UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22061

Name of Fund: BlackRock Funds II
BlackRock Dynamic High Income Portfolio

BlackRock Multi-Asset Income Portfolio

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2022

Date of reporting period: 01/31/2022

Item 1 – Report to Stockholders
(a)

The Report to Shareholders is attached herewith.

(b)

Not Applicable
JANUARY 31, 2022
Not FDIC Insured - May Lose Value - No Bank Guarantee
2022 Semi-Annual Report
(Unaudited)
BlackRock Funds II
BlackRock Dynamic High Income Portfolio
BlackRock Multi-Asset Income Portfolio

Dear Shareholder,
The 12-month reporting period as of January 31, 2022 saw a continuation of the resurgent growth that followed the initial coronavirus (or “COVID-19”) pandemic reopening, albeit at a slower pace. The global economy weathered the emergence of several variant strains and the resulting peaks and troughs in infections amid optimism that increasing vaccinations and economic adaptation could help contain the pandemic’s disruptions.
Continued growth meant that the U.S. economy regained and then surpassed its pre-pandemic output. However, rapid changes in consumer spending led to supply constraints and elevated inflation.
Equity prices were mixed, as persistently high inflation drove investors’ expectations for higher interest rates, which particularly weighed on relatively high valuation growth stocks and economically sensitive small-
capitalization stocks. Overall, small-capitalization U.S. stocks declined slightly, while large-capitalization U.S.
stocks posted a strong advance. International equities from developed markets also gained, although emerging market stocks declined, pressured by rising interest rates and a strengthening U.S. dollar.
The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose significantly during the reporting period as the economy expanded rapidly and inflation reached its highest annualized reading in decades. In the corporate bond market, the improving economy assuaged credit concerns and led to positive returns for high-
yield corporate bonds, outpacing the modest negative return of investment-grade corporate bonds.
The U.S. Federal Reserve (the “Fed”) maintained accommodative monetary policy during the reporting period by keeping near-zero interest rates. However, the Fed’s tone shifted late in the period, as it reduced its bond-
buying program and raised the prospect of higher rates in 2022. Continued high inflation and the Fed’s new tone led many analysts to anticipate that the Fed will raise interest rates multiple times throughout the year.
Looking ahead, however, the horrific war in Ukraine has significantly clouded the outlook for the global economy.
Sanctions on Russia and general wartime disruption are likely to drive already-high commodity prices even further upwards, and we have already seen spikes in energy and metal markets. While this will exacerbate inflationary pressure, it could also constrain economic growth, making the Fed's way forward less clear. Its challenge will be combating inflation without stifling a recovery that is now facing additional supply shocks.
In this environment, we favor an overweight to equities, as we believe low interest rates and continued economic growth will support further gains, albeit likely more modest than what we saw in 2021. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and health care, are particularly attractive in the long term. U.S. and other developed-market equities have room for further growth, while we believe Chinese equities stand to gain from a more accommodative monetary and fiscal environment. We are underweight long-term credit, but inflation-protected U.S. Treasuries, Asian fixed income, and emerging market local-currency bonds offer potential opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.
In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
blackrock.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Rob Kapito
President, BlackRock Advisors, LLC
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of January 31, 2022
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
3.44% 23.29%
U.S. small cap equities
(Russell 2000
®
Index)
(8.41) (1.21)
International equities
(MSCI Europe, Australasia,
Far East Index)
(3.43) 7.03
Emerging market equities
(MSCI Emerging Markets
Index)
(4.59) (7.23)
3-month Treasury bills
(ICE BofA 3-Month U.S.
Treasury Bill Index)
0.01 0.04
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
(3.87) (4.43)
U.S. investment grade
bonds
(Bloomberg U.S. Aggregate
Bond Index)
(3.17) (2.97)
Tax-exempt municipal bonds
(S&P Municipal Bond Index)
(2.56) (1.22)
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer
Capped Index)
(1.55) 2.05
This Page is not Part of Your Fund Report

Table of Contents
Page

The Markets in Review ................................................................................................... 2
Semi-Annual Report:

Financial Statements:

Fund Summary
as of January 31, 2022
2022
BlackRock Semi-Annual Report to Shareholders

BlackRock Dynamic High Income Portfolio
Investment Objective
BlackRock Dynamic High Income Portfolio’s (the “Fund”) investment objective is to seek high current income with consideration for capital appreciation.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended January 31, 2022, the Fund underperformed its custom benchmark, a blend of 70% MSCI World Index/30% Bloomberg U.S. Aggregate Bond
Index.
What factors influenced performance?
The Fund seeks to earn a high level of current income by tactically managing a diversified portfolio of non-traditional sources of yield. The Fund has the flexibility to invest across all asset classes and is managed within a risk-controlled framework, seeking to maintain competitive yield with a risk profile in line with or below that of the custom benchmark. The Fund’s performance is reviewed on an absolute basis due to the nature of its strategy.
Allocations to bonds and equities in the emerging markets were the largest detractors from returns. The Fund’s interest rate positioning, used to mitigate risk elsewhere in the portfolio, detracted from returns as bond yields moved higher over the period. (Prices and yields move in opposite directions.)
The Fund’s allocation to U.S. equities was the largest contributor to performance as the U.S. market generally outperformed other areas. Floating rate loan interests (“bank loans”), which exhibited attractive characteristics in an elevated interest rate environment, also generated positive returns. Developed market international covered call positions further contributed to results, as elevated volatility aided income generation and augmented the positive price movement of the underlying stocks.
The Fund used derivatives as part of its investment strategy. In addition to using U.S. Treasury futures to manage duration positioning, the Fund held equity futures, equity options and currency futures to adjust its risk profile. Additionally, it used equity covered calls to provide an alternative source of income. This aspect of the Fund’s strategy contributed to performance. Positions in U.S. and European equity derivatives modestly contributed to returns, as did positions in currency futures.
Describe recent portfolio activity.
The investment adviser generally maintained a steady level of portfolio risk throughout the period based on its continued favorable views on the growth backdrop. However, the investment adviser did make a number of smaller changes. It reduced the Fund’s allocation to Asian high yield bonds due to the ongoing weakness and uncertainty in
China. The investment adviser also increased the Fund’s allocations to commercial mortgage-backed securities, high yield bonds and bank loans. Within equities, it generally preferred the United States over Europe and the emerging markets. In addition, it increased the allocation to dividend stocks and real estate investment trusts (“REITs”)
while reducing the allocation to covered calls. The investment adviser also incrementally increased the Fund’s interest rate exposure later in the period following a rise in bond yields.
During the period, the Fund held elevated cash positions as collateral for its derivative holdings. The cash balance did not have a material impact on Fund performance.
Describe Fund positioning at period end.
The Fund was allocated across a number of diverse asset classes, including high yield corporates, floating rate bank loans and collateralized loan obligations, global dividend stocks, equity covered calls, preferred stocks, emerging markets debt, investment grade corporate debt, mortgage-backed securities, global infrastructure issues and global
REITs.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of January 31, 2022 (continued)

Fund Summary
BlackRock Dynamic High Income Portfolio
Performance
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Average Annual Total Returns
(a)(b)
1 Year 5 Years Since Inception
(f)
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
6-Month
Total Returns
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Institutional .............. 4.71% 4.55% (1.12)% 7.09% N/A 6.96% N/A 6.03% N/A
Investor A ............... 4.21 4.10 (1.24) 6.82 1.21% 6.71 5.57% 5.77 4.99%
Investor C ............... 3.67 3.53 (1.62) 6.03 5.03 5.90 5.90 4.97 4.97
Class K ................ 4.76 4.65 (1.09) 7.14 N/A 7.03 N/A 6.08 N/A
70% MSCI World Index/30%
Bloomberg U.S. Aggregate
Bond Index
(c)
.......... — — (0.69) 10.46 N/A 10.37 N/A 8.30 N/A
MSCI World Index
(d)
....... — — 0.26 16.53 N/A 13.25 N/A 10.43 N/A
Bloomberg U.S. Aggregate
Bond Index
(e)
.......... — — (3.17) (2.97) N/A 3.08 N/A 2.71 N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.
(b)
The Fund may invest up to 100% of its assets in equity securities and up to 100% of its assets in fixed-income securities. The Fund may also gain exposure to such equity securities and fixed-
income securities by investing in BlackRock equity and/or fixed-income mutual funds and affiliated and unaffiliated exchange-traded funds ("ETFs"). The Fund may also invest up to 50% of its assets in structured notes that provide exposure to covered call options or other types of financial instruments.
(c)
The Fund compares its performance to that of a customized weighted index comprised of the returns of the MSCI World Index (70%) and Bloomberg U.S. Aggregate Bond Index (30%).
(d)
A broad global equity index that captures large- and mid-cap representation across certain developed markets countries.
(e)
Bloomberg U.S. Aggregate Bond Index (formerly Bloomberg Barclays U.S. Aggregate Bond Index), a broad-based flagship benchmark that measures the investment grade, U.S. dollar-
denominated, fixed-rate taxable bond market.
(f)
The Fund commenced operations on November 3, 2014.
Actual Hypothetical
Beginning
Account Value
(08/01/21)
Ending
Account Value
(01/31/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(08/01/21)
Ending
Account Value
(01/31/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 988.80 $ 3.26 $ 1,000.00 $ 1,021.93 $ 3.31 0.65%
Investor A ................................ 1,000.00 987.60 4.51 1,000.00 1,020.67 4.58 0.90
Investor C ................................ 1,000.00 983.80 8.25 1,000.00 1,016.89 8.39 1.65
Class K .................................. 1,000.00 989.10 3.01 1,000.00 1,022.18 3.06 0.60
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six-month period shown).

Fund Summary
as of January 31, 2022
2022
BlackRock Semi-Annual Report to Shareholders

BlackRock Multi-Asset Income Portfolio
Investment Objective
BlackRock Multi-Asset Income Portfolio’s (the “Fund”) investment objective is to seek to maximize current income with consideration for capital appreciation.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended January 31, 2022, the Fund’s Institutional, Investor A and Class K Shares outperformed its benchmark, a blend of 50% MSCI World
Index/50% Bloomberg U.S. Aggregate Bond Index, while the Fund’s Investor C Shares performed in line with the benchmark.
What factors influenced performance?
The Fund employs an unconstrained strategy (i.e., one with the flexibility to invest across all asset classes) that is managed within a risk-controlled framework and seeks to maintain a competitive yield with a risk profile less than or equal to the 50/50 custom benchmark. The Fund may use derivatives to manage the portfolio’s positioning and to provide an element of protection during periods of market distress. The following discussion relates to absolute performance due to the nature of the Fund’s strategy.
The Fund was positioned for a rising-rate environment, which was the largest contributor to performance given that yields climbed during the period. (Prices and yields move in opposite directions.) The Fund achieved this positioning through the use of derivatives. The interest rate backdrop also helped the performance of the Fund’s holdings in senior loans. Positions in U.S. equities, infrastructure stocks, and covered calls contributed to returns, as well.
On the other hand, an allocation to emerging market bonds was the largest detractor. The Fund’s fixed-income position detracted from overall performance, with high yield and investment-grade bonds experiencing negative returns. Holdings in preferred stocks also detracted, as did positioning within emerging market and international developed market equities.
The Fund used derivatives as part of its investment strategy. In addition to using U.S. Treasury futures to manage duration positioning, the Fund held equity futures, equity options and currency futures to adjust its risk profile. It used equity covered calls to provide an alternative source of income, which contributed. Positions in U.S. and European equity derivatives also made a small contribution to returns, as did positions in currency futures.
Describe recent portfolio activity.
The investment adviser generally maintained a steady level of portfolio risk throughout the period based on its continued favorable views on the growth backdrop. However, the investment adviser did make a number of smaller changes. It reduced the Fund’s allocation to Asian high yield bonds due to the ongoing weakness and uncertainty in
China. The investment adviser also increased the Fund’s allocations to commercial mortgage-backed securities, high yield bonds, preferred stocks and floating rate loan interests. Later in the period, the investment adviser increased the Fund’s weighting in U.S. equities after the selloff of early 2022 offered an opportunity to add a modest degree of risk. The investment adviser also incrementally increased the Fund’s interest rate exposure later in the period following a rise in bond yields.
During the period, the Fund held elevated cash positions as collateral for its derivative holdings. The cash balance did not have a material impact on Fund performance.
Describe Fund positioning at period end.
The Fund was allocated across a number of diverse asset classes, including high yield corporate bonds, floating rate loan interests and collateralized loan obligations, global dividend stocks, equity covered calls, preferred stocks, emerging markets debt, investment-grade corporate debt, mortgage-backed securities, global infrastructure issues and global real estate investment trusts.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of January 31, 2022 (continued)

Fund Summary
BlackRock Multi-Asset Income Portfolio
Performance
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Average Annual Total Returns
(a)(b)
1 Year 5 Years 10 Years
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
6-Month
Total Returns
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Institutional .............. 3.90% 3.79% (0.85)% 5.01% N/A 5.72% N/A 5.94% N/A
Investor A ............... 3.45 3.37 (1.07) 4.74 (0.75)% 5.46 4.33% 5.67 5.10%
Investor C ............... 2.87 2.77 (1.36) 3.96 2.97 4.67 4.67 5.04 5.04
Class K ................ 3.95 3.86 (0.83) 5.06 N/A 5.75 N/A 5.95 N/A
50% MSCI World Index/50%
Bloomberg U.S. Aggregate
Bond Index
(c)
.......... — — (1.37) 6.52 N/A 8.37 N/A 7.22 N/A
MSCI World Index
(d)
....... — — 0.26 16.53 N/A 13.25 N/A 11.54 N/A
Bloomberg U.S. Aggregate
Bond Index
(e)
.......... — — (3.17) (2.97) N/A 3.08 N/A 2.59 N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.
(b)
The Fund may invest up to 60% of its assets in equity securities and up to 100% of its assets in fixed-income securities. In addition, the Fund may invest in structured notes that provide exposure to covered call options or other types of financial instruments.
(c)
The Fund compares its performance to that of a customized weighted index comprised of the returns of the MSCI World Index (50%) and Bloomberg U.S. Aggregate Bond Index (50%).
(d)
A broad global equity index that captures large- and mid-cap representation across certain developed markets countries.
(e)
Bloomberg U.S. Aggregate Bond Index (formerly Bloomberg Barclays U.S. Aggregate Bond Index), a broad-based flagship benchmark that measures the investment grade, U.S. dollar-
denominated, fixed-rate taxable bond market.
Actual Hypothetical
Beginning
Account Value
(08/01/21)
Ending
Account Value
(01/31/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(08/01/21)
Ending
Account Value
(01/31/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 991.50 $ 2.76 $ 1,000.00 $ 1,022.43 $ 2.80 0.55%
Investor A ................................ 1,000.00 989.30 4.01 1,000.00 1,021.17 4.08 0.80
Investor C ................................ 1,000.00 986.40 7.76 1,000.00 1,017.39 7.88 1.55
Class K .................................. 1,000.00 991.70 2.51 1,000.00 1,022.68 2.55 0.50
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six-month period shown).

Portfolio Information
January 31, 2022
2022
BlackRock Semi-Annual Report to Shareholders

BlackRock Dynamic High Income Portfolio
BlackRock Multi-Asset Income Portfolio
'
TEN LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
iShares iBoxx $ High Yield Corporate Bond ETF ............. 3%
BlackRock Floating Rate Income Portfolio ................. 2
BlackRock Allocation Target Shares- BATS Series A .......... 2
iShares Core Dividend Growth ETF ..................... 2
iShares Core S&P 500 ETF ........................... 2
Taiwan Semiconductor Manufacturing Co. Ltd. .............. 1
JPMorgan Structured Products BV (Microsoft Corp.),
10.88%, 03/25/22 ................................. 1
Barclays Bank plc (Russell 2000 Index), 8.06%, 03/11/22 ....... —
(b)
Barclays Bank plc (Russell 2000 Index), 9.70%, 03/23/22 ....... —
(b)
Equinix , Inc. ..................................... —
(b)
(a)
Excludes short-term securities.
(b)
Represents less than 1% of the Fund's total investments.
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
Corporate Bonds ................................... 25%
Common Stocks ................................... 24
Equity-Linked Notes ................................. 20
Investment Companies ............................... 11
Floating Rate Loan Interests ........................... 8
Asset-Backed Securities .............................. 4
Non-Agency Mortgage-Backed Securities .................. 3
Preferred Securities ................................. 3
Foreign Government Obligations ........................ 2
Foreign Agency Obligations ............................ —
(b)
U.S. Government Sponsored Agency Securities .............. —
(b)
Warrants ........................................ —
(b)
(a)
Excludes short-term securities.
(b)
Represents less than 1% of the Fund's total investments.
TEN LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
iShares iBoxx $ High Yield Corporate Bond ETF ............. 2%
iShares Core Dividend Growth ETF ..................... 1
Taiwan Semiconductor Manufacturing Co. Ltd. .............. 1
Microsoft Corp. ................................... —
(b)
JPMorgan Structured Products BV (Microsoft Corp.),
10.88%, 03/25/22 ................................. —
(b)
Novo Nordisk A/S, Class B ........................... —
(b)
Sanofi ......................................... —
(b)
Apple, Inc. ...................................... —
(b)
iShares Trust 1-5 Year Investment Grade Corporate Bond ETF ... —
(b)
Cellnex Telecom SA ................................ —
(b)
(a)
Excludes short-term securities and options purchased.
(b)
Represents less than 1% of the Fund's total investments.
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
Corporate Bonds ................................... 32%
Common Stocks ................................... 25
Equity-Linked Notes ................................. 11
Asset-Backed Securities .............................. 9
Floating Rate Loan Interests ........................... 8
Non-Agency Mortgage-Backed Securities .................. 6
Preferred Securities ................................. 4
Investment Companies ............................... 3
Foreign Government Obligations ........................ 2
Foreign Agency Obligations ............................ —
(b)
U.S. Government Sponsored Agency Securities .............. —
(b)
Warrants ........................................ —
(b)
(a)
Excludes short-term securities and options purchased.
(b)
Represents less than 1% of the Fund's total investments.

About Fund Performance

About Fund Performance
Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Class K Shares performance shown prior to the Class K Shares inception date of March 28, 2016 for BlackRock Dynamic High Income Portfolio and the Class K
Shares inception date of February 3, 2017 for the BlackRock Multi-Asset Income Portfolio is that of Institutional Shares. The performance of each Fund’s Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of
Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.
Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge ("CDSC") where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.
Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries. These shares automatically convert to Investor A Shares after approximately eight years.
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund's investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com  to obtain performance data current to the most recent month-end.
Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table(s) assume reinvestment of all distributions, if any, at net asset value ("NAV") on the ex-dividend date or payable date, as applicable . Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.
BlackRock Advisors, LLC (the "Manager”), each Fund's investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of each Fund’s expenses. Without such waiver(s) and/or reimbursement(s), each Fund's performance would have been lower. With respect to each Fund's voluntary waiver(s), if any, the
Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued
at any time. With respect to each Fund's contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.
The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.

Disclosure of Expenses
2022
BlackRock Semi-Annual Report to Shareholders

Shareholders of each Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown
(which are based on a hypothetical investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5%
hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
January 31, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities — 4.4%
AGL CLO 11 Ltd., Series 2021-11A, Class C,
(LIBOR USD 3 Month + 2.05%), 2.29%,
04/15/34
(a)(b)
..................... USD 500 $ 501,925
AGL CLO 17 Ltd., Series 2022-17A, Class C, (3
Month CME Term SOFR + 2.10%), 0.00%,
01/21/35
(a)(b)
..................... 1,000 1,000,000
AIG CLO LLC
(a)(b)
Series 2018-1A, Class CR, (LIBOR USD 3
Month + 2.05%), 2.30%, 04/20/32 .... 500 499,998
Series 2018-1A, Class DR, (LIBOR USD 3
Month + 3.10%), 3.35%, 04/20/32 .... 500 500,955
Series 2020-1A, Class DR, (LIBOR USD 3
Month + 3.00%), 3.24%, 04/15/34 .... 900 890,041
Series 2021-1A, Class E, (LIBOR USD 3
Month + 6.60%), 6.86%, 04/22/34 .... 2,000 1,990,200
Series 2021-2A, Class D, (LIBOR USD 3
Month + 3.05%), 3.30%, 07/20/34 .... 500 497,611
Series 2021-2A, Class E, (LIBOR USD 3
Month + 6.50%), 6.75%, 07/20/34 .... 500 497,809
AIMCO CLO
(a)(b)
Series 2015-AA, Class CR2, (LIBOR USD 3
Month + 2.00%), 2.24%, 10/17/34 .... 1,000 1,000,002
Series 2015-AA, Class DR2, (LIBOR USD 3
Month + 3.05%), 3.29%, 10/17/34 .... 1,000 996,544
Ajax Mortgage Loan Trust, Series 2018-G,
Class A, 4.38%, 06/25/57
(a)(b)
.......... 210 210,473
Anchorage Capital CLO 4-R Ltd., Series
2014-4RA, Class D, (LIBOR USD 3 Month +
2.60%), 2.88%, 01/28/31
(a)(b)
.......... 250 247,024
Anchorage Capital CLO Ltd., Series 2018-1RA,
Class E, (LIBOR USD 3 Month + 5.50%),
5.74%, 04/13/31
(a)(b)
................ 1,000 988,334
Ares LIII CLO Ltd.
(a)(b)
Series 2019-53A, Class C, (LIBOR USD 3
Month + 2.65%), 2.91%, 04/24/31 .... 500 500,325
Series 2019-53A, Class D, (LIBOR USD 3
Month + 3.75%), 4.01%, 04/24/31 .... 500 500,293
Ares XLVII CLO Ltd., Series 2018-47A, Class
SUB, (LIBOR USD 3 Month + 0.00%),
0.00%, 04/15/30
(a)(b)
................ 500 324,758
Atrium XIV LLC, Series 14A, Class C, (LIBOR
USD 3 Month + 1.95%), 2.19%, 08/23/30
(a)(b)
250 248,638
Atrium XV, Series 15A, Class D, (LIBOR USD 3
Month + 3.00%), 3.26%, 01/23/31
(a)(b)
.... 250 247,841
Bain Capital Credit CLO Ltd., Series 2019-2A,
Class CR, (LIBOR USD 3 Month + 2.10%),
2.34%, 10/17/32
(a)(b)
................ 1,000 998,440
Bear Stearns Asset-Backed Securities Trust,
Series 2004-HE3, Class M2, (LIBOR USD 1
Month + 1.73%), 1.83%, 04/25/34
(a)
..... 69 68,996
Boyce Park CLO Ltd., Series 2022-1A, Class E,
(SOFR + 6.25%), 0.00%, 04/21/35
(a)(b)
.... 500 500,000
Canyon CLO Ltd.
(a)(b)
Series 2018-1A, Class B, (LIBOR USD 3
Month + 1.70%), 1.94%, 07/15/31 .... 500 499,998
Series 2018-1A, Class C, (LIBOR USD 3
Month + 1.90%), 2.14%, 07/15/31 .... 1,000 997,309
Series 2020-1A, Class DR, (LIBOR USD 3
Month + 3.15%), 3.39%, 07/15/34 .... 500 497,577
Series 2020-3A, Class C, (LIBOR USD 3
Month + 2.50%), 2.74%, 01/15/34 .... 500 502,048
Carlyle Global Market Strategies CLO Ltd.,
Series 2015-4A, Class SBB1, (LIBOR USD 3
Month + 8.50%), 8.75%, 07/20/32
(a)(b)
.... 65 63,411
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
CarVal CLO Ltd., Series 2018-1A, Class D,
(LIBOR USD 3 Month + 2.89%), 3.13%,
07/16/31
(a)(b)
..................... USD 1,000 $ 997,633
Catskill Park CLO Ltd., Series 2017-1A, Class
C, (LIBOR USD 3 Month + 3.70%), 3.95%,
04/20/29
(a)(b)
..................... 250 250,195
Cedar Funding IX CLO Ltd., Series 2018-9A,
Class SUB, 0.00%, 04/20/31
(a)(b)
........ 1,000 638,909
CIFC Funding Ltd.
(a)(b)
Series 2013-4A, Class DRR, (LIBOR USD 3
Month + 2.80%), 3.07%, 04/27/31 .... 500 494,709
Series 2014-5A, Class DR2, (LIBOR USD 3
Month + 3.40%), 3.64%, 10/17/31 .... 500 500,069
Series 2015-3A, Class CR, (LIBOR USD 3
Month + 1.65%), 1.90%, 04/19/29 .... 250 248,470
Series 2017-1A, Class D, (LIBOR USD 3
Month + 3.50%), 3.76%, 04/23/29 .... 500 500,107
Series 2021-2A, Class E, (LIBOR USD 3
Month + 6.20%), 6.44%, 04/15/34 .... 500 487,710
Dryden 50 Senior Loan Fund, Series 2017-50A,
Class SUB, 0.00%, 07/15/30
(a)(b)
........ 1,000 689,900
Dryden 70 CLO Ltd., Series 2018-70A, Class
D, (LIBOR USD 3 Month + 3.75%), 3.99%,
01/16/32
(a)(b)
..................... 250 250,106
Dryden 72 CLO Ltd., Series 2019-72A, Class
DR, (LIBOR USD 3 Month + 3.00%), 3.16%,
05/15/32
(a)(b)
..................... 800 799,993
Dryden 75 CLO Ltd., Series 2019-75A, Class
ER2, (LIBOR USD 3 Month + 6.60%),
6.84%, 04/15/34
(a)(b)
................ 350 346,323
Elmwood CLO XI Ltd.
(a)(b)
Series 2021-4A, Class D, (LIBOR USD 3
Month + 2.95%), 3.09%, 10/20/34 .... 1,500 1,494,032
Series 2021-4A, Class E, (LIBOR USD 3
Month + 6.00%), 6.14%, 10/20/34 .... 1,250 1,240,267
First Franklin Mortgage Loan Trust
(a)
Series 2006-FF9, Class 2A4, (LIBOR USD 1
Month + 0.50%), 0.61%, 06/25/36 .... 1,750 1,685,550
Series 2006-FF13, Class A1, (LIBOR USD 1
Month + 0.24%), 0.35%, 10/25/36 .... 56 44,149
Series 2006-FF13, Class A2C, (LIBOR USD
1 Month + 0.32%), 0.43%, 10/25/36 ... 33 26,079
Greenwood Park CLO Ltd., Series 2018-1A,
Class D, (LIBOR USD 3 Month + 2.50%),
2.74%, 04/15/31
(a)(b)
................ 650 640,305
Greywolf CLO IV Ltd., Series 2019-1A, Class
CR, (LIBOR USD 3 Month + 3.65%), 3.89%,
04/17/34
(a)(b)
..................... 1,000 1,001,976
Greywolf CLO V Ltd., Series 2015-1A, Class
BR, (LIBOR USD 3 Month + 2.00%), 2.26%,
01/27/31
(a)(b)
..................... 500 500,159
GSAA Home Equity Trust
(a)
Series 2005-14, Class 1A2, (LIBOR USD 1
Month + 0.70%), 0.81%, 12/25/35 .... 30 14,875
Series 2006-5, Class 1A1, (LIBOR USD 1
Month + 0.36%), 0.47%, 03/25/36 .... 60 25,046
GSAMP Trust, Series 2006-FM3, Class A1,
(LIBOR USD 1 Month + 0.14%), 0.25%,
11/25/36
(a)
...................... 115 68,980
Invitation Homes Trust, Series 2018-SFR4,
Class A, (LIBOR USD 1 Month + 1.10%),
1.21%, 01/17/38
(a)(b)
................ 257 256,389
Jay Park CLO Ltd., Series 2016-1A, Class CR,
(LIBOR USD 3 Month + 2.65%), 2.90%,
10/20/27
(a)(b)
..................... 250 246,011

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
KKR CLO 27 Ltd., Series 27A, Class DR, (3
Month CME Term SOFR + 3.25%), 0.00%,
10/15/32
(a)(b)
..................... USD 550 $ 550,000
Long Beach Mortgage Loan Trust, Series 2006-
4, Class 1A, (LIBOR USD 1 Month + 0.30%),
0.41%, 05/25/36
(a)
................. 388 256,567
Lucali CLO Ltd., Series 2020-1A, Class D,
(LIBOR USD 3 Month + 3.60%), 3.84%,
01/15/33
(a)(b)
..................... 500 500,381
Madison Park Funding XIII Ltd., Series 2014-
13A, Class CR2, (LIBOR USD 3 Month +
1.90%), 2.15%, 04/19/30
(a)(b)
.......... 500 498,240
Madison Park Funding XXVII Ltd., Series
2018-27A, Class C, (LIBOR USD 3 Month +
2.60%), 2.85%, 04/20/30
(a)(b)
.......... 500 492,254
Madison Park Funding XXXIII Ltd., Series 2019-
33A, Class DR, (3 Month CME Term SOFR
+ 3.10%), 3.26%, 10/15/32
(a)(b)
......... 1,000 1,000,000
MASTR Asset-Backed Securities Trust, Series
2007-HE1, Class A4, (LIBOR USD 1 Month
+ 0.28%), 0.39%, 05/25/37
(a)
.......... 650 599,552
Neuberger Berman CLO XVIII Ltd., Series
2014-18A, Class CR2, (LIBOR USD 3 Month
+ 3.00%), 3.26%, 10/21/30
(a)(b)
......... 250 246,493
Neuberger Berman Loan Advisers CLO 26 Ltd.,
Series 2017-26A, Class D, (LIBOR USD 3
Month + 2.65%), 2.89%, 10/18/30
(a)(b)
.... 1,000 987,157
Neuberger Berman Loan Advisers CLO 44 Ltd.,
Series 2021-44A, Class E, (LIBOR USD 3
Month + 6.00%), 6.24%, 10/16/34
(a)(b)
.... 2,000 1,980,078
Neuberger Berman Loan Advisers CLO Ltd.,
Series 2018-27A, Class D, (LIBOR USD 3
Month + 2.60%), 2.84%, 01/15/30
(a)(b)
.... 500 495,720
Oakwood Mortgage Investors, Inc., Series
1998-D, Class M1, 7.42%, 01/15/29
(b)
.... 215 219,321
OCP CLO Ltd., Series 2015-10A, Class ER2,
(LIBOR USD 3 Month + 6.50%), 6.63%,
01/26/34
(a)(b)
..................... 1,000 990,042
Octagon Investment Partners 33 Ltd., Series
2017-1A, Class C, (LIBOR USD 3 Month +
2.75%), 3.00%, 01/20/31
(a)(b)
.......... 500 494,508
Octagon Investment Partners 41 Ltd., Series
2019-2A, Class DR, (LIBOR USD 3 Month +
3.20%), 3.44%, 10/15/33
(a)(b)
.......... 1,000 1,000,000
Octagon Investment Partners XVI Ltd., Series
2013-1A, Class CR, (LIBOR USD 3 Month +
1.85%), 2.09%, 07/17/30
(a)(b)
.......... 250 248,684
OHA Credit Partners VII Ltd., Series 2012-7A,
Class D1R3, (LIBOR USD 3 Month +
2.90%), 3.06%, 02/20/34
(a)(b)
.......... 1,000 996,432
Palmer Square CLO Ltd.
(a)(b)
Series 2013-2A, Class BR3, (LIBOR USD 3
Month + 1.85%), 2.10%, 10/17/31 .... 800 796,083
Series 2015-1A, Class CR4, (LIBOR USD 3
Month + 2.85%), 3.01%, 05/21/34 .... 500 496,211
Series 2015-2A, Class BR2, (LIBOR USD 3
Month + 1.95%), 2.20%, 07/20/30 .... 750 749,997
Series 2019-1A, Class BR, (LIBOR USD 3
Month + 2.00%), 2.15%, 11/14/34
(c)
... 500 500,100
Series 2021-4A, Class D, (LIBOR USD 3
Month + 2.95%), 3.09%, 10/15/34 .... 3,000 3,000,116
Series 2021-4A, Class E, (LIBOR USD 3
Month + 6.05%), 6.19%, 10/15/34 .... 3,000 2,940,490
Series 2022-1A, Class C, (3 Month CME
Term SOFR + 2.05%), 0.00%, 04/20/35 . 1,500 1,500,000
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2022-1A, Class D, (3 Month CME
Term SOFR + 3.05%), 0.00%, 04/20/35 . USD 1,000 $ 999,500
Series 2022-1A, Class E, (3 Month CME
Term SOFR + 6.35%), 0.00%, 04/20/35 . 1,000 999,700
Progress Residential Trust, Series 2019-SFR2,
Class F, 4.84%, 05/17/36
(b)
........... 100 100,197
Rad CLO 12 Ltd., Series 2021-12A, Class D,
(LIBOR USD 3 Month + 3.05%), 3.19%,
10/30/34
(a)(b)
..................... 1,500 1,499,500
Rad CLO 14 Ltd., Series 2021-14A, Class D,
(LIBOR USD 3 Month + 3.00%), 3.23%,
01/15/35
(a)(b)
..................... 1,000 1,000,022
Regatta Funding LP, Series 2013-2A, Class
CR2, (LIBOR USD 3 Month + 3.70%),
3.94%, 01/15/29
(a)(b)
................ 500 499,953
Regatta VI Funding Ltd., Series 2016-1A,
Class CR2, (LIBOR USD 3 Month + 2.15%),
2.40%, 04/20/34
(a)(b)
................ 250 249,531
Regatta XIII Funding Ltd., Series 2018-2A,
Class B, (LIBOR USD 3 Month + 2.10%),
2.34%, 07/15/31
(a)(b)
................ 500 500,045
Regatta XV Funding Ltd.
(a)(b)
Series 2018-4A, Class A2, (LIBOR USD 3
Month + 1.85%), 2.11%, 10/25/31 .... 285 285,086
Series 2018-4A, Class C, (LIBOR USD 3
Month + 3.30%), 3.56%, 10/25/31 .... 250 250,088
Regatta XVI Funding Ltd., Series 2019-2A,
Class D, (LIBOR USD 3 Month + 3.90%),
4.14%, 01/15/33
(a)(b)
................ 500 501,814
Regatta XXIII Funding Ltd., Series 2021-4A,
Class D, (LIBOR USD 3 Month + 3.05%),
3.16%, 01/20/35
(a)(b)
................ 1,000 1,000,052
Rockford Tower CLO Ltd.
(a)(b)
Series 2018-2A, Class C, (LIBOR USD 3
Month + 2.20%), 2.45%, 10/20/31 .... 300 300,907
Series 2019-1A, Class DR, (LIBOR USD 3
Month + 3.10%), 3.35%, 04/20/34 .... 1,000 982,059
Signal Peak CLO 4 Ltd., Series 2017-4A, Class
DR, (LIBOR USD 3 Month + 3.20%), 3.32%,
10/26/34
(a)(b)
..................... 1,000 1,000,000
Signal Peak CLO 7 Ltd., Series 2019-1A, Class
B, (LIBOR USD 3 Month + 2.00%), 2.30%,
04/30/32
(a)(b)
..................... 500 499,960
Silver Creek CLO Ltd., Series 2014-1A, Class
DR, (LIBOR USD 3 Month + 3.35%), 3.60%,
07/20/30
(a)(b)
..................... 500 500,265
Symphony CLO XIX Ltd., Series 2018-19A,
Class C, (LIBOR USD 3 Month + 1.75%),
1.99%, 04/16/31
(a)(b)
................ 500 497,403
Tallman Park CLO Ltd., Series 2021-1A, Class
C, (LIBOR USD 3 Month + 1.95%), 2.20%,
04/20/34
(a)(b)
..................... 500 496,389
TCI-Flatiron CLO Ltd., Series 2018-1A, Class
DR, (LIBOR USD 3 Month + 2.75%), 2.88%,
01/29/32
(a)(b)
..................... 1,000 1,000,000
TICP CLO V Ltd., Series 2016-5A, Class DR,
(LIBOR USD 3 Month + 3.15%), 3.39%,
07/17/31
(a)(b)
..................... 500 501,700
TICP CLO VII Ltd., Series 2017-7A, Class CR,
(LIBOR USD 3 Month + 2.15%), 2.39%,
04/15/33
(a)(b)
..................... 500 499,998
TICP CLO XI Ltd., Series 2018-11A, Class D,
(LIBOR USD 3 Month + 3.05%), 3.30%,
10/20/31
(a)(b)
..................... 300 300,015

BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Treman Park CLO Ltd., Series 2015-1A, Class
DRR, (LIBOR USD 3 Month + 2.65%),
2.90%, 10/20/28
(a)(b)
................ USD 300 $ 300,613
Upland CLO Ltd., Series 2016-1A, Class CR,
(LIBOR USD 3 Month + 2.90%), 3.15%,
04/20/31
(a)(b)
..................... 500 491,673
Whetstone Park CLO Ltd., Series 2021-1A,
Class D, (LIBOR USD 3 Month + 2.90%),
2.90%, 01/20/35
(a)(b)
................ 1,000 1,000,174
York CLO-3 Ltd., Series 2016-1A, Class DR,
(LIBOR USD 3 Month + 3.60%), 3.85%,
10/20/29
(a)(b)
..................... 500 500,187
Total Asset-Backed Securities — 4.4%
(Cost: $67,865,161) ............................... 67,513,749
Shares
Shares
Common Stocks — 23.2%
Airlines — 0.1%
(d)
Copa Holdings SA, Class A ............. 12,711 1,062,385
InterGlobe Aviation Ltd.
(b)(e)
............. 47,691 1,194,543
2,256,928
Automobiles — 0.1%
Maruti Suzuki India Ltd. ............... 11,948 1,384,223
Banks — 1.8%
Axis Bank Ltd.
(d)
..................... 237,928 2,491,727
Bandhan Bank Ltd.
(b)(e)
................ 254,513 1,084,010
Bank Rakyat Indonesia Persero Tbk. PT .... 9,179,294 2,612,752
China Construction Bank Corp., Class H .... 2,191,000 1,681,261
Citizens Financial Group, Inc. ........... 54,112 2,785,145
Commercial International Bank Egypt SAE
(d)
.. 211,860 694,425
Credicorp Ltd. ...................... 7,624 1,091,909
DBS Group Holdings Ltd. .............. 39,300 1,032,288
Grupo Financiero Banorte SAB de CV, Class O 223,445 1,413,375
Industrial & Commercial Bank of China Ltd.,
Class H ........................ 3,756,000 2,275,556
Kasikornbank PCL, NVDR .............. 293,200 1,327,458
M&T Bank Corp. .................... 13,747 2,328,467
OTP Bank Nyrt.
(d)
.................... 32,967 1,912,982
Powszechna Kasa Oszczednosci Bank Polski
SA
(d)
.......................... 104,887 1,227,841
Sberbank of Russia PJSC, ADR .......... 115,206 1,616,108
Standard Chartered plc ................ 216,736 1,578,436
27,153,740
Beverages — 0.3%
Diageo plc ........................ 53,570 2,703,217
Kweichow Moutai Co. Ltd., Class A ........ 5,100 1,523,153
4,226,370
Biotechnology — 0.2%
AbbVie, Inc. ....................... 20,179 2,762,303
Capital Markets — 0.2%
Intercontinental Exchange, Inc. .......... 25,305 3,205,131
Chemicals — 0.1%
Albemarle Corp. .................... 5,536 1,222,017
Communications Equipment — 0.1%
Accton Technology Corp. .............. 131,000 1,265,023
Construction Materials — 0.1%
Anhui Conch Cement Co. Ltd., Class H ..... 272,500 1,441,396
Security
Shares
Shares Value
Consumer Finance — 0.2%
Kaspi.KZ JSC, GDR
(e)
................. 13,254 $ 1,133,851
Synchrony Financial .................. 36,813 1,567,866
2,701,717
Diversified Telecommunication Services — 0.7%
Cellnex Telecom SA
(b)(e)
................ 130,056 5,897,469
Hellenic Telecommunications Organization SA 81,341 1,581,052
TELUS Corp. ...................... 120,260 2,829,703
10,308,224
Electric Utilities — 1.0%
American Electric Power Co., Inc. ......... 19,223 1,737,759
CLP Holdings Ltd. ................... 65,500 655,492
Duke Energy Corp. .................. 22,725 2,387,489
Edison International .................. 5,519 346,538
EDP - Energias de Portugal SA .......... 501,785 2,568,693
Enel SpA ......................... 65,367 503,104
Eversource Energy .................. 7,711 690,057
FirstEnergy Corp. ................... 6,213 260,697
NextEra Energy, Inc. ................. 41,066 3,208,076
Southern Co. (The) .................. 16,758 1,164,513
Xcel Energy, Inc. .................... 25,075 1,746,725
15,269,143
Electrical Equipment — 0.1%
Schneider Electric SE ................. 10,061 1,704,287
Electronic Equipment, Instruments & Components — 0.1%
Samsung SDI Co. Ltd. ................ 1,532 760,307
TE Connectivity Ltd. .................. 10,802 1,544,794
2,305,101
Energy Equipment & Services — 0.1%
Baker Hughes Co. ................... 35,068 962,266
Equity Real Estate Investment Trusts (REITs) — 5.8%
Alexandria Real Estate Equities, Inc. ....... 14,857 2,894,738
American Tower Corp. ................ 15,061 3,787,842
Assura plc ........................ 5,213,689 4,715,664
Boston Properties, Inc. ................ 30,066 3,369,797
Community Healthcare Trust, Inc. ......... 25,903 1,174,442
Covivio .......................... 34,157 2,852,387
Cromwell European REIT
(e)
............. 810,803 2,113,280
Crown Castle International Corp. ......... 18,294 3,338,838
Digital Realty Trust, Inc. ............... 35,179 5,249,762
EPR Properties ..................... 58,104 2,554,833
Equinix, Inc. ....................... 8,401 6,089,884
ESR Kendall Square REIT Co. Ltd. ........ 655,828 3,172,969
Goodman Group .................... 50,153 828,113
LondonMetric Property plc .............. 494,965 1,783,400
Medical Properties Trust, Inc. ............ 222,354 5,060,777
Outfront Media, Inc. .................. 162,975 4,048,299
Prologis, Inc. ....................... 33,446 5,245,002
Rexford Industrial Realty, Inc. ........... 42,335 3,097,652
SBA Communications Corp. ............ 4,412 1,435,841
Secure Income REIT plc ............... 302,152 1,720,128
SL Green Realty Corp. ................ 30,334 2,199,806
Spirit Realty Capital, Inc. ............... 72,774 3,453,854
Sun Communities, Inc. ................ 17,588 3,323,428
Target Healthcare REIT plc ............. 1,551,006 2,398,725
UDR, Inc. ......................... 67,228 3,821,240
VICI Properties, Inc. .................. 105,420 3,017,120
Warehouses De Pauw CVA ............. 66,985 2,881,785
Welltower, Inc. ...................... 50,880 4,407,734
90,037,340

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Shares
Shares Value
Food & Staples Retailing — 0.2%
Sendas Distribuidora SA ............... 280,805 $ 669,477
Wal-Mart de Mexico SAB de CV .......... 768,650 2,607,254
X5 Retail Group NV, GDR
(e)
............. 24,205 547,281
3,824,012
Food Products — 0.1%
China Mengniu Dairy Co. Ltd.
(d)
.......... 312,000 1,844,115
Gas Utilities — 0.3%
Atmos Energy Corp. .................. 5,588 599,145
ENN Energy Holdings Ltd. .............. 80,600 1,283,174
Kunlun Energy Co. Ltd. ................ 2,594,000 2,690,102
Tokyo Gas Co. Ltd. .................. 24,300 490,660
5,063,081
Health Care Equipment & Supplies — 0.2%
Medtronic plc ...................... 31,374 3,246,895
Health Care Providers & Services — 0.3%
Notre Dame Intermedica Participacoes SA ... 94,284 1,265,974
UnitedHealth Group, Inc. ............... 5,810 2,745,632
4,011,606
Hotels, Restaurants & Leisure — 0.1%
SJM Holdings Ltd.
(d)
.................. 1,629,000 1,048,386
Yum China Holdings, Inc. .............. 25,508 1,228,720
2,277,106
Household Durables — 0.2%
Haier Smart Home Co. Ltd., Class A ....... 335,323 1,477,386
Haier Smart Home Co. Ltd., Class H ....... 106,000 424,959
JS Global Lifestyle Co. Ltd.
(b)(e)
........... 252,000 402,710
Taylor Wimpey plc ................... 467,254 958,599
3,263,654
Household Products — 0.2%
Reckitt Benckiser Group plc ............. 38,499 3,119,273
Insurance — 0.6%
Assurant, Inc. ...................... 10,804 1,647,718
Progressive Corp. (The) ............... 16,604 1,804,191
Prudential plc ...................... 174,883 2,947,782
Sanlam Ltd. ....................... 254,871 1,047,152
Seguridade Participacoes SA ............ 507,773 2,220,389
9,667,232
Interactive Media & Services — 0.2%
Tencent Holdings Ltd. ................. 33,700 2,111,719
Tencent Holdings Ltd., ADR ............. 22,681 1,418,470
3,530,189
Internet & Direct Marketing Retail — 0.0%
JD.com, Inc., Class A
(d)
................ 1,557 59,013
IT Services — 1.0%
Amadeus IT Group SA
(d)
............... 12,671 871,261
Fidelity National Information Services, Inc. ... 28,017 3,359,799
GDS Holdings Ltd., Class A
(d)
............ 857,768 4,479,438
Infosys Ltd. ........................ 18,465 434,439
Infosys Ltd., ADR .................... 49,515 1,167,069
NEXTDC Ltd.
(d)
..................... 37,070 284,437
Paychex, Inc. ...................... 8,315 979,174
SUNeVision Holdings Ltd. .............. 1,297,000 1,139,883
Visa, Inc., Class A ................... 10,896 2,464,348
15,179,848
Leisure Products — 0.2%
Hasbro, Inc. ....................... 26,749 2,473,748
Security
Shares
Shares Value
Life Sciences Tools & Services — 0.1%
WuXi AppTec Co. Ltd., Class A ........... 29,796 $ 495,091
WuXi AppTec Co. Ltd., Class H
(b)(e)
........ 30,200 433,167
928,258
Machinery — 0.3%
Han's Laser Technology Industry Group Co.
Ltd., Class A ..................... 232,500 1,744,469
Otis Worldwide Corp. ................. 27,036 2,309,686
4,054,155
Media — 0.2%
Comcast Corp., Class A ............... 39,903 1,994,751
Eutelsat Communications SA ............ 26,298 326,090
2,320,841
Metals & Mining — 0.1%
China Molybdenum Co. Ltd., Class H ...... 3,279,000 1,684,991
Novolipetsk Steel PJSC ............... 179,354 495,491
Novolipetsk Steel PJSC, GDR
(e)
.......... 3,052 84,806
2,265,288
Multiline Retail — 0.1%
Fix Price Group Ltd., GDR
(e)
............. 149,893 855,662
Multi-Utilities — 0.7%
Ameren Corp. ...................... 10,552 936,384
CenterPoint Energy, Inc. ............... 47,587 1,349,567
CMS Energy Corp. ................... 13,319 857,477
Dominion Energy, Inc. ................. 24,025 1,937,856
DTE Energy Co. .................... 4,620 556,387
National Grid plc .................... 66,005 965,847
NiSource, Inc. ...................... 32,481 947,796
Public Service Enterprise Group, Inc. ...... 21,095 1,403,450
Sempra Energy ..................... 10,655 1,472,095
WEC Energy Group, Inc. ............... 4,539 440,465
10,867,324
Oil, Gas & Consumable Fuels — 0.8%
California Resources Corp. ............. 242 10,314
Cheniere Energy, Inc. ................. 7,236 809,709
China Petroleum & Chemical Corp., Class H . 3,312,000 1,734,130
Enbridge, Inc. ...................... 50,392 2,130,406
Gazprom PJSC, ADR ................. 76,210 663,432
LUKOIL PJSC, ADR .................. 28,424 2,545,382
Petroleo Brasileiro SA, ADR ............ 56,498 754,248
Petronet LNG Ltd. ................... 439,492 1,263,444
Plains GP Holdings LP, Class A
(d)
......... 45,912 529,365
Targa Resources Corp. ................ 8,968 529,830
Williams Cos., Inc. (The) ............... 70,651 2,115,291
13,085,551
Personal Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A ..... 5,550 1,730,435
Pharmaceuticals — 0.7%
AstraZeneca plc .................... 24,588 2,860,273
Novo Nordisk A/S, Class B ............. 34,539 3,435,536
Sanofi ........................... 37,358 3,906,229
10,202,038
Professional Services — 0.2%
NMG, Inc.
(d)
........................ 602 98,126
RELX plc ......................... 105,248 3,227,722
3,325,848
Real Estate Management & Development — 1.5%
Aroundtown SA ..................... 520,784 3,216,641
Capitaland Investment Ltd.
(d)
............ 1,136,300 2,915,600
ESR Cayman Ltd.
(b)(d)(e)
................ 1,223,800 4,149,540

BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Shares
Shares Value
Real Estate Management & Development (continued)
Hang Lung Properties Ltd. .............. 356,000 $ 760,667
Hulic Co. Ltd. ...................... 318,300 3,076,580
Longfor Group Holdings Ltd. ............ 305,500 1,832,642
Shimao Group Holdings Ltd. ............ 2,369,500 1,746,310
VGP NV .......................... 4,475 1,268,059
Vonovia SE ........................ 85,823 4,888,116
23,854,155
Road & Rail — 0.3%
Canadian Pacific Railway Ltd. ........... 15,173 1,085,232
CSX Corp. ........................ 39,422 1,349,021
Seibu Holdings, Inc.
(d)
................. 28,700 281,564
Union Pacific Corp. .................. 3,167 774,490
West Japan Railway Co. ............... 10,400 435,799
3,926,106
Semiconductors & Semiconductor Equipment — 1.0%
MediaTek, Inc. ...................... 26,000 1,032,699
Taiwan Semiconductor Manufacturing Co. Ltd. 489,000 11,306,655
Texas Instruments, Inc. ................ 16,383 2,940,584
15,279,938
Software — 0.4%
Intuit, Inc. ......................... 3,426 1,902,218
Microsoft Corp. ..................... 13,441 4,179,882
6,082,100
Specialty Retail — 0.1%
Topsports International Holdings Ltd.
(b)(e)
.... 1,313,000 1,186,374
Technology Hardware, Storage & Peripherals — 0.2%
Logitech International SA (Registered) ...... 14,628 1,229,185
Samsung Electronics Co. Ltd. ........... 24,745 1,539,117
2,768,302
Textiles, Apparel & Luxury Goods — 0.3%
EssilorLuxottica SA .................. 7,873 1,489,456
Kering SA ......................... 2,730 2,038,669
LVMH Moet Hennessy Louis Vuitton SE ..... 1,743 1,431,661
4,959,786
Thrifts & Mortgage Finance — 0.1%
Housing Development Finance Corp. Ltd. ... 33,522 1,143,796
Tobacco — 0.1%
Philip Morris International, Inc. ........... 22,087 2,271,648
Trading Companies & Distributors — 0.2%
BOC Aviation Ltd.
(b)(e)
................. 134,400 1,129,926
Ferguson plc ....................... 13,662 2,148,904
3,278,830
Transportation Infrastructure — 1.0%
Aena SME SA
(b)(d)(e)
.................. 17,889 2,890,550
Atlantia SpA
(d)
...................... 43,171 801,050
Atlas Arteria Ltd.
(f)
................... 245,256 1,138,456
Auckland International Airport Ltd.
(d)
....... 103,846 492,946
Beijing Capital International Airport Co. Ltd.,
Class H
(d)
....................... 442,000 295,091
Flughafen Zurich AG (Registered)
(d)
....... 3,645 674,385
Fraport AG Frankfurt Airport Services
Worldwide
(d)
..................... 12,917 882,317
Getlink SE ........................ 37,087 585,043
Grupo Aeroportuario del Pacifico SAB de CV,
Class B
(d)
....................... 128,174 1,765,468
Hamburger Hafen und Logistik AG ........ 17,501 375,962
Japan Airport Terminal Co. Ltd.
(d)
......... 10,500 454,948
Jiangsu Expressway Co. Ltd., Class H ..... 1,322,000 1,381,298
Security
Shares
Shares Value
Transportation Infrastructure (continued)
Transurban Group
(f)
.................. 390,597 $ 3,450,623
15,188,137
Water Utilities — 0.0%
American Water Works Co., Inc. .......... 803 129,122
Severn Trent plc .................... 13,014 505,260
634,382
Wireless Telecommunication Services — 0.1%
KDDI Corp. ........................ 52,300 1,670,918
Total Common Stocks — 23.2%
(Cost: $325,260,925) .............................. 357,644,853
Par (000)
Par (000)
Corporate Bonds — 24.0%
Aerospace & Defense — 0.7%
Bombardier, Inc.
(b)
7.50%, 12/01/24 .................. USD 363 375,741
7.50%, 03/15/25 .................. 27 27,338
7.13%, 06/15/26 .................. 886 900,397
7.88%, 04/15/27 .................. 520 527,010
6.00%, 02/15/28 .................. 362 350,459
7.45%, 05/01/34 .................. 100 116,500
F-Brasile SpA, Series XR, 7.38%, 08/15/26
(b)
. 600 591,636
Kratos Defense & Security Solutions, Inc.,
6.50%, 11/30/25
(b)
................ 284 292,520
Rolls-Royce plc, 5.75%, 10/15/27
(b)
....... 829 869,820
Spirit AeroSystems, Inc., 5.50%, 01/15/25
(b)
.. 22 22,550
TransDigm, Inc.
8.00%, 12/15/25
(b)
................. 1,610 1,682,080
6.25%, 03/15/26
(b)
................. 3,469 3,581,743
6.38%, 06/15/26 .................. 89 90,557
7.50%, 03/15/27 .................. 69 71,601
4.63%, 01/15/29 .................. 196 186,133
4.88%, 05/01/29 .................. 246 236,186
Triumph Group, Inc., 8.88%, 06/01/24
(b)
.... 580 619,150
10,541,421
Airlines — 0.5%
Air Canada, 3.88%, 08/15/26
(b)
.......... 412 401,861
American Airlines, Inc.
(b)
11.75%, 07/15/25 ................. 609 737,152
5.50%, 04/20/26 .................. 388 396,713
5.75%, 04/20/29 .................. 1,133 1,159,899
Avianca Midco 2 Ltd., 9.00%, 12/01/28
(b)
.... 254 254,283
Azul Investments LLP
5.88%, 10/26/24
(e)
................. 404 371,175
7.25%, 06/15/26
(b)
................. 402 362,880
Delta Air Lines, Inc., 7.00%, 05/01/25
(b)
..... 39 43,675
Gol Finance SA
(b)
7.00%, 01/31/25 .................. 412 354,969
8.00%, 06/30/26 .................. 454 419,609
Hawaiian Brand Intellectual Property Ltd.,
5.75%, 01/20/26
(b)
................ 191 195,332
Latam Finance Ltd., 6.88%, 04/11/24
(b)(d)(g)
... 689 646,497
Mileage Plus Holdings LLC, 6.50%, 06/20/27
(b)
651 691,687
Spirit Loyalty Cayman Ltd., 8.00%, 09/20/25
(b)
21 23,009
United Airlines Pass-Through Trust
Series 2020-1, Class B, 4.88%, 01/15/26 . 35 35,746
Series 2020-1, Class A, 5.88%, 10/15/27 . 372 400,034
United Airlines, Inc.
(b)
4.38%, 04/15/26 .................. 352 349,395
4.63%, 04/15/29 .................. 561 555,093
7,399,009

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Par (000)
Par (000) Value
Auto Components — 0.4%
Adient US LLC, 9.00%, 04/15/25
(b)
....... USD 101 $ 107,030
Clarios Global LP
(b)
6.75%, 05/15/25 .................. 288 298,800
6.25%, 05/15/26 .................. 1,424 1,472,060
8.50%, 05/15/27 .................. 2,316 2,421,563
Dealer Tire LLC, 8.00%, 02/01/28
(b)
....... 419 428,428
Dornoch Debt Merger Sub, Inc., 6.63%,
10/15/29
(b)
..................... 91 87,929
Goodyear Tire & Rubber Co. (The)
9.50%, 05/31/25 .................. 121 128,865
5.00%, 07/15/29
(b)
................. 108 108,054
5.25%, 07/15/31
(b)
................. 133 133,916
5.63%, 04/30/33 .................. 381 388,312
Icahn Enterprises LP
6.25%, 05/15/26 .................. 268 275,504
5.25%, 05/15/27 .................. 894 900,437
4.38%, 02/01/29 .................. 115 109,312
Patrick Industries, Inc., 4.75%, 05/01/29
(b)
... 52 50,180
Tenneco, Inc., 7.88%, 01/15/29
(b)
........ 34 36,130
6,946,520
Automobiles — 0.0%
Ford Motor Co.
4.75%, 01/15/43 .................. 41 41,904
5.29%, 12/08/46 .................. 100 109,750
Thor Industries, Inc., 4.00%, 10/15/29
(b)
.... 138 131,445
TML Holdings Pte. Ltd., 4.35%, 06/09/26
(e)
.. 300 295,875
Winnebago Industries, Inc., 6.25%, 07/15/28
(b)
90 95,736
674,710
Banks — 2.3%
Banco Bilbao Vizcaya Argentaria SA, (USD
Swap Semi 5 Year + 3.87%), 6.13%
(a)(h)
... 2,000 2,052,500
Banco Davivienda SA, (US Treasury Yield
Curve Rate T Note Constant Maturity 10 Year
+ 5.10%), 6.65%
(a)(b)(h)
.............. 200 197,750
Banco GNB Sudameris SA, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 6.66%), 7.50%, 04/16/31
(a)(b)
........ 150 147,548
Banco Mercantil del Norte SA
(a)(b)(h)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%),
6.75% ....................... 600 611,737
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.64%),
5.87% ....................... 420 404,985
Bangkok Bank PCL, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
1.90%), 3.73%, 09/25/34
(a)(e)
.......... 612 611,541
Bank Leumi Le-Israel BM, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 1.63%), 3.27%, 01/29/31
(a)(b)(e)
....... 609 598,723
Bank of East Asia Ltd. (The), (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 5.53%), 5.83%
(a)(e)(h)
.......... 500 515,000
Barclays plc
(a)(h)
(USD Swap Semi 5 Year + 6.77%), 7.88%
(e)
754 758,224
(USD Swap Semi 5 Year + 4.84%), 7.75% 625 664,062
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.87%),
6.13% ....................... 1,300 1,382,485
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.41%),
4.38% ....................... 600 566,460
BBK BSC, 5.50%, 07/09/24
(e)
........... 257 264,758
Security
Par (000)
Par (000) Value
Banks (continued)
BBVA Bancomer SA, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
2.65%), 5.12%, 01/18/33
(a)(e)
.......... USD 628 $ 631,197
BNP Paribas SA
(a)(b)(h)
(USD Swap Semi 5 Year + 3.98%), 7.00% 406 459,795
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.34%),
4.62% ....................... 2,000 1,919,960
Burgan Bank SAK, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
4.01%), 5.75%
(a)(e)(h)
............... 200 198,350
Chong Hing Bank Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.86%), 5.70%
(a)(e)(h)
.............. 250 257,703
Credit Agricole SA
(a)(b)(h)
(USD Swap Semi 5 Year + 6.19%), 8.12% 1,825 2,111,069
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.24%),
4.75% ....................... 1,620 1,589,625
Danske Bank A/S, (US Treasury Yield Curve
Rate T Note Constant Maturity 7 Year +
4.13%), 7.00%
(a)(e)(h)
............... 1,805 1,937,866
Emirates NBD Bank PJSC, (USD Swap Semi 6
Year + 3.66%), 6.13%
(a)(e)(h)
.......... 200 208,000
Grupo Aval Ltd., 4.38%, 02/04/30
(b)
....... 448 418,964
HDFC Bank Ltd., (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
2.93%), 3.70%
(a)(e)(h)
............... 300 290,460
HSBC Holdings plc
(a)(h)
(USD Swap Rate 5 Year + 4.37%), 6.37% . 718 759,084
(USD Swap Rate 5 Year + 3.75%), 6.00% . 487 514,092
ING Groep NV, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 2.86%),
3.88%
(a)(h)
..................... 1,300 1,189,500
Intercorp Peru Ltd., 3.88%, 08/15/29
(b)
..... 317 305,568
Itau Unibanco Holding SA, 5.13%, 05/13/23
(b)
. 400 415,320
JPMorgan Chase & Co., Series W, (LIBOR
USD 3 Month + 1.00%), 1.16%, 05/15/47
(a)
. 1,492 1,289,237
Kasikornbank PCL, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
4.94%), 5.28%
(a)(e)(h)
............... 624 641,277
Lloyds Banking Group plc
(a)(h)
(USD Swap Semi 5 Year + 4.50%), 7.50% 380 421,543
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%),
6.75% ....................... 485 532,894
Nanyang Commercial Bank Ltd., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.21%), 5.00%
(a)(e)(h)
.......... 200 201,750
NBK Tier 1 Financing Ltd., (CMTUSD6Y +
2.88%), 3.62%
(a)(b)(h)
............... 697 678,268
Nordea Bank Abp
(a)(b)(h)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.11%),
6.63% ....................... 1,075 1,192,584
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.60%),
3.75% ....................... 560 508,200
Societe Generale SA
(a)(b)(h)
(USD Swap Rate 5 Year + 5.87%), 8.00% . 1,775 2,004,525
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.93%),
4.75% ....................... 1,420 1,402,832
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.51%),
5.38% ....................... 1,350 1,358,775

BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Par (000)
Par (000) Value
Banks (continued)
Standard Chartered plc, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.14%), 4.30%
(a)(b)(h)
.............. USD 850 $ 794,750
TMBThanachart Bank PCL, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.26%), 4.90%
(a)(e)(h)
.............. 400 396,450
UniCredit SpA, (USD Swap Semi 5 Year +
5.18%), 8.00%
(a)(e)(h)
............... 1,815 1,964,738
Wells Fargo & Co., (LIBOR USD 3 Month +
0.50%), 0.74%, 01/15/27
(a)
........... 115 112,437
35,482,586
Beverages — 0.0%
Triton Water Holdings, Inc., 6.25%, 04/01/29
(b)
44 41,250
Building Products — 0.2%
(b)
Advanced Drainage Systems, Inc., 5.00%,
09/30/27 ...................... 119 119,853
Builders FirstSource, Inc., 6.75%, 06/01/27 .. 38 39,568
Cornerstone Building Brands, Inc., 6.13%,
01/15/29 ...................... 536 553,554
CP Atlas Buyer, Inc., 7.00%, 12/01/28 ..... 332 315,838
Forterra Finance LLC, 6.50%, 07/15/25 .... 207 216,833
MIWD Holdco II LLC, 5.50%, 02/01/30 ..... 29 28,737
New Enterprise Stone & Lime Co., Inc.
5.25%, 07/15/28 .................. 66 66,000
9.75%, 07/15/28 .................. 73 76,833
SRM Escrow Issuer LLC, 6.00%, 11/01/28 ... 669 686,929
Standard Industries, Inc., 4.38%, 07/15/30 .. 170 162,350
Summit Materials LLC, 5.25%, 01/15/29 .... 128 130,639
Victors Merger Corp., 6.38%, 05/15/29 ..... 137 125,652
2,522,786
Capital Markets — 0.6%
Aretec Escrow Issuer, Inc., 7.50%, 04/01/29
(b)
73 74,457
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(b)
................ 165 162,862
Credit Suisse Group AG
(a)(b)(h)
(USD Swap Semi 5 Year + 3.46%), 6.25% 403 422,646
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%),
6.37% ....................... 600 626,250
Deutsche Bank AG, Series 2020, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 4.52%), 6.00%
(a)(h)
........... 1,800 1,813,500
Goldman Sachs Group, Inc. (The), Series
U, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.92%), 3.65%
(a)(h)
850 808,562
Huarong Finance 2017 Co. Ltd., 4.75%,
04/27/27
(e)
..................... 200 201,500
Huarong Finance 2019 Co. Ltd., 3.63%,
09/30/30
(e)
..................... 370 343,175
MSCI, Inc., 3.63%, 09/01/30
(b)
.......... 49 48,062
State Street Corp., (LIBOR USD 3 Month +
1.00%), 1.20%, 06/15/47
(a)
........... 2,875 2,547,830
UBS AG, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.31%), 4.38%
(a)(b)
(h)
.......................... 430 404,716
UBS Group AG
(a)(h)
(USD Swap Semi 5 Year + 4.34%), 7.00%
(b)
351 370,965
(USD Swap Semi 5 Year + 4.87%), 7.00%
(e)
677 735,353
XP, Inc., 3.25%, 07/01/26
(b)
............ 472 444,565
9,004,443
Chemicals — 0.5%
Alpek SAB de CV, 3.25%, 02/25/31
(b)
...... 379 363,200
Braskem Idesa SAPI, 6.99%, 02/20/32
(b)
.... 450 444,375
Security
Par (000)
Par (000) Value
Chemicals (continued)
Braskem Netherlands Finance BV, (US
Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 8.22%), 8.50%, 01/23/81
(a)
(b)
.......................... USD 710 $ 811,530
Chemours Co. (The), 5.75%, 11/15/28
(b)
.... 71 72,092
Cydsa SAB de CV, 6.25%, 10/04/27
(b)
..... 448 448,504
Diamond BC BV, 4.63%, 10/01/29
(b)
....... 215 201,571
Element Solutions, Inc., 3.88%, 09/01/28
(b)
.. 651 624,960
Equate Petrochemical BV, 2.63%, 04/28/28
(b)
. 200 194,750
EverArc Escrow SARL, 5.00%, 10/30/29
(b)
... 450 429,984
Gates Global LLC, 6.25%, 01/15/26
(b)
...... 161 166,313
GCP Applied Technologies, Inc., 5.50%,
04/15/26
(b)
..................... 151 154,209
HB Fuller Co., 4.25%, 10/15/28 ......... 61 60,558
Herens Midco SARL, 4.75%, 05/15/28
(b)
.... 400 381,924
Illuminate Buyer LLC, 9.00%, 07/01/28
(b)
.... 493 520,115
Kobe U.S. Midco 2, Inc., 9.25%, 11/01/26
(a)(b)
. 188 191,290
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29
(b)
... 93 91,140
Minerals Technologies, Inc., 5.00%, 07/01/28
(b)
65 65,768
Pearl Holding II Ltd., 0.00%,
(c)(e)(h)(i)
....... 95 3,149
Pearl Holding III Ltd., 9.00%, 10/22/25
(e)
.... 76 51,680
Sasol Financing USA LLC
4.38%, 09/18/26 .................. 200 197,000
6.50%, 09/27/28 .................. 455 481,162
5.50%, 03/18/31 .................. 470 459,425
SCIH Salt Holdings, Inc., 6.63%, 05/01/29
(b)
.. 120 112,122
SCIL IV LLC, 5.38%, 11/01/26
(b)
......... 200 200,500
UPL Corp. Ltd., (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 3.87%),
5.25%
(a)(e)(h)
.................... 210 208,005
WR Grace Holdings LLC, 5.63%, 08/15/29
(b)
. 1,624 1,567,160
8,502,486
Commercial Services & Supplies — 0.9%
Allied Universal Holdco LLC
(b)
6.63%, 07/15/26 .................. 2,601 2,670,876
9.75%, 07/15/27 .................. 1,538 1,622,590
4.63%, 06/01/28 .................. 979 932,127
6.00%, 06/01/29 .................. 1,115 1,056,914
APi Escrow Corp., 4.75%, 10/15/29
(b)
...... 82 80,565
APi Group DE, Inc., 4.13%, 07/15/29
(b)
..... 108 103,950
APX Group, Inc.
(b)
6.75%, 02/15/27 .................. 500 513,465
5.75%, 07/15/29 .................. 334 314,157
Aramark Services, Inc., 6.38%, 05/01/25
(b)
... 160 165,800
Covanta Holding Corp.
4.88%, 12/01/29
(b)
................. 134 133,115
5.00%, 09/01/30 .................. 95 94,050
Garda World Security Corp., 9.50%, 11/01/27
(b)
705 740,955
GFL Environmental, Inc.
(b)
5.13%, 12/15/26 .................. 264 272,680
4.00%, 08/01/28 .................. 282 262,731
4.75%, 06/15/29 .................. 249 241,530
4.38%, 08/15/29 .................. 88 83,978
IAA, Inc., 5.50%, 06/15/27
(b)
........... 245 251,434
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26
(b)
..................... 68 67,745
Madison IAQ LLC
(b)
4.13%, 06/30/28 .................. 80 76,200
5.88%, 06/30/29 .................. 974 900,176
Nielsen Finance LLC
(b)
5.63%, 10/01/28 .................. 572 571,085
5.88%, 10/01/30 .................. 829 830,517
Prime Security Services Borrower LLC
(b)
5.75%, 04/15/26 .................. 138 143,023
6.25%, 01/15/28 .................. 1,052 1,047,860

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Tuspark Forward Ltd., 7.95%, 05/13/24
(e)
... USD 380 $ 170,359
Waste Pro USA, Inc., 5.50%, 02/15/26
(b)
.... 811 786,670
14,134,552
Communications Equipment — 0.3%
Avaya, Inc., 6.13%, 09/15/28
(b)
.......... 1,689 1,727,002
Ciena Corp., 4.00%, 01/31/30
(b)
......... 97 96,030
CommScope Technologies LLC, 6.00%,
06/15/25
(b)
..................... 304 296,100
CommScope, Inc.
(b)
6.00%, 03/01/26 .................. 429 434,466
8.25%, 03/01/27 .................. 204 199,589
7.13%, 07/01/28 .................. 348 324,510
4.75%, 09/01/29 .................. 389 372,635
Nokia OYJ, 6.63%, 05/15/39 ........... 98 123,480
ViaSat, Inc.
(b)
5.63%, 04/15/27 .................. 3 3,053
6.50%, 07/15/28 .................. 511 505,890
4,082,755
Construction & Engineering — 0.2%
Aeropuertos Dominicanos Siglo XXI SA, 6.75%,
03/30/29
(b)
..................... 405 410,062
Arcosa, Inc., 4.38%, 04/15/29
(b)
......... 308 299,530
Bioceanico Sovereign Certificate Ltd., 0.00%,
06/05/34
(e)(i)
.................... 513 384,037
Brand Industrial Services, Inc., 8.50%,
07/15/25
(b)
..................... 453 425,820
Dycom Industries, Inc., 4.50%, 04/15/29
(b)
... 79 77,367
GMR Hyderabad International Airport Ltd.,
4.75%, 02/02/26
(e)
................ 240 232,620
HTA Group Ltd., 7.00%, 12/18/25
(b)
....... 605 627,423
MasTec, Inc., 4.50%, 08/15/28
(b)
......... 85 86,073
Mexico City Airport Trust, 5.50%, 07/31/47
(e)
. 470 437,100
Stoneway Capital Corp.
(d)(g)
10.00%, 03/01/27
(e)
................ 267 76,686
10.00%, 03/01/27
(b)
................ 752 216,301
3,273,019
Construction Materials — 0.0%
Cemex SAB de CV
(b)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.53%),
5.12%
(a)(h)
..................... 495 495,747
3.88%, 07/11/31 .................. 215 203,111
698,858
Consumer Finance — 0.5%
American Express Co., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 2.85%), 3.55%
(a)(h)
............... 2,115 2,025,113
ASG Finance DAC., 7.88%, 12/03/24
(b)
..... 534 529,995
Capital One Financial Corp., Series M, (US
Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 3.16%), 3.95%
(a)(h)
..... 1,250 1,221,875
Castlelake Aviation Finance DAC, 5.00%,
04/15/27
(b)
..................... 61 59,457
Ford Motor Credit Co. LLC
5.13%, 06/16/25 .................. 319 335,349
4.13%, 08/04/25 .................. 418 427,551
Global Aircraft Leasing Co. Ltd., 6.50%, (6.50%
Cash or 7.25% PIK), 09/15/24
(b)(j)
....... 231 216,624
King Talent Management Ltd., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.52%), 5.60%
(a)(e)(h)
.......... 200 185,000
Manappuram Finance Ltd., 5.90%, 01/13/23
(e)
292 293,460
Muthoot Finance Ltd.
6.13%, 10/31/22
(b)
................. 668 674,388
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
4.40%, 09/02/23
(e)
................. USD 212 $ 212,000
Navient Corp.
6.13%, 03/25/24 .................. 66 68,739
5.50%, 03/15/29 .................. 223 217,603
OneMain Finance Corp.
8.88%, 06/01/25 .................. 42 44,579
7.13%, 03/15/26 .................. 110 120,927
6.63%, 01/15/28 .................. 290 311,273
5.38%, 11/15/29 .................. 23 23,353
Shriram Transport Finance Co. Ltd., 5.10%,
07/16/23
(e)
..................... 624 626,340
VistaJet Malta Finance plc, 6.38%, 02/01/30
(b)
122 121,238
7,714,864
Containers & Packaging — 0.5%
ARD Finance SA, 6.50%, 06/30/27
(b)
...... 732 739,633
Ardagh Metal Packaging Finance USA LLC,
4.00%, 09/01/29
(b)
................ 1,225 1,166,813
Ardagh Packaging Finance plc, 5.25%,
08/15/27
(b)
..................... 871 853,580
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26 16 18,560
Graham Packaging Co., Inc., 7.13%, 08/15/28
(b)
15 15,225
Intertape Polymer Group, Inc., 4.38%,
06/15/29
(b)
..................... 110 108,625
Klabin Austria GmbH, 3.20%, 01/12/31
(b)
.... 485 434,744
LABL, Inc., 5.88%, 11/01/28
(b)
.......... 219 216,810
Mauser Packaging Solutions Holding Co.,
5.50%, 04/15/24
(b)
................ 583 582,271
Trivium Packaging Finance BV
(b)(k)
5.50%, 08/15/26 .................. 889 896,219
8.50%, 08/15/27 .................. 2,467 2,544,464
7,576,944
Distributors — 0.0%
(b)
BCPE Empire Holdings, Inc., 7.63%, 05/01/27 90 90,000
Wolverine Escrow LLC, 9.00%, 11/15/26 .... 84 73,500
163,500
Diversified Consumer Services — 0.2%
Metis Merger Sub LLC, 6.50%, 05/15/29
(b)
... 176 168,489
Service Corp. International, 3.38%, 08/15/30 . 42 39,209
Sotheby's
(b)
7.38%, 10/15/27 .................. 1,515 1,573,979
5.88%, 06/01/29 .................. 600 607,500
2,389,177
Diversified Financial Services — 0.3%
(b)
Jefferies Finance LLC, 5.00%, 08/15/28 .... 267 263,908
MPH Acquisition Holdings LLC, 5.50%,
09/01/28 ...................... 267 256,387
Operadora de Servicios Mega SA de CV Sofom
ER, 8.25%, 02/11/25 .............. 782 586,500
Sabre GLBL, Inc.
9.25%, 04/15/25 .................. 589 661,482
7.38%, 09/01/25 .................. 161 165,025
Shift4 Payments LLC, 4.63%, 11/01/26 ..... 125 126,900
Verscend Escrow Corp., 9.75%, 08/15/26 ... 2,491 2,616,023
4,676,225
Diversified Telecommunication Services — 1.6%
Altice France Holding SA
(b)
10.50%, 05/15/27 ................. 2,862 3,037,297
6.00%, 02/15/28 .................. 727 663,497
Altice France SA
(b)
8.13%, 02/01/27 .................. 426 450,542
5.13%, 01/15/29 .................. 447 415,710
5.13%, 07/15/29 .................. 905 840,329
5.50%, 10/15/29 .................. 390 369,599

BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
CCO Holdings LLC
4.75%, 03/01/30
(b)
................. USD 182 $ 180,598
4.50%, 08/15/30
(b)
................. 509 496,275
4.25%, 02/01/31
(b)
................. 156 148,821
4.75%, 02/01/32
(b)
................. 235 231,169
4.50%, 05/01/32 .................. 309 297,799
4.50%, 06/01/33
(b)
................. 254 241,579
4.25%, 01/15/34
(b)
................. 1,089 1,007,597
Consolidated Communications, Inc., 6.50%,
10/01/28
(b)
..................... 911 938,057
Frontier Communications Corp.
(b)
5.88%, 10/15/27 .................. 345 355,247
5.00%, 05/01/28 .................. 629 622,710
6.75%, 05/01/29 .................. 486 487,215
Frontier Communications Holdings LLC, 6.00%,
01/15/30
(b)
..................... 438 422,758
IHS Holding Ltd., 6.25%, 11/29/28
(b)
....... 370 373,996
Iliad Holding SAS
(b)
6.50%, 10/15/26 .................. 1,303 1,319,457
7.00%, 10/15/28 .................. 444 451,375
Intelsat Jackson Holdings SA, 8.00%,
02/15/24
(b)(k)
.................... 280 283,850
Level 3 Financing, Inc., 3.63%, 01/15/29
(b)
... 257 233,870
Liquid Telecommunications Financing plc,
5.50%, 09/04/26
(b)
................ 600 604,500
Lumen Technologies, Inc.
5.13%, 12/15/26
(b)
................. 404 406,711
4.00%, 02/15/27
(b)
................. 52 49,888
4.50%, 01/15/29
(b)
................. 379 347,308
5.38%, 06/15/29
(b)
................. 386 365,963
Series P, 7.60%, 09/15/39 ........... 82 82,000
Series U, 7.65%, 03/15/42 ........... 371 372,736
Network i2i Ltd., (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 4.27%),
5.65%
(a)(e)(h)
.................... 464 479,892
Oi SA, 10.00%, (10.00% Cash or 4.00% PIK),
07/27/25
(j)
..................... 338 280,540
Sable International Finance Ltd., 5.75%,
09/07/27
(e)
..................... 673 687,328
Sprint Capital Corp.
6.88%, 11/15/28 .................. 414 492,453
8.75%, 03/15/32 .................. 613 856,330
Switch Ltd., 4.13%, 06/15/29
(b)
.......... 588 572,700
Telecom Italia Capital SA
6.38%, 11/15/33 .................. 45 46,192
6.00%, 09/30/34 .................. 991 976,135
7.20%, 07/18/36 .................. 21 22,354
Telesat Canada, 4.88%, 06/01/27
(b)
....... 27 21,757
Zayo Group Holdings, Inc.
(b)
4.00%, 03/01/27 .................. 1,697 1,602,324
6.13%, 03/01/28 .................. 2,140 2,018,876
24,155,334
Electric Utilities — 0.4%
Duke Energy Corp., (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
2.32%), 3.25%, 01/15/82
(a)
........... 750 701,399
FEL Energy VI SARL, 5.75%, 12/01/40
(e)
.... 453 444,053
Genneia SA, 8.75%, 09/02/27
(b)
......... 368 339,425
Huachen Energy Co. Ltd., 6.63%, 05/18/20
(d)(e)(g)
200 77,000
India Cleantech Energy, 4.70%, 08/10/26
(b)
.. 250 247,500
Inkia Energy Ltd.
5.88%, 11/09/27
(e)
................. 458 461,664
5.88%, 11/09/27
(b)
................. 200 201,600
Mong Duong Finance Holdings BV, 5.13%,
05/07/29
(e)
..................... 324 297,027
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
NextEra Energy Capital Holdings, Inc., (US
Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 2.55%), 3.80%, 03/15/82
(a)
USD 1,480 $ 1,450,796
Oryx Funding Ltd., 5.80%, 02/03/31
(b)
...... 200 206,750
Pattern Energy Operations LP, 4.50%,
08/15/28
(b)
..................... 329 330,007
PG&E Corp., 5.25%, 07/01/30 .......... 135 133,843
Star Energy Geothermal Darajat II, 4.85%,
10/14/38
(b)
..................... 710 741,417
Vistra Operations Co. LLC, 4.38%, 05/01/29
(b)
187 180,455
5,812,936
Electrical Equipment — 0.0%
Vertiv Group Corp., 4.13%, 11/15/28
(b)
..... 576 561,318
Electronic Equipment, Instruments & Components — 0.0%
II-VI, Inc., 5.00%, 12/15/29
(b)
........... 296 295,423
Energy Equipment & Services — 0.3%
Archrock Partners LP
(b)
6.88%, 04/01/27 .................. 498 510,774
6.25%, 04/01/28 .................. 536 538,122
ChampionX Corp., 6.38%, 05/01/26 ....... 52 53,690
Hilong Holding Ltd., 9.75%, 11/18/24
(e)
..... 207 165,380
Nabors Industries Ltd.
(b)
7.25%, 01/15/26 .................. 48 45,960
7.50%, 01/15/28 .................. 138 129,375
Nabors Industries, Inc., 7.38%, 05/15/27
(b)
... 170 174,444
Tervita Corp., 11.00%, 12/01/25
(b)
........ 60 69,525
Transocean, Inc., 11.50%, 01/30/27
(b)
...... 86 85,319
USA Compression Partners LP
6.88%, 04/01/26 .................. 1,064 1,080,364
6.88%, 09/01/27 .................. 1,306 1,341,132
Weatherford International Ltd.
(b)
6.50%, 09/15/28 .................. 11 11,409
8.63%, 04/30/30 .................. 207 210,622
4,416,116
Entertainment — 0.2%
(b)
AMC Entertainment Holdings, Inc., 10.00%,
06/15/26 ...................... 270 252,082
Lions Gate Capital Holdings LLC, 5.50%,
04/15/29 ...................... 224 222,627
Live Nation Entertainment, Inc.
4.88%, 11/01/24 .................. 19 19,133
6.50%, 05/15/27 .................. 949 1,021,428
4.75%, 10/15/27 .................. 516 508,391
Playtika Holding Corp., 4.25%, 03/15/29 .... 383 366,244
WMG Acquisition Corp., 3.88%, 07/15/30 ... 84 80,152
2,470,057
Equity Real Estate Investment Trusts (REITs) — 0.4%
American Finance Trust, Inc., 4.50%,
09/30/28
(b)
..................... 25 24,250
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(b)
..................... 145 137,051
CTR Partnership LP, 3.88%, 06/30/28
(b)
.... 134 132,660
Diversified Healthcare Trust, 9.75%, 06/15/25 114 120,922
HAT Holdings I LLC, 3.38%, 06/15/26
(b)
.... 128 123,200
Iron Mountain Information Management
Services, Inc., 5.00%, 07/15/32
(b)
....... 327 319,642
Iron Mountain, Inc.
(b)
5.25%, 07/15/30 .................. 451 447,820
5.63%, 07/15/32 .................. 653 660,134
LMIRT Capital Pte. Ltd., 7.25%, 06/19/24
(e)
.. 450 447,750
MGM Growth Properties Operating Partnership
LP, 4.63%, 06/15/25
(b)
.............. 16 16,720

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Par (000)
Par (000) Value
Equity Real Estate Investment Trusts (REITs) (continued)
RHP Hotel Properties LP
4.75%, 10/15/27 .................. USD 600 $ 590,881
4.50%, 02/15/29
(b)
................. 515 498,304
RLJ Lodging Trust LP, 4.00%, 09/15/29
(b)
... 80 75,400
Service Properties Trust
4.35%, 10/01/24 .................. 26 24,835
7.50%, 09/15/25 .................. 249 262,404
5.50%, 12/15/27 .................. 78 77,283
Trust Fibra Uno, 5.25%, 01/30/26
(b)
....... 200 214,913
Uniti Group LP
(b)
7.88%, 02/15/25 .................. 89 92,693
4.75%, 04/15/28 .................. 572 554,537
6.50%, 02/15/29 .................. 713 674,491
6.00%, 01/15/30 .................. 170 155,550
VICI Properties LP, 4.13%, 08/15/30
(b)
..... 511 512,569
6,164,009
Food & Staples Retailing — 0.1%
(b)
Albertsons Cos., Inc.
5.88%, 02/15/28 .................. 467 486,890
4.88%, 02/15/30 .................. 10 10,187
Performance Food Group, Inc., 4.25%,
08/01/29 ...................... 277 259,912
United Natural Foods, Inc., 6.75%, 10/15/28 . 55 58,369
US Foods, Inc.
6.25%, 04/15/25 .................. 64 66,154
4.75%, 02/15/29 .................. 231 226,715
1,108,227
Food Products — 0.4%
BRF SA, 4.88%, 01/24/30
(e)
............ 496 487,568
Chobani LLC, 7.50%, 04/15/25
(b)
........ 955 974,768
Frigorifico Concepcion SA, 7.70%, 07/21/28
(b)
200 196,600
Grupo Bimbo SAB de CV, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.28%), 5.95%
(a)(b)(h)
.............. 524 538,017
Health & Happiness H&H International Holdings
Ltd., 5.63%, 10/24/24
(e)
............. 472 464,861
Kraft Heinz Foods Co.
5.20%, 07/15/45 .................. 233 269,978
4.38%, 06/01/46 .................. 31 32,760
4.88%, 10/01/49 .................. 724 822,081
5.50%, 06/01/50 .................. 956 1,181,584
Lamb Weston Holdings, Inc., 4.38%, 01/31/32
(b)
131 129,199
MHP Lux SA, 6.25%, 09/19/29
(b)
......... 457 380,681
Post Holdings, Inc.
(b)
5.50%, 12/15/29 .................. 34 34,943
4.63%, 04/15/30 .................. 41 39,514
4.50%, 09/15/31 .................. 83 78,992
Simmons Foods, Inc., 4.63%, 03/01/29
(b)
... 205 196,544
5,828,090
Gas Utilities — 0.0%
Suburban Propane Partners LP, 5.00%,
06/01/31
(b)
..................... 115 113,275
Health Care Equipment & Supplies — 0.3%
(b)
Avantor Funding, Inc.
4.63%, 07/15/28 .................. 472 470,820
3.88%, 11/01/29 .................. 293 281,280
Mozart Debt Merger Sub, Inc., 5.25%, 10/01/29 1,723 1,675,617
Ortho-Clinical Diagnostics, Inc.
7.38%, 06/01/25 .................. 222 231,990
7.25%, 02/01/28 .................. 1,569 1,674,908
4,334,615
Security
Par (000)
Par (000) Value
Health Care Providers & Services — 0.7%
Acadia Healthcare Co., Inc.
(b)
5.50%, 07/01/28 .................. USD 132 $ 133,237
5.00%, 04/15/29 .................. 69 67,965
AdaptHealth LLC
(b)
6.13%, 08/01/28 .................. 47 49,115
5.13%, 03/01/30 .................. 41 40,131
AHP Health Partners, Inc., 5.75%, 07/15/29
(b)
. 352 345,409
Akumin Escrow, Inc., 7.50%, 08/01/28
(b)
.... 38 34,580
Akumin, Inc., 7.00%, 11/01/25
(b)
......... 45 41,512
Cano Health LLC, 6.25%, 10/01/28
(b)
...... 119 114,240
Community Health Systems, Inc.
(b)
6.63%, 02/15/25 .................. 1,418 1,467,488
8.00%, 03/15/26 .................. 1,247 1,298,058
5.63%, 03/15/27 .................. 307 308,661
6.00%, 01/15/29 .................. 481 489,846
6.88%, 04/15/29 .................. 375 370,781
6.13%, 04/01/30 .................. 361 343,746
5.25%, 05/15/30 .................. 33 32,858
DaVita, Inc., 4.63%, 06/01/30
(b)
......... 11 10,702
Encompass Health Corp.
4.50%, 02/01/28 .................. 23 22,943
4.75%, 02/01/30 .................. 31 30,612
HealthEquity, Inc., 4.50%, 10/01/29
(b)
...... 326 318,665
Legacy LifePoint Health LLC
(b)
6.75%, 04/15/25 .................. 207 214,245
4.38%, 02/15/27 .................. 102 99,945
LifePoint Health, Inc., 5.38%, 01/15/29
(b)
.... 242 230,202
MEDNAX, Inc., 6.25%, 01/15/27
(b)
........ 136 142,097
ModivCare Escrow Issuer, Inc., 5.00%,
10/01/29
(b)
..................... 136 131,726
ModivCare, Inc., 5.88%, 11/15/25
(b)
....... 55 57,063
Option Care Health, Inc., 4.38%, 10/31/29
(b)
.. 109 106,201
Prime Healthcare Services, Inc., 7.25%,
11/01/25
(b)
..................... 424 442,020
RegionalCare Hospital Partners Holdings, Inc.,
9.75%, 12/01/26
(b)
................ 56 58,914
Surgery Center Holdings, Inc.
(b)
6.75%, 07/01/25 .................. 1,949 1,951,436
10.00%, 04/15/27 ................. 224 235,480
Tenet Healthcare Corp.
(b)
4.88%, 01/01/26 .................. 817 820,693
6.25%, 02/01/27 .................. 508 519,790
5.13%, 11/01/27 .................. 304 304,672
4.63%, 06/15/28 .................. 48 47,546
6.13%, 10/01/28 .................. 399 400,305
4.25%, 06/01/29 .................. 128 123,404
Vizient, Inc., 6.25%, 05/15/27
(b)
......... 72 73,800
11,480,088
Hotels, Restaurants & Leisure — 1.4%
1011778 BC ULC, 4.38%, 01/15/28
(b)
...... 10 9,812
Affinity Gaming, 6.88%, 12/15/27
(b)
....... 100 101,500
Boyd Gaming Corp.
8.63%, 06/01/25
(b)
................. 62 65,776
4.75%, 12/01/27 .................. 117 116,407
4.75%, 06/15/31
(b)
................. 405 397,523
Boyne USA, Inc., 4.75%, 05/15/29
(b)
...... 195 195,839
Caesars Entertainment, Inc.
(b)
6.25%, 07/01/25 .................. 1,045 1,081,335
8.13%, 07/01/27 .................. 1,166 1,254,907
4.63%, 10/15/29 .................. 845 809,005
Caesars Resort Collection LLC, 5.75%,
07/01/25
(b)
..................... 502 516,909
Carnival Corp.
(b)
10.50%, 02/01/26 ................. 340 381,820
5.75%, 03/01/27 .................. 836 801,891

BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
9.88%, 08/01/27 .................. USD 349 $ 391,316
4.00%, 08/01/28 .................. 1,430 1,360,331
6.00%, 05/01/29 .................. 445 428,090
CCM Merger, Inc., 6.38%, 05/01/26
(b)
...... 105 108,675
Cedar Fair LP
5.50%, 05/01/25
(b)
................. 627 645,810
6.50%, 10/01/28 .................. 139 146,298
Champion Path Holdings Ltd., 4.85%,
01/27/28
(e)
..................... 410 354,727
Churchill Downs, Inc.
(b)
5.50%, 04/01/27 .................. 84 86,260
4.75%, 01/15/28 .................. 421 423,477
Everi Holdings, Inc., 5.00%, 07/15/29
(b)
..... 42 41,790
Fertitta Entertainment LLC
(b)
4.63%, 01/15/29 .................. 210 204,654
6.75%, 01/15/30 .................. 299 290,538
Fortune Star BVI Ltd.
(e)
6.75%, 07/02/23 .................. 850 845,750
5.95%, 10/19/25 .................. 455 441,350
5.05%, 01/27/27 .................. 450 407,250
Golden Nugget, Inc., 6.75%, 10/15/24
(b)
.... 1,012 1,012,101
Hilton Domestic Operating Co., Inc., 4.88%,
01/15/30 ...................... 295 304,458
Jacobs Entertainment, Inc., 6.75%, 02/15/29
(b)
86 86,860
Life Time, Inc.
(b)
5.75%, 01/15/26 .................. 173 173,692
8.00%, 04/15/26 .................. 136 139,060
Lindblad Expeditions LLC, 6.75%, 02/15/27
(b)
. 160 161,286
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(b)
204 193,800
Melco Resorts Finance Ltd.
(e)
5.63%, 07/17/27 .................. 200 192,288
5.38%, 12/04/29 .................. 383 361,456
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(b)
..................... 213 208,101
NCL Corp. Ltd.
(b)
10.25%, 02/01/26 ................. 40 45,300
5.88%, 03/15/26 .................. 208 198,120
NCL Finance Ltd., 6.13%, 03/15/28
(b)
...... 456 431,239
Peninsula Pacific Entertainment LLC, 8.50%,
11/15/27
(b)
..................... 172 184,418
Penn National Gaming, Inc., 4.13%, 07/01/29
(b)
74 69,560
Powdr Corp., 6.00%, 08/01/25
(b)
......... 133 137,655
Premier Entertainment Sub LLC
(b)
5.63%, 09/01/29 .................. 95 89,529
5.88%, 09/01/31 .................. 95 89,531
Raptor Acquisition Corp., 4.88%, 11/01/26
(b)
.. 146 144,540
Royal Caribbean Cruises Ltd.
(b)
10.88%, 06/01/23 ................. 75 80,303
9.13%, 06/15/23 .................. 110 115,885
11.50%, 06/01/25 ................. 126 139,448
5.50%, 08/31/26 .................. 87 84,825
5.38%, 07/15/27 .................. 235 227,104
5.50%, 04/01/28 .................. 525 509,402
Scientific Games International, Inc.
(b)
8.63%, 07/01/25 .................. 132 139,920
5.00%, 10/15/25 .................. 550 561,399
8.25%, 03/15/26 .................. 524 546,925
7.00%, 05/15/28 .................. 92 96,623
7.25%, 11/15/29 .................. 33 35,742
Six Flags Theme Parks, Inc., 7.00%, 07/01/25
(b)
611 636,968
Station Casinos LLC
(b)
4.50%, 02/15/28 .................. 154 149,528
4.63%, 12/01/31 .................. 197 187,150
Studio City Finance Ltd., 6.00%, 07/15/25
(e)
.. 709 674,348
Travel + Leisure Co., 6.63%, 07/31/26
(b)
.... 36 38,430
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Vail Resorts, Inc., 6.25%, 05/15/25
(b)
...... USD 79 $ 81,765
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(b)
..................... 191 186,703
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(b)
..................... 59 58,540
Wynn Las Vegas LLC, 5.25%, 05/15/27
(b)
... 155 152,492
Wynn Macau Ltd., 5.50%, 01/15/26
(e)
...... 531 498,237
Wynn Resorts Finance LLC
(b)
7.75%, 04/15/25 .................. 106 110,378
5.13%, 10/01/29 .................. 684 664,779
Yum! Brands, Inc., 5.35%, 11/01/43 ....... 115 121,037
22,229,965
Household Durables — 0.2%
Ashton Woods USA LLC
(b)
6.63%, 01/15/28 .................. 30 31,542
4.63%, 08/01/29 .................. 430 423,550
4.63%, 04/01/30 .................. 124 122,275
Brookfield Residential Properties, Inc.
(b)
5.00%, 06/15/29 .................. 171 168,811
4.88%, 02/15/30 .................. 490 476,045
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(b)
170 177,013
Controladora Mabe SA de CV, 5.60%,
10/23/28
(b)
..................... 537 602,212
Installed Building Products, Inc., 5.75%,
02/01/28
(b)
..................... 53 54,362
K. Hovnanian Enterprises, Inc., 7.75%,
02/15/26
(b)
..................... 184 191,360
Mattamy Group Corp.
(b)
5.25%, 12/15/27 .................. 74 75,304
4.63%, 03/01/30 .................. 174 171,552
New Home Co., Inc. (The), 7.25%, 10/15/25
(b)
43 43,538
Picasso Finance Sub, Inc., 6.13%, 06/15/25
(b)
170 176,202
SWF Escrow Issuer Corp., 6.50%, 10/01/29
(b)
. 235 218,550
Taylor Morrison Communities, Inc., 5.13%,
08/01/30
(b)
..................... 7 7,255
TRI Pointe Homes, Inc., 5.70%, 06/15/28 ... 37 39,222
Williams Scotsman International, Inc., 4.63%,
08/15/28
(b)
..................... 256 258,240
3,237,033
Household Products — 0.0%
(b)
Central Garden & Pet Co., 4.13%, 04/30/31 .. 160 152,800
Energizer Holdings, Inc., 4.75%, 06/15/28 ... 105 102,375
Spectrum Brands, Inc.
5.00%, 10/01/29 .................. 99 102,218
5.50%, 07/15/30 .................. 63 65,677
423,070
Independent Power and Renewable Electricity Producers — 0.1%
Calpine Corp.
(b)
5.25%, 06/01/26 .................. 41 41,738
5.13%, 03/15/28 .................. 1,000 975,530
4.63%, 02/01/29 .................. 44 41,662
5.00%, 02/01/31 .................. 235 222,663
1,281,593
Industrial Conglomerates — 0.0%
Alfa SAB de CV, 6.88%, 03/25/44
(e)
....... 220 271,356
Insurance — 0.8%
Acrisure LLC, 6.00%, 08/01/29
(b)
......... 189 179,550
Alliant Holdings Intermediate LLC
(b)
4.25%, 10/15/27 .................. 282 274,245
6.75%, 10/15/27 .................. 3,300 3,261,654
5.88%, 11/01/29 .................. 931 912,380

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Par (000)
Par (000) Value
Insurance (continued)
Allianz SE
(a)(b)(h)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.97%),
3.50% ....................... USD 2,000 $ 1,962,500
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.17%),
3.20% ....................... 1,000 923,750
Ambac Assurance Corp., 5.10%
(b)(h)
....... 4 4,607
AmWINS Group, Inc., 4.88%, 06/30/29
(b)
.... 328 321,030
Asahi Mutual Life Insurance Co., (USD Swap
Semi 5 Year + 4.59%), 6.50%
(a)(e)(h)
...... 200 210,700
BroadStreet Partners, Inc., 5.88%, 04/15/29
(b)
117 111,559
GTCR AP Finance, Inc., 8.00%, 05/15/27
(b)
.. 225 228,375
Highlands Holdings Bond Issuer Ltd., 7.63%,
10/15/25
(b)
..................... 8 8,669
HUB International Ltd., 7.00%, 05/01/26
(b)
... 1,157 1,187,661
Liberty Mutual Group, Inc., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.32%), 4.12%, 12/15/51
(a)(b)
........ 850 837,250
NFP Corp.
(b)
4.88%, 08/15/28 .................. 997 974,019
6.88%, 08/15/28 .................. 1,620 1,541,025
Ryan Specialty Group LLC, 4.38%, 02/01/30
(b)
126 125,370
13,064,344
Interactive Media & Services — 0.0%
Rackspace Technology Global, Inc., 5.38%,
12/01/28
(b)
..................... 158 147,335
Internet & Direct Marketing Retail — 0.0%
Match Group Holdings II LLC
(b)
4.63%, 06/01/28 .................. 100 98,750
3.63%, 10/01/31 .................. 89 81,554
180,304
IT Services — 0.2%
(b)
Acuris Finance US, Inc., 5.00%, 05/01/28 ... 331 316,519
Ahead DB Holdings LLC, 6.63%, 05/01/28 .. 96 92,943
Arches Buyer, Inc., 4.25%, 06/01/28 ...... 83 78,376
Austin BidCo, Inc., 7.13%, 12/15/28 ....... 54 54,810
Booz Allen Hamilton, Inc., 4.00%, 07/01/29 .. 398 393,025
CA Magnum Holdings, 5.38%, 10/31/26 .... 312 318,147
Cablevision Lightpath LLC, 5.63%, 09/15/28 . 400 381,796
Endure Digital, Inc., 6.00%, 02/15/29 ...... 69 61,410
ION Trading Technologies SARL, 5.75%,
05/15/28 ...................... 200 199,684
MoneyGram International, Inc., 5.38%,
08/01/26 ...................... 87 89,602
Northwest Fiber LLC
4.75%, 04/30/27 .................. 233 221,932
6.00%, 02/15/28 .................. 155 145,747
10.75%, 06/01/28 ................. 58 62,980
Tempo Acquisition LLC, 5.75%, 06/01/25 ... 114 117,421
2,534,392
Leisure Products — 0.1%
Mattel, Inc.
5.88%, 12/15/27
(b)
................. 431 457,938
6.20%, 10/01/40 .................. 129 158,869
5.45%, 11/01/41 .................. 249 278,880
895,687
Life Sciences Tools & Services — 0.0%
Syneos Health, Inc., 3.63%, 01/15/29
(b)
.... 49 46,441
Machinery — 0.3%
Clark Equipment Co., 5.88%, 06/01/25
(b)
.... 46 47,426
Colfax Corp., 6.38%, 02/15/26
(b)
......... 30 30,825
EnPro Industries, Inc., 5.75%, 10/15/26 .... 65 67,438
Security
Par (000)
Par (000) Value
Machinery (continued)
GrafTech Finance, Inc., 4.63%, 12/15/28
(b)
... USD 104 $ 100,446
Husky III Holding Ltd., 13.00%, (13.00% Cash
or 13.75% PIK), 02/15/25
(b)(j)
.......... 105 109,725
Meritor, Inc., 4.50%, 12/15/28
(b)
......... 45 43,808
OT Merger Corp., 7.88%, 10/15/29
(b)
...... 94 91,131
Roller Bearing Co. of America, Inc., 4.38%,
10/15/29
(b)
..................... 100 98,988
Stevens Holding Co., Inc., 6.13%, 10/01/26
(b)
. 89 92,894
Terex Corp., 5.00%, 05/15/29
(b)
......... 230 228,137
Titan Acquisition Ltd., 7.75%, 04/15/26
(b)
.... 1,227 1,250,006
Titan International, Inc., 7.00%, 04/30/28 ... 55 57,871
TK Elevator Holdco GmbH, 7.63%, 07/15/28
(b)
606 637,815
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(b)
1,260 1,275,750
Wabash National Corp., 4.50%, 10/15/28
(b)
.. 180 174,470
4,306,730
Marine — 0.0%
Seaspan Corp., 5.50%, 08/01/29
(b)
....... 269 266,036
Media — 1.4%
Advantage Sales & Marketing, Inc., 6.50%,
11/15/28
(b)
..................... 67 66,498
Altice Financing SA
(b)
5.00%, 01/15/28 .................. 429 399,090
5.75%, 08/15/29 .................. 1,471 1,374,914
AMC Networks, Inc., 4.25%, 02/15/29 ..... 95 91,373
Block Communications, Inc., 4.88%, 03/01/28
(b)
39 38,355
Clear Channel International BV, 6.63%,
08/01/25
(b)
..................... 247 253,792
Clear Channel Outdoor Holdings, Inc.
(b)
7.75%, 04/15/28 .................. 605 627,687
7.50%, 06/01/29 .................. 1,100 1,139,875
Clear Channel Worldwide Holdings, Inc.,
5.13%, 08/15/27
(b)
................ 2,280 2,280,000
CSC Holdings LLC
(b)
6.50%, 02/01/29 .................. 290 301,919
5.75%, 01/15/30 .................. 896 844,283
4.50%, 11/15/31 .................. 385 358,720
5.00%, 11/15/31 .................. 215 193,730
DIRECTV Holdings LLC, 5.88%, 08/15/27
(b)
.. 626 628,316
DISH DBS Corp.
5.25%, 12/01/26
(b)
................. 1,742 1,689,740
5.75%, 12/01/28
(b)
................. 1,194 1,142,562
5.13%, 06/01/29 .................. 297 259,133
iHeartCommunications, Inc., 8.38%, 05/01/27 31 32,422
LCPR Senior Secured Financing DAC
(b)
6.75%, 10/15/27 .................. 878 910,907
5.13%, 07/15/29 .................. 791 775,734
Midas OpCo Holdings LLC, 5.63%, 08/15/29
(b)
83 81,589
Radiate Holdco LLC
(b)
4.50%, 09/15/26 .................. 668 643,070
6.50%, 09/15/28 .................. 2,248 2,169,320
Sinclair Television Group, Inc., 4.13%,
12/01/30
(b)
..................... 49 45,080
Sirius XM Radio, Inc.
(b)
4.00%, 07/15/28 .................. 434 419,895
3.88%, 09/01/31 .................. 767 709,475
Terrier Media Buyer, Inc., 8.88%, 12/15/27
(b)
. 689 727,240
Univision Communications, Inc.
(b)
5.13%, 02/15/25 .................. 574 578,454
6.63%, 06/01/27 .................. 365 385,026
UPC Broadband Finco BV, 4.88%, 07/15/31
(b)
. 369 365,568
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28
(b)
................ 1,657 1,561,722
Ziggo Bond Co. BV, 5.13%, 02/28/30
(b)
..... 513 486,650

BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Par (000)
Par (000) Value
Media (continued)
Ziggo BV, 4.88%, 01/15/30
(b)
........... USD 200 $ 193,500
21,775,639
Metals & Mining — 0.8%
ABJA Investment Co. Pte. Ltd., 5.95%,
07/31/24
(e)
..................... 405 430,313
Allegheny Technologies, Inc.
4.88%, 10/01/29 .................. 83 81,492
5.13%, 10/01/31 .................. 93 91,061
AngloGold Ashanti Holdings plc, 3.75%,
10/01/30 ...................... 200 194,500
Arconic Corp., 6.13%, 02/15/28
(b)
........ 295 306,048
Big River Steel LLC, 6.63%, 01/31/29
(b)
.... 1,544 1,638,416
Commercial Metals Co., 4.38%, 03/15/32 ... 70 69,589
Constellium SE
(b)
5.88%, 02/15/26 .................. 663 668,801
5.63%, 06/15/28 .................. 250 256,250
3.75%, 04/15/29 .................. 436 412,264
ERO Copper Corp., 6.50%, 02/15/30
(b)
..... 118 116,230
Freeport-McMoRan, Inc., 5.45%, 03/15/43 .. 1,555 1,829,069
Joseph T Ryerson & Son, Inc., 8.50%,
08/01/28
(b)
..................... 61 65,727
Kaiser Aluminum Corp., 4.50%, 06/01/31
(b)
.. 218 207,100
Metalloinvest Finance DAC, 3.38%, 10/22/28
(b)
779 716,680
Metinvest BV, 8.50%, 04/23/26
(e)
......... 246 216,726
New Gold, Inc.
(b)
6.38%, 05/15/25 .................. 94 95,880
7.50%, 07/15/27 .................. 731 767,550
Nexa Resources SA, 5.38%, 05/04/27
(b)
.... 922 954,270
Novelis Corp.
(b)
4.75%, 01/30/30 .................. 981 976,095
3.88%, 08/15/31 .................. 860 809,922
Periama Holdings LLC, 5.95%, 04/19/26
(e)
... 365 376,863
United States Steel Corp., 6.88%, 03/01/29 .. 340 343,400
Vedanta Resources Finance II plc
13.88%, 01/21/24
(e)
................ 484 502,392
8.95%, 03/11/25
(b)
................. 682 648,036
12,774,674
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc., 4.38%,
01/15/27
(b)
..................... 72 71,746
Multiline Retail — 0.0%
NMG Holding Co., Inc., 7.13%, 04/01/26
(b)
... 418 430,544
Multi-Utilities — 0.1%
Dominion Energy, Inc., Series C, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.20%), 4.35%
(a)(h)
........... 790 795,925
Oil, Gas & Consumable Fuels — 2.3%
Adani Green Energy UP Ltd., 6.25%, 12/10/24
(e)
200 212,038
Aethon United BR LP, 8.25%, 02/15/26
(b)
.... 396 417,039
Antero Midstream Partners LP
(b)
5.75%, 03/01/27 .................. 132 133,980
5.75%, 01/15/28 .................. 33 33,653
5.38%, 06/15/29 .................. 169 170,114
Antero Resources Corp.
(b)
7.63%, 02/01/29 .................. 119 129,710
5.38%, 03/01/30 .................. 81 83,819
Apache Corp.
4.25%, 01/15/30 .................. 163 164,956
5.10%, 09/01/40 .................. 191 200,347
5.25%, 02/01/42 .................. 45 48,461
5.35%, 07/01/49 .................. 36 37,734
Ascent Resources Utica Holdings LLC
(b)
9.00%, 11/01/27 .................. 217 288,610
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
5.88%, 06/30/29 .................. USD 519 $ 500,835
Azure Power Energy Ltd., 3.58%, 08/19/26
(b)
. 200 196,000
Bonanza Creek Energy, Inc., 5.00%, 10/15/26
(b)
72 71,978
BP Capital Markets plc
(a)(h)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.04%),
4.38% ....................... 1,275 1,306,875
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.40%),
4.88% ....................... 1,175 1,241,094
Buckeye Partners LP
4.13%, 03/01/25
(b)
................. 7 6,961
5.85%, 11/15/43 .................. 93 85,081
5.60%, 10/15/44 .................. 117 106,152
Callon Petroleum Co.
6.13%, 10/01/24 .................. 77 77,000
9.00%, 04/01/25
(b)
................. 503 538,210
8.00%, 08/01/28
(b)
................. 604 615,325
Centennial Resource Production LLC, 6.88%,
04/01/27
(b)
..................... 123 124,230
Chesapeake Energy Corp.
(b)
5.88%, 02/01/29 .................. 21 21,895
6.75%, 04/15/29 .................. 525 561,094
Citgo Holding, Inc., 9.25%, 08/01/24
(b)
..... 226 225,704
CITGO Petroleum Corp.
(b)
7.00%, 06/15/25 .................. 171 172,282
6.38%, 06/15/26 .................. 392 390,040
CNX Midstream Partners LP, 4.75%, 04/15/30
(b)
76 74,214
CNX Resources Corp., 6.00%, 01/15/29
(b)
... 59 60,770
Colgate Energy Partners III LLC
(b)
7.75%, 02/15/26 .................. 91 97,597
5.88%, 07/01/29 .................. 399 405,484
Comstock Resources, Inc.
(b)
7.50%, 05/15/25 .................. 99 100,703
6.75%, 03/01/29 .................. 542 557,604
5.88%, 01/15/30 .................. 350 347,847
Continuum Energy Levanter Pte. Ltd.
4.50%, 02/09/27
(e)
................. 218 215,894
4.50%, 02/09/27
(b)
................. 422 417,067
CQP Holdco LP, 5.50%, 06/15/31
(b)
....... 551 549,143
Crescent Energy Finance LLC, 7.25%,
05/01/26
(b)
..................... 341 349,900
Crestwood Midstream Partners LP, 6.00%,
02/01/29
(b)
..................... 6 6,045
CrownRock LP, 5.63%, 10/15/25
(b)
....... 1,014 1,021,575
DCP Midstream Operating LP
6.75%, 09/15/37
(b)
................. 210 270,421
5.60%, 04/01/44 .................. 46 53,360
DT Midstream, Inc.
(b)
4.13%, 06/15/29 .................. 350 345,272
4.38%, 06/15/31 .................. 560 553,000
Enbridge, Inc., Series 16-A, (LIBOR USD 3
Month + 3.89%), 6.00%, 01/15/77
(a)
..... 750 795,851
Energean Israel Finance Ltd., 4.88%,
03/30/26
(b)(e)
.................... 609 597,215
Energy Transfer LP, Series H, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 5.69%), 6.50%
(a)(h)
........... 879 899,050
EnLink Midstream LLC, 5.63%, 01/15/28
(b)
.. 131 134,498
EnLink Midstream Partners LP
4.85%, 07/15/26 .................. 17 17,460
5.60%, 04/01/44 .................. 99 89,595
5.05%, 04/01/45 .................. 32 27,424
EQM Midstream Partners LP
6.00%, 07/01/25
(b)
................. 169 174,493

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
4.13%, 12/01/26 .................. USD 16 $ 15,832
6.50%, 07/01/27
(b)
................. 337 352,165
EQT Corp.
3.90%, 10/01/27 .................. 28 28,190
7.50%, 02/01/30
(k)
................. 57 67,907
3.63%, 05/15/31
(b)
................. 41 40,590
Genesis Energy LP
6.50%, 10/01/25 .................. 10 9,785
7.75%, 02/01/28 .................. 49 48,289
Geopark Ltd., 5.50%, 01/17/27
(b)
......... 200 188,000
Great Western Petroleum LLC, 12.00%,
09/01/25
(b)
..................... 13 13,571
Greenko Solar Mauritius Ltd.
(e)
5.55%, 01/29/25 .................. 200 201,000
5.95%, 07/29/26 .................. 200 206,500
Harvest Midstream I LP, 7.50%, 09/01/28
(b)
.. 40 41,659
Hess Midstream Operations LP, 4.25%,
02/15/30
(b)
..................... 209 201,685
India Green Energy Holdings
5.38%, 04/29/24
(e)
................. 250 252,500
5.38%, 04/29/24
(b)
................. 550 555,500
Investment Energy Resources Ltd., 6.25%,
04/26/29
(b)
..................... 200 207,000
ITT Holdings LLC, 6.50%, 08/01/29
(b)
...... 282 270,559
Leviathan Bond Ltd., 5.75%, 06/30/23
(b)(e)
... 191 195,598
Matador Resources Co., 5.88%, 09/15/26 ... 451 457,210
MC Brazil Downstream Trading SARL, 7.25%,
06/30/31
(b)
..................... 260 248,040
Medco Oak Tree Pte. Ltd., 7.38%, 05/14/26
(e)
. 400 406,500
Mongolian Mining Corp., 9.25%, 04/15/24
(e)
.. 250 192,781
Murphy Oil Corp., 6.37%, 12/01/42
(k)
...... 11 10,518
New Fortress Energy, Inc.
(b)
6.75%, 09/15/25 .................. 770 729,575
6.50%, 09/30/26 .................. 848 792,880
NGL Energy Operating LLC, 7.50%, 02/01/26
(b)
132 134,112
NGPL PipeCo LLC, 7.77%, 12/15/37
(b)
..... 174 235,824
Northern Oil and Gas, Inc., 8.13%, 03/01/28
(b)
576 600,480
NuStar Logistics LP
5.75%, 10/01/25 .................. 69 72,019
6.00%, 06/01/26 .................. 82 86,007
6.38%, 10/01/30 .................. 17 18,389
Occidental Petroleum Corp.
6.95%, 07/01/24 .................. 39 42,510
5.50%, 12/01/25 .................. 82 87,015
5.55%, 03/15/26 .................. 30 32,025
3.00%, 02/15/27 .................. 4 3,870
8.88%, 07/15/30 .................. 24 31,108
4.30%, 08/15/39 .................. 304 286,520
6.20%, 03/15/40 .................. 826 956,095
4.50%, 07/15/44 .................. 160 154,400
4.63%, 06/15/45 .................. 332 321,625
6.60%, 03/15/46 .................. 8 10,057
4.40%, 04/15/46 .................. 647 618,739
4.10%, 02/15/47 .................. 65 59,430
4.20%, 03/15/48 .................. 353 328,290
4.40%, 08/15/49 .................. 68 64,600
Oil and Gas Holding Co. BSCC (The), 7.63%,
11/07/24
(e)
..................... 452 483,075
OQ SAOC, 5.13%, 05/06/28
(b)
.......... 449 451,890
Parkland Corp., 5.88%, 07/15/27
(b)
....... 118 121,666
PDC Energy, Inc., 6.13%, 09/15/24 ....... 25 25,250
Puma International Financing SA, 5.00%,
01/24/26
(b)
..................... 766 762,314
Range Resources Corp.
4.88%, 05/15/25 .................. 49 49,938
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
9.25%, 02/01/26 .................. USD 36 $ 38,498
4.75%, 02/15/30
(b)
................. 106 105,872
ReNew Power Ltd., 6.45%, 09/27/22
(e)
..... 500 501,969
Rockcliff Energy II LLC, 5.50%, 10/15/29
(b)
.. 281 284,513
SM Energy Co.
10.00%, 01/15/25
(b)
................ 531 577,462
5.63%, 06/01/25 .................. 60 59,550
6.75%, 09/15/26 .................. 97 97,970
6.50%, 07/15/28 .................. 71 73,343
Southwestern Energy Co.
5.38%, 02/01/29 .................. 597 607,077
4.75%, 02/01/32 .................. 209 208,647
Summit Midstream Holdings LLC, 8.50%,
10/15/26
(b)
..................... 88 90,174
Sunoco LP, 6.00%, 04/15/27 ........... 4 4,128
Tap Rock Resources LLC, 7.00%, 10/01/26
(b)
. 740 758,500
Targa Resources Partners LP
5.88%, 04/15/26 .................. 16 16,490
5.50%, 03/01/30 .................. 249 263,629
4.88%, 02/01/31 .................. 107 111,815
Venture Global Calcasieu Pass LLC
(b)
3.88%, 08/15/29 .................. 628 626,895
4.13%, 08/15/31 .................. 570 573,700
3.88%, 11/01/33 .................. 640 633,267
Western Midstream Operating LP
5.45%, 04/01/44 .................. 129 142,545
5.30%, 03/01/48 .................. 399 440,895
5.50%, 08/15/48 .................. 39 43,095
6.50%, 02/01/50
(k)
................. 960 1,053,211
35,407,026
Paper & Forest Products — 0.0%
Suzano Austria GmbH
3.75%, 01/15/31 .................. 258 251,437
3.13%, 01/15/32 .................. 344 318,200
569,637
Personal Products — 0.0%
Coty, Inc., 4.75%, 01/15/29
(b)
........... 123 121,155
Pharmaceuticals — 0.4%
(b)
Bausch Health Americas, Inc., 8.50%, 01/31/27 247 249,779
Bausch Health Cos., Inc.
6.13%, 02/01/27 .................. 125 125,469
7.00%, 01/15/28 .................. 535 479,494
5.00%, 01/30/28 .................. 99 83,407
4.88%, 06/01/28 .................. 140 132,698
5.00%, 02/15/29 .................. 127 102,235
6.25%, 02/15/29 .................. 68 57,545
7.25%, 05/30/29 .................. 340 306,000
Cheplapharm Arzneimittel GmbH, 5.50%,
01/15/28 ...................... 200 201,420
Embecta Corp., 5.00%, 02/15/30 ........ 61 61,076
Endo DAC, 9.50%, 07/31/27 ........... 544 537,309
Endo Luxembourg Finance Co. I SARL, 6.13%,
04/01/29 ...................... 361 343,029
Jazz Securities DAC, 4.38%, 01/15/29 ..... 403 397,902
Organon & Co., 5.13%, 04/30/31 ........ 897 897,000
P&L Development LLC, 7.75%, 11/15/25 .... 205 198,850
Par Pharmaceutical, Inc., 7.50%, 04/01/27 .. 1,378 1,386,612
5,559,825
Professional Services — 0.1%
(b)
AMN Healthcare, Inc., 4.00%, 04/15/29 .... 56 55,563
CoreLogic, Inc., 4.50%, 05/01/28 ........ 730 698,975
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29 272 271,320

BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Par (000)
Par (000) Value
Professional Services (continued)
Science Applications International Corp.,
4.88%, 04/01/28 ................. USD 81 $ 81,405
1,107,263
Real Estate Management & Development — 1.1%
Agile Group Holdings Ltd., 5.75%, 01/02/25
(e)
. 518 227,920
Arabian Centres Sukuk II Ltd., 5.63%,
10/07/26
(b)
..................... 747 714,319
Celulosa Arauco y Constitucion SA, 4.20%,
01/29/30
(e)
..................... 200 206,750
CFLD Cayman Investment Ltd.
(d)(e)(g)
8.63%, 02/28/21 .................. 200 51,000
6.90%, 01/13/23 .................. 618 154,809
China Aoyuan Group Ltd.
(d)(e)(g)
7.95%, 02/19/23 .................. 600 105,000
6.35%, 02/08/24 .................. 365 63,875
5.98%, 08/18/25 .................. 265 45,050
6.20%, 03/24/26 .................. 200 34,000
China Evergrande Group
(d)(e)(g)
9.50%, 04/11/22 .................. 272 44,880
11.50%, 01/22/23 ................. 390 62,400
10.00%, 04/11/23 ................. 733 117,280
12.00%, 01/22/24 ................. 822 131,520
10.50%, 04/11/24 ................. 250 40,000
China SCE Group Holdings Ltd.
(e)
7.25%, 04/19/23 .................. 200 157,000
7.38%, 04/09/24 .................. 541 408,455
CIFI Holdings Group Co. Ltd.
(e)
6.45%, 11/07/24 .................. 411 371,955
6.00%, 07/16/25 .................. 434 383,005
Country Garden Holdings Co. Ltd.
(e)
5.40%, 05/27/25 .................. 639 549,540
6.15%, 09/17/25 .................. 600 522,000
4.80%, 08/06/30 .................. 560 442,400
Cushman & Wakefield US Borrower LLC,
6.75%, 05/15/28
(b)
................ 179 189,071
Easy Tactic Ltd.
(e)
8.63%, 02/27/24 .................. 1,000 345,000
8.13%, 07/11/24 .................. 200 68,000
Fantasia Holdings Group Co. Ltd.
(d)(e)(g)
15.00%, 12/18/21 ................. 400 83,000
11.75%, 04/17/22 ................. 600 123,000
12.25%, 10/18/22 ................. 400 82,000
10.88%, 01/09/23 ................. 218 44,690
11.88%, 06/01/23 ................. 300 61,500
9.25%, 07/28/23 .................. 600 123,000
Five Point Operating Co. LP, 7.88%, 11/15/25
(b)
83 85,594
Global Prime Capital Pte. Ltd., 5.95%,
01/23/25
(e)
..................... 204 205,020
Howard Hughes Corp. (The)
(b)
5.38%, 08/01/28 .................. 299 304,581
4.13%, 02/01/29 .................. 118 113,425
4.38%, 02/01/31 .................. 366 348,157
JGC Ventures Pte. Ltd.
0.00%, 06/30/25 .................. —
(l)
128
3.00%, (3.00% Cash or 3.00% PIK),
06/30/25
(d)(e)(g)(j)
................. 239 127,096
Kaisa Group Holdings Ltd.
(d)(e)(g)
8.50%, 06/30/22 .................. 200 54,750
11.95%, 10/22/22 ................. 412 114,330
11.50%, 01/30/23 ................. 700 186,944
10.88%, 07/23/23 ................. 790 210,732
9.75%, 09/28/23 .................. 624 166,062
11.95%, 11/12/23 ................. 200 54,500
11.70%, 11/11/25 ................. 200 53,350
Kennedy-Wilson, Inc., 4.75%, 02/01/30 .... 112 110,040
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
KWG Group Holdings Ltd., 5.95%, 08/10/25
(e)
USD 550 $ 297,000
Logan Group Co. Ltd.
(e)
6.90%, 06/09/24 .................. 200 152,750
5.25%, 10/19/25 .................. 200 147,000
MAF Sukuk Ltd.
(e)
4.64%, 05/14/29 .................. 665 723,104
3.93%, 02/28/30 .................. 414 434,519
Modern Land China Co. Ltd.
(d)(e)(g)
12.85%, 10/25/21 ................. 200 38,000
9.80%, 04/11/23 .................. 200 36,000
Modernland Overseas Pte. Ltd., 3.00%, (3.00%
Cash or 3.00% PIK), 04/30/27
(d)(e)(g)(j)
..... 447 199,058
New Metro Global Ltd.
(e)
6.50%, 05/20/22 .................. 251 212,095
6.80%, 08/05/23 .................. 208 160,160
NWD Finance BVI Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 5.86%), 4.12%
(a)(e)(h)
.............. 589 572,803
Powerlong Real Estate Holdings Ltd.
(e)
7.13%, 11/08/22 .................. 400 336,000
6.25%, 08/10/24 .................. 212 163,240
Realogy Group LLC
(b)
7.63%, 06/15/25 .................. 22 23,338
5.75%, 01/15/29 .................. 217 213,159
5.25%, 04/15/30 .................. 126 120,645
Redsun Properties Group Ltd., 10.50%,
10/03/22
(e)
..................... 712 299,040
RKPF Overseas 2019 A Ltd., 6.00%, 09/04/25
(e)
430 371,950
RKPF Overseas 2020 A Ltd., 5.20%, 01/12/26
(e)
200 168,000
Ronshine China Holdings Ltd.
(e)
8.75%, 10/25/22 .................. 500 180,000
8.95%, 01/22/23 .................. 215 55,900
8.10%, 06/09/23 .................. 200 52,000
Scenery Journey Ltd.
(d)(e)(g)
11.50%, 10/24/22 ................. 950 95,000
13.00%, 11/06/22 ................. 733 73,300
12.00%, 10/24/23 ................. 626 62,600
Seazen Group Ltd., 6.45%, 06/11/22
(e)
..... 200 165,000
Shimao Group Holdings Ltd.
(e)
5.60%, 07/15/26 .................. 200 91,000
3.45%, 01/11/31 .................. 500 202,500
Shui On Development Holding Ltd.
6.15%, 08/24/24
(e)
................. 635 593,725
Sunac China Holdings Ltd.
(e)
7.50%, 02/01/24 .................. 300 180,000
6.65%, 08/03/24 .................. 200 119,000
7.00%, 07/09/25 .................. 472 273,760
Theta Capital Pte. Ltd., 8.13%, 01/22/25
(e)
... 200 205,000
Times China Holdings Ltd., 6.75%, 07/08/25
(e)
752 360,960
Wanda Properties International Co. Ltd., 7.25%,
01/29/24
(e)
..................... 250 230,625
Wanda Properties Overseas Ltd., 6.88%,
07/23/23
(e)
..................... 200 187,500
WeWork Cos. LLC, 5.00%, 07/10/25
(b)
..... 242 205,898
Yango Justice International Ltd.
10.25%, 09/15/22 ................. 450 90,000
8.25%, 11/25/23
(e)
................. 472 94,400
7.88%, 09/04/24
(e)
................. 290 55,100
Yanlord Land HK Co. Ltd., 6.80%, 02/27/24
(e)
. 660 645,150
Yuzhou Group Holdings Co. Ltd.
(e)
6.00%, 10/25/23 .................. 200 44,000
8.38%, 10/30/24 .................. 200 44,000
8.30%, 05/27/25 .................. 200 43,000
7.85%, 08/12/26 .................. 200 42,975
6.35%, 01/13/27 .................. 600 129,000

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
Zhenro Properties Group Ltd.
(e)
9.15%, 05/06/23 .................. USD 200 $ 98,000
6.63%, 01/07/26 .................. 255 104,550
17,478,932
Road & Rail — 0.3%
(b)
Albion Financing 1 SARL, 6.13%, 10/15/26 .. 200 199,500
Avis Budget Car Rental LLC, 5.38%, 03/01/29 82 82,171
Hertz Corp. (The)
4.63%, 12/01/26 .................. 103 99,930
5.00%, 12/01/29 .................. 164 157,916
NESCO Holdings II, Inc., 5.50%, 04/15/29 ... 214 211,860
PECF USS Intermediate Holding III Corp.,
8.00%, 11/15/29 ................. 182 183,820
Uber Technologies, Inc.
7.50%, 05/15/25 .................. 552 576,992
8.00%, 11/01/26 .................. 840 890,744
7.50%, 09/15/27 .................. 352 374,810
6.25%, 01/15/28 .................. 156 161,850
4.50%, 08/15/29 .................. 1,041 1,009,770
3,949,363
Software — 0.4%
(b)
ACI Worldwide, Inc., 5.75%, 08/15/26 ..... 176 182,974
Boxer Parent Co., Inc.
7.13%, 10/02/25 .................. 260 271,086
9.13%, 03/01/26 .................. 596 621,330
Castle US Holding Corp., 9.50%, 02/15/28 .. 153 157,590
Clarivate Science Holdings Corp.
3.88%, 07/01/28 .................. 319 304,310
4.88%, 07/01/29 .................. 627 597,218
Consensus Cloud Solutions, Inc.
6.00%, 10/15/26 .................. 59 60,782
6.50%, 10/15/28 .................. 77 78,972
Elastic NV, 4.13%, 07/15/29 ........... 304 284,240
Fair Isaac Corp., 4.00%, 06/15/28 ........ 183 181,170
Helios Software Holdings, Inc., 4.63%, 05/01/28 200 195,000
MicroStrategy, Inc., 6.13%, 06/15/28 ...... 223 212,965
Minerva Merger Sub, Inc., 6.50%, 02/15/30 .. 257 256,358
NCR Corp.
5.00%, 10/01/28 .................. 70 69,549
5.13%, 04/15/29 .................. 224 223,509
6.13%, 09/01/29 .................. 235 246,997
SS&C Technologies, Inc., 5.50%, 09/30/27 .. 25 25,818
Veritas US, Inc., 7.50%, 09/01/25 ........ 1,305 1,331,100
ZoomInfo Technologies LLC, 3.88%, 02/01/29 257 241,901
5,542,869
Specialty Retail — 0.7%
Arko Corp., 5.13%, 11/15/29
(b)
.......... 149 141,751
Asbury Automotive Group, Inc.
4.50%, 03/01/28 .................. 41 40,692
4.75%, 03/01/30 .................. 10 9,855
5.00%, 02/15/32
(b)
................. 128 126,998
Carvana Co.
(b)
5.50%, 04/15/27 .................. 310 288,734
4.88%, 09/01/29 .................. 183 162,667
eG Global Finance plc
(b)
6.75%, 02/07/25 .................. 600 597,975
8.50%, 10/30/25 .................. 200 202,765
Group 1 Automotive, Inc., 4.00%, 08/15/28
(b)
. 21 20,098
GYP Holdings III Corp., 4.63%, 05/01/29
(b)
... 193 187,451
InRetail Consumer, 3.25%, 03/22/28
(b)
..... 200 193,538
Ken Garff Automotive LLC, 4.88%, 09/15/28
(b)
81 78,308
LBM Acquisition LLC, 6.25%, 01/15/29
(b)
.... 494 470,804
LCM Investments Holdings II LLC, 4.88%,
05/01/29
(b)
..................... 240 231,151
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
Lithia Motors, Inc., 3.88%, 06/01/29
(b)
...... USD 108 $ 106,110
Murphy Oil USA, Inc., 4.75%, 09/15/29 ..... 88 89,320
PetSmart, Inc.
(b)
4.75%, 02/15/28 .................. 271 270,248
7.75%, 02/15/29 .................. 1,512 1,621,968
Sonic Automotive, Inc., 4.63%, 11/15/29
(b)
... 55 53,694
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(b)
................ 361 371,011
SRS Distribution, Inc.
(b)
4.63%, 07/01/28 .................. 897 867,009
6.13%, 07/01/29 .................. 769 753,620
6.00%, 12/01/29 .................. 594 576,958
Staples, Inc.
(b)
7.50%, 04/15/26 .................. 1,108 1,092,765
10.75%, 04/15/27 ................. 176 164,046
Vivo Energy Investments BV, 5.13%, 09/24/27
(b)
586 600,577
White Cap Buyer LLC, 6.88%, 10/15/28
(b)
... 1,100 1,128,622
White Cap Parent LLC, 8.25%, (8.25% Cash or
9.00% PIK), 03/15/26
(b)(j)
............ 161 163,415
10,612,150
Textiles, Apparel & Luxury Goods — 0.0%
Crocs, Inc.
(b)
4.25%, 03/15/29 .................. 120 110,436
4.13%, 08/15/31 .................. 185 165,112
Kontoor Brands, Inc., 4.13%, 11/15/29
(b)
.... 80 76,700
Prime Bloom Holdings Ltd., 6.95%, 07/05/22
(d)(e)
(g)
.......................... 200 40,000
Wolverine World Wide, Inc., 4.00%, 08/15/29
(b)
83 79,732
471,980
Thrifts & Mortgage Finance — 0.1%
Enact Holdings, Inc., 6.50%, 08/15/25
(b)
.... 488 516,392
Home Point Capital, Inc., 5.00%, 02/01/26
(b)
.. 153 132,728
Ladder Capital Finance Holdings LLLP, 4.75%,
06/15/29
(b)
..................... 112 109,610
MGIC Investment Corp., 5.25%, 08/15/28 ... 105 108,549
Nationstar Mortgage Holdings, Inc.
(b)
6.00%, 01/15/27 .................. 218 226,149
5.13%, 12/15/30 .................. 81 75,972
5.75%, 11/15/31 .................. 80 77,359
1,246,759
Trading Companies & Distributors — 0.1%
(b)
Fortress Transportation & Infrastructure
Investors LLC
6.50%, 10/01/25 .................. 57 58,552
9.75%, 08/01/27 .................. 27 29,565
5.50%, 05/01/28 .................. 264 255,486
Foundation Building Materials, Inc., 6.00%,
03/01/29 ...................... 150 144,778
Imola Merger Corp., 4.75%, 05/15/29 ...... 616 599,350
WESCO Distribution, Inc., 7.25%, 06/15/28 .. 256 274,560
1,362,291
Transportation Infrastructure — 0.0%
DP World Salaam, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
5.75%), 6.00%
(a)(e)(h)
............... 698 747,078
Wireless Telecommunication Services — 0.6%
Connect Finco SARL, 6.75%, 10/01/26
(b)
.... 2,697 2,795,386
Globe Telecom, Inc., (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
5.53%), 4.20%
(a)(e)(h)
............... 340 340,381
Kenbourne Invest SA
(b)
6.88%, 11/26/24 .................. 681 699,530
4.70%, 01/22/28 .................. 200 191,725

BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
Ligado Networks LLC, 0.00%, (0.00% Cash or
15.50% PIK), 11/01/23
(a)(b)(j)
.......... USD 297 $ 209,502
Millicom International Cellular SA
5.13%, 01/15/28
(e)
................. 474 479,577
4.50%, 04/27/31
(b)
................. 560 542,766
VEON Holdings BV, 4.00%, 04/09/25
(b)
..... 452 439,570
Vmed O2 UK Financing I plc, 4.75%, 07/15/31
(b)
906 865,846
Vodafone Group plc
(a)
(USD Swap Semi 5 Year + 4.87%), 7.00%,
04/04/79 ..................... 955 1,097,636
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.45%),
3.25%, 06/04/81 ................ 550 523,875
VTR Comunicaciones SpA
(b)
5.13%, 01/15/28 .................. 200 196,400
4.38%, 04/15/29 .................. 450 436,140
8,818,334
Total Corporate Bonds — 24.0%
(Cost: $389,616,718) .............................. 370,292,069
Equity-Linked Notes — 19.1%
Air Freight & Logistics — 0.1%
Barclays Bank plc (United Parcel Service, Inc.),
11.70%, 02/03/22 ................. 5 995,207
BNP Paribas SA (FedEx Corp.),
14.85%, 02/07/22 ................. 3 622,031
1,617,238
Automobiles — 0.3%
BNP Paribas SA (General Motors Co.),
19.52%, 02/02/22 ................. 13 699,751
Societe Generale SA (Ford Motor Co.),
19.03%, 02/02/22 ................. 174 3,218,701
3,918,452
Banks — 1.2%
Barclays Bank plc (Citigroup, Inc.),
20.39%, 03/03/22 ................. 26 1,717,339
Barclays Bank plc (JPMorgan Chase & Co.),
10.60%, 03/03/22 ................. 22 3,296,320
BNP Paribas SA (First Republic Bank),
16.17%, 03/03/22 ................. 3 596,786
BNP Paribas SA (Signature Bank),
24.67%, 03/07/22 ................. 2 578,059
BNP Paribas SA (Truist Financial Corp.),
16.39%, 03/07/22 ................. 16 1,006,018
BNP Paribas SA (Wells Fargo & Co.),
20.79%, 03/03/22 ................. 38 2,048,717
Royal Bank of Canada (Bank of America Corp.),
14.12%, 03/04/22
(b)
................ 107 4,964,992
Royal Bank of Canada (Wells Fargo & Co.),
14.54%, 03/08/22
(b)
................ 56 3,031,899
Societe Generale SA (Citizens Financial Group,
Inc.), 20.82%, 03/08/22 .............. 12 620,772
Societe Generale SA (KeyCorp),
19.86%, 03/08/22 ................. 17 418,437
18,279,339
Beverages — 0.1%
BNP Paribas SA (Molson Coors Beverage Co.),
12.58%, 02/24/22 ................. 16 776,702
JPMorgan Structured Products BV (Coca-Cola
Co. (The)), 5.81%, 02/11/22
(b)(e)
........ 25 1,491,288
2,267,990
Security
Par (000)
Par (000) Value
Biotechnology — 0.2%
(b)
JPMorgan Structured Products BV (AbbVie,
Inc.), 15.19%, 02/03/22
(e)
............ USD 10 $ 1,326,294
Royal Bank of Canada (AbbVie, Inc.),
19.82%, 02/03/22 ................. 8 1,073,057
2,399,351
Building Products — 0.0%
Credit Suisse AG (Owens Corning),
16.50%, 02/17/22 ................. 7 613,484
Capital Markets — 0.7%
Barclays Bank plc (Ameriprise Financial, Inc.),
15.31%, 04/27/22 ................. 3 837,563
BNP Paribas SA (Goldman Sachs Group, Inc.
(The)), 17.96%, 03/07/22 ............ 4 1,524,122
BNP Paribas SA (Interactive Brokers Group,
Inc.), 16.98%, 03/08/22 .............. 9 594,402
BNP Paribas SA (S&P Global, Inc.),
10.33%, 02/08/22
(b)
................ 7 2,805,534
Royal Bank of Canada (Morgan Stanley),
20.72%, 03/04/22
(b)
................ 41 4,133,177
Royal Bank of Canada (Raymond James
Financial, Inc.), 15.53%, 04/22/22
(b)
..... 4 423,269
Societe Generale SA (S&P Global, Inc.),
9.07%, 02/09/22 .................. 2 717,732
11,035,799
Chemicals — 0.2%
JPMorgan Structured Products BV (Dow, Inc.),
15.64%, 04/21/22
(b)(e)
............... 25 1,511,362
JPMorgan Structured Products BV (DuPont de
Nemours, Inc.), 12.91%, 02/09/22
(b)(e)
.... 5 404,438
Societe Generale SA (Ecolab, Inc.),
7.63%, 02/16/22 .................. 4 851,588
Societe Generale SA (Mosaic Co. (The)),
22.60%, 02/17/22 ................. 16 651,435
3,418,823
Communications Equipment — 0.3%
Royal Bank of Canada (Cisco Systems, Inc.),
8.77%, 02/16/22
(b)
................. 50 2,766,710
Societe Generale SA (Juniper Networks, Inc.),
17.26%, 03/14/22 ................. 49 1,633,709
4,400,419
Construction Materials — 0.1%
Barclays Bank plc (Martin Marietta Materials,
Inc.), 11.15%, 02/09/22 .............. 1 384,922
Royal Bank of Canada (Martin Marietta
Materials, Inc.), 11.39%, 02/07/22
(b)
..... 3 1,293,625
1,678,547
Consumer Finance — 0.2%
BNP Paribas SA (American Express Co.),
13.41%, 04/21/22 ................. 10 1,733,186
Royal Bank of Canada (Ally Financial, Inc.),
16.38%, 04/18/22
(b)
................ 22 1,040,476
2,773,662
Distributors — 0.0%
BNP Paribas SA (Pool Corp.),
22.83%, 02/14/22 ................. 1 411,221
Diversified Consumer Services — 1.3%
Barclays Bank plc (Russell 2000 Index)
8.06%, 03/11/22 .................. 3 6,255,149
9.70%, 03/23/22 .................. 3 6,104,643
Credit Suisse AG (Russell 2000 Index),
8.05%, 02/22/22 .................. 2 4,901,896

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Par (000)
Par (000) Value
Diversified Consumer Services (continued)
Goldman Sachs International (Russell 2000
Index), 8.77%, 02/03/22 ............. USD 2 $ 3,395,502
20,657,190
Diversified Financial Services — 0.6%
Barclays Bank plc (American Century Mid Cap
Growth Impact ETF), 8.19%, 03/28/22 .... 2 5,174,302
BNP Paribas SA (Berkshire Hathaway),
5.72%, 02/28/22
(b)
................. 15 4,509,186
9,683,488
Diversified Telecommunication Services — 0.4%
Barclays Bank plc (AT&T, Inc.),
18.83%, 04/21/22 ................. 94 2,344,017
JPMorgan Structured Products BV (AT&T, Inc.),
15.38%, 03/08/22
(b)(e)
............... 115 2,976,187
Toronto-Dominion Bank (The) (AT&T, Inc.),
15.06%, 02/17/22 ................. 25 632,601
5,952,805
Electronic Equipment, Instruments & Components — 0.2%
BNP Paribas SA (Flex Ltd.), 21.69%, 02/25/22 25 411,351
BNP Paribas SA (Zebra Technologies Corp.),
14.70%, 02/11/22 ................. 1 348,669
Goldman Sachs International (Flex Ltd.),
17.14%, 02/02/22 ................. 25 405,400
Merrill Lynch International & Co. (Flex Ltd.),
17.07%, 05/05/22 ................. 52 830,951
Royal Bank of Canada (Corning, Inc.),
12.74%, 04/27/22
(b)
................ 10 424,870
Royal Bank of Canada (Zebra Technologies
Corp.), 15.16%, 02/11/22
(b)
........... 1 387,501
2,808,742
Equity Real Estate Investment Trusts (REITs) — 0.6%
BNP Paribas SA (Invitation Homes, Inc.),
13.60%, 02/16/22 ................. 15 613,808
Goldman Sachs International (VICI Properties,
Inc.), 11.96%, 02/02/22 .............. 49 1,388,635
JPMorgan Structured Products BV (Prologis,
Inc.), 11.64%, 04/14/22
(b)(e)
........... 19 3,015,284
Royal Bank of Canada (American Tower Corp.),
9.83%, 02/24/22
(b)
................. 15 3,836,794
8,854,521
Food & Staples Retailing — 0.2%
Bank of Montreal (Kroger Co. (The)),
16.86%, 03/04/22 ................. 10 410,734
Royal Bank of Canada (Walmart, Inc.),
5.39%, 02/18/22
(b)
................. 15 2,089,853
2,500,587
Food Products — 0.2%
BNP Paribas SA (Archer-Daniels-Midland Co.),
11.50%, 04/27/22 ................. 15 1,103,181
JPMorgan Structured Products BV (Kraft Heinz
Co. (The)), 10.51%, 02/11/22
(b)(e)
....... 23 827,824
Royal Bank of Canada (Mondelez International,
Inc.), 7.92%, 04/28/22
(b)
............. 12 832,113
2,763,118
Health Care Equipment & Supplies — 0.4%
Barclays Bank plc (Medtronic PLC),
11.66%, 02/25/22 ................. 6 640,902
BNP Paribas SA (Stryker Corp.),
14.11%, 02/25/22 ................. 2 618,582
Credit Suisse AG (Boston Scientific Corp.),
13.40%, 02/03/22 ................. 15 649,464
JPMorgan Structured Products BV (Abbott
Laboratories), 11.22%, 04/20/22
(b)(e)
..... 21 2,563,888
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies (continued)
Societe Generale SA (Align Technology, Inc.),
13.67%, 02/02/22 ................. USD 4 $ 2,136,288
6,609,124
Health Care Providers & Services — 0.6%
Barclays Bank plc (Anthem, Inc.),
13.65%, 04/21/22 ................. 4 1,899,560
BNP Paribas SA (CVS Health Corp.),
17.34%, 02/25/22 ................. 6 659,727
BNP Paribas SA (Laboratory Corp. of America
Holdings), 17.89%, 02/11/22 .......... 2 551,893
BNP Paribas SA (McKesson Corp.),
15.18%, 02/01/22 ................. 2 431,966
Royal Bank of Canada (Aneka Tambang Tbk),
13.82%, 02/17/22
(b)
................ 1 616,690
Royal Bank of Canada (UnitedHealth Group,
Inc.), 10.93%, 03/04/22
(b)
............ 12 5,447,563
Societe Generale SA (Laboratory Corp of
America Holdings), 17.65%, 02/11/22 .... 1 408,726
10,016,125
Hotels, Restaurants & Leisure — 0.3%
BNP Paribas SA (Booking Holdings, Inc.),
11.08%, 02/24/22 ................. —
(l)
1,072,594
BNP Paribas SA (Wendy's Co. (The)),
16.54%, 03/03/22 ................. 19 424,189
BNP Paribas SA (Yum! Brands, Inc.),
8.11%, 02/07/22 .................. 3 394,807
Credit Suisse AG (Papa John's International,
Inc.), 17.10%, 02/25/22 .............. 5 647,775
JPMorgan Structured Products BV (Las Vegas
Sands Corp.), 18.99%, 04/21/22
(b)(e)
..... 19 841,677
Societe Generale SA (Domino's Pizza, Inc.)
14.18%, 02/24/22 ................. 1 531,955
13.54%, 02/25/22 ................. 1 594,158
4,507,155
Household Durables — 0.1%
BNP Paribas SA (Tempur Sealy International,
Inc.), 20.31%, 02/10/22 .............. 14 557,126
Royal Bank of Canada (Netwealth Group Ltd.),
12.24%, 02/14/22
(b)
................ 19 424,863
Royal Bank of Canada (Toll Brothers, Inc.),
17.70%, 02/24/22
(b)
................ 20 1,224,174
2,206,163
Household Products — 0.6%
Royal Bank of Canada (Procter & Gamble Co.
(The)), 9.93%, 03/04/22
(b)
............ 31 4,949,025
Societe Generale SA (Colgate-Palmolive Co.),
9.10%, 03/14/22 .................. 46 3,841,764
8,790,789
Insurance — 0.1%
BNP Paribas SA (MetLife, Inc.),
12.84%, 02/03/22 ................. 13 865,297
Interactive Media & Services — 0.9%
JPMorgan Structured Products BV (Meta
Platforms, Inc.), 13.91%, 03/25/22
(b)(e)
.... 13 4,003,800
Royal Bank of Canada (Alphabet, Inc.),
12.64%, 02/03/22
(b)
................ 2 4,257,431
Societe Generale SA (Alphabet, Inc.),
12.70%, 02/02/22 ................. 2 4,940,438
13,201,669

BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Par (000)
Par (000) Value
Internet & Direct Marketing Retail — 0.6%
Credit Suisse AG (Amazon.com, Inc.),
14.40%, 03/04/22 ................. USD 1 $ 3,924,444
Societe Generale SA (Amazon.com, Inc.),
15.70%, 02/02/22 ................. 2 5,462,252
9,386,696
IT Services — 1.3%
Barclays Bank plc (Akamai Technologies, Inc.),
10.46%, 02/16/22 ................. 11 1,214,771
Barclays Bank plc (Fidelity National Information
Services, Inc.), 18.89%, 02/09/22 ....... 9 1,100,102
Barclays Bank plc (Global Payments, Inc.),
19.69%, 02/09/22 ................. 7 1,088,707
Barclays Bank plc (Mastercard, Inc.),
%, 03/14/22 ..................... 12 4,482,048
Barclays Bank plc (Visa, Inc.), 9.09%, 03/14/22 21 4,853,087
BNP Paribas SA (Global Payments, Inc.),
16.64%, 02/07/22 ................. 8 1,111,844
Credit Suisse AG (Gartner, Inc.),
16.30%, 02/10/22 ................. 2 616,078
JPMorgan Structured Products BV (Mastercard,
Inc.), 14.11%, 04/29/22
(b)(e)
........... 5 1,774,439
Royal Bank of Canada (Block, Inc.),
19.97%, 02/24/22
(b)
................ 2 226,869
Royal Bank of Canada (Fidelity
National Information Services, Inc.),
12.29%, 02/17/22
(b)
................ 4 420,031
Royal Bank of Canada (Fiserv, Inc.),
11.33%, 02/17/22
(b)
................ 4 423,429
Royal Bank of Canada (International Business
Machines Corp.), 12.28%, 04/20/22
(b)
.... 5 619,613
Toronto-Dominion Bank (The) (PayPal
Holdings, Inc.), 16.07%, 02/17/22 ....... 8 1,348,125
19,279,143
Life Sciences Tools & Services — 0.1%
BNP Paribas SA (Charles River Laboratories
International, Inc.), 22.55%, 02/17/22 .... 1 408,890
Royal Bank of Canada (Danaher Corp.),
18.43%, 03/11/22
(b)
................ 6 1,730,531
2,139,421
Machinery — 0.6%
BNP Paribas SA (Caterpillar, Inc.),
16.28%, 02/02/22 ................. 8 1,711,990
BNP Paribas SA (PACCAR, Inc.),
12.89%, 04/27/22 ................. 4 412,913
Credit Suisse AG (Deere & Co.),
16.40%, 02/18/22 ................. 4 1,311,897
JPMorgan Structured Products BV (Cummins,
Inc.), 8.26%, 02/03/22
(b)(e)
............ 2 418,126
Royal Bank of Canada (Otis Worldwide Corp.),
8.13%, 02/01/22
(b)
................. 12 990,673
Societe Generale SA (Caterpillar, Inc.),
9.35%, 03/14/22 .................. 24 4,811,359
9,656,958
Media — 0.4%
Royal Bank of Canada (Comcast Corp.),
13.63%, 04/29/22
(b)
................ 21 1,055,606
Societe Generale SA (Charter Communications,
Inc.), 14.46%, 03/14/22 .............. 7 3,831,385
UBS AG (Omnicom Group, Inc.),
14.10%, 02/18/22 ................. 12 858,694
5,745,685
Security
Par (000)
Par (000) Value
Multiline Retail — 0.2%
BNP Paribas SA (Kohl's Corp.),
21.15%, 03/03/22 ................. USD 9 $ 469,403
JPMorgan Structured Products BV (Dollar
General Corp.), 10.13%, 03/18/22
(b)(e)
.... 2 398,129
Royal Bank of Canada (Kohl's Corp.),
18.25%, 03/02/22
(b)
................ 13 720,781
Societe Generale SA (Target Corp.),
14.52%, 03/02/22 ................. 7 1,465,419
3,053,732
Oil, Gas & Consumable Fuels — 0.7%
BNP Paribas SA (ConocoPhillips),
14.64%, 02/01/22
(b)
................ 32 2,529,492
BNP Paribas SA (Exxon Mobil Corp.),
11.71%, 02/01/22
(b)
................ 37 2,497,452
BNP Paribas SA (Williams Cos., Inc. (The)),
15.22%, 02/24/22
(b)
................ 15 430,869
Societe Generale SA (Chevron Corp.),
19.97%, 03/14/22 ................. 44 5,775,799
11,233,612
Personal Products — 0.0%
Barclays Bank plc (Estee Lauder Cos. Inc.
(The)), 12.37%, 02/04/22 ............ 1 379,081
Pharmaceuticals — 0.5%
BNP Paribas SA (Johnson & Johnson),
9.97%, 02/25/22 .................. 10 1,721,020
JPMorgan Structured Products BV (Merck
KGaA), 17.62%, 02/03/22
(b)(e)
.......... 14 1,108,484
Merrill Lynch International & Co. (Bristol-Myers
Squibb Co.), 10.35%, 02/17/22 ........ 10 652,643
Merrill Lynch International & Co. (Pfizer, Inc.),
23.43%, 02/03/22 ................. 20 1,064,247
Royal Bank of Canada (Johnson & Johnson),
8.65%, 04/20/22
(b)
................. 19 3,200,601
7,746,995
Professional Services — 0.0%
Societe Generale SA (Equifax, Inc.),
26.58%, 02/11/22 ................. 2 398,041
Road & Rail — 0.5%
Barclays Bank plc (Ryder System, Inc.),
15.82%, 02/17/22 ................. 8 583,910
JPMorgan Structured Products BV (Union
Pacific Corp.), 10.14%, 04/14/22
(b)(e)
..... 12 2,939,924
Royal Bank of Canada (Norfolk Southern
Corp.), 11.28%, 04/28/22
(b)
........... 3 832,246
Royal Bank of Canada (Union Pacific Corp.),
12.09%, 03/08/22
(b)
................ 7 1,712,110
Royal Bank of Canada (XPO Logistics, Inc.),
11.91%, 02/07/22
(b)
................ 14 928,455
Societe Generale SA (JB Hunt Transport
Services, Inc.), 12.37%, 03/04/22 ....... 6 1,153,856
8,150,501
Semiconductors & Semiconductor Equipment — 0.9%
Bank of Montreal (Texas Instruments, Inc.),
18.88%, 02/25/22 ................. 5 866,811
BNP Paribas SA (NVIDIA Corp.),
25.18%, 02/24/22 ................. 8 2,012,620
Credit Suisse AG (Applied Materials, Inc.),
14.65%, 02/11/22 ................. 27 3,734,640
Nomura Holdings, Inc. (KLA Corp.),
15.91%, 02/02/22 ................. 8 2,869,419
Royal Bank of Canada (Intel Corp.),
13.67%, 03/08/22
(b)
................ 56 2,748,464

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
Societe Generale SA (KLA Corp.),
18.12%, 03/14/22 ................. USD 5 $ 1,946,364
14,178,318
Software — 1.0%
BNP Paribas SA (Adobe, Inc.),
15.25%, 03/23/22 ................. 2 886,714
BNP Paribas SA (Oracle Corp.),
13.34%, 03/10/22 ................. 10 799,378
BNP Paribas SA (salesforce.com, Inc.),
18.28%, 02/25/22 ................. 4 888,492
JPMorgan Structured Products BV (Microsoft
Corp.), 10.88%, 03/25/22
(b)(e)
.......... 27 8,244,932
Royal Bank of Canada (Microsoft Corp.),
10.25%, 02/17/22
(b)
................ 6 1,920,620
Societe Generale SA (Citrix Systems, Inc.),
9.26%, 03/04/22 .................. 19 1,956,535
14,696,671
Specialty Retail — 0.7%
Bank of Montreal (AutoZone, Inc.),
10.99%, 03/02/22 ................. —
(l)
816,086
Bank of Montreal (Signet Jewelers Ltd.),
29.73%, 03/18/22 ................. 7 606,608
Bank of Montreal (Ulta Beauty, Inc.),
18.43%, 03/09/22 ................. 2 749,361
Barclays Bank plc (Advance Auto Parts, Inc.),
12.89%, 02/16/22 ................. 3 625,206
BNP Paribas SA (Best Buy Co., Inc.),
14.49%, 02/24/22 ................. 29 2,929,443
BNP Paribas SA (Home Depot, Inc. (The)),
7.14%, 02/23/22 .................. 6 2,062,406
BNP Paribas SA (O'Reilly Automotive, Inc.),
13.50%, 02/10/22 ................. 1 602,550
JPMorgan Structured Products BV (Williams-
Sonoma, Inc.), 21.18%, 03/18/22
(b)(e)
..... 4 643,614
Royal Bank of Canada (Advance Auto Parts,
Inc.), 13.80%, 02/17/22
(b)
............ 3 619,291
Royal Bank of Canada (AutoNation, Inc.),
19.16%, 02/16/22
(b)
................ 6 625,090
Royal Bank of Canada (TJX Cos., Inc. (The)),
15.17%, 02/24/22
(b)
................ 15 1,061,935
11,341,590
Technology Hardware, Storage & Peripherals — 1.0%
Bank of Montreal (Apple, Inc.),
17.51%, 02/25/22 ................. 13 2,206,570
JPMorgan Structured Products BV (Apple, Inc.)
12.29%, 03/08/22
(b)(e)
............... 35 6,079,442
9.20%, 03/25/22
(b)(e)
................ 24 4,194,517
JPMorgan Structured Products BV
(Seagate Technology Holdings PLC),
21.92%, 04/22/22
(b)(e)
............... 8 835,210
Toronto-Dominion Bank (The) (Apple, Inc.),
11.94%, 02/17/22 ................. 14 2,180,620
15,496,359
Textiles, Apparel & Luxury Goods — 0.2%
Barclays Bank plc (Lululemon Athletica, Inc.),
12.25%, 03/31/22 ................. 2 594,795
BNP Paribas SA (Ralph Lauren Corp.),
17.83%, 02/01/22
(b)
................ 11 1,192,899
Credit Suisse AG (Tapestry, Inc.),
16.80%, 02/11/22 ................. 16 594,281
Goldman Sachs International (Deckers Outdoor
Corp.), 15.65%, 02/04/22 ............ 1 373,117
Security
Par (000)
Par (000) Value
Textiles, Apparel & Luxury Goods (continued)
Goldman Sachs International (Skechers USA,
Inc.), 20.01%, 02/04/22 .............. USD 10 $ 418,050
3,173,142
Trading Companies & Distributors — 0.3%
Royal Bank of Canada (United Rentals, Inc.),
19.83%, 04/28/22
(b)
................ 1 427,167
Societe Generale SA (Fastenal Co.),
16.32%, 03/04/22 ................. 29 1,644,918
Societe Generale SA (United Rentals, Inc.),
13.06%, 02/02/22 ................. 6 1,875,399
3,947,484
Wireless Telecommunication Services — 0.2%
Merrill Lynch International & Co. (T-Mobile US,
Inc.), 8.09%, 02/07/22 .............. 24 2,578,203
Total Equity-Linked Notes — 19.1%
(Cost: $302,418,623) .............................. 294,812,730
Floating Rate Loan Interests — 8.2%
Aerospace & Defense — 0.3%
(a)
Atlas CC Acquisition Corp., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 4.25%),
5.00%
,
 05/25/28 .................. 893 895,905
Atlas CC Acquisition Corp., 1st Lien Term
Loan C, (LIBOR USD 3 Month + 4.25%),
5.00%
,
 05/25/28 .................. 182 182,218
Bleriot US Bidco, Inc., Term Loan, (LIBOR USD
3 Month + 4.00%), 4.22%
,
 10/30/26 ..... 84 83,869
Cobham Ultra US Co., Term Loan, 11/17/28
(m)
. 55 54,845
Dynasty Acquisition Co., Inc., Term Loan
B1, (LIBOR USD 3 Month + 3.50%),
3.72%
,
 04/06/26 .................. 379 370,258
Dynasty Acquisition Co., Inc., Term Loan
B2, (LIBOR USD 3 Month + 3.50%),
3.72%
,
 04/06/26 .................. 204 199,062
Peraton Corp., 1st Lien Term Loan B, (LIBOR
USD 1 Month + 3.75%), 4.50%
,
 02/01/28 . 955 952,917
Peraton Corp., 2nd Lien Term Loan B1, (LIBOR
USD 1 Month + 7.75%), 8.50%
,
 02/01/29 . 303 308,775
Sequa Mezzanine Holdings LLC, 1st Lien Term
Loan, 11/28/23
(m)
.................. 151 151,688
Setanta Aircraft Leasing DAC, Term
Loan, (LIBOR USD 6 Month + 2.00%),
2.14%
,
 11/05/28 .................. 207 206,613
TransDigm, Inc., Term Loan G, (LIBOR USD 1
Month + 2.25%), 2.36%
,
 08/22/24 ...... 442 437,720
3,843,870
Air Freight & Logistics — 0.0%
AIT Worldwide Logistics Holdings, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month + 4.75%),
5.50%
,
 04/06/28
(a)
................. 94 93,707
Airlines — 0.2%
(a)
AAdvantage Loyality IP Ltd., Term Loan,
04/20/28
(m)
...................... 399 414,045
Air Canada, Term Loan, (LIBOR USD 3 Month
+ 3.50%), 4.25%
,
 08/11/28 ........... 627 628,104
American Airlines, Inc., Term Loan, 01/29/27
(m)
423 407,155
American Airlines, Inc., Term Loan B, (LIBOR
USD 1 Month + 2.00%), 2.11%
,
 12/15/23 .. 169 166,571
Kestrel Bidco, Inc., Term Loan, (LIBOR USD 3
Month + 3.00%), 4.00%
,
 12/11/26 ....... 103 100,215

BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Par (000)
Par (000) Value
Airlines (continued)
United AirLines, Inc., Term Loan B, (LIBOR
USD 3 Month + 3.75%), 4.50%
,
 04/21/28 . USD 557 $ 556,558
2,272,648
Auto Components — 0.1%
(a)
Clarios Global LP, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.36%
,
 04/30/26 . 945 939,102
Truck Hero, Inc., Term Loan, (LIBOR USD 1
Month + 3.25%), 4.00%
,
 01/31/28 ...... 565 563,510
Wand Newco 3, Inc., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 3.00%),
3.18%
,
 02/05/26 .................. 635 625,099
2,127,711
Automobiles — 0.0%
Dealer Tire LLC, Term Loan B1, (LIBOR USD 1
Month + 4.25%), 4.36%
,
 01/01/38
(a)
..... 510 509,741
Biotechnology — 0.0%
(a)(m)
Athenahealth, Inc., Delayed Draw Term Loan,
01/26/29 ....................... 93 92,204
Athenahealth, Inc., Term Loan B, 01/26/29 ... 547 544,006
636,210
Building Products — 0.1%
(a)
CHI Overhead Doors, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
4.50%
,
 07/31/25 .................. 21 20,751
Cornerstone Building Brands, Inc., Term
Loan B, (LIBOR USD 1 Month + 3.25%),
3.75%
,
 04/12/28 .................. 88 87,666
CP Atlas Buyer, Inc., Term Loan B, 11/23/27
(m)
754 750,620
CP Iris Holdco I, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
4.25%
,
 10/02/28 .................. 89 88,856
CP Iris Holdco I, Inc., Delayed Draw 1st Lien
Term Loan, 10/02/28
(m)
.............. 18 17,764
CPG International LLC, Term Loan, (LIBOR
USD 3 Month + 2.50%), 3.25%
,
 05/05/24 . 270 270,207
Jeld-Wen, Inc., Term Loan, (LIBOR USD 1
Month + 2.25%), 2.36%
,
 07/28/28 ...... 118 118,160
MI Windows & Doors LLC, Term Loan B1,
0.00%
,
 12/18/27 .................. 35 35,211
Wilsonart LLC, Term Loan E, (LIBOR USD 3
Month + 3.50%), 4.50%
,
 12/31/26 ...... 611 609,165
1,998,400
Capital Markets — 0.1%
(a)
Azalea TopCo, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 3.75%), 4.50%
,
 07/24/26 . 83 82,926
Cogeco Communications Finance LP, Term
Loan B, (LIBOR USD 1 Month + 2.50%),
3.00%
,
 09/01/28 .................. 464 462,645
Focus Financial Partners LLC, Delayed Draw
Term Loan, (LIBOR USD 1 Month + 2.50%),
3.00%
,
 06/30/28 .................. 41 41,264
Focus Financial Partners LLC, Term Loan
B4, (LIBOR USD 1 Month + 2.50%),
3.00%
,
 06/30/28 .................. 179 178,365
Greenhill & Co., Inc., Term Loan, (LIBOR USD
1 Month + 3.25%), 3.36%
,
 04/12/24 ..... 113 112,221
877,421
Security
Par (000)
Par (000) Value
Chemicals — 0.3%
(a)
Alpha 3 BV, Term Loan, (LIBOR USD 1 Month +
2.50%), 3.00%
,
 03/18/28 ............ USD 627 $ 625,969
ARC Falcon I, Inc., Delayed Draw Term Loan,
09/30/28
(m)
...................... 26 26,401
ARC Falcon I, Inc., Term Loan, (LIBOR USD 1
Month + 3.75%), 4.25%
,
 09/30/28 ...... 181 180,848
Aruba Investments Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 3 Month + 3.75%),
4.50%
,
 11/24/27 .................. 91 91,311
Ascend Performance Materials Operations LLC,
Term Loan, (LIBOR USD 3 Month + 4.75%),
5.50%
,
 08/27/26 .................. 293 294,229
Axalta Coating Systems Dutch Holding B BV,
Term Loan B3, (LIBOR USD 3 Month +
1.75%), 1.97%
,
 06/01/24 ............ 109 108,347
CPC Acquisition Corp., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.75%),
4.50%
,
 12/29/27 .................. 73 72,711
Ecovyst Catalyst Technologies LLC, Term
Loan, (LIBOR USD 3 Month + 2.75%),
3.25%
,
 06/09/28 .................. 236 235,669
Element Solutions, Inc., Term Loan B1, (LIBOR
USD 1 Month + 2.00%), 2.11%
,
 01/31/26 .. 298 297,951
Greenrock Finance, Inc., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 3.50%),
4.50%
,
 06/28/24 .................. 113 113,046
Herens Holdco SARL, Facility Term Loan B
+ 0.00%), 0.00%, 07/03/28 ........... 9 8,993
(LIBOR USD 6 Month + 4.00%),
4.75%, 07/03/28 ................ 153 153,063
Lummus Technology Holdings V LLC, Term
Loan B, (LIBOR USD 1 Month + 3.50%),
3.61%
,
 06/30/27 .................. 377 375,662
Messer Industries GmbH, Term Loan
B1, (LIBOR USD 3 Month + 2.50%),
2.72%
,
 01/01/38 .................. 378 375,236
Momentive Performance Materials, Inc., 1st
Lien Term Loan, 05/15/24
(m)
........... 366 366,138
Nouryon Finance BV, Term Loan, (LIBOR USD
1 Month + 3.00%), 3.11%
,
 10/01/25 ..... 28 27,685
Oxea Holding Vier GmbH, Term Loan
B2, (LIBOR USD 1 Month + 3.25%),
3.38%
,
 10/14/24 .................. 222 221,142
SCIH Salt Holdings, Inc., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 4.00%),
4.75%
,
 03/16/27 .................. 253 250,981
Sparta US HoldCo LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
4.25%
,
 08/02/28 .................. 208 207,740
WR Grace Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 3.75%), 4.25%
,
 09/22/28 . 78 78,000
4,111,122
Commercial Services & Supplies — 0.3%
(a)
Allied Universal Holdco LLC, Term Loan,
(LIBOR USD 3 Month + 3.75%),
4.25%
,
 05/12/28 .................. 628 625,528
Aramark Intermediate HoldCo Corp., Term
Loan B3, (LIBOR USD 1 Month + 1.75%),
1.86%
,
 03/11/25 .................. 84 82,714
Aramark Intermediate HoldCo Corp., Term
Loan B5, (LIBOR USD 1 Month + 2.50%),
2.61%
,
 04/06/28 .................. 116 115,166

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Asplundh Tree Expert LLC, Term Loan, (LIBOR
USD 1 Month + 1.75%), 1.86%
,
 09/07/27 . USD 377 $ 374,352
Brand Energy & Infrastructure Services, Inc.,
Term Loan, (LIBOR USD 3 Month + 4.25%),
5.25%
,
 06/21/24 .................. 1,026 1,004,119
Clean Harbors, Inc., Term Loan, (LIBOR USD 1
Month + 2.00%), 2.11%
,
 10/08/28 ....... 149 148,814
Covanta Holding Corp., Term Loan B,
11/30/28
(m)
...................... 349 349,191
Covanta Holding Corp., Term Loan C,
11/30/28
(m)
...................... 26 25,834
KAR Auction Services, Inc., Term Loan B6,
09/19/26
(c)(m)
..................... 191 188,609
LABL, Inc., Term Loan, (LIBOR USD 3 Month +
5.00%), 5.50%
,
 10/29/28 ............ 215 216,142
PECF USS Intermediate Holding III Corp., Term
Loan, 12/15/28
(m)
.................. 375 375,474
Prime Security Services Borrower LLC, 1st
Lien Term Loan B1, (LIBOR USD 3 Month +
2.75%), 3.50%
,
 09/23/26 ............ 132 131,329
Spring Education Group, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 0.04%),
4.47%
,
 07/30/25 .................. 276 269,498
Tempo Acquisition LLC, Term Loan
(LIBOR USD 1 Month + 2.75%),
2.86%, 05/01/24 ................ 75 74,906
(LIBOR USD 1 Month + 2.75%),
2.86%, 05/01/24 ................ 853 854,540
TruGreen Ltd., Partnership, 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.00%),
4.75%
,
 11/02/27 .................. 131 130,935
Viad Corp., Term Loan, 07/30/28
(m)
........ 251 249,512
5,216,663
Construction & Engineering — 0.1%
(a)
Pike Corp., Term Loan, (LIBOR USD 1 Month +
3.00%), 3.11%
,
 01/21/28 ............. 108 107,479
SRS Distribution, Inc., Term Loan, (LIBOR USD
3 Month + 3.75%), 4.25% - 4.27%
,
 06/02/28 968 966,313
USIC Holdings, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 3.50%),
4.25%
,
 05/12/28 .................. 308 306,790
1,380,582
Construction Materials — 0.1%
(a)
American Builders & Contractors Supply Co.,
Inc., Term Loan, (LIBOR USD 1 Month +
2.00%), 2.11%
,
 01/15/27 ............. 504 500,939
Forterra Finance LLC, Term Loan, (LIBOR USD
1 Month + 3.00%), 4.00%
,
 10/25/23 ..... 141 140,396
Foundation Building Materials, Inc., 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.25%),
3.75%
,
 01/31/28 .................. 242 240,662
Standard Industries, Inc., Term Loan, (LIBOR
USD 3 Month + 2.50%), 3.00%
,
 09/22/28 . 238 238,206
TAMKO Building Products LLC, Term Loan,
(LIBOR USD 1 Month + 3.00%), 3.11% -
3.30%
,
 05/29/26 .................. 91 90,461
1,210,664
Security
Par (000)
Par (000) Value
Containers & Packaging — 0.2%
(a)
Charter Next Generation, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
4.50%
,
 12/01/27 .................. USD 1,014 $ 1,014,592
Flex Acquisition Co., Inc., Term Loan, (LIBOR
USD 3 Month + 3.50%), 4.00%
,
 03/02/28 . 179 178,865
Mauser Packaging Solutions Holding Co.,
Term Loan, (LIBOR USD 1 Month + 3.25%),
3.36%
,
 04/03/24 .................. 761 752,897
Pactiv Evergreen, Inc., Term Loan B2, (LIBOR
USD 1 Month + 3.25%), 3.36%
,
 02/05/26 . 212 210,237
Tosca Services LLC, Term Loan, (LIBOR USD 1
Month + 3.50%), 4.25%
,
 08/18/27 ...... 377 376,170
Trident TPI Holdings, Inc., Delayed Draw Term
Loan B3, 09/15/28
(m)
................ 9 9,135
Trident TPI Holdings, Inc., Term Loan
B3, (LIBOR USD 3 Month + 4.00%),
4.50%
,
 09/15/28 .................. 160 159,811
2,701,707
Distributors — 0.0%
PAI Holdco, Inc., 1st Lien Term Loan B, (LIBOR
USD 3 Month + 3.50%), 4.25%
,
 10/28/27
(a)
89 89,156
Diversified Consumer Services — 0.2%
(a)
Ascend Learning LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
4.00%
,
 12/11/28 .................. 664 663,170
Ascend Learning LLC, 2nd Lien Term Loan,
12/10/29
(m)
...................... 125 125,586
Bright Horizons Family Solutions LLC, Term
Loan B, (LIBOR USD 1 Month + 2.25%),
2.75%
,
 11/24/28 .................. 144 143,011
Midas Intermediate Holdco II LLC, Term
Loan, (LIBOR USD 3 Month + 6.75%),
7.50%
,
 12/22/25 .................. 541 506,995
Mileage Plus Holdings LLC, Term Loan,
06/21/27
(m)
...................... 631 665,287
Research Now Group, Inc., 1st Lien Term Loan,
12/20/24
(m)
...................... 126 124,687
SIRVA Worldwide, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 5.50%), 5.61% -
5.80%
,
 08/04/25 .................. 184 170,219
Sotheby's, Term Loan, (LIBOR USD 3 Month +
4.50%), 5.00%
,
 01/15/27 ............ 499 499,932
Voyage Australia Pty Ltd., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
4.00%
,
 07/20/28 .................. 108 107,528
3,006,415
Diversified Financial Services — 0.7%
(a)
Acuris Finance US, Inc., Term Loan, 02/16/28
(m)
93 92,503
Advisor Group Holdings, Inc., Term Loan
B1, (LIBOR USD 1 Month + 4.50%),
4.61%
,
 07/31/26 .................. 356 355,016
Alchemy Copyrights LLC, Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.50%
,
 03/10/28
(c)
110 109,478
APi Group DE, Inc., Term Loan, 01/03/29
(m)
.. 43 42,918
Belron Finance LLC, Term Loan, (LIBOR USD 3
Month + 2.25%), 2.56%
,
 10/30/26 ...... 175 174,981
Belron Group SA, Term Loan, (LIBOR USD 3
Month + 2.75%), 3.25%
,
 04/13/28 ...... 288 287,299
Castlelake Aviation Ltd., Term Loan, (LIBOR
USD 3 Month + 2.75%), 3.25%
,
 10/22/26 . 502 500,304
Connect Finco SARL, Term Loan, 12/11/26
(m)
. 1,171 1,170,096

BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Par (000)
Par (000) Value
Diversified Financial Services (continued)
Deerfield Dakota Holding LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
4.75%
,
 04/09/27 .................. USD 1,023 $ 1,025,216
Deerfield Dakota Holding LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 6.75%),
7.50%
,
 04/07/28
(c)
................. 195 198,412
Delta Topco, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 3.75%), 4.50%
,
 12/01/27 . 640 639,631
Delta Topco, Inc., 2nd Lien Term Loan, (LIBOR
USD 3 Month + 7.25%), 8.00%
,
 12/01/28 . 79 79,149
Gainwell Acquisition Corp., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 4.00%),
4.75%
,
 10/01/27 .................. 699 699,142
Genuine Financial Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.75%),
3.86%
,
 07/11/25 .................. 349 348,043
LBM Acquisition LLC, 1st Lien Term Loan,
12/17/27
(m)
...................... 630 626,119
LEB Holdings (USA), Inc., Term Loan, (LIBOR
USD 3 Month + 3.75%), 4.50%
,
 11/02/27 .. 63 62,940
Mercury Borrower, Inc., 2nd Lien Term Loan,
08/02/29
(m)
...................... 81 80,835
Mercury Merger Sub, Inc.,1st Lien Term Loan,
08/02/28
(m)
...................... 868 864,025
OLA Netherlands BV, Term Loan, (LIBOR USD
3 Month + 6.25%), 7.00%
,
 12/15/26 ..... 125 126,250
Radiate Holdco LLC, Term Loan, (LIBOR USD
1 Month + 3.25%), 4.00%
,
 09/25/26 ..... 362 361,131
RVR Dealership Holdings LLC, Term
Loan, (LIBOR USD 1 Month + 3.75%),
4.75%
,
 02/08/28 .................. 104 103,514
SMG US Midco 2, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 2.50%), 2.61% -
2.80%
,
 01/23/25 .................. 226 221,354
Travelport Finance (Luxembourg) SARL, 1st
Lien Term Loan, (LIBOR USD 3 Month +
5.00%), 6.99%
,
 05/29/26 ............ 209 172,339
Travelport Finance (Luxembourg) SARL, Term
Loan, (LIBOR USD 3 Month + 1.50%),
2.50%
,
 02/28/25 .................. 202 206,799
UPC Financing Partnership, Facility Term
Loan AX, (LIBOR USD 1 Month + 3.00%),
3.11%
,
 01/31/29 .................. 69 68,569
Veritas US, Inc., Term Loan B, (LIBOR USD 3
Month + 5.00%), 6.00%
,
 09/01/25 ...... 910 908,146
VS Buyer LLC, Term Loan, (LIBOR USD 1
Month + 3.00%), 3.11%
,
 02/28/27 ....... 943 937,246
White Cap Buyer LLC, Term Loan, (LIBOR USD
3 Month + 3.00%), 6.25%
,
 10/19/27 ..... 139 139,111
Ziggo Financing Partnership, Facility Term
Loan I, (LIBOR USD 1 Month + 2.50%),
2.61%
,
 04/30/28 .................. 179 176,678
10,777,244
Diversified Telecommunication Services — 0.3%
(a)
Altice Financing SA, Term Loan
(LIBOR USD 3 Month + 2.75%),
2.99%, 07/15/25 ................ 54 53,109
(LIBOR USD 3 Month + 2.75%),
2.99%, 01/31/26 ................ 454 448,381
Altice France SA, Term Loan B13, (LIBOR USD
1 Month + 4.00%), 4.11%
,
 08/14/26 ..... 754 750,171
Cablevision Lightpath LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.75%
,
 11/30/27 .. 73 72,819
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Consolidated Communications, Inc., Term
Loan B1, (LIBOR USD 1 Month + 3.50%),
4.25%
,
 10/02/27 .................. USD 111 $ 111,002
Frontier Communications Holdings LLC, Term
Loan B, (LIBOR USD 3 Month + 3.75%),
4.50%
,
 05/01/28 .................. 213 212,774
Iridium Satellite LLC, Term Loan B2, (LIBOR
USD 1 Month + 2.50%), 3.25%
,
 11/04/26 .. 256 255,030
Level 3 Financing, Inc., Term Loan B, (LIBOR
USD 1 Month + 1.75%), 1.86%
,
 03/01/27 . 145 142,486
Orbcomm, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 4.25%), 5.00%
,
 09/01/28 . 137 136,905
Virgin Media Bristol LLC, Facility Term Loan
Q, (LIBOR USD 1 Month + 3.25%),
3.36%
,
 01/31/29 .................. 107 106,783
Zayo Group Holdings, Inc., Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.11%
,
 03/09/27 .. 1,648 1,623,403
3,912,863
Electric Utilities — 0.0%
(a)
Calpine Construction Finance Co. LP, Term
Loan B, (LIBOR USD 1 Month + 2.00%),
2.11%
,
 01/15/25 .................. 72 71,745
Edgewater Generation LLC, Term Loan, (LIBOR
USD 1 Month + 3.75%), 3.86%
,
 12/13/25 . 112 105,308
177,053
Electrical Equipment — 0.1%
(a)
Arcline FM Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.75%),
5.50%
,
 06/23/28 .................. 312 311,661
Graftech International Ltd., Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.50%
,
 02/12/25 . 61 60,807
MH Sub I LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.50%), 3.61%
,
 09/13/24 . 692 687,856
1,060,324
Electronic Equipment, Instruments & Components — 0.0%
II-VI, Inc.,Term Loan B, 12/08/28
(a)(m)
....... 232 231,420
Entertainment — 0.2%
(a)
AMC Entertainment Holdings, Inc., Term Loan
B1, 04/22/26
(m)
................... 179 159,115
City Football Group Ltd., Term Loan, (LIBOR
USD 3 Month + 3.50%), 4.00%
,
 07/21/28
(c)
376 374,120
Kingpin Intermediate Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.50%),
4.50%
,
 07/03/24 .................. 504 501,588
Live Nation Entertainment, Inc., Term Loan
B4, (LIBOR USD 1 Month + 1.75%),
1.88%
,
 10/19/26 .................. 416 407,711
Playtika Holding Corp., Term Loan B1, (LIBOR
USD 1 Month + 2.75%), 2.86%
,
 03/13/28 . 220 219,487
Renaissance Holding Corp., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.36%
,
 05/30/25 .................. 8 7,956
William Morris Endeavor Entertainment LLC,
1st Lien Term Loan B1, (LIBOR USD 1
Month + 2.75%), 2.86%
,
 05/18/25 ...... 827 811,605
WMG Acquisition Corp., Term Loan G, (LIBOR
USD 1 Month + 2.13%), 2.23%
,
 01/20/28 . 377 374,239
2,855,821

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Par (000)
Par (000) Value
Equity Real Estate Investment Trusts (REITs) — 0.0%
RHP Hotel Properties LP, Term Loan B, (LIBOR
USD 1 Month + 2.00%), 2.11%
,
 05/11/24
(a)
. USD 75 $ 73,640
Food & Staples Retailing — 0.0%
(a)(m)
H-Food Holdings LLC, Term Loan B2, (LIBOR
USD 1 Month + 4.00%), 4.11%
,
 05/23/25 .. 252 250,662
US Foods, Inc., Term Loan B
(LIBOR USD 1 Month + 2.00%),
2.11%, 09/13/26 ................ 227 224,844
 11/22/28
(m)
...................... 164 163,893
639,399
Food Products — 0.3%
(a)
1011778 BC Unlimited Liability Co., Term
Loan B4, (LIBOR USD 1 Month + 1.75%),
1.86%
,
 11/19/26 .................. 507 498,922
8th Avenue Food & Provisions, Inc., 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.75%),
3.86%
,
 10/01/25
(c)
................. 254 238,768
B&G Foods, Inc., Term Loan B4, (LIBOR USD 1
Month + 2.50%), 2.61%
,
 10/10/26 ...... 44 43,735
Chobani LLC, Term Loan, (LIBOR USD 1 Month
+ 3.50%), 4.50%
,
 10/25/27 ........... 761 761,734
Froneri International Ltd., Facility 1st Lien Term
Loan B2, (LIBOR USD 1 Month + 2.25%),
2.36%
,
 01/29/27 .................. 562 554,152
Hostess Brands LLC, 1st Lien Term Loan
B, (LIBOR USD 3 Month + 2.25%),
3.00%
,
 08/03/25 .................. 106 105,416
Naked Juice LLC, 1st Lien Term Loan,
01/24/29
(m)
...................... 334 333,617
Naked Juice LLC, 2nd Lien Term Loan, (LIBOR
USD 3 Month + 6.00%), 6.50%
,
 01/24/30 . 206 207,502
Naked Juice LLC, Delayed Draw 1st Lien Term
Loan, 01/24/29
(m)
.................. 19 19,246
Nomad Foods Ltd., Facility Term Loan
B4, (LIBOR USD 3 Month + 2.25%),
2.40%
,
 05/15/24 .................. 378 375,317
Sovos Brands Intermediate, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.75%),
4.50%
,
 06/08/28 .................. 157 156,483
Triton Water Holdings, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
4.00%
,
 03/31/28 .................. 1,074 1,064,667
Utz Quality Foods LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.00%),
3.11%
,
 01/20/28 .................. 501 499,528
4,859,087
Health Care Equipment & Supplies — 0.1%
(a)
Chariot Buyer LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.50%), 4.00%
,
 11/03/28 .. 626 624,435
Insulet Corp., Term Loan B, (LIBOR USD 1
Month + 3.25%), 3.75%
,
 05/04/28 ...... 188 187,409
Medline Borrower LP, Term Loan, 10/23/28
(m)
. 941 936,826
Sotera Health Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 2.75%),
3.25%
,
 12/11/26 .................. 314 312,725
2,061,395
Security
Par (000)
Par (000) Value
Health Care Providers & Services — 0.3%
(a)
Azalea TopCo, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 3.50%), 3.61% -
3.80%
,
 07/24/26 .................. USD 667 $ 663,313
CHG Healthcare Services, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
4.00%
,
 09/29/28 .................. 165 164,629
Electron Bidco, Inc., 1st Lien Term Loan,
11/01/28
(m)
...................... 752 750,441
Envision Healthcare Corp., Term Loan, (LIBOR
USD 1 Month + 3.75%), 3.86%
,
 10/10/25 . 333 257,322
EyeCare Partners LLC, 1st Lien Term Loan
(LIBOR USD 3 Month + 3.75%),
3.97%, 02/18/27 ................ 219 218,499
(LIBOR USD 3 Month + 3.75%),
4.25%, 11/15/28 ................ 55 54,568
EyeCare Partners LLC, 2nd Lien Term
Loan, (LIBOR USD 3 Month + 6.75%),
7.25%
,
 11/15/29 .................. 62 62,071
EyeCare Partners LLC, Delayed Draw 1st Lien
Term Loan, (LIBOR USD 3 Month + 0.04%),
1.88% - 6.00%
,
 11/15/28 ............. 9 9,301
Femur Buyer, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 4.50%), 4.72%
,
 03/05/26 . 201 188,308
Medical Solutions LLC, 2nd Lien Term
Loan, (LIBOR USD 3 Month + 7.00%),
7.50%
,
 11/01/29
(c)
................. 87 85,840
Ortho-Clinical Diagnostics, Inc., Term
Loan, (LIBOR USD 1 Month + 3.00%),
3.11%
,
 06/30/25 .................. 359 358,621
PetVet Care Centers LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
4.25%
,
 02/14/25 .................. 6 5,932
Phoenix Newco, Inc., 1st Lien Term Loan,
11/15/28
(m)
...................... 751 750,770
Unified Womens Healthcare LP, 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.25%),
5.00%
,
 12/20/27 .................. 236 236,036
WCG Purchaser Corp., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.00%),
5.00%
,
 01/08/27 .................. 245 244,806
WP CityMD Bidco LLC, Term Loan, (LIBOR
USD 3 Month + 3.25%), 3.75%
,
 12/22/28 . 372 371,782
4,422,239
Health Care Technology — 0.1%
(a)
Athenahealth, Inc., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 4.25%),
4.40%
,
 02/11/26 .................. 37 36,695
Change Healthcare Holdings, Inc., Term Loan,
03/01/24
(m)
...................... 626 625,217
GoodRx, Inc., 1st Lien Term Loan, (LIBOR USD
1 Month + 2.75%), 2.86%
,
 10/10/25 ..... 176 175,078
Polaris Newco LLC, 1st Lien Term Loan,
06/02/28
(m)
...................... 392 391,577
Verscend Holding Corp., Term Loan B1, (LIBOR
USD 1 Month + 4.00%), 4.11%
,
 08/27/25 .. 458 458,013
1,686,580
Hotels, Restaurants & Leisure — 0.3%
(a)
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
3.86%
,
 02/02/26 .................. 109 106,789
Aristocrat Leisure Ltd., Term Loan, (LIBOR USD
3 Month + 3.75%), 4.75%
,
 10/19/24 ..... 130 130,400

BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Bally's Corp., Facility Term Loan B, (LIBOR
USD 3 Month + 3.25%), 3.75%
,
 10/02/28 . USD 198 $ 197,725
Caesars Resort Collection LLC, Term Loan
B, (LIBOR USD 1 Month + 2.75%),
2.86%
,
 12/23/24 .................. 390 387,623
Caesars Resort Collection LLC, Term Loan
B1, (LIBOR USD 1 Month + 3.50%),
3.61%
,
 07/21/25 .................. 240 239,548
Churchill Downs, Inc., Facility Term Loan
B, (LIBOR USD 1 Month + 2.00%),
2.11%
,
 12/27/24 .................. 269 267,598
Churchill Downs, Inc., Term Loan B, (LIBOR
USD 1 Month + 2.00%), 2.11%
,
 03/17/28 .. 87 86,831
Fertitta Entertainment LLC, Term Loan B,
01/27/29
(m)
...................... 683 685,251
Flutter Entertainment plc, Term Loan, (LIBOR
USD 3 Month + 2.25%), 2.47%
,
 07/21/26 . 183 182,553
Golden Nugget Online Gaming, Inc., Term
Loan, (LIBOR USD 1 Month + 12.00%),
13.00%
,
 10/04/23
(c)
................ 23 24,675
IRB Holding Corp., Term Loan, (LIBOR USD 3
Month + 3.25%), 4.25%
,
 12/15/27 ...... 851 851,420
IRB Holding Corp., Term Loan B, (LIBOR USD
3 Month + 2.75%), 3.75%
,
 02/05/25 ..... 184 183,583
Packers Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 3.25%), 4.00%
,
 03/09/28 . 331 328,936
Playa Resorts Holding BV, Term Loan,
04/29/24
(m)
...................... 47 46,261
Scientific Games International, Inc., Term
Loan B5, (LIBOR USD 1 Month + 2.75%),
2.86%
,
 08/14/24 .................. 109 108,543
Station Casinos LLC, Facility Term Loan
B1, (LIBOR USD 1 Month + 2.25%),
2.50%
,
 02/08/27 .................. 266 263,135
Whatabrands LLC, Term Loan B, (LIBOR USD
1 Month + 3.25%), 3.75%
,
 08/03/28 ..... 330 328,970
4,419,841
Household Durables — 0.1%
(a)
ACProducts Holdings, Inc., Term Loan,
05/17/28
(m)
...................... 786 780,589
Snap One Holdings Corp., Term Loan, (LIBOR
USD 3 Month + 4.50%), 5.00%
,
 12/08/28 . 251 251,448
SWF Holdings I Corp., 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.00%),
4.75%
,
 10/06/28 .................. 126 125,174
Weber-Stephen Products LLC, Term Loan
B, (LIBOR USD 3 Month + 3.25%),
4.00%
,
 10/30/27 .................. 108 108,251
1,265,462
Household Products — 0.0%
(a)
Diamond (BC) BV, Term Loan, (LIBOR USD 1
Month + 3.00%), 3.50%
,
 09/29/28 ...... 385 383,664
Pilot Travel Centers LLC, Term Loan B, (LIBOR
USD 1 Month + 2.00%), 2.11%
,
 08/04/28 .. 151 149,705
Spectrum Brands, Inc., Term Loan, (LIBOR
USD 1 Month + 2.00%), 2.50%
,
 03/03/28 . 57 56,396
589,765
Security
Par (000)
Par (000) Value
Independent Power and Renewable Electricity Producers
— 0.0%
(a)
Calpine Corp., Term Loan, (LIBOR USD 1
Month + 2.00%), 2.11%
,
 08/12/26 ....... USD 73 $ 72,172
ExGen Renewables IV LLC, Term Loan, (LIBOR
USD 3 Month + 2.50%), 3.50%
,
 12/15/27 . 214 214,026
286,198
Industrial Conglomerates — 0.0%
Filtration Group Corp., Term Loan, (LIBOR USD
1 Month + 3.00%), 3.11%
,
 03/31/25
(a)
.... 529 526,232
Insurance — 0.4%
(a)
Alliant Holdings Intermediate LLC, Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.36%
,
 05/09/25 .................. 270 267,178
Alliant Holdings Intermediate LLC, Term
Loan B4, (LIBOR USD 1 Month + 3.50%),
4.00%
,
 11/05/27 .................. 864 862,502
AmWINS Group, Inc., Term Loan, (LIBOR USD
1 Month + 2.25%), 3.00%
,
 02/19/28 ..... 630 624,477
AssuredPartners, Inc., Term Loan
(LIBOR USD 1 Month + 3.50%),
3.61%, 02/12/27 ................ 360 357,032
(LIBOR USD 1 Month + 3.50%),
4.00%, 02/12/27 ................ 65 64,910
Asurion LLC, 2nd Lien Term Loan B3, (LIBOR
USD 1 Month + 5.25%), 5.36%
,
 01/31/28 . 365 365,303
Asurion LLC, 2nd Lien Term Loan B4, (LIBOR
USD 1 Month + 5.25%), 5.36%
,
 01/20/29 . 227 227,143
Asurion LLC, Term Loan B6, (LIBOR USD 1
Month + 3.13%), 3.23%
,
 11/03/23 ....... 56 55,520
Asurion LLC, Term Loan B7, (LIBOR USD 1
Month + 3.00%), 3.11%
,
 11/03/24 ....... 190 188,874
Asurion LLC, Term Loan B8, (LIBOR USD 1
Month + 3.25%), 3.36%
,
 12/23/26 ...... 209 207,819
Hub International Ltd., Term Loan, (LIBOR USD
2 Month + 2.75%), 2.94% - 3.02%
,
 04/25/25 608 600,611
Hub International Ltd., Term Loan B3, (LIBOR
USD 3 Month + 3.25%), 4.00%
,
 04/25/25 . 336 335,454
NFP Corp., Term Loan, (LIBOR USD 1 Month +
3.25%), 3.36%
,
 02/15/27 ............ 40 39,466
Ryan Specialty Group LLC, Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.75%
,
 09/01/27 . 61 61,037
Sedgwick Claims Management Services, Inc.,
Term Loan
(LIBOR USD 1 Month + 3.25%),
3.36%, 12/31/25 ................ 315 313,040
(LIBOR USD 1 Month + 3.75%),
3.86%, 09/03/26 ................ 126 125,908
(LIBOR USD 1 Month + 4.25%),
5.25%, 09/03/26 ................ 57 57,061
USI, Inc., Term Loan, (LIBOR USD 3 Month +
3.00%), 3.22%
,
 05/16/24 ............ 630 625,838
5,379,173
Interactive Media & Services — 0.1%
(a)
Adevinta ASA, Facility Term Loan B2,
06/26/28
(m)
...................... 271 269,769
Arches Buyer, Inc., Term Loan, (LIBOR USD 1
Month + 3.25%), 3.75%
,
 12/06/27 ...... 314 311,469
Camelot US Acquisition 1 Co., Term
Loan, (LIBOR USD 1 Month + 3.00%),
4.00%
,
 10/30/26 .................. 824 822,644

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Par (000)
Par (000) Value
Interactive Media & Services (continued)
Grab Holdings, Inc., Term Loan, (LIBOR USD 3
Month + 4.50%), 5.50%
,
 01/29/26 ...... USD 806 $ 806,453
2,210,335
Internet & Direct Marketing Retail — 0.0%
(a)
CNT Holding I Corp., 1st Lien Term Loan,
11/08/27
(m)
...................... 162 162,337
Pug LLC, Term Loan B2, (LIBOR USD 1 Month
+ 4.25%), 4.75%
,
 02/12/27 ........... 39 38,805
201,142
IT Services — 0.2%
(a)
Applied Systems, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.00%),
3.50%
,
 09/19/24 .................. 200 200,086
Applied Systems, Inc., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 5.50%),
6.25%
,
 09/19/25 .................. 174 174,795
Camelot US Acquisition 1 Co., Term
Loan, (LIBOR USD 1 Month + 3.00%),
3.11%
,
 10/30/26 .................. 550 548,125
Epicor Software Corp., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.75%),
8.75%
,
 07/31/28 .................. 270 275,233
Epicor Software Corp., Term Loan C, (LIBOR
USD 1 Month + 3.25%), 4.00%
,
 07/30/27 . 78 78,268
FleetCor Technologies Operating Co. LLC, Term
Loan B4, (LIBOR USD 1 Month + 1.75%),
1.86%
,
 04/28/28 .................. 332 328,638
Go Daddy Operating Co. LLC, Term Loan
B4, (LIBOR USD 1 Month + 2.00%),
2.11%
,
 08/10/27 .................. 232 230,141
Ion Trading Finance Ltd., Term Loan, (LIBOR
USD 3 Month + 4.75%), 4.97%
,
 04/01/28 . 77 76,615
Pug LLC, Term Loan B, (LIBOR USD 1 Month +
3.50%), 3.61%
,
 02/12/27 ............ 602 596,664
SS&C Technologies Holdings, Inc., Term
Loan B3, (LIBOR USD 1 Month + 1.75%),
1.86%
,
 04/16/25 .................. 35 34,430
Trader Interactive LLC, Term Loan, (LIBOR
USD 3 Month + 4.00%), 4.50%
,
 07/28/28
(c)
80 80,037
Trans Union LLC, Term Loan B5, (LIBOR USD
1 Month + 1.75%), 1.86%
,
 11/16/26 ..... 98 96,881
Venga Finance SARL, Term Loan, 12/04/28
(m)
. 92 89,610
Virtusa Corp., Term Loan B, (LIBOR USD 1
Month + 3.75%), 4.50%
,
 02/11/28 ....... 113 113,286
WEX, Inc., Term Loan B, (LIBOR USD 1 Month
+ 2.25%), 2.36%
,
 03/31/28 ........... 110 109,411
ZoomInfo LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.11%
,
 02/02/26 .. 32 31,953
3,064,173
Leisure Products — 0.0%
Fender Musical Instruments Corp., Term
Loan, (LIBOR USD 1 Month + 4.00%),
4.06%
,
 12/01/28
(a)(c)
................ 251 250,440
Life Sciences Tools & Services — 0.1%
(a)
Avantor Funding, Inc., Term Loan B4, (LIBOR
USD 1 Month + 2.00%), 2.50%
,
 11/21/24 .. 40 39,939
Avantor Funding, Inc., Term Loan B5, (LIBOR
USD 1 Month + 2.25%), 2.75%
,
 11/08/27 .. 626 624,819
Catalent Pharma Solutions, Inc., Term Loan
B3, (LIBOR USD 1 Month + 2.00%),
2.50%
,
 02/22/28 .................. 311 310,923
Security
Par (000)
Par (000) Value
Life Sciences Tools & Services (continued)
eResearchTechnology, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.50%),
5.50%
,
 02/04/27 .................. USD 661 $ 662,377
ICON Luxembourg SARL, Term Loan
(LIBOR USD 3 Month + 2.25%),
2.75%, 07/03/28 ................ 483 481,528
Maravai Intermediate Holdings LLC, Term Loan
B, 0.00%
,
 10/19/27 ................ 122 121,927
2,241,513
Machinery — 0.3%
(a)
Albion Financing 3 SARL, Term Loan, (LIBOR
USD 3 Month + 5.25%), 5.75%
,
 07/31/26 . 314 312,351
ASP Blade Holdings, Inc., Term Loan, (LIBOR
USD 1 Month + 4.00%), 4.50%
,
 10/13/28 . 96 96,080
Clark Equipment Co., Term Loan, (LIBOR USD
3 Month + 2.25%), 2.47%
,
 05/18/24 ..... 162 161,405
Columbus McKinnon Corp., Term Loan, (LIBOR
USD 6 Month + 2.75%), 3.25%
,
 05/14/28 . 51 50,541
Filtration Group Corp., Term Loan, (LIBOR USD
1 Month + 3.50%), 3.61%
,
 10/21/28 ..... 175 174,199
Fluidra SA, Term Loan B, 01/19/29
(m)
....... 53 52,890
Gates Global LLC, Term Loan B3, (LIBOR USD
1 Month + 2.50%), 3.25%
,
 03/31/27 ..... 307 305,715
Husky Injection Molding Systems Ltd., Term
Loan, (LIBOR USD 3 Month + 3.00%),
3.35%
,
 03/28/25 .................. 1,273 1,254,787
Ingersoll-Rand Services Co., Term Loan
B1, (LIBOR USD 1 Month + 1.75%),
1.86%
,
 03/01/27 .................. 145 143,191
Madison IAQ LLC, Term Loan, (LIBOR USD 3
Month + 3.25%), 3.75%
,
 06/21/28 ...... 1,127 1,122,360
TK Elevator Midco GmbH, Facility Term Loan
B1, 07/30/27
(m)
................... 313 312,524
Vertiv Group Corp., Term Loan B, (LIBOR USD
1 Month + 2.75%), 0.00% - 0.10%
,
 03/02/27 614 610,129
Zurn Industries LLC, 1st Lien Term Loan
B, (LIBOR USD 1 Month + 2.25%),
2.75%
,
 10/04/28 .................. 23 22,961
4,619,133
Media — 0.3%
AVSC Holding Corp., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 3.25%),
4.25%
,
 03/03/25
(a)
................. 663 612,920
AVSC Holding Corp., 1st Lien Term Loan B3,
5.00%
,
 10/15/26
(n)
................. 171 197,245
Cable One, Inc., Term Loan B4, (LIBOR USD 1
Month + 2.00%), 2.11%
,
 05/03/28
(a)
..... 124 123,567
Charter Communications Operating LLC, Term
Loan B1, (LIBOR USD 1 Month + 1.75%),
1.86%
,
 04/30/25
(a)
................. 154 153,942
Clear Channel Outdoor Holdings, Inc., Term
Loan B, (LIBOR USD 3 Month + 3.50%),
3.61% - 3.80%
,
 08/21/26
(a)
........... 1,269 1,249,811
CMG Media Corp., 1st Lien Term Loan
B, (LIBOR USD 1 Month + 3.50%),
3.61%
,
 12/17/26
(a)
................. 176 174,850
CSC Holdings LLC, Term Loan
(a)
(LIBOR USD 1 Month + 2.25%),
2.36%, 07/17/25 ................ 310 304,670
(LIBOR USD 1 Month + 2.50%),
2.61%, 04/15/27 ................ 202 200,206

BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Par (000)
Par (000) Value
Media (continued)
DirectV Financing LLC, Term Loan, (LIBOR
USD 3 Month + 5.00%), 5.75%
,
 08/02/27
(a)
USD 625 $ 625,190
Eagle Broadband Investments LLC, Term
Loan, (LIBOR USD 3 Month + 3.00%),
3.75%
,
 11/12/27
(a)
................. 169 168,269
EW Scripps Co. (The), Term Loan B3, (LIBOR
USD 1 Month + 3.00%), 3.75%
,
 01/07/28
(a)
91 90,765
Intelsat Jackson Holdings SA, Term
Loan, (LIBOR USD 1 Month + 4.55%),
7.80%
,
 07/13/22
(a)
................. 30 29,596
Intelsat Jackson Holdings SA, Term Loan
B3, (LIBOR USD 1 Month + 4.55%),
7.80%
,
 11/27/23
(a)
................. —
(l)
257
Learfield Communications LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
4.25%
,
 12/01/23
(a)
................. 378 359,882
Lions Gate Capital Holdings LLC, Term
Loan B, (LIBOR USD 1 Month + 2.25%),
2.36%
,
 03/24/25
(a)
................. 136 135,620
Nexstar Broadcasting, Inc., Term Loan
B4, (LIBOR USD 1 Month + 2.50%),
2.61%
,
 09/18/26
(a)
................. 64 64,075
Trader Corp., 1st Lien Term Loan, (LIBOR USD
1 Month + 3.00%), 4.00%
,
 09/28/23
(a)(c)
... 541 539,647
5,030,512
Metals & Mining — 0.1%
Equinox Holdings, Inc., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 3.00%),
4.00%
,
 03/08/24
(a)
................. 925 877,518
Oil, Gas & Consumable Fuels — 0.1%
(a)
Ascent Resources Utica Holdings LLC, 2nd
Lien Term Loan, (LIBOR USD 3 Month +
9.00%), 10.00%
,
 11/01/25 ............ 208 223,600
CITGO Holding, Inc., Term Loan, (LIBOR USD
1 Month + 7.00%), 8.00%
,
 08/01/23 ..... 280 276,458
EG Group Ltd., Facility Term Loan, (LIBOR
USD 3 Month + 4.00%), 4.22%
,
 02/07/25 . 442 440,401
Freeport LNG investments, LLLP, Term
Loan B, (LIBOR USD 3 Month + 3.50%),
4.00%
,
 12/21/28 .................. 93 92,482
Murphy Oil USA, Inc., Term Loan B, (LIBOR
USD 1 Month + 1.75%), 2.25%
,
 01/31/28 . 64 63,560
1,096,501
Personal Products — 0.1%
Sunshine Luxembourg VII SARL, Facility Term
Loan B3, (LIBOR USD 3 Month + 3.75%),
4.50%
,
 10/01/26
(a)
................. 779 777,861
Pharmaceuticals — 0.2%
(a)
Amneal Pharmaceuticals LLC, Term
Loan, (LIBOR USD 1 Month + 3.50%),
3.63%
,
 05/04/25 .................. 264 261,734
Bausch Health Cos., Inc., Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.11%
,
 06/02/25 .. 316 313,823
Bausch Health Cos., Inc., Term Loan B,
01/27/27
(m)
...................... 450 446,202
Elanco Animal Health, Inc., Term Loan, (LIBOR
USD 1 Month + 1.75%), 1.86%
,
 08/01/27 . 205 201,841
Grifols Worldwide Operations Ltd., Term
Loan B, (LIBOR USD 1 Month + 2.00%),
2.11%
,
 11/15/27 .................. 123 121,207
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
Jazz Pharmaceuticals plc, Term Loan, (LIBOR
USD 1 Month + 3.50%), 4.00%
,
 05/05/28 . USD 260 $ 260,352
Medical Solutions LLC, 1st Lien Term Loan,
11/01/28
(m)
...................... 381 379,755
Medical Solutions LLC, Delayed Draw 1st Lien
Term Loan, 11/01/28
(m)
.............. 72 72,335
Organon & Co., Term Loan, (LIBOR USD 3
Month + 3.00%), 3.50%
,
 06/02/28 ...... 204 204,046
Precision Medicine Group LLC, Delayed Draw
Term Loan, 11/18/27
(m)
.............. 50 50,019
Precision Medicine Group LLC, Term Loan,
11/18/27
(m)
...................... 452 449,870
Prestige Brands, Inc., Term Loan B5, (LIBOR
USD 1 Month + 2.00%), 2.50%
,
 07/03/28 . 65 64,618
2,825,802
Professional Services — 0.2%
(a)
AlixPartners LLP, Term Loan, (LIBOR USD 1
Month + 2.75%), 3.25%
,
 02/04/28 ...... 754 751,026
CoreLogic, Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.50%), 4.00%
,
 06/02/28 . 1,003 997,174
Dun & Bradstreet Corp. (The), Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.36%
,
 02/06/26 .................. 639 636,032
Dun & Bradstreet Corp. (The), Term Loan
B2, (LIBOR USD 1 Month + 3.25%),
3.31%
,
 01/18/29
(c)
................. 128 127,680
Trans Union LLC, Term Loan B6, (LIBOR USD
1 Month + 2.25%), 2.75%
,
 12/01/28 ..... 732 728,218
3,240,130
Road & Rail — 0.0%
Uber Technologies, Inc., Term Loan, 02/25/27
(a)
(m)
............................ 602 601,345
Semiconductors & Semiconductor Equipment — 0.1%
(a)
MKS Instruments, Inc., Term Loan, 10/20/28
(m)
627 625,627
Synaptics, Inc., Term Loan, (LIBOR USD 3
Month + 2.25%), 2.75%
,
 12/02/28 ...... 90 89,685
715,312
Software — 1.1%
(a)
Barracuda Networks, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.75%),
4.50%
,
 02/12/25 .................. 648 648,597
Boxer Parent Co., Inc., Term Loan, (LIBOR
USD 3 Month + 3.75%), 3.97%
,
 10/02/25 . 628 625,355
CCC Intelligent Solutions, Inc., Term
Loan, (LIBOR USD 3 Month + 2.50%),
3.00%
,
 09/21/28 .................. 257 255,795
Cloudera, Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 4.25%
,
 10/08/28 . 916 913,142
Cloudera, Inc., 2nd Lien Term Loan, (LIBOR
USD 1 Month + 6.00%), 6.50%
,
 10/08/29
(c)
217 216,457
ConnectWise LLC, Term Loan, (LIBOR USD 3
Month + 3.50%), 4.00%
,
 09/29/28 ...... 174 173,534
Cornerstone OnDemand, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.75%),
4.25%
,
 10/16/28 .................. 182 181,374
E2open LLC, Term Loan, (LIBOR USD 3 Month
+ 3.50%), 4.00%
,
 02/04/28 ........... 40 39,937
Greeneden US Holdings I LLC, Term
Loan, (LIBOR USD 1 Month + 4.00%),
4.75%
,
 12/01/27 .................. 1,097 1,095,845

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Par (000)
Par (000) Value
Software (continued)
Helios Software Holdings, Inc., Term
Loan, (LIBOR USD 3 Month + 3.75%),
3.97%
,
 03/11/28 .................. USD 221 $ 220,538
Informatica LLC, Term Loan, (LIBOR USD 1
Month + 2.75%), 2.88%
,
 10/27/28 ...... 1,257 1,250,715
Instructure Holdings, Inc., Term Loan, (LIBOR
USD 3 Month + 2.75%), 3.27%
,
 10/30/28
(c)
109 108,864
Magenta Buyer LLC, 1st Lien Term Loan,
(LIBOR USD 3 Month + 5.00%),
5.75%
,
 07/27/28 .................. 1,143 1,138,803
Magenta Buyer LLC, 2nd Lien Term
Loan, (LIBOR USD 3 Month + 8.25%),
9.00%
,
 07/27/29 .................. 427 425,835
McAfee LLC, Term Loan B, (LIBOR USD 1
Month + 3.75%), 3.86%
,
 09/30/24 ...... 203 202,884
MH Sub I LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 4.75%
,
 09/13/24 . 878 873,056
MH Sub I LLC, 2nd Lien Term Loan, (LIBOR
USD 1 Month + 6.25%), 6.36%
,
 02/23/29 . 304 305,331
Netsmart, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 4.00%), 4.75%
,
 10/01/27 . 198 198,281
Planview Parent, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.00%),
4.75%
,
 12/17/27 .................. 435 435,241
Proofpoint, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 3.25%), 3.75%
,
 08/31/28 . 1,129 1,122,718
RealPage, Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.75%
,
 04/24/28 . 1,881 1,870,750
Severin Acquisition LLC, 1st Lien Term Loan,
08/01/25
(m)
...................... 739 735,429
Sophia LP, 1st Lien Term Loan, 10/07/27
(m)
... 786 784,911
SS&C Technologies Holdings, Inc., Term
Loan B4, (LIBOR USD 1 Month + 1.75%),
1.86%
,
 04/16/25 .................. 28 27,950
TIBCO Software, Inc., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.25%),
7.36%
,
 03/03/28 .................. 458 459,608
UKG, Inc., 1st Lien Term Loan
(LIBOR USD 3 Month + 3.25%),
3.75%, 05/04/26 ................ 550 548,013
(LIBOR USD 1 Month + 3.75%),
3.86%, 05/04/26 ................ 1,041 1,038,934
UKG, Inc., 2nd Lien Term Loan, (LIBOR USD 3
Month + 5.25%), 5.75%
,
 05/03/27 ...... 295 296,916
16,194,813
Specialty Retail — 0.2%
(a)
EG Group Ltd., Facility Term Loan, (LIBOR
USD 3 Month + 4.25%), 4.75%
,
 03/31/26 . 257 256,783
Fanatics Commerce Intermediate Holdco LLC,
Term Loan, (LIBOR USD 1 Month + 3.25%),
3.75%
,
 11/24/28 .................. 110 109,863
Mavis Tire Express Services Topco Corp., 1st
Lien Term Loan, (LIBOR USD 1 Month +
4.00%), 4.75%
,
 05/04/28 ............ 510 511,711
MED ParentCo. LP, 1st Lien Term Loan, (LIBOR
USD 1 Month + 4.25%), 4.36%
,
 08/31/26 . 313 312,437
Optiv, Inc., 1st Lien Term Loan, 02/01/24
(m)
... 96 94,870
PetSmart LLC, Term Loan, (LIBOR USD 3
Month + 3.75%), 4.50%
,
 02/11/28 ....... 1,247 1,244,533
Restoration Hardware, Inc., Term Loan, (LIBOR
USD 3 Month + 2.50%), 3.00%
,
 10/20/28 . 165 163,970
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
Woof Holdings, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.75%),
4.50%
,
 12/21/27
(c)
................. USD 219 $ 219,068
2,913,235
Technology Hardware, Storage & Peripherals — 0.0%
Electronics for Imaging, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 5.00%),
5.11%
,
 07/23/26
(a)
................. 162 160,417
Textiles, Apparel & Luxury Goods — 0.0%
Crocs, Inc., Term Loan B, 01/26/29
(a)(m)
..... 305 302,941
Trading Companies & Distributors — 0.1%
(a)
Beacon Roofing Supply, Inc., Term Loan,
05/19/28
(m)
...................... 377 375,223
Core & Main LP, Term Loan B, (LIBOR USD 1
Month + 2.50%), 0.00% - 0.11%
,
 07/27/28 . 1,130 1,122,910
SRS Distribution, Inc., Term Loan, 06/02/28
(m)
. 171 170,599
TMK Hawk Parent Corp., Term Loan A, (LIBOR
USD 1 Month + 7.50%), 8.50%
,
 05/30/24 . 130 124,073
TMK Hawk Parent Corp., Term Loan B, (LIBOR
USD 1 Month + 3.50%), 4.50%
,
 08/28/24 . 422 367,342
2,160,147
Transportation Infrastructure — 0.0%
(a)
KKR Apple Bidco LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.00%),
3.50%
,
 09/22/28 .................. 87 86,734
KKR Apple Bidco LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 5.75%),
6.25%
,
 09/21/29 .................. 35 35,496
122,230
Wireless Telecommunication Services — 0.1%
(a)
Digicel International Finance Ltd., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 3.25%),
3.50%
,
 05/27/24 .................. 451 439,842
Gogo Intermediate Holdings LLC, Term
Loan, (LIBOR USD 3 Month + 3.75%),
4.50%
,
 04/30/28 .................. 131 131,233
MetroNet Systems Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.75%),
4.50%
,
 06/02/28 .................. 93 92,186
SBA Senior Finance II LLC, Term Loan, (LIBOR
USD 1 Month + 1.75%), 1.86%
,
 04/11/25 .. 213 211,531
874,792
Total Floating Rate Loan Interests — 8.2%
(Cost: $125,648,104) .............................. 125,780,045
Foreign Agency Obligations — 0.4%
China — 0.0%
Industrial & Commercial Bank of China Ltd.,
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.37%), 3.20%
(a)
(e)(h)
........................... 390 393,412
Colombia — 0.1%
Ecopetrol SA, 4.63%
,
11/02/31 ........... 580 533,473
Empresas Publicas de Medellin ESP, 4.25%
,
07/18/29
(b)
...................... 653 597,413
1,130,886
India — 0.0%
Power Finance Corp. Ltd., 6.15%
,
12/06/28
(e)
. 250 288,250

BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Par (000)
Par (000) Value
Indonesia — 0.1%
(e)
Bank Tabungan Negara Persero Tbk. PT,
4.20%
,
01/23/25 .................. USD 250 $ 250,653
Pertamina Persero PT, 3.65%
,
07/30/29 .... 592 606,911
857,564
Mexico — 0.2%
Petroleos Mexicanos
6.50%, 03/13/27 .................. 1,081 1,126,267
5.95%, 01/28/31 .................. 798 756,803
6.70%, 02/16/32
(b)
................. 585 577,746
6.75%, 09/21/47 .................. 795 678,135
7.69%, 01/23/50 .................. 412 380,688
3,519,639
Pakistan — 0.0%
Pakistan Water & Power Development
Authority, 7.50%
,
06/04/31
(e)
.......... 215 194,061
Panama — 0.0%
Aeropuerto Internacional de Tocumen SA,
5.13%
,
08/11/61
(b)
................. 455 441,293
Ukraine — 0.0%
NPC Ukrenergo, 6.88%
,
11/09/26
(b)
........ 275 215,497
Total Foreign Agency Obligations — 0.4%
(Cost: $7,319,781) ............................... 7,040,602
Foreign Government Obligations — 2.0%
Argentina — 0.0%
Argentine Republic (The), 2.50%
,
07/09/41
(k)
. 756 268,758
Bahrain — 0.0%
Kingdom of Bahrain, 6.75%
,
09/20/29
(e)
..... 676 708,448
Chile — 0.0%
Republic of Chile, 4.00%
,
01/31/52 ........ 210 214,108
Colombia — 0.2%
Republic of Colombia
4.50%, 01/28/26 .................. 1,085 1,118,771
3.88%, 04/25/27 .................. 205 201,259
3.13%, 04/15/31 .................. 1,571 1,346,445
2,666,475
Dominican Republic — 0.2%
Dominican Republic Government Bond
5.95%, 01/25/27
(e)
................. 1,486 1,625,312
4.50%, 01/30/30
(b)
................. 767 751,804
4.88%, 09/23/32
(b)
................. 808 792,749
6.40%, 06/05/49
(e)
................. 396 395,579
3,565,444
Egypt — 0.2%
Arab Republic of Egypt
5.75%, 05/29/24
(b)
................. 655 668,100
5.88%, 06/11/25
(e)
................. 1,500 1,515,000
7.60%, 03/01/29
(e)
................. 1,422 1,374,007
7.50%, 02/16/61
(b)
................. 200 154,750
3,711,857
Guatemala — 0.1%
Republic of Guatemala
(b)
5.38%, 04/24/32 .................. 200 215,663
4.65%, 10/07/41 .................. 521 502,537
718,200
Security
Par (000)
Par (000) Value
Indonesia — 0.1%
Perusahaan Perseroan Persero PT Perusahaan
Listrik Negara
(e)
6.15%, 05/21/48 .................. USD 200 $ 229,378
4.88%, 07/17/49 .................. 200 197,225
Republic of Indonesia
4.10%, 04/24/28 .................. 1,354 1,469,344
5.13%, 01/15/45
(e)
................. 240 277,226
2,173,173
Mexico — 0.2%
United Mexican States
3.75%, 01/11/28 .................. 932 979,998
2.66%, 05/24/31 .................. 1,043 982,506
8.30%, 08/15/31 .................. 35 49,683
6.38%, 01/23/45 .................. 446 372,450
2,384,637
Mongolia — 0.0%
State of Mongolia, 5.13%
,
04/07/26
(e)
...... 200 202,022
Morocco — 0.1%
Kingdom of Morocco
3.00%, 12/15/32
(b)
................. 510 471,112
4.00%, 12/15/50
(e)
................. 254 218,440
4.00%, 12/15/50
(b)
................. 200 172,000
861,552
Oman — 0.1%
Oman Government Bond
(e)
6.50%, 03/08/47 .................. 470 447,088
6.75%, 01/17/48 .................. 470 460,012
907,100
Pakistan — 0.0%
Islamic Republic of Pakistan, 7.38%
,
04/08/31
(e)
240 224,426
Panama — 0.1%
Republic of Panama
3.16%, 01/23/30 .................. 1,200 1,206,600
4.50%, 04/16/50 .................. 570 582,754
4.50%, 01/19/63 .................. 375 379,125
2,168,479
Paraguay — 0.1%
Paraguay Government International Bond,
4.70%
,
03/27/27
(e)
................. 444 479,048
Republic of Paraguay
(b)
4.95%, 04/28/31 .................. 200 217,663
5.40%, 03/30/50 .................. 455 486,935
1,183,646
Peru — 0.1%
Peru Government Bond, 1.86%
,
12/01/32 ... 426 374,694
Republic of Peru, 2.78%
,
01/23/31 ........ 665 643,512
1,018,206
Qatar — 0.0%
State of Qatar, 4.00%
,
03/14/29
(b)
......... 200 220,000
Romania — 0.1%
Romania Government Bond
(b)
3.00%, 02/14/31 .................. 700 678,300
3.63%, 03/27/32 .................. 568 568,000
1,246,300
Russia — 0.1%
Russian Federation
(e)
4.75%, 05/27/26 .................. 400 409,200

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Par (000)
Par (000) Value
Russia (continued)
4.25%, 06/23/27 .................. USD 600 $ 599,400
1,008,600
Saudi Arabia — 0.1%
Kingdom of Saudi Arabia
(e)
4.50%, 04/17/30 .................. 975 1,104,188
2.25%, 02/02/33 .................. 739 702,870
1,807,058
Sri Lanka — 0.1%
Democratic Socialist Republic of Sri Lanka
(e)
6.85%, 03/14/24 .................. 493 251,831
6.35%, 06/28/24 .................. 415 212,376
7.85%, 03/14/29 .................. 370 180,213
7.55%, 03/28/30 .................. 414 201,644
846,064
Ukraine — 0.1%
Ukraine Government Bond
7.75%, 09/01/23
(e)
................. 340 312,439
8.99%, 02/01/24
(e)
................. 658 608,650
7.75%, 09/01/24
(e)
................. 387 345,228
7.75%, 09/01/25
(e)
................. 235 206,800
7.25%, 03/15/33
(b)
................. 526 441,840
1,914,957
Uruguay — 0.0%
Oriental Republic of Uruguay, 4.98%
,
04/20/55 257 317,174
Total Foreign Government Obligations — 2.0%
(Cost: $31,713,568) ............................... 30,336,684
Shares
Shares
Investment Companies — 10.6%
(o)
BlackRock Allocation Target Shares- BATS
Series A ........................ 3,000,118 29,791,170
BlackRock Floating Rate Income Portfolio,
Class K Shares ................... 3,611,282 35,823,914
iShares Core Dividend Growth ETF ....... 450,942 24,251,661
iShares Core S&P 500 ETF ............. 50,616 22,866,791
iShares iBoxx $ High Yield Corporate Bond
ETF
(p)
......................... 595,409 50,431,142
Total Investment Companies — 10.6%
(Cost: $160,629,670) .............................. 163,164,678
Par (000)
Par (000)
Non-Agency Mortgage-Backed Securities — 3.2%
Collateralized Mortgage Obligations — 0.3%
Alternative Loan Trust
(a)
Series 2005-16, Class A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT + 1.65%), 1.73%, 06/25/35 ..... 48 45,714
Series 2005-72, Class A3, (LIBOR USD 1
Month + 0.60%), 0.71%, 01/25/36 .... 77 73,875
Series 2006-OA14, Class 1A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 1.73%), 1.82%,
11/25/46 ..................... 72 62,605
Series 2006-OA8, Class 1A1, (LIBOR USD 1
Month + 0.38%), 0.49%, 07/25/46 .... 168 152,863
Series 2007-OA3, Class 1A1, (LIBOR USD 1
Month + 0.28%), 0.39%, 04/25/47 .... 209 191,424
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
American Home Mortgage Assets Trust, Series
2006-5, Class A1, (Federal Reserve US 12
Month Cumulative Average 1 Year CMT +
0.92%), 1.01%, 11/25/46
(a)
............ USD 900 $ 359,592
Banc of America Mortgage Trust, Series 2007-
4, Class 1A1, 6.25%, 12/28/37 ......... 35 34,220
Impac CMB Trust, Series 2005-6, Class 1A1,
(LIBOR USD 1 Month + 0.50%), 0.61%,
10/25/35
(a)
...................... 200 199,784
Prima Capital CRE Securitization Ltd., Series
2016-6A, Class C, 4.00%, 08/24/40
(b)(c)
... 2,000 1,981,600
Reperforming Loan REMIC Trust, Series 2005-
R2, Class 1AF1, (LIBOR USD 1 Month +
0.34%), 0.45%, 06/25/35
(a)(b)
.......... 48 46,450
Structured Asset Mortgage Investments II Trust,
Series 2006-AR6, Class 2A1, (LIBOR USD 1
Month + 0.38%), 0.49%, 07/25/46
(a)
..... 78 65,740
Washington Mutual Mortgage Pass-Through
Certificates WMALT Trust, Series 2006-4,
Class 3A1, 7.00%, 05/25/36
(k)
......... 384 374,515
3,588,382
Commercial Mortgage-Backed Securities — 2.9%
280 Park Avenue Mortgage Trust, Series
2017-280P, Class E, (LIBOR USD 1 Month +
2.12%), 2.23%, 09/15/34
(a)(b)
.......... 630 625,257
Ashford Hospitality Trust, Series 2018-ASHF,
Class D, (LIBOR USD 1 Month + 2.10%),
2.21%, 04/15/35
(a)(b)
................ 540 531,261
Atrium Hotel Portfolio Trust, Series 2017-ATRM,
Class E, (LIBOR USD 1 Month + 3.05%),
3.16%, 12/15/36
(a)(b)
................ 106 100,551
BAMLL Commercial Mortgage Securities Trust,
Series 2018-DSNY, Class D, (LIBOR USD 1
Month + 1.70%), 1.81%, 09/15/34
(a)(b)
.... 1,058 1,047,822
Bayview Commercial Asset Trust, Series
2007-4A, Class A1, (LIBOR USD 1 Month +
0.45%), 0.56%, 09/25/37
(a)(b)
.......... 358 343,794
BBCMS Mortgage Trust
(a)(b)
Series 2017-DELC, Class E, (LIBOR USD 1
Month + 2.50%), 2.61%, 08/15/36 .... 200 198,760
Series 2017-DELC, Class F, (LIBOR USD 1
Month + 3.50%), 3.61%, 08/15/36 .... 130 128,856
Series 2018-CHRS, Class E, 4.27%,
08/05/38 ..................... 200 174,889
Benchmark Mortgage Trust
(a)
Series 2018-B5, Class D, 3.11%, 07/15/51
(b)
550 484,563
Series 2018-B7, Class C, 4.86%, 05/15/53 . 500 533,214
BFLD Trust, Series 2020-EYP, Class E, (LIBOR
USD 1 Month + 3.70%), 3.81%, 10/15/35
(a)(b)
1,400 1,400,001
BPR Trust, Series 2021-TY, Class E, (LIBOR
USD 1 Month + 3.60%), 3.71%, 09/15/38
(a)(b)
325 324,381
BX Commercial Mortgage Trust
(a)(b)
Series 2018-IND, Class G, (LIBOR USD 1
Month + 2.05%), 2.16%, 11/15/35 .... 1,050 1,045,999
Series 2018-IND, Class H, (LIBOR USD 1
Month + 3.00%), 3.11%, 11/15/35 ..... 1,050 1,044,734
Series 2019-XL, Class G, (LIBOR USD 1
Month + 2.30%), 2.41%, 10/15/36 .... 1,063 1,049,178
Series 2019-XL, Class J, (LIBOR USD 1
Month + 2.65%), 2.76%, 10/15/36 .... 1,649 1,624,187
Series 2020-BXLP, Class G, (LIBOR USD 1
Month + 2.50%), 2.61%, 12/15/36 .... 444 439,504
Series 2020-FOX, Class E, (LIBOR USD 1
Month + 3.60%), 3.71%, 11/15/32 .... 400 399,971

BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2021-21M, Class E, (LIBOR USD 1
Month + 2.17%), 2.28%, 10/15/36 .... USD 814 $ 805,351
Series 2021-CIP, Class E, (LIBOR USD 1
Month + 2.82%), 2.93%, 12/15/38 .... 978 977,411
Series 2021-NWM, Class A, (LIBOR USD 1
Month + 0.91%), 1.02%, 02/15/33
(c)
... 1,164 1,157,682
Series 2021-NWM, Class B, (LIBOR USD 1
Month + 2.15%), 2.26%, 02/15/33
(c)
... 683 679,087
Series 2021-NWM, Class C, (LIBOR USD 1
Month + 4.25%), 4.36%, 02/15/33
(c)
... 550 547,250
Series 2021-SOAR, Class J, (LIBOR USD 1
Month + 3.75%), 3.86%, 06/15/38 .... 710 697,558
Series 2021-VINO, Class F, (LIBOR USD 1
Month + 2.80%), 2.91%, 05/15/38 .... 1,356 1,342,461
Series 2021-XL2, Class F, (LIBOR USD 1
Month + 2.24%), 2.35%, 10/15/38 .... 1,020 1,003,440
BX Trust
(a)(b)
Series 2021-ARIA, Class G, (LIBOR USD 1
Month + 3.14%), 3.25%, 10/15/36 .... 970 962,709
Series 2021-LBA, Class GJV, (LIBOR USD 1
Month + 3.00%), 3.11%, 02/15/36 .... 900 885,814
Series 2021-LBA, Class GV, (LIBOR USD 1
Month + 3.00%), 3.11%, 02/15/36 .... 600 590,542
Series 2021-MFM1, Class E, (LIBOR USD 1
Month + 2.25%), 2.36%, 01/15/34 .... 340 334,712
Series 2021-MFM1, Class F, (LIBOR USD 1
Month + 3.00%), 3.11%, 01/15/34 .... 530 527,355
Series 2021-SDMF, Class J, (LIBOR USD 1
Month + 4.03%), 4.14%, 09/15/34 .... 92 91,533
Series 2021-SOAR, Class G, (LIBOR USD 1
Month + 2.80%), 2.91%, 06/15/38 .... 900 884,212
Series 2021-VIEW, Class E, (LIBOR USD 1
Month + 3.60%), 3.71%, 06/15/23 .... 693 691,623
BXP Trust, Series 2021-601L, Class D, 2.78%,
01/15/44
(a)(b)
..................... 390 351,372
Citigroup Commercial Mortgage Trust
(a)
Series 2016-C1, Class D, 4.94%, 05/10/49
(b)
110 109,546
Series 2018-C6, Class C, 5.07%, 11/10/51 . 361 392,050
Commercial Mortgage Trust
Series 2013-GAM, Class E, 3.42%,
02/10/28
(a)(b)
................... 1,000 948,577
Series 2015-LC19, Class D, 2.87%,
02/10/48
(b)
.................... 166 156,682
Series 2015-LC21, Class C, 4.33%,
07/10/48
(a)
.................... 700 718,949
Series 2017-COR2, Class D, 3.00%,
09/10/50
(b)
.................... 109 99,386
Series 2018-HCLV, Class B, (LIBOR USD 1
Month + 1.40%), 1.51%, 09/15/33
(a)(b)
.. 400 395,523
Credit Suisse Mortgage Capital Certificates,
Series 2021-980M, Class E, 3.54%,
07/15/31
(a)(b)
..................... 125 115,800
CSAIL Commercial Mortgage Trust, Series
2018-C14, Class D, 4.92%, 11/15/51
(a)(b)
.. 232 235,741
CSMC Trust
(a)(b)
Series 2020-FACT, Class E, (LIBOR USD 1
Month + 4.86%), 4.97%, 10/15/37 .... 339 342,653
Series 2021-BHAR, Class E, (LIBOR USD 1
Month + 3.50%), 3.61%, 11/15/38 .... 97 97,034
DBGS Mortgage Trust, Series 2018-BIOD,
Class F, (LIBOR USD 1 Month + 2.00%),
2.10%, 05/15/35
(a)(b)
................ 402 397,536
DBUBS Mortgage Trust, Series 2017-BRBK,
Class F, 3.53%, 10/10/34
(a)(b)
.......... 320 310,033
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
ELP Commercial Mortgage Trust
(a)(b)
Series 2021-ELP, Class G, (LIBOR USD 1
Month + 3.12%), 3.22%, 11/15/38 .... USD 860 $ 852,419
Series 2021-ELP, Class J, (LIBOR USD 1
Month + 3.61%), 3.72%, 11/15/38 .... 330 328,319
Extended Stay America Trust
(a)(b)
Series 2021-ESH, Class D, (LIBOR USD 1
Month + 2.25%), 2.36%, 07/15/38 .... 805 804,562
Series 2021-ESH, Class E, (LIBOR USD 1
Month + 2.85%), 2.96%, 07/15/38 .... 517 516,509
Series 2021-ESH, Class F, (LIBOR USD 1
Month + 3.70%), 3.81%, 07/15/38 .... 547 546,465
GS Mortgage Securities Corp. Trust, Series
2021-DM, Class F, (LIBOR USD 1 Month +
3.44%), 3.54%, 11/15/36
(a)(b)
.......... 483 481,644
GS Mortgage Securities Trust, Series 2015-
GC32, Class D, 3.35%, 07/10/48 ....... 180 168,326
HONO Mortgage Trust
(a)(b)
Series 2021-LULU, Class E, (LIBOR USD 1
Month + 3.35%), 3.46%, 10/15/36 .... 274 273,416
Series 2021-LULU, Class F, (LIBOR USD 1
Month + 4.40%), 4.51%, 10/15/36 .... 157 156,673
JPMCC Commercial Mortgage Securities
Trust, Series 2019-COR5, Class D, 3.00%,
06/13/52
(b)
...................... 2,000 1,818,269
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C5, Class C, 4.51%, 03/15/50
(a)
135 128,763
JPMorgan Chase Commercial Mortgage
Securities Trust
(a)
Series 2015-JP1, Class D, 4.22%, 01/15/49 500 472,779
Series 2015-JP1, Class E, 4.22%,
01/15/49
(b)
.................... 221 187,860
Series 2022-OPO, Class D, 3.45%,
01/05/39
(b)
.................... 250 235,754
Life Mortgage Trust, Series 2021-BMR, Class
F, (LIBOR USD 1 Month + 2.35%), 2.46%,
03/15/38
(a)(b)
..................... 795 785,080
MAD Mortgage Trust, Series 2017-330M, Class
E, 4.17%, 08/15/34
(a)(b)
.............. 151 148,663
Med Trust
(a)(b)
Series 2021-MDLN, Class F, (LIBOR USD 1
Month + 4.00%), 4.11%, 11/15/38 ..... 1,000 988,775
Series 2021-MDLN, Class G, (LIBOR USD 1
Month + 5.25%), 5.36%, 11/15/38 .... 1,870 1,846,572
MF1 Multifamily Housing Mortgage Loan Trust,
Series 2021-W10, Class G, (SOFR30A +
4.22%), 4.27%, 12/15/34
(a)(b)
.......... 287 287,988
MHP, Series 2021-STOR, Class J, (LIBOR USD
1 Month + 3.95%), 4.06%, 07/15/38
(a)(b)
... 138 137,440
Morgan Stanley Bank of America Merrill Lynch
Trust
Series 2015-C25, Class D, 3.07%, 10/15/48 222 209,010
Series 2015-C26, Class D, 3.06%,
10/15/48
(b)
.................... 252 237,225
Morgan Stanley Capital I Trust
Series 2015-MS1, Class C, 4.03%,
05/15/48
(a)
.................... 140 138,203
Series 2015-MS1, Class D, 4.03%,
05/15/48
(a)(b)
................... 356 327,463
Series 2017-CLS, Class E, (LIBOR USD 1
Month + 1.95%), 2.06%, 11/15/34
(a)(b)
.. 531 528,333
Series 2017-HR2, Class D, 2.73%, 12/15/50 250 219,159
Series 2018-H3, Class C, 4.86%, 07/15/51
(a)
320 347,458
Series 2018-MP, Class E, 4.28%, 07/11/40
(a)
(b)
.......................... 238 211,616

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2018-SUN, Class F, (LIBOR USD 1
Month + 2.55%), 2.66%, 07/15/35
(a)(b)
.. USD 450 $ 443,798
Motel Trust, Series 2021-MTL6, Class F,
(LIBOR USD 1 Month + 3.55%), 3.66%,
09/15/38
(a)(b)
..................... 150 149,819
PKHL Commercial Mortgage Trust, Series
2021-MF, Class G, (LIBOR USD 1 Month +
4.35%), 4.46%, 07/15/38
(a)(b)
.......... 100 99,939
SREIT Trust, Series 2021-MFP2, Class J,
(LIBOR USD 1 Month + 3.92%), 4.02%,
11/15/36
(a)(b)
..................... 173 172,313
STWD Trust, Series 2021-FLWR, Class G,
(LIBOR USD 1 Month + 3.67%), 3.78%,
07/15/23
(a)(b)
..................... 215 214,128
TPGI Trust
(a)(b)
Series 2021-DGWD, Class F, (LIBOR USD 1
Month + 3.00%), 3.11%, 06/15/26 .... 379 376,660
Series 2021-DGWD, Class G, (LIBOR USD
1 Month + 3.85%), 3.96%, 06/15/26 ... 131 130,142
VCC Trust, Series 2020-MC1, Class A, 4.50%,
06/25/45
(a)(b)
..................... 487 487,683
Wells Fargo Commercial Mortgage Trust
Series 2016-NXS5, Class B, 4.95%,
01/15/59
(a)
.................... 250 264,483
Series 2017-C39, Class C, 4.12%, 09/15/50 113 115,829
Series 2017-C41, Class D, 2.60%,
11/15/50
(a)(b)
................... 342 274,886
Series 2018-C44, Class C, 4.83%,
05/15/51
(a)
.................... 170 181,932
Series 2018-C44, Class D, 3.00%,
05/15/51
(b)
.................... 240 213,981
Series 2018-C45, Class C, 4.73%, 06/15/51 110 115,792
44,972,672
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Morgan Stanley Bank of America Merrill Lynch
Trust, Series 2015-C26, Class XD, 1.32%,
10/15/48
(a)(b)
..................... 4,650 205,297
Total Non-Agency Mortgage-Backed Securities — 3.2%
(Cost: $48,563,353) ............................... 48,766,351
Preferred Securities — 2.9%
Capital Trusts — 2.3%
Banks — 0.9%
(a)(h)
Bank of America Corp.
Series JJ, (LIBOR USD 3 Month + 3.29%),
5.12% ....................... 1,900 1,961,750
Series RR, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 2.76%),
4.38% ....................... 1,350 1,333,260
Citigroup, Inc.
Series U, (SOFR + 3.81%), 5.00% ...... 3,350 3,387,319
Series W, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.60%),
4.00% ....................... 600 592,500
First Citizens BancShares, Inc., Series B,
(LIBOR USD 3 Month + 3.97%), 5.80% ... 185 191,937
JPMorgan Chase & Co., Series FF, (SOFR +
3.38%), 5.00% ................... 1,550 1,577,125
PNC Financial Services Group, Inc. (The),
Series T, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 2.60%),
3.40% ......................... 1,750 1,649,358
US Bancorp, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 2.54%),
3.70% ......................... 855 821,655
Security
Par (000)
Par (000) Value
Banks (continued)
Wells Fargo & Co.
Series S, (LIBOR USD 3 Month + 3.11%),
5.90% ....................... USD 200 $ 205,000
Series BB, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.45%),
3.90% ....................... 2,300 2,278,035
13,997,939
Capital Markets — 0.5%
(a)(h)
Bank of New York Mellon Corp. (The), Series
H, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.35%), 3.70% . 1,575 1,585,442
Charles Schwab Corp. (The)
Series I, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.17%),
4.00% ....................... 1,575 1,555,990
Series H, (US Treasury Yield Curve Rate T
Note Constant Maturity 10 Year + 3.08%),
4.00% ....................... 1,730 1,695,002
Goldman Sachs Group, Inc. (The)
Series R, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.22%),
4.95% ....................... 1,445 1,486,472
Series T, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 2.97%),
3.80% ....................... 1,250 1,202,237
7,525,143
Consumer Finance — 0.4%
(a)(h)
Ally Financial, Inc., Series B, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.87%), 4.70% .................. 2,450 2,422,192
Discover Financial Services, Series C, (LIBOR
USD 3 Month + 3.08%), 5.50% ........ 1,500 1,560,000
General Motors Financial Co., Inc., Series
C, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.00%), 5.70% . 786 883,307
4,865,499
Diversified Financial Services — 0.1%
Voya Financial, Inc., Series A, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.36%), 6.13%
(a)(h)
............ 1,465 1,516,275
Electric Utilities — 0.1%
Edison International, Series A, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 4.70%), 5.38%
(a)(h)
............ 2,375 2,409,141
Independent Power and Renewable Electricity Producers — 0.0%
Vistra Corp., (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 5.74%),
7.00%
(a)(b)(h)
...................... 223 221,885
Insurance — 0.1%
MetLife, Inc., Series G, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.58%), 3.85%
(a)(h)
................ 1,950 1,964,625
Oil, Gas & Consumable Fuels — 0.2%
(a)(h)
Energy Transfer LP
Series B, (LIBOR USD 3 Month + 4.16%),
6.63% ....................... 400 378,000
Series G, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 5.31%),
7.13% ....................... 2,575 2,618,453

BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
EnLink Midstream Partners LP, Series C,
(LIBOR USD 3 Month + 4.11%), 6.00% ... USD 918 $ 697,680
3,694,133
Total Capital Trusts — 2.3%
(Cost: $36,528,030) ............................... 36,194,640
Shares
Shares
Preferred Stocks — 0.5%
Consumer Finance — 0.0%
SLM Corp., Series B, (LIBOR USD 3 Month +
1.70%), 1.90%
(a)(h)
................. 11,500 671,600
Oil, Gas & Consumable Fuels — 0.2%
Energy Transfer LP, Series E, (LIBOR USD 3
Month + 5.16%), 7.60%
(a)(h)
........... 75,000 1,867,500
Petroleo Brasileiro SA (Preference) ........ 119,031 725,605
2,593,105
Technology Hardware, Storage &
Peripherals — 0.3%
Samsung Electronics Co. Ltd. (Preference) .. 85,386 4,802,730
Total Preferred Stocks — 0.5%
(Cost: $6,412,130) ............................... 8,067,435
Trust Preferreds — 0.1%
Commercial Services & Supplies — 0.1%
ILFC E-Capital Trust I , (30Y CMT + 1.55%),
3.37%, 12/21/65
(a)(b)
................ 896,000 745,920
Consumer Finance — 0.0%
ILFC E-Capital Trust II , (LIBOR USD 3 Month +
1.80%), 3.62%, 12/21/65
(a)(b)
.......... 397,000 344,397
Total Trust Preferreds — 0.1%
(Cost: $1,257,798) ............................... 1,090,317
Total Preferred Securities — 2.9%
(Cost: $44,197,958) ............................... 45,352,392
Par (000)
Par (000)
U.S. Government Sponsored Agency Securities — 0.0%
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp. Variable
Rate Notes, Series 2018-W5FX, Class
CFX, (LIBOR USD 1 Month + 0.00%),
3.79%, 04/25/28
(a)(b)
................ 334 323,198
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(a)(b)
Series 2018-K80, Class B, 4.23%, 08/25/50 USD 300 $ 326,725
Series 2018-K732, Class B, 4.06%, 05/25/25 200 210,329
537,054
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Government National Mortgage Association
Variable Rate Notes, Series 2013-63,
0.77%, 09/16/51
(a)
................. 559 15,006
Total U.S. Government Sponsored Agency Securities — 0.0%
(Cost: $842,789) ................................. 875,258
Shares
Shares
Warrants — 0.0%
Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp. (Issued/exercisable
10/23/20, 1 share for 1 warrant, Expires
10/27/24, Strike Price USD 36.00)
(d)
..... 119 1,785
Total Warrants — 0.0%
(Cost: $0) ..................................... 1,785
Total Long-Term Investments — 98.0%
(Cost: $1,504,076,650) ............................ 1,511,581,196
Short-Term Securities — 8.2%
(o)(q)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.01% .................... 75,240,655 75,240,655
SL Liquidity Series, LLC, Money Market Series,
0.17%
(r)
........................ 50,958,257 50,963,353
Total Short-Term Securities — 8.2%
(Cost: $126,205,813) .............................. 126,204,008
Total Investments — 106.2%
(Cost: $1,630,282,463 ) ............................ 1,637,785,204
Liabilities in Excess of Other Assets — (6.2)% ............. (95,912,032)
Net Assets — 100.0% ............................... $ 1,541,873,172
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Non-income producing security.
(e)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(g)
Issuer filed for bankruptcy and/or is in default.
(h)
Perpetual security with no stated maturity date.
(i)
Zero-coupon bond.
(j)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(k)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(l)
Rounds to less than 1,000.
(m)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(n)
Fixed rate.
(o)
Affiliate of the Fund.

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Dynamic High Income Portfolio

Schedule of Investments
(unaudited) (continued)
January 31, 2022
(p)
All or a portion of this security is on loan.
(q)
Annualized 7-day yield as of period end.
(r)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
07/31/21
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/22
Shares
Held at
01/31/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 177,890,717 $ — $ (102,650,062) $ — $ — $ 75,240,655 75,240,655 $ 2,704 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 53,046,504 — (2,072,595) (8,751) (1,805) 50,963,353 50,958,257 393,148
(b)
—
BlackRock Allocation Target
Shares- BATS Series A ..... 30,271,189 — — — (480,019) 29,791,170 3,000,118 385,776 31,513
BlackRock Floating Rate Income
Portfolio, Class K Shares ... 23,395,960 12,404,583 — — 23,371 35,823,914 3,611,282 439,517 —
iShares Core Dividend Growth
ETF .................. 12,034,412 11,802,381 — — 414,868 24,251,661 450,942 127,847 —
iShares Core S&P 500 ETF .... 22,291,286 — — — 575,505 22,866,791 50,616 161,530 —
iShares iBoxx $ High Yield
Corporate Bond ETF ...... 52,300,727 — — — (1,869,585) 50,431,142 595,409 1,013,538 —
$ (8,751) $ (1,337,665) $ 289,368,686 $ 2,524,060 $ 31,513
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Dynamic High Income Portfolio
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
January 31, 2022
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini Index ............................................ 16 03/18/22 $ 980 $ (16,539)
S&P 500 E-Mini Index ...................................................... 1,087 03/18/22 244,806 (6,542,474)
U.S. Treasury 10 Year Note ................................................... 1,110 03/22/22 142,080 (920,155)
U.S. Treasury 10 Year Ultra Note ............................................... 59 03/22/22 8,427 (107,369)
U.S. Treasury Ultra Bond .................................................... 33 03/22/22 6,221 (149,652)
U.S. Treasury 5 Year Note .................................................... 514 03/31/22 61,290 (794,405)
(8,530,594)
Short Contracts
GBP Currency ............................................................ 391 03/14/22 32,881 (440,265)
JPY Currency ............................................................ 52 03/14/22 5,654 40,584
U.S. Treasury 2 Year Note .................................................... 2 03/31/22 433 3,467
(396,214)
$ (8,926,808)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 108,852 AUD 151,000 Natwest Markets plc 04/13/22 $ 2,046
USD 228,775 CHF 208,000 Standard Chartered Bank 04/13/22 3,844
USD 1,354,169 EUR 1,184,000 Natwest Markets plc 04/13/22 21,754
USD 98,850 GBP 72,000 Natwest Markets plc 04/13/22 2,055
USD 398,809 HKD 3,106,000 Natwest Markets plc 04/13/22 429
30,128
AUD 863,000 USD 630,838 Natwest Markets plc 04/13/22 (20,419)
CAD 2,084,000 USD 1,671,102 Natwest Markets plc 04/13/22 (31,874)
CAD 70,000 USD 56,056 Standard Chartered Bank 04/13/22 (996)
CHF 265,000 USD 289,861 Natwest Markets plc 04/13/22 (3,290)
EUR 72,000 USD 82,330 Standard Chartered Bank 04/13/22 (1,305)
GBP 430,000 USD 585,463 Standard Chartered Bank 04/13/22 (7,382)
HKD 182,000 USD 23,380 Natwest Markets plc 04/13/22 (36)
JPY 10,722,000 USD 94,024 Standard Chartered Bank 04/13/22 (778)
KRW 174,716,000 USD 145,942 Standard Chartered Bank 04/13/22 (1,242)
NZD 993,000 USD 682,423 Standard Chartered Bank 04/13/22 (29,873)
USD 254,808 AUD 364,000 Standard Chartered Bank 04/13/22 (2,657)
USD 235,077 EUR 210,000 Natwest Markets plc 04/13/22 (1,246)
(101,098)
$ (70,970)
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Trust Fibra Uno ....... 1.00 % Quarterly Citibank NA 06/20/26 NR USD 152 $ (10,490) $ (14,876) $ 4,386
Trust Fibra Uno ....... 1.00 Quarterly Citibank NA 06/20/26 NR USD 544 (37,543) (53,016) 15,473
$ (48,033) $ (67,892) $ 19,859

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Dynamic High Income Portfolio

Schedule of Investments
(unaudited) (continued)
January 31, 2022
(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
(c)
Amount includes $19,722 of net dividends and financing fees.
(e)
Amount includes $21,412 of net dividends and financing fees.
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly HSBC Bank plc
(b)
02/10/23 $ 2,338,017 $ 60,192
(c)
$ 2,378,487 0.2%
Monthly
JPMorgan Chase
Bank NA
(d)
02/08/23 2,761,150 (64,879)
(e)
2,674,859 0.2
$ (4,687) $ 5,053,346
(b) (d)
Range: 80-95 basis points 60-125 basis points
Benchmarks: USD Overnight Bank Funding Rate USD Overnight Bank Funding Rate
The following table represents the individual long positions and related values of equity securities underlying the total return swap with HSBC Bank plc, as of January
31, 2022, expiration date 02/10/23:
Shares Value
% of Basket
Value
Reference Entity — Long
Saudi Arabia
Al Rajhi Bank ............ 27,271 $ 1,083,002 45.5%
Vietnam
Vietnam Dairy Products JSC .. 351,600 1,295,485 54.5
Total Reference Entity — Long ............ 2,378,487
Net Value of Reference Entity — HSBC Bank plc $ 2,378,487
The following table represents the individual long positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank NA, as of January 31, 2022, expiration date 02/08/23:
Shares Value
% of Basket
Value
Reference Entity — Long
Egypt
Commercial International Bank
Egypt SAE ............ 98,980 324,432 12.1
Shares Value
% of Basket
Value
Russia
X5 Retail Group NV, GDR ... 28,521 $ 644,867 24.1%
Saudi Arabia
Saudi Tadawul Group Holding
Co. ................. 3,059 132,082 5.0
United Kingdom
Prudential plc ............ 60,868 1,025,975 38.3
Standard Chartered plc ..... 75,178 547,503 20.5
1,573,478
Total Reference Entity — Long ............ 2,674,859
Net Value of Reference Entity — JPMorgan Chase
Bank NA ............................ $ 2,674,859
Balances Reported in the Statements of Assets and Liabilities for OTC Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
OTC Swaps ................................................................... $ — $ (67,892) $ 80,051 $ (64,879)

BlackRock Dynamic High Income Portfolio
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
January 31, 2022
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ — $ 40,584 $ 3,467 $ — $ 44,051
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 30,128 — — 30,128
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 19,859 60,192 — — — 80,051
$ — $ 19,859 $ 60,192 $ 70,712 $ 3,467 $ — $ 154,230
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
..... — — 6,559,013 440,265 1,971,581 — 8,970,859
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 101,098 — — 101,098
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 67,892 64,879 — — — 132,771
$ — $ 67,892 $ 6,623,892 $ 541,363 $ 1,971,581 $ — $ 9,204,728
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended January 31, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ 12,485,090 $ 2,042,701 $ 1,018,892 $ — $ 15,546,683
Forward foreign currency exchange contracts .... — — — (10,540) — — (10,540)
Options purchased
(a)
.................... — — (939,901) — — — (939,901)
Options written ........................ — — 547,796 — — — 547,796
Swaps .............................. — (33,655) 13,951 — — — (19,704)
$ — $ (33,655) $ 12,106,93 6 $ 2,032,161 $ 1,018,892 $ — $ 15,124,33 4
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... — — (5,412,942) (897,992) (2,822,255) — (9,133,189)
Forward foreign currency exchange contracts .... — — — (72,934) — — (72,934)
Swaps .............................. — (5,188) (19,911) — — — (25,099)
$ — $ (5,188) $ (5,432,853) $ (970,926) $ (2,822,255) $ — $ (9,231,222)
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Dynamic High Income Portfolio

Schedule of Investments
(unaudited) (continued)
January 31, 2022
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 448,877,948
Average notional value of contracts — short ................................................................................. 37,824,140
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... 1,826,080
Average amounts sold — in USD ........................................................................................ 4,192,585
Options
Average notional value of swaption contracts purchased ......................................................................... —
(a)
Average notional value of swaption contracts written ........................................................................... —
(a)
Credit default swaps
Average notional value — sell protection ................................................................................... 696,000
Total return swaps
Average notional value ............................................................................................... 601,454
(a)
Derivative financial instrument not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 4,288,689 $ 174,090
Forward foreign currency exchange contracts ................................................................. 30,128 101,098
Swaps — OTC
(a)
.................................................................................... 80,051 132,771
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 4,398,868 $ 407,959
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(4,288,689) (174,090)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 110,179 $ 233,869
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)(c)
Citibank NA .................................... $ 19,859 $ (19,859) $ — $ — $ —
HSBC Bank plc .................................. 60,192 — — — 60,192
Natwest Markets plc .............................. 26,284 (26,284) — — —
Standard Chartered Bank ........................... 3,844 (3,844) — — —
$ 110,179 $ (49,987) $ — $ — $ 60,192
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(c)(d)
Citibank NA .................................... $ 67,892 $ (19,859) $ — $ — $ 48,033
JPMorgan Chase Bank NA .......................... 64,879 — — — 64,879
Natwest Markets plc .............................. 56,865 (26,284) — — 30,581
Standard Chartered Bank ........................... 44,233 (3,844) — — 40,389
$ 233,869 $ (49,987) $ — $ — $ 183,882
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount represents the net amount receivable from the counterparty in the event of default.
(c)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)
Net amount represents the net amount payable due to the counterparty in the event of default.

BlackRock Dynamic High Income Portfolio
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
January 31, 2022
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities .................................... $ — $ 67,013,649 $ 500,100 $ 67,513,749
Common Stocks
Airlines .............................................. 1,062,385 1,194,543 — 2,256,928
Automobiles .......................................... — 1,384,223 — 1,384,223
Banks ............................................... 7,618,896 19,534,844 — 27,153,740
Beverages ........................................... — 4,226,370 — 4,226,370
Biotechnology ......................................... 2,762,303 — — 2,762,303
Capital Markets ........................................ 3,205,131 — — 3,205,131
Chemicals ............................................ 1,222,017 — — 1,222,017
Communications Equipment ................................ — 1,265,023 — 1,265,023
Construction Materials .................................... — 1,441,396 — 1,441,396
Consumer Finance ...................................... 1,567,866 1,133,851 — 2,701,717
Diversified Telecommunication Services ........................ 2,829,703 7,478,521 — 10,308,224
Electric Utilities ........................................ 11,541,854 3,727,289 — 15,269,143
Electrical Equipment ..................................... — 1,704,287 — 1,704,287
Electronic Equipment, Instruments & Components ................. 1,544,794 760,307 — 2,305,101
Energy Equipment & Services .............................. 962,266 — — 962,266
Equity Real Estate Investment Trusts (REITs) .................... 69,684,169 20,353,171 — 90,037,340
Food & Staples Retailing .................................. 3,276,731 547,281 — 3,824,012
Food Products ......................................... — 1,844,115 — 1,844,115
Gas Utilities ........................................... 599,145 4,463,936 — 5,063,081
Health Care Equipment & Supplies ........................... 3,246,895 — — 3,246,895
Health Care Providers & Services ............................ 4,011,606 — — 4,011,606
Hotels, Restaurants & Leisure .............................. 1,228,720 1,048,386 — 2,277,106
Household Durables ..................................... — 3,263,654 — 3,263,654
Household Products ..................................... — 3,119,273 — 3,119,273
Insurance ............................................ 5,672,298 3,994,934 — 9,667,232
Interactive Media & Services ............................... 1,418,470 2,111,719 — 3,530,189
Internet & Direct Marketing Retail ............................ — 59,013 — 59,013
IT Services ........................................... 7,970,390 7,209,458 — 15,179,848
Leisure Products ....................................... 2,473,748 — — 2,473,748
Life Sciences Tools & Services .............................. — 928,258 — 928,258
Machinery ............................................ 2,309,686 1,744,469 — 4,054,155
Media ............................................... 1,994,751 326,090 — 2,320,841
Metals & Mining ........................................ — 2,265,288 — 2,265,288
Multiline Retail ......................................... — 855,662 — 855,662
Multi-Utilities .......................................... 9,901,477 965,847 — 10,867,324
Oil, Gas & Consumable Fuels ............................... 6,879,163 6,206,388 — 13,085,551
Personal Products ...................................... 1,730,435 — — 1,730,435
Pharmaceuticals ....................................... — 10,202,038 — 10,202,038
Professional Services .................................... — 3,325,848 — 3,325,848
Real Estate Management & Development ....................... 760,667 23,093,488 — 23,854,155
Road & Rail ........................................... 3,208,743 717,363 — 3,926,106
Semiconductors & Semiconductor Equipment .................... 2,940,584 12,339,354 — 15,279,938
Software ............................................. 6,082,100 — — 6,082,100
Specialty Retail ........................................ — 1,186,374 — 1,186,374
Technology Hardware, Storage & Peripherals .................... — 2,768,302 — 2,768,302
Textiles, Apparel & Luxury Goods ............................ — 4,959,786 — 4,959,786
Thrifts & Mortgage Finance ................................ — 1,143,796 — 1,143,796
Tobacco ............................................. 2,271,648 — — 2,271,648
Trading Companies & Distributors ............................ — 3,278,830 — 3,278,830
Transportation Infrastructure ............................... 1,765,468 13,422,669 — 15,188,137
Water Utilities ......................................... 129,122 505,260 — 634,382
Wireless Telecommunication Services ......................... — 1,670,918 — 1,670,918
Corporate Bonds

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Dynamic High Income Portfolio

Schedule of Investments
(unaudited) (continued)
January 31, 2022
Level 1 Level 2 Level 3 Total
Aerospace & Defense .................................... $ — $ 10,541,421 $ — $ 10,541,421
Airlines .............................................. — 7,399,009 — 7,399,009
Auto Components ...................................... — 6,946,520 — 6,946,520
Automobiles .......................................... — 674,710 — 674,710
Banks ............................................... — 35,482,586 — 35,482,586
Beverages ........................................... — 41,250 — 41,250
Building Products ....................................... — 2,522,786 — 2,522,786
Capital Markets ........................................ — 9,004,443 — 9,004,443
Chemicals ............................................ — 8,499,337 3,149 8,502,486
Commercial Services & Supplies ............................. — 14,134,552 — 14,134,552
Communications Equipment ................................ — 4,082,755 — 4,082,755
Construction & Engineering ................................ — 3,273,019 — 3,273,019
Construction Materials .................................... — 698,858 — 698,858
Consumer Finance ...................................... — 7,714,864 — 7,714,864
Containers & Packaging .................................. — 7,576,944 — 7,576,944
Distributors ........................................... — 163,500 — 163,500
Diversified Consumer Services .............................. — 2,389,177 — 2,389,177
Diversified Financial Services ............................... — 4,676,225 — 4,676,225
Diversified Telecommunication Services ........................ — 24,155,334 — 24,155,334
Electric Utilities ........................................ — 5,812,936 — 5,812,936
Electrical Equipment ..................................... — 561,318 — 561,318
Electronic Equipment, Instruments & Components ................. — 295,423 — 295,423
Energy Equipment & Services .............................. — 4,416,116 — 4,416,116
Entertainment ......................................... — 2,470,057 — 2,470,057
Equity Real Estate Investment Trusts (REITs) .................... — 6,164,009 — 6,164,009
Food & Staples Retailing .................................. — 1,108,227 — 1,108,227
Food Products ......................................... — 5,828,090 — 5,828,090
Gas Utilities ........................................... — 113,275 — 113,275
Health Care Equipment & Supplies ........................... — 4,334,615 — 4,334,615
Health Care Providers & Services ............................ — 11,480,088 — 11,480,088
Hotels, Restaurants & Leisure .............................. — 22,229,965 — 22,229,965
Household Durables ..................................... — 3,237,033 — 3,237,033
Household Products ..................................... — 423,070 — 423,070
Independent Power and Renewable Electricity Producers ............ — 1,281,593 — 1,281,593
Industrial Conglomerates .................................. — 271,356 — 271,356
Insurance ............................................ — 13,064,344 — 13,064,344
Interactive Media & Services ............................... — 147,335 — 147,335
Internet & Direct Marketing Retail ............................ — 180,304 — 180,304
IT Services ........................................... — 2,534,392 — 2,534,392
Leisure Products ....................................... — 895,687 — 895,687
Life Sciences Tools & Services .............................. — 46,441 — 46,441
Machinery ............................................ — 4,306,730 — 4,306,730
Marine .............................................. — 266,036 — 266,036
Media ............................................... — 21,775,639 — 21,775,639
Metals & Mining ........................................ — 12,774,674 — 12,774,674
Mortgage Real Estate Investment Trusts (REITs) .................. — 71,746 — 71,746
Multiline Retail ......................................... — 430,544 — 430,544
Multi-Utilities .......................................... — 795,925 — 795,925
Oil, Gas & Consumable Fuels ............................... — 35,407,026 — 35,407,026
Paper & Forest Products .................................. — 569,637 — 569,637
Personal Products ...................................... — 121,155 — 121,155
Pharmaceuticals ....................................... — 5,559,825 — 5,559,825
Professional Services .................................... — 1,107,263 — 1,107,263
Real Estate Management & Development ....................... — 17,478,932 — 17,478,932
Road & Rail ........................................... — 3,949,363 — 3,949,363
Software ............................................. — 5,542,869 — 5,542,869
Specialty Retail ........................................ — 10,612,150 — 10,612,150
Textiles, Apparel & Luxury Goods ............................ — 471,980 — 471,980
Thrifts & Mortgage Finance ................................ — 1,246,759 — 1,246,759
Trading Companies & Distributors ............................ — 1,362,291 — 1,362,291
Transportation Infrastructure ............................... — 747,078 — 747,078
Wireless Telecommunication Services ......................... — 8,818,334 — 8,818,334
Equity-Linked Notes ...................................... — 294,812,730 — 294,812,730
Floating Rate Loan Interests
Aerospace & Defense .................................... — 3,843,870 — 3,843,870
Air Freight & Logistics .................................... — 93,707 — 93,707

BlackRock Dynamic High Income Portfolio
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
January 31, 2022
Level 1 Level 2 Level 3 Total
Airlines .............................................. $ — $ 2,272,648 $ — $ 2,272,648
Auto Components ...................................... — 2,127,711 — 2,127,711
Automobiles .......................................... — 509,741 — 509,741
Biotechnology ......................................... — 636,210 — 636,210
Building Products ....................................... — 1,998,400 — 1,998,400
Capital Markets ........................................ — 877,421 — 877,421
Chemicals ............................................ — 4,111,122 — 4,111,122
Commercial Services & Supplies ............................. — 5,028,054 188,609 5,216,663
Construction & Engineering ................................ — 1,380,582 — 1,380,582
Construction Materials .................................... — 1,210,664 — 1,210,664
Containers & Packaging .................................. — 2,701,707 — 2,701,707
Distributors ........................................... — 89,156 — 89,156
Diversified Consumer Services .............................. — 3,006,415 — 3,006,415
Diversified Financial Services ............................... — 10,469,354 307,890 10,777,244
Diversified Telecommunication Services ........................ — 3,912,863 — 3,912,863
Electric Utilities ........................................ — 177,053 — 177,053
Electrical Equipment ..................................... — 1,060,324 — 1,060,324
Electronic Equipment, Instruments & Components ................. — 231,420 — 231,420
Entertainment ......................................... — 2,481,701 374,120 2,855,821
Equity Real Estate Investment Trusts (REITs) .................... — 73,640 — 73,640
Food & Staples Retailing .................................. — 639,399 — 639,399
Food Products ......................................... — 4,620,319 238,768 4,859,087
Health Care Equipment & Supplies ........................... — 2,061,395 — 2,061,395
Health Care Providers & Services ............................ — 4,336,399 85,840 4,422,239
Health Care Technology .................................. — 1,686,580 — 1,686,580
Hotels, Restaurants & Leisure .............................. — 4,395,166 24,675 4,419,841
Household Durables ..................................... — 1,265,462 — 1,265,462
Household Products ..................................... — 589,765 — 589,765
Independent Power and Renewable Electricity Producers ............ — 286,198 — 286,198
Industrial Conglomerates .................................. — 526,232 — 526,232
Insurance ............................................ — 5,379,173 — 5,379,173
Interactive Media & Services ............................... — 2,210,335 — 2,210,335
Internet & Direct Marketing Retail ............................ — 201,142 — 201,142
IT Services ........................................... — 2,984,136 80,037 3,064,173
Leisure Products ....................................... — — 250,440 250,440
Life Sciences Tools & Services .............................. — 2,241,513 — 2,241,513
Machinery ............................................ — 4,619,133 — 4,619,133
Media ............................................... — 4,490,865 539,647 5,030,512
Metals & Mining ........................................ — 877,518 — 877,518
Oil, Gas & Consumable Fuels ............................... — 1,096,501 — 1,096,501
Personal Products ...................................... — 777,861 — 777,861
Pharmaceuticals ....................................... — 2,825,802 — 2,825,802
Professional Services .................................... — 3,112,450 127,680 3,240,130
Road & Rail ........................................... — 601,345 — 601,345
Semiconductors & Semiconductor Equipment .................... — 715,312 — 715,312
Software ............................................. — 15,869,492 325,321 16,194,813
Specialty Retail ........................................ — 2,694,167 219,068 2,913,235
Technology Hardware, Storage & Peripherals .................... — 160,417 — 160,417
Textiles, Apparel & Luxury Goods ............................ — 302,941 — 302,941
Trading Companies & Distributors ............................ — 2,160,147 — 2,160,147
Transportation Infrastructure ............................... — 122,230 — 122,230
Wireless Telecommunication Services ......................... — 874,792 — 874,792
Foreign Agency Obligations ................................. — 7,040,602 — 7,040,602
Foreign Government Obligations .............................. — 30,336,684 — 30,336,684
Investment Companies .................................... 133,373,508 — — 133,373,508
Non-Agency Mortgage-Backed Securities ........................ — 44,400,732 4,365,619 48,766,351
Preferred Securities
Banks ............................................... — 13,997,939 — 13,997,939
Capital Markets ........................................ — 7,525,143 — 7,525,143
Commercial Services & Supplies ............................. — 745,920 — 745,920
Consumer Finance ...................................... 671,600 5,209,896 — 5,881,496
Diversified Financial Services ............................... — 1,516,275 — 1,516,275
Electric Utilities ........................................ — 2,409,141 — 2,409,141
Independent Power and Renewable Electricity Producers ............ — 221,885 — 221,885
Insurance ............................................ — 1,964,625 — 1,964,625
Oil, Gas & Consumable Fuels ............................... 2,593,105 3,694,133 — 6,287,238

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Dynamic High Income Portfolio

Schedule of Investments
(unaudited) (continued)
January 31, 2022
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Technology Hardware, Storage & Peripherals .................... $ — $ 4,802,730 $ — $ 4,802,730
U.S. Government Sponsored Agency Securities .................... — 875,258 — 875,258
Warrants .............................................. 1,785 — — 1,785
Short-Term Securities ....................................... 75,240,655 — — 75,240,655
Unfunded Floating Rate Loan Interests
(a)
.............................. — 121 — 121
Liabilities
Unfunded Floating Rate Loan Interests
(a)
.............................. — (14) — (14)
$ 385,753,884 $ 1,163,645,941 $ 7,630,963 $ 1,557,030,788
Investments valued at NAV
(b)
...................................... 80,754,523
$ —
$ 1,637,785,311
$ —
Derivative Financial Instruments
(c)
Assets
Credit contracts ........................................... $ — $ 19,859 $ — $ 19,859
Equity contracts ........................................... — 60,192 — 60,192
Foreign currency exchange contracts ............................ 40,584 30,128 — 70,712
Interest rate contracts ....................................... 3,467 — — 3,467
Liabilities
Equity contracts ........................................... (6,559,013) (64,879) — (6,623,892)
Foreign currency exchange contracts ............................ (440,265) (101,098) — (541,363)
Interest rate contracts ....................................... (1,971,581) — — (1,971,581)
$ (8,926,808) $ (55,798) $ — $ (8,982,606)
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
January 31, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities — 8.8%
Accredited Mortgage Loan Trust, Series 2004-4,
Class M2, (LIBOR USD 1 Month + 1.58%),
1.68%, 01/25/35
(a)
................. USD 815 $ 823,423
AGL CLO 17 Ltd.
(a)(b)
Series 2022-17A, Class C, (3 Month CME
Term SOFR + 2.10%), 0.00%, 01/21/35 . 1,500 1,500,000
Series 2022-17A, Class E, (3 Month CME
Term SOFR + 6.35%), 0.00%, 01/21/35 . 1,000 1,000,000
AGL CLO 3 Ltd., Series 2020-3A, Class C,
(LIBOR USD 3 Month + 2.15%), 2.39%,
01/15/33
(a)(b)
..................... 2,000 2,008,181
AIG CLO LLC
(a)(b)
Series 2018-1A, Class CR, (LIBOR USD 3
Month + 2.05%), 2.30%, 04/20/32 .... 2,500 2,499,991
Series 2018-1A, Class DR, (LIBOR USD 3
Month + 3.10%), 3.35%, 04/20/32 .... 1,000 1,001,909
Series 2020-1A, Class CR, (LIBOR USD 3
Month + 2.00%), 2.24%, 04/15/34 .... 3,000 2,988,992
Series 2020-1A, Class DR, (LIBOR USD 3
Month + 3.00%), 3.24%, 04/15/34 .... 3,100 3,065,696
Series 2021-2A, Class B, (LIBOR USD 3
Month + 1.75%), 2.00%, 07/20/34 .... 14,000 13,999,973
Series 2021-2A, Class C, (LIBOR USD 3
Month + 2.00%), 2.25%, 07/20/34 .... 5,000 5,018,768
Series 2021-2A, Class D, (LIBOR USD 3
Month + 3.05%), 3.30%, 07/20/34 .... 2,500 2,488,057
Series 2021-3A, Class B, (LIBOR USD 3
Month + 1.75%), 1.86%, 01/25/35 .... 5,000 5,000,000
Series 2021-3A, Class C, (LIBOR USD 3
Month + 2.05%), 2.16%, 01/25/35 .... 3,000 3,000,000
Series 2021-3A, Class D, (LIBOR USD 3
Month + 3.10%), 3.21%, 01/25/35 .... 1,000 1,000,000
AIG CLO Ltd., Series 2019-2A, Class AR,
(LIBOR USD 3 Month + 1.10%), 1.36%,
10/25/33
(a)(b)
..................... 7,300 7,300,288
AIMCO CLO
(a)(b)
Series 2015-AA, Class BR2, (LIBOR USD 3
Month + 1.60%), 1.84%, 10/17/34 .... 1,500 1,498,918
Series 2015-AA, Class CR2, (LIBOR USD 3
Month + 2.00%), 2.24%, 10/17/34 .... 3,000 3,000,007
Series 2015-AA, Class DR2, (LIBOR USD 3
Month + 3.05%), 3.29%, 10/17/34 .... 3,500 3,487,903
AIMCO CLO 10 Ltd.
(a)(b)
Series 2019-10A, Class CR, (LIBOR USD 3
Month + 1.90%), 2.16%, 07/22/32 .... 7,500 7,481,267
Series 2019-10A, Class DR, (LIBOR USD 3
Month + 2.90%), 3.16%, 07/22/32 .... 3,500 3,482,590
AIMCO CLO 11 Ltd., Series 2020-11A, Class
CR, (LIBOR USD 3 Month + 2.00%), 2.24%,
10/17/34
(a)(b)
..................... 2,000 2,000,088
AIMCO CLO 12 Ltd., Series 2020-12A, Class
B, (LIBOR USD 3 Month + 1.55%), 1.79%,
01/17/32
(a)(b)
..................... 8,240 8,232,274
AIMCO CLO 15 Ltd., Series 2021-15A, Class
C, (LIBOR USD 3 Month + 1.95%), 2.19%,
10/17/34
(a)(b)
..................... 1,500 1,494,235
Ajax Mortgage Loan Trust
(b)
Series 2018-E, Class C, 0.00%, 06/25/58
(a)
67 65,578
Series 2018-F, Class C, 0.00%, 11/25/58 .. 86 58,289
Series 2018-G, Class A, 4.38%, 06/25/57
(a)
3,675 3,678,015
Series 2018-G, Class B, 5.25%, 06/25/57
(a)(c)
816 615,703
Series 2018-G, Class C, 5.25%, 06/25/57 . 2,082 2,066,704
Series 2019-B, Class A, 3.75%, 01/25/59
(a)
2,010 2,023,039
Series 2019-B, Class B, 5.25%, 01/25/59
(a)(c)
420 317,100
Series 2019-B, Class C, 0.00%, 01/25/59 . 1,070 1,052,784
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Allegany Park CLO Ltd., Series 2019-1A, Class
A, (LIBOR USD 3 Month + 1.33%), 1.58%,
01/20/33
(a)(b)
..................... USD 4,000 $ 4,000,812
Allegro CLO II-S Ltd., Series 2014-1RA, Class
B, (LIBOR USD 3 Month + 2.15%), 2.41%,
10/21/28
(a)(b)
..................... 1,300 1,300,624
Allegro CLO VI Ltd., Series 2017-2A, Class
B, (LIBOR USD 3 Month + 1.50%), 1.74%,
01/17/31
(a)(b)
..................... 1,000 987,059
Allegro CLO VII Ltd., Series 2018-1A, Class
B, (LIBOR USD 3 Month + 1.65%), 1.89%,
06/13/31
(a)(b)
..................... 1,000 997,633
Allegro CLO XI Ltd., Series 2019-2A, Class
A1A, (LIBOR USD 3 Month + 1.39%),
1.64%, 01/19/33
(a)(b)
................ 2,000 2,002,721
ALM Ltd., Series 2020-1A, Class A2, (LIBOR
USD 3 Month + 1.85%), 2.09%, 10/15/29
(a)(b)
3,500 3,501,741
AMMC CLO 21 Ltd., Series 2017-21A, Class
A, (LIBOR USD 3 Month + 1.25%), 1.38%,
11/02/30
(a)(b)
..................... 1,750 1,750,293
AMSR Trust
(b)
Series 2020-SFR1, Class E, 3.22%,
04/17/37 ..................... 10,250 10,194,247
Series 2020-SFR1, Class F, 3.57%,
04/17/37 ..................... 19,850 19,782,427
Series 2020-SFR1, Class G, 4.31%,
04/17/37 ..................... 7,500 7,573,576
Series 2021-SFR3, Class F, 3.23%,
10/17/38 ..................... 11,000 10,467,094
Anchorage Capital CLO 3-R Ltd.
(a)(b)
Series 2014-3RA, Class B, (LIBOR USD 3
Month + 1.50%), 1.78%, 01/28/31 .... 3,400 3,393,881
Series 2014-3RA, Class C, (LIBOR USD 3
Month + 1.85%), 2.13%, 01/28/31 .... 1,250 1,247,278
Anchorage Capital CLO 4-R Ltd.
(a)(b)
Series 2014-4RA, Class C, (LIBOR USD 3
Month + 1.85%), 2.13%, 01/28/31 .... 600 598,705
Series 2014-4RA, Class D, (LIBOR USD 3
Month + 2.60%), 2.88%, 01/28/31 .... 2,250 2,223,218
Anchorage Capital CLO 5-R Ltd., Series
2014-5RA, Class C, (LIBOR USD 3 Month +
1.85%), 2.09%, 01/15/30
(a)(b)
.......... 1,850 1,846,763
Anchorage Capital CLO Ltd.
(a)(b)
Series 2016-9A, Class ER2, (LIBOR USD 3
Month + 6.82%), 7.06%, 07/15/32 .... 825 808,775
Series 2018-1RA, Class E, (LIBOR USD 3
Month + 5.50%), 5.74%, 04/13/31 .... 1,500 1,482,501
Series 2018-10A, Class A1A, (LIBOR USD 3
Month + 1.20%), 1.44%, 10/15/31 .... 7,650 7,649,986
Series 2018-10A, Class B, (LIBOR USD 3
Month + 1.75%), 1.99%, 10/15/31 .... 3,000 2,995,482
Series 2018-10A, Class D, (LIBOR USD 3
Month + 3.15%), 3.39%, 10/15/31 .... 1,500 1,487,199
Anchorage Capital Europe CLO 2 DAC, Series
2X, Class ER, (EURIBOR 3 Month + 6.45%),
6.45%, 04/15/34
(a)(d)
................ EUR 499 555,179
Anchorage Capital Europe CLO DAC, Series
4X, Class E, (EURIBOR 3 Month + 5.71%),
5.71%, 04/25/34
(a)(d)
................ 300 325,709
Apidos CLO XII, Series 2013-12A, Class AR,
(LIBOR USD 3 Month + 1.08%), 1.32%,
04/15/31
(a)(b)
..................... USD 2,400 2,395,544
Apidos CLO XV
(a)(b)
Series 2013-15A, Class CRR, (LIBOR USD
3 Month + 1.85%), 2.10%, 04/20/31 ... 7,000 6,975,776

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2013-15A, Class DRR, (LIBOR USD
3 Month + 2.70%), 2.95%, 04/20/31 ... USD 2,000 $ 1,946,096
Apidos CLO XX, Series 2015-20A, Class BRR,
(LIBOR USD 3 Month + 1.95%), 2.19%,
07/16/31
(a)(b)
..................... 1,750 1,741,119
Apidos CLO XXII, Series 2015-22A, Class CR,
(LIBOR USD 3 Month + 2.95%), 3.20%,
04/20/31
(a)(b)
..................... 1,000 997,115
Apidos CLO XXIX
(a)(b)
Series 2018-29A, Class A2, (LIBOR USD 3
Month + 1.55%), 1.81%, 07/25/30 .... 1,000 995,216
Series 2018-29A, Class B, (LIBOR USD 3
Month + 1.90%), 2.16%, 07/25/30 .... 1,000 993,364
Apidos CLO XXV, Series 2016-25A, Class A1R,
(LIBOR USD 3 Month + 1.17%), 1.42%,
10/20/31
(a)(b)
..................... 4,500 4,500,076
Apidos CLO XXXII, Series 2019-32A, Class
C, (LIBOR USD 3 Month + 2.40%), 2.65%,
01/20/33
(a)(b)
..................... 1,000 1,000,321
Aqueduct European CLO 2 DAC, Series 2017-
2X, Class E, (EURIBOR 3 Month + 4.40%),
4.40%, 10/15/30
(a)(d)
................ EUR 219 239,695
Ares L CLO Ltd., Series 2018-50A, Class BR,
(LIBOR USD 3 Month + 1.60%), 1.84%,
01/15/32
(a)(b)
..................... USD 6,000 6,001,925
Ares LIII CLO Ltd.
(a)(b)
Series 2019-53A, Class C, (LIBOR USD 3
Month + 2.65%), 2.91%, 04/24/31 .... 4,500 4,502,921
Series 2019-53A, Class D, (LIBOR USD 3
Month + 3.75%), 4.01%, 04/24/31 .... 3,000 3,001,758
Ares XLVII CLO Ltd., Series 2018-47A, Class
SUB, (LIBOR USD 3 Month + 0.00%),
0.00%, 04/15/30
(a)(b)
................ 4,500 2,922,822
Ares XLVIII CLO Ltd., Series 2018-48A, Class
C, (LIBOR USD 3 Month + 1.80%), 2.05%,
07/20/30
(a)(b)
..................... 1,000 998,003
Ares XXXIR CLO Ltd., Series 2014-31RA,
Class A2, (LIBOR USD 3 Month + 1.30%),
1.47%, 05/24/30
(a)(b)
................ 1,000 999,104
Ares XXXIV CLO Ltd., Series 2015-2A, Class
DR, (LIBOR USD 3 Month + 3.10%), 3.34%,
04/17/33
(a)(b)
..................... 7,250 7,201,039
Ares XXXVII CLO Ltd.
(a)(b)
Series 2015-4A, Class A1R, (LIBOR USD 3
Month + 1.17%), 1.41%, 10/15/30 .... 3,000 3,003,059
Series 2015-4A, Class A3R, (LIBOR USD 3
Month + 1.50%), 1.74%, 10/15/30 .... 1,500 1,496,316
Series 2015-4A, Class BR, (LIBOR USD 3
Month + 1.80%), 2.04%, 10/15/30 .... 1,017 1,014,715
Ares XXXVR CLO Ltd.
(a)(b)
Series 2015-35RA, Class A2, (LIBOR USD 3
Month + 1.40%), 1.64%, 07/15/30 .... 1,500 1,498,963
Series 2015-35RA, Class C, (LIBOR USD 3
Month + 1.90%), 2.14%, 07/15/30 .... 1,000 1,003,498
Assurant CLO Ltd., Series 2019-5A, Class A1,
(LIBOR USD 3 Month + 1.39%), 1.63%,
01/15/33
(a)(b)
..................... 1,500 1,503,058
Atlas Senior Loan Fund VII Ltd., Series 2016-
7A, Class A2R, (LIBOR USD 3 Month +
1.55%), 1.73%, 11/27/31
(a)(b)
.......... 5,500 5,499,558
Atlas Senior Loan Fund XI Ltd., Series 2018-
11A, Class A1L, (LIBOR USD 3 Month +
1.10%), 1.37%, 07/26/31
(a)(b)
.......... 2,000 1,999,429
Atlas Senior Loan Fund XII Ltd., Series 2018-
12A, Class A1, (LIBOR USD 3 Month +
1.18%), 1.44%, 10/24/31
(a)(b)
.......... 1,700 1,700,039
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Atrium VIII, Series 8A, Class SUB, 0.00%,
10/23/24
(a)(b)
..................... USD 11,500 $ 381,685
Atrium XIV LLC, Series 14A, Class C, (LIBOR
USD 3 Month + 1.95%), 2.19%, 08/23/30
(a)(b)
1,000 994,553
Atrium XV
(a)(b)
Series 15A, Class B, (LIBOR USD 3 Month
+ 1.75%), 2.01%, 01/23/31 ......... 1,000 1,000,045
Series 15A, Class D, (LIBOR USD 3 Month
+ 3.00%), 3.26%, 01/23/31 ......... 500 495,682
Aurium CLO II DAC, Series 2X, Class ERR,
(EURIBOR 3 Month + 6.08%), 6.08%,
06/22/34
(a)(d)
..................... EUR 200 216,034
Avoca CLO XV DAC, Series 15X, Class ER,
(EURIBOR 3 Month + 4.13%), 4.13%,
04/15/31
(a)(d)
..................... 670 725,688
Bain Capital Credit CLO Ltd.
(a)(b)
Series 2019-2A, Class CR, (LIBOR USD 3
Month + 2.10%), 2.34%, 10/17/32 .... USD 1,250 1,248,050
Series 2019-2A, Class DR, (LIBOR USD 3
Month + 3.15%), 3.39%, 10/17/32 .... 1,000 1,001,504
Series 2021-7A, Class C, (LIBOR USD 3
Month + 2.10%), 2.47%, 01/22/35 .... 2,250 2,255,602
Ballyrock CLO Ltd.
(a)(b)
Series 2020-2A, Class BR, (LIBOR USD 3
Month + 1.95%), 2.20%, 10/20/31 .... 4,500 4,500,000
Series 2020-2A, Class CR, (LIBOR USD 3
Month + 2.95%), 3.20%, 10/20/31 .... 2,000 2,000,000
Bardot CLO Ltd., Series 2019-2A, Class CR,
(LIBOR USD 3 Month + 1.90%), 2.16%,
10/22/32
(a)(b)
..................... 3,250 3,250,000
Battalion CLO 17 Ltd., Series 2021-17A, Class
C, (LIBOR USD 3 Month + 2.10%), 2.35%,
03/09/34
(a)(b)
..................... 1,000 989,220
Battalion CLO 18 Ltd., Series 2020-18A, Class
DR, (LIBOR USD 3 Month + 3.45%), 3.69%,
10/15/36
(a)(b)
..................... 2,000 1,998,373
Battalion CLO X Ltd., Series 2016-10A, Class
BR2, (LIBOR USD 3 Month + 2.05%),
2.31%, 01/25/35
(a)(b)
................ 2,000 1,972,076
Battalion CLO XIX Ltd.
(a)(b)
Series 2021-19A, Class C, (LIBOR USD 3
Month + 2.00%), 2.24%, 04/15/34 .... 3,000 2,968,613
Series 2021-19A, Class D, (LIBOR USD 3
Month + 3.25%), 3.49%, 04/15/34 .... 3,000 2,994,696
BBAM European CLO I DAC, Series 1X, Class
ER, (EURIBOR 3 Month + 5.91%), 5.91%,
07/22/34
(a)(d)
..................... EUR 200 221,337
Bear Stearns Asset-Backed Securities I Trust
(a)
Series 2005-HE1, Class M2, (LIBOR USD 1
Month + 1.25%), 1.35%, 01/25/35 .... USD 657 659,538
Series 2006-HE7, Class 1A2, (LIBOR USD 1
Month + 0.34%), 0.45%, 09/25/36 .... 659 650,322
Series 2007-HE1, Class 21A2, (LIBOR USD
1 Month + 0.16%), 0.27%, 01/25/37 ... 869 860,007
Series 2007-HE2, Class 22A, (LIBOR USD 1
Month + 0.14%), 0.25%, 03/25/37 .... 2,526 2,441,410
Series 2007-HE2, Class 23A, (LIBOR USD 1
Month + 0.14%), 0.25%, 03/25/37 .... 3,417 3,292,505
Series 2007-HE3, Class 2A, (LIBOR USD 1
Month + 0.14%), 0.25%, 04/25/37 .... 4,367 5,773,068
Bear Stearns Asset-Backed Securities Trust,
Series 2004-HE3, Class M2, (LIBOR USD 1
Month + 1.73%), 1.83%, 04/25/34
(a)
..... 2,481 2,494,021
Benefit Street Partners CLO VIII Ltd., Series
2015-8A, Class A1AR, (LIBOR USD 3 Month
+ 1.10%), 1.35%, 01/20/31
(a)(b)
......... 1,500 1,499,635

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Benefit Street Partners CLO XIX Ltd.
(a)(b)
Series 2019-19A, Class A, (LIBOR USD 3
Month + 1.35%), 1.59%, 01/15/33 .... USD 7,000 $ 7,010,944
Series 2019-19A, Class B, (LIBOR USD 3
Month + 2.00%), 2.24%, 01/15/33 .... 4,250 4,251,441
Benefit Street Partners CLO XV Ltd.
(a)(b)
Series 2018-15A, Class A1, (LIBOR USD 3
Month + 1.15%), 1.39%, 07/18/31 .... 2,200 2,199,997
Series 2018-15A, Class A2A, (LIBOR USD 3
Month + 1.70%), 1.94%, 07/18/31 .... 1,000 999,997
Bilbao CLO I DAC, Series 1X, Class D,
(EURIBOR 3 Month + 4.73%), 4.73%,
07/20/31
(a)(d)
..................... EUR 550 602,214
Bilbao CLO II DAC, Series 2X, Class DR,
(EURIBOR 3 Month + 5.97%), 5.97%,
08/20/35
(a)(d)
..................... 700 773,847
Birch Grove CLO Ltd.
(a)(b)
Series 19A, Class CR, (LIBOR USD 3 Month
+ 2.20%), 2.40%, 06/15/31 ......... USD 2,000 1,998,759
Series 2021-3A, Class B1, (LIBOR USD 1
Month + 1.80%), 1.91%, 01/19/35 .... 7,500 7,499,838
Series 2021-3A, Class C, (LIBOR USD 1
Month + 2.25%), 2.36%, 01/19/35 .... 5,000 4,999,841
BlueMountain CLO DAC, Series 2021-1X,
Class E, (EURIBOR 3 Month + 5.41%),
5.41%, 04/15/34
(a)(d)
................ EUR 300 324,314
BlueMountain CLO Ltd., Series 2013-2A,
Class A1R, (LIBOR USD 3 Month + 1.18%),
1.44%, 10/22/30
(a)(b)
................ USD 980 980,207
BlueMountain Fuji Eur CLO IV DAC, Series 4X,
Class ER, (EURIBOR 3 Month + 6.21%),
6.21%, 02/25/34
(a)(d)
................ EUR 700 776,855
Boyce Park CLO Ltd.
(a)(b)
Series 2022-1A, Class C, (SOFR + 2.10%),
0.00%, 04/21/35 ................ USD 1,500 1,500,000
Series 2022-1A, Class E, (SOFR + 6.25%),
0.00%, 04/21/35 ................ 1,000 1,000,000
Bridge Street CLO II Ltd., Series 2021-1A,
Class A2, (LIBOR USD 3 Month + 1.75%),
2.00%, 07/20/34
(a)(b)
................ 5,000 4,996,377
Buckhorn Park CLO Ltd.
(a)(b)
Series 2019-1A, Class B1R, (LIBOR USD 3
Month + 1.65%), 1.89%, 07/18/34 .... 9,000 9,013,693
Series 2019-1A, Class CR, (LIBOR USD 3
Month + 2.00%), 2.24%, 07/18/34 .... 2,500 2,490,666
Canyon Capital CLO Ltd.
(a)(b)
Series 2016-1A, Class CR, (LIBOR USD 3
Month + 1.90%), 2.14%, 07/15/31 .... 1,500 1,496,135
Series 2016-2A, Class BR, (LIBOR USD 3
Month + 1.75%), 1.99%, 10/15/31 .... 1,250 1,250,078
Series 2017-1A, Class CR, (LIBOR USD 3
Month + 2.00%), 2.24%, 07/15/30 .... 5,000 4,995,344
Canyon CLO Ltd.
(a)(b)
Series 2018-1A, Class C, (LIBOR USD 3
Month + 1.90%), 2.14%, 07/15/31 .... 1,000 997,309
Series 2020-1A, Class CR, (LIBOR USD 3
Month + 2.05%), 2.29%, 07/15/34 .... 1,000 996,083
Series 2020-1A, Class DR, (LIBOR USD 3
Month + 3.15%), 3.39%, 07/15/34 .... 1,000 995,154
Series 2020-3A, Class C, (LIBOR USD 3
Month + 2.50%), 2.74%, 01/15/34 .... 1,000 1,004,095
Capital Four CLO II DAC, Series 2X, Class
E, (EURIBOR 3 Month + 5.91%), 5.91%,
01/15/34
(a)(d)
..................... EUR 300 327,464
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Carlyle C17 CLO Ltd., Series C17A, Class BR,
(LIBOR USD 3 Month + 1.85%), 2.15%,
04/30/31
(a)(b)
..................... USD 1,000 $ 992,567
Carlyle US CLO Ltd.
(a)(b)
Series 2019-3A, Class A2R, (LIBOR USD 3
Month + 1.70%), 1.95%, 10/20/32 .... 5,000 5,000,000
Series 2019-3A, Class BR, (LIBOR USD 3
Month + 2.30%), 2.55%, 10/20/32 .... 4,000 4,000,000
Carrington Mortgage Loan Trust, Series 2006-
FRE1, Class A4, (LIBOR USD 1 Month +
0.25%), 0.36%, 04/25/36
(a)
........... 2,876 2,629,965
CarVal CLO III Ltd., Series 2019-2A, Class CR,
(LIBOR USD 3 Month + 1.95%), 2.20%,
07/20/32
(a)(b)
..................... 7,000 6,999,978
CarVal CLO IV Ltd.
(a)(b)
Series 2021-1A, Class B, (LIBOR USD 3
Month + 1.75%), 2.00%, 07/20/34 .... 6,500 6,499,982
Series 2021-1A, Class D, (LIBOR USD 3
Month + 3.25%), 3.50%, 07/20/34 .... 5,000 4,981,536
CarVal CLO Ltd., Series 2018-1A, Class D,
(LIBOR USD 3 Month + 2.89%), 3.13%,
07/16/31
(a)(b)
..................... 1,995 1,990,277
CarVal CLO VC Ltd.
(a)(b)
Series 2021-2A, Class C, (LIBOR USD 3
Month + 2.20%), 2.41%, 10/15/34 .... 2,000 2,000,000
Series 2021-2A, Class D, (LIBOR USD 3
Month + 3.25%), 3.46%, 10/15/34 .... 3,000 3,000,000
Catskill Park CLO Ltd., Series 2017-1A, Class
C, (LIBOR USD 3 Month + 3.70%), 3.95%,
04/20/29
(a)(b)
..................... 1,000 1,000,778
CBAM Ltd.
(a)(b)
Series 2017-1A, Class A1, (LIBOR USD 3
Month + 1.25%), 1.50%, 07/20/30 .... 1,000 1,000,001
Series 2020-13A, Class A, (LIBOR USD 3
Month + 1.43%), 1.68%, 01/20/34 .... 4,000 4,011,748
C-BASS Mortgage Loan Trust, Series 2007-
CB3, Class A1, 5.77%, 03/25/37
(e)
...... 5,993 3,009,434
Cedar Funding IV CLO Ltd., Series 2014-4A,
Class BRR, (LIBOR USD 3 Month + 1.65%),
1.91%, 07/23/34
(a)(b)
................ 5,000 4,996,640
Cedar Funding IX CLO Ltd., Series 2018-9A,
Class SUB, 0.00%, 04/20/31
(a)(b)
........ 3,950 2,523,691
Cedar Funding V CLO Ltd., Series 2016-5A,
Class A1R, (LIBOR USD 3 Month + 1.10%),
1.34%, 07/17/31
(a)(b)
................ 1,750 1,750,540
Cedar Funding VI CLO Ltd., Series 2016-6A,
Class DRR, (LIBOR USD 3 Month + 3.31%),
3.56%, 04/20/34
(a)(b)
................ 1,950 1,947,075
CIFC European Funding CLO III DAC, Series
3X, Class E, (EURIBOR 3 Month + 5.61%),
5.61%, 01/15/34
(a)(d)
................ EUR 200 224,613
CIFC Funding Ltd.
(a)(b)
Series 2013-4A, Class A2RR, (LIBOR USD
3 Month + 1.30%), 1.57%, 04/27/31 ... USD 1,700 1,698,600
Series 2013-4A, Class DRR, (LIBOR USD 3
Month + 2.80%), 3.07%, 04/27/31 .... 1,000 989,419
Series 2014-2RA, Class A3, (LIBOR USD 3
Month + 1.90%), 2.16%, 04/24/30 .... 500 497,886
Series 2014-3A, Class CR2, (LIBOR USD 3
Month + 2.35%), 2.61%, 10/22/31 .... 1,000 1,000,049
Series 2015-2A, Class DR2, (LIBOR USD 3
Month + 3.05%), 3.29%, 04/15/30 .... 2,000 1,981,017
Series 2017-3A, Class A1, (LIBOR USD 3
Month + 1.22%), 1.47%, 07/20/30 .... 3,500 3,499,996
Series 2017-5A, Class B, (LIBOR USD 3
Month + 1.85%), 2.09%, 11/16/30 .... 500 497,639

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2018-1A, Class B, (LIBOR USD 3
Month + 1.40%), 1.64%, 04/18/31 .... USD 1,000 $ 995,633
Series 2018-4A, Class A1, (LIBOR USD 3
Month + 1.15%), 1.39%, 10/17/31 .... 2,700 2,698,405
Series 2018-4A, Class B, (LIBOR USD 3
Month + 2.10%), 2.34%, 10/17/31 .... 2,000 1,989,126
Series 2019-6A, Class A1, (LIBOR USD 3
Month + 1.33%), 1.57%, 01/16/33 .... 8,500 8,501,046
Series 2019-6A, Class D, (LIBOR USD 3
Month + 3.95%), 4.19%, 01/16/33 .... 1,150 1,151,475
Series 2021-1A, Class C, (LIBOR USD 3
Month + 1.80%), 2.06%, 04/25/33 .... 9,000 8,947,497
Series 2021-3A, Class D, (LIBOR USD 3
Month + 3.00%), 3.24%, 07/15/36 .... 1,500 1,488,466
Citigroup Mortgage Loan Trust, Inc., Series
2006-WFH2, Class M3, (LIBOR USD 1
Month + 0.47%), 0.57%, 08/25/36
(a)
..... 2,842 2,792,773
Clear Creek CLO
(a)(b)
Series 2015-1A, Class AR, (LIBOR USD 3
Month + 1.20%), 1.45%, 10/20/30 .... 7,000 7,006,429
Series 2015-1A, Class BR, (LIBOR USD 3
Month + 1.60%), 1.85%, 10/20/30 .... 3,000 2,989,451
Conseco Finance Corp.
(a)
Series 1996-5, Class M1, 8.05%, 07/15/27 . 575 582,863
Series 1997-7, Class M1, 7.03%, 07/15/28 . 2,412 2,400,982
Contego CLO IX DAC, Series 9X, Class E,
(EURIBOR 3 Month + 6.01%), 6.01%,
01/24/34
(a)(d)
..................... EUR 472 520,848
Credit-Based Asset Servicing & Securitization
LLC, Series 2007-CB6, Class A4, (LIBOR
USD 1 Month + 0.34%), 0.45%, 07/25/37
(a)(b)
USD 1,417 1,156,248
CVC Cordatus Loan Fund XX DAC, Series
20X, Class E, (EURIBOR 3 Month + 5.61%),
5.61%, 06/22/34
(a)(d)
................ EUR 100 109,620
Deer Creek CLO Ltd., Series 2017-1A, Class
A, (LIBOR USD 3 Month + 1.18%), 1.43%,
10/20/30
(a)(b)
..................... USD 1,000 1,000,277
Dryden 33 Senior Loan Fund, Series 2014-33A,
Class DR3, (LIBOR USD 3 Month + 3.65%),
3.89%, 04/15/29
(a)(b)
................ 2,200 2,200,665
Dryden 49 Senior Loan Fund, Series 2017-49A,
Class CR, (LIBOR USD 3 Month + 2.05%),
2.29%, 07/18/30
(a)(b)
................ 2,000 2,008,286
Dryden 50 Senior Loan Fund
(a)(b)
Series 2017-50A, Class C, (LIBOR USD 3
Month + 2.25%), 2.49%, 07/15/30 .... 1,000 1,004,941
Series 2017-50A, Class SUB, 0.00%,
07/15/30 ..................... 4,000 2,759,600
Dryden 61 CLO Ltd., Series 2018-61A, Class
CR, (LIBOR USD 3 Month + 1.75%), 1.99%,
01/17/32
(a)(b)
..................... 8,000 7,965,965
Dryden 70 CLO Ltd., Series 2018-70A, Class
D, (LIBOR USD 3 Month + 3.75%), 3.99%,
01/16/32
(a)(b)
..................... 1,000 1,000,425
Dryden Senior Loan Fund, Series 2017-47A,
Class CR, (LIBOR USD 3 Month + 2.05%),
2.29%, 04/15/28
(a)(b)
................ 5,250 5,250,412
Dryden XXVI Senior Loan Fund, Series 2013-
26A, Class CR, (LIBOR USD 3 Month +
1.85%), 2.09%, 04/15/29
(a)(b)
.......... 6,000 5,997,760
Dryden XXVIII Senior Loan Fund, Series 2013-
28A, Class B1LR, (LIBOR USD 3 Month +
3.15%), 3.31%, 08/15/30
(a)(b)
.......... 1,500 1,500,463
Eaton Vance CLO Ltd.
(a)(b)
Series 2013-1A, Class B3R, (LIBOR USD 3
Month + 2.15%), 2.39%, 01/15/34 .... 3,500 3,501,882
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2018-1A, Class C, (LIBOR USD 3
Month + 2.20%), 2.44%, 10/15/30 .... USD 1,000 $ 996,321
Series 2019-1A, Class AR, (LIBOR USD 3
Month + 1.10%), 1.34%, 04/15/31 .... 2,500 2,495,631
Series 2020-1A, Class CR, (LIBOR USD 3
Month + 2.05%), 2.29%, 10/15/34 .... 3,500 3,513,173
Series 2020-1A, Class DR, (LIBOR USD 3
Month + 3.10%), 3.34%, 10/15/34 .... 3,000 2,966,704
Elevation CLO Ltd., Series 2017-8A, Class C,
(LIBOR USD 3 Month + 2.05%), 2.31%,
10/25/30
(a)(b)
..................... 3,000 2,965,087
Elmwood CLO I Ltd.
(a)(b)
Series 2019-1A, Class AR, (LIBOR USD 3
Month + 1.45%), 1.70%, 10/20/33 .... 2,500 2,505,842
Series 2019-1A, Class DR, (LIBOR USD 3
Month + 4.40%), 4.65%, 10/20/33 .... 1,000 1,017,301
Elmwood CLO IV Ltd.
(a)(b)
Series 2020-1A, Class B, (LIBOR USD 3
Month + 1.70%), 1.94%, 04/15/33 .... 1,250 1,252,000
Series 2020-1A, Class D, (LIBOR USD 3
Month + 3.15%), 3.39%, 04/15/33 .... 2,000 1,994,153
Elmwood CLO IX Ltd., Series 2021-2A, Class
C, (LIBOR USD 3 Month + 1.90%), 2.15%,
07/20/34
(a)(b)
..................... 1,500 1,482,970
Elmwood CLO V Ltd., Series 2020-2A, Class
DR, (LIBOR USD 3 Month + 3.10%), 3.35%,
10/20/34
(a)(b)
..................... 2,000 1,993,257
Elmwood CLO XI Ltd., Series 2021-4A, Class
D, (LIBOR USD 3 Month + 2.95%), 3.09%,
10/20/34
(a)(b)
..................... 2,000 1,992,043
First Franklin Mortgage Loan Trust
(a)
Series 2006-FF9, Class 2A4, (LIBOR USD 1
Month + 0.50%), 0.61%, 06/25/36 .... 1,450 1,396,599
Series 2006-FF13, Class A1, (LIBOR USD 1
Month + 0.24%), 0.35%, 10/25/36 .... 3,550 2,796,531
Series 2006-FF13, Class A2C, (LIBOR USD
1 Month + 0.32%), 0.43%, 10/25/36 ... 2,081 1,647,661
Series 2006-FF17, Class A5, (LIBOR USD 1
Month + 0.15%), 0.26%, 12/25/36 .... 2,759 2,682,313
Series 2006-FFH1, Class M1, (LIBOR USD
1 Month + 0.56%), 0.66%, 01/25/36 ... 6,700 6,637,826
Flatiron CLO 17 Ltd.
(a)(b)
Series 2017-1A, Class AR, (LIBOR USD 3
Month + 0.98%), 1.14%, 05/15/30 .... 3,000 2,940,903
Series 2017-1A, Class CR, (LIBOR USD 3
Month + 1.90%), 2.06%, 05/15/30 .... 1,000 999,559
Flatiron CLO 20 Ltd., Series 2020-1A, Class
D, (LIBOR USD 3 Month + 3.79%), 3.95%,
11/20/33
(a)(b)
..................... 1,000 1,007,855
Flatiron CLO 21 Ltd.
(a)(b)
Series 2021-1A, Class C, (LIBOR USD 3
Month + 1.85%), 2.10%, 07/19/34 .... 2,000 1,978,298
Series 2021-1A, Class D, (LIBOR USD 3
Month + 2.90%), 3.15%, 07/19/34 .... 2,500 2,497,484
FRTKL, Series 2021-SFR1, Class F, 3.17%,
09/17/38
(b)
...................... 2,900 2,790,880
Galaxy XX CLO Ltd., Series 2015-20A, Class
D1R, (LIBOR USD 3 Month + 2.60%),
2.85%, 04/20/31
(a)(b)
................ 1,800 1,772,381
Galaxy XXIV CLO Ltd., Series 2017-24A, Class
C, (LIBOR USD 3 Month + 1.70%), 1.94%,
01/15/31
(a)(b)
..................... 500 502,281
Galaxy XXVII CLO Ltd., Series 2018-27A, Class
A, (LIBOR USD 3 Month + 1.02%), 1.18%,
05/16/31
(a)(b)
..................... 3,000 3,000,304

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Generate CLO 9 Ltd.
(a)(b)
Series 9A, Class B, (LIBOR USD 3 Month +
1.70%), 1.96%, 10/20/34 .......... USD 8,500 $ 8,439,625
Series 9A, Class C, (LIBOR USD 3 Month +
2.25%), 2.39%, 10/20/34 .......... 3,000 2,977,280
Series 9A, Class D, (LIBOR USD 3 Month +
3.35%), 3.49%, 10/20/34 .......... 3,000 2,992,063
Series 9A, Class E, (LIBOR USD 3 Month +
6.85%), 6.99%, 10/20/34 .......... 1,000 991,590
Gilbert Park CLO Ltd., Series 2017-1A, Class
A, (LIBOR USD 3 Month + 1.19%), 1.43%,
10/15/30
(a)(b)
..................... 2,250 2,250,125
GoldenTree Loan Management US CLO 1 Ltd.,
Series 2017-1A, Class CR2, (LIBOR USD 3
Month + 1.80%), 2.05%, 04/20/34
(a)(b)
.... 9,500 9,398,091
GoldenTree Loan Management US CLO 3 Ltd.,
Series 2018-3A, Class AJ, (LIBOR USD 3
Month + 1.30%), 1.55%, 04/20/30
(a)(b)
.... 2,000 1,998,280
GoldenTree Loan Management US CLO 4 Ltd.,
Series 2019-4A, Class CR, (LIBOR USD 3
Month + 2.00%), 2.26%, 04/24/31
(a)(b)
.... 1,000 998,519
GoldenTree Loan Management US CLO 5
Ltd.
(a)(b)
Series 2019-5A, Class CR, (LIBOR USD 3
Month + 2.05%), 2.30%, 10/20/32 .... 2,000 2,000,000
Series 2019-5A, Class DR, (LIBOR USD 3
Month + 3.15%), 3.40%, 10/20/32 .... 1,000 1,000,000
GoldenTree Loan Opportunities IX Ltd., Series
2014-9A, Class BR2, (LIBOR USD 3 Month
+ 1.60%), 1.73%, 10/29/29
(a)(b)
......... 900 900,000
GoldenTree Loan Opportunities X Ltd.
(a)(b)
Series 2015-10A, Class AR, (LIBOR USD 3
Month + 1.12%), 1.37%, 07/20/31 .... 3,300 3,298,416
Series 2015-10A, Class C1R, (LIBOR USD 3
Month + 2.10%), 2.35%, 07/20/31 .... 1,000 1,000,026
GoldentTree Loan Management US CLO 1
Ltd.
(a)(b)
Series 2021-11A, Class C, (LIBOR USD 3
Month + 1.95%), 2.20%, 10/20/34 .... 3,000 3,000,399
Series 2021-11A, Class D, (LIBOR USD 3
Month + 3.00%), 3.25%, 10/20/34 .... 1,000 1,000,141
Golub Capital Partners CLO 53B Ltd., Series
2021-53A, Class B, (LIBOR USD 3 Month +
1.80%), 2.05%, 07/20/34
(a)(b)
.......... 4,000 3,999,992
Golub Capital Partners CLO 55B Ltd., Series
2021-55A, Class D, (LIBOR USD 3 Month +
3.20%), 3.45%, 07/20/34
(a)(b)
.......... 2,500 2,490,667
Greene King Finance plc
(a)
Series B1,  (LIBOR GBP 3 Month + 1.80%),
1.90%, 12/15/34 ................ GBP 100 110,284
Series B2,  (LIBOR GBP 3 Month + 2.08%),
2.18%, 03/15/36
(d)
............... 100 109,710
Greenpoint Manufactured Housing, Series
2000-1, Class A4, 8.14%, 03/20/30
(a)
..... USD 5,580 4,659,895
Greywolf CLO II Ltd., Series 2013-1A, Class
B1RR, (LIBOR USD 3 Month + 2.30%),
2.54%, 04/15/34
(a)(b)
................ 1,500 1,501,442
Greywolf CLO III Ltd.
(a)(b)
Series 2020-3RA, Class BR, (LIBOR USD 3
Month + 2.45%), 2.71%, 04/15/33 .... 3,000 2,998,560
Series 2020-3RA, Class CR, (LIBOR USD 3
Month + 3.35%), 3.61%, 04/15/33 .... 1,000 998,571
Greywolf CLO V Ltd., Series 2015-1A, Class
CR, (LIBOR USD 3 Month + 3.00%), 3.26%,
01/27/31
(a)(b)
..................... 450 450,024
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Grippen Park CLO Ltd., Series 2017-1A, Class
C, (LIBOR USD 3 Month + 2.30%), 2.55%,
01/20/30
(a)(b)
..................... USD 1,000 $ 1,000,213
GSAA Home Equity Trust
Series 2005-14, Class 1A2, (LIBOR USD 1
Month + 0.70%), 0.81%, 12/25/35
(a)
... 1,025 507,234
Series 2006-4, Class 1A1, 2.97%,
03/25/36
(a)
.................... 2,936 2,281,524
Series 2006-5, Class 1A1, (LIBOR USD 1
Month + 0.36%), 0.47%, 03/25/36
(a)
... 3,772 1,573,404
Series 2006-18, Class AF6, 6.18%,
11/25/36
(e)
.................... 3,499 1,229,556
GSAMP Trust
(a)
Series 2006-FM3, Class A1, (LIBOR USD 1
Month + 0.14%), 0.25%, 11/25/36 .... 7,194 4,330,148
Series 2006-HE6, Class A4, (LIBOR USD 1
Month + 0.24%), 0.35%, 08/25/36 .... 1,628 1,483,002
GT Loan Financing I Ltd., Series 2013-1A,
Class CR, (LIBOR USD 3 Month + 2.10%),
2.38%, 07/28/31
(a)(b)
................ 1,000 995,008
Gulf Stream Meridian 1 Ltd.
(a)(b)
Series 2020-IA, Class A1, (LIBOR USD 3
Month + 1.37%), 1.61%, 04/15/33 .... 7,500 7,503,048
Series 2020-IA, Class B, (LIBOR USD 3
Month + 2.00%), 2.24%, 04/15/33 .... 2,000 2,002,611
HalseyPoint CLO 3 Ltd., Series 2020-3A,
Class A1A, (LIBOR USD 3 Month + 1.45%),
1.75%, 11/30/32
(a)(b)
................ 4,000 4,004,732
HalseyPoint CLO 4 Ltd., Series 2021-4A, Class
C, (LIBOR USD 3 Month + 2.15%), 2.40%,
04/20/34
(a)(b)
..................... 1,750 1,749,758
HalseyPoint CLO 5 Ltd.
(a)(b)
Series 2021-5A, Class B, (LIBOR USD 3
Month + 1.80%), 2.02%, 01/30/35 .... 3,500 3,500,000
Series 2021-5A, Class D, (LIBOR USD 3
Month + 3.50%), 3.72%, 01/30/35 .... 3,000 3,000,000
HalseyPoint CLO I Ltd.
(a)(b)
Series 2019-1A, Class A1A1, (LIBOR USD 3
Month + 1.35%), 1.60%, 01/20/33 .... 5,000 5,002,386
Series 2019-1A, Class B1, (LIBOR USD 3
Month + 2.20%), 2.45%, 01/20/33 .... 2,500 2,506,243
Harvest CLO XVI DAC, Series 16X, Class
ER, (EURIBOR 3 Month + 5.57%), 5.57%,
10/15/31
(a)(d)
..................... EUR 235 257,095
Henley CLO IV DAC, Series 4X, Class E,
(EURIBOR 3 Month + 5.25%), 5.25%,
04/25/34
(a)(c)(d)
.................... 300 318,667
Highbridge Loan Management Ltd., Series 12A-
18, Class B, (LIBOR USD 3 Month + 1.85%),
2.09%, 07/18/31
(a)(b)
................ USD 1,000 998,502
Home Partners of America Trust, Series 2021-2,
Class F, 3.80%, 12/17/26
(b)
........... 9,977 9,673,614
HPS Loan Management Ltd., Series 8A-2016,
Class CR, (LIBOR USD 3 Month + 1.95%),
2.20%, 07/20/30
(a)(b)
................ 1,000 1,000,017
Invesco Euro CLO, Series 6X, Class E,
(EURIBOR 3 Month + 5.99%), 5.99%,
07/15/34
(a)(d)
..................... EUR 300 330,164
Invesco Euro CLO III DAC, Series 3X, Class
F, (EURIBOR 3 Month + 8.07%), 8.07%,
07/15/32
(a)(d)
..................... 244 274,039
Invesco Euro CLO V DAC, Series 5X, Class
E, (EURIBOR 3 Month + 5.81%), 5.81%,
01/15/34
(a)(d)
..................... 200 219,090

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Invitation Homes Trust, Series 2018-SFR4,
Class A, (LIBOR USD 1 Month + 1.10%),
1.21%, 01/17/38
(a)(b)
................ USD 2,823 $ 2,820,279
JPMorgan Mortgage Acquisition Trust, Series
2006-CH1, Class M7, (LIBOR USD 1 Month
+ 0.80%), 0.91%, 07/25/36
(a)
.......... 2,975 2,979,082
Kayne CLO 10 Ltd.
(a)(b)
Series 2021-10A, Class C, (LIBOR USD 3
Month + 1.75%), 2.01%, 04/23/34 .... 3,750 3,681,247
Series 2021-10A, Class D, (LIBOR USD 3
Month + 2.75%), 3.01%, 04/23/34 .... 2,000 1,986,509
Kayne CLO 5 Ltd.
(a)(b)
Series 2019-5A, Class BR, (LIBOR USD 3
Month + 1.70%), 1.96%, 07/24/32 .... 3,000 3,000,000
Series 2019-5A, Class DR, (LIBOR USD 3
Month + 3.15%), 3.41%, 07/24/32 .... 3,500 3,500,000
Kayne CLO 9 Ltd., Series 2020-9A, Class A1,
(LIBOR USD 3 Month + 1.40%), 1.64%,
01/15/34
(a)(b)
..................... 1,250 1,253,305
Kayne CLO II Ltd.
(a)(b)
Series 2018-2A, Class AR, (LIBOR USD 3
Month + 1.08%), 1.32%, 10/15/31 .... 5,375 5,368,509
Series 2018-2A, Class BR, (LIBOR USD 3
Month + 1.50%), 1.74%, 10/15/31 .... 5,000 4,975,148
Kayne CLO III Ltd.
(a)(b)
Series 2019-3A, Class A, (LIBOR USD 3
Month + 1.48%), 1.72%, 04/15/32 .... 15,500 15,517,867
Series 2019-3A, Class BR, (LIBOR USD 3
Month + 1.55%), 1.79%, 04/15/32 .... 4,000 3,999,119
KKR CLO 22 Ltd., Series 22A, Class D, (LIBOR
USD 3 Month + 3.10%), 3.35%, 07/20/31
(a)(b)
1,200 1,199,090
KKR CLO 23 Ltd., Series 23, Class D, (LIBOR
USD 3 Month + 3.10%), 3.35%, 10/20/31
(a)(b)
1,300 1,300,142
KKR CLO 27 Ltd.
(a)(b)
Series 27A, Class BR, (3 Month CME Term
SOFR + 1.85%), 0.00%, 10/15/32 .... 4,250 4,250,000
Series 27A, Class CR, (3 Month CME Term
SOFR + 2.25%), 0.00%, 10/15/32 .... 1,450 1,450,000
KKR CLO 35 Ltd., Series 35A, Class B, (LIBOR
USD 3 Month + 1.70%), 1.83%, 10/20/34
(a)(b)
3,657 3,657,820
LCM XXV Ltd., Series 25A, Class B2, (LIBOR
USD 3 Month + 1.65%), 1.90%, 07/20/30
(a)(b)
350 349,999
Long Beach Mortgage Loan Trust
(a)
Series 2005-3, Class 1A, (LIBOR USD 1
Month + 0.52%), 0.63%, 08/25/45 .... 2,066 2,052,261
Series 2006-4, Class 1A, (LIBOR USD 1
Month + 0.30%), 0.41%, 05/25/36 .... 23,842 15,753,212
Series 2006-6, Class 2A3, (LIBOR USD 1
Month + 0.30%), 0.41%, 07/25/36 .... 6,137 3,131,106
Series 2006-7, Class 1A, (LIBOR USD 1
Month + 0.16%), 0.26%, 08/25/36 .... 7,147 4,462,637
Series 2006-10, Class 2A3, (LIBOR USD 1
Month + 0.16%), 0.27%, 11/25/36 .... 4,055 1,694,483
Series 2006-10, Class 2A4, (LIBOR USD 1
Month + 0.22%), 0.33%, 11/25/36 .... 3,890 1,644,378
Series 2006-WL3, Class 2A4, (LIBOR USD
1 Month + 0.60%), 0.71%, 01/25/36 ... 1,629 1,582,229
Lucali CLO Ltd., Series 2020-1A, Class D,
(LIBOR USD 3 Month + 3.60%), 3.84%,
01/15/33
(a)(b)
..................... 2,250 2,251,715
Madison Park Funding XX Ltd.
(a)(b)
Series 2016-20A, Class CR, (LIBOR USD 3
Month + 1.90%), 2.17%, 07/27/30 .... 4,080 4,071,840
Series 2016-20A, Class DR, (LIBOR USD 3
Month + 3.00%), 3.27%, 07/27/30 .... 1,315 1,300,058
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Madison Park Funding XXIX Ltd., Series
2018-29A, Class C, (LIBOR USD 3 Month +
2.20%), 2.44%, 10/18/30
(a)(b)
.......... USD 3,000 $ 3,000,218
Madison Park Funding XXVI Ltd., Series 2017-
26A, Class AR, (LIBOR USD 3 Month +
1.20%), 1.50%, 07/29/30
(a)(b)
.......... 3,500 3,504,057
Madison Park Funding XXVII Ltd., Series
2018-27A, Class C, (LIBOR USD 3 Month +
2.60%), 2.85%, 04/20/30
(a)(b)
.......... 1,000 984,508
Madison Park Funding XXXI Ltd.
(a)(b)
Series 2018-31A, Class C, (LIBOR USD 3
Month + 2.15%), 2.41%, 01/23/31 .... 600 600,027
Series 2018-31A, Class D, (LIBOR USD 3
Month + 3.00%), 3.26%, 01/23/31 .... 750 748,537
Madison Park Funding XXXIII Ltd.
(a)(b)
Series 2019-33A, Class BR, (3 Month CME
Term SOFR + 1.80%), 1.96%, 10/15/32 . 6,000 6,000,000
Series 2019-33A, Class CR, (3 Month CME
Term SOFR + 2.20%), 2.36%, 10/15/32 . 4,750 4,750,000
Series 2019-33A, Class DR, (3 Month CME
Term SOFR + 3.10%), 3.26%, 10/15/32 . 2,000 2,000,000
Marble Point CLO XI Ltd., Series 2017-2A,
Class B, (LIBOR USD 3 Month + 1.50%),
1.74%, 12/18/30
(a)(b)
................ 1,500 1,496,661
Marino Park CLO DAC, Series 1X, Class D,
(EURIBOR 3 Month + 5.67%), 5.67%,
01/16/34
(a)(d)
..................... EUR 100 110,771
MASTR Asset-Backed Securities Trust, Series
2006-AM2, Class A4, (LIBOR USD 1 Month
+ 0.52%), 0.63%, 06/25/36
(a)(b)
......... USD 2,333 2,249,450
Milos CLO Ltd.
(a)(b)
Series 2017-1A, Class BR, (LIBOR USD 3
Month + 1.55%), 1.80%, 10/20/30 .... 5,862 5,849,299
Series 2017-1A, Class CR, (LIBOR USD 3
Month + 1.90%), 2.15%, 10/20/30 .... 2,000 1,994,152
Morgan Stanley Mortgage Loan Trust, Series
2007-1XS, Class 2A3, 5.92%, 09/25/46
(e)
.. 631 218,471
Neuberger Berman CLO XVIII Ltd.
(a)(b)
Series 2014-18A, Class BR2, (LIBOR USD 3
Month + 2.15%), 2.41%, 10/21/30 .... 1,500 1,500,051
Series 2014-18A, Class CR2, (LIBOR USD 3
Month + 3.00%), 3.26%, 10/21/30 .... 1,250 1,232,465
Neuberger Berman CLO XX Ltd., Series 2015-
20A, Class ERR, (LIBOR USD 3 Month +
6.50%), 6.74%, 07/15/34
(a)(b)
.......... 2,600 2,581,408
Neuberger Berman CLO XXI Ltd., Series 2016-
21A, Class DR2, (LIBOR USD 3 Month +
3.30%), 3.55%, 04/20/34
(a)(b)
.......... 1,000 1,003,555
Neuberger Berman CLO XXII Ltd.
(a)(b)
Series 2016-22A, Class BR, (LIBOR USD 3
Month + 1.65%), 1.89%, 10/17/30 .... 800 799,998
Series 2016-22A, Class CR, (LIBOR USD 3
Month + 2.20%), 2.44%, 10/17/30 .... 1,000 1,000,592
Neuberger Berman CLO XXIII Ltd.
(a)(b)
Series 2016-23A, Class CR, (LIBOR USD 3
Month + 2.15%), 2.39%, 10/17/27 .... 4,400 4,404,365
Series 2016-23A, Class DR, (LIBOR USD 3
Month + 2.90%), 3.14%, 10/17/27 .... 1,100 1,095,129
Neuberger Berman Loan Advisers CLO 26
Ltd.
(a)(b)
Series 2017-26A, Class C, (LIBOR USD 3
Month + 1.75%), 1.99%, 10/18/30 .... 2,000 1,995,150
Series 2017-26A, Class D, (LIBOR USD 3
Month + 2.65%), 2.89%, 10/18/30 .... 3,250 3,208,260

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Neuberger Berman Loan Advisers CLO 29 Ltd.,
Series 2018-29A, Class D, (LIBOR USD 3
Month + 3.10%), 3.35%, 10/19/31
(a)(b)
.... USD 500 $ 498,950
Neuberger Berman Loan Advisers CLO 34 Ltd.,
Series 2019-34A, Class C1, (LIBOR USD 3
Month + 2.60%), 2.85%, 01/20/33
(a)(b)
.... 665 666,054
Neuberger Berman Loan Advisers CLO 37 Ltd.,
Series 2020-37A, Class CR, (LIBOR USD 3
Month + 1.80%), 2.05%, 07/20/31
(a)(b)
.... 1,563 1,558,231
Neuberger Berman Loan Advisers CLO 40 Ltd.,
Series 2021-40A, Class C, (LIBOR USD 3
Month + 1.75%), 1.99%, 04/16/33
(a)(b)
.... 1,000 996,488
Neuberger Berman Loan Advisers CLO Ltd.,
Series 2018-27A, Class D, (LIBOR USD 3
Month + 2.60%), 2.84%, 01/15/30
(a)(b)
.... 1,000 991,440
Neuberger Berman Loan Advisers Euro CLO,
Series 2021-1X, Class E, (EURIBOR 3
Month + 5.52%), 5.52%, 04/17/34
(a)(d)
.... EUR 188 201,820
Newark BSL CLO 1 Ltd., Series 2016-1A,
Class A1R, (LIBOR USD 3 Month + 1.10%),
1.37%, 12/21/29
(a)(b)
................ USD 4,750 4,754,602
North Westerly VII ESG CLO DAC, Series
VII-X, Class E, (EURIBOR 3 Month +
5.66%), 5.66%, 05/15/34
(a)(d)
.......... EUR 100 109,623
Northwoods Capital 21 Euro DAC, Series
2020-21X, Class ER, (EURIBOR 3 Month +
6.06%), 6.06%, 07/22/34
(a)(d)
.......... 200 221,223
Northwoods Capital 23 Euro DAC, Series 2021-
23X, Class E, (EURIBOR 3 Month + 6.21%),
6.21%, 03/15/34
(a)(d)
................ 200 223,122
Oakwood Mortgage Investors, Inc.
Series 1998-D, Class M1, 7.42%, 01/15/29
(b)
USD 623 636,029
Series 1999-C, Class A2, 7.48%, 08/15/27 . 3,177 2,906,733
Series 2001-D, Class A3, 5.90%, 09/15/22
(a)
352 232,885
Series 2002-B, Class A4, 7.09%, 06/15/32
(a)
26 26,852
OCP CLO Ltd.
(a)(b)
Series 2014-5A, Class CR, (LIBOR USD 3
Month + 2.90%), 3.17%, 04/26/31 .... 3,100 3,018,282
Series 2014-6A, Class A1R, (LIBOR USD 3
Month + 1.26%), 1.50%, 10/17/30 .... 10,800 10,804,670
Series 2014-6A, Class A2R, (LIBOR USD 3
Month + 1.72%), 1.96%, 10/17/30 .... 7,500 7,501,702
Series 2015-9A, Class CR, (LIBOR USD 3
Month + 2.70%), 2.94%, 07/15/27 .... 2,000 2,001,923
Series 2015-10A, Class CR2, (LIBOR USD 3
Month + 2.05%), 2.18%, 01/26/34
(c)
... 3,700 3,700,000
Series 2015-10A, Class DR2, (LIBOR USD 3
Month + 2.95%), 3.08%, 01/26/34 .... 2,000 2,000,063
Series 2016-11A, Class A1AR, (LIBOR USD
3 Month + 1.27%), 1.54%, 10/26/30 ... 1,000 1,000,524
Series 2016-12A, Class CR, (LIBOR USD 3
Month + 3.00%), 3.24%, 10/18/28 .... 1,000 1,000,759
Series 2018-15A, Class A3, (LIBOR USD 3
Month + 1.70%), 1.95%, 07/20/31 .... 1,000 1,000,213
Series 2019-16A, Class CR, (LIBOR USD 3
Month + 1.85%), 2.08%, 04/10/33 .... 2,500 2,489,596
Series 2019-17A, Class CR, (LIBOR USD 3
Month + 2.00%), 2.25%, 07/20/32 .... 6,000 5,982,032
Series 2019-17A, Class DR, (LIBOR USD 3
Month + 3.10%), 3.35%, 07/20/32 .... 1,500 1,486,417
Series 2020-19A, Class CR, (LIBOR USD 3
Month + 2.10%), 2.35%, 10/20/34 .... 7,500 7,501,282
Series 2020-19A, Class DR, (LIBOR USD 3
Month + 3.15%), 3.40%, 10/20/34 .... 1,000 994,048
Series 2021-22A, Class C, (LIBOR USD 3
Month + 2.05%), 2.17%, 12/02/34 .... 4,500 4,499,930
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2021-22A, Class D, (LIBOR USD 3
Month + 3.10%), 3.22%, 12/02/34 .... USD 1,250 $ 1,250,056
OCP Euro CLO DAC
(a)(d)
Series 2017-2X, Class E, (EURIBOR 3
Month + 5.00%), 5.00%, 01/15/32 .... EUR 298 325,695
Series 2017-2X, Class F, (EURIBOR 3
Month + 6.40%), 6.40%, 01/15/32 .... 200 218,575
Series 2019-3X, Class ER, (EURIBOR 3
Month + 6.02%), 6.02%, 04/20/33 .... 400 440,058
Octagon Investment Partners 26 Ltd.
(a)(b)
Series 2016-1A, Class BR, (LIBOR USD 3
Month + 1.60%), 1.84%, 07/15/30 .... USD 6,000 5,974,166
Series 2016-1A, Class CR, (LIBOR USD 3
Month + 1.80%), 2.04%, 07/15/30 .... 2,250 2,231,104
Series 2016-1A, Class DR, (LIBOR USD 3
Month + 2.85%), 3.09%, 07/15/30 .... 1,250 1,231,556
Octagon Investment Partners 27 Ltd., Series
2016-1A, Class CR, (LIBOR USD 3 Month +
2.10%), 2.34%, 07/15/30
(a)(b)
.......... 1,500 1,492,101
Octagon Investment Partners 28 Ltd., Series
2016-1A, Class C1R, (LIBOR USD 3 Month
+ 2.25%), 2.51%, 10/24/30
(a)(b)
......... 4,000 4,000,176
Octagon Investment Partners 29 Ltd., Series
2016-1A, Class DR, (LIBOR USD 3 Month +
3.10%), 3.36%, 01/24/33
(a)(b)
.......... 1,532 1,532,212
Octagon Investment Partners 34 Ltd., Series
2017-1A, Class B1, (LIBOR USD 3 Month +
1.40%), 1.65%, 01/20/30
(a)(b)
.......... 2,000 1,986,868
Octagon Investment Partners 35 Ltd., Series
2018-1A, Class C, (LIBOR USD 3 Month +
2.60%), 2.85%, 01/20/31
(a)(b)
.......... 1,000 985,160
Octagon Investment Partners 40 Ltd.
(a)(b)
Series 2019-1A, Class C1R, (LIBOR USD 3
Month + 2.15%), 2.40%, 01/20/35 .... 3,000 3,000,000
Series 2019-1A, Class DR, (LIBOR USD 3
Month + 3.35%), 3.60%, 01/20/35 .... 3,000 2,975,100
Octagon Investment Partners 41 Ltd.
(a)(b)
Series 2019-2A, Class B1R, (LIBOR USD 3
Month + 1.70%), 1.94%, 10/15/33 .... 8,500 8,500,000
Series 2019-2A, Class CR, (LIBOR USD 3
Month + 2.15%), 2.39%, 10/15/33 .... 3,800 3,800,000
Series 2019-2A, Class DR, (LIBOR USD 3
Month + 3.20%), 3.44%, 10/15/33 .... 4,250 4,250,000
Octagon Loan Funding Ltd.
(a)(b)
Series 2014-1A, Class ARR, (LIBOR USD 3
Month + 1.18%), 1.34%, 11/18/31 .... 13,212 13,212,197
Series 2014-1A, Class BRR, (LIBOR USD 3
Month + 1.70%), 1.86%, 11/18/31 .... 1,500 1,499,994
Series 2014-1A, Class CRR, (LIBOR USD 3
Month + 2.20%), 2.36%, 11/18/31 .... 1,000 999,994
OHA Credit Funding 2 Ltd., Series 2019-2A,
Class CR, (LIBOR USD 3 Month + 2.20%),
2.46%, 04/21/34
(a)(b)
................ 1,500 1,503,167
OHA Credit Funding 6 Ltd, Series 2020-6A,
Class DR, (LIBOR USD 3 Month + 3.15%),
3.40%, 07/20/34
(a)(b)
................ 1,000 985,156
OHA Credit Funding 7 Ltd., Series 2020-7A,
Class C, (LIBOR USD 3 Month + 2.40%),
2.65%, 10/19/32
(a)(b)
................ 5,000 5,003,822
OHA Credit Partners VII Ltd., Series 2012-7A,
Class D1R3, (LIBOR USD 3 Month +
2.90%), 3.06%, 02/20/34
(a)(b)
.......... 5,000 4,982,159
OHA Credit Partners XI Ltd., Series 2015-11A,
Class DR, (LIBOR USD 3 Month + 2.95%),
3.20%, 01/20/32
(a)(b)
................ 400 398,847

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
OHA Credit Partners XIV Ltd., Series 2017-14A,
Class B, (LIBOR USD 3 Month + 1.50%),
1.76%, 01/21/30
(a)(b)
................ USD 1,000 $ 996,277
Palmer Square CLO Ltd.
(a)(b)
Series 2013-2A, Class BR3, (LIBOR USD 3
Month + 1.85%), 2.10%, 10/17/31 .... 2,950 2,935,555
Series 2014-1A, Class CR2, (LIBOR USD 3
Month + 2.65%), 2.89%, 01/17/31 .... 500 497,361
Series 2015-1A, Class CR4, (LIBOR USD 3
Month + 2.85%), 3.01%, 05/21/34 .... 4,100 4,068,930
Series 2015-2A, Class A1R2, (LIBOR USD 3
Month + 1.10%), 1.35%, 07/20/30 .... 8,000 8,000,000
Series 2015-2A, Class CR2, (LIBOR USD 3
Month + 2.75%), 3.00%, 07/20/30 .... 1,400 1,396,820
Series 2018-1A, Class A2, (LIBOR USD 3
Month + 1.45%), 1.69%, 04/18/31 .... 10,000 9,986,479
Series 2018-1A, Class B, (LIBOR USD 3
Month + 1.75%), 1.99%, 04/18/31 .... 2,000 1,990,011
Series 2018-2A, Class A2, (LIBOR USD 3
Month + 1.65%), 1.89%, 07/16/31 .... 1,000 1,000,054
Series 2019-1A, Class A1R, (LIBOR USD 3
Month + 1.15%), 1.30%, 11/14/34
(c)
... 7,000 7,001,400
Series 2019-1A, Class A2R, (LIBOR USD 3
Month + 1.70%), 1.85%, 11/14/34
(c)
... 7,000 7,001,400
Series 2019-1A, Class BR, (LIBOR USD 3
Month + 2.00%), 2.15%, 11/14/34
(c)
... 2,500 2,500,500
Series 2019-1A, Class CR, (LIBOR USD 3
Month + 3.05%), 3.20%, 11/14/34
(c)
... 3,750 3,750,750
Series 2020-3A, Class BR, (LIBOR USD 3
Month + 1.95%), 2.08%, 11/15/31 .... 2,000 2,000,000
Series 2020-3A, Class CR, (LIBOR USD 3
Month + 2.95%), 3.08%, 11/15/31 .... 1,500 1,500,000
Series 2021-1A, Class B, (LIBOR USD 3
Month + 1.70%), 1.95%, 04/20/34 .... 7,000 6,871,533
Series 2021-2A, Class C, (LIBOR USD 3
Month + 1.80%), 2.04%, 07/15/34 .... 2,000 1,977,467
Series 2021-2A, Class D, (LIBOR USD 3
Month + 2.90%), 3.14%, 07/15/34 .... 4,000 3,984,006
Series 2021-3A, Class B, (LIBOR USD 3
Month + 1.65%), 1.88%, 01/15/35 .... 7,000 6,999,861
Series 2021-3A, Class C, (LIBOR USD 3
Month + 1.95%), 2.18%, 01/15/35 .... 5,000 4,995,914
Series 2021-3A, Class D, (LIBOR USD 3
Month + 2.95%), 3.18%, 01/15/35 .... 2,000 2,000,035
Series 2021-4A, Class B, (LIBOR USD 3
Month + 1.65%), 1.79%, 10/15/34 .... 7,250 7,257,951
Series 2021-4A, Class C, (LIBOR USD 3
Month + 1.95%), 2.09%, 10/15/34 .... 4,000 3,997,624
Series 2021-4A, Class D, (LIBOR USD 3
Month + 2.95%), 3.09%, 10/15/34 .... 6,000 6,000,232
Series 2022-1A, Class B, (3 Month CME
Term SOFR + 1.80%), 0.00%, 04/20/35 . 1,000 1,000,000
Series 2022-1A, Class C, (3 Month CME
Term SOFR + 2.05%), 0.00%, 04/20/35 . 3,500 3,500,000
Series 2022-1A, Class D, (3 Month CME
Term SOFR + 3.05%), 0.00%, 04/20/35 . 3,250 3,248,375
Series 2022-1A, Class E, (3 Month CME
Term SOFR + 6.35%), 0.00%, 04/20/35 . 2,000 1,999,400
Palmer Square Loan Funding Ltd.
(a)(b)
Series 2019-1A, Class A2, (LIBOR USD 3
Month + 1.65%), 1.90%, 04/20/27 .... 7,500 7,500,391
Series 2019-1A, Class C, (LIBOR USD 3
Month + 3.15%), 3.40%, 04/20/27 .... 5,000 5,000,637
Series 2020-2A, Class B, (LIBOR USD 3
Month + 2.25%), 2.50%, 04/20/28 .... 2,000 2,000,698
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Park Avenue Institutional Advisers CLO Ltd.
(a)(b)
Series 2016-1A, Class A2R, (LIBOR USD 3
Month + 1.80%), 1.96%, 08/23/31 .... USD 2,600 $ 2,599,904
Series 2018-1A, Class A2R, (LIBOR USD 3
Month + 1.60%), 1.85%, 10/20/31 .... 4,700 4,696,672
Series 2019-1A, Class C, (LIBOR USD 3
Month + 3.85%), 4.01%, 05/15/32 .... 2,500 2,501,051
Series 2021-2A, Class C, (LIBOR USD 3
Month + 2.25%), 2.35%, 07/15/34 .... 6,000 5,981,660
Pikes Peak CLO 2
(a)(b)
Series 2018-2A, Class B1R, (LIBOR USD 3
Month + 1.75%), 1.96%, 10/18/34 .... 5,000 5,000,000
Series 2018-2A, Class CR, (LIBOR USD 3
Month + 2.25%), 2.46%, 10/18/34 .... 2,350 2,350,000
Pikes Peak CLO 6, Series 2020-6A, Class BR2,
(LIBOR USD 3 Month + 1.70%), 1.86%,
05/18/34
(a)(b)
..................... 1,000 996,615
Pikes Peak CLO 8, Series 2021-8A, Class B,
(LIBOR USD 3 Month + 1.75%), 2.00%,
07/20/34
(a)(b)
..................... 2,000 1,999,996
Pikes Peak CLO 9, Series 2021-9A, Class B,
(LIBOR USD 3 Month + 1.75%), 1.88%,
10/27/34
(a)(b)
..................... 7,000 6,999,928
Post CLO Ltd.
(a)(b)
Series 2021-1A, Class B, (LIBOR USD 3
Month + 1.75%), 1.88%, 10/15/34 .... 10,000 9,994,475
Series 2021-1A, Class C, (LIBOR USD 3
Month + 2.20%), 2.33%, 10/15/34 .... 3,500 3,500,126
Series 2021-1A, Class D, (LIBOR USD 3
Month + 3.30%), 3.43%, 10/15/34 .... 1,200 1,199,789
PPM CLO 4 Ltd.
(a)(b)
Series 2020-4A, Class BR, (LIBOR USD 3
Month + 1.65%), 1.89%, 10/18/34 .... 3,000 2,978,504
Series 2020-4A, Class CR, (LIBOR USD 3
Month + 2.10%), 2.34%, 10/18/34 .... 1,250 1,250,000
Progress Residential Trust
(b)
Series 2019-SFR2, Class F, 4.84%,
05/17/36 ..................... 5,580 5,590,964
Series 2019-SFR3, Class F, 3.87%,
09/17/36 ..................... 3,000 2,994,052
Series 2019-SFR4, Class E, 3.44%,
10/17/36 ..................... 12,500 12,475,912
Series 2020-SFR1, Class F, 3.43%,
04/17/37 ..................... 5,500 5,450,960
Series 2020-SFR1, Class G, 4.03%,
04/17/37 ..................... 3,500 3,494,556
Series 2021-SFR10, Class F, 4.61%,
12/17/40 ..................... 8,500 8,326,191
Series 2021-SFR10, Class G, 4.86%,
12/17/40 ..................... 6,000 5,354,833
Series 2021-SFR7, Class F, 3.83%,
08/17/40 ..................... 7,777 7,458,568
Series 2021-SFR8, Class F, 3.18%,
10/17/38 ..................... 22,000 21,164,119
Series 2021-SFR8, Class G, 4.01%,
10/17/38 ..................... 10,000 9,769,550
Providus CLO III DAC, Series 3X, Class ER,
(EURIBOR 3 Month + 6.26%), 6.26%,
07/18/34
(a)(d)
..................... EUR 300 336,053
Providus CLO V DAC, Series 5X, Class E,
(EURIBOR 3 Month + 5.29%), 5.29%,
02/15/35
(a)(d)
..................... 171 182,995
Rad CLO 12 Ltd.
(a)(b)
Series 2021-12A, Class C, (LIBOR USD 3
Month + 2.05%), 2.19%, 10/30/34 .... USD 1,375 1,374,475

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2021-12A, Class D, (LIBOR USD 3
Month + 3.05%), 3.19%, 10/30/34 .... USD 3,375 $ 3,373,875
Rad CLO 14 Ltd.
(a)(b)
Series 2021-14A, Class C, (LIBOR USD 3
Month + 2.00%), 2.23%, 01/15/35 .... 3,500 3,500,000
Series 2021-14A, Class D, (LIBOR USD 3
Month + 3.00%), 3.23%, 01/15/35 .... 1,000 1,000,022
Rad CLO 15 Ltd.
(a)(b)
Series 2021-15A, Class B, (LIBOR USD 3
Month + 1.65%), 1.90%, 01/20/34 .... 7,000 6,999,876
Series 2021-15A, Class C, (LIBOR USD 3
Month + 2.05%), 2.30%, 01/20/34 .... 1,650 1,649,957
Series 2021-15A, Class D, (LIBOR USD 3
Month + 3.05%), 3.30%, 01/20/34 .... 1,800 1,800,013
Regata XII Funding Ltd.
(a)(b)
Series 2019-1A, Class AR, (LIBOR USD 3
Month + 1.10%), 1.34%, 10/15/32 .... 10,000 10,004,000
Series 2019-1A, Class DR, (LIBOR USD 3
Month + 3.10%), 3.34%, 10/15/32 .... 1,000 999,998
Regatta Funding LP, Series 2013-2A, Class
CR2, (LIBOR USD 3 Month + 3.70%),
3.94%, 01/15/29
(a)(b)
................ 4,500 4,499,579
Regatta IX Funding Ltd.
(a)(b)
Series 2017-1A, Class B, (LIBOR USD 3
Month + 1.80%), 2.04%, 04/17/30 .... 10,000 10,000,889
Series 2017-1A, Class C, (LIBOR USD 3
Month + 2.45%), 2.69%, 04/17/30 .... 1,000 1,000,201
Regatta VI Funding Ltd., Series 2016-1A,
Class CR2, (LIBOR USD 3 Month + 2.15%),
2.40%, 04/20/34
(a)(b)
................ 1,000 998,125
Regatta VII Funding Ltd.
(a)(b)
Series 2016-1A, Class CR2, (LIBOR USD 3
Month + 2.05%), 2.26%, 06/20/34 .... 750 747,302
Series 2016-1A, Class DR2, (LIBOR USD 3
Month + 3.05%), 3.26%, 06/20/34 .... 2,000 1,993,018
Regatta VIII Funding Ltd., Series 2017-1A,
Class A, (LIBOR USD 3 Month + 1.25%),
1.49%, 10/17/30
(a)(b)
................ 3,500 3,500,229
Regatta X Funding Ltd., Series 2017-3A, Class
C, (LIBOR USD 3 Month + 1.80%), 2.04%,
01/17/31
(a)(b)
..................... 1,500 1,484,292
Regatta XIII Funding Ltd., Series 2018-2A,
Class B, (LIBOR USD 3 Month + 2.10%),
2.34%, 07/15/31
(a)(b)
................ 1,250 1,250,113
Regatta XV Funding Ltd., Series 2018-4A,
Class C, (LIBOR USD 3 Month + 3.30%),
3.56%, 10/25/31
(a)(b)
................ 1,000 1,000,351
Regatta XVI Funding Ltd.
(a)(b)
Series 2019-2A, Class B, (LIBOR USD 3
Month + 2.05%), 2.29%, 01/15/33 .... 6,700 6,703,339
Series 2019-2A, Class D, (LIBOR USD 3
Month + 3.90%), 4.14%, 01/15/33 .... 1,000 1,003,628
Regatta XXIII Funding Ltd.
(a)(b)
Series 2021-4A, Class C, (LIBOR USD 3
Month + 2.05%), 2.16%, 01/20/35 .... 3,000 2,999,964
Series 2021-4A, Class D, (LIBOR USD 3
Month + 3.05%), 3.16%, 01/20/35 .... 2,000 2,000,105
Riserva CLO Ltd.
(a)(b)
Series 2016-3A, Class CRR, (LIBOR USD 3
Month + 1.80%), 2.04%, 01/18/34 .... 1,000 985,705
Series 2016-3A, Class DRR, (LIBOR USD 3
Month + 3.25%), 3.49%, 01/18/34 .... 1,250 1,245,549
Rockfield Park CLO DAC, Series 1X, Class
D, (EURIBOR 3 Month + 5.95%), 5.95%,
07/16/34
(a)(d)
..................... EUR 357 394,714
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Rockford Tower CLO Ltd.
(a)(b)
Series 2017-1A, Class BR2A, (LIBOR USD
3 Month + 1.65%), 1.90%, 04/20/34 ... USD 3,500 $ 3,486,335
Series 2017-3A, Class C, (LIBOR USD 3
Month + 1.80%), 2.05%, 10/20/30 .... 2,300 2,294,538
Series 2018-1A, Class B, (LIBOR USD 3
Month + 1.72%), 1.88%, 05/20/31 .... 1,000 998,667
Series 2018-2A, Class A, (LIBOR USD 3
Month + 1.16%), 1.41%, 10/20/31 .... 3,500 3,502,389
Series 2018-2A, Class B, (LIBOR USD 3
Month + 1.80%), 2.05%, 10/20/31 .... 1,125 1,126,723
Series 2018-2A, Class C, (LIBOR USD 3
Month + 2.20%), 2.45%, 10/20/31 .... 700 702,117
Series 2018-2A, Class D, (LIBOR USD 3
Month + 3.10%), 3.35%, 10/20/31 .... 1,600 1,600,170
Series 2019-1A, Class DR, (LIBOR USD 3
Month + 3.10%), 3.35%, 04/20/34 .... 1,500 1,473,088
Series 2019-2A, Class CR, (LIBOR USD 3
Month + 2.00%), 2.16%, 08/20/32 .... 5,500 5,496,769
Series 2019-2A, Class DR, (LIBOR USD 3
Month + 2.90%), 3.06%, 08/20/32 .... 3,500 3,497,764
Series 2021-2A, Class C, (LIBOR USD 3
Month + 2.10%), 2.35%, 07/20/34 .... 2,000 1,992,607
Series 2021-2A, Class D, (LIBOR USD 3
Month + 3.25%), 3.50%, 07/20/34 .... 1,250 1,249,106
Series 2021-3A, Class C, (LIBOR USD 3
Month + 2.15%), 2.28%, 10/20/34 .... 3,000 3,000,219
Rockford Tower Europe CLO DAC, Series
2021-1X, Class E, (EURIBOR 3 Month +
5.96%), 5.96%, 04/20/34
(a)(d)
.......... EUR 300 330,513
RR 5 Ltd., Series 2018-5A, Class B, (LIBOR
USD 3 Month + 2.25%), 2.49%, 10/15/31
(a)(b)
USD 1,250 1,250,005
RR 7 Ltd., Series 2019-7A, Class A1A, (LIBOR
USD 3 Month + 1.35%), 1.59%, 01/15/33
(a)(b)
3,700 3,699,996
Signal Peak CLO 2 LLC, Series 2015-1A,
Class CR2, (LIBOR USD 3 Month + 1.90%),
2.15%, 04/20/29
(a)(b)
................ 2,000 1,999,496
Signal Peak CLO 4 Ltd.
(a)(b)
Series 2017-4A, Class CR, (LIBOR USD 3
Month + 2.15%), 2.27%, 10/26/34 .... 5,000 5,000,000
Series 2017-4A, Class DR, (LIBOR USD 3
Month + 3.20%), 3.32%, 10/26/34 .... 2,300 2,300,000
Signal Peak CLO 7 Ltd.
(a)(b)
Series 2019-1A, Class A, (LIBOR USD 3
Month + 1.50%), 1.80%, 04/30/32 .... 5,000 5,000,207
Series 2019-1A, Class B, (LIBOR USD 3
Month + 2.00%), 2.30%, 04/30/32 .... 5,000 4,999,599
Signal Peak CLO 9 Ltd.
(a)(b)
Series 2021-9A, Class B, (LIBOR USD 3
Month + 1.70%), 1.96%, 07/21/34 .... 9,500 9,493,064
Series 2021-9A, Class C, (LIBOR USD 3
Month + 2.05%), 2.31%, 07/21/34 .... 2,000 1,985,207
Sixth Street CLO XIX Ltd.
(a)(b)
Series 2021-19A, Class B, (LIBOR USD 3
Month + 1.70%), 1.95%, 07/20/34 .... 3,000 3,000,034
Series 2021-19A, Class C, (LIBOR USD 3
Month + 2.00%), 2.25%, 07/20/34 .... 1,000 988,767
Series 2021-19A, Class D, (LIBOR USD 3
Month + 3.00%), 3.25%, 07/20/34 .... 4,000 3,998,301
Sixth Street CLO XVII Ltd., Series 2021-17A,
Class A, (LIBOR USD 3 Month + 1.24%),
1.49%, 01/20/34
(a)(b)
................ 8,500 8,499,997
Sound Point CLO XXI Ltd., Series 2018-3A,
Class A1A, (LIBOR USD 3 Month + 1.18%),
1.30%, 10/26/31
(a)(b)
................ 6,600 6,600,000

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Sound Point CLO XXIII, Series 2019-2A, Class
CR, (LIBOR USD 3 Month + 2.25%), 2.49%,
07/15/34
(a)(b)
..................... USD 2,250 $ 2,253,574
Sound Point CLO XXIX Ltd., Series 2021-1A,
Class B1, (LIBOR USD 3 Month + 1.70%),
1.96%, 04/25/34
(a)(b)
................ 3,350 3,338,807
Sound Point CLO XXVIII Ltd., Series 2020-3A,
Class A1, (LIBOR USD 3 Month + 1.28%),
1.54%, 01/25/32
(a)(b)
................ 1,500 1,501,151
Sound Point CLO XXXIII Ltd. 2022-1a B
Floating, Series 2022-1A, Class B, (3
Month CME Term SOFR + 1.90%), 0.00%,
04/20/35
(a)(b)
..................... 5,200 5,200,000
Sound Point Euro CLO V Funding DAC, Series
5X, Class E, (EURIBOR 3 Month + 5.84%),
5.84%, 07/25/35
(a)(d)
................ EUR 300 328,693
Southwick Park CLO LLC
(a)(b)
Series 2019-4A, Class CR, (LIBOR USD 3
Month + 1.95%), 2.20%, 07/20/32 .... USD 2,550 2,534,930
Series 2019-4A, Class ER, (LIBOR USD 3
Month + 6.25%), 6.50%, 07/20/32 .... 1,000 990,243
Stewart Park CLO Ltd., Series 2015-1A, Class
DR, (LIBOR USD 3 Month + 2.60%), 2.84%,
01/15/30
(a)(b)
..................... 1,700 1,683,371
Structured Asset Securities Corp. Mortgage
Loan Trust
(a)
Series 2006-BC3, Class A1, (LIBOR USD 1
Month + 0.32%), 0.43%, 10/25/36 .... 6,048 4,847,634
Series 2007-MN1A, Class A1, (LIBOR USD
1 Month + 0.23%), 0.34%, 01/25/37
(b)
.. 1,582 1,123,828
Symphony CLO XX Ltd., Series 2018-20A,
Class DR, (LIBOR USD 3 Month + 3.75%),
3.99%, 01/16/32
(a)(b)
................ 2,750 2,776,686
Taconic Park CLO Ltd., Series 2016-1A, Class
A1R, (LIBOR USD 3 Month + 1.00%),
1.25%, 01/20/29
(a)(b)
................ 575 574,804
Tallman Park CLO Ltd., Series 2021-1A, Class
C, (LIBOR USD 3 Month + 1.95%), 2.20%,
04/20/34
(a)(b)
..................... 830 824,005
TCI-Flatiron CLO Ltd.
(a)(b)
Series 2017-1A, Class C, (LIBOR USD 3
Month + 1.85%), 2.01%, 11/18/30 .... 1,250 1,250,083
Series 2018-1A, Class CR, (LIBOR USD 3
Month + 1.75%), 1.88%, 01/29/32 .... 4,000 3,988,591
Series 2018-1A, Class DR, (LIBOR USD 3
Month + 2.75%), 2.88%, 01/29/32 .... 2,000 2,000,000
TCW CLO Ltd.
(a)(b)
Series 2020-1A, Class CRR, (LIBOR USD 3
Month + 2.05%), 2.30%, 04/20/34 .... 3,500 3,474,432
Series 2020-1A, Class DRR, (LIBOR USD 3
Month + 3.40%), 3.65%, 04/20/34 .... 2,250 2,250,153
Series 2021-1A, Class C, (LIBOR USD 3
Month + 1.90%), 2.15%, 03/18/34 .... 1,000 981,708
Series 2021-2A, Class C, (LIBOR USD 3
Month + 2.10%), 2.36%, 07/25/34 .... 2,500 2,481,391
Series 2021-2A, Class D, (LIBOR USD 3
Month + 3.25%), 3.51%, 07/25/34 .... 5,000 4,996,409
TIAA CLO IV Ltd., Series 2018-1A, Class A2,
(LIBOR USD 3 Month + 1.70%), 1.95%,
01/20/32
(a)(b)
..................... 1,000 997,352
TICP CLO IX Ltd.
(a)(b)
Series 2017-9A, Class B, (LIBOR USD 3
Month + 1.60%), 1.85%, 01/20/31 .... 1,000 1,000,659
Series 2017-9A, Class D, (LIBOR USD 3
Month + 2.90%), 3.15%, 01/20/31 .... 1,000 999,610
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
TICP CLO V Ltd., Series 2016-5A, Class DR,
(LIBOR USD 3 Month + 3.15%), 3.39%,
07/17/31
(a)(b)
..................... USD 2,500 $ 2,508,502
TICP CLO VI Ltd.
(a)(b)
Series 2016-6A, Class BR2, (LIBOR USD 3
Month + 1.50%), 1.74%, 01/15/34 .... 2,000 1,980,441
Series 2016-6A, Class CR2, (LIBOR USD 3
Month + 1.90%), 2.14%, 01/15/34 .... 1,650 1,648,021
TICP CLO VII Ltd.
(a)(b)
Series 2017-7A, Class BR, (LIBOR USD 3
Month + 1.70%), 1.94%, 04/15/33 .... 2,000 2,000,387
Series 2017-7A, Class CR, (LIBOR USD 3
Month + 2.15%), 2.39%, 04/15/33 .... 6,500 6,499,973
Series 2017-7A, Class DR, (LIBOR USD 3
Month + 3.20%), 3.44%, 04/15/33 .... 4,000 4,001,884
TICP CLO XI Ltd.
(a)(b)
Series 2018-11A, Class A, (LIBOR USD 3
Month + 1.18%), 1.43%, 10/20/31 .... 8,545 8,546,381
Series 2018-11A, Class D, (LIBOR USD 3
Month + 3.05%), 3.30%, 10/20/31 .... 1,100 1,100,055
TICP CLO XII Ltd.
(a)(b)
Series 2018-12A, Class CR, (LIBOR USD 3
Month + 2.10%), 2.34%, 07/15/34 .... 10,250 10,248,073
Series 2018-12A, Class DR, (LIBOR USD 3
Month + 3.30%), 3.54%, 07/15/34 .... 1,500 1,483,605
TICP CLO XIV Ltd., Series 2019-14A, Class
BR, (LIBOR USD 3 Month + 2.20%), 2.45%,
10/20/32
(a)(b)
..................... 3,250 3,250,000
Treman Park CLO Ltd., Series 2015-1A, Class
DRR, (LIBOR USD 3 Month + 2.65%),
2.90%, 10/20/28
(a)(b)
................ 1,000 1,002,043
Trestles CLO Ltd., Series 2020-3A, Class C,
(LIBOR USD 3 Month + 2.25%), 2.50%,
01/20/33
(a)(b)
..................... 1,450 1,450,005
Tricon American Homes Trust
(b)
Series 2019-SFR1, Class E, 3.40%,
03/17/38 ..................... 7,000 6,919,765
Series 2020-SFR2, Class E2, 3.08%,
11/17/39 ..................... 1,000 970,394
Tricon Residential Trust
(b)
Series 2021-SFR1, Class F, 3.69%,
07/17/38 ..................... 5,500 5,384,492
Series 2021-SFR1, Class G, 4.13%,
07/17/38 ..................... 3,551 3,421,197
Upland CLO Ltd., Series 2016-1A, Class CR,
(LIBOR USD 3 Month + 2.90%), 3.15%,
04/20/31
(a)(b)
..................... 1,500 1,475,020
Voya CLO Ltd.
(a)(b)
Series 2014-1A, Class BR2, (LIBOR USD 3
Month + 1.90%), 2.14%, 04/18/31 .... 1,000 993,892
Series 2014-4A, Class BR2, (LIBOR USD 3
Month + 2.09%), 2.33%, 07/14/31 .... 500 495,645
Series 2016-3A, Class A1R, (LIBOR USD 3
Month + 1.19%), 1.43%, 10/18/31 .... 500 500,016
Voya Euro CLO II DAC, Series 2X, Class ER,
(EURIBOR 3 Month + 6.02%), 6.02%,
07/15/35
(a)(d)
..................... EUR 390 431,261
Wachovia Asset Securitization Issuance II LLC
Trust, Series 2007-HE1, Class A, (LIBOR
USD 1 Month + 0.14%), 0.25%, 07/25/37
(a)(b)
USD 1,760 1,713,920
Washington Mutual Asset-Backed
CertificatesTrust, Series 2006-HE5, Class
1A, (LIBOR USD 1 Month + 0.16%), 0.26%,
10/25/36
(a)
...................... 13,505 11,667,038

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Webster Park CLO Ltd., Series 2015-1A, Class
A1BR, (LIBOR USD 3 Month + 1.35%),
1.60%, 07/20/30
(a)(b)
................ USD 3,800 $ 3,796,628
Wellman Park CLO Ltd., Series 2021-1A, Class
B, (LIBOR USD 3 Month + 1.60%), 1.84%,
07/15/34
(a)(b)
..................... 7,000 7,005,543
Whetstone Park CLO Ltd., Series 2021-1A,
Class D, (LIBOR USD 3 Month + 2.90%),
2.90%, 01/20/35
(a)(b)
................ 2,500 2,500,435
Whitebox CLO I Ltd.
(a)(b)
Series 2019-1A, Class ANBR, (LIBOR USD
3 Month + 1.70%), 1.96%, 07/24/32 ... 6,840 6,839,938
Series 2019-1A, Class BR, (LIBOR USD 3
Month + 2.05%), 2.31%, 07/24/32 .... 5,000 4,990,679
York CLO-1 Ltd., Series 2014-1A, Class BRR,
(LIBOR USD 3 Month + 1.65%), 1.91%,
10/22/29
(a)(b)
..................... 2,100 2,099,281
York CLO-2 Ltd., Series 2015-1A, Class AR,
(LIBOR USD 3 Month + 1.15%), 1.41%,
01/22/31
(a)(b)
..................... 7,660 7,659,992
York CLO-3 Ltd., Series 2016-1A, Class DR,
(LIBOR USD 3 Month + 3.60%), 3.85%,
10/20/29
(a)(b)
..................... 2,000 2,000,749
York CLO-7 Ltd., Series 2019-2A, Class A1,
(LIBOR USD 3 Month + 1.37%), 1.63%,
01/22/33
(a)(b)
..................... 3,000 3,002,562
Total Asset-Backed Securities — 8.8%
(Cost: $1,574,895,678) ............................ 1,561,302,478
Shares
Shares
Common Stocks — 24.2%
Aerospace & Defense — 0.0%
Howmet Aerospace, Inc. ............... 7,247 225,309
L3Harris Technologies, Inc. ............. 2,631 550,642
MTU Aero Engines AG ................ 37,552 7,990,661
TransDigm Group, Inc.
(f)
............... 749 461,526
9,228,138
Air Freight & Logistics — 0.1%
Agility Public Warehousing Co. KSC ....... 182,559 607,665
CH Robinson Worldwide, Inc. ........... 1,991 208,358
DSV Panalpina A/S .................. 33,035 6,712,075
Expeditors International of Washington, Inc. .. 16,409 1,878,502
FedEx Corp. ....................... 2,640 649,071
Sinotrans Ltd., Class A ................ 300,500 193,530
United Parcel Service, Inc., Class B ....... 13,513 2,732,464
ZTO Express Cayman, Inc., ADR ......... 5,306 159,392
13,141,057
Airlines — 0.1%
(f)
Alaska Air Group, Inc. ................. 2,533 138,656
American Airlines Group, Inc. ............ 9,998 164,667
China Eastern Airlines Corp. Ltd., Class H ... 760,000 296,113
Copa Holdings SA, Class A ............. 112,837 9,430,917
Delta Air Lines, Inc. .................. 9,038 358,718
InterGlobe Aviation Ltd.
(b)(d)
............. 424,571 10,634,466
Southwest Airlines Co. ................ 8,131 363,944
United Airlines Holdings, Inc. ............ 5,176 221,947
21,609,428
Auto Components — 0.0%
Aptiv plc
(f)
......................... 3,022 412,745
BorgWarner, Inc. .................... 2,714 119,009
Security
Shares
Shares Value
Auto Components (continued)
Bridgestone Corp. ................... 30,400 $ 1,331,254
1,863,008
Automobiles — 0.1%
Ford Motor Co. ..................... 43,058 874,077
General Motors Co.
(f)
................. 16,012 844,313
Maruti Suzuki India Ltd. ............... 106,025 12,283,419
Tesla, Inc.
(f)
........................ 8,912 8,348,049
22,349,858
Banks — 1.9%
Abu Dhabi Islamic Bank PJSC ........... 184,545 350,305
Agricultural Bank of China Ltd., Class A ..... 942,300 439,252
Agricultural Bank of China Ltd., Class H ..... 1,718,000 653,656
Al Rajhi Bank ...................... 311,798 12,382,308
AMMB Holdings Bhd.
(f)
................ 130,600 101,997
Arab National Bank .................. 25,019 185,153
Axis Bank Ltd.
(f)
..................... 2,116,867 22,169,118
Bandhan Bank Ltd.
(b)(d)
................ 2,258,197 9,618,006
Bank of America Corp. ................ 78,666 3,629,649
Bank of Beijing Co. Ltd., Class A ......... 2,011,500 1,422,525
Bank of China Ltd., Class A ............. 1,140,100 553,997
Bank of China Ltd., Class H ............. 6,732,000 2,624,086
Bank of Communications Co. Ltd., Class A ... 1,075,900 803,469
Bank of Communications Co. Ltd., Class H .. 1,988,000 1,333,435
Bank of the Philippine Islands ........... 70,050 134,781
Bank Rakyat Indonesia Persero Tbk. PT .... 79,164,713 22,533,082
BOC Hong Kong Holdings Ltd. ........... 517,000 1,996,313
Boubyan Bank KSCP
(f)
................ 74,863 199,346
Chang Hwa Commercial Bank Ltd. ........ 594,890 380,774
China CITIC Bank Corp. Ltd., Class H ...... 2,691,000 1,283,862
China Construction Bank Corp., Class H .... 21,233,000 16,293,112
China Everbright Bank Co. Ltd., Class H .... 202,000 75,891
China Merchants Bank Co. Ltd., Class A .... 164,100 1,275,789
CIMB Group Holdings Bhd. ............. 1,392,100 1,734,126
Citigroup, Inc. ...................... 22,139 1,441,692
Citizens Financial Group, Inc. ........... 449,324 23,126,706
Comerica, Inc. ...................... 1,600 148,448
Commercial Bank PSQC (The) ........... 171,546 335,229
Commercial International Bank Egypt SAE
(f)
.. 1,906,256 6,248,240
Credicorp Ltd. ...................... 84,848 12,151,931
CTBC Financial Holding Co. Ltd. ......... 2,735,000 2,749,521
DBS Group Holdings Ltd. .............. 384,300 10,094,359
Dubai Islamic Bank PJSC .............. 418,838 630,108
E.Sun Financial Holding Co. Ltd. ......... 1,931,959 2,031,631
Emirates NBD Bank PJSC .............. 19,319 70,459
Fifth Third Bancorp .................. 8,026 358,200
First Abu Dhabi Bank PJSC ............. 232,206 1,264,377
First Financial Holding Co. Ltd. ........... 2,028,906 1,847,562
First Republic Bank .................. 1,921 333,466
Grupo Financiero Banorte SAB de CV, Class O 2,003,865 12,675,214
HDFC Bank Ltd., ADR ................ 3,588 246,244
Hong Leong Bank Bhd. ................ 62,200 288,300
Hong Leong Financial Group Bhd. ........ 18,200 79,428
Hua Nan Financial Holdings Co. Ltd. ....... 877,572 695,350
Huntington Bancshares, Inc. ............ 15,992 240,839
Industrial & Commercial Bank of China Ltd.,
Class A ........................ 115,100 84,494
Industrial & Commercial Bank of China Ltd.,
Class H ........................ 38,573,000 23,369,284
JPMorgan Chase & Co. ............... 32,641 4,850,453
Kasikornbank PCL, NVDR .............. 2,601,800 11,779,605
KeyCorp .......................... 10,841 271,675
Kuwait Finance House KSCP ............ 471,669 1,412,254
M&T Bank Corp. .................... 114,318 19,363,183
Malayan Banking Bhd. ................ 3,015,600 5,962,323

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Shares
Shares Value
Banks (continued)
Masraf Al Rayan QSC ................. 484,264 $ 649,333
Mediobanca Banca di Credito Finanziario SpA 106,234 1,217,082
Mega Financial Holding Co. Ltd. .......... 1,167,000 1,561,888
Moneta Money Bank A/S
(b)(d)
............ 102,293 441,342
National Bank of Kuwait SAKP ........... 365,461 1,252,775
Nordea Bank Abp ................... 529,026 6,283,606
OTP Bank Nyrt.
(f)
.................... 292,563 16,976,606
People's United Financial, Inc. ........... 4,768 92,404
PNC Financial Services Group, Inc. (The) ... 4,687 965,475
Postal Savings Bank of China Co. Ltd., Class
H
(b)(d)
.......................... 1,365,000 1,137,250
Powszechna Kasa Oszczednosci Bank Polski
SA
(f)
........................... 931,082 10,899,545
Public Bank Bhd. .................... 1,770,400 1,783,332
Qatar International Islamic Bank QSC ...... 93,964 256,813
Qatar Islamic Bank SAQ ............... 79,060 423,514
Qatar National Bank QPSC ............. 202,580 1,209,218
Regions Financial Corp. ............... 51,896 1,190,494
RHB Bank Bhd. ..................... 1,135,500 1,511,351
Sberbank of Russia PJSC, ADR .......... 1,043,829 14,642,818
Signature Bank ..................... 663 201,970
Standard Chartered plc ................ 1,928,981 14,048,303
SVB Financial Group
(f)
................ 639 373,112
Svenska Handelsbanken AB, Class A ...... 388,407 4,139,471
Taishin Financial Holding Co. Ltd. ......... 1,490,422 1,065,852
Taiwan Cooperative Financial Holding Co. Ltd. 900,395 863,894
Truist Financial Corp. ................. 14,802 929,862
US Bancorp ....................... 15,199 884,430
Wells Fargo & Co. ................... 45,787 2,463,341
Zions Bancorp NA ................... 1,913 129,740
333,919,428
Beverages — 0.3%
Ambev SA ........................ 27,804 78,802
Ambev SA, ADR .................... 59,572 168,589
Arca Continental SAB de CV ............ 135,220 798,026
Brown-Forman Corp., Class B ........... 1,967 132,635
Carlsberg A/S, Class B ................ 16,226 2,627,487
Cia Cervecerias Unidas SA ............. 30,347 251,508
Cia Cervecerias Unidas SA, ADR ......... 17,533 292,275
Coca-Cola Co. (The) ................. 69,761 4,256,119
Coca-Cola Femsa SAB de CV ........... 274,239 1,446,309
Constellation Brands, Inc., Class A ........ 1,814 431,279
Diageo plc ........................ 434,196 21,910,137
Fraser & Neave Holdings Bhd. ........... 800 4,721
Kweichow Moutai Co. Ltd., Class A ........ 45,400 13,559,049
Molson Coors Beverage Co., Class B ...... 2,035 96,988
Monster Beverage Corp.
(f)
.............. 4,059 351,996
PepsiCo, Inc. ...................... 15,583 2,703,962
Pernod Ricard SA ................... 1,738 371,757
Shanxi Xinghuacun Fen Wine Factory Co. Ltd.,
Class A ........................ 1,900 82,724
Suntory Beverage & Food Ltd. ........... 5,900 226,552
49,790,915
Biotechnology — 0.2%
3SBio, Inc.
(b)(d)(f)
..................... 1,020,000 807,630
AbbVie, Inc. ....................... 183,613 25,134,784
Amgen, Inc. ....................... 19,143 4,348,141
BeiGene Ltd., ADR
(f)
.................. 996 241,610
Biogen, Inc.
(f)
....................... 1,802 407,252
Gilead Sciences, Inc. ................. 14,999 1,030,131
Incyte Corp.
(f)
...................... 2,571 191,102
Moderna, Inc.
(f)
..................... 3,859 653,444
Regeneron Pharmaceuticals, Inc.
(f)
........ 1,503 914,711
Security
Shares
Shares Value
Biotechnology (continued)
Shanghai RAAS Blood Products Co. Ltd., Class
A ............................ 106,700 $ 112,951
Vertex Pharmaceuticals, Inc.
(f)
........... 2,819 685,158
34,526,914
Building Products — 0.1%
Allegion plc ........................ 914 112,175
AO Smith Corp. ..................... 2,039 155,820
Assa Abloy AB, Class B ............... 31,952 874,913
Carrier Global Corp. .................. 9,440 450,099
Cie de Saint-Gobain .................. 112,437 7,608,328
Fortune Brands Home & Security, Inc. ...... 1,909 179,771
Johnson Controls International plc ........ 8,481 616,314
Kingspan Group plc .................. 3,966 381,756
Lennox International, Inc. .............. 2,844 806,615
Masco Corp. ....................... 11,324 717,149
Trane Technologies plc ................ 2,829 489,700
Xinyi Glass Holdings Ltd. .............. 46,000 121,945
12,514,585
Capital Markets — 0.2%
Ameriprise Financial, Inc. .............. 1,267 385,561
Bank of New York Mellon Corp. (The) ...... 10,200 604,452
Cboe Global Markets, Inc. .............. 1,615 191,426
Charles Schwab Corp. (The) ............ 16,502 1,447,225
CME Group, Inc. .................... 4,277 981,571
FactSet Research Systems, Inc. .......... 2,089 881,328
Franklin Resources, Inc. ............... 3,563 113,909
Goldman Sachs Group, Inc. (The) ........ 3,791 1,344,592
IGM Financial, Inc. ................... 6,517 228,965
Intercontinental Exchange, Inc. .......... 200,650 25,414,329
Invesco Ltd. ....................... 4,259 96,509
MarketAxess Holdings, Inc. ............. 426 146,748
Moody's Corp. ...................... 2,808 963,144
Morgan Stanley ..................... 15,944 1,634,898
MSCI, Inc. ........................ 899 481,972
Nasdaq, Inc. ....................... 1,317 236,020
Northern Trust Corp. .................. 2,730 318,427
Raymond James Financial, Inc. .......... 2,190 231,855
S&P Global, Inc. .................... 9,618 3,993,586
State Street Corp. ................... 4,385 414,383
T. Rowe Price Group, Inc. .............. 2,539 392,098
40,502,998
Chemicals — 0.3%
Air Products & Chemicals, Inc. ........... 2,388 673,703
Albemarle Corp. .................... 50,375 11,119,778
Asahi Kasei Corp. ................... 18,900 186,693
Asian Paints Ltd. .................... 57,382 2,431,622
Berger Paints India Ltd. ............... 61,661 598,488
Celanese Corp. ..................... 1,240 193,080
CF Industries Holdings, Inc. ............. 2,345 161,500
Corteva, Inc. ....................... 8,087 388,823
Dow, Inc. ......................... 26,609 1,589,356
DuPont de Nemours, Inc. .............. 6,219 476,375
Eastman Chemical Co. ................ 1,480 176,016
Ecolab, Inc. ....................... 3,003 568,918
Evonik Industries AG ................. 62,283 2,031,902
FMC Corp. ........................ 1,409 155,511
Givaudan SA (Registered) .............. 442 1,831,174
International Flavors & Fragrances, Inc. ..... 2,676 353,018
Linde plc ......................... 23,401 7,441,986
Linde plc ......................... 5,684 1,811,377
LyondellBasell Industries NV, Class A ...... 2,789 269,780
Mesaieed Petrochemical Holding Co. ...... 70,782 47,106
Mosaic Co. (The) .................... 3,836 153,248

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Shares
Shares Value
Chemicals (continued)
Nan Ya Plastics Corp. ................. 649,000 $ 2,049,377
Nitto Denko Corp. ................... 5,700 443,800
Novozymes A/S, Class B ............... 5,814 399,116
Petronas Chemicals Group Bhd. .......... 339,900 721,947
PhosAgro PJSC, GDR
(d)
............... 8,271 165,919
PPG Industries, Inc. .................. 2,553 398,779
SABIC Agri-Nutrients Co. .............. 3,614 163,850
Saudi Basic Industries Corp. ............ 78,581 2,630,384
Sherwin-Williams Co. (The) ............. 2,643 757,246
Shin-Etsu Chemical Co. Ltd. ............ 3,500 585,583
Sika AG (Registered) ................. 38,688 13,535,935
Sinopec Shanghai Petrochemical Co. Ltd.,
Class H ........................ 1,810,000 399,424
Sumitomo Chemical Co. Ltd. ............ 334,700 1,687,909
Symrise AG ....................... 5,154 615,900
Taiwan Fertilizer Co. Ltd. ............... 232,000 564,021
Yanbu National Petrochemical Co. ........ 19,131 347,865
58,126,509
Commercial Services & Supplies — 0.0%
Cintas Corp. ....................... 1,060 415,022
Copart, Inc.
(f)
....................... 2,243 289,908
Preston Holdings LLC
(c)(f)
............... 24,388 3,171
Republic Services, Inc. ................ 8,729 1,114,344
Rollins, Inc. ........................ 2,571 79,315
Waste Management, Inc. ............... 4,919 740,014
2,641,774
Communications Equipment — 0.1%
Accton Technology Corp. .............. 1,159,300 11,194,968
Arista Networks, Inc.
(f)
................. 8,825 1,097,036
Cisco Systems, Inc. .................. 47,490 2,643,768
F5 Networks, Inc.
(f)
................... 708 146,995
Juniper Networks, Inc. ................ 22,598 786,862
Motorola Solutions, Inc. ............... 4,316 1,001,053
Telefonaktiebolaget LM Ericsson, Class B ... 62,617 781,842
ZTE Corp., Class A .................. 508,400 2,433,526
ZTE Corp., Class H .................. 232,800 629,082
20,715,132
Construction & Engineering — 0.1%
Mcdermott International Ltd.
(f)
............ 165,884 106,166
Quanta Services, Inc. ................. 1,542 158,394
Vinci SA .......................... 101,337 11,107,201
11,371,761
Construction Materials — 0.1%
Anhui Conch Cement Co. Ltd., Class H ..... 2,417,500 12,787,431
James Hardie Industries plc, CDI ......... 3,817 128,462
Martin Marietta Materials, Inc. ........... 675 262,656
Siam Cement PCL (The), NVDR .......... 199,500 2,317,386
Vulcan Materials Co. ................. 1,469 279,565
15,775,500
Consumer Finance — 0.2%
American Express Co. ................ 7,550 1,357,641
Capital One Financial Corp. ............. 17,368 2,548,407
Cembra Money Bank AG ............... 17,950 1,234,584
Discover Financial Services ............. 3,316 383,827
Kaspi.KZ JSC, GDR
(d)
................. 117,622 10,062,310
Synchrony Financial .................. 288,226 12,275,545
27,862,314
Containers & Packaging — 0.0%
Amcor plc ......................... 19,795 237,738
Avery Dennison Corp. ................. 915 187,959
Ball Corp. ......................... 3,696 358,882
Security
Shares
Shares Value
Containers & Packaging (continued)
International Paper Co. ................ 4,450 $ 214,713
Packaging Corp. of America ............ 1,096 165,090
Sealed Air Corp. .................... 1,662 112,883
WestRock Co. ...................... 2,753 127,078
1,404,343
Distributors — 0.0%
Genuine Parts Co. ................... 34,733 4,627,478
LKQ Corp. ........................ 3,039 166,811
Pool Corp. ........................ 658 313,372
5,107,661
Diversified Financial Services — 0.0%
Berkshire Hathaway, Inc., Class B
(f)
........ 20,067 6,281,372
Diversified Telecommunication Services — 0.7%
AT&T, Inc. ......................... 496,545 12,661,897
BCE, Inc. ......................... 16,706 872,657
Cellnex Telecom SA
(b)(d)
................ 943,272 42,773,248
China Tower Corp. Ltd., Class H
(b)(d)
....... 14,592,000 1,762,697
Chunghwa Telecom Co. Ltd. ............ 645,000 2,741,265
Emirates Telecommunications Group Co. PJSC 229,071 2,062,850
Hellenic Telecommunications Organization SA 759,559 14,763,798
HKT Trust & HKT Ltd.
(g)
................ 2,613,000 3,565,690
KT Corp. ......................... 75,431 1,981,857
KT Corp., ADR ..................... 42,217 547,133
LG Uplus Corp. ..................... 26,195 285,438
Liberty Global plc, Class A
(f)
............. 10,811 293,194
Lumen Technologies, Inc. .............. 10,677 131,968
Ooredoo QPSC ..................... 121,899 242,209
Saudi Telecom Co. ................... 52,585 1,654,380
Singapore Telecommunications Ltd. ....... 199,300 361,376
Swisscom AG (Registered) ............. 3,130 1,789,031
Telefonica Deutschland Holding AG ....... 56,035 160,864
Telekom Malaysia Bhd. ................ 337,300 407,774
TELUS Corp. ...................... 1,006,243 23,676,772
Turk Telekomunikasyon A/S ............. 726,564 522,549
Verizon Communications, Inc. ........... 86,249 4,591,034
117,849,681
Electric Utilities — 1.0%
Alliant Energy Corp. .................. 2,673 160,006
American Electric Power Co., Inc. ......... 174,872 15,808,429
CK Infrastructure Holdings Ltd. ........... 91,500 563,857
CLP Holdings Ltd. ................... 575,500 5,759,322
Duke Energy Corp. .................. 218,346 22,939,431
Edison International .................. 53,692 3,371,321
EDP - Energias de Portugal SA .......... 7,159,327 36,649,391
Electricite de France SA ............... 21,562 207,388
Emera, Inc. ........................ 12,898 611,137
Enel SpA ......................... 2,552,036 19,642,002
Energisa SA ....................... 25,658 212,218
Enerjisa Enerji A/S
(b)(d)
................. 179,403 198,794
Entergy Corp. ...................... 7,469 834,810
Evergy, Inc. ........................ 25,192 1,636,472
Eversource Energy .................. 71,304 6,380,995
Exelon Corp. ....................... 10,675 618,616
FirstEnergy Corp. ................... 60,270 2,528,929
Hydro One Ltd.
(b)(d)
................... 30,163 779,257
Manila Electric Co. ................... 17,180 113,123
NextEra Energy, Inc. ................. 381,336 29,789,968
NRG Energy, Inc. .................... 2,472 98,707
Pinnacle West Capital Corp. ............ 1,214 84,507
Power Assets Holdings Ltd. ............. 312,000 1,917,119
PPL Corp. ........................ 9,612 285,284
Southern Co. (The) .................. 194,274 13,500,100
Tenaga Nasional Bhd. ................ 492,900 1,081,258

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Shares
Shares Value
Electric Utilities (continued)
Xcel Energy, Inc. .................... 225,356 $ 15,698,299
181,470,740
Electrical Equipment — 0.2%
ABB Ltd. (Registered) ................. 167,566 5,809,814
AMETEK, Inc. ...................... 4,261 582,777
Eaton Corp. plc ..................... 4,644 735,749
Emerson Electric Co. ................. 7,551 694,314
Generac Holdings, Inc.
(f)
............... 638 180,158
Legrand SA ....................... 14,594 1,485,277
Rockwell Automation, Inc. .............. 1,490 430,938
Schneider Electric SE ................. 124,461 21,083,123
31,002,150
Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp., Class A .............. 6,424 511,286
CDW Corp. ........................ 1,561 295,107
China Railway Signal & Communication Corp.
Ltd., Class A ..................... 1,246,100 946,716
Corning, Inc. ....................... 8,165 343,257
Inari Amertron Bhd. .................. 500,900 400,228
IPG Photonics Corp.
(f)
................. 383 59,162
Keyence Corp. ..................... 4,200 2,154,275
Keysight Technologies, Inc.
(f)
............ 3,860 651,645
Samsung SDI Co. Ltd. ................ 13,602 6,750,453
Shimadzu Corp. ..................... 10,400 375,250
Synnex Technology International Corp. ..... 465,000 1,145,148
TE Connectivity Ltd. .................. 95,363 13,637,863
Teledyne Technologies, Inc.
(f)
............ 736 310,172
Trimble, Inc.
(f)
...................... 2,705 195,193
Venture Corp. Ltd. ................... 124,700 1,633,787
WPG Holdings Ltd. .................. 638,000 1,257,784
Zebra Technologies Corp., Class A
(f)
....... 582 296,308
30,963,634
Energy Equipment & Services — 0.1%
Baker Hughes Co. ................... 354,801 9,735,740
Halliburton Co. ..................... 9,510 292,337
Schlumberger NV ................... 17,343 677,591
10,705,668
Entertainment — 0.1%
Activision Blizzard, Inc. ................ 8,383 662,341
Electronic Arts, Inc. .................. 10,477 1,389,879
G-bits Network Technology Xiamen Co. Ltd.,
Class A ........................ 1,000 55,518
Live Nation Entertainment, Inc.
(f)
.......... 1,554 170,178
Netflix, Inc.
(f)
....................... 4,826 2,061,378
NHN Corp.
(f)
....................... 1,400 40,377
Take-Two Interactive Software, Inc.
(f)
....... 2,523 412,107
Universal Music Group NV ............. 136,687 3,374,684
Walt Disney Co. (The)
(f)
................ 19,863 2,839,813
11,006,275
Equity Real Estate Investment Trusts (REITs) — 3.4%
Alexandria Real Estate Equities, Inc. ....... 97,754 19,046,389
American Tower Corp. ................ 136,680 34,375,020
Assura plc ........................ 33,776,114 30,549,734
AvalonBay Communities, Inc. ........... 1,475 360,239
Boston Properties, Inc. ................ 196,839 22,061,715
Community Healthcare Trust, Inc. ......... 167,875 7,611,452
Covivio .......................... 221,256 18,476,674
Cromwell European REIT
(d)
............. 5,253,720 13,693,317
Crown Castle International Corp. ......... 123,233 22,491,255
Digital Realty Trust, Inc. ............... 230,933 34,462,132
Duke Realty Corp. ................... 4,071 235,222
EPR Properties ..................... 376,402 16,550,396
Security
Shares
Shares Value
Equity Real Estate Investment Trusts (REITs) (continued)
Equinix, Inc. ....................... 56,243 $ 40,770,551
Equity Residential ................... 3,682 326,704
ESR Kendall Square REIT Co. Ltd. ........ 4,285,024 20,731,423
Essex Property Trust, Inc. .............. 710 236,075
Extra Space Storage, Inc. .............. 3,407 675,233
Federal Realty Investment Trust .......... 991 126,343
Goodman Group .................... 324,822 5,363,371
Healthpeak Properties, Inc. ............. 7,141 252,577
Host Hotels & Resorts, Inc.
(f)
............ 7,887 136,760
Invitation Homes, Inc. ................. 75,656 3,176,039
Iron Mountain, Inc. ................... 3,118 143,178
Kimco Realty Corp. .................. 6,533 158,491
LondonMetric Property plc .............. 3,206,249 11,552,378
Medical Properties Trust, Inc. ............ 1,440,347 32,782,298
Mid-America Apartment Communities, Inc. ... 1,180 243,882
Outfront Media, Inc. .................. 1,109,981 27,571,928
Prologis, Inc. ....................... 224,835 35,258,625
Public Storage ...................... 12,347 4,426,770
Realty Income Corp. .................. 7,484 519,464
Regency Centers Corp. ............... 10,724 769,447
Rexford Industrial Realty, Inc. ........... 274,234 20,065,702
SBA Communications Corp. ............ 39,838 12,964,879
Secure Income REIT plc ............... 1,957,224 11,142,323
Simon Property Group, Inc. ............. 4,031 593,363
SL Green Realty Corp. ................ 196,510 14,250,891
Spirit Realty Capital, Inc. ............... 471,410 22,373,119
Sun Communities, Inc. ................ 113,930 21,528,213
Target Healthcare REIT plc ............. 10,045,996 15,536,742
UDR, Inc. ......................... 438,695 24,935,424
Ventas, Inc. ....................... 4,661 247,126
VICI Properties, Inc. .................. 682,882 19,544,083
Vornado Realty Trust ................. 3,167 129,879
Warehouses De Pauw CVA ............. 435,945 18,754,944
Welltower, Inc. ...................... 334,507 28,978,341
Weyerhaeuser Co. ................... 8,088 326,998
WP Carey, Inc. ..................... 5,236 406,314
616,913,423
Food & Staples Retailing — 0.4%
Abdullah Al Othaim Markets Co. .......... 5,994 169,345
BGF retail Co. Ltd. ................... 2,727 369,405
Clicks Group Ltd. .................... 59,941 1,150,930
Costco Wholesale Corp. ............... 14,601 7,375,403
Etablissements Franz Colruyt NV ......... 59,945 2,434,948
George Weston Ltd. .................. 1,162 126,717
J Sainsbury plc ..................... 187,829 738,084
Kesko OYJ, Class B .................. 4,941 156,052
Kroger Co. (The) .................... 7,428 323,787
Lawson, Inc. ....................... 5,300 232,294
President Chain Store Corp. ............ 98,000 936,010
Sendas Distribuidora SA ............... 2,497,763 5,955,006
Shoprite Holdings Ltd. ................ 90,471 1,236,162
Siam Makro PCL, NVDR ............... 592,200 715,905
Sysco Corp. ....................... 5,984 467,650
Walgreens Boots Alliance, Inc. ........... 8,686 432,215
Wal-Mart de Mexico SAB de CV .......... 6,911,559 23,443,949
Walmart, Inc. ....................... 95,129 13,299,985
X5 Retail Group NV, GDR
(d)
............. 234,348 5,298,662
Yonghui Superstores Co. Ltd., Class A ...... 1,096,900 671,263
65,533,772
Food Products — 0.3%
Almarai Co. JSC .................... 31,688 415,918
Archer-Daniels-Midland Co. ............. 6,022 451,650
Campbell Soup Co. .................. 2,013 88,814
China Mengniu Dairy Co. Ltd.
(f)
........... 2,775,000 16,401,983

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Shares
Shares Value
Food Products (continued)
CJ CheilJedang Corp. ................. 1,185 $ 343,715
Conagra Brands, Inc. ................. 5,258 182,768
Dali Foods Group Co. Ltd.
(b)(d)
........... 366,000 211,538
General Mills, Inc. ................... 6,633 455,554
Hershey Co. (The) ................... 1,540 303,488
Hormel Foods Corp. .................. 3,127 148,439
Indofood Sukses Makmur Tbk. PT ........ 456,900 201,492
IOI Corp. Bhd. ...................... 158,700 144,271
JM Smucker Co. (The) ................ 8,822 1,240,197
Kellogg Co. ........................ 2,656 167,328
Kraft Heinz Co. (The) ................. 9,209 329,682
Kuala Lumpur Kepong Bhd. ............. 44,300 228,618
Lamb Weston Holdings, Inc. ............ 1,574 101,067
McCormick & Co., Inc. (Non-Voting) ....... 2,650 265,821
Mondelez International, Inc., Class A ....... 15,498 1,038,831
Nestle India Ltd. .................... 3,024 754,071
Nestle Malaysia Bhd. ................. 35,300 1,115,415
Nestle SA (Registered) ................ 162,321 20,961,870
Orion Corp. ........................ 722 59,079
PPB Group Bhd. .................... 78,100 296,315
QL Resources Bhd. .................. 83,900 99,626
Thai Union Group PCL, NVDR ........... 592,800 372,828
Tingyi Cayman Islands Holding Corp. ...... 1,054,000 2,183,662
Tyson Foods, Inc., Class A ............. 3,208 291,575
Uni-President China Holdings Ltd. ........ 318,000 300,551
Uni-President Enterprises Corp. .......... 201,000 492,645
Universal Robina Corp. ................ 67,510 168,196
Want Want China Holdings Ltd. .......... 1,900,000 1,864,122
51,681,129
Gas Utilities — 0.3%
Atmos Energy Corp. .................. 50,305 5,393,702
Beijing Enterprises Holdings Ltd. ......... 173,000 589,752
China Resources Gas Group Ltd. ......... 28,000 140,053
ENN Energy Holdings Ltd. .............. 653,100 10,397,534
Kunlun Energy Co. Ltd. ................ 23,632,000 24,507,515
Petronas Gas Bhd. ................... 72,300 293,768
Tokyo Gas Co. Ltd. .................. 213,000 4,300,843
UGI Corp. ......................... 13,299 603,110
46,226,277
Health Care Equipment & Supplies — 0.2%
Abbott Laboratories .................. 19,339 2,464,949
ABIOMED, Inc.
(f)
.................... 490 144,976
Align Technology, Inc.
(f)
................ 6,281 3,108,844
Baxter International, Inc. ............... 5,474 467,699
Becton Dickinson and Co. .............. 3,140 798,000
Boston Scientific Corp.
(f)
............... 15,341 658,129
Cooper Cos., Inc. (The) ............... 488 194,370
Dentsply Sirona, Inc. ................. 2,422 129,383
DexCom, Inc.
(f)
..................... 1,053 453,296
Edwards Lifesciences Corp.
(f)
............ 6,807 743,324
Fisher & Paykel Healthcare Corp. Ltd. ...... 32,169 591,862
Hologic, Inc.
(f)
...................... 2,754 193,441
IDEXX Laboratories, Inc.
(f)
.............. 5,603 2,842,402
Intuitive Surgical, Inc.
(f)
................ 3,943 1,120,522
Medtronic plc ...................... 246,865 25,548,059
ResMed, Inc. ...................... 1,555 355,473
STERIS plc ........................ 1,063 238,537
Straumann Holding AG (Registered) ....... 954 1,580,859
Stryker Corp. ...................... 3,708 919,769
Sysmex Corp. ...................... 1,300 123,748
Teleflex, Inc. ....................... 500 155,095
Zimmer Biomet Holdings, Inc. ........... 2,291 281,839
43,114,576
Security
Shares
Shares Value
Health Care Providers & Services — 0.3%
AmerisourceBergen Corp. .............. 1,644 $ 223,913
Anthem, Inc. ....................... 2,666 1,175,679
Bangkok Dusit Medical Services PCL, NVDR . 3,991,400 2,695,497
Cardinal Health, Inc. .................. 4,030 207,827
Centene Corp.
(f)
..................... 6,365 494,942
Cigna Corp. ....................... 4,739 1,092,150
CVS Health Corp. ................... 28,787 3,066,103
DaVita, Inc.
(f)
....................... 836 90,597
Dr Sulaiman Al Habib Medical Services Group
Co. ........................... 7,276 321,457
HCA Healthcare, Inc. ................. 2,693 646,455
Henry Schein, Inc.
(f)
.................. 1,594 120,028
Humana, Inc. ...................... 1,399 549,108
IHH Healthcare Bhd. ................. 353,500 544,756
Laboratory Corp. of America Holdings
(f)
..... 1,055 286,285
McKesson Corp. .................... 1,916 491,876
Notre Dame Intermedica Participacoes SA ... 841,828 11,303,429
Quest Diagnostics, Inc. ................ 1,455 196,454
Shanghai Pharmaceuticals Holding Co. Ltd.,
Class H ........................ 255,600 499,051
Sinopharm Group Co. Ltd., Class H ....... 530,800 1,187,291
UnitedHealth Group, Inc. ............... 57,377 27,114,649
Universal Health Services, Inc., Class B .... 790 102,747
52,410,294
Health Care Technology — 0.0%
Cerner Corp. ....................... 8,428 768,634
Hotels, Restaurants & Leisure — 0.2%
Booking Holdings, Inc.
(f)
............... 453 1,112,627
Caesars Entertainment, Inc.
(f)
............ 2,248 171,163
Carnival Corp.
(f)
..................... 11,173 221,337
Chipotle Mexican Grill, Inc.
(f)
............ 306 454,587
Darden Restaurants, Inc. .............. 1,438 201,133
Domino's Pizza, Inc. .................. 381 173,222
Expedia Group, Inc.
(f)
................. 1,431 262,288
Genting Malaysia Bhd. ................ 709,700 464,669
Hilton Worldwide Holdings, Inc.
(f)
......... 2,936 426,043
Las Vegas Sands Corp.
(f)
............... 4,536 198,677
Marriott International, Inc., Class A
(f)
....... 3,129 504,144
McDonald's Corp. ................... 8,224 2,133,717
MGM Resorts International ............. 5,491 234,576
NEW Top YK
(c)(f)
..................... 12,874 —
Norwegian Cruise Line Holdings Ltd.
(f)
...... 5,438 113,274
OPAP SA ......................... 7,267 107,937
Penn National Gaming, Inc.
(f)
............ 1,604 73,158
Royal Caribbean Cruises Ltd.
(f)
........... 3,244 252,416
Seera Group Holding
(f)
................ 253,421 1,333,737
SJM Holdings Ltd.
(f)
.................. 14,452,000 9,300,964
Starbucks Corp. ..................... 12,945 1,272,752
Wynn Resorts Ltd.
(f)
.................. 1,809 154,579
Yum China Holdings, Inc. .............. 264,828 12,756,765
Yum China Holdings, Inc. .............. 10,650 501,397
Yum! Brands, Inc. ................... 3,183 398,416
32,823,578
Household Durables — 0.2%
DR Horton, Inc. ..................... 3,741 333,772
Electrolux AB, Class B ................ 39,548 822,883
Garmin Ltd. ........................ 4,867 605,552
Haier Smart Home Co. Ltd., Class A ....... 2,997,608 13,207,041
Haier Smart Home Co. Ltd., Class H ....... 1,510,200 6,054,458
JS Global Lifestyle Co. Ltd.
(b)(d)
........... 2,235,000 3,571,656
Lennar Corp., Class A ................. 3,032 291,405
Mohawk Industries, Inc.
(f)
............... 647 102,142
Newell Brands, Inc. .................. 4,118 95,579

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Shares
Shares Value
Household Durables (continued)
NVR, Inc.
(f)
........................ 39 $ 207,762
Persimmon plc ..................... 336,981 10,978,676
PulteGroup, Inc. .................... 2,992 157,648
Taylor Wimpey plc ................... 3,698,436 7,587,559
Whirlpool Corp. ..................... 682 143,350
44,159,483
Household Products — 0.2%
Church & Dwight Co., Inc. .............. 2,770 284,340
Clorox Co. (The) .................... 1,360 228,290
Colgate-Palmolive Co. ................ 9,224 760,519
Kimberly-Clark Corp. ................. 3,623 498,706
Procter & Gamble Co. (The) ............ 26,516 4,254,492
Reckitt Benckiser Group plc ............. 312,045 25,282,565
Unicharm Corp. ..................... 5,300 204,811
31,513,723
Independent Power and Renewable Electricity Producers — 0.0%
AES Corp. (The) .................... 7,188 159,430
China Yangtze Power Co. Ltd., Class A ..... 579,100 1,997,170
Energy Absolute PCL, NVDR ............ 359,200 968,735
3,125,335
Industrial Conglomerates — 0.1%
3M Co. ........................... 6,764 1,122,959
CITIC Ltd. ......................... 101,000 113,434
General Electric Co. .................. 12,665 1,196,589
Industries Qatar QSC ................. 111,170 511,360
Roper Technologies, Inc. ............... 1,216 531,586
Siemens AG (Registered) .............. 45,412 7,210,118
Sime Darby Bhd. .................... 456,800 234,759
10,920,805
Insurance — 1.1%
Aflac, Inc. ......................... 8,495 533,656
AIA Group Ltd. ..................... 85,600 893,648
Allianz SE (Registered) ................ 49,039 12,590,894
Allstate Corp. (The) .................. 3,315 400,021
American Financial Group, Inc. .......... 23,808 3,101,706
American International Group, Inc. ........ 9,292 536,613
Aon plc, Class A .................... 2,656 734,225
Arthur J Gallagher & Co. ............... 2,336 368,948
Assurant, Inc. ...................... 110,483 16,849,762
Brown & Brown, Inc. .................. 2,543 168,550
Bupa Arabia for Cooperative Insurance Co. .. 7,872 312,598
China Life Insurance Co. Ltd., Class A ...... 132,600 578,428
Chubb Ltd. ........................ 5,224 1,030,591
Cincinnati Financial Corp. .............. 3,054 359,853
Direct Line Insurance Group plc .......... 2,336,162 9,629,969
Everest Re Group Ltd. ................ 644 182,510
Fidelity National Financial, Inc. ........... 53,167 2,676,959
Gjensidige Forsikring ASA .............. 321,284 7,847,839
Globe Life, Inc. ..................... 1,596 163,271
Great-West Lifeco, Inc. ................ 7,517 234,827
Hartford Financial Services Group, Inc. (The) . 24,305 1,746,800
HDFC Life Insurance Co. Ltd.
(b)(d)
......... 226,039 1,894,892
Japan Post Holdings Co. Ltd.
(f)
........... 233,900 1,996,462
Legal & General Group plc ............. 961,991 3,761,348
Lincoln National Corp. ................ 2,982 208,680
Loews Corp. ....................... 3,158 188,406
Marsh & McLennan Cos., Inc. ........... 5,899 906,322
MetLife, Inc. ....................... 22,102 1,482,160
MS&AD Insurance Group Holdings, Inc. .... 31,500 1,080,436
New China Life Insurance Co. Ltd., Class H .. 307,300 876,491
People's Insurance Co. Group of China Ltd.
(The), Class A .................... 2,208,531 1,587,289
Security
Shares
Shares Value
Insurance (continued)
People's Insurance Co. Group of China Ltd.
(The), Class H .................... 3,755,000 $ 1,188,269
Phoenix Group Holdings plc ............ 1,408,940 12,613,418
PICC Property & Casualty Co. Ltd., Class H .. 176,000 163,988
Powszechny Zaklad Ubezpieczen SA ...... 238,917 2,127,240
Principal Financial Group, Inc. ........... 3,945 288,222
Progressive Corp. (The) ............... 128,409 13,952,922
Prudential Financial, Inc. ............... 5,027 560,862
Prudential plc ...................... 1,500,134 25,285,863
Qatar Insurance Co. SAQ
(f)
............. 72,642 52,017
Sanlam Ltd. ....................... 2,262,531 9,295,743
Seguridade Participacoes SA ............ 4,507,909 19,712,180
Swiss Re AG ....................... 37,347 4,069,250
Travelers Cos., Inc. (The) .............. 12,662 2,104,171
Tryg A/S .......................... 374,482 8,873,662
Willis Towers Watson plc ............... 1,602 374,804
WR Berkley Corp. ................... 7,834 661,973
Zurich Insurance Group AG ............. 53,782 25,724,381
201,973,119
Interactive Media & Services — 0.4%
Alphabet, Inc., Class A
(f)
............... 3,296 8,919,207
Alphabet, Inc., Class C
(f)
............... 3,888 10,551,915
Auto Trader Group plc
(b)(d)
.............. 791,083 7,168,511
Autohome, Inc., Class A
(f)
.............. 2,300 18,323
Facebook, Inc., Class A
(f)
............... 25,963 8,133,169
Match Group, Inc.
(f)
.................. 3,011 339,340
NAVER Corp. ...................... 2,721 718,727
REA Group Ltd. ..................... 5,350 554,243
Tencent Holdings Ltd. ................. 299,900 18,792,418
Tencent Holdings Ltd., ADR ............. 201,303 12,589,490
Twitter, Inc.
(f)
....................... 8,598 322,511
68,107,854
Internet & Direct Marketing Retail — 0.1%
Amazon.com, Inc.
(f)
.................. 5,712 17,087,277
eBay, Inc. ......................... 7,035 422,592
Etsy, Inc.
(f)
........................ 1,381 216,927
JD.com, Inc., Class A
(f)
................ 13,900 526,830
momo.com, Inc. ..................... 2,000 81,726
18,335,352
IT Services — 0.9%
Accenture plc, Class A ................ 7,058 2,495,568
Akamai Technologies, Inc.
(f)
............. 1,783 204,243
Amadeus IT Group SA
(f)
............... 105,838 7,277,445
Arabian Internet & Communications Services
Co.
(f)
.......................... 10,428 577,665
Automatic Data Processing, Inc. .......... 7,024 1,448,138
Broadridge Financial Solutions, Inc. ....... 1,277 203,324
Cognizant Technology Solutions Corp., Class A 6,512 556,255
DXC Technology Co.
(f)
................ 4,096 123,208
EPAM Systems, Inc.
(f)
................. 1,430 680,880
Fidelity National Information Services, Inc. ... 234,466 28,117,163
Fiserv, Inc.
(f)
....................... 6,512 688,318
FleetCor Technologies, Inc.
(f)
............ 1,042 248,267
Gartner, Inc.
(f)
...................... 1,944 571,322
GDS Holdings Ltd., Class A
(f)
............ 5,820,892 30,397,876
Global Payments, Inc. ................ 3,444 516,187
Infosys Ltd. ........................ 276,621 6,508,260
Infosys Ltd., ADR .................... 444,620 10,479,693
International Business Machines Corp. ..... 10,396 1,388,594
Jack Henry & Associates, Inc. ........... 1,073 180,060
Mastercard, Inc., Class A ............... 9,752 3,767,978
NEXTDC Ltd.
(f)
..................... 324,782 2,492,042
Paychex, Inc. ...................... 123,427 14,534,763

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Shares
Shares Value
IT Services (continued)
PayPal Holdings, Inc.
(f)
................ 12,817 $ 2,203,755
SUNeVision Holdings Ltd. .............. 8,421,000 7,400,887
Tata Consultancy Services Ltd. .......... 52,614 2,649,423
Tech Mahindra Ltd. .................. 66,440 1,326,256
VeriSign, Inc.
(f)
...................... 2,710 588,558
Visa, Inc., Class A ................... 107,099 24,222,581
Wipro Ltd. ......................... 251,995 1,945,622
Wipro Ltd., ADR ..................... 87,140 670,106
154,464,437
Leisure Products — 0.1%
Hasbro, Inc. ....................... 221,547 20,488,667
Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc. .............. 29,217 4,070,512
Bio-Rad Laboratories, Inc., Class A
(f)
....... 205 122,945
Bio-Techne Corp. .................... 423 159,221
Charles River Laboratories International, Inc.
(f)
539 177,741
Danaher Corp. ..................... 6,998 1,999,958
Hangzhou Tigermed Consulting Co. Ltd., Class
A ............................ 7,700 126,649
Illumina, Inc.
(f)
...................... 1,720 599,970
IQVIA Holdings, Inc.
(f)
................. 2,093 512,576
Lonza Group AG (Registered) ........... 19,570 13,492,377
Mettler-Toledo International, Inc.
(f)
......... 573 843,846
PerkinElmer, Inc. .................... 1,434 246,892
Pharmaron Beijing Co. Ltd., Class A ....... 44,400 823,940
Thermo Fisher Scientific, Inc. ............ 4,291 2,494,358
Waters Corp.
(f)
...................... 617 197,514
West Pharmaceutical Services, Inc. ....... 807 317,329
WuXi AppTec Co. Ltd., Class A ........... 302,100 5,019,700
WuXi AppTec Co. Ltd., Class H
(b)(d)
........ 414,540 5,945,860
37,151,388
Machinery — 0.5%
Alfa Laval AB ...................... 180,177 6,086,596
Atlas Copco AB, Class A ............... 34,397 2,035,823
Caterpillar, Inc. ..................... 6,032 1,215,810
Cummins, Inc. ...................... 1,769 390,737
Deere & Co. ....................... 3,101 1,167,216
Dover Corp. ....................... 2,264 384,676
Epiroc AB, Class A ................... 83,642 1,784,848
Fortive Corp. ....................... 7,337 517,552
GEA Group AG ..................... 4,328 204,477
Han's Laser Technology Industry Group Co.
Ltd., Class A ..................... 2,098,294 15,743,695
IDEX Corp. ........................ 1,078 232,244
Illinois Tool Works, Inc. ................ 3,552 830,884
Ingersoll Rand, Inc. .................. 4,738 266,323
Kone OYJ, Class B .................. 155,619 10,078,533
Otis Worldwide Corp. ................. 243,697 20,819,035
PACCAR, Inc. ...................... 4,303 400,136
Parker-Hannifin Corp. ................. 1,503 465,945
Pentair plc ........................ 2,398 152,753
Snap-on, Inc. ...................... 29,245 6,090,271
Stanley Black & Decker, Inc. ............ 2,237 390,692
Techtronic Industries Co. Ltd. ............ 18,500 305,252
Volvo AB, Class B ................... 687,398 15,512,116
Wartsila OYJ Abp .................... 17,354 214,259
Westinghouse Air Brake Technologies Corp. .. 3,190 283,591
Xylem, Inc. ........................ 2,292 240,706
85,814,170
Security
Shares
Shares Value
Marine — 0.0%
MISC Bhd. ........................ 137,700 $ 229,832
Projector SA
(c)(f)
..................... 24,388 —
229,832
Media — 0.2%
Charter Communications, Inc., Class A
(f)
.... 4,960 2,942,966
Comcast Corp., Class A ............... 458,101 22,900,469
Discovery, Inc., Class A
(f)(h)
.............. 1,753 48,926
Discovery, Inc., Class C
(f)
.............. 3,190 87,247
DISH Network Corp., Class A
(f)
........... 2,539 79,725
Eutelsat Communications SA ............ 230,405 2,856,976
Focus Media Information Technology Co. Ltd.,
Class A ........................ 103,800 125,376
Fox Corp., Class A ................... 16,588 673,639
Fox Corp., Class B ................... 1,673 62,202
Interpublic Group of Cos., Inc. (The) ....... 12,239 434,974
News Corp., Class A .................. 4,257 94,676
News Corp., Class B ................. 1,327 29,512
Omnicom Group, Inc. ................. 2,923 220,277
Sirius XM Holdings, Inc.
(h)
.............. 716,070 4,554,205
Telenet Group Holding NV .............. 10,914 418,972
ViacomCBS, Inc. .................... 6,085 203,543
35,733,685
Metals & Mining — 0.2%
Aclara Resources, Inc.
(f)
............... 14,710 14,465
Agnico Eagle Mines Ltd. ............... 44,997 2,149,052
Alrosa PJSC ....................... 607,124 893,143
BHP Group Ltd. ..................... 84,448 2,708,295
China Molybdenum Co. Ltd., Class H ...... 29,130,000 14,969,131
Franco-Nevada Corp. ................. 1,995 263,777
Freeport-McMoRan, Inc. ............... 15,778 587,257
Hochschild Mining plc ................. 107,064 150,029
Kirkland Lake Gold Ltd. ................ 16,467 620,257
Newmont Corp. ..................... 8,672 530,466
Novolipetsk Steel PJSC ............... 1,597,358 4,412,925
Novolipetsk Steel PJSC, GDR
(d)
.......... 26,996 750,142
Nucor Corp. ....................... 3,474 352,264
POSCO .......................... 180 40,265
South32 Ltd. ....................... 162,460 446,976
Wheaton Precious Metals Corp. .......... 92,653 3,735,567
Zijin Mining Group Co. Ltd., Class A ....... 1,253,300 1,977,205
34,601,216
Multiline Retail — 0.1%
Dollar General Corp. ................. 2,572 536,211
Dollar Tree, Inc.
(f)
.................... 2,556 335,398
Fix Price Group Ltd., GDR
(d)
............. 1,377,673 7,864,430
Target Corp. ....................... 5,441 1,199,360
Trent Ltd. ......................... 13,373 186,150
10,121,549
Multi-Utilities — 0.6%
Ameren Corp. ...................... 95,162 8,444,676
Canadian Utilities Ltd., Class A ........... 5,195 150,927
CenterPoint Energy, Inc. ............... 423,263 12,003,739
CMS Energy Corp. ................... 119,789 7,712,016
Consolidated Edison, Inc. .............. 23,510 2,032,439
Dominion Energy, Inc. ................. 220,416 17,778,755
DTE Energy Co. .................... 71,081 8,560,285
Engie SA ......................... 8,999 138,421
National Grid plc .................... 578,287 8,462,035
NiSource, Inc. ...................... 336,327 9,814,022
Public Service Enterprise Group, Inc. ...... 193,171 12,851,667
Qatar Electricity & Water Co. QSC ........ 31,180 152,259
Sempra Energy ..................... 100,229 13,847,639

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Shares
Shares Value
Multi-Utilities (continued)
WEC Energy Group, Inc. ............... 54,863 $ 5,323,905
107,272,785
Oil, Gas & Consumable Fuels — 1.0%
APA Corp. ........................ 4,063 134,932
California Resources Corp. ............. 3,020 128,712
Cheniere Energy, Inc. ................. 69,129 7,735,535
Chesapeake Energy Corp. ............. 139,612 9,517,350
Chevron Corp. ...................... 30,259 3,973,914
China Petroleum & Chemical Corp., Class H . 32,068,000 16,790,482
ConocoPhillips ..................... 14,761 1,308,120
Coterra Energy, Inc. .................. 83,179 1,821,620
Devon Energy Corp. .................. 6,390 323,142
Diamondback Energy, Inc. .............. 1,867 235,541
Enbridge, Inc. ...................... 452,669 19,137,342
Energy Transfer LP .................. 181,648 1,738,371
Enterprise Products Partners LP .......... 84,984 2,009,022
EOG Resources, Inc. ................. 48,921 5,453,713
Equinor ASA ....................... 121,832 3,358,643
Equitrans Midstream Corp. ............. 55,983 454,022
Exxon Mobil Corp. ................... 86,808 6,593,936
Gazprom PJSC, ADR ................. 676,483 5,888,997
Gibson Energy, Inc. .................. 32,273 621,011
Hess Corp. ........................ 3,023 278,993
Kinder Morgan, Inc. .................. 282,974 4,912,429
LUKOIL PJSC ...................... 23,639 2,098,693
LUKOIL PJSC, ADR .................. 258,237 23,125,241
Magellan Midstream Partners LP ......... 36,372 1,777,500
Marathon Oil Corp. ................... 8,688 169,155
Marathon Petroleum Corp. ............. 7,038 504,977
Occidental Petroleum Corp. ............. 9,050 340,913
ONEOK, Inc. ....................... 24,409 1,481,138
Pembina Pipeline Corp. ............... 9,636 305,950
PetroChina Co. Ltd., Class H ............ 262,000 129,924
Petroleo Brasileiro SA, ADR ............ 509,249 6,798,474
Petronas Dagangan Bhd. .............. 23,100 107,070
Petronet LNG Ltd. ................... 3,721,203 10,697,652
Phillips 66 ......................... 4,686 397,326
Phillips 66 Partners LP ................ 17,083 715,436
Pioneer Natural Resources Co. .......... 2,520 551,603
Plains All American Pipeline LP .......... 186,345 2,006,936
Plains GP Holdings LP, Class A
(f)
......... 402,244 4,637,873
Qatar Fuel QSC ..................... 37,378 194,100
Qatar Gas Transport Co. Ltd. ............ 497,810 491,164
Saudi Arabian Oil Co.
(b)(d)
............... 271,983 2,714,672
Targa Resources Corp. ................ 88,263 5,214,578
TC Energy Corp. .................... 5,246 270,956
Valero Energy Corp. .................. 4,312 357,767
Williams Cos., Inc. (The) ............... 672,765 20,142,584
177,647,509
Personal Products — 0.1%
Colgate-Palmolive India Ltd. ............ 17,623 337,412
Dabur India Ltd. ..................... 177,396 1,280,299
Estee Lauder Cos., Inc. (The), Class A ..... 41,990 13,092,062
Kao Corp. ......................... 36,400 1,818,966
L'Oreal SA ........................ 17,663 7,544,692
Marico Ltd. ........................ 118,826 771,017
24,844,448
Pharmaceuticals — 1.2%
Alkem Laboratories Ltd. ............... 7,956 378,478
AstraZeneca plc .................... 309,171 35,965,253
Asymchem Laboratories Tianjin Co. Ltd., Class
A ............................ 15,600 796,887
Bristol-Myers Squibb Co. ............... 96,444 6,258,251
Security
Shares
Shares Value
Pharmaceuticals (continued)
Catalent, Inc.
(f)
...................... 1,794 $ 186,450
China Medical System Holdings Ltd. ....... 90,000 150,708
CSPC Pharmaceutical Group Ltd. ......... 1,126,000 1,368,529
Dr. Reddy's Laboratories Ltd. ............ 13,479 779,220
Eli Lilly & Co. ...................... 8,713 2,138,083
Johnson & Johnson .................. 105,876 18,241,376
Joincare Pharmaceutical Group Industry Co.
Ltd., Class A ..................... 64,300 118,186
Merck & Co., Inc. .................... 126,737 10,326,531
Merck KGaA ....................... 2,413 529,167
Novartis AG (Registered) .............. 121,793 10,582,539
Novo Nordisk A/S, Class B ............. 474,340 47,181,796
Organon & Co. ..................... 2,734 87,242
Pfizer, Inc. ........................ 124,397 6,554,478
Richter Gedeon Nyrt. ................. 16,258 428,509
Roche Holding AG ................... 36,615 14,187,663
Sanofi ........................... 442,231 46,240,576
Shenzhen Salubris Pharmaceuticals Co. Ltd.,
Class A
(f)
....................... 22,200 81,913
Sino Biopharmaceutical Ltd. ............ 3,447,000 2,377,235
Takeda Pharmaceutical Co. Ltd. .......... 13,400 388,375
Viatris, Inc. ........................ 16,245 243,188
Zoetis, Inc. ........................ 5,877 1,174,166
206,764,799
Professional Services — 0.3%
51job, Inc., ADR
(f)
.................... 10,055 506,772
Adecco Group AG (Registered) .......... 20,622 982,293
Equifax, Inc. ....................... 1,403 336,383
Experian plc ....................... 165,807 6,925,410
IHS Markit Ltd. ..................... 4,438 518,314
Nielsen Holdings plc .................. 4,345 81,947
NMG, Inc.
(f)
........................ 3,714 605,382
Randstad NV ...................... 4,130 268,672
Recruit Holdings Co. Ltd. .............. 24,400 1,206,058
RELX plc ......................... 1,183,034 36,310,444
Robert Half International, Inc. ............ 1,264 143,161
SGS SA (Registered) ................. 1,274 3,632,902
Teleperformance .................... 17,617 6,634,370
Verisk Analytics, Inc. .................. 1,971 386,572
Wolters Kluwer NV ................... 5,755 585,736
59,124,416
Real Estate Management & Development — 1.0%
Aldar Properties PJSC ................ 79,017 89,177
Aroundtown SA ..................... 3,373,427 20,836,093
Barwa Real Estate Co. ................ 234,595 215,530
Capitaland Investment Ltd.
(f)
............ 7,349,500 18,857,872
CBRE Group, Inc., Class A
(f)
............ 3,551 359,858
Daito Trust Construction Co. Ltd. ......... 1,200 137,600
ESR Cayman Ltd.
(b)(d)(f)
................ 7,927,800 26,880,801
Hang Lung Properties Ltd. .............. 3,155,000 6,741,306
Hulic Co. Ltd. ...................... 2,061,900 19,929,624
LEG Immobilien SE .................. 44,319 5,879,304
Longfor Group Holdings Ltd. ............ 2,719,500 16,313,815
Shimao Group Holdings Ltd. ............ 15,347,000 11,310,665
VGP NV .......................... 28,920 8,194,919
Vonovia SE ........................ 646,051 36,796,341
172,542,905
Road & Rail — 0.2%
Aurizon Holdings Ltd. ................. 25,422 63,602
BTS Group Holdings PCL, NVDR ......... 769,400 213,485
Canadian Pacific Railway Ltd. ........... 133,030 9,514,822
CSX Corp. ........................ 372,696 12,753,657
JB Hunt Transport Services, Inc. ......... 925 178,100

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Shares
Shares Value
Road & Rail (continued)
Norfolk Southern Corp. ................ 2,909 $ 791,219
Old Dominion Freight Line, Inc. .......... 2,008 606,276
Seibu Holdings, Inc.
(f)
................. 251,900 2,471,295
Union Pacific Corp. .................. 37,840 9,253,772
West Japan Railway Co. ............... 91,600 3,838,384
39,684,612
Semiconductors & Semiconductor Equipment — 1.1%
Advanced Micro Devices, Inc.
(f)
.......... 45,415 5,188,664
Analog Devices, Inc. .................. 6,322 1,036,618
Applied Materials, Inc. ................ 9,996 1,381,247
ASM International NV ................. 9,666 3,321,049
ASML Holding NV ................... 16,237 10,997,228
Broadcom, Inc. ..................... 5,720 3,351,234
Enphase Energy, Inc.
(f)
................ 1,477 207,474
Intel Corp. ........................ 63,621 3,105,977
KLA Corp. ......................... 1,668 649,302
Lam Research Corp. ................. 1,559 919,685
MediaTek, Inc. ...................... 245,000 9,731,203
Microchip Technology, Inc. .............. 6,100 472,628
Micron Technology, Inc. ................ 12,380 1,018,503
Monolithic Power Systems, Inc. .......... 458 184,542
Nanya Technology Corp. ............... 972,000 2,582,133
NVIDIA Corp. ...................... 49,812 12,196,966
NXP Semiconductors NV .............. 2,896 594,954
Qorvo, Inc.
(f)
....................... 1,209 165,972
QUALCOMM, Inc. ................... 16,582 2,914,452
Realtek Semiconductor Corp. ........... 15,000 291,002
Skyworks Solutions, Inc. ............... 1,785 261,538
SolarEdge Technologies, Inc.
(f)
........... 575 136,977
Taiwan Semiconductor Manufacturing Co. Ltd. 4,408,000 101,921,747
Teradyne, Inc. ...................... 1,841 216,189
Texas Instruments, Inc. ................ 163,364 29,322,204
Tokyo Electron Ltd. .................. 8,800 4,304,372
United Microelectronics Corp. ........... 506,000 1,057,186
Xilinx, Inc. ......................... 4,404 852,394
198,383,440
Software — 0.8%
Adobe, Inc.
(f)
....................... 10,057 5,373,455
ANSYS, Inc.
(f)
...................... 930 316,209
Autodesk, Inc.
(f)
..................... 2,389 596,748
Cadence Design Systems, Inc.
(f)
.......... 8,918 1,356,785
Ceridian HCM Holding, Inc.
(f)
............ 1,467 111,228
Citrix Systems, Inc. .................. 1,355 138,129
Constellation Software, Inc. ............. 1,061 1,827,401
Fortinet, Inc.
(f)
...................... 6,864 2,040,255
Intuit, Inc. ......................... 48,834 27,114,102
Microsoft Corp. ..................... 263,521 81,949,761
NortonLifeLock, Inc. .................. 7,223 187,870
Oracle Corp. ....................... 17,994 1,460,393
Paycom Software, Inc.
(f)
............... 531 178,044
PTC, Inc.
(f)
........................ 1,139 132,420
salesforce.com, Inc.
(f)
................. 10,662 2,480,301
ServiceNow, Inc.
(f)
................... 14,426 8,450,462
Synopsys, Inc.
(f)
..................... 1,691 525,056
Trend Micro, Inc. .................... 3,600 190,989
Tyler Technologies, Inc.
(f)
............... 439 207,998
WiseTech Global Ltd. ................. 5,656 184,213
134,821,819
Specialty Retail — 0.2%
Abu Dhabi National Oil Co. for Distribution
PJSC ......................... 637,763 717,105
Advance Auto Parts, Inc. ............... 2,129 492,885
AutoZone, Inc.
(f)
..................... 1,339 2,659,723
Security
Shares
Shares Value
Specialty Retail (continued)
Bath & Body Works, Inc. ............... 2,497 $ 140,007
Best Buy Co., Inc. ................... 2,504 248,597
CarMax, Inc.
(f)
...................... 1,761 195,770
China Yongda Automobiles Services Holdings
Ltd. ........................... 498,500 637,836
Gap, Inc. (The) ..................... 2,303 41,615
Home Depot, Inc. (The) ............... 27,928 10,249,017
Home Product Center PCL, NVDR ........ 2,389,900 1,019,929
Industria de Diseno Textil SA ............ 8,288 251,370
Jarir Marketing Co. ................... 9,423 507,077
JUMBO SA ........................ 17,423 259,155
Lowe's Cos., Inc. .................... 13,081 3,104,775
MR DIY Group M Bhd.
(b)(d)
.............. 196,000 166,255
O'Reilly Automotive, Inc.
(f)
.............. 2,749 1,791,661
Ross Stores, Inc. .................... 3,856 376,924
Siam Global House PCL, NVDR .......... 353,600 203,134
Suning.com Co. Ltd., Class A
(f)
........... 1,328,900 815,487
TJX Cos., Inc. (The) .................. 13,218 951,300
Topsports International Holdings Ltd.
(b)(d)
.... 12,574,000 11,361,358
Tractor Supply Co. ................... 1,184 258,479
Truworths International Ltd. ............. 31,871 118,277
Ulta Beauty, Inc.
(f)(h)
.................. 11,773 4,282,311
Zhongsheng Group Holdings Ltd. ......... 14,500 111,391
40,961,438
Technology Hardware, Storage & Peripherals — 0.5%
Advantech Co. Ltd. .................. 86,295 1,196,075
Apple, Inc. ........................ 257,480 45,002,354
Asustek Computer, Inc. ................ 74,000 967,439
Chicony Electronics Co. Ltd. ............ 228,000 731,574
Compal Electronics, Inc. ............... 1,816,000 1,660,709
Hewlett Packard Enterprise Co. .......... 13,270 216,699
HP, Inc. .......................... 33,379 1,226,011
Inventec Corp. ...................... 1,475,000 1,352,954
Lenovo Group Ltd. ................... 3,682,000 3,990,215
Lite-On Technology Corp. .............. 1,144,000 2,642,190
Logitech International SA (Registered) ...... 118,571 9,963,474
Micro-Star International Co. Ltd. .......... 248,000 1,387,159
NetApp, Inc. ....................... 2,287 197,848
Quanta Computer, Inc. ................ 410,000 1,387,723
Samsung Electronics Co. Ltd. ........... 219,348 13,643,246
Seagate Technology Holdings plc ......... 2,392 256,303
Western Digital Corp.
(f)
................ 3,199 165,516
Wistron Corp. ...................... 1,016,000 1,154,853
87,142,342
Textiles, Apparel & Luxury Goods — 0.3%
ANTA Sports Products Ltd. ............. 11,400 171,174
EssilorLuxottica SA .................. 70,632 13,362,543
Kering SA ......................... 22,078 16,487,080
Li Ning Co. Ltd. ..................... 27,000 263,466
Lululemon Athletica, Inc.
(f)
.............. 688 229,627
LVMH Moet Hennessy Louis Vuitton SE ..... 29,340 24,099,214
NIKE, Inc., Class B .................. 14,001 2,073,128
PVH Corp. ........................ 774 73,538
Ralph Lauren Corp. .................. 459 50,876
Tapestry, Inc. ....................... 3,099 117,607
Under Armour, Inc., Class A
(f)
............ 2,023 38,093
Under Armour, Inc., Class C
(f)
............ 2,090 33,419
VF Corp. ......................... 3,914 255,232
57,254,997
Thrifts & Mortgage Finance — 0.1%
Housing Development Finance Corp. Ltd. ... 297,524 10,151,746

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Shares
Shares Value
Tobacco — 0.2%
Altria Group, Inc. .................... 20,424 $ 1,039,173
British American Tobacco plc ............ 36,780 1,570,323
Eastern Co. SAE .................... 82,901 54,828
ITC Ltd. .......................... 960,534 2,852,713
Japan Tobacco, Inc. .................. 347,800 6,943,786
KT&G Corp. ....................... 34,795 2,247,613
Philip Morris International, Inc. ........... 288,400 29,661,940
Swedish Match AB ................... 146,529 1,133,736
45,504,112
Trading Companies & Distributors — 0.2%
Azelis Group NV
(f)
................... 67,673 1,723,139
BOC Aviation Ltd.
(b)(d)
................. 1,191,900 10,020,523
Fastenal Co. ....................... 6,186 350,622
Ferguson plc ....................... 113,680 17,880,798
ITOCHU Corp. ..................... 24,900 799,949
United Rentals, Inc.
(f)
................. 777 248,733
WW Grainger, Inc. ................... 918 454,511
31,478,275
Transportation Infrastructure — 0.7%
Aena SME SA
(b)(d)(f)
................... 156,734 25,325,480
Atlantia SpA
(f)
...................... 378,230 7,018,166
Atlas Arteria Ltd.
(g)
................... 2,148,748 9,974,291
Auckland International Airport Ltd.
(f)
........ 909,820 4,318,821
Beijing Capital International Airport Co. Ltd.,
Class H
(f)
....................... 3,880,000 2,590,390
Flughafen Zurich AG (Registered)
(f)
........ 31,936 5,908,689
Fraport AG Frankfurt Airport Services
Worldwide
(f)
..................... 113,166 7,729,994
Getlink SE ........................ 324,925 5,125,648
Grupo Aeroportuario del Pacifico SAB de CV,
Class B
(f)
....................... 1,144,737 15,767,603
Hamburger Hafen und Logistik AG ........ 153,090 3,288,725
Japan Airport Terminal Co. Ltd.
(f)
.......... 92,100 3,990,543
Jiangsu Expressway Co. Ltd., Class H ..... 11,970,000 12,506,912
Transurban Group
(g)
.................. 3,422,106 30,231,663
Westports Holdings Bhd. ............... 127,100 116,608
133,893,533
Water Utilities — 0.0%
American Water Works Co., Inc. .......... 9,049 1,455,079
Beijing Enterprises Water Group Ltd.
(h)
..... 1,008,000 393,160
Guangdong Investment Ltd. ............. 698,000 997,048
Severn Trent plc .................... 113,999 4,425,933
7,271,220
Wireless Telecommunication Services — 0.2%
Advanced Info Service PCL, NVDR ........ 98,200 652,298
Axiata Group Bhd. ................... 244,600 217,396
Bharti Airtel Ltd.
(f)
.................... 25,901 254,397
China United Network Communications Ltd.,
Class A ........................ 850,500 496,936
DiGi.Com Bhd. ..................... 230,700 209,743
Etihad Etisalat Co. ................... 131,488 1,144,256
Far EasTone Telecommunications Co. Ltd. ... 240,000 562,526
Global Telecom Holding SAE
(c)(f)
.......... 201,938 62,985
KDDI Corp. ........................ 424,200 13,552,646
Maxis Bhd. ........................ 177,700 179,655
Mobile Telecommunications Co. KSCP ..... 222,873 440,453
Mobile Telecommunications Co. Saudi Arabia
(f)
328,098 1,175,344
Mobile TeleSystems PJSC .............. 128,609 480,564
SK Telecom Co. Ltd. .................. 33,787 1,608,097
SK Telecom Co. Ltd., ADR .............. 6,532 171,400
SoftBank Group Corp., ADR ............ 10,475 231,812
Taiwan Mobile Co. Ltd. ................ 235,000 844,685
Tele2 AB, Class B ................... 1,161,922 16,906,038
Security
Shares
Shares Value
Wireless Telecommunication Services (continued)
T-Mobile US, Inc.
(f)
................... 6,327 $ 684,392
Turkcell Iletisim Hizmetleri A/S ........... 112,443 158,578
Vodacom Group Ltd. ................. 112,487 1,074,591
41,108,792
Total Common Stocks — 24.2%
(Cost: $3,624,000,165) ............................ 4,313,796,329
Par (000)
Par (000)
Corporate Bonds — 30.2%
Aerospace & Defense — 0.6%
Bombardier, Inc.
(b)
7.50%, 12/01/24 .................. USD 1,309 1,354,946
7.50%, 03/15/25 .................. 2,962 2,999,025
7.13%, 06/15/26 .................. 5,880 5,975,550
7.88%, 04/15/27 .................. 2,045 2,072,566
6.00%, 02/15/28 .................. 3,264 3,159,944
7.45%, 05/01/34 .................. 362 421,730
F-Brasile SpA, Series XR, 7.38%, 08/15/26
(b)
. 2,887 2,846,755
Howmet Aerospace, Inc.
5.13%, 10/01/24 .................. 306 319,770
6.88%, 05/01/25 .................. 500 553,125
5.90%, 02/01/27 .................. 1,156 1,245,741
Kratos Defense & Security Solutions, Inc.,
6.50%, 11/30/25
(b)
................ 2,960 3,048,800
L3Harris Technologies, Inc.
3.83%, 04/27/25 .................. 355 373,864
4.40%, 06/15/28 .................. 3,360 3,693,954
2.90%, 12/15/29 .................. 735 741,787
1.80%, 01/15/31 .................. 3,565 3,283,713
4.85%, 04/27/35 .................. 500 583,454
5.05%, 04/27/45 .................. 120 147,778
Rolls-Royce plc, 5.75%, 10/15/27
(b)
....... 5,361 5,624,976
Spirit AeroSystems, Inc., 5.50%, 01/15/25
(b)
.. 1,090 1,117,250
SSL Robotics LLC, 9.75%, 12/31/23
(b)
..... 356 382,380
TransDigm, Inc.
8.00%, 12/15/25
(b)
................. 16,280 17,008,856
6.25%, 03/15/26
(b)
................. 35,107 36,247,977
6.38%, 06/15/26 .................. 1,416 1,440,780
7.50%, 03/15/27 .................. 2,071 2,149,056
5.50%, 11/15/27 .................. 1,000 1,005,000
4.63%, 01/15/29 .................. 2,004 1,903,119
4.88%, 05/01/29 .................. 2,289 2,197,680
Triumph Group, Inc., 8.88%, 06/01/24
(b)
.... 8,259 8,816,482
110,716,058
Air Freight & Logistics — 0.0%
FedEx Corp.
3.10%, 08/05/29 .................. 781 801,377
4.55%, 04/01/46 .................. 795 886,000
1,687,377
Airlines — 0.5%
Air Canada, 3.88%, 08/15/26
(b)
.......... 2,479 2,417,992
Air France-KLM, 3.88%, 07/01/26
(d)
....... EUR 900 979,862
American Airlines, Inc.
(b)
11.75%, 07/15/25 ................. USD 7,789 9,428,039
5.50%, 04/20/26 .................. 4,898 5,014,086
5.75%, 04/20/29 .................. 12,066 12,352,068
Avianca Midco 2 Ltd., 9.00%, 12/01/28
(b)
.... 10,039 10,044,219
Delta Air Lines, Inc.
7.38%, 01/15/26 .................. 825 939,449
4.75%, 10/20/28
(b)
................. 5,591 5,967,981
Deutsche Lufthansa AG
(d)
2.00%, 07/14/24 .................. EUR 1,000 1,125,922

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Par (000)
Par (000) Value
Airlines (continued)
2.88%, 05/16/27 .................. EUR 600 $ 663,999
3.75%, 02/11/28 .................. 500 574,300
3.50%, 07/14/29 .................. 1,200 1,351,308
Hawaiian Brand Intellectual Property Ltd.,
5.75%, 01/20/26
(b)
................ USD 2,941 3,007,702
International Consolidated Airlines Group SA
(d)
0.63%, 11/17/22
(i)
................. EUR 600 664,471
2.75%, 03/25/25 .................. 800 888,776
1.13%, 05/18/28
(i)
................. 1,200 1,280,177
3.75%, 03/25/29 .................. 600 662,274
Mileage Plus Holdings LLC, 6.50%, 06/20/27
(b)
USD 5,594 5,943,625
Spirit Loyalty Cayman Ltd., 8.00%, 09/20/25
(b)
599 648,673
United Airlines Holdings, Inc., 4.88%, 01/15/25 175 176,050
United Airlines Pass-Through Trust
Series 2020-1, Class B, 4.88%, 01/15/26 . 393 406,604
Series 2020-1, Class A, 5.88%, 10/15/27 . 6,747 7,257,093
United Airlines, Inc.
(b)
4.38%, 04/15/26 .................. 3,948 3,918,785
4.63%, 04/15/29 .................. 4,247 4,202,279
79,915,734
Auto Components — 0.4%
Adient US LLC, 9.00%, 04/15/25
(b)
....... 105 111,269
Allison Transmission, Inc.
(b)
5.88%, 06/01/29 .................. 5,581 5,879,137
3.75%, 01/30/31 .................. 2,967 2,756,758
Aptiv plc, 3.10%, 12/01/51 ............ 1,135 998,452
Clarios Global LP
6.75%, 05/15/25
(b)
................. 4,587 4,759,013
4.38%, 05/15/26
(d)
................. EUR 1,500 1,708,201
6.25%, 05/15/26
(b)
................. USD 8,698 8,991,558
8.50%, 05/15/27
(b)
................. 16,073 16,805,607
Cooper-Standard Automotive, Inc., 13.00%,
06/01/24
(b)
..................... 1,800 1,921,500
Dana Financing Luxembourg SARL, 3.00%,
07/15/29
(d)
..................... EUR 650 704,596
Dealer Tire LLC, 8.00%, 02/01/28
(b)
....... USD 2,378 2,431,505
Dornoch Debt Merger Sub, Inc., 6.63%,
10/15/29
(b)
..................... 845 816,481
Faurecia SE
(d)
2.75%, 02/15/27 .................. EUR 699 781,186
3.75%, 06/15/28 .................. 590 676,503
Goodyear Tire & Rubber Co. (The)
5.00%, 07/15/29
(b)
................. USD 1,499 1,499,750
5.25%, 07/15/31
(b)
................. 1,132 1,139,799
5.63%, 04/30/33 .................. 3,352 3,416,325
Grupo Antolin-Irausa SA, 3.50%, 04/30/28
(d)
.. EUR 977 1,014,565
Icahn Enterprises LP
6.75%, 02/01/24 .................. USD 1,000 1,000,000
4.75%, 09/15/24 .................. 2,616 2,653,618
6.38%, 12/15/25 .................. 600 610,746
6.25%, 05/15/26 .................. 2,462 2,530,936
5.25%, 05/15/27 .................. 4,773 4,807,366
4.38%, 02/01/29 .................. 4,481 4,259,392
IHO Verwaltungs GmbH
(j)
4.75%, (4.75% Cash or 5.50% PIK),
09/15/26
(b)
.................... 600 607,500
3.88%, (3.88% Cash or 4.63% PIK),
05/15/27
(a)(d)
................... EUR 906 1,034,152
6.00%, (6.00% Cash or 6.75% PIK),
05/15/27
(b)
.................... USD 200 205,940
JB Poindexter & Co., Inc., 7.13%, 04/15/26
(b)
. 200 207,964
Patrick Industries, Inc., 4.75%, 05/01/29
(b)
... 486 468,990
Tenneco, Inc.
(b)
7.88%, 01/15/29 .................. 1,051 1,116,856
5.13%, 04/15/29 .................. 738 683,506
Security
Par (000)
Par (000) Value
Auto Components (continued)
ZF Europe Finance BV
(d)
2.00%, 02/23/26 .................. EUR 1,200 $ 1,330,029
2.50%, 10/23/27 .................. 500 551,193
ZF Finance GmbH
(d)
2.00%, 05/06/27 .................. 700 766,320
2.75%, 05/25/27 .................. 400 448,257
79,694,970
Automobiles — 0.3%
Ford Motor Co.
4.35%, 12/08/26 .................. USD 1,169 1,212,639
9.63%, 04/22/30 .................. 635 892,175
3.25%, 02/12/32 .................. 6,809 6,477,674
4.75%, 01/15/43 .................. 1,794 1,833,540
5.29%, 12/08/46 .................. 704 772,640
General Motors Co.
4.00%, 04/01/25 .................. 600 630,087
6.25%, 10/02/43 .................. 745 951,498
5.20%, 04/01/45 .................. 910 1,046,374
5.95%, 04/01/49 .................. 320 405,849
Hyundai Capital America
(b)
1.25%, 09/18/23 .................. 480 475,602
0.80%, 01/08/24 .................. 3,620 3,540,603
1.00%, 09/17/24 .................. 1,865 1,811,990
Jaguar Land Rover Automotive plc
5.63%, 02/01/23
(b)
................. 150 150,188
7.75%, 10/15/25
(b)
................. 770 808,023
6.88%, 11/15/26
(d)
................. EUR 400 493,774
4.50%, 10/01/27
(b)
................. USD 483 455,952
5.88%, 01/15/28
(b)
................. 2,683 2,656,707
4.50%, 07/15/28
(d)
................. EUR 848 941,920
5.50%, 07/15/29
(b)
................. USD 2,825 2,726,520
Mclaren Finance plc, 7.50%, 08/01/26
(b)
.... 375 382,500
Nissan Motor Acceptance Co. LLC, 2.75%,
03/09/28
(b)
..................... 575 557,812
Nissan Motor Co. Ltd.
(b)
3.04%, 09/15/23 .................. 4,540 4,613,711
4.35%, 09/17/27 .................. 1,595 1,686,097
4.81%, 09/17/30 .................. 340 368,102
RCI Banque SA, (EUR Swap Annual 5 Year +
2.85%), 2.62%, 02/18/30
(a)(d)
.......... EUR 900 1,009,584
Renault SA
(d)
1.25%, 06/24/25 .................. 100 109,910
2.38%, 05/25/26 .................. 500 560,321
Thor Industries, Inc., 4.00%, 10/15/29
(b)
.... USD 1,283 1,222,058
TML Holdings Pte. Ltd., 4.35%, 06/09/26
(d)
.. 2,339 2,306,839
Volkswagen Group of America Finance LLC
(b)
0.75%, 11/23/22 .................. 1,880 1,873,854
1.25%, 11/24/25 .................. 305 294,787
3.20%, 09/26/26 .................. 305 315,867
Volvo Car AB, 2.50%, 10/07/27
(d)
........ EUR 728 865,635
Winnebago Industries, Inc., 6.25%, 07/15/28
(b)
USD 1,802 1,916,859
46,367,691
Banks — 3.9%
ABN AMRO Bank NV, (EUR Swap Annual 5
Year + 4.67%), 4.37%
(a)(d)(k)
........... EUR 900 1,052,813
AIB Group plc
(a)
(EUR Swap Annual 5 Year + 5.70%),
5.25%
(d)(k)
..................... 4,085 4,785,807
(LIBOR USD 3 Month + 1.87%), 4.26%,
04/10/25
(b)
.................... USD 1,500 1,559,256
(EUR Swap Annual 5 Year + 6.63%),
6.25%
(d)(k)
..................... EUR 7,193 8,753,475

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Par (000)
Par (000) Value
Banks (continued)
Australia & New Zealand Banking Group Ltd.,
(USD Swap Rate 5 Year + 5.17%), 6.75%
(a)(d)
(k)
.......................... USD 1,062 $ 1,184,130
Banco Bilbao Vizcaya Argentaria SA
(a)(k)
(EUR Swap Annual 5 Year + 5.66%),
5.87%
(d)
...................... EUR 200 234,561
(EUR Swap Annual 5 Year + 6.04%),
6.00%
(d)
...................... 2,800 3,302,943
(USD Swap Semi 5 Year + 3.87%), 6.13% USD 20,400 20,935,500
Banco BPM SpA
(a)(d)
(EUR Swap Annual 5 Year + 5.42%), 5.00%,
09/14/30 ..................... EUR 352 418,505
(EUR Swap Annual 5 Year + 3.17%), 2.87%,
06/29/31 ..................... 5,114 5,594,508
(EUR Swap Annual 5 Year + 3.40%), 3.38%,
01/19/32 ..................... 1,025 1,130,924
Banco Davivienda SA, (US Treasury Yield
Curve Rate T Note Constant Maturity 10 Year
+ 5.10%), 6.65%
(a)(b)(k)
.............. USD 820 810,775
Banco de Sabadell SA
(a)(d)
(EUR Swap Annual 5 Year + 6.20%),
5.75%
(k)
...................... EUR 3,800 4,393,538
(EUR Swap Annual 5 Year + 2.20%), 2.00%,
01/17/30 ..................... 1,000 1,095,341
(EUR Swap Annual 5 Year + 2.95%), 2.50%,
04/15/31 ..................... 3,400 3,741,708
Banco do Brasil SA, 4.75%, 03/20/24
(d)
..... USD 3,165 3,286,259
Banco Espirito Santo SA
(d)(f)(l)
2.63%, 05/08/17 .................. EUR 800 130,320
4.75%, 01/15/18 .................. 1,500 244,351
4.00%, 01/21/19 .................. 5,400 879,661
Banco Mercantil del Norte SA, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 4.64%), 5.87%
(a)(b)(k)
........... USD 2,965 2,859,001
Banco Nacional de Panama, 2.50%, 08/11/30
(b)
3,990 3,593,514
Banco Santander SA
(EUR Swap Annual 5 Year + 6.80%),
6.75%
(a)(d)(k)
.................... EUR 5,200 5,900,359
(EUR Swap Annual 5 Year + 5.00%),
5.25%
(a)(d)(k)
.................... 5,400 6,309,295
2.75%, 05/28/25 .................. USD 400 405,606
(EUR Swap Annual 5 Year + 4.53%),
4.37%
(a)(d)(k)
.................... EUR 7,000 7,827,031
1.85%, 03/25/26 .................. USD 600 584,544
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.90%),
1.72%, 09/14/27
(a)
............... 800 766,974
3.31%, 06/27/29 .................. 600 619,421
Bancolombia SA, 3.00%, 01/29/25 ....... 2,355 2,307,606
Bangkok Bank PCL, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
1.90%), 3.73%, 09/25/34
(a)(d)
.......... 4,334 4,330,749
Bank Leumi Le-Israel BM, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 1.63%), 3.27%, 01/29/31
(a)(b)(d)
....... 5,188 5,100,453
Bank of America Corp.
4.20%, 08/26/24 .................. 2,650 2,796,986
Series L, 3.95%, 04/21/25 ........... 1,610 1,693,193
(SOFR + 0.91%), 0.98%, 09/25/25
(a)
.... 1,990 1,937,371
4.45%, 03/03/26 .................. 2,220 2,398,732
(LIBOR USD 3 Month + 1.04%), 3.42%,
12/20/28
(a)
.................... 4,860 5,047,340
(LIBOR USD 3 Month + 1.19%), 2.88%,
10/22/30
(a)
.................... 25 24,996
(SOFR + 1.37%), 1.92%, 10/24/31
(a)
.... 265 245,519
Security
Par (000)
Par (000) Value
Banks (continued)
Series N, (SOFR + 1.22%), 2.65%,
03/11/32
(a)
.................... USD 1,090 $ 1,065,254
(SOFR + 1.32%), 2.69%, 04/22/32
(a)
.... 1,625 1,592,494
Series L, 4.75%, 04/21/45 ........... 420 498,468
(LIBOR USD 3 Month + 1.99%), 4.44%,
01/20/48
(a)
.................... 445 518,774
(LIBOR USD 3 Month + 3.15%), 4.08%,
03/20/51
(a)
.................... 1,200 1,348,601
(SOFR + 1.88%), 2.83%, 10/24/51
(a)
.... 90 82,216
Bank of Communications Co. Ltd., (US
Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 3.35%), 3.80%
(a)(d)(k)
.... 4,500 4,650,750
Bank of Cyprus PCL, (EUR Swap Annual 5 Year
+ 2.79%), 2.50%, 06/24/27
(a)(d)
........ EUR 1,025 1,095,051
Bank of East Asia Ltd. (The), (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 5.53%), 5.83%
(a)(d)(k)
........... USD 4,653 4,792,590
Bank of Ireland Group plc
(a)
(EUR Swap Annual 5 Year + 7.92%),
7.50%
(d)(k)
..................... EUR 800 1,015,599
(EUR Swap Annual 5 Year + 6.43%),
6.00%
(d)(k)
..................... 2,700 3,234,272
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.10%),
2.03%, 09/30/27
(b)
............... USD 1,795 1,719,969
Barclays plc
(USD Swap Semi 5 Year + 6.77%), 7.88%
(a)
(d)(k)
......................... 4,984 5,011,920
(USD Swap Semi 5 Year + 4.84%), 7.75%
(a)
(k)
.......................... 18,490 19,645,625
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.67%),
8.00%
(a)(k)
..................... 2,900 3,160,188
3.65%, 03/16/25 .................. 395 410,606
(U.K. Government Bonds 5 Year Note
Generic Bid Yield + 6.58%), 7.13%
(a)(k)
.. GBP 3,252 4,727,318
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.87%),
6.13%
(a)(k)
..................... USD 13,075 13,904,609
(U.K. Government Bonds 5 Year Note
Generic Bid Yield + 6.02%), 6.37%
(a)(d)(k)
GBP 3,226 4,609,813
5.20%, 05/12/26 .................. USD 1,700 1,859,086
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.41%),
4.38%
(a)(k)
..................... 12,535 11,834,293
4.84%, 05/09/28 .................. 240 258,370
(LIBOR USD 3 Month + 3.05%), 5.09%,
06/20/30
(a)
.................... 1,300 1,429,124
BBVA Bancomer SA, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
2.65%), 5.12%, 01/18/33
(a)(d)
.......... 2,621 2,634,341
BNP Paribas SA
(a)
(LIBOR USD 6 Month + 0.08%), 0.23%
(k)
. 450 423,774
(EUR Swap Annual 5 Year + 5.23%),
6.12%
(d)(k)
..................... EUR 1,755 2,008,525
(LIBOR USD 3 Month + 2.24%), 4.70%,
01/10/25
(b)
.................... USD 1,335 1,402,173
(USD Swap Semi 5 Year + 3.98%), 7.00%
(b)
(k)
.......................... 4,429 5,015,842
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.34%),
4.62%
(b)(k)
..................... 10,475 10,055,791
BPER Banca, (EUR Swap Annual 5 Year +
3.73%), 3.88%, 07/25/32
(a)(d)
.......... EUR 750 847,854

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Par (000)
Par (000) Value
Banks (continued)
Burgan Bank SAK, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
4.01%), 5.75%
(a)(d)(k)
............... USD 975 $ 966,956
CaixaBank SA
(a)(d)(k)
(EUR Swap Annual 5 Year + 5.82%), 6.00% EUR 1,800 2,057,599
(EUR Swap Annual 5 Year + 6.22%), 6.37% 3,600 4,296,557
(EUR Swap Annual 5 Year + 6.50%), 6.75% 6,600 8,096,588
(EUR Swap Annual 5 Year + 4.50%), 5.25% 1,800 2,070,262
(EUR Swap Annual 5 Year + 6.35%), 5.87% 1,800 2,229,486
Chong Hing Bank Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.86%), 5.70%
(a)(d)(k)
.............. USD 380 391,709
Citigroup, Inc.
(LIBOR USD 3 Month + 0.95%), 2.88%,
07/24/23
(a)
.................... 1,000 1,008,097
3.20%, 10/21/26 .................. 800 829,169
4.45%, 09/29/27 .................. 4,225 4,594,848
(LIBOR USD 3 Month + 1.56%), 3.89%,
01/10/28
(a)
.................... 275 291,569
(LIBOR USD 3 Month + 1.15%), 3.52%,
10/27/28
(a)
.................... 350 365,853
(SOFR + 1.42%), 2.98%, 11/05/30
(a)
..... 425 427,441
(SOFR + 1.15%), 2.67%, 01/29/31
(a)
.... 1,775 1,740,632
(SOFR + 2.11%), 2.57%, 06/03/31
(a)
..... 1,555 1,515,269
(SOFR + 1.17%), 2.56%, 05/01/32
(a)
.... 665 644,818
(SOFR + 1.35%), 3.06%, 01/25/33
(a)
.... 950 959,517
(SOFR + 1.38%), 2.90%, 11/03/42
(a)
..... 440 410,252
Commerzbank AG, (EUR Swap Annual 5 Year +
6.36%), 6.12%
(a)(d)(k)
............... EUR 12,200 14,510,637
Cooperatieve Rabobank UA, (US Treasury
Yield Curve Rate T Note Constant Maturity 1
Year + 0.73%), 1.98%, 12/15/27
(a)(b)
..... USD 1,925 1,888,126
Credit Agricole SA
(a)(b)(k)
(USD Swap Semi 5 Year + 4.90%), 7.88% 3,600 3,901,500
(USD Swap Semi 5 Year + 6.19%), 8.12% 3,886 4,495,130
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.24%),
4.75% ....................... 26,160 25,669,500
Credit Suisse Group Funding Guernsey Ltd.,
3.80%, 09/15/22 ................. 270 274,895
Danske Bank A/S
(a)
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.03%),
1.17%, 12/08/23
(b)
............... 1,460 1,455,345
(US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.13%),
7.00%
(d)(k)
..................... 24,620 26,432,278
Discover Bank, (USD Swap Semi 5 Year +
1.73%), 4.68%, 08/09/28
(a)
........... 800 827,551
DNB Bank ASA, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 3.14%),
4.88%
(a)(d)(k)
.................... 2,000 2,042,500
Emirates NBD Bank PJSC, (USD Swap Semi 6
Year + 3.66%), 6.13%
(a)(d)(k)
........... 1,435 1,492,400
Erste Group Bank AG, (EUR Swap Annual 5
Year + 6.20%), 6.50%
(a)(d)(k)
........... EUR 3,600 4,356,673
HDFC Bank Ltd., (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
2.93%), 3.70%
(a)(d)(k)
............... USD 3,300 3,195,060
HSBC Bank plc, Series 1M, (LIBOR USD 6
Month + 0.25%), 0.75%
(a)(k)
.......... 3,590 3,342,290
HSBC Holdings plc
(LIBOR USD 3 Month + 1.06%), 3.26%,
03/13/23
(a)
.................... 2,300 2,305,521
(LIBOR USD 3 Month + 1.21%), 3.80%,
03/11/25
(a)
.................... 1,160 1,200,206
Security
Par (000)
Par (000) Value
Banks (continued)
(USD Swap Rate 5 Year + 4.37%), 6.37%
(a)
(k)
.......................... USD 4,019 $ 4,248,967
(SOFR + 0.71%), 0.98%, 05/24/25
(a)
.... 1,710 1,669,598
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%),
4.00%
(a)(k)
..................... 690 675,337
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.65%),
4.60%
(a)(k)
..................... 9,830 9,467,568
(SOFR + 1.19%), 2.80%, 05/24/32
(a)
.... 1,195 1,155,588
5.25%, 03/14/44 .................. 340 414,759
Huntington National Bank (The), 1.80%,
02/03/23 ...................... 700 706,316
ING Groep NV
3.55%, 04/09/24 .................. 430 445,537
(USD Swap Rate 5 Year + 4.20%), 6.75%
(a)
(d)(k)
......................... 5,877 6,251,659
(USD Swap Semi 5 Year + 4.45%), 6.50%
(a)
(k)
.......................... 2,010 2,150,700
(SOFR + 1.01%), 1.73%, 04/01/27
(a)
.... 985 957,204
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.86%),
3.88%
(a)(k)
..................... 17,590 16,094,850
Intesa Sanpaolo SpA
5.02%, 06/26/24
(b)
................. 1,500 1,561,482
(EUR Swap Annual 5 Year + 6.07%),
5.87%
(a)(d)(k)
.................... EUR 2,050 2,441,257
5.71%, 01/15/26
(b)
................. USD 1,000 1,078,308
(EUR Swap Annual 5 Year + 7.19%),
7.75%
(a)(d)(k)
.................... EUR 6,745 8,884,970
(EUR Swap Annual 5 Year + 5.85%),
5.50%
(a)(d)(k)
.................... 1,250 1,477,517
5.15%, 06/10/30
(d)
................. GBP 1,525 2,206,846
(EUR Swap Annual 5 Year + 6.09%),
5.87%
(a)(d)(k)
.................... EUR 1,900 2,318,344
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.60%),
4.20%, 06/01/32
(a)(b)
.............. USD 3,485 3,337,178
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.75%),
4.95%, 06/01/42
(a)(b)
.............. 940 896,947
Itau Unibanco Holding SA, 3.25%, 01/24/25
(b)
. 3,245 3,258,791
JPMorgan Chase & Co.
3.38%, 05/01/23 .................. 1,680 1,723,653
(SOFR + 1.16%), 2.30%, 10/15/25
(a)
.... 350 352,095
4.25%, 10/01/27 .................. 1,210 1,317,331
(LIBOR USD 3 Month + 1.34%), 3.78%,
02/01/28
(a)
.................... 2,585 2,741,256
(SOFR + 1.89%), 2.18%, 06/01/28
(a)
.... 210 206,261
(LIBOR USD 3 Month + 1.12%), 4.01%,
04/23/29
(a)
.................... 100 107,254
(SOFR + 3.79%), 4.49%, 03/24/31
(a)
.... 290 324,164
(SOFR + 1.25%), 2.58%, 04/22/32
(a)
.... 1,050 1,020,760
(SOFR + 1.26%), 2.96%, 01/25/33
(a)
.... 750 754,930
(LIBOR USD 3 Month + 1.36%), 3.88%,
07/24/38
(a)
.................... 2,335 2,518,678
5.50%, 10/15/40 .................. 970 1,255,590
(SOFR + 2.46%), 3.11%, 04/22/41
(a)
..... 140 136,197
5.40%, 01/06/42 .................. 480 614,249
(SOFR + 1.46%), 3.16%, 04/22/42
(a)
.... 165 161,595
5.63%, 08/16/43 .................. 15 19,623
4.95%, 06/01/45 .................. 765 928,292
Series W, (LIBOR USD 3 Month + 1.00%),
1.16%, 05/15/47
(a)
............... 19,006 16,423,085

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Par (000)
Par (000) Value
Banks (continued)
Kasikornbank PCL, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
4.94%), 5.28%
(a)(d)(k)
............... USD 4,210 $ 4,326,564
KBC Group NV, (EUR Swap Annual 5 Year +
4.69%), 4.75%
(a)(d)(k)
............... EUR 7,400 8,697,665
Lloyds Banking Group plc
(LIBOR USD 3 Month + 0.81%), 2.91%,
11/07/23
(a)
.................... USD 1,000 1,011,318
4.50%, 11/04/24 .................. 800 845,558
4.45%, 05/08/25 .................. 500 534,289
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.50%),
3.87%, 07/09/25
(a)
............... 1,100 1,146,766
(USD Swap Semi 5 Year + 4.50%), 7.50%
(a)
(k)
.......................... 3,975 4,409,567
4.58%, 12/10/25 .................. 2,350 2,506,267
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%),
6.75%
(a)(k)
..................... 7,290 8,009,887
4.55%, 08/16/28 .................. 265 292,812
Mitsubishi UFJ Financial Group, Inc.
3.76%, 07/26/23 .................. 15 15,503
1.41%, 07/17/25 .................. 1,595 1,557,277
3.20%, 07/18/29 .................. 365 374,805
2.05%, 07/17/30 .................. 1,000 943,701
Nanyang Commercial Bank Ltd., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.21%), 5.00%
(a)(d)(k)
........... 2,520 2,542,050
NatWest Group plc
(a)
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.15%),
2.36%, 05/22/24 ................ 590 594,963
(LIBOR USD 3 Month + 1.76%), 4.27%,
03/22/25 ..................... 800 835,288
(U.K. Government Bonds 5 Year Note
Generic Bid Yield + 4.99%), 5.13%
(k)
... GBP 750 1,028,092
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.90%),
1.64%, 06/14/27 ................ USD 665 641,264
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.55%),
3.07%, 05/22/28 ................ 1,440 1,465,671
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.35%),
3.03%, 11/28/35 ................ 1,210 1,150,811
Nordea Bank Abp
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.11%),
6.63%
(a)(d)(k)
.................... 4,394 4,874,616
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.11%),
6.63%
(a)(b)(k)
.................... 14,225 15,780,930
1.50%, 09/30/26
(b)
................. 1,700 1,642,660
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.60%),
3.75%
(a)(b)(k)
.................... 8,215 7,455,113
PNC Financial Services Group, Inc. (The),
2.55%, 01/22/30 ................. 550 548,956
Santander UK Group Holdings plc
(a)
(5-year SONIA Mid-Swaps Rate + 5.82%),
7.38%
(d)(k)
..................... GBP 275 375,010
(GBP Swap 5 Year + 5.79%), 6.75%
(d)(k)
.. 5,825 8,284,500
(SOFR + 0.99%), 1.67%, 06/14/27 ...... USD 1,150 1,104,490
Shinhan Financial Group Co. Ltd., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 2.06%), 2.87%
(a)(d)(k)
........... 3,200 3,134,400
Security
Par (000)
Par (000) Value
Banks (continued)
Societe Generale SA
(USD Swap Semi 5 Year + 4.98%), 7.88%
(a)
(d)(k)
......................... USD 9,635 $ 10,320,049
(USD Swap Rate 5 Year + 5.87%), 8.00%
(a)
(d)(k)
......................... 3,783 4,272,180
(USD Swap Rate 5 Year + 5.87%), 8.00%
(a)
(b)(k)
......................... 16,275 18,379,520
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.93%),
4.75%
(a)(b)(k)
.................... 18,745 18,518,373
4.00%, 01/12/27
(b)
................. 360 379,312
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.00%),
1.79%, 06/09/27
(a)(b)
.............. 552 527,163
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.51%),
5.38%
(a)(b)(k)
.................... 12,900 12,983,850
Standard Chartered plc
(a)
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.17%),
1.32%, 10/14/23
(b)
............... 925 923,379
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.66%),
6.00%
(d)(k)
..................... 1,200 1,254,000
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.95%),
1.82%, 11/23/25
(b)
............... 1,475 1,446,950
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.14%),
4.30%
(b)(k)
..................... 11,150 10,425,250
Sumitomo Mitsui Financial Group, Inc.
2.35%, 01/15/25 .................. 1,675 1,692,696
2.75%, 01/15/30 .................. 950 947,491
TMBThanachart Bank PCL, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.26%), 4.90%
(a)(d)(k)
.............. 2,431 2,409,425
UniCredit SpA
3.75%, 04/12/22
(b)
................. 3,150 3,166,946
(EUR Swap Annual 5 Year + 6.39%),
6.62%
(a)(d)(k)
.................... EUR 6,400 7,514,496
(USD Swap Semi 5 Year + 5.18%), 8.00%
(a)
(d)(k)
......................... USD 24,210 26,207,325
(EUR Swap Annual 5 Year + 4.93%),
5.38%
(a)(d)(k)
.................... EUR 1,000 1,159,373
(EURIBOR Swap Rate 5 Year + 7.33%),
7.50%
(a)(d)(k)
.................... 4,418 5,606,520
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.30%),
2.57%, 09/22/26
(a)(b)
.............. USD 835 819,110
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.20%),
1.98%, 06/03/27
(a)(b)
.............. 1,025 974,430
(EURIBOR Swap Rate 5 Year + 4.08%),
3.88%
(a)(d)(k)
.................... EUR 3,600 3,700,644
(EUR Swap Annual 5 Year + 2.80%), 2.73%,
01/15/32
(a)(d)
................... 400 447,866
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.55%),
3.13%, 06/03/32
(a)(b)
.............. USD 206 194,489
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.75%),
5.46%, 06/30/35
(a)(b)
.............. 1,475 1,539,160
US Bancorp, 3.00%, 07/30/29 .......... 200 205,891
Wells Fargo & Co.
(LIBOR USD 3 Month + 0.50%), 0.74%,
01/15/27
(a)
.................... 2,055 2,009,197

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Par (000)
Par (000) Value
Banks (continued)
(LIBOR USD 3 Month + 1.31%), 3.58%,
05/22/28
(a)
.................... USD 715 $ 750,812
5.61%, 01/15/44 .................. 350 447,446
4.65%, 11/04/44 .................. 210 238,679
4.40%, 06/14/46 .................. 425 472,331
4.75%, 12/07/46 .................. 1,000 1,169,250
(SOFR + 4.50%), 5.01%, 04/04/51
(a)
.... 955 1,223,291
Westpac Banking Corp.
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.75%),
2.67%, 11/15/35
(a)
............... 460 433,607
3.13%, 11/18/41 .................. 290 273,807
Woori Bank, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 2.66%),
4.25%
(a)(d)(k)
.................... 2,203 2,273,221
693,165,647
Beverages — 0.1%
Anadolu Efes Biracilik ve Malt Sanayii A/S,
3.38%, 06/29/28
(b)
................ 922 885,120
Anheuser-Busch Cos. LLC
4.70%, 02/01/36 .................. 345 396,319
4.90%, 02/01/46 .................. 1,645 1,946,200
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 01/23/29 .................. 1,170 1,325,428
4.95%, 01/15/42 .................. 80 94,535
4.60%, 04/15/48 .................. 460 526,368
5.55%, 01/23/49 .................. 160 206,295
4.50%, 06/01/50 .................. 710 818,908
4.75%, 04/15/58 .................. 1,601 1,847,803
5.80%, 01/23/59 .................. 195 259,766
Coca-Cola Femsa SAB de CV, 1.85%, 09/01/32 1,095 995,629
Embotelladora Andina SA, 3.95%, 01/21/50
(b)
. 2,515 2,498,967
11,801,338
Biotechnology — 0.1%
AbbVie, Inc.
3.80%, 03/15/25 .................. 850 892,735
3.60%, 05/14/25 .................. 605 633,138
4.55%, 03/15/35 .................. 150 170,512
4.40%, 11/06/42 .................. 1,405 1,576,571
4.70%, 05/14/45 .................. 630 727,809
4.45%, 05/14/46 .................. 650 728,234
4.88%, 11/14/48 .................. 840 1,014,959
4.25%, 11/21/49 .................. 325 361,757
Amgen, Inc., 3.00%, 01/15/52 .......... 995 902,041
Biogen, Inc., 3.63%, 09/15/22 .......... 600 609,092
Cidron Aida Finco SARL
(d)
5.00%, 04/01/28 .................. EUR 1,856 2,014,658
6.25%, 04/01/28 .................. GBP 663 856,918
Gilead Sciences, Inc.
4.50%, 02/01/45 .................. USD 900 1,032,690
4.75%, 03/01/46 .................. 375 449,454
4.15%, 03/01/47 .................. 100 110,990
Grifols Escrow Issuer SA, 3.88%, 10/15/28
(d)
. EUR 517 561,673
Horizon Therapeutics USA, Inc., 5.50%,
08/01/27
(b)
..................... USD 1,200 1,243,500
13,886,731
Building Products — 0.3%
Advanced Drainage Systems, Inc., 5.00%,
09/30/27
(b)
..................... 3,101 3,123,234
Builders FirstSource, Inc.
(b)
6.75%, 06/01/27 .................. 948 987,105
5.00%, 03/01/30 .................. 880 903,443
4.25%, 02/01/32 .................. 2,296 2,247,784
Carlisle Cos., Inc., 2.20%, 03/01/32 ....... 910 846,758
Security
Par (000)
Par (000) Value
Building Products (continued)
Cornerstone Building Brands, Inc., 6.13%,
01/15/29
(b)
..................... USD 4,095 $ 4,229,111
CP Atlas Buyer, Inc., 7.00%, 12/01/28
(b)
.... 2,212 2,104,320
Eco Material Technologies, Inc., 7.88%,
01/31/27
(b)
..................... 935 950,778
Forterra Finance LLC, 6.50%, 07/15/25
(b)
... 1,526 1,598,485
HT Troplast GmbH, 9.25%, 07/15/25
(d)
..... EUR 376 445,650
James Hardie International Finance DAC,
5.00%, 01/15/28
(b)
................ USD 1,861 1,906,967
JELD-WEN, Inc.
(b)
6.25%, 05/15/25 .................. 902 931,315
4.63%, 12/15/25 .................. 616 612,039
4.88%, 12/15/27 .................. 86 85,785
Masonite International Corp.
(b)
5.38%, 02/01/28 .................. 2,046 2,101,508
3.50%, 02/15/30 .................. 1,633 1,541,585
MIWD Holdco II LLC, 5.50%, 02/01/30
(b)
.... 689 682,751
New Enterprise Stone & Lime Co., Inc.
(b)
5.25%, 07/15/28 .................. 799 799,000
9.75%, 07/15/28 .................. 773 813,582
PCF GmbH
(d)
4.75%, 04/15/26 .................. EUR 589 658,030
(EURIBOR 3 Month + 4.75%), 4.75%,
04/15/26
(a)
.................... 395 441,589
SRM Escrow Issuer LLC, 6.00%, 11/01/28
(b)
.. USD 8,187 8,406,412
Standard Industries, Inc.
2.25%, 11/21/26
(d)
................. EUR 419 443,824
5.00%, 02/15/27
(b)
................. USD 681 686,107
4.75%, 01/15/28
(b)
................. 625 616,406
4.38%, 07/15/30
(b)
................. 6,328 6,043,240
3.38%, 01/15/31
(b)
................. 1,354 1,238,775
Summit Materials LLC
(b)
6.50%, 03/15/27 .................. 445 456,125
5.25%, 01/15/29 .................. 1,062 1,083,898
Victors Merger Corp., 6.38%, 05/15/29
(b)
.... 1,082 992,378
47,977,984
Capital Markets — 1.3%
AG Issuer LLC, 6.25%, 03/01/28
(b)
....... 270 280,484
Aretec Escrow Issuer, Inc., 7.50%, 04/01/29
(b)
847 863,906
Blackstone Private Credit Fund, 3.25%,
03/15/27
(b)
..................... 1,185 1,157,004
Brightsphere Investment Group, Inc., 4.80%,
07/27/26 ...................... 801 818,890
Codere New Holdco SA, 7.50%, 11/30/27
(c)
.. EUR 345 349,225
Compass Group Diversified Holdings LLC
(b)
5.25%, 04/15/29 .................. USD 2,917 2,879,196
5.00%, 01/15/32 .................. 1,268 1,252,150
Credit Suisse AG
2.80%, 04/08/22 .................. 780 783,470
1.25%, 08/07/26 .................. 870 828,893
Credit Suisse Group AG
3.80%, 06/09/23 .................. 280 288,104
(USD Swap Semi 5 Year + 4.60%), 7.50%
(a)
(b)(k)
......................... 6,225 6,477,984
(USD Swap Semi 5 Year + 4.60%), 7.50%
(a)
(d)(k)
......................... 1,200 1,278,888
(LIBOR USD 3 Month + 1.24%), 4.21%,
06/12/24
(a)(b)
................... 250 257,755
(USD Swap Semi 5 Year + 3.46%), 6.25%
(a)
(b)(k)
......................... 12,234 12,830,408
(USD Swap Semi 5 Year + 3.46%), 6.25%
(a)
(d)(k)
......................... 600 629,250
(SOFR + 1.56%), 2.59%, 09/11/25
(a)(b)
... 665 668,452
(USD Swap Rate 5 Year + 4.33%), 7.25%
(a)
(d)(k)
......................... 1,000 1,068,750

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Par (000)
Par (000) Value
Capital Markets (continued)
(SOFR + 2.04%), 2.19%, 06/05/26
(a)(b)
... USD 3,955 $ 3,906,654
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%),
6.37%
(a)(b)(k)
.................... 12,821 13,381,919
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.89%),
5.25%
(a)(b)(k)
.................... 4,848 4,834,426
(SOFR + 3.73%), 4.19%, 04/01/31
(a)(b)
... 260 276,447
(SOFR + 1.73%), 3.09%, 05/14/32
(a)(b)
... 475 461,321
Deutsche Bank AG
(SOFR + 2.16%), 2.22%, 09/18/24
(a)
.... 3,440 3,453,303
4.50%, 04/01/25 .................. 400 416,344
Series 2020, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
4.52%), 6.00%
(a)(k)
............... 23,000 23,172,500
(SOFR + 1.87%), 2.13%, 11/24/26
(a)
..... 595 581,410
(EUR Swap Annual 5 Year + 4.55%),
4.50%
(a)(d)(k)
.................... EUR 3,400 3,751,846
(USD Swap Semi 5 Year + 2.25%), 4.30%,
05/24/28
(a)
.................... USD 1,200 1,218,921
(SOFR + 2.76%), 3.73%, 01/14/32
(a)
.... 200 194,380
(USD Swap Rate 5 Year + 2.55%), 4.88%,
12/01/32
(a)
.................... 700 731,899
Drawbridge Special Opportunities Fund LP,
3.88%, 02/15/26
(b)
................ 250 250,886
Dresdner Funding Trust I, 8.15%, 06/30/31
(b)
. 650 901,152
Goldman Sachs Group, Inc. (The)
(SOFR + 0.57%), 0.67%, 03/08/24
(a)
.... 1,400 1,387,933
(LIBOR USD 3 Month + 1.20%), 3.27%,
09/29/25
(a)
.................... 930 957,143
3.75%, 02/25/26 .................. 675 712,900
Series U, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 2.92%),
3.65%
(a)(k)
..................... 11,000 10,463,750
(SOFR + 0.91%), 1.95%, 10/21/27
(a)
.... 275 267,646
(LIBOR USD 3 Month + 1.30%), 4.22%,
05/01/29
(a)
.................... 995 1,072,092
(SOFR + 1.09%), 1.99%, 01/27/32
(a)
.... 2,370 2,184,524
(SOFR + 1.28%), 2.62%, 04/22/32
(a)
.... 710 687,860
(SOFR + 1.25%), 2.38%, 07/21/32
(a)
.... 780 738,638
(SOFR + 1.41%), 3.10%, 02/24/33
(a)
.... 2,930 2,946,764
6.75%, 10/01/37 .................. 650 881,282
5.15%, 05/22/45 .................. 195 237,094
Huarong Finance 2017 Co. Ltd., 4.75%,
04/27/27
(d)
..................... 1,900 1,914,250
Huarong Finance 2019 Co. Ltd.
(d)
(LIBOR USD 3 Month + 1.13%), 1.29%,
02/24/23
(a)
.................... 616 601,524
2.50%, 02/24/23 .................. 534 527,325
3.75%, 05/29/24 .................. 900 893,250
3.63%, 09/30/30 .................. 1,985 1,841,087
Huarong Finance Co. Ltd., 3.25%, 11/13/24
(d)
. 200 195,250
Intercontinental Exchange, Inc.
3.10%, 09/15/27 .................. 25 25,991
4.25%, 09/21/48 .................. 155 178,578
Kane Bidco Ltd.
(d)
5.00%, 02/15/27 .................. EUR 984 1,106,012
6.50%, 02/15/27 .................. GBP 1,069 1,436,620
LPL Holdings, Inc.
(b)
4.63%, 11/15/27 .................. USD 1,092 1,109,647
4.00%, 03/15/29 .................. 200 194,108
4.38%, 05/15/31 .................. 1,045 1,024,173
Morgan Stanley
(SOFR + 1.99%), 2.19%, 04/28/26
(a)
.... 2,295 2,290,027
3.63%, 01/20/27 .................. 475 501,407
3.95%, 04/23/27 .................. 425 452,822
Security
Par (000)
Par (000) Value
Capital Markets (continued)
(SOFR + 0.88%), 1.59%, 05/04/27
(a)
.... USD 855 $ 825,509
(SOFR + 0.86%), 1.51%, 07/20/27
(a)
.... 1,690 1,621,587
(LIBOR USD 3 Month + 1.34%), 3.59%,
07/22/28
(a)
.................... 2,420 2,539,387
(SOFR + 1.14%), 2.70%, 01/22/31
(a)
.... 1,985 1,968,376
(SOFR + 3.12%), 3.62%, 04/01/31
(a)
.... 285 301,275
(SOFR + 1.29%), 2.94%, 01/21/33
(a)
.... 735 735,916
(SOFR + 1.49%), 3.22%, 04/22/42
(a)
.... 180 178,538
(SOFR + 1.43%), 2.80%, 01/25/52
(a)
.... 160 146,724
MSCI, Inc.
(b)
4.00%, 11/15/29 .................. 1,438 1,446,987
3.63%, 09/01/30 .................. 2,053 2,013,685
3.88%, 02/15/31 .................. 1,938 1,935,810
3.63%, 11/01/31 .................. 1,086 1,069,471
3.25%, 08/15/33 .................. 2,914 2,732,837
Nomura Holdings, Inc.
1.65%, 07/14/26 .................. 455 437,506
2.61%, 07/14/31 .................. 580 552,758
Pershing Square Holdings Ltd., 5.50%,
07/15/22
(b)
..................... 4,100 4,153,505
Sherwood Financing plc
(d)
4.50%, 11/15/26 .................. EUR 713 784,881
6.00%, 11/15/26 .................. GBP 234 307,626
(EURIBOR 3 Month + 4.63%), 4.62%,
11/15/27
(a)
.................... EUR 239 267,363
State Street Corp., (LIBOR USD 3 Month +
1.00%), 1.20%, 06/15/47
(a)
........... USD 38,405 34,034,580
SURA Asset Management SA, 4.88%,
04/17/24
(b)
..................... 4,419 4,599,350
Taurus Law 130 Securities S.r.l., (Acquired
12/21/21, cost $11,734,320), (EURIBOR 3
Month + 2.30%), 1.74%, 08/24/26
(a)(c)(i)(m)
.. EUR 10,400 11,683,880
UBS AG, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.31%), 4.38%
(a)(b)
(k)
.......................... USD 6,640 6,249,568
UBS Group AG
(a)
(USD Swap Semi 5 Year + 4.34%), 7.00%
(b)
(k)
.......................... 13,976 14,770,955
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.83%),
1.01%, 07/30/24
(b)
............... 1,055 1,042,517
(USD Swap Semi 5 Year + 4.87%), 7.00%
(d)
(k)
.......................... 2,023 2,197,370
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.86%),
5.12%
(d)(k)
..................... 850 877,710
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.08%),
1.36%, 01/30/27
(b)
............... 530 508,236
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.40%),
4.88%
(b)(k)
..................... 1,535 1,532,851
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.85%),
1.49%, 08/10/27
(b)
............... 315 300,233
XP, Inc., 3.25%, 07/01/26
(b)
............ 5,489 5,169,952
234,062,857
Chemicals — 0.6%
Air Products and Chemicals, Inc., 2.80%,
05/15/50 ...................... 5 4,709
Alpek SAB de CV, 3.25%, 02/25/31
(b)
...... 365 349,784
Ashland LLC, 3.38%, 09/01/31
(b)
......... 2,600 2,457,000
ASP Unifrax Holdings, Inc., 5.25%, 09/30/28
(b)
980 962,850
Avient Corp., 5.25%, 03/15/23 .......... 400 410,000

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Par (000)
Par (000) Value
Chemicals (continued)
Axalta Coating Systems LLC
(b)
4.75%, 06/15/27 .................. USD 214 $ 219,859
3.38%, 02/15/29 .................. 1,268 1,168,145
CeramTec BondCo GmbH, 5.25%, 12/15/25
(d)
EUR 400 454,997
Chemours Co. (The)
4.00%, 05/15/26 .................. 400 448,224
5.38%, 05/15/27 .................. USD 674 692,832
5.75%, 11/15/28
(b)
................. 2,581 2,620,696
4.63%, 11/15/29
(b)
................. 560 533,400
CVR Partners LP
(b)
9.25%, 06/15/23 .................. 30 30,084
6.13%, 06/15/28 .................. 3,670 3,729,491
Diamond BC BV, 4.63%, 10/01/29
(b)
....... 1,845 1,729,761
DuPont de Nemours, Inc.
5.32%, 11/15/38 .................. 375 461,019
5.42%, 11/15/48 .................. 150 198,349
Eastman Chemical Co., 4.80%, 09/01/42 ... 220 250,213
Ecolab, Inc., 2.70%, 12/15/51 .......... 655 592,293
Element Solutions, Inc., 3.88%, 09/01/28
(b)
.. 10,973 10,534,080
Equate Petrochemical BV
(b)
4.25%, 11/03/26 .................. 2,461 2,619,119
2.63%, 04/28/28 .................. 803 781,921
EverArc Escrow SARL, 5.00%, 10/30/29
(b)
... 4,176 3,990,252
Gates Global LLC, 6.25%, 01/15/26
(b)
...... 3,414 3,526,662
GCP Applied Technologies, Inc., 5.50%,
04/15/26
(b)
..................... 1,931 1,972,034
GPD Cos., Inc., 10.13%, 04/01/26
(b)
....... 110 115,637
HB Fuller Co., 4.25%, 10/15/28 ......... 1,733 1,720,436
Herens Midco SARL
4.75%, 05/15/28
(b)
................. 3,299 3,149,918
5.25%, 05/15/29
(d)
................. EUR 1,483 1,505,750
Illuminate Buyer LLC, 9.00%, 07/01/28
(b)
.... USD 3,019 3,185,045
Ingevity Corp., 3.88%, 11/01/28
(b)
........ 933 883,271
International Flavors & Fragrances, Inc.
(b)
1.23%, 10/01/25 .................. 655 630,602
3.47%, 12/01/50 .................. 735 720,983
Kobe U.S. Midco 2, Inc., 9.25%, 11/01/26
(a)(b)
. 1,752 1,782,660
Kraton Polymers LLC
4.25%, 12/15/25
(b)
................. 645 664,350
5.25%, 05/15/26
(d)
................. EUR 583 672,230
LSB Industries, Inc., 6.25%, 10/15/28
(b)
.... USD 2,121 2,152,815
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29
(b)
... 860 842,800
Lune Holdings SARL, 5.63%, 11/15/28
(d)
.... EUR 750 806,778
LYB International Finance III LLC
4.20%, 10/15/49 .................. USD 280 299,801
4.20%, 05/01/50 .................. 55 58,955
LyondellBasell Industries NV, 4.63%, 02/26/55 220 246,039
Methanex Corp.
5.13%, 10/15/27 .................. 452 456,638
5.25%, 12/15/29 .................. 186 188,188
5.65%, 12/01/44 .................. 442 422,110
Minerals Technologies, Inc., 5.00%, 07/01/28
(b)
1,293 1,308,270
Monitchem HoldCo 2 SA, 9.50%, 09/15/26
(d)
. EUR 600 715,357
Monitchem HoldCo 3 SA, 5.25%, 03/15/25
(d)
. 1,007 1,143,227
Nobian Finance BV, 3.63%, 07/15/26
(d)
..... 583 625,940
NOVA Chemicals Corp., 4.88%, 06/01/24
(b)
.. USD 311 317,220
Nufarm Australia Ltd., 5.00%, 01/27/30
(b)
.... 995 990,025
Olympus Water US Holding Corp.
(d)
3.88%, 10/01/28 .................. EUR 348 378,688
5.38%, 10/01/29 .................. 350 367,394
Pearl Holding II Ltd., 0.00%,
(c)(d)(k)(n)
....... USD 573 18,895
Pearl Holding III Ltd., 9.00%, 10/22/25
(d)
.... 456 310,080
Phosagro OAO, 3.05%, 01/23/25
(b)
....... 2,024 1,958,220
Rain CII Carbon LLC, 7.25%, 04/01/25
(b)
.... 250 253,913
Rayonier AM Products, Inc., 7.63%, 01/15/26
(b)
2,536 2,599,400
Security
Par (000)
Par (000) Value
Chemicals (continued)
Sasol Financing USA LLC
4.38%, 09/18/26 .................. USD 1,650 $ 1,625,250
5.50%, 03/18/31 .................. 2,705 2,644,137
SCIH Salt Holdings, Inc.
(b)
4.88%, 05/01/28 .................. 500 468,750
6.63%, 05/01/29 .................. 961 897,910
SCIL IV LLC
(EURIBOR 3 Month + 4.38%), 4.37%,
11/01/26
(a)(d)
................... EUR 324 364,817
4.38%, 11/01/26
(d)
................. 260 290,637
5.38%, 11/01/26
(b)
................. USD 1,825 1,829,562
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31
(b)
................. 1,814 1,732,370
4.38%, 02/01/32 .................. 204 198,176
Sherwin-Williams Co. (The)
3.45%, 06/01/27 .................. 289 304,130
4.50%, 06/01/47 .................. 195 225,302
3.30%, 05/15/50 .................. 15 14,514
Sociedad Quimica y Minera de Chile SA,
3.50%, 09/10/51
(b)
................ 4,177 3,811,930
SPCM SA, 3.13%, 03/15/27
(b)
.......... 1,016 970,280
Trinseo Materials Operating SCA, 5.38%,
09/01/25
(b)
..................... 625 632,625
Tronox, Inc.
(b)
6.50%, 05/01/25 .................. 165 171,237
4.63%, 03/15/29 .................. 570 548,036
UPL Corp. Ltd., (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 3.87%),
5.25%
(a)(d)(k)
.................... 1,908 1,889,874
Valvoline, Inc.
(b)
4.25%, 02/15/30 .................. 625 603,706
3.63%, 06/15/31 .................. 500 458,225
WR Grace Holdings LLC
(b)
4.88%, 06/15/27 .................. 1,300 1,293,474
5.63%, 08/15/29 .................. 8,735 8,429,275
101,633,626
Commercial Services & Supplies — 0.7%
Allied Universal Holdco LLC
6.63%, 07/15/26
(b)
................. 16,445 16,886,795
9.75%, 07/15/27
(b)
................. 6,943 7,324,865
3.63%, 06/01/28
(d)
................. EUR 756 798,369
4.63%, 06/01/28
(b)
................. USD 8,909 8,496,931
4.88%, 06/01/28
(d)
................. GBP 310 388,960
6.00%, 06/01/29
(b)
................. USD 5,642 5,348,080
APi Escrow Corp., 4.75%, 10/15/29
(b)
...... 1,044 1,025,730
APi Group DE, Inc., 4.13%, 07/15/29
(b)
..... 1,008 970,200
APX Group, Inc.
(b)
6.75%, 02/15/27 .................. 800 821,544
5.75%, 07/15/29 .................. 2,047 1,925,388
Aramark Services, Inc.
(b)
5.00%, 04/01/25 .................. 3,523 3,569,504
6.38%, 05/01/25 .................. 2,345 2,430,006
Brink's Co. (The), 5.50%, 07/15/25
(b)
...... 102 105,721
Clean Harbors, Inc.
(b)
4.88%, 07/15/27 .................. 1,927 1,975,175
5.13%, 07/15/29 .................. 1,050 1,094,835
Covanta Holding Corp.
4.88%, 12/01/29
(b)
................. 2,927 2,907,682
5.00%, 09/01/30 .................. 3,962 3,922,380
Deluxe Corp., 8.00%, 06/01/29
(b)
........ 2,980 3,080,098
Garda World Security Corp.
(b)
4.63%, 02/15/27 .................. 1,931 1,883,884
9.50%, 11/01/27 .................. 1,398 1,469,298
GFL Environmental, Inc.
(b)
4.25%, 06/01/25 .................. 535 540,350

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
3.75%, 08/01/25 .................. USD 2,236 $ 2,236,000
5.13%, 12/15/26 .................. 6,133 6,334,653
4.00%, 08/01/28 .................. 5,434 5,062,695
3.50%, 09/01/28 .................. 1,663 1,565,298
4.75%, 06/15/29 .................. 2,589 2,511,330
4.38%, 08/15/29 .................. 651 621,243
IAA, Inc., 5.50%, 06/15/27
(b)
........... 3,513 3,605,251
Inter Media & Communication SpA, 6.75%,
02/09/27
(d)
..................... 408 459,445
Intrum AB
(d)
4.88%, 08/15/25 .................. EUR 438 504,247
3.50%, 07/15/26 .................. 952 1,058,829
3.00%, 09/15/27 .................. 500 537,852
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26
(b)
..................... USD 1,404 1,398,735
Madison IAQ LLC
(b)
4.13%, 06/30/28 .................. 445 423,862
5.88%, 06/30/29 .................. 3,989 3,686,654
Nielsen Co. Luxembourg SARL (The), 5.00%,
02/01/25
(b)
..................... 20 20,158
Nielsen Finance LLC
(b)
5.63%, 10/01/28 .................. 4,443 4,435,891
5.88%, 10/01/30 .................. 1,627 1,629,978
4.75%, 07/15/31 .................. 505 469,675
Paprec Holding SA, 3.50%, 07/01/28
(d)
..... EUR 513 562,545
Prime Security Services Borrower LLC
(b)
5.25%, 04/15/24 .................. USD 1,048 1,080,488
5.75%, 04/15/26 .................. 4,232 4,386,045
3.38%, 08/31/27 .................. 413 384,189
6.25%, 01/15/28 .................. 2,019 2,011,055
Republic Services, Inc.
2.30%, 03/01/30 .................. 265 257,877
2.38%, 03/15/33 .................. 580 557,500
Ritchie Bros Auctioneers, Inc., 5.38%,
01/15/25
(b)
..................... 340 345,610
RR Donnelley & Sons Co., 6.13%, 11/01/26
(b)
. 300 322,500
Stericycle, Inc., 3.88%, 01/15/29
(b)
........ 1,335 1,268,250
Techem Verwaltungsgesellschaft 674 mbH,
6.00%, 07/30/26
(d)
................ EUR 883 1,011,619
Tuspark Forward Ltd., 7.95%, 05/13/24
(d)
... USD 570 255,538
Verde Bidco SpA, 4.63%, 10/01/26
(d)
...... EUR 231 259,841
Verisure Holding AB
(d)
3.50%, 05/15/23 .................. 1,205 1,356,668
(EURIBOR 3 Month + 5.00%), 5.00%,
04/15/25
(a)
.................... 346 391,629
3.88%, 07/15/26 .................. 538 605,625
3.25%, 02/15/27 .................. 1,626 1,769,644
Verisure Midholding AB, 5.25%, 02/15/29
(d)
.. 901 998,462
WASH Multifamily Acquisition, Inc., 5.75%,
04/15/26
(b)
..................... USD 105 106,312
Waste Management, Inc.
1.50%, 03/15/31 .................. 385 349,761
2.50%, 11/15/50 .................. 85 74,865
Waste Pro USA, Inc., 5.50%, 02/15/26
(b)
.... 5,206 5,049,820
126,933,434
Communications Equipment — 0.2%
Avaya, Inc., 6.13%, 09/15/28
(b)
.......... 6,499 6,645,228
Ciena Corp., 4.00%, 01/31/30
(b)
......... 833 824,670
CommScope Technologies LLC, 6.00%,
06/15/25
(b)
..................... 2,249 2,190,552
CommScope, Inc.
(b)
6.00%, 03/01/26 .................. 2,234 2,262,462
8.25%, 03/01/27 .................. 1,349 1,319,835
7.13%, 07/01/28 .................. 2,711 2,528,007
4.75%, 09/01/29 .................. 3,456 3,310,606
Security
Par (000)
Par (000) Value
Communications Equipment (continued)
Motorola Solutions, Inc.
4.60%, 05/23/29 .................. USD 1,025 $ 1,138,281
2.30%, 11/15/30 .................. 680 635,559
2.75%, 05/24/31 .................. 915 887,159
Nokia OYJ
4.38%, 06/12/27 .................. 380 393,300
6.63%, 05/15/39 .................. 2,016 2,540,160
ViaSat, Inc.
(b)
5.63%, 04/15/27 .................. 4,544 4,623,974
6.50%, 07/15/28 .................. 7,235 7,162,650
Viavi Solutions, Inc., 3.75%, 10/01/29
(b)
.... 2,192 2,126,240
38,588,683
Construction & Engineering — 0.2%
AECOM, 5.13%, 03/15/27 ............ 1,873 1,950,261
Aeropuertos Dominicanos Siglo XXI SA, 6.75%,
03/30/29
(b)
..................... 1,800 1,822,500
Arcosa, Inc., 4.38%, 04/15/29
(b)
......... 2,674 2,600,465
Artera Services LLC, 9.03%, 12/04/25
(b)
.... 495 506,138
Brand Industrial Services, Inc., 8.50%,
07/15/25
(b)
..................... 3,391 3,187,540
Brundage-Bone Concrete Pumping Holdings,
Inc., 6.00%, 02/01/26
(b)
............. 1,755 1,776,358
China City Construction International Co. Ltd.,
5.35%, 07/03/17
(c)(d)(f)(l)
............. CNY 6,794 —
Dycom Industries, Inc., 4.50%, 04/15/29
(b)
... USD 780 763,877
Global Infrastructure Solutions, Inc., 5.63%,
06/01/29
(b)
..................... 100 100,365
GMR Hyderabad International Airport Ltd.,
5.38%, 04/10/24
(d)
................ 3,036 3,062,186
Heathrow Finance plc
(d)(e)
5.25%, 03/01/24 .................. GBP 200 274,473
4.62%, 09/01/29 .................. 1,071 1,410,756
MasTec, Inc., 4.50%, 08/15/28
(b)
......... USD 2,133 2,159,919
Mexico City Airport Trust, 4.25%, 10/31/26
(b)
. 5,101 5,320,343
Summit Digitel Infrastructure Pvt Ltd., 2.88%,
08/12/31
(d)
..................... 2,270 2,118,863
Tutor Perini Corp., 6.88%, 05/01/25
(b)
...... 2,000 1,981,830
Weekley Homes LLC, 4.88%, 09/15/28
(b)
.... 125 122,946
29,158,820
Construction Materials — 0.0%
Cemex SAB de CV, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
4.53%), 5.12%
(a)(b)(k)
............... 2,980 2,984,500
Consumer Finance — 0.9%
AerCap Ireland Capital DAC
3.15%, 02/15/24 .................. 2,650 2,699,827
6.50%, 07/15/25 .................. 885 991,657
3.00%, 10/29/28 .................. 565 553,507
3.30%, 01/30/32 .................. 550 536,933
Ally Financial, Inc.
5.75%, 11/20/25 .................. 1,940 2,135,811
2.20%, 11/02/28 .................. 545 519,335
American Express Co., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 2.85%), 3.55%
(a)(k)
............... 35,415 33,909,862
American Honda Finance Corp.
1.95%, 05/10/23 .................. 590 594,068
1.20%, 07/08/25 .................. 1,420 1,384,657
Capital One Financial Corp.
Series M, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.16%),
3.95%
(a)(k)
..................... 16,300 15,933,250
3.80%, 01/31/28 .................. 560 591,889
(SOFR + 1.27%), 2.62%, 11/02/32
(a)
..... 420 402,954

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
Castlelake Aviation Finance DAC, 5.00%,
04/15/27
(b)
..................... USD 569 $ 554,604
Cobra AcquisitionCo LLC, 6.38%, 11/01/29
(b)
. 115 111,996
Credit Acceptance Corp., 6.63%, 03/15/26 .. 680 697,177
Curo Group Holdings Corp., 7.50%, 08/01/28
(b)
1,665 1,570,411
Encore Capital Group, Inc.
(d)
4.88%, 10/15/25 .................. EUR 444 513,826
5.38%, 02/15/26 .................. GBP 300 413,839
4.25%, 06/01/28 .................. 897 1,162,282
Enova International, Inc., 8.50%, 09/15/25
(b)
.. USD 3,610 3,714,040
FirstCash, Inc.
(b)
4.63%, 09/01/28 .................. 500 482,105
5.63%, 01/01/30 .................. 2,255 2,253,827
Ford Motor Credit Co. LLC
3.35%, 11/01/22 .................. 3,011 3,031,535
3.09%, 01/09/23 .................. 433 434,083
4.14%, 02/15/23 .................. 1,178 1,191,252
3.10%, 05/04/23 .................. 367 370,314
4.38%, 08/06/23 .................. 586 598,247
3.81%, 01/09/24 .................. 1,775 1,794,969
5.58%, 03/18/24 .................. 1,700 1,776,500
4.69%, 06/09/25 .................. 200 207,992
5.13%, 06/16/25 .................. 5,855 6,155,069
4.13%, 08/04/25 .................. 3,078 3,148,332
3.38%, 11/13/25 .................. 724 724,811
4.39%, 01/08/26 .................. 2,800 2,884,000
2.70%, 08/10/26 .................. 1,717 1,663,344
4.13%, 08/17/27 .................. 319 326,576
3.82%, 11/02/27 .................. 297 296,480
2.90%, 02/16/28 .................. 3,210 3,054,636
5.11%, 05/03/29 .................. 1,834 1,962,930
4.00%, 11/13/30 .................. 1,938 1,948,116
3.63%, 06/17/31 .................. 200 197,000
General Motors Financial Co., Inc.
3.55%, 07/08/22 .................. 1,690 1,709,797
3.25%, 01/05/23 .................. 5,750 5,848,871
2.40%, 04/10/28 .................. 255 247,344
Global Aircraft Leasing Co. Ltd., 6.50%, (6.50%
Cash or 7.25% PIK), 09/15/24
(b)(j)
....... 2,939 2,757,572
goeasy Ltd., 5.38%, 12/01/24
(b)
......... 995 1,014,900
John Deere Capital Corp., 2.60%, 03/07/24 .. 205 209,650
King Talent Management Ltd., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.52%), 5.60%
(a)(d)(k)
........... 736 680,800
Manappuram Finance Ltd., 5.90%, 01/13/23
(d)
2,944 2,958,720
Muthoot Finance Ltd., 4.40%, 09/02/23
(d)
... 2,665 2,665,000
Navient Corp.
7.25%, 09/25/23 .................. 376 395,740
6.13%, 03/25/24 .................. 1,629 1,696,603
5.88%, 10/25/24 .................. 600 622,416
6.75%, 06/15/26 .................. 450 475,686
5.50%, 03/15/29 .................. 2,077 2,026,737
5.63%, 08/01/33 .................. 150 134,360
OneMain Finance Corp.
5.63%, 03/15/23 .................. 630 649,549
6.13%, 03/15/24 .................. 885 927,126
6.88%, 03/15/25 .................. 3,103 3,366,755
7.13%, 03/15/26 .................. 7,239 7,958,079
3.50%, 01/15/27 .................. 1,857 1,763,742
6.63%, 01/15/28 .................. 3,075 3,300,571
5.38%, 11/15/29 .................. 47 47,721
4.00%, 09/15/30 .................. 8 7,446
PRA Group, Inc.
(b)
7.38%, 09/01/25 .................. 400 423,500
5.00%, 10/01/29 .................. 752 742,600
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
PROG Holdings, Inc., 6.00%, 11/15/29
(b)
.... USD 1,750 $ 1,715,122
Shriram Transport Finance Co. Ltd., 5.10%,
07/16/23
(d)
..................... 7,277 7,304,289
SLM Corp., 3.13%, 11/02/26 ........... 1,322 1,272,425
Toyota Motor Credit Corp.
1.15%, 08/13/27 .................. 1,525 1,445,220
3.38%, 04/01/30 .................. 327 348,477
VistaJet Malta Finance plc, 6.38%, 02/01/30
(b)
2,393 2,378,044
World Acceptance Corp., 7.00%, 11/01/26
(b)
.. 2,215 2,126,843
162,715,748
Containers & Packaging — 0.5%
ARD Finance SA, 6.50%, 06/30/27
(b)
...... 4,380 4,423,340
Ardagh Metal Packaging Finance USA LLC
2.00%, 09/01/28
(d)
................. EUR 388 415,751
3.00%, 09/01/29
(d)
................. 559 590,311
4.00%, 09/01/29
(b)
................. USD 9,838 9,370,695
Ardagh Packaging Finance plc
(b)
5.25%, 04/30/25 .................. 280 286,350
4.13%, 08/15/26 .................. 5,183 5,142,573
5.25%, 08/15/27 .................. 6,646 6,513,080
Ball Corp.
4.00%, 11/15/23 .................. 300 309,324
5.25%, 07/01/25 .................. 1,163 1,250,225
2.88%, 08/15/30 .................. 747 692,843
3.13%, 09/15/31 .................. 3,159 2,949,716
Berry Global, Inc.
1.57%, 01/15/26 .................. 1,595 1,537,486
5.63%, 07/15/27
(b)
................. 900 926,505
Canpack SA, 3.13%, 11/01/25
(b)
......... 810 806,076
Crown Americas LLC
4.75%, 02/01/26 .................. 4,815 4,912,696
4.25%, 09/30/26 .................. 4,724 4,871,625
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26 368 426,880
Graphic Packaging International LLC
3.50%, 03/15/28
(b)
................. 200 192,000
2.63%, 02/01/29
(d)
................. EUR 100 110,087
3.50%, 03/01/29
(b)
................. USD 364 345,800
Greif, Inc., 6.50%, 03/01/27
(b)
........... 795 822,904
Intelligent Packaging Ltd. Finco, Inc., 6.00%,
09/15/28
(b)
..................... 250 248,750
International Paper Co., 4.35%, 08/15/48 ... 150 171,241
Intertape Polymer Group, Inc., 4.38%,
06/15/29
(b)
..................... 1,027 1,014,162
Klabin Austria GmbH, 3.20%, 01/12/31
(b)
.... 2,905 2,603,984
Kleopatra Finco SARL, 4.25%, 03/01/26
(d)
... EUR 438 462,547
LABL, Inc., 5.88%, 11/01/28
(b)
.......... USD 2,185 2,163,150
Mauser Packaging Solutions Holding Co.
4.75%, 04/15/24
(d)
................. EUR 200 222,973
5.50%, 04/15/24
(b)
................. USD 4,205 4,199,744
OI European Group BV
(d)
3.13%, 11/15/24 .................. EUR 200 228,021
2.88%, 02/15/25 .................. 566 631,549
Owens-Brockway Glass Container, Inc., 5.88%,
08/15/23
(b)
..................... USD 450 464,121
SAN Miguel Industrias Pet SA, 3.50%,
08/02/28
(b)
..................... 5,500 5,313,000
Sealed Air Corp.
(b)
5.25%, 04/01/23 .................. 486 496,935
4.00%, 12/01/27 .................. 523 524,307
6.88%, 07/15/33 .................. 675 806,625
Titan Holdings II BV, 5.13%, 07/15/29
(d)
.... EUR 385 414,085
Trivium Packaging Finance BV
(b)(e)
5.50%, 08/15/26 .................. USD 9,570 9,647,709
8.50%, 08/15/27 .................. 11,963 12,338,638

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
WRKCo, Inc.
3.75%, 03/15/25 .................. USD 325 $ 340,784
3.90%, 06/01/28 .................. 890 952,261
3.00%, 06/15/33 .................. 955 941,934
91,082,787
Distributors — 0.0%
American Builders & Contractors Supply Co.,
Inc.
(b)
4.00%, 01/15/28 .................. 4,991 4,885,191
3.88%, 11/15/29 .................. 745 700,121
BCPE Empire Holdings, Inc., 7.63%, 05/01/27
(b)
831 831,000
Parts Europe SA, (EURIBOR 3 Month +
4.00%), 4.00%, 07/20/27
(a)(d)
.......... EUR 190 213,189
Ritchie Bros Holdings, Inc., 4.75%, 12/15/31
(b)
USD 485 488,492
7,117,993
Diversified Consumer Services — 0.1%
Adtalem Global Education, Inc., 5.50%,
03/01/28
(b)
..................... 550 540,700
Carriage Services, Inc., 4.25%, 05/15/29
(b)
.. 376 366,600
Graham Holdings Co., 5.75%, 06/01/26
(b)
... 998 1,030,435
Metis Merger Sub LLC, 6.50%, 05/15/29
(b)
... 1,634 1,564,261
Rekeep SpA, 7.25%, 02/01/26
(d)
......... EUR 1,260 1,493,000
Service Corp. International
4.63%, 12/15/27 .................. USD 833 856,324
5.13%, 06/01/29 .................. 716 750,010
3.38%, 08/15/30 .................. 1,285 1,199,618
4.00%, 05/15/31 .................. 3,620 3,505,500
Sotheby's
(b)
7.38%, 10/15/27 .................. 5,779 6,003,976
5.88%, 06/01/29 .................. 1,976 2,000,700
19,311,124
Diversified Financial Services — 0.2%
CPI Acquisition, Inc., 8.63%, 03/15/26
(b)
.... 2,917 2,988,787
doValue SpA, 3.38%, 07/31/26
(d)
......... EUR 703 786,231
Garfunkelux Holdco 3 SA
(d)
6.75%, 11/01/25 .................. 1,732 1,988,818
7.75%, 11/01/25 .................. GBP 744 1,023,439
Jefferies Finance LLC, 5.00%, 08/15/28
(b)
... USD 3,083 3,047,299
Jefferson Capital Holdings LLC, 6.00%,
08/15/26
(b)
..................... 220 218,350
Midcap Financial Issuer Trust
(b)
6.50%, 05/01/28 .................. 330 332,462
5.63%, 01/15/30 .................. 250 242,557
MPH Acquisition Holdings LLC, 5.50%,
09/01/28
(b)
..................... 2,301 2,209,535
NTT Finance Corp., 1.16%, 04/03/26
(b)
..... 1,945 1,871,567
Operadora de Servicios Mega SA de CV Sofom
ER, 8.25%, 02/11/25
(b)
............. 258 193,500
ProGroup AG, 3.00%, 03/31/26
(d)
........ EUR 800 894,599
Sabre GLBL, Inc.
(b)
9.25%, 04/15/25 .................. USD 3,134 3,519,670
7.38%, 09/01/25 .................. 1,453 1,489,325
Shell International Finance BV
2.38%, 11/07/29 .................. 20 19,869
4.38%, 05/11/45 .................. 10 11,593
3.00%, 11/26/51 .................. 130 123,248
Shift4 Payments LLC, 4.63%, 11/01/26
(b)
.... 2,954 2,998,901
Siemens Financieringsmaatschappij NV
(b)
0.65%, 03/11/24 .................. 880 863,525
2.88%, 03/11/41 .................. 625 602,466
Verscend Escrow Corp., 9.75%, 08/15/26
(b)
.. 14,394 15,116,435
40,542,176
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services — 1.6%
Altice France Holding SA
8.00%, 05/15/27
(b)
................. EUR 500 $ 586,081
8.00%, 05/15/27
(d)
................. 299 350,477
10.50%, 05/15/27
(b)
................ USD 19,202 20,378,123
6.00%, 02/15/28
(b)
................. 2,886 2,633,908
Altice France SA
2.50%, 01/15/25
(d)
................. EUR 817 883,439
5.88%, 02/01/27
(d)
................. 1,400 1,623,318
8.13%, 02/01/27
(b)
................. USD 11,961 12,650,073
5.50%, 01/15/28
(b)
................. 4,359 4,158,050
4.13%, 01/15/29
(d)
................. EUR 1,099 1,172,938
5.13%, 01/15/29
(b)
................. USD 894 831,420
5.13%, 07/15/29
(b)
................. 7,272 6,752,343
4.25%, 10/15/29
(d)
................. EUR 660 704,106
5.50%, 10/15/29
(b)
................. USD 4,239 4,017,258
Arqiva Broadcast Finance plc, 6.75%,
09/30/23
(d)
..................... GBP 700 951,748
AT&T, Inc.
2.63%, 12/01/22 .................. USD 416 420,073
4.35%, 03/01/29 .................. 25 27,461
2.55%, 12/01/33 .................. 795 747,250
4.50%, 05/15/35 .................. 3,055 3,373,573
5.25%, 03/01/37 .................. 700 827,750
5.15%, 03/15/42 .................. 1,315 1,560,747
4.65%, 06/01/44 .................. 200 222,244
3.50%, 09/15/53 .................. 164 155,837
3.55%, 09/15/55 .................. 926 874,339
3.80%, 12/01/57 .................. 790 773,155
3.65%, 09/15/59 .................. 406 384,165
Bakrie Telecom Pte. Ltd., 11.50%, 05/07/15
(d)(f)(l)
1,000 5,000
British Telecommunications plc
(a)(b)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.99%),
4.25%, 11/23/81 ................ 400 394,580
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.49%),
4.88%, 11/23/81 ................ 1,200 1,189,644
CCO Holdings LLC
4.00%, 03/01/23
(b)
................. 165 164,175
5.13%, 05/01/27
(b)
................. 4,578 4,692,679
5.00%, 02/01/28
(b)
................. 1,891 1,914,070
5.38%, 06/01/29
(b)
................. 5,674 5,846,887
4.75%, 03/01/30
(b)
................. 5,710 5,666,004
4.50%, 08/15/30
(b)
................. 5,704 5,561,400
4.25%, 02/01/31
(b)
................. 6,790 6,477,524
4.75%, 02/01/32
(b)
................. 1,674 1,646,714
4.50%, 05/01/32 .................. 541 521,389
4.50%, 06/01/33
(b)
................. 2,030 1,930,733
4.25%, 01/15/34
(b)
................. 9,897 9,157,199
Cellnex Telecom SA, 0.75%, 11/20/31
(d)(i)
.... EUR 5,200 5,337,728
Consolidated Communications, Inc., 6.50%,
10/01/28
(b)
..................... USD 6,109 6,290,437
Deutsche Telekom International Finance BV,
8.75%, 06/15/30
(e)
................ 12 16,929
Embarq Corp., 8.00%, 06/01/36 ......... 1,400 1,441,132
Frontier Communications Corp.
(b)
5.88%, 10/15/27 .................. 3,018 3,107,635
5.00%, 05/01/28 .................. 5,632 5,575,680
6.75%, 05/01/29 .................. 3,439 3,447,597
Frontier Communications Holdings LLC, 6.00%,
01/15/30
(b)
..................... 2,868 2,768,194
Iliad Holding SAS
5.13%, 10/15/26
(d)
................. EUR 354 405,163
6.50%, 10/15/26
(b)
................. USD 4,722 4,781,639
5.63%, 10/15/28
(d)
................. EUR 150 171,348

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
7.00%, 10/15/28
(b)
................. USD 3,011 $ 3,061,013
Intelsat Jackson Holdings SA, 8.00%,
02/15/24
(b)(e)
.................... 2,572 2,607,365
Kaixo Bondco Telecom SA, 5.13%, 09/30/29
(d)
EUR 916 1,002,828
Koninklijke KPN NV, (USD Swap Semi 10 Year
+ 5.21%), 7.00%, 03/28/73
(a)(b)
........ USD 200 207,800
Level 3 Financing, Inc.
5.38%, 05/01/25 .................. 550 557,821
4.63%, 09/15/27
(b)
................. 3,262 3,246,016
4.25%, 07/01/28
(b)
................. 1,398 1,333,763
3.63%, 01/15/29
(b)
................. 1,059 963,690
3.75%, 07/15/29
(b)
................. 2,549 2,325,962
Liquid Telecommunications Financing plc,
5.50%, 09/04/26
(b)
................ 775 780,813
Lorca Telecom Bondco SA
4.00%, 09/18/27
(d)
................. EUR 1,547 1,706,648
Lumen Technologies, Inc.
Series W, 6.75%, 12/01/23 ........... USD 1,103 1,169,180
Series Y, 7.50%, 04/01/24 ........... 2,989 3,193,537
5.13%, 12/15/26
(b)
................. 4,547 4,577,510
4.00%, 02/15/27
(b)
................. 3,864 3,707,044
Series G, 6.88%, 01/15/28 ........... 51 54,570
4.50%, 01/15/29
(b)
................. 4,654 4,264,833
5.38%, 06/15/29
(b)
................. 4,071 3,859,675
Series P, 7.60%, 09/15/39 ........... 1,060 1,060,000
Series U, 7.65%, 03/15/42 ........... 2,328 2,338,895
Network i2i Ltd., (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 4.27%),
5.65%
(a)(d)(k)
.................... 4,615 4,773,064
Sprint Capital Corp.
6.88%, 11/15/28 .................. 9,828 11,690,406
8.75%, 03/15/32 .................. 10,302 14,391,379
Switch Ltd.
(b)
3.75%, 09/15/28 .................. 3,059 2,917,919
4.13%, 06/15/29 .................. 5,945 5,790,311
Telecom Italia Capital SA
6.38%, 11/15/33 .................. 2,708 2,779,762
6.00%, 09/30/34 .................. 5,359 5,278,615
7.20%, 07/18/36 .................. 142 151,155
Telecom Italia Finance SA, 7.75%, 01/24/33 . EUR 610 892,453
Telecom Italia SpA
5.30%, 05/30/24
(b)
................. USD 2,046 2,111,646
2.38%, 10/12/27
(d)
................. EUR 600 654,046
1.63%, 01/18/29
(d)
................. 2,249 2,307,862
Telefonica Emisiones SA, 4.90%, 03/06/48 .. USD 670 751,178
Telesat Canada
(b)
5.63%, 12/06/26 .................. 150 126,895
4.88%, 06/01/27 .................. 1,056 850,946
Verizon Communications, Inc.
3.88%, 02/08/29 .................. 2,575 2,772,896
4.02%, 12/03/29 .................. 24 26,062
1.50%, 09/18/30 .................. 285 258,450
1.68%, 10/30/30 .................. 711 648,977
2.55%, 03/21/31 .................. 420 410,127
2.36%, 03/15/32
(b)
................. 540 512,796
5.85%, 09/15/35 .................. 690 883,740
4.27%, 01/15/36 .................. 720 807,364
2.65%, 11/20/40 .................. 1,400 1,248,971
3.40%, 03/22/41 .................. 1,855 1,836,906
2.85%, 09/03/41 .................. 440 410,730
3.85%, 11/01/42 .................. 480 502,081
2.99%, 10/30/56 .................. 160 140,117
3.70%, 03/22/61 .................. 934 936,247
Virgin Media Finance plc
3.75%, 07/15/30
(d)
................. EUR 661 703,800
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
5.00%, 07/15/30
(b)
................. USD 200 $ 188,520
Virgin Media Secured Finance plc
5.25%, 05/15/29
(d)
................. GBP 100 136,339
5.50%, 05/15/29
(b)
................. USD 1,655 1,686,527
4.50%, 08/15/30
(b)
................. 1,246 1,183,713
Windstream Escrow LLC, 7.75%, 08/15/28
(b)
. 680 685,746
Zayo Group Holdings, Inc.
(b)
4.00%, 03/01/27 .................. 18,808 17,758,702
6.13%, 03/01/28 .................. 12,597 11,884,010
288,680,777
Electric Utilities — 0.7%
Adani Electricity Mumbai Ltd., 3.87%,
07/22/31
(d)
..................... 830 787,529
AEP Transmission Co. LLC, 3.15%, 09/15/49 . 75 72,252
Alabama Power Co., 3.13%, 07/15/51 ..... 55 52,375
Baltimore Gas & Electric Co.
3.20%, 09/15/49 .................. 525 512,536
2.90%, 06/15/50 .................. 105 99,104
DPL, Inc., 4.35%, 04/15/29 ............ 1,225 1,254,100
Drax Finco plc, 6.63%, 11/01/25
(b)
........ 450 460,687
Duke Energy Carolinas LLC
6.05%, 04/15/38 .................. 100 131,885
3.70%, 12/01/47 .................. 600 632,212
3.20%, 08/15/49 .................. 982 969,325
Duke Energy Corp.
2.45%, 06/01/30 .................. 225 218,311
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.32%),
3.25%, 01/15/82
(a)
............... 9,390 8,781,510
Duke Energy Florida LLC
2.50%, 12/01/29 .................. 2,225 2,221,687
1.75%, 06/15/30 .................. 255 237,259
3.85%, 11/15/42 .................. 320 334,934
Duke Energy Progress LLC, 3.45%, 03/15/29 . 2,868 3,027,654
Edison International
2.40%, 09/15/22 .................. 1,985 1,998,567
Series B, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.90%),
5.00%
(a)(k)
..................... 1,870 1,862,856
Emera US Finance LP, 0.83%, 06/15/24 .... 975 950,484
Enel Finance International NV, 1.38%,
07/12/26
(b)
..................... 1,590 1,523,369
Entergy Corp., 0.90%, 09/15/25 ......... 2,110 2,016,953
Eversource Energy, 2.80%, 05/01/23 ...... 690 698,913
Exelon Corp.
3.95%, 06/15/25 .................. 595 628,760
4.70%, 04/15/50 .................. 250 296,287
FirstEnergy Corp.
Series B, 4.15%, 07/15/27
(e)
.......... 1,200 1,222,803
2.65%, 03/01/30 .................. 2,069 1,948,216
Series B, 2.25%, 09/01/30 ........... 161 147,906
Series C, 7.38%, 11/15/31 ........... 1,779 2,278,015
Series C, 5.10%, 07/15/47
(e)
.......... 935 1,016,586
Series C, 3.40%, 03/01/50 ........... 6,102 5,471,963
FirstEnergy Transmission LLC
(b)
4.35%, 01/15/25 .................. 1,235 1,284,513
5.45%, 07/15/44 .................. 3,738 4,369,370
4.55%, 04/01/49 .................. 1,448 1,534,420
Florida Power & Light Co.
3.70%, 12/01/47 .................. 365 397,021
3.15%, 10/01/49 .................. 465 463,041
2.88%, 12/04/51 .................. 218 206,849
Huachen Energy Co. Ltd., 6.63%, 05/18/20
(d)(f)(l)
901 346,885
India Cleantech Energy, 4.70%, 08/10/26
(b)
.. 1,765 1,747,350
Kallpa Generacion SA, 4.88%, 05/24/26
(d)
... 4,804 5,049,604

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Leeward Renewable Energy Operations LLC,
4.25%, 07/01/29
(b)
................ USD 300 $ 293,250
MidAmerican Energy Co.
3.65%, 04/15/29 .................. 825 891,828
4.25%, 07/15/49 .................. 1,175 1,369,019
Mong Duong Finance Holdings BV, 5.13%,
05/07/29
(d)
..................... 4,260 3,905,355
Naturgy Finance BV, (EUR Swap Annual 5 Year
+ 2.44%), 2.37%
(a)(d)(k)
.............. EUR 900 996,699
NextEra Energy Capital Holdings, Inc.
3.55%, 05/01/27 .................. USD 215 226,848
1.90%, 06/15/28 .................. 600 581,496
2.44%, 01/15/32 .................. 584 563,158
3.00%, 01/15/52 .................. 177 160,965
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.55%),
3.80%, 03/15/82
(a)
............... 18,905 18,531,962
NextEra Energy Operating Partners LP
(b)
4.25%, 07/15/24 .................. 365 375,722
4.25%, 09/15/24 .................. 35 36,094
Northern States Power Co.
2.90%, 03/01/50 .................. 350 334,133
2.60%, 06/01/51 .................. 360 324,425
NRG Energy, Inc.
6.63%, 01/15/27 .................. 887 916,936
2.45%, 12/02/27
(b)
................. 800 767,602
5.75%, 01/15/28 .................. 614 635,484
5.25%, 06/15/29
(b)
................. 261 268,569
3.63%, 02/15/31
(b)
................. 1,694 1,571,185
3.88%, 02/15/32
(b)
................. 2,491 2,342,163
Ohio Power Co.
4.00%, 06/01/49 .................. 975 1,062,827
Series R, 2.90%, 10/01/51 ........... 55 50,178
Oncor Electric Delivery Co. LLC
3.75%, 04/01/45 .................. 840 900,797
3.70%, 05/15/50 .................. 1,205 1,304,558
Pacific Gas & Electric Co.
3.45%, 07/01/25 .................. 1,460 1,489,631
3.30%, 12/01/27 .................. 1,065 1,063,250
4.45%, 04/15/42 .................. 475 455,913
4.00%, 12/01/46 .................. 258 236,140
4.95%, 07/01/50 .................. 872 890,248
Pattern Energy Operations LP, 4.50%,
08/15/28
(b)
..................... 2,869 2,877,779
PECO Energy Co., 2.85%, 09/15/51 ...... 130 121,540
PG&E Corp., 5.25%, 07/01/30 .......... 2,238 2,218,820
PPL Electric Utilities Corp., 3.95%, 06/01/47 . 25 27,617
Progress Energy, Inc., 6.00%, 12/01/39 .... 350 454,991
Public Service Co. of Colorado
Series 34, 3.20%, 03/01/50 .......... 600 593,019
2.70%, 01/15/51 .................. 100 90,998
Southern California Edison Co.
Series J, 0.70%, 08/01/23 ........... 305 301,728
1.10%, 04/01/24 .................. 1,200 1,183,939
4.00%, 04/01/47 .................. 575 598,646
Series B, 4.88%, 03/01/49 ........... 70 79,256
Series 20A, 2.95%, 02/01/51 ......... 240 214,980
Series H, 3.65%, 06/01/51 ........... 435 434,513
3.45%, 02/01/52 .................. 200 191,837
Star Energy Geothermal Darajat II, 4.85%,
10/14/38
(b)
..................... 5,095 5,320,454
Tampa Electric Co.
4.45%, 06/15/49 .................. 375 448,624
3.45%, 03/15/51 .................. 135 138,242
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Virginia Electric & Power Co.
Series B, 6.00%, 01/15/36 ........... USD 250 $ 329,288
4.45%, 02/15/44 .................. 300 345,189
4.60%, 12/01/48 .................. 595 712,835
Vistra Operations Co. LLC
(b)
5.63%, 02/15/27 .................. 944 962,908
5.00%, 07/31/27 .................. 365 367,884
4.38%, 05/01/29 .................. 1,733 1,672,345
119,487,958
Electrical Equipment — 0.1%
Atkore, Inc., 4.25%, 06/01/31
(b)
.......... 3,152 3,102,356
Energizer Gamma Acquisition BV, 3.50%,
06/30/29
(d)
..................... EUR 588 615,827
Sensata Technologies BV
(b)
5.00%, 10/01/25 .................. USD 3,445 3,630,169
4.00%, 04/15/29 .................. 3,788 3,743,226
Vertiv Group Corp., 4.13%, 11/15/28
(b)
..... 5,452 5,313,028
16,404,606
Electronic Equipment, Instruments & Components — 0.0%
Belden, Inc.
(d)
4.13%, 10/15/26 .................. EUR 1,260 1,422,625
3.88%, 03/15/28 .................. 500 557,231
II-VI, Inc., 5.00%, 12/15/29
(b)
........... USD 3,191 3,184,777
Sensata Technologies, Inc.
(b)
4.38%, 02/15/30 .................. 2,240 2,239,104
3.75%, 02/15/31 .................. 750 704,760
8,108,497
Energy Equipment & Services — 0.2%
Archrock Partners LP
(b)
6.88%, 04/01/27 .................. 1,728 1,772,323
6.25%, 04/01/28 .................. 4,533 4,550,951
Bristow Group, Inc., 6.88%, 03/01/28
(b)
..... 310 312,325
CGG SA
7.75%, 04/01/27
(d)
................. EUR 567 642,570
8.75%, 04/01/27
(b)
................. USD 1,400 1,400,000
ChampionX Corp., 6.38%, 05/01/26 ....... 564 582,330
Halliburton Co.
3.80%, 11/15/25 .................. 475 503,266
2.92%, 03/01/30 .................. 350 350,835
5.00%, 11/15/45 .................. 275 316,136
Hilong Holding Ltd., 9.75%, 11/18/24
(d)
..... 415 331,559
Nabors Industries Ltd.
(b)
7.25%, 01/15/26 .................. 397 380,128
7.50%, 01/15/28 .................. 1,152 1,080,000
Nabors Industries, Inc.
(b)
9.00%, 02/01/25 .................. 200 207,000
7.38%, 05/15/27 .................. 1,889 1,938,378
Oceaneering International, Inc., 4.65%,
11/15/24 ...................... 425 427,707
Patterson-UTI Energy, Inc., 5.15%, 11/15/29 . 175 177,215
Petrofac Ltd., 9.75%, 11/15/26
(b)
......... 925 931,938
Precision Drilling Corp., 7.13%, 01/15/26
(b)
.. 500 502,500
Tervita Corp., 11.00%, 12/01/25
(b)
........ 993 1,150,639
Transocean, Inc., 11.50%, 01/30/27
(b)
...... 1,164 1,154,781
USA Compression Partners LP
6.88%, 04/01/26 .................. 3,963 4,023,951
6.88%, 09/01/27 .................. 4,057 4,166,133
Vallourec SA, 8.50%, 06/30/26
(d)
......... EUR 717 815,583
Weatherford International Ltd.
(b)
6.50%, 09/15/28 .................. USD 1,357 1,407,467
8.63%, 04/30/30 .................. 1,723 1,753,152
30,878,867

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Par (000)
Par (000) Value
Entertainment — 0.2%
AMC Entertainment Holdings, Inc., 10.00%,
06/15/26
(b)
..................... USD 2,538 $ 2,366,588
Banijay Entertainment SASU, 5.38%,
03/01/25
(b)
..................... 200 204,000
Banijay Group SAS, 6.50%, 03/01/26
(d)
..... EUR 700 794,090
Lions Gate Capital Holdings LLC, 5.50%,
04/15/29
(b)
..................... USD 2,286 2,271,987
Live Nation Entertainment, Inc.
(b)
4.88%, 11/01/24 .................. 659 663,613
6.50%, 05/15/27 .................. 9,659 10,396,175
4.75%, 10/15/27 .................. 921 907,420
3.75%, 01/15/28 .................. 189 182,385
NBCUniversal Media LLC, 5.95%, 04/01/41 .. 380 514,818
Netflix, Inc.
4.38%, 11/15/26 .................. 1,040 1,116,050
4.88%, 04/15/28 .................. 590 649,059
5.88%, 11/15/28 .................. 800 927,000
4.88%, 06/15/30
(b)
................. 1,600 1,782,080
Playtika Holding Corp., 4.25%, 03/15/29
(b)
... 3,691 3,529,519
TWDC Enterprises 18 Corp., 4.13%, 06/01/44 85 94,114
Walt Disney Co. (The)
1.65%, 09/01/22 .................. 10 10,047
6.40%, 12/15/35 .................. 375 509,741
3.50%, 05/13/40 .................. 358 367,632
3.60%, 01/13/51 .................. 300 314,421
WMG Acquisition Corp.
3.88%, 07/15/30
(b)
................. 1,234 1,177,470
2.25%, 08/15/31
(d)
................. EUR 773 824,884
29,603,093
Equity Real Estate Investment Trusts (REITs) — 0.8%
Alexandria Real Estate Equities, Inc.
3.95%, 01/15/28 .................. USD 1,925 2,078,922
4.90%, 12/15/30 .................. 835 974,468
1.88%, 02/01/33 .................. 300 270,838
American Finance Trust, Inc., 4.50%,
09/30/28
(b)
..................... 226 219,220
American Tower Corp.
3.50%, 01/31/23 .................. 680 694,809
3.38%, 10/15/26 .................. 995 1,034,663
3.95%, 03/15/29 .................. 615 652,317
2.10%, 06/15/30 .................. 1,195 1,113,232
2.70%, 04/15/31 .................. 600 581,290
Boston Properties LP
2.90%, 03/15/30 .................. 825 821,957
2.45%, 10/01/33 .................. 510 474,932
Brookfield Property REIT, Inc.
(b)
5.75%, 05/15/26 .................. 800 800,000
4.50%, 04/01/27 .................. 1,856 1,754,254
Camden Property Trust, 2.80%, 05/15/30 ... 290 292,876
Crown Castle International Corp.
3.80%, 02/15/28 .................. 1,075 1,132,698
4.30%, 02/15/29 .................. 715 776,598
2.10%, 04/01/31 .................. 200 185,058
2.50%, 07/15/31 .................. 1,200 1,145,950
2.90%, 04/01/41 .................. 200 181,519
CTR Partnership LP, 3.88%, 06/30/28
(b)
.... 1,248 1,235,520
Diversified Healthcare Trust, 9.75%, 06/15/25 705 747,808
Duke Realty LP, 3.05%, 03/01/50 ........ 120 109,949
Equinix, Inc.
2.90%, 11/18/26 .................. 575 586,294
3.00%, 07/15/50 .................. 225 198,825
2.95%, 09/15/51 .................. 665 581,652
ERP Operating LP, 2.85%, 11/01/26 ...... 530 546,057
Global Net Lease, Inc., 3.75%, 12/15/27
(b)
... 998 960,330
Security
Par (000)
Par (000) Value
Equity Real Estate Investment Trusts (REITs) (continued)
GLP Capital LP
4.00%, 01/15/30 .................. USD 1,975 $ 2,035,079
3.25%, 01/15/32 .................. 420 405,712
HAT Holdings I LLC, 3.38%, 06/15/26
(b)
.... 1,302 1,253,175
Healthpeak Properties, Inc.
3.00%, 01/15/30 .................. 458 465,984
2.88%, 01/15/31 .................. 75 75,306
Iron Mountain Information Management
Services, Inc., 5.00%, 07/15/32
(b)
....... 3,927 3,838,642
Iron Mountain, Inc.
(b)
4.88%, 09/15/27 .................. 1,000 1,002,985
4.88%, 09/15/29 .................. 900 888,435
5.25%, 07/15/30 .................. 6,570 6,523,682
4.50%, 02/15/31 .................. 980 929,226
5.63%, 07/15/32 .................. 5,727 5,789,567
iStar, Inc., 4.25%, 08/01/25 ............ 700 695,230
LMIRT Capital Pte. Ltd., 7.25%, 06/19/24
(d)
.. 2,920 2,905,400
MGM Growth Properties Operating Partnership
LP
5.63%, 05/01/24 .................. 2,080 2,199,600
4.63%, 06/15/25
(b)
................. 2,345 2,450,525
4.50%, 09/01/26 .................. 3,798 3,968,910
5.75%, 02/01/27 .................. 2,046 2,260,830
4.50%, 01/15/28 .................. 4,794 5,057,670
3.88%, 02/15/29
(b)
................. 2,382 2,447,505
Mid-America Apartments LP, 1.70%, 02/15/31 230 211,456
MPT Operating Partnership LP
5.25%, 08/01/26 .................. 1,055 1,085,595
5.00%, 10/15/27 .................. 1,392 1,429,584
4.63%, 08/01/29 .................. 3,406 3,502,356
3.50%, 03/15/31 .................. 8,860 8,549,900
Park Intermediate Holdings LLC, 5.88%,
10/01/28
(b)
..................... 1,675 1,714,212
Prologis LP, 2.25%, 04/15/30 ........... 600 584,674
Realty Income Corp.
3.88%, 04/15/25 .................. 450 476,712
3.00%, 01/15/27 .................. 370 382,992
3.95%, 08/15/27 .................. 360 388,596
2.20%, 06/15/28 .................. 320 313,751
2.85%, 12/15/32 .................. 245 243,860
RHP Hotel Properties LP
4.75%, 10/15/27 .................. 5,318 5,237,180
4.50%, 02/15/29
(b)
................. 3,005 2,907,578
RLJ Lodging Trust LP
(b)
3.75%, 07/01/26 .................. 847 821,590
4.00%, 09/15/29 .................. 741 698,392
SBA Communications Corp., 3.88%, 02/15/27 5,673 5,729,730
Service Properties Trust
4.65%, 03/15/24 .................. 500 486,250
4.35%, 10/01/24 .................. 238 227,338
7.50%, 09/15/25 .................. 2,993 3,154,113
5.50%, 12/15/27 .................. 973 964,052
Simon Property Group LP, 3.80%, 07/15/50 .. 660 701,196
Trust Fibra Uno, 5.25%, 01/30/26
(b)
....... 1,955 2,100,770
UDR, Inc.
3.20%, 01/15/30 .................. 300 306,938
2.10%, 08/01/32 .................. 85 78,174
Uniti Group LP
(b)
7.88%, 02/15/25 .................. 1,250 1,301,875
4.75%, 04/15/28 .................. 4,581 4,441,142
6.50%, 02/15/29 .................. 4,350 4,115,057
6.00%, 01/15/30 .................. 1,095 1,001,925
Ventas Realty LP, 3.00%, 01/15/30 ....... 680 688,805
VICI Properties LP
(b)
3.50%, 02/15/25 .................. 2,815 2,803,621

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Par (000)
Par (000) Value
Equity Real Estate Investment Trusts (REITs) (continued)
4.25%, 12/01/26 .................. USD 4,856 $ 4,910,630
3.75%, 02/15/27 .................. 2,713 2,686,209
4.63%, 12/01/29 .................. 2,586 2,661,692
4.13%, 08/15/30 .................. 9,258 9,286,422
Welltower, Inc., 2.05%, 01/15/29 ......... 485 465,920
XHR LP
(b)
6.38%, 08/15/25 .................. 450 465,187
4.88%, 06/01/29 .................. 220 215,710
142,686,683
Food & Staples Retailing — 0.2%
7-Eleven, Inc., 0.95%, 02/10/26
(b)
........ 1,415 1,345,321
Albertsons Cos., Inc.
(b)
3.25%, 03/15/26 .................. 2,763 2,678,811
4.63%, 01/15/27 .................. 3,587 3,671,294
5.88%, 02/15/28 .................. 2,984 3,111,089
4.88%, 02/15/30 .................. 2,102 2,141,413
Bellis Acquisition Co. plc
(d)
3.25%, 02/16/26 .................. GBP 300 372,953
4.50%, 02/16/26 .................. 1,141 1,488,495
Casino Guichard Perrachon SA
(d)
(EURIBOR Swap Rate 5 Year + 3.82%),
3.99%
(a)(k)
..................... EUR 800 553,640
5.25%, 04/15/27 .................. 900 907,467
Iceland Bondco plc
(d)
4.63%, 03/15/25 .................. GBP 600 732,363
4.38%, 05/15/28 .................. 625 713,234
Ingles Markets, Inc., 4.00%, 06/15/31
(b)
..... USD 350 345,188
Ocado Group plc, 3.88%, 10/08/26
(d)
...... GBP 835 1,052,447
Performance Food Group, Inc., 4.25%,
08/01/29
(b)
..................... USD 2,389 2,241,623
Picard Groupe SAS, 3.88%, 07/01/26
(d)
.... EUR 504 557,363
Quatrim SASU, 5.88%, 01/15/24
(d)
....... 900 1,029,032
SEG Holding LLC, 5.63%, 10/15/28
(b)
...... USD 120 124,800
United Natural Foods, Inc., 6.75%, 10/15/28
(b)
669 709,976
US Foods, Inc., 4.75%, 02/15/29
(b)
....... 3,152 3,093,530
Walmart, Inc., 2.65%, 09/22/51 ......... 730 691,056
27,561,095
Food Products — 0.4%
Chobani LLC
(b)
7.50%, 04/15/25 .................. 4,281 4,369,617
4.63%, 11/15/28 .................. 1,734 1,733,757
General Mills, Inc., 3.00%, 02/01/51 ...... 46 43,302
Health & Happiness H&H International Holdings
Ltd., 5.63%, 10/24/24
(d)
............. 430 423,496
JBS USA LUX SA, 3.75%, 12/01/31
(b)
...... 2,678 2,613,192
JDE Peet's NV, 1.38%, 01/15/27
(b)
........ 1,130 1,069,038
Knight Castle Investments Ltd., 7.99%,
01/23/21
(d)(f)(l)
................... 231 161,700
Kraft Heinz Foods Co.
3.75%, 04/01/30 .................. 1,600 1,653,716
5.00%, 07/15/35 .................. 603 687,819
6.88%, 01/26/39 .................. 2,541 3,444,821
4.63%, 10/01/39 .................. 1,024 1,119,363
6.50%, 02/09/40 .................. 1,215 1,625,733
5.00%, 06/04/42 .................. 3,010 3,426,967
5.20%, 07/15/45 .................. 986 1,142,484
4.38%, 06/01/46 .................. 5,204 5,499,373
4.88%, 10/01/49 .................. 9,738 11,057,215
5.50%, 06/01/50 .................. 13,225 16,345,657
Lamb Weston Holdings, Inc.
(b)
4.88%, 05/15/28 .................. 661 687,440
4.13%, 01/31/30 .................. 1,267 1,251,676
4.38%, 01/31/32 .................. 1,824 1,798,927
Security
Par (000)
Par (000) Value
Food Products (continued)
Pilgrim's Pride Corp.
(b)
5.88%, 09/30/27 .................. USD 900 $ 939,692
4.25%, 04/15/31 .................. 140 138,137
3.50%, 03/01/32 .................. 4,415 4,204,360
Post Holdings, Inc.
(b)
5.75%, 03/01/27 .................. 1,500 1,541,250
5.63%, 01/15/28 .................. 2,142 2,199,449
5.50%, 12/15/29 .................. 124 127,441
4.63%, 04/15/30 .................. 444 427,905
4.50%, 09/15/31 .................. 186 177,018
Premier Foods Finance plc, 3.50%, 10/15/26
(d)
GBP 569 738,495
Simmons Foods, Inc., 4.63%, 03/01/29
(b)
... USD 3,620 3,470,675
Tereos Finance Groupe I SA, 7.50%, 10/30/25
(d)
EUR 687 818,505
74,938,220
Gas Utilities — 0.0%
AmeriGas Partners LP
5.63%, 05/20/24 .................. USD 550 567,187
5.88%, 08/20/26 .................. 250 264,375
5.75%, 05/20/27 .................. 350 369,835
Atmos Energy Corp., 2.85%, 02/15/52 ..... 305 276,796
CenterPoint Energy Resources Corp., 1.75%,
10/01/30 ...................... 455 420,794
China Oil & Gas Group Ltd., 5.50%, 01/25/23
(d)
430 432,096
Infraestructura Energetica Nova SAB de CV,
4.75%, 01/15/51
(b)
................ 2,618 2,490,864
Promigas SA ESP, 3.75%, 10/16/29
(b)
...... 925 890,197
Suburban Propane Partners LP
5.88%, 03/01/27 .................. 800 820,000
5.00%, 06/01/31
(b)
................. 902 888,470
Superior Plus LP, 4.50%, 03/15/29
(b)
...... 170 170,255
7,590,869
Health Care Equipment & Supplies — 0.2%
Abbott Laboratories
4.75%, 11/30/36 .................. 345 420,244
6.15%, 11/30/37 .................. 240 333,561
Avantor Funding, Inc.
2.63%, 11/01/25
(d)
................. EUR 200 226,094
4.63%, 07/15/28
(b)
................. USD 7,976 7,956,060
3.88%, 11/01/29
(b)
................. 1,508 1,447,680
Becton Dickinson and Co.
3.73%, 12/15/24 .................. 158 165,414
3.70%, 06/06/27 .................. 2,175 2,308,818
4.69%, 12/15/44 .................. 540 632,606
4.67%, 06/06/47 .................. 285 333,062
3.79%, 05/20/50 .................. 61 63,592
DH Europe Finance II SARL, 2.05%, 11/15/22 715 722,317
Hologic, Inc.
(b)
4.63%, 02/01/28 .................. 300 311,250
3.25%, 02/15/29 .................. 962 911,495
Mozart Debt Merger Sub, Inc.
(b)
3.88%, 04/01/29 .................. 1,020 982,974
5.25%, 10/01/29 .................. 10,024 9,748,340
Ortho-Clinical Diagnostics, Inc.
(b)
7.38%, 06/01/25 .................. 5,484 5,730,780
7.25%, 02/01/28 .................. 5,898 6,296,115
Teleflex, Inc., 4.25%, 06/01/28
(b)
......... 1,117 1,108,321
Varex Imaging Corp., 7.88%, 10/15/27
(b)
.... 1,197 1,310,584
41,009,307
Health Care Providers & Services — 1.1%
180 Medical, Inc., 3.88%, 10/15/29
(b)
...... 1,063 1,033,767
Acadia Healthcare Co., Inc.
(b)
5.50%, 07/01/28 .................. 2,301 2,322,560
5.00%, 04/15/29 .................. 3,095 3,048,575

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
AdaptHealth LLC
(b)
6.13%, 08/01/28 .................. USD 899 $ 939,455
5.13%, 03/01/30 .................. 386 377,821
Aetna, Inc.
4.75%, 03/15/44 .................. 550 645,691
3.88%, 08/15/47 .................. 126 132,967
AHP Health Partners, Inc., 5.75%, 07/15/29
(b)
. 2,605 2,556,221
Akumin Escrow, Inc., 7.50%, 08/01/28
(b)
.... 446 405,860
Akumin, Inc., 7.00%, 11/01/25
(b)
......... 554 511,065
Anthem, Inc.
2.38%, 01/15/25 .................. 105 106,506
4.65%, 01/15/43 .................. 250 291,520
3.70%, 09/15/49 .................. 450 465,503
CAB SELAS, 3.38%, 02/01/28
(d)
......... EUR 714 779,597
Cano Health LLC, 6.25%, 10/01/28
(b)
...... USD 872 837,120
Centene Corp.
4.25%, 12/15/27 .................. 552 565,436
2.45%, 07/15/28 .................. 5,052 4,805,008
4.63%, 12/15/29 .................. 5,929 6,165,093
3.00%, 10/15/30 .................. 8,688 8,431,704
2.50%, 03/01/31 .................. 12,446 11,552,750
2.63%, 08/01/31 .................. 3,219 3,012,276
Chrome Bidco SASU, 3.50%, 05/31/28
(d)
.... EUR 1,468 1,610,204
Chrome Holdco SASU, 5.00%, 05/31/29
(d)
... 332 361,796
Cigna Corp.
4.13%, 11/15/25 .................. USD 400 427,196
6.13%, 11/15/41 .................. 140 188,187
4.90%, 12/15/48 .................. 145 171,457
CommonSpirit Health
3.35%, 10/01/29 .................. 500 515,883
2.78%, 10/01/30 .................. 225 224,785
3.91%, 10/01/50 .................. 440 463,036
Community Health Systems, Inc.
(b)
6.63%, 02/15/25 .................. 10,556 10,924,404
8.00%, 03/15/26 .................. 9,717 10,114,863
5.63%, 03/15/27 .................. 3,600 3,619,476
8.00%, 12/15/27 .................. 400 424,000
6.00%, 01/15/29 .................. 5,391 5,490,140
6.88%, 04/15/29 .................. 273 269,929
6.13%, 04/01/30 .................. 1,702 1,620,653
5.25%, 05/15/30 .................. 2,300 2,290,110
CVS Health Corp.
3.50%, 07/20/22 .................. 2,370 2,390,367
1.30%, 08/21/27 .................. 160 150,607
4.30%, 03/25/28 .................. 789 860,068
1.88%, 02/28/31 .................. 3,235 2,998,653
5.13%, 07/20/45 .................. 1,050 1,276,813
5.05%, 03/25/48 .................. 530 649,066
DaVita, Inc., 4.63%, 06/01/30
(b)
......... 81 78,804
Encompass Health Corp.
4.50%, 02/01/28 .................. 346 345,135
4.75%, 02/01/30 .................. 4,043 3,992,463
4.63%, 04/01/31 .................. 1,444 1,416,319
HCA, Inc.
5.88%, 05/01/23 .................. 300 312,375
5.38%, 02/01/25 .................. 2,268 2,413,742
5.88%, 02/15/26 .................. 1,000 1,088,510
5.38%, 09/01/26 .................. 5,759 6,248,515
5.63%, 09/01/28 .................. 2,414 2,691,610
5.88%, 02/01/29 .................. 2,425 2,740,250
3.50%, 09/01/30 .................. 8,433 8,394,124
5.50%, 06/15/47 .................. 960 1,158,900
5.25%, 06/15/49 .................. 965 1,136,890
3.50%, 07/15/51 .................. 460 425,579
HealthEquity, Inc., 4.50%, 10/01/29
(b)
...... 2,536 2,478,940
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Humana, Inc., 2.15%, 02/03/32 ......... USD 255 $ 237,134
Kaiser Foundation Hospitals, Series 2021,
2.81%, 06/01/41 ................. 299 283,985
Korian SA, (U.K. Government Bonds 5 Year
Note Generic Bid Yield + 9.08%), 4.13%
(a)(d)(k)
GBP 800 1,013,123
Laboratoire Eimer Selas, 5.00%, 02/01/29
(d)
.. EUR 217 239,232
Legacy LifePoint Health LLC
(b)
6.75%, 04/15/25 .................. USD 1,540 1,593,900
4.38%, 02/15/27 .................. 1,962 1,922,466
LifePoint Health, Inc., 5.38%, 01/15/29
(b)
.... 3,264 3,104,880
MEDNAX, Inc., 6.25%, 01/15/27
(b)
........ 867 905,868
ModivCare Escrow Issuer, Inc., 5.00%,
10/01/29
(b)
..................... 1,271 1,231,052
ModivCare, Inc., 5.88%, 11/15/25
(b)
....... 2,951 3,061,662
Molina Healthcare, Inc.
(b)
4.38%, 06/15/28 .................. 2,654 2,661,060
3.88%, 11/15/30 .................. 1,428 1,408,365
3.88%, 05/15/32 .................. 2,538 2,449,170
Option Care Health, Inc., 4.38%, 10/31/29
(b)
.. 1,018 991,858
Owens & Minor, Inc., 4.50%, 03/31/29
(b)
.... 480 466,285
Prime Healthcare Services, Inc., 7.25%,
11/01/25
(b)
..................... 5,756 6,000,630
RegionalCare Hospital Partners Holdings, Inc.,
9.75%, 12/01/26
(b)
................ 649 682,767
RP Escrow Issuer LLC, 5.25%, 12/15/25
(b)
... 355 344,872
Surgery Center Holdings, Inc.
(b)
6.75%, 07/01/25 .................. 5,077 5,083,346
10.00%, 04/15/27 ................. 4,850 5,098,563
Sutter Health
Series 20A, 2.29%, 08/15/30 ......... 870 844,192
Series 20A, 3.36%, 08/15/50 ......... 244 244,139
Team Health Holdings, Inc., 6.38%, 02/01/25
(b)
432 388,800
Tenet Healthcare Corp.
4.63%, 07/15/24 .................. 466 467,855
4.63%, 09/01/24
(b)
................. 1,371 1,386,266
7.50%, 04/01/25
(b)
................. 1,506 1,568,909
4.88%, 01/01/26
(b)
................. 8,341 8,378,701
6.25%, 02/01/27
(b)
................. 2,524 2,582,582
5.13%, 11/01/27
(b)
................. 7,002 7,017,474
4.63%, 06/15/28
(b)
................. 234 231,786
6.13%, 10/01/28
(b)
................. 2,154 2,161,044
4.25%, 06/01/29
(b)
................. 1,111 1,071,112
UnitedHealth Group, Inc.
3.50%, 08/15/39 .................. 775 804,050
2.75%, 05/15/40 .................. 345 326,456
4.75%, 07/15/45 .................. 440 535,152
4.25%, 06/15/48 .................. 510 585,854
3.70%, 08/15/49 .................. 400 424,615
3.25%, 05/15/51 .................. 180 179,325
US Acute Care Solutions LLC
6.38%, 03/01/26
(b)
................. 890 894,450
Vizient, Inc., 6.25%, 05/15/27
(b)
......... 2,284 2,341,100
202,164,424
Health Care Technology — 0.0%
IQVIA, Inc.
(b)
5.00%, 10/15/26 .................. 1,065 1,089,495
5.00%, 05/15/27 .................. 5,901 6,034,953
7,124,448
Hotels, Restaurants & Leisure — 1.5%
1011778 BC ULC
(b)
5.75%, 04/15/25 .................. 2,266 2,342,478
3.88%, 01/15/28 .................. 2,630 2,563,855
4.38%, 01/15/28 .................. 3,121 3,062,325
4.00%, 10/15/30 .................. 1,013 937,704

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Accor SA
(d)
(EUR Swap Annual 5 Year + 4.56%),
4.37%
(a)(k)
..................... EUR 600 $ 687,990
0.70%, 12/07/27
(i)
................. 892 524,741
Affinity Gaming, 6.88%, 12/15/27
(b)
....... USD 1,277 1,296,155
Boyd Gaming Corp.
8.63%, 06/01/25
(b)
................. 495 525,146
4.75%, 12/01/27 .................. 1,104 1,098,403
4.75%, 06/15/31
(b)
................. 4,025 3,950,698
Boyne USA, Inc., 4.75%, 05/15/29
(b)
...... 2,540 2,550,922
Burger King France SAS, (EURIBOR 3 Month +
4.75%), 4.75%, 11/01/26
(a)(d)
.......... EUR 225 254,880
Caesars Entertainment, Inc.
(b)
6.25%, 07/01/25 .................. USD 13,798 14,277,756
8.13%, 07/01/27 .................. 10,382 11,173,628
4.63%, 10/15/29 .................. 5,318 5,091,466
Caesars Resort Collection LLC, 5.75%,
07/01/25
(b)
..................... 5,952 6,128,774
Carnival Corp.
10.13%, 02/01/26
(d)
................ EUR 915 1,141,669
10.50%, 02/01/26
(b)
................ USD 3,442 3,865,366
7.63%, 03/01/26
(d)
................. EUR 636 748,482
5.75%, 03/01/27
(b)
................. USD 6,659 6,387,313
9.88%, 08/01/27
(b)
................. 4,462 5,003,017
4.00%, 08/01/28
(b)
................. 9,895 9,412,916
6.00%, 05/01/29
(b)
................. 4,151 3,993,262
CCM Merger, Inc., 6.38%, 05/01/26
(b)
...... 1,275 1,319,625
Cedar Fair LP
5.50%, 05/01/25
(b)
................. 5,048 5,199,440
6.50%, 10/01/28 .................. 435 457,837
Champion Path Holdings Ltd., 4.85%,
01/27/28
(d)
..................... 4,311 3,729,823
Churchill Downs, Inc.
(b)
5.50%, 04/01/27 .................. 6,993 7,181,112
4.75%, 01/15/28 .................. 2,982 2,999,549
Cirsa Finance International SARL
(d)
4.75%, 05/22/25 .................. EUR 1,133 1,258,549
4.50%, 03/15/27 .................. 274 293,850
Codere Finance 2 Luxembourg SA
8.00%, 09/30/26
(d)(e)
................ 1,115 1,302,327
2.00%, (2.00% Cash or 12.75% PIK),
11/30/27
(a)(d)(j)
.................. 256 270,678
2.00%, (2.00% Cash or 13.63% PIK),
11/30/27
(a)(b)(j)
.................. USD 135 126,450
CPUK Finance Ltd.
(d)
4.88%, 08/28/25 .................. GBP 619 827,074
4.50%, 08/28/27 .................. 482 644,941
Empire Resorts, Inc., 7.75%, 11/01/26
(b)
.... USD 736 737,840
Everi Holdings, Inc., 5.00%, 07/15/29
(b)
..... 546 543,270
Expedia Group, Inc.
3.60%, 12/15/23 .................. 1,510 1,554,568
6.25%, 05/01/25
(b)
................. 308 343,627
3.25%, 02/15/30 .................. 270 269,380
2.95%, 03/15/31 .................. 890 856,010
Fertitta Entertainment LLC
(b)
4.63%, 01/15/29 .................. 1,809 1,762,943
6.75%, 01/15/30 .................. 2,723 2,645,939
Food Service Project SA, 5.50%, 01/21/27
(d)
. EUR 1,086 1,212,197
Fortune Star BVI Ltd.
(d)
5.95%, 01/29/23 .................. USD 630 622,125
6.75%, 07/02/23 .................. 8,490 8,447,550
6.85%, 07/02/24 .................. 558 555,210
5.95%, 10/19/25 .................. 4,998 4,848,060
5.05%, 01/27/27 .................. 4,930 4,461,650
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Gamma Bidco SpA
(d)
5.13%, 07/15/25 .................. EUR 380 $ 426,911
6.25%, 07/15/25 .................. 1,139 1,308,401
Genting New York LLC, 3.30%, 02/15/26
(b)
.. USD 336 327,227
Golden Nugget, Inc., 6.75%, 10/15/24
(b)
.... 5,941 5,941,594
Hilton Domestic Operating Co., Inc.
5.38%, 05/01/25
(b)
................. 1,228 1,257,926
5.75%, 05/01/28
(b)
................. 1,614 1,703,609
4.88%, 01/15/30 .................. 4,143 4,275,825
4.00%, 05/01/31
(b)
................. 1,656 1,627,451
Hilton Worldwide Finance LLC, 4.88%,
04/01/27 ...................... 1,175 1,198,512
International Game Technology plc
6.50%, 02/15/25
(b)
................. 1,000 1,064,225
4.13%, 04/15/26
(b)
................. 205 205,513
3.50%, 06/15/26
(d)
................. EUR 200 225,589
5.25%, 01/15/29
(b)
................. USD 310 316,615
IRB Holding Corp., 7.00%, 06/15/25
(b)
..... 490 510,825
Jacobs Entertainment, Inc.
(b)
7.88%, 02/01/24 .................. 40 40,924
6.75%, 02/15/29 .................. 1,345 1,358,450
KFC Holding Co., 4.75%, 06/01/27
(b)
...... 525 535,390
Life Time, Inc.
(b)
5.75%, 01/15/26 .................. 2,132 2,140,528
8.00%, 04/15/26 .................. 1,212 1,239,270
Lindblad Expeditions LLC, 6.75%, 02/15/27
(b)
. 1,449 1,460,650
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(b)
1,336 1,269,200
Marriott Ownership Resorts, Inc., 6.13%,
09/15/25
(b)
..................... 310 320,463
Melco Resorts Finance Ltd.
4.88%, 06/06/25
(d)
................. 425 413,844
5.63%, 07/17/27
(d)
................. 630 605,706
5.38%, 12/04/29
(d)
................. 431 406,756
5.38%, 12/04/29
(b)
................. 400 377,500
Merlin Entertainments Ltd., 5.75%, 06/15/26
(b)
600 622,500
MGM China Holdings Ltd., 5.25%, 06/18/25
(d)
. 4,116 4,055,032
MGM Resorts International
7.75%, 03/15/22 .................. 4,734 4,759,019
6.00%, 03/15/23 .................. 5,798 5,986,435
5.75%, 06/15/25 .................. 261 274,050
Midco GB SASU, 0.00%, (0.00% Cash or
8.50% PIK), 11/01/27
(a)(d)(j)
........... EUR 250 286,485
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(b)
..................... USD 2,139 2,089,803
NCL Corp. Ltd.
(b)
10.25%, 02/01/26 ................. 455 515,287
5.88%, 03/15/26 .................. 2,260 2,152,650
NCL Finance Ltd., 6.13%, 03/15/28
(b)
...... 3,181 3,008,272
Peninsula Pacific Entertainment LLC, 8.50%,
11/15/27
(b)
..................... 1,734 1,859,195
Penn National Gaming, Inc., 4.13%, 07/01/29
(b)
688 646,720
Powdr Corp., 6.00%, 08/01/25
(b)
......... 1,443 1,493,505
Premier Entertainment Sub LLC
(b)
5.63%, 09/01/29 .................. 700 659,687
5.88%, 09/01/31 .................. 888 836,878
Raptor Acquisition Corp., 4.88%, 11/01/26
(b)
.. 1,501 1,485,990
Royal Caribbean Cruises Ltd.
(b)
10.88%, 06/01/23 ................. 747 799,813
9.13%, 06/15/23 .................. 1,114 1,173,599
11.50%, 06/01/25 ................. 2,600 2,877,502
5.50%, 08/31/26 .................. 982 957,450
5.38%, 07/15/27 .................. 2,520 2,435,328
5.50%, 04/01/28 .................. 3,561 3,455,202
Scientific Games International, Inc.
(b)
8.63%, 07/01/25 .................. 1,982 2,100,920

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
5.00%, 10/15/25 .................. USD 1,998 $ 2,039,409
8.25%, 03/15/26 .................. 3,658 3,818,037
7.00%, 05/15/28 .................. 1,055 1,108,014
7.25%, 11/15/29 .................. 475 514,472
Sisal Group SpA, 7.00%, 07/31/23
(d)
...... EUR 935 1,050,426
Six Flags Theme Parks, Inc., 7.00%, 07/01/25
(b)
USD 6,755 7,042,088
Station Casinos LLC, 4.63%, 12/01/31
(b)
.... 1,835 1,743,250
Stonegate Pub Co. Financing plc
(d)
8.00%, 07/13/25 .................. GBP 1,111 1,522,573
8.25%, 07/31/25 .................. 1,102 1,528,075
Studio City Finance Ltd.
6.00%, 07/15/25
(b)
................. USD 200 190,225
6.00%, 07/15/25
(d)
................. 800 760,900
5.00%, 01/15/29
(b)
................. 3,270 2,828,141
Travel + Leisure Co.
6.63%, 07/31/26
(b)
................. 802 856,135
6.00%, 04/01/27
(e)
................. 500 520,000
4.63%, 03/01/30
(b)
................. 134 131,153
Vail Resorts, Inc., 6.25%, 05/15/25
(b)
...... 954 987,390
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(b)
..................... 1,358 1,327,445
VOC Escrow Ltd., 5.00%, 02/15/28
(b)
...... 600 582,276
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(b)
..................... 1,251 1,241,242
Wynn Las Vegas LLC
(b)
4.25%, 05/30/23 .................. 300 300,000
5.50%, 03/01/25 .................. 750 753,968
5.25%, 05/15/27 .................. 2,243 2,206,708
Wynn Macau Ltd.
4.88%, 10/01/24
(b)
................. 250 237,775
5.50%, 01/15/26
(d)
................. 4,974 4,667,104
5.63%, 08/26/28
(b)
................. 540 487,350
5.13%, 12/15/29
(b)
................. 650 581,750
Wynn Resorts Finance LLC
(b)
7.75%, 04/15/25 .................. 1,855 1,931,611
5.13%, 10/01/29 .................. 4,613 4,483,375
Yum! Brands, Inc.
7.75%, 04/01/25
(b)
................. 2,131 2,232,649
4.75%, 01/15/30
(b)
................. 3,298 3,388,909
3.63%, 03/15/31 .................. 1,000 945,140
4.63%, 01/31/32 .................. 283 281,647
5.35%, 11/01/43 .................. 48 50,520
268,920,553
Household Durables — 0.2%
Ashton Woods USA LLC
(b)
4.63%, 08/01/29 .................. 1,009 993,865
4.63%, 04/01/30 .................. 1,114 1,098,504
Brookfield Residential Properties, Inc.
(b)
6.25%, 09/15/27 .................. 556 573,375
5.00%, 06/15/29 .................. 1,588 1,567,674
4.88%, 02/15/30 .................. 3,450 3,351,744
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(b)
2,805 2,920,706
Century Communities, Inc.
6.75%, 06/01/27 .................. 100 104,051
3.88%, 08/15/29
(b)
................. 134 128,607
Empire Communities Corp., 7.00%, 12/15/25
(b)
280 284,850
Installed Building Products, Inc., 5.75%,
02/01/28
(b)
..................... 700 717,990
K. Hovnanian Enterprises, Inc., 7.75%,
02/15/26
(b)
..................... 2,464 2,562,560
LGI Homes, Inc., 4.00%, 07/15/29
(b)
....... 3,053 2,885,207
Mattamy Group Corp.
(b)
5.25%, 12/15/27 .................. 520 529,167
4.63%, 03/01/30 .................. 1,433 1,412,838
Meritage Homes Corp., 5.13%, 06/06/27 .... 595 636,650
Security
Par (000)
Par (000) Value
Household Durables (continued)
New Home Co., Inc. (The), 7.25%, 10/15/25
(b)
USD 520 $ 526,500
Newell Brands, Inc.
4.88%, 06/01/25 .................. 174 182,677
4.70%, 04/01/26
(e)
................. 500 523,645
5.87%, 04/01/36
(e)
................. 200 235,148
6.00%, 04/01/46
(e)
................. 814 960,520
Nobel Bidco BV, 3.13%, 06/15/28
(d)
....... EUR 582 609,844
Picasso Finance Sub, Inc., 6.13%, 06/15/25
(b)
USD 3,344 3,465,989
Shea Homes LP
(b)
4.75%, 02/15/28 .................. 500 491,875
4.75%, 04/01/29 .................. 241 236,678
SWF Escrow Issuer Corp., 6.50%, 10/01/29
(b)
. 2,239 2,082,270
Taylor Morrison Communities, Inc., 5.13%,
08/01/30
(b)
..................... 61 63,224
Tempur Sealy International, Inc.
(b)
4.00%, 04/15/29 .................. 2,083 1,996,931
3.88%, 10/15/31 .................. 2,226 2,075,923
Toll Brothers Finance Corp., 4.35%, 02/15/28 . 80 85,000
TopBuild Corp.
(b)
3.63%, 03/15/29 .................. 420 406,598
4.13%, 02/15/32 .................. 800 775,072
TRI Pointe Group, Inc., 5.88%, 06/15/24 .... 1,665 1,759,539
TRI Pointe Homes, Inc.
5.25%, 06/01/27 .................. 2,050 2,114,062
5.70%, 06/15/28 .................. 343 363,601
Williams Scotsman International, Inc., 4.63%,
08/15/28
(b)
..................... 2,670 2,693,362
41,416,246
Household Products — 0.0%
Central Garden & Pet Co.
4.13%, 10/15/30 .................. 666 640,192
4.13%, 04/30/31
(b)
................. 1,491 1,423,905
Energizer Holdings, Inc.
(b)
4.75%, 06/15/28 .................. 1,014 988,650
4.38%, 03/31/29 .................. 108 102,082
Kimberly-Clark de Mexico SAB de CV, 2.43%,
07/01/31
(b)
..................... 1,630 1,565,309
Kronos Acquisition Holdings, Inc., 5.00%,
12/31/26
(b)
..................... 410 383,350
Spectrum Brands, Inc.
(b)
5.00%, 10/01/29 .................. 340 351,050
5.50%, 07/15/30 .................. 946 986,205
3.88%, 03/15/31 .................. 524 492,560
6,933,303
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp. (The)
1.38%, 01/15/26 .................. 1,345 1,284,660
2.45%, 01/15/31 .................. 860 810,416
Calpine Corp.
(b)
5.25%, 06/01/26 .................. 1,581 1,609,458
4.50%, 02/15/28 .................. 1,800 1,759,320
5.13%, 03/15/28 .................. 13,140 12,818,464
4.63%, 02/01/29 .................. 200 189,374
5.00%, 02/01/31 .................. 1,030 975,925
3.75%, 03/01/31 .................. 207 188,066
Clearway Energy Operating LLC
(b)
4.75%, 03/15/28 .................. 2,246 2,311,875
3.75%, 01/15/32 .................. 2,361 2,239,999
Colbun SA, 3.15%, 01/19/32
(b)
.......... 3,740 3,559,545
InterGen NV, 7.00%, 06/30/23
(b)
......... 500 490,000
Talen Energy Supply LLC, 6.63%, 01/15/28
(b)
. 300 264,000
28,501,102

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Par (000)
Par (000) Value
Industrial Conglomerates — 0.0%
Alfa SAB de CV
6.88%, 03/25/44
(b)
................. USD 753 $ 928,779
6.88%, 03/25/44
(d)
................. 387 477,340
GE Capital International Funding Co. Unlimited
Co., 4.42%, 11/15/35 .............. 1,145 1,305,917
Roper Technologies, Inc.
3.65%, 09/15/23 .................. 350 361,059
1.75%, 02/15/31 .................. 320 289,727
3,362,822
Insurance — 0.8%
Acrisure LLC, 6.00%, 08/01/29
(b)
......... 1,576 1,497,200
Alliant Holdings Intermediate LLC
(b)
4.25%, 10/15/27 .................. 10,992 10,689,720
6.75%, 10/15/27 .................. 14,783 14,611,222
5.88%, 11/01/29 .................. 8,376 8,208,480
Allianz SE
(a)(b)(k)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.97%),
3.50% ....................... 26,200 25,708,750
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.17%),
3.20% ....................... 10,600 9,791,750
American International Group, Inc.
3.40%, 06/30/30 .................. 1,360 1,426,912
4.50%, 07/16/44 .................. 905 1,048,101
4.80%, 07/10/45 .................. 355 428,429
AmWINS Group, Inc., 4.88%, 06/30/29
(b)
.... 1,910 1,869,413
Aon Corp.
3.75%, 05/02/29 .................. 550 586,539
2.60%, 12/02/31 .................. 765 746,174
Aon plc, 4.60%, 06/14/44 ............. 365 420,700
Ardonagh Midco 2 plc, 11.50%, (11.50% Cash
or 12.75% PIK), 01/15/27
(b)(j)
.......... 602 642,074
Asahi Mutual Life Insurance Co., (USD Swap
Semi 5 Year + 4.59%), 6.50%
(a)(d)(k)
...... 3,560 3,750,460
BroadStreet Partners, Inc., 5.88%, 04/15/29
(b)
1,070 1,020,245
BUPA Finance plc, (U.K. Government Bonds
5 Year Note Generic Bid Yield + 3.17%),
4.00%
(a)(d)(k)
.................... GBP 1,500 1,818,661
Galaxy Bidco Ltd., 6.50%, 07/31/26
(d)
...... 1,567 2,153,822
GTCR AP Finance, Inc., 8.00%, 05/15/27
(b)
.. USD 2,161 2,193,415
Hartford Financial Services Group, Inc. (The),
2.90%, 09/15/51 ................. 75 68,710
Heungkuk Life Insurance Co. Ltd., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 2.47%), 4.48%
(a)(d)(k)
........... 1,091 1,097,341
Highlands Holdings Bond Issuer Ltd., 7.63%,
10/15/25
(b)
..................... 25 26,100
HUB International Ltd., 7.00%, 05/01/26
(b)
... 8,054 8,267,431
Just Group plc, (U.K. Government Bonds 5 Year
Note Generic Bid Yield + 4.27%), 5.00%
(a)(d)(k)
GBP 550 675,896
Legal & General Group plc, (U.K. Government
Bonds 5 Year Note Generic Bid Yield +
5.38%), 5.63%
(a)(d)(k)
............... 2,175 3,056,790
Liberty Mutual Group, Inc.
(a)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.32%),
4.12%, 12/15/51
(b)
............... USD 11,150 10,982,750
(EUR Swap Annual 5 Year + 3.70%), 3.63%,
05/23/59
(d)
.................... EUR 300 342,933
Marsh & McLennan Cos., Inc.
4.38%, 03/15/29 .................. USD 1,175 1,309,596
2.38%, 12/15/31 .................. 160 154,691
NFP Corp.
(b)
4.88%, 08/15/28 .................. 4,486 4,382,598
Security
Par (000)
Par (000) Value
Insurance (continued)
6.88%, 08/15/28 .................. USD 13,230 $ 12,585,037
Prudential Financial, Inc.
3.91%, 12/07/47 .................. 265 288,983
3.94%, 12/07/49 .................. 105 115,392
4.35%, 02/25/50 .................. 230 269,221
QBE Insurance Group Ltd., (USD Swap Rate
10 Year + 4.40%), 5.87%, 06/17/46
(a)(d)
... 677 730,504
Ryan Specialty Group LLC, 4.38%, 02/01/30
(b)
1,083 1,077,585
Societa Cattolica di Assicurazioni SC,
(EURIBOR 3 Month + 4.46%), 4.25%,
12/14/47
(a)(d)
.................... EUR 800 996,953
Teachers Insurance & Annuity Association of
America, 4.27%, 05/15/47
(b)
.......... USD 475 538,488
Travelers Cos., Inc. (The), 2.55%, 04/27/50 .. 260 232,219
135,811,285
Interactive Media & Services — 0.0%
Alphabet, Inc.
1.90%, 08/15/40 .................. 730 621,944
2.05%, 08/15/50 .................. 335 275,750
J2 Global, Inc., 4.63%, 10/15/30
(b)
........ 1,175 1,150,619
Rackspace Technology Global, Inc., 5.38%,
12/01/28
(b)
..................... 1,069 996,843
Tencent Holdings Ltd., 3.84%, 04/22/51
(b)
... 460 454,114
Twitter, Inc., 3.88%, 12/15/27
(b)
.......... 2,849 2,841,749
6,341,019
Internet & Direct Marketing Retail — 0.1%
Alibaba Group Holding Ltd., 3.15%, 02/09/51 . 625 543,641
Amazon.com, Inc.
3.15%, 08/22/27 .................. 525 552,411
3.88%, 08/22/37 .................. 1,075 1,200,165
4.05%, 08/22/47 .................. 245 278,420
2.50%, 06/03/50 .................. 360 318,678
3.10%, 05/12/51 .................. 654 646,449
2.70%, 06/03/60 .................. 295 259,190
3.25%, 05/12/61 .................. 895 884,989
ANGI Group LLC, 3.88%, 08/15/28
(b)
...... 3,907 3,576,507
Go Daddy Operating Co. LLC
(b)
5.25%, 12/01/27 .................. 1,328 1,361,200
3.50%, 03/01/29 .................. 960 895,277
HSE Finance SARL, 5.63%, 10/15/26
(d)
.... EUR 1,001 1,109,290
Match Group Holdings II LLC
(b)
5.00%, 12/15/27 .................. USD 300 308,625
4.63%, 06/01/28 .................. 4,160 4,108,000
5.63%, 02/15/29 .................. 1,965 2,043,600
4.13%, 08/01/30 .................. 1,364 1,309,440
3.63%, 10/01/31 .................. 827 757,807
MercadoLibre, Inc., 2.38%, 01/14/26 ...... 11 10,310
Millennium Escrow Corp., 6.63%, 08/01/26
(b)
. 350 347,046
QVC, Inc.
4.38%, 03/15/23 .................. 200 202,310
4.85%, 04/01/24 .................. 200 203,300
4.45%, 02/15/25 .................. 250 252,490
Rakuten Group, Inc., (EUR Swap Annual 5 Year
+ 4.74%), 4.25%
(a)(d)(k)
.............. EUR 925 996,325
Very Group Funding plc (The), 6.50%,
08/01/26
(d)
..................... GBP 1,418 1,892,765
24,058,235
IT Services — 0.4%
Acuris Finance US, Inc., 5.00%, 05/01/28
(b)
.. USD 4,676 4,471,425
Ahead DB Holdings LLC, 6.63%, 05/01/28
(b)
. 729 705,789
Arches Buyer, Inc., 4.25%, 06/01/28
(b)
..... 1,306 1,233,243
Austin BidCo, Inc., 7.13%, 12/15/28
(b)
...... 544 552,160
Banff Merger Sub, Inc., 8.38%, 09/01/26
(d)
... EUR 720 834,705
Black Knight InfoServ LLC, 3.63%, 09/01/28
(b)
USD 2,332 2,236,808

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Par (000)
Par (000) Value
IT Services (continued)
Booz Allen Hamilton, Inc.
(b)
3.88%, 09/01/28 .................. USD 3,231 $ 3,171,000
4.00%, 07/01/29 .................. 4,404 4,348,950
CA Magnum Holdings, 5.38%, 10/31/26
(b)
... 5,124 5,224,943
Cablevision Lightpath LLC
(b)
3.88%, 09/15/27 .................. 968 907,655
5.63%, 09/15/28 .................. 1,358 1,296,197
Centurion Bidco SpA, 5.88%, 09/30/26
(d)
.... EUR 785 904,746
Cogent Communications Group, Inc., 3.50%,
05/01/26
(b)
..................... USD 370 362,600
Endure Digital, Inc., 6.00%, 02/15/29
(b)
..... 844 751,160
Fiserv, Inc.
3.50%, 07/01/29 .................. 10 10,377
2.65%, 06/01/30 .................. 755 739,347
4.40%, 07/01/49 .................. 225 247,791
Gartner, Inc.
(b)
4.50%, 07/01/28 .................. 4,484 4,570,182
3.63%, 06/15/29 .................. 2,595 2,517,150
3.75%, 10/01/30 .................. 5,203 5,046,910
Global Payments, Inc.
1.20%, 03/01/26 .................. 955 909,635
3.20%, 08/15/29 .................. 1,300 1,314,244
4.15%, 08/15/49 .................. 205 215,557
International Business Machines Corp.
4.15%, 05/15/39 .................. 600 653,578
4.00%, 06/20/42 .................. 25 27,169
4.25%, 05/15/49 .................. 665 752,936
ION Trading Technologies SARL, 5.75%,
05/15/28
(b)
..................... 1,842 1,839,090
Mastercard, Inc.
1.90%, 03/15/31 .................. 230 223,169
3.85%, 03/26/50 .................. 160 179,574
MoneyGram International, Inc., 5.38%,
08/01/26
(b)
..................... 807 831,137
Nexi SpA, 0.00%, 02/24/28
(d)(i)(n)
......... EUR 600 601,835
Northwest Fiber LLC
(b)
4.75%, 04/30/27 .................. USD 1,946 1,853,565
6.00%, 02/15/28 .................. 1,475 1,386,942
PayPal Holdings, Inc.
1.65%, 06/01/25 .................. 455 451,812
3.25%, 06/01/50 .................. 705 700,877
Presidio Holdings, Inc., 4.88%, 02/01/27
(b)
... 295 300,163
Square, Inc., 3.50%, 06/01/31
(b)
......... 4,702 4,478,655
Tempo Acquisition LLC, 5.75%, 06/01/25
(b)
.. 1,215 1,251,462
Twilio, Inc., 3.88%, 03/15/31 ........... 2,745 2,628,338
Unisys Corp., 6.88%, 11/01/27
(b)
......... 1,630 1,735,950
United Group BV
(d)
4.88%, 07/01/24 .................. EUR 866 977,772
4.00%, 11/15/27 .................. 1,411 1,512,498
4.63%, 08/15/28 .................. 142 153,946
5.25%, 02/01/30 .................. 176 191,796
65,304,838
Leisure Products — 0.1%
Mattel, Inc.
5.88%, 12/15/27
(b)
................. USD 4,409 4,684,563
3.75%, 04/01/29
(b)
................. 1,953 1,928,587
6.20%, 10/01/40 .................. 991 1,220,461
5.45%, 11/01/41 .................. 1,769 1,981,280
9,814,891
Life Sciences Tools & Services — 0.1%
(b)
Charles River Laboratories International, Inc.
4.25%, 05/01/28 .................. 1,754 1,744,704
3.75%, 03/15/29 .................. 347 334,751
4.00%, 03/15/31 .................. 1,058 1,018,325
Security
Par (000)
Par (000) Value
Life Sciences Tools & Services (continued)
PRA Health Sciences, Inc., 2.88%, 07/15/26 . USD 3,341 $ 3,268,767
Syneos Health, Inc., 3.63%, 01/15/29 ..... 4,388 4,158,859
10,525,406
Machinery — 0.3%
Amsted Industries, Inc., 5.63%, 07/01/27
(b)
.. 360 369,342
ATS Automation Tooling Systems, Inc., 4.13%,
12/15/28
(b)
..................... 1,189 1,171,165
Colfax Corp., 6.38%, 02/15/26
(b)
......... 1,853 1,903,957
Daimler Trucks Finance North America LLC,
2.00%, 12/14/26
(b)
................ 620 607,286
Deere & Co., 3.75%, 04/15/50 .......... 25 28,172
EnPro Industries, Inc., 5.75%, 10/15/26 .... 559 579,962
GrafTech Finance, Inc., 4.63%, 12/15/28
(b)
... 4,018 3,880,705
Husky III Holding Ltd., 13.00%, (13.00% Cash
or 13.75% PIK), 02/15/25
(b)(j)
.......... 2,542 2,656,390
IMA Industria Macchine Automatiche SpA
(d)
3.75%, 01/15/28 .................. EUR 677 732,069
(EURIBOR 3 Month + 4.00%), 4.00%,
01/15/28
(a)
.................... 585 651,246
Manitowoc Co., Inc. (The), 9.00%, 04/01/26
(b)
. USD 392 407,680
Meritor, Inc., 4.50%, 12/15/28
(b)
......... 567 551,975
Mueller Water Products, Inc., 4.00%, 06/15/29
(b)
783 767,340
Novafives SAS, 5.00%, 06/15/25
(d)
....... EUR 787 783,899
OT Merger Corp., 7.88%, 10/15/29
(b)
...... USD 877 850,234
Otis Worldwide Corp.
3.11%, 02/15/40 .................. 108 104,846
3.36%, 02/15/50 .................. 10 9,868
Renk AG, 5.75%, 07/15/25
(d)
........... EUR 709 816,837
Roller Bearing Co. of America, Inc., 4.38%,
10/15/29
(b)
..................... USD 1,752 1,734,270
Schenck Process Holding GmbH, 5.38%,
06/15/23
(d)
..................... EUR 788 877,524
Stevens Holding Co., Inc., 6.13%, 10/01/26
(b)
. USD 658 686,788
Terex Corp., 5.00%, 05/15/29
(b)
......... 4,115 4,081,668
Titan Acquisition Ltd., 7.75%, 04/15/26
(b)
.... 5,610 5,715,187
Titan International, Inc., 7.00%, 04/30/28 ... 1,396 1,468,871
TK Elevator Holdco GmbH
6.63%, 07/15/28
(d)
................. EUR 630 727,887
7.63%, 07/15/28
(b)
................. USD 3,551 3,737,428
TK Elevator Midco GmbH, 4.38%, 07/15/27
(d)
. EUR 1,148 1,300,477
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(b)
USD 8,539 8,645,737
Wabash National Corp., 4.50%, 10/15/28
(b)
.. 2,282 2,211,897
48,060,707
Marine — 0.0%
CMA CGM SA, 7.50%, 01/15/26
(d)
........ EUR 1,100 1,346,285
Danaos Corp., 8.50%, 03/01/28
(b)
........ USD 3,086 3,363,740
Seaspan Corp., 5.50%, 08/01/29
(b)
....... 2,894 2,862,108
7,572,133
Media — 1.4%
Advantage Sales & Marketing, Inc., 6.50%,
11/15/28
(b)
..................... 825 818,812
Altice Financing SA
2.25%, 01/15/25
(d)
................. EUR 1,003 1,066,761
3.00%, 01/15/28
(d)
................. 376 385,245
5.00%, 01/15/28
(b)
................. USD 6,698 6,231,016
4.25%, 08/15/29
(d)
................. EUR 471 497,017
5.75%, 08/15/29
(b)
................. USD 9,083 8,489,698
AMC Networks, Inc.
5.00%, 04/01/24 .................. 266 265,335
4.75%, 08/01/25 .................. 1,561 1,574,019
4.25%, 02/15/29 .................. 940 904,111
Block Communications, Inc., 4.88%, 03/01/28
(b)
1,221 1,200,792
Cable One, Inc., 4.00%, 11/15/30
(b)
....... 821 773,136

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Par (000)
Par (000) Value
Media (continued)
Charter Communications Operating LLC
4.46%, 07/23/22 .................. USD 2,670 $ 2,699,647
4.50%, 02/01/24 .................. 655 687,426
2.80%, 04/01/31 .................. 255 241,428
6.38%, 10/23/35 .................. 810 989,588
6.48%, 10/23/45 .................. 1,840 2,313,832
5.75%, 04/01/48 .................. 100 114,864
5.13%, 07/01/49 .................. 905 962,911
3.85%, 04/01/61 .................. 455 391,442
Clear Channel International BV, 6.63%,
08/01/25
(b)
..................... 2,352 2,416,680
Clear Channel Outdoor Holdings, Inc.
(b)
7.75%, 04/15/28 .................. 4,296 4,457,100
7.50%, 06/01/29 .................. 7,037 7,292,091
Clear Channel Worldwide Holdings, Inc.,
5.13%, 08/15/27
(b)
................ 14,103 14,103,000
Comcast Corp.
3.15%, 03/01/26 .................. 2,725 2,842,311
2.35%, 01/15/27 .................. 300 303,115
4.15%, 10/15/28 .................. 1,232 1,356,239
2.65%, 02/01/30 .................. 225 226,138
4.60%, 10/15/38 .................. 200 232,529
3.75%, 04/01/40 .................. 190 201,239
4.00%, 08/15/47 .................. 240 259,636
2.80%, 01/15/51 .................. 1,705 1,520,063
2.89%, 11/01/51
(b)
................. 2,548 2,307,843
CSC Holdings LLC
5.25%, 06/01/24 .................. 4,991 5,140,880
5.50%, 04/15/27
(b)
................. 970 991,611
5.38%, 02/01/28
(b)
................. 4,003 4,014,769
6.50%, 02/01/29
(b)
................. 3,885 4,044,673
5.75%, 01/15/30
(b)
................. 1,015 956,414
4.13%, 12/01/30
(b)
................. 5,763 5,274,240
4.63%, 12/01/30
(b)
................. 7,561 6,729,290
3.38%, 02/15/31
(b)
................. 980 855,050
4.50%, 11/15/31
(b)
................. 2,813 2,620,985
Cumulus Media New Holdings, Inc., 6.75%,
07/01/26
(b)
..................... 1,500 1,543,440
DIRECTV Holdings LLC, 5.88%, 08/15/27
(b)
.. 9,171 9,204,933
DISH DBS Corp.
5.88%, 07/15/22 .................. 6,903 6,989,943
5.88%, 11/15/24 .................. 1,700 1,712,070
7.75%, 07/01/26 .................. 1,175 1,209,204
5.25%, 12/01/26
(b)
................. 12,489 12,114,330
7.38%, 07/01/28 .................. 1,875 1,811,906
5.75%, 12/01/28
(b)
................. 9,911 9,484,033
5.13%, 06/01/29 .................. 2,119 1,848,828
Fox Corp., 3.05%, 04/07/25 ........... 575 591,123
GCI LLC, 4.75%, 10/15/28
(b)
........... 2,263 2,236,862
Gray Television, Inc., 7.00%, 05/15/27
(b)
.... 505 535,065
Grupo Televisa SAB, 5.25%, 05/24/49 ..... 200 239,912
Houghton Mifflin Harcourt Publishers, Inc.,
9.00%, 02/15/25
(b)
................ 150 157,500
iHeartCommunications, Inc.
8.38%, 05/01/27 .................. 239 249,961
5.25%, 08/15/27
(b)
................. 214 217,424
4.75%, 01/15/28
(b)
................. 475 471,433
Interpublic Group of Cos., Inc. (The), 3.38%,
03/01/41 ...................... 180 174,823
Lamar Media Corp., 4.00%, 02/15/30 ...... 958 919,680
LCPR Senior Secured Financing DAC
(b)
6.75%, 10/15/27 .................. 3,161 3,279,474
5.13%, 07/15/29 .................. 3,590 3,520,713
Mav Acquisition Corp., 5.75%, 08/01/28
(b)
... 300 285,000
Midas OpCo Holdings LLC, 5.63%, 08/15/29
(b)
1,577 1,550,191
Security
Par (000)
Par (000) Value
Media (continued)
Midcontinent Communications, 5.38%,
08/15/27
(b)
..................... USD 554 $ 561,618
Nexstar Media, Inc., 5.63%, 07/15/27
(b)
..... 700 717,500
Outfront Media Capital LLC
(b)
5.00%, 08/15/27 .................. 2,955 2,931,922
4.25%, 01/15/29 .................. 731 687,984
Quebecor Media, Inc., 5.75%, 01/15/23 .... 3,380 3,443,612
Radiate Holdco LLC
(b)
4.50%, 09/15/26 .................. 6,207 5,975,355
6.50%, 09/15/28 .................. 11,919 11,501,835
Scripps Escrow II, Inc., 3.88%, 01/15/29
(b)
... 128 122,158
Sinclair Television Group, Inc., 4.13%,
12/01/30
(b)
..................... 2,859 2,630,280
Sirius XM Radio, Inc.
(b)
3.13%, 09/01/26 .................. 4,137 3,966,556
5.00%, 08/01/27 .................. 1,192 1,217,151
4.00%, 07/15/28 .................. 4,419 4,275,382
5.50%, 07/01/29 .................. 4,563 4,735,413
4.13%, 07/01/30 .................. 78 74,313
3.88%, 09/01/31 .................. 6,580 6,086,500
Spanish Broadcasting System, Inc., 9.75%,
03/01/26
(b)
..................... 264 271,920
Summer BC Bidco B LLC, 5.50%, 10/31/26
(b)
. 200 195,800
Summer BC Holdco A SARL, 9.25%, 10/31/27
(d)
EUR 631 749,173
Summer BC Holdco B SARL, 5.75%, 10/31/26
(d)
1,919 2,206,995
Summer BidCo BV
(d)(j)
9.00%, (9.00% Cash or 9.75% PIK),
11/15/25 ..................... 338 383,967
9.00%, (9.00% Cash or 9.75% PIK),
11/15/25
(a)
.................... 754 857,814
TEGNA, Inc.
4.75%, 03/15/26
(b)
................. USD 400 406,500
5.00%, 09/15/29 .................. 1,400 1,377,824
Tele Columbus AG, 3.88%, 05/02/25
(d)
..... EUR 1,643 1,762,766
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(b)
................ USD 3,600 3,672,000
Terrier Media Buyer, Inc., 8.88%, 12/15/27
(b)
. 4,150 4,380,325
Townsquare Media, Inc., 6.88%, 02/01/26
(b)
.. 2,244 2,330,461
Univision Communications, Inc.
(b)
5.13%, 02/15/25 .................. 3,353 3,379,019
6.63%, 06/01/27 .................. 1,333 1,406,135
UPC Broadband Finco BV, 4.88%, 07/15/31
(b)
. 4,428 4,386,820
UPC Holding BV
5.50%, 01/15/28
(b)
................. 400 406,286
3.88%, 06/15/29
(d)
................. EUR 700 781,409
UPCB Finance VII Ltd., 3.63%, 06/15/29
(d)
... 1,756 1,955,781
ViacomCBS, Inc.
4.38%, 03/15/43 .................. USD 592 627,501
5.85%, 09/01/43 .................. 229 290,028
4.95%, 05/19/50 .................. 77 91,206
Videotron Ltd.
(b)
5.38%, 06/15/24 .................. 400 417,584
5.13%, 04/15/27 .................. 569 581,586
3.63%, 06/15/29 .................. 2,069 2,004,344
Virgin Media Vendor Financing Notes III DAC,
4.88%, 07/15/28
(d)
................ GBP 567 738,114
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28
(b)
................ USD 5,887 5,548,498
VZ Secured Financing BV
3.50%, 01/15/32
(d)
................. EUR 1,019 1,081,594
5.00%, 01/15/32
(b)
................. USD 800 771,504
Ziggo Bond Co. BV
(b)
6.00%, 01/15/27 .................. 783 805,002
5.13%, 02/28/30 .................. 2,165 2,053,795

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Par (000)
Par (000) Value
Media (continued)
Ziggo BV, 4.88%, 01/15/30
(b)
........... USD 2,968 $ 2,871,540
256,821,694
Metals & Mining — 0.7%
ABJA Investment Co. Pte. Ltd., 5.95%,
07/31/24
(d)
..................... 3,359 3,568,937
Allegheny Technologies, Inc.
5.88%, 12/01/27 .................. 25 25,477
4.88%, 10/01/29 .................. 769 755,027
5.13%, 10/01/31 .................. 867 848,923
AngloGold Ashanti Holdings plc, 3.75%,
10/01/30 ...................... 1,245 1,210,762
Antofagasta plc, 2.38%, 10/14/30
(b)
....... 1,540 1,430,275
Arconic Corp.
(b)
6.00%, 05/15/25 .................. 1,922 1,979,660
6.13%, 02/15/28 .................. 4,386 4,550,256
Barrick North America Finance LLC, 5.75%,
05/01/43 ...................... 30 38,808
BHP Billiton Finance USA Ltd., 5.00%, 09/30/43 41 50,816
Big River Steel LLC, 6.63%, 01/31/29
(b)
.... 9,547 10,130,799
Cleveland-Cliffs, Inc.
(b)
9.88%, 10/17/25 .................. 1,322 1,477,599
4.63%, 03/01/29 .................. 200 195,146
Commercial Metals Co.
5.38%, 07/15/27 .................. 104 108,680
4.13%, 01/15/30 .................. 563 558,778
4.38%, 03/15/32 .................. 1,677 1,667,165
Constellium SE
(b)
5.88%, 02/15/26 .................. 4,305 4,342,669
5.63%, 06/15/28 .................. 1,468 1,504,700
3.75%, 04/15/29 .................. 5,323 5,033,216
ERO Copper Corp., 6.50%, 02/15/30
(b)
..... 1,269 1,249,965
FMG Resources August 2006 Pty. Ltd.
(b)
5.13%, 05/15/24 .................. 545 564,075
4.50%, 09/15/27 .................. 595 609,030
Freeport-McMoRan, Inc., 5.45%, 03/15/43 .. 7,553 8,884,216
Fresnillo plc, 4.25%, 10/02/50
(b)
......... 3,085 2,994,957
Glencore Funding LLC, 2.63%, 09/23/31
(b)
... 705 659,357
Gold Fields Orogen Holdings BVI Ltd., 5.13%,
05/15/24
(b)
..................... 4,309 4,522,565
Industrias Penoles SAB de CV, 4.75%,
08/06/50
(b)
..................... 1,835 1,875,485
Joseph T Ryerson & Son, Inc., 8.50%,
08/01/28
(b)
..................... 3,824 4,120,360
JSW Steel Ltd., 5.95%, 04/18/24
(d)
....... 630 652,838
Kaiser Aluminum Corp.
(b)
4.63%, 03/01/28 .................. 244 234,074
4.50%, 06/01/31 .................. 792 752,400
KME SE, 6.75%, 02/01/23
(d)
........... EUR 430 455,364
Metalloinvest Finance DAC, 3.38%, 10/22/28
(b)
USD 5,464 5,026,880
Mineral Resources Ltd., 8.13%, 05/01/27
(b)
.. 615 656,666
New Gold, Inc., 7.50%, 07/15/27
(b)
....... 5,149 5,406,450
Newmont Corp.
2.80%, 10/01/29 .................. 235 234,903
5.45%, 06/09/44 .................. 200 253,236
Nexa Resources SA, 5.38%, 05/04/27
(b)
.... 3,557 3,681,495
Novelis Corp.
(b)
3.25%, 11/15/26 .................. 3,515 3,404,980
4.75%, 01/30/30 .................. 7,581 7,543,095
3.88%, 08/15/31 .................. 4,048 3,812,285
Nucor Corp.
2.00%, 06/01/25 .................. 205 204,481
2.98%, 12/15/55 .................. 75 68,538
Periama Holdings LLC, 5.95%, 04/19/26
(d)
... 4,374 4,516,155
Southern Copper Corp., 5.88%, 04/23/45 ... 150 195,637
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
Steel Dynamics, Inc.
2.40%, 06/15/25 .................. USD 95 $ 95,772
1.65%, 10/15/27 .................. 535 511,373
3.25%, 10/15/50 .................. 310 289,231
SunCoke Energy, Inc., 4.88%, 06/30/29
(b)
... 291 283,513
Taseko Mines Ltd., 7.00%, 02/15/26
(b)
..... 3,357 3,403,662
thyssenkrupp AG, 2.88%, 02/22/24
(d)
...... EUR 962 1,096,603
United States Steel Corp., 6.88%, 03/01/29 .. USD 3,041 3,071,410
Vedanta Resources Finance II plc
13.88%, 01/21/24
(d)
................ 2,175 2,257,650
8.95%, 03/11/25
(d)
................. 2,627 2,496,175
8.95%, 03/11/25
(b)
................. 1,278 1,214,356
Vedanta Resources Ltd.
7.13%, 05/31/23
(d)
................. 2,080 1,969,240
Warrior Met Coal, Inc., 7.88%, 12/01/28
(b)
... 1,355 1,426,178
120,172,343
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
New Residential Investment Corp., 6.25%,
10/15/25
(b)
..................... 100 98,944
Starwood Property Trust, Inc.
5.50%, 11/01/23
(b)
................. 217 223,781
4.75%, 03/15/25 .................. 550 562,375
3.63%, 07/15/26
(b)
................. 515 502,548
4.38%, 01/15/27
(b)
................. 862 858,957
2,246,605
Multiline Retail — 0.0%
Golden Eagle Retail Group Ltd., 4.63%,
05/21/23
(b)
..................... 430 423,765
Macy's Retail Holdings LLC
5.88%, 04/01/29
(b)
................. 590 601,328
5.13%, 01/15/42 .................. 125 111,477
4.30%, 02/15/43 .................. 325 270,563
NMG Holding Co., Inc., 7.13%, 04/01/26
(b)
... 2,850 2,935,529
Nordstrom, Inc., 5.00%, 01/15/44 ........ 1,050 935,812
5,278,474
Multi-Utilities — 0.1%
Berkshire Hathaway Energy Co., 3.75%,
11/15/23 ...................... 825 854,118
CMS Energy Corp., 4.88%, 03/01/44 ...... 200 239,892
Consumers Energy Co., 3.25%, 08/15/46 ... 775 786,567
Dominion Energy, Inc.
3.90%, 10/01/25 .................. 1,120 1,186,342
Series C, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.20%),
4.35%
(a)(k)
..................... 10,005 10,080,037
Series C, 2.25%, 08/15/31 ........... 300 285,505
NiSource, Inc.
3.60%, 05/01/30 .................. 400 420,001
3.95%, 03/30/48 .................. 490 522,462
San Diego Gas & Electric Co., 2.95%, 08/15/51 350 327,623
Sempra Energy
3.40%, 02/01/28 .................. 1,075 1,122,607
3.80%, 02/01/38 .................. 825 862,466
16,687,620
Oil, Gas & Consumable Fuels — 3.2%
Adani Green Energy UP Ltd., 6.25%, 12/10/24
(d)
700 742,131
Aethon United BR LP, 8.25%, 02/15/26
(b)
.... 2,889 3,042,493
Antero Midstream Partners LP
(b)
5.75%, 03/01/27 .................. 1,634 1,658,510
5.75%, 01/15/28 .................. 732 746,494
5.38%, 06/15/29 .................. 2,488 2,504,396
Antero Resources Corp.
5.00%, 03/01/25 .................. 200 202,458
8.38%, 07/15/26
(b)
................. 133 148,340

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
7.63%, 02/01/29
(b)
................. USD 2,233 $ 2,433,970
5.38%, 03/01/30
(b)
................. 533 551,549
Apache Corp.
4.63%, 11/15/25 .................. 305 318,188
4.38%, 10/15/28 .................. 750 775,995
4.25%, 01/15/30 .................. 1,287 1,302,444
5.10%, 09/01/40 .................. 3,868 4,057,300
5.25%, 02/01/42 .................. 599 645,069
5.35%, 07/01/49 .................. 736 771,442
Ascent Resources Utica Holdings LLC
(b)
9.00%, 11/01/27 .................. 1,979 2,632,070
8.25%, 12/31/28 .................. 130 136,175
5.88%, 06/30/29 .................. 4,390 4,236,350
Azure Power Energy Ltd., 3.58%, 08/19/26
(b)
. 1,500 1,470,000
Baytex Energy Corp., 8.75%, 04/01/27
(b)
.... 550 588,500
Berry Petroleum Co. LLC, 7.00%, 02/15/26
(b)
. 1,200 1,202,976
Bonanza Creek Energy, Inc., 5.00%, 10/15/26
(b)
1,167 1,166,638
BP Capital Markets America, Inc.
3.19%, 04/06/25 .................. 730 758,176
3.02%, 01/16/27 .................. 582 602,672
3.59%, 04/14/27 .................. 732 773,586
4.23%, 11/06/28 .................. 758 833,154
3.63%, 04/06/30 .................. 530 564,772
1.75%, 08/10/30 .................. 60 55,676
3.06%, 06/17/41 .................. 1,025 969,989
BP Capital Markets plc
(a)(k)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.04%),
4.38% ....................... 12,000 12,300,000
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.40%),
4.88% ....................... 20,125 21,257,031
Buckeye Partners LP
4.13%, 03/01/25
(b)
................. 318 316,202
5.85%, 11/15/43 .................. 1,712 1,566,223
5.60%, 10/15/44 .................. 978 887,323
California Resources Corp., 7.13%, 02/01/26
(b)
825 857,538
Callon Petroleum Co.
6.13%, 10/01/24 .................. 1,545 1,545,000
9.00%, 04/01/25
(b)
................. 5,701 6,100,070
8.25%, 07/15/25 .................. 375 368,438
8.00%, 08/01/28
(b)
................. 6,355 6,474,156
Calumet Specialty Products Partners LP,
9.25%, 07/15/24
(b)
................ 200 213,000
Cameron LNG LLC, 3.30%, 01/15/35
(b)
..... 565 564,401
Cenovus Energy, Inc., 3.75%, 02/15/52 .... 390 373,880
Centennial Resource Production LLC
(b)
5.38%, 01/15/26 .................. 1,548 1,512,737
6.88%, 04/01/27 .................. 1,391 1,404,910
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 .................. 995 1,086,211
5.13%, 06/30/27 .................. 1,165 1,287,273
Cheniere Energy Partners LP
4.50%, 10/01/29 .................. 3,689 3,770,970
4.00%, 03/01/31 .................. 4,304 4,282,243
3.25%, 01/31/32
(b)
................. 4,680 4,401,914
Cheniere Energy, Inc., 4.63%, 10/15/28 .... 14,571 14,789,565
Chesapeake Energy Corp.
(b)
5.50%, 02/01/26 .................. 60 61,842
5.88%, 02/01/29 .................. 71 74,025
6.75%, 04/15/29 .................. 4,805 5,135,344
CITGO Petroleum Corp.
(b)
7.00%, 06/15/25 .................. 1,719 1,731,892
6.38%, 06/15/26 .................. 2,934 2,919,330
CNX Midstream Partners LP, 4.75%, 04/15/30
(b)
706 689,409
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
CNX Resources Corp.
(b)
7.25%, 03/14/27 .................. USD 1,700 $ 1,784,337
6.00%, 01/15/29 .................. 562 578,860
Colgate Energy Partners III LLC
(b)
7.75%, 02/15/26 .................. 1,517 1,626,982
5.88%, 07/01/29 .................. 4,170 4,237,763
Comstock Resources, Inc.
(b)
7.50%, 05/15/25 .................. 1,671 1,699,741
6.75%, 03/01/29 .................. 4,611 4,743,751
5.88%, 01/15/30 .................. 3,501 3,479,469
ConocoPhillips, 3.75%, 10/01/27
(b)
....... 800 854,793
Continuum Energy Levanter Pte. Ltd.
4.50%, 02/09/27
(b)
................. 1,042 1,030,401
4.50%, 02/09/27
(d)
................. 1,943 1,921,453
Coterra Energy, Inc., 3.90%, 05/15/27
(b)
.... 155 163,738
CQP Holdco LP, 5.50%, 06/15/31
(b)
....... 3,969 3,955,624
Crescent Energy Finance LLC, 7.25%,
05/01/26
(b)
..................... 3,543 3,635,472
Crestwood Midstream Partners LP
5.75%, 04/01/25 .................. 75 75,562
5.63%, 05/01/27
(b)
................. 860 862,150
6.00%, 02/01/29
(b)
................. 1,500 1,511,250
CrownRock LP
(b)
5.63%, 10/15/25 .................. 7,169 7,222,553
5.00%, 05/01/29 .................. 160 161,507
Cullinan Holdco SCSP, 4.63%, 10/15/26
(d)
... EUR 599 656,540
DCP Midstream Operating LP
3.88%, 03/15/23 .................. USD 300 303,000
5.38%, 07/15/25 .................. 645 679,023
6.45%, 11/03/36
(b)
................. 1,578 1,996,170
6.75%, 09/15/37
(b)
................. 4,497 5,790,877
(LIBOR USD 3 Month + 3.85%), 5.85%,
05/21/43
(a)(b)
................... 375 357,303
5.60%, 04/01/44 .................. 350 406,000
Delek Logistics Partners LP, 7.13%, 06/01/28
(b)
1,000 1,014,500
Devon Energy Corp.
8.25%, 08/01/23 .................. 286 310,052
5.25%, 10/15/27 .................. 1,070 1,121,228
4.50%, 01/15/30 .................. 500 530,502
4.75%, 05/15/42 .................. 323 357,598
Diamondback Energy, Inc.
2.88%, 12/01/24 .................. 1,680 1,713,333
4.75%, 05/31/25 .................. 50 53,971
3.50%, 12/01/29 .................. 1,445 1,486,653
3.13%, 03/24/31 .................. 269 266,829
DT Midstream, Inc.
(b)
4.13%, 06/15/29 .................. 3,527 3,479,350
4.38%, 06/15/31 .................. 4,681 4,622,488
EIG Pearl Holdings SARL
(b)
3.55%, 08/31/36 .................. 3,752 3,736,617
4.39%, 11/30/46 .................. 5,385 5,354,036
Enbridge, Inc.
4.00%, 10/01/23 .................. 500 517,556
0.55%, 10/04/23 .................. 355 349,018
2.50%, 01/15/25 .................. 1,040 1,053,531
4.25%, 12/01/26 .................. 500 538,593
3.70%, 07/15/27 .................. 144 151,969
3.13%, 11/15/29 .................. 425 434,229
4.50%, 06/10/44 .................. 30 32,521
Series 16-A, (LIBOR USD 3 Month +
3.89%), 6.00%, 01/15/77
(a)
......... 13,675 14,511,015
Encino Acquisition Partners Holdings LLC,
8.50%, 05/01/28
(b)
................ 300 303,375

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Endeavor Energy Resources LP, 6.63%,
07/15/25
(b)
..................... USD 700 $ 731,640
Energean Israel Finance Ltd., 4.50%,
03/30/24
(b)(d)
.................... 3,470 3,448,312
Energy Transfer LP
5.00%, 10/01/22 .................. 300 305,001
5.88%, 01/15/24 .................. 3,740 3,990,762
4.90%, 02/01/24 .................. 245 256,743
Series H, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 5.69%),
6.50%
(a)(k)
..................... 10,183 10,415,274
5.25%, 04/15/29 .................. 270 300,131
5.95%, 10/01/43 .................. 220 253,087
5.15%, 03/15/45 .................. 1,250 1,335,981
6.00%, 06/15/48 .................. 495 583,672
6.25%, 04/15/49 .................. 1,735 2,112,175
5.00%, 05/15/50 .................. 100 108,226
EnLink Midstream LLC
5.63%, 01/15/28
(b)
................. 1,893 1,943,543
5.38%, 06/01/29 .................. 1,480 1,493,616
EnLink Midstream Partners LP
4.40%, 04/01/24 .................. 1,979 1,993,051
4.15%, 06/01/25 .................. 1,283 1,279,462
4.85%, 07/15/26 .................. 1,841 1,890,868
5.60%, 04/01/44 .................. 969 876,945
5.05%, 04/01/45 .................. 466 399,362
5.45%, 06/01/47 .................. 600 534,000
Enterprise Products Operating LLC
6.45%, 09/01/40 .................. 150 197,345
4.85%, 08/15/42 .................. 105 118,491
4.45%, 02/15/43 .................. 1,130 1,211,300
4.85%, 03/15/44 .................. 5 5,666
4.80%, 02/01/49 .................. 575 660,413
4.20%, 01/31/50 .................. 930 983,707
3.30%, 02/15/53 .................. 240 221,646
EOG Resources, Inc.
4.38%, 04/15/30 .................. 300 336,216
4.95%, 04/15/50 .................. 70 88,743
EQM Midstream Partners LP
6.00%, 07/01/25
(b)
................. 1,589 1,640,643
4.13%, 12/01/26 .................. 178 176,131
6.50%, 07/01/27
(b)
................. 4,017 4,197,765
5.50%, 07/15/28 .................. 730 738,840
4.50%, 01/15/29
(b)
................. 1,246 1,189,955
4.75%, 01/15/31
(b)
................. 3,573 3,419,968
6.50%, 07/15/48 .................. 240 258,000
EQT Corp.
6.63%, 02/01/25
(e)
................. 475 511,812
3.13%, 05/15/26
(b)
................. 2,353 2,300,058
3.90%, 10/01/27 .................. 2,054 2,067,926
5.00%, 01/15/29 .................. 384 404,160
7.50%, 02/01/30
(e)
................. 1,593 1,897,821
3.63%, 05/15/31
(b)
................. 381 377,190
Exxon Mobil Corp., 3.45%, 04/15/51 ...... 560 579,683
Galaxy Pipeline Assets Bidco Ltd., 2.94%,
09/30/40
(d)
..................... 5,071 4,827,592
Genesis Energy LP
6.50%, 10/01/25 .................. 1,078 1,054,801
8.00%, 01/15/27 .................. 600 603,828
7.75%, 02/01/28 .................. 840 827,820
Global Partners LP
7.00%, 08/01/27 .................. 400 413,000
6.88%, 01/15/29 .................. 975 1,007,204
GNL Quintero SA, 4.63%, 07/31/29
(d)
...... 3,375 3,505,508
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Great Western Petroleum LLC, 12.00%,
09/01/25
(b)
..................... USD 194 $ 202,524
Greenko Solar Mauritius Ltd., 5.95%,
07/29/26
(d)
..................... 5,565 5,745,863
Harbour Energy plc, 5.50%, 10/15/26
(b)
..... 1,178 1,169,165
Harvest Midstream I LP, 7.50%, 09/01/28
(b)
.. 569 592,596
Hess Corp.
4.30%, 04/01/27 .................. 955 1,019,296
5.60%, 02/15/41 .................. 925 1,108,061
5.80%, 04/01/47 .................. 300 377,940
Hess Midstream Operations LP
(b)
5.63%, 02/15/26 .................. 885 902,700
5.13%, 06/15/28 .................. 500 509,495
4.25%, 02/15/30 .................. 3,421 3,301,265
Hilcorp Energy I LP
(b)
6.25%, 11/01/28 .................. 220 228,250
6.00%, 02/01/31 .................. 710 720,650
Holly Energy Partners LP, 5.00%, 02/01/28
(b)
. 1,900 1,849,099
HollyFrontier Corp., 2.63%, 10/01/23 ...... 885 894,537
Howard Midstream Energy Partners LLC,
6.75%, 01/15/27
(b)
................ 770 789,974
HPCL-Mittal Energy Ltd., 5.25%, 04/28/27
(d)
.. 700 703,500
India Green Energy Holdings
5.38%, 04/29/24
(b)
................. 2,183 2,204,830
5.38%, 04/29/24
(d)
................. 1,695 1,711,950
Ithaca Energy North Sea plc, 9.00%, 07/15/26
(b)
250 256,875
ITT Holdings LLC, 6.50%, 08/01/29
(b)
...... 3,147 3,019,326
KazMunayGas National Co. JSC, 3.50%,
04/14/33
(b)
..................... 1,535 1,498,927
Kinder Morgan Energy Partners LP
6.95%, 01/15/38 .................. 286 377,001
6.38%, 03/01/41 .................. 75 93,883
5.40%, 09/01/44 .................. 850 975,299
Kinder Morgan, Inc.
3.15%, 01/15/23 .................. 2,105 2,140,376
5.55%, 06/01/45 .................. 1,175 1,398,420
Laredo Petroleum, Inc., 7.75%, 07/31/29
(b)
.. 1,380 1,333,370
Leviathan Bond Ltd., 5.75%, 06/30/23
(b)(d)
... 4,016 4,110,649
Lukoil Capital DAC, 2.80%, 04/26/27
(b)
..... 5,475 5,050,687
Magnolia Oil & Gas Operating LLC, 6.00%,
08/01/26
(b)
..................... 600 613,500
Marathon Oil Corp., 4.40%, 07/15/27 ...... 985 1,055,403
Marathon Petroleum Corp., 4.75%, 09/15/44 . 49 53,573
Matador Resources Co., 5.88%, 09/15/26 ... 7,628 7,733,038
Medco Oak Tree Pte. Ltd., 7.38%, 05/14/26
(d)
. 2,590 2,632,088
Medco Platinum Road Pte. Ltd., 6.75%,
01/30/25
(d)
..................... 798 801,142
MEG Energy Corp.
(b)
6.50%, 01/15/25 .................. 151 152,887
5.88%, 02/01/29 .................. 1,160 1,178,850
Mongolian Mining Corp., 9.25%, 04/15/24
(d)
.. 1,800 1,388,025
MPLX LP
1.75%, 03/01/26 .................. 1,160 1,130,863
4.25%, 12/01/27 .................. 790 849,880
4.00%, 03/15/28 .................. 425 450,158
Murphy Oil Corp.
6.88%, 08/15/24 .................. 134 135,340
5.75%, 08/15/25 .................. 1,222 1,240,330
5.88%, 12/01/27 .................. 512 519,583
6.37%, 12/01/42
(e)
................. 150 143,432
Neptune Energy Bondco plc, 6.63%, 05/15/25
(b)
1,768 1,790,100
New Fortress Energy, Inc.
(b)
6.75%, 09/15/25 .................. 7,043 6,673,242
6.50%, 09/30/26 .................. 6,717 6,280,395
NGL Energy Operating LLC, 7.50%, 02/01/26
(b)
1,303 1,323,848

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
NGPL PipeCo LLC, 7.77%, 12/15/37
(b)
..... USD 1,007 $ 1,364,800
Northern Oil and Gas, Inc., 8.13%, 03/01/28
(b)
8,325 8,678,812
NuStar Logistics LP
5.75%, 10/01/25 .................. 752 784,900
6.00%, 06/01/26 .................. 2,322 2,435,476
6.38%, 10/01/30 .................. 47 50,840
Oasis Midstream Partners LP, 8.00%,
04/01/29
(b)
..................... 1,050 1,120,623
Oasis Petroleum, Inc., 6.38%, 06/01/26
(b)
... 4,032 4,141,590
Occidental Petroleum Corp.
6.95%, 07/01/24 .................. 431 469,790
2.90%, 08/15/24 .................. 3,150 3,152,725
5.50%, 12/01/25 .................. 1,091 1,157,723
5.55%, 03/15/26 .................. 320 341,600
3.00%, 02/15/27 .................. 30 29,029
8.50%, 07/15/27 .................. 380 456,177
6.38%, 09/01/28 .................. 705 801,937
3.50%, 08/15/29 .................. 1,750 1,724,975
8.88%, 07/15/30 .................. 885 1,147,110
6.63%, 09/01/30 .................. 550 645,431
6.13%, 01/01/31 .................. 150 173,138
6.45%, 09/15/36 .................. 2,200 2,672,340
4.30%, 08/15/39 .................. 2,920 2,752,100
6.20%, 03/15/40 .................. 3,053 3,533,847
4.50%, 07/15/44 .................. 2,564 2,474,260
4.63%, 06/15/45 .................. 5,107 4,947,406
6.60%, 03/15/46 .................. 450 565,732
4.40%, 04/15/46 .................. 12,743 12,186,386
4.10%, 02/15/47 .................. 914 835,670
4.20%, 03/15/48 .................. 4,264 3,965,520
4.40%, 08/15/49 .................. 1,217 1,156,150
OQ SAOC, 5.13%, 05/06/28
(b)
.......... 5,181 5,214,353
Parkland Corp., 5.88%, 07/15/27
(b)
....... 2,224 2,293,100
Parsley Energy LLC, 5.63%, 10/15/27
(b)
.... 420 438,900
PBF Holding Co. LLC
9.25%, 05/15/25
(b)
................. 600 586,078
7.25%, 06/15/25 .................. 500 396,728
6.00%, 02/15/28 .................. 815 572,538
PDC Energy, Inc.
6.13%, 09/15/24 .................. 568 573,680
5.75%, 05/15/26 .................. 1,930 1,964,933
Penn Virginia Escrow LLC, 9.25%, 08/15/26
(b)
750 769,125
Pioneer Natural Resources Co.
0.55%, 05/15/23 .................. 580 574,350
1.13%, 01/15/26 .................. 310 296,597
2.15%, 01/15/31 .................. 755 706,913
Plains All American Pipeline LP, 4.30%,
01/31/43 ...................... 430 415,433
Puma International Financing SA
5.13%, 10/06/24
(b)
................. 350 350,000
5.13%, 10/06/24
(d)
................. 1,375 1,375,000
5.00%, 01/24/26
(b)
................. 550 547,353
Range Resources Corp.
5.00%, 03/15/23 .................. 500 505,000
4.88%, 05/15/25 .................. 922 939,661
9.25%, 02/01/26 .................. 1,471 1,573,058
4.75%, 02/15/30
(b)
................. 1,193 1,191,556
ReNew Power Pvt Ltd., 5.88%, 03/05/27
(d)
... 4,035 4,080,394
Repsol International Finance BV
(a)(d)
(EUR Swap Annual 5 Year + 4.00%),
3.75%
(k)
...................... EUR 550 636,434
(EUR Swap Annual 5 Year + 4.41%),
4.25%
(k)
...................... 467 551,540
(EUR Swap Annual 10 Year + 4.20%),
4.50%, 03/25/75 ................ 300 356,681
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Rockcliff Energy II LLC, 5.50%, 10/15/29
(b)
.. USD 2,662 $ 2,695,275
Rubis Terminal Infra SAS, 5.63%, 05/15/25
(d)
. EUR 1,313 1,522,293
Sabine Pass Liquefaction LLC
5.75%, 05/15/24 .................. USD 975 1,046,625
5.63%, 03/01/25 .................. 1,105 1,206,800
Santos Finance Ltd., 5.25%, 03/13/29
(d)
.... 1,100 1,201,319
SM Energy Co.
10.00%, 01/15/25
(b)
................ 6,636 7,216,650
5.63%, 06/01/25 .................. 421 417,842
6.75%, 09/15/26 .................. 712 719,120
6.50%, 07/15/28 .................. 1,942 2,006,086
Southwestern Energy Co.
5.95%, 01/23/25
(e)
................. 309 326,768
7.75%, 10/01/27 .................. 175 186,433
8.38%, 09/15/28 .................. 270 296,244
5.38%, 02/01/29 .................. 4,471 4,546,470
4.75%, 02/01/32 .................. 1,794 1,790,968
Spectra Energy Partners LP, 5.95%, 09/25/43 100 128,825
Summit Midstream Holdings LLC, 8.50%,
10/15/26
(b)
..................... 1,759 1,802,447
Sunoco LP
6.00%, 04/15/27 .................. 1,460 1,506,574
5.88%, 03/15/28 .................. 1,136 1,177,816
4.50%, 05/15/29 .................. 1,515 1,483,140
4.50%, 04/30/30
(b)
................. 704 691,314
Tallgrass Energy Partners LP
(b)
7.50%, 10/01/25 .................. 265 278,714
5.50%, 01/15/28 .................. 295 282,020
6.00%, 12/31/30 .................. 765 730,575
Talos Production, Inc., 12.00%, 01/15/26 ... 400 425,000
Tap Rock Resources LLC, 7.00%, 10/01/26
(b)
. 6,883 7,055,075
Targa Resources Partners LP
5.88%, 04/15/26 .................. 3,333 3,435,157
5.38%, 02/01/27 .................. 1,036 1,061,941
6.50%, 07/15/27 .................. 400 424,520
5.00%, 01/15/28 .................. 550 563,750
6.88%, 01/15/29 .................. 1,063 1,162,656
5.50%, 03/01/30 .................. 2,199 2,328,191
4.88%, 02/01/31 .................. 2,022 2,112,990
4.00%, 01/15/32
(b)
................. 300 298,620
TerraForm Power Operating LLC
(b)
4.25%, 01/31/23 .................. 584 587,119
5.00%, 01/31/28 .................. 1,080 1,093,500
4.75%, 01/15/30 .................. 986 991,127
TotalEnergies Capital International SA, 3.13%,
05/29/50 ...................... 194 188,223
UGI International LLC, 2.50%, 12/01/29
(d)
... EUR 410 443,922
Valero Energy Corp.
2.85%, 04/15/25 .................. USD 625 637,860
4.35%, 06/01/28 .................. 370 398,358
Venture Global Calcasieu Pass LLC
(b)
3.88%, 08/15/29 .................. 5,881 5,870,649
4.13%, 08/15/31 .................. 5,825 5,862,807
3.88%, 11/01/33 .................. 12,031 11,904,434
Viper Energy Partners LP, 5.38%, 11/01/27
(b)
. 800 826,000
Western Midstream Operating LP
4.75%, 08/15/28 .................. 256 272,000
5.30%, 02/01/30
(e)
................. 1,900 1,980,750
5.45%, 04/01/44 .................. 2,063 2,279,615
5.30%, 03/01/48 .................. 3,735 4,127,175
5.50%, 08/15/48 .................. 671 741,455
6.50%, 02/01/50
(e)
................. 8,310 9,116,859
Williams Cos., Inc. (The)
3.70%, 01/15/23 .................. 960 976,964

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
4.55%, 06/24/24 .................. USD 1,425 $ 1,503,915
566,649,433
Paper & Forest Products — 0.1%
Georgia-Pacific LLC, 1.75%, 09/30/25
(b)
.... 187 185,072
Glatfelter Corp., 4.75%, 11/15/29
(b)
....... 250 251,962
Louisiana-Pacific Corp., 3.63%, 03/15/29
(b)
.. 1,300 1,274,000
Pearl Merger Sub, Inc., 6.75%, 10/01/28
(b)
... 2,837 2,785,026
Resolute Forest Products, Inc., 4.88%,
03/01/26
(b)
..................... 1,080 1,068,228
Schweitzer-Mauduit International, Inc., 6.88%,
10/01/26
(b)
..................... 300 298,500
Suzano Austria GmbH
2.50%, 09/15/28 .................. 390 369,038
3.13%, 01/15/32 .................. 2,435 2,252,375
8,484,201
Personal Products — 0.1%
Coty, Inc.
4.00%, 04/15/23
(d)
................. EUR 900 1,003,522
3.88%, 04/15/26
(d)
................. 1,299 1,458,048
4.75%, 04/15/26
(d)
................. 600 672,870
5.00%, 04/15/26
(b)
................. USD 1,485 1,490,910
6.50%, 04/15/26
(b)
................. 500 506,330
4.75%, 01/15/29
(b)
................. 1,143 1,125,855
Edgewell Personal Care Co., 5.50%, 06/01/28
(b)
100 103,750
Herbalife Nutrition Ltd., 7.88%, 09/01/25
(b)
... 800 840,064
Prestige Brands, Inc., 3.75%, 04/01/31
(b)
.... 2,137 1,939,328
9,140,677
Pharmaceuticals — 0.6%
Almirall SA, 2.13%, 09/30/26
(d)
.......... EUR 381 423,283
Astrazeneca Finance LLC, 2.25%, 05/28/31 .. USD 155 151,479
Bausch Health Americas, Inc.
(b)
9.25%, 04/01/26 .................. 800 823,840
8.50%, 01/31/27 .................. 4,926 4,981,417
Bausch Health Cos., Inc.
(b)
6.13%, 04/15/25 .................. 1,654 1,685,840
5.50%, 11/01/25 .................. 1,125 1,133,820
9.00%, 12/15/25 .................. 6,400 6,685,312
6.13%, 02/01/27 .................. 1,603 1,609,011
5.75%, 08/15/27 .................. 235 235,834
7.00%, 01/15/28 .................. 1,521 1,363,196
5.00%, 01/30/28 .................. 1,070 901,475
5.00%, 02/15/29 .................. 1,202 967,610
6.25%, 02/15/29 .................. 2,382 2,015,768
7.25%, 05/30/29 .................. 5,147 4,632,300
Bayer US Finance II LLC, 4.25%, 12/15/25
(b)
. 1,525 1,626,039
Bristol-Myers Squibb Co.
2.90%, 07/26/24 .................. 332 342,510
3.40%, 07/26/29 .................. 80 84,899
Catalent Pharma Solutions, Inc.
5.00%, 07/15/27
(b)
................. 3,091 3,148,956
2.38%, 03/01/28
(d)
................. EUR 1,258 1,357,192
3.13%, 02/15/29
(b)
................. USD 1,289 1,205,215
3.50%, 04/01/30
(b)
................. 5,022 4,696,625
Cheplapharm Arzneimittel GmbH
4.38%, 01/15/28
(d)
................. EUR 692 793,077
5.50%, 01/15/28
(b)
................. USD 2,250 2,265,975
Elanco Animal Health, Inc., 5.90%, 08/28/28
(e)
680 741,200
Embecta Corp., 5.00%, 02/15/30
(b)
....... 1,098 1,099,372
Endo DAC
(b)
5.88%, 10/15/24 .................. 400 390,680
9.50%, 07/31/27 .................. 4,883 4,822,939
Endo Luxembourg Finance Co. I SARL, 6.13%,
04/01/29
(b)
..................... 3,516 3,340,974
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
Gruenenthal GmbH
(d)
3.63%, 11/15/26 .................. EUR 558 $ 625,318
4.13%, 05/15/28 .................. 1,023 1,146,416
Jazz Securities DAC, 4.38%, 01/15/29
(b)
.... USD 4,369 4,313,732
Merck & Co., Inc.
3.40%, 03/07/29 .................. 155 164,704
2.15%, 12/10/31 .................. 760 734,156
2.75%, 12/10/51 .................. 325 298,129
Nidda BondCo GmbH
(d)
5.00%, 09/30/25 .................. EUR 500 545,789
7.25%, 09/30/25 .................. 374 421,221
Nidda Healthcare Holding GmbH
3.50%, 09/30/24
(d)
................. 2,411 2,647,694
Organon & Co.
(b)
4.13%, 04/30/28 .................. USD 5,830 5,736,837
5.13%, 04/30/31 .................. 5,695 5,695,000
P&L Development LLC, 7.75%, 11/15/25
(b)
... 2,297 2,228,090
Par Pharmaceutical, Inc., 7.50%, 04/01/27
(b)
. 12,030 12,105,187
Pfizer, Inc.
3.45%, 03/15/29 .................. 240 257,013
2.55%, 05/28/40 .................. 245 228,281
4.30%, 06/15/43 .................. 155 181,244
Roche Holdings, Inc., 2.61%, 12/13/51
(b)
.... 935 857,150
Rossini SARL
(d)
(EURIBOR 3 Month + 3.88%), 3.88%,
10/30/25
(a)
.................... EUR 200 223,819
6.75%, 10/30/25 .................. 1,212 1,404,172
Takeda Pharmaceutical Co. Ltd.
4.40%, 11/26/23 .................. USD 1,088 1,138,201
3.18%, 07/09/50 .................. 1,747 1,609,643
Teva Pharmaceutical Finance Netherlands II BV
6.00%, 01/31/25 .................. EUR 1,100 1,301,678
4.50%, 03/01/25 .................. 700 796,638
3.75%, 05/09/27 .................. 440 478,500
1.63%, 10/15/28
(d)
................. 300 281,804
4.38%, 05/09/30 .................. 359 384,489
Teva Pharmaceutical Finance Netherlands III
BV
6.00%, 04/15/24 .................. USD 1,400 1,419,250
7.13%, 01/31/25 .................. 200 208,562
100,958,555
Professional Services — 0.1%
AMN Healthcare, Inc.
(b)
4.63%, 10/01/27 .................. 85 85,830
4.00%, 04/15/29 .................. 696 690,571
ASGN, Inc., 4.63%, 05/15/28
(b)
.......... 1,630 1,628,370
CoreLogic, Inc., 4.50%, 05/01/28
(b)
....... 3,749 3,589,667
Dun & Bradstreet Corp. (The), 5.00%,
12/15/29
(b)
..................... 2,050 2,044,875
House of Finance NV (The), 4.38%, 07/15/26
(d)
EUR 500 560,816
Korn Ferry, 4.63%, 12/15/27
(b)
.......... USD 1,965 2,001,844
La Financiere Atalian SASU, 5.13%, 05/15/25
(d)
EUR 1,471 1,576,394
Science Applications International Corp.,
4.88%, 04/01/28
(b)
................ USD 1,874 1,883,370
14,061,737
Real Estate Management & Development — 1.0%
ADLER Group SA
(d)
3.25%, 08/05/25 .................. EUR 1,000 962,141
2.75%, 11/13/26 .................. 1,000 904,377
2.25%, 01/14/29 .................. 300 264,711
Aedas Homes Opco SLU, 4.00%, 08/15/26
(d)
. 429 485,189
Agile Group Holdings Ltd., 5.75%, 01/02/25
(d)
. USD 6,052 2,662,880
Alam Sutera Realty Tbk. PT, 8.00%, (8.00%
Cash or 6.25% PIK), 05/02/24
(j)
........ 407 340,303

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
Arabian Centres Sukuk II Ltd., 5.63%,
10/07/26
(b)
..................... USD 4,380 $ 4,188,375
Aroundtown SA, (EUR Swap Annual 5 Year +
3.98%), 3.38%
(a)(d)(k)
............... EUR 1,100 1,257,051
Celulosa Arauco y Constitucion SA, 3.88%,
11/02/27 ...................... USD 325 336,760
Central China Real Estate Ltd.
(d)
7.90%, 11/07/23 .................. 557 295,210
7.25%, 08/13/24 .................. 498 249,000
CFLD Cayman Investment Ltd.
(d)(f)(l)
8.63%, 02/28/21 .................. 314 80,070
6.90%, 01/13/23 .................. 6,858 1,717,929
China Aoyuan Group Ltd.
(d)(f)(l)
7.95%, 02/19/23 .................. 6,122 1,071,350
6.35%, 02/08/24 .................. 6,938 1,214,150
5.98%, 08/18/25 .................. 1,900 323,000
China Evergrande Group
(d)(f)(l)
8.25%, 03/23/22 .................. 1,145 200,375
9.50%, 04/11/22 .................. 630 103,950
11.50%, 01/22/23 ................. 9,095 1,455,200
10.00%, 04/11/23 ................. 7,174 1,147,840
7.50%, 06/28/23 .................. 2,500 400,000
12.00%, 01/22/24 ................. 6,281 1,004,960
10.50%, 04/11/24 ................. 1,930 308,800
China SCE Group Holdings Ltd.
(d)
7.25%, 04/19/23 .................. 1,810 1,420,850
7.38%, 04/09/24 .................. 5,899 4,453,745
CIFI Holdings Group Co. Ltd.
(d)
6.00%, 07/16/25 .................. 3,272 2,887,540
5.25%, 05/13/26 .................. 4,815 4,092,750
Citycon OYJ, (EUR Swap Annual 5 Year +
4.71%), 4.50%
(a)(d)(k)
............... EUR 600 659,793
Country Garden Holdings Co. Ltd.
(d)
6.15%, 09/17/25 .................. USD 4,061 3,533,070
4.20%, 02/06/26 .................. 7,482 6,116,535
5.63%, 12/15/26 .................. 800 670,000
5.13%, 01/14/27 .................. 630 515,025
4.80%, 08/06/30 .................. 5,076 4,010,040
DEMIRE Deutsche Mittelstand Real Estate AG,
1.88%, 10/15/24
(d)
................ EUR 600 656,578
DIC Asset AG, 2.25%, 09/22/26
(d)
........ 900 943,937
Easy Tactic Ltd.
(d)
8.13%, 02/27/23 .................. USD 1,530 543,150
8.63%, 02/27/24 .................. 4,285 1,478,325
8.63%, 03/05/24 .................. 1,257 433,665
8.13%, 07/11/24 .................. 3,880 1,319,200
Fantasia Holdings Group Co. Ltd.
(d)(f)(l)
15.00%, 12/18/21 ................. 1,735 360,012
11.75%, 04/17/22 ................. 2,039 417,995
7.95%, 07/05/22 .................. 1,650 338,250
12.25%, 10/18/22 ................. 3,269 670,145
10.88%, 01/09/23 ................. 1,345 275,725
11.88%, 06/01/23 ................. 1,500 307,500
9.25%, 07/28/23 .................. 3,540 725,700
9.88%, 10/19/23 .................. 2,640 541,200
Fastighets AB Balder, (EUR Swap Annual 5
Year + 3.19%), 2.87%, 06/02/81
(a)(d)
..... EUR 1,025 1,073,347
Five Point Operating Co. LP, 7.88%, 11/15/25
(b)
USD 4,450 4,589,062
Forestar Group, Inc., 3.85%, 05/15/26
(b)
.... 1,382 1,354,360
Global Prime Capital Pte. Ltd., 5.95%,
01/23/25
(d)
..................... 5,656 5,684,280
Greystar Real Estate Partners LLC, 5.75%,
12/01/25
(b)
..................... 370 376,138
Heimstaden Bostad AB
(a)(d)(k)
(EUR Swap Annual 5 Year + 3.91%), 3.38% EUR 450 489,628
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
(EUR Swap Annual 5 Year + 3.15%), 2.62% EUR 1,275 $ 1,308,261
(EUR Swap Annual 5 Year + 3.27%), 3.00% 850 885,700
Howard Hughes Corp. (The)
(b)
5.38%, 08/01/28 .................. USD 1,636 1,666,536
4.13%, 02/01/29 .................. 1,028 988,145
4.38%, 02/01/31 .................. 1,789 1,701,786
Hunt Cos., Inc., 5.25%, 04/15/29
(b)
....... 300 286,314
JGC Ventures Pte. Ltd.
0.00%, 06/30/25 .................. 3 1,600
3.00%, (3.00% Cash or 3.00% PIK),
06/30/25
(d)(f)(j)(l)
.................. 2,986 1,588,709
Kaisa Group Holdings Ltd.
(d)(f)(l)
8.50%, 06/30/22 .................. 737 201,754
11.95%, 10/22/22 ................. 3,345 928,237
11.50%, 01/30/23 ................. 3,413 911,484
10.88%, 07/23/23 ................. 7,811 2,083,584
9.75%, 09/28/23 .................. 5,565 1,480,986
11.95%, 11/12/23 ................. 3,980 1,084,550
9.38%, 06/30/24 .................. 2,244 605,880
11.70%, 11/11/25 ................. 1,072 285,956
Kennedy-Wilson, Inc.
4.75%, 02/01/30 .................. 1,242 1,220,265
5.00%, 03/01/31 .................. 300 295,965
KWG Group Holdings Ltd., 5.95%, 08/10/25
(d)
5,766 3,113,640
Logan Group Co. Ltd., 5.25%, 10/19/25
(d)
... 4,330 3,182,550
MAF Sukuk Ltd.
(d)
4.64%, 05/14/29 .................. 5,353 5,820,718
3.93%, 02/28/30 .................. 3,080 3,232,653
Modern Land China Co. Ltd., 12.85%,
10/25/21
(d)(f)(l)
................... 330 62,700
Modernland Overseas Pte. Ltd., 3.00%, (3.00%
Cash or 3.00% PIK), 04/30/27
(d)(f)(j)(l)
..... 1,450 644,948
New Metro Global Ltd.
(d)
6.50%, 05/20/22 .................. 212 179,140
6.80%, 08/05/23 .................. 3,110 2,394,700
NWD Finance BVI Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 5.86%), 4.12%
(a)(d)(k)
.............. 6,084 5,916,690
Powerlong Real Estate Holdings Ltd.
(d)
7.13%, 11/08/22 .................. 2,258 1,896,720
6.95%, 07/23/23 .................. 895 724,950
6.25%, 08/10/24 .................. 5,062 3,897,740
Realogy Group LLC
(b)
7.63%, 06/15/25 .................. 242 256,714
5.75%, 01/15/29 .................. 1,995 1,959,688
5.25%, 04/15/30 .................. 1,079 1,033,143
Redsun Properties Group Ltd., 10.50%,
10/03/22
(d)
..................... 4,159 1,746,780
RKPF Overseas 2019 A Ltd.
(d)
6.70%, 09/30/24 .................. 4,480 3,987,200
6.00%, 09/04/25 .................. 3,030 2,620,950
Ronshine China Holdings Ltd.
(d)
8.75%, 10/25/22 .................. 2,085 750,600
8.10%, 06/09/23 .................. 945 245,700
7.35%, 12/15/23 .................. 3,627 943,020
Scenery Journey Ltd.
(d)(f)(l)
11.50%, 10/24/22 ................. 6,977 697,700
13.00%, 11/06/22 ................. 5,888 588,800
12.00%, 10/24/23 ................. 10,432 1,043,200
13.75%, 11/06/23 ................. 464 45,182
Seazen Group Ltd.
(d)
6.45%, 06/11/22 .................. 300 247,500
6.15%, 04/15/23 .................. 945 719,558
6.00%, 08/12/24 .................. 1,293 837,218

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
Shimao Group Holdings Ltd.
(d)
5.60%, 07/15/26 .................. USD 895 $ 407,225
3.45%, 01/11/31 .................. 1,145 463,725
Shui On Development Holding Ltd.
(d)
5.75%, 11/12/23 .................. 1,518 1,434,510
6.15%, 08/24/24 .................. 4,255 3,978,425
5.50%, 03/03/25 .................. 800 732,000
Sino-Ocean Land Treasure Finance II Ltd.,
5.95%, 02/04/27
(d)
................ 209 192,189
Sino-Ocean Land Treasure IV Ltd., 4.75%,
08/05/29
(d)
..................... 302 250,660
Sunac China Holdings Ltd.
(d)
7.50%, 02/01/24 .................. 1,178 706,800
6.65%, 08/03/24 .................. 5,244 3,120,180
7.00%, 07/09/25 .................. 3,573 2,072,340
Theta Capital Pte. Ltd., 8.13%, 01/22/25
(d)
... 3,674 3,765,850
Times China Holdings Ltd.
(d)
6.75%, 07/08/25 .................. 3,390 1,627,200
6.20%, 03/22/26 .................. 4,150 1,950,500
Unique Pub Finance Co. plc (The)
(d)
Series A4, 5.66%, 06/30/27 .......... GBP 582 862,291
Series N, 6.46%, 03/30/32
(e)
.......... 800 1,271,728
Wanda Group Overseas Ltd., 7.50%, 07/24/22
(d)
USD 4,535 4,194,875
Wanda Properties International Co. Ltd., 7.25%,
01/29/24
(d)
..................... 800 738,000
WeWork Cos. LLC, 5.00%, 07/10/25
(b)
..... 2,606 2,217,237
Yango Justice International Ltd.
10.25%, 09/15/22 ................. 1,811 362,200
9.25%, 04/15/23
(d)
................. 2,081 416,200
8.25%, 11/25/23
(d)
................. 4,104 820,800
7.50%, 04/15/24
(d)
................. 2,675 535,000
7.88%, 09/04/24
(d)
................. 1,215 230,850
Yanlord Land HK Co. Ltd., 6.80%, 02/27/24
(d)
. 4,030 3,939,325
Yuzhou Group Holdings Co. Ltd.
(d)
8.38%, 10/30/24 .................. 1,745 383,900
7.70%, 02/20/25 .................. 3,562 765,830
8.30%, 05/27/25 .................. 900 193,500
7.38%, 01/13/26 .................. 2,220 477,300
7.85%, 08/12/26 .................. 1,680 360,990
6.35%, 01/13/27 .................. 2,087 448,705
Zhenro Properties Group Ltd.
(d)
8.70%, 08/03/22 .................. 2,441 1,366,960
7.88%, 04/14/24 .................. 3,050 1,403,000
6.63%, 01/07/26 .................. 1,985 813,850
180,731,125
Road & Rail — 0.3%
Albion Financing 1 SARL
5.25%, 10/15/26
(d)
................. EUR 525 578,610
6.13%, 10/15/26
(b)
................. USD 1,639 1,634,902
Avis Budget Car Rental LLC, 5.38%, 03/01/29
(b)
806 807,677
BCP V Modular Services Finance II plc
(d)
4.75%, 11/30/28 .................. EUR 1,300 1,396,183
6.13%, 11/30/28 .................. GBP 800 1,015,369
Burlington Northern Santa Fe LLC
5.15%, 09/01/43 .................. USD 100 127,358
4.90%, 04/01/44 .................. 995 1,228,622
4.15%, 04/01/45 .................. 100 113,029
3.55%, 02/15/50 .................. 105 110,981
2.88%, 06/15/52 .................. 305 286,641
Canadian Pacific Railway Co.
3.00%, 12/02/41 .................. 370 355,341
3.10%, 12/02/51 .................. 415 396,238
CSX Corp.
3.80%, 03/01/28 .................. 150 160,734
4.30%, 03/01/48 .................. 430 491,636
Security
Par (000)
Par (000) Value
Road & Rail (continued)
4.75%, 11/15/48 .................. USD 165 $ 199,310
EC Finance plc, 3.00%, 10/15/26
(d)
....... EUR 1,125 1,271,465
First Student Bidco, Inc., 4.00%, 07/31/29
(b)
.. USD 210 198,975
Hertz Corp. (The)
(b)
4.63%, 12/01/26 .................. 958 929,451
5.00%, 12/01/29 .................. 1,532 1,475,163
Loxam SAS
(d)
3.25%, 01/14/25 .................. EUR 708 775,518
3.75%, 07/15/26 .................. 673 739,569
5.75%, 07/15/27 .................. 200 218,801
National Express Group plc, (U.K. Government
Bonds 5 Year Note Generic Bid Yield +
4.14%), 4.25%
(a)(d)(k)
............... GBP 600 810,963
NESCO Holdings II, Inc., 5.50%, 04/15/29
(b)
.. USD 1,421 1,406,790
Norfolk Southern Corp.
2.55%, 11/01/29 .................. 990 991,894
4.15%, 02/28/48 .................. 750 835,378
3.05%, 05/15/50 .................. 43 40,493
Pacific National Finance Pty. Ltd., 4.75%,
03/22/28
(d)
..................... 3,500 3,686,198
PECF USS Intermediate Holding III Corp.,
8.00%, 11/15/29
(b)
................ 1,697 1,713,970
Penske Truck Leasing Co. LP
(b)
4.00%, 07/15/25 .................. 2,915 3,075,724
4.20%, 04/01/27 .................. 340 367,674
Ryder System, Inc., 2.50%, 09/01/24 ...... 350 355,624
Uber Technologies, Inc.
(b)
7.50%, 05/15/25 .................. 4,486 4,689,104
8.00%, 11/01/26 .................. 2,595 2,751,764
7.50%, 09/15/27 .................. 5,690 6,058,712
6.25%, 01/15/28 .................. 1,986 2,060,475
4.50%, 08/15/29 .................. 5,571 5,403,870
Union Pacific Corp.
3.55%, 08/15/39 .................. 3 3,123
4.05%, 03/01/46 .................. 25 27,763
3.95%, 08/15/59 .................. 1,005 1,099,644
3.84%, 03/20/60 .................. 411 441,472
XPO Logistics, Inc., 6.25%, 05/01/25
(b)
..... 160 165,611
50,497,819
Semiconductors & Semiconductor Equipment — 0.2%
Amkor Technology, Inc., 6.63%, 09/15/27
(b)
.. 1,100 1,156,375
Ams-OSRAM AG
(d)(i)
0.00%, 03/05/25
(n)
................. EUR 600 595,961
2.13%, 11/03/27 .................. 600 636,255
Analog Devices, Inc.
2.95%, 04/01/25 .................. USD 850 878,919
2.80%, 10/01/41 .................. 135 129,406
Applied Materials, Inc., 3.30%, 04/01/27 .... 1,080 1,136,834
Broadcom Corp., 3.88%, 01/15/27 ....... 475 500,856
Broadcom, Inc.
4.11%, 09/15/28 .................. 400 425,772
4.75%, 04/15/29 .................. 1,325 1,458,582
3.42%, 04/15/33
(b)
................. 3,345 3,331,910
Entegris, Inc.
(b)
4.38%, 04/15/28 .................. 1,390 1,379,575
3.63%, 05/01/29 .................. 1,930 1,848,438
Intel Corp.
2.80%, 08/12/41 .................. 115 107,514
4.75%, 03/25/50 .................. 300 369,983
3.05%, 08/12/51 .................. 485 457,157
3.10%, 02/15/60 .................. 20 18,126
3.20%, 08/12/61 .................. 120 111,326
KLA Corp.
4.10%, 03/15/29 .................. 1,026 1,130,758
3.30%, 03/01/50 .................. 765 760,685

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
Lam Research Corp.
4.88%, 03/15/49 .................. USD 65 $ 82,497
2.88%, 06/15/50 .................. 245 229,071
NVIDIA Corp., 3.50%, 04/01/40 ......... 690 730,043
NXP BV
(b)
4.30%, 06/18/29 .................. 1,070 1,162,488
2.50%, 05/11/31 .................. 2,940 2,815,601
2.65%, 02/15/32 .................. 590 566,017
3.25%, 05/11/41 .................. 100 96,081
ON Semiconductor Corp., 3.88%, 09/01/28
(b)
. 2,884 2,865,894
QUALCOMM, Inc., 4.30%, 05/20/47 ...... 584 683,089
Synaptics, Inc., 4.00%, 06/15/29
(b)
........ 2,896 2,839,818
Texas Instruments, Inc., 2.70%, 09/15/51 ... 265 249,441
28,754,472
Software — 0.6%
ACI Worldwide, Inc., 5.75%, 08/15/26
(b)
.... 180 187,133
Autodesk, Inc.
3.50%, 06/15/27 .................. 18 18,973
2.40%, 12/15/31 .................. 1,265 1,207,354
Boxer Parent Co., Inc.
6.50%, 10/02/25
(d)
................. EUR 2,080 2,426,602
7.13%, 10/02/25
(b)
................. USD 3,913 4,079,850
9.13%, 03/01/26
(b)
................. 5,305 5,530,462
Brunello Bidco SpA, (EURIBOR 3 Month +
3.75%), 3.75%, 02/15/28
(a)(d)
.......... EUR 392 436,034
Camelot Finance SA, 4.50%, 11/01/26
(b)
.... USD 4,614 4,683,671
Castle US Holding Corp., 9.50%, 02/15/28
(b)
. 1,992 2,051,760
CDK Global, Inc., 4.88%, 06/01/27 ....... 210 215,544
Cedacri Mergeco SpA, (EURIBOR 3 Month +
4.63%), 4.62%, 05/15/28
(a)(d)
.......... EUR 865 969,355
Change Healthcare Holdings LLC, 5.75%,
03/01/25
(b)
..................... USD 9,262 9,296,640
Clarivate Science Holdings Corp.
(b)
3.88%, 07/01/28 .................. 2,959 2,822,738
4.88%, 07/01/29 .................. 3,271 3,115,628
Consensus Cloud Solutions, Inc.
(b)
6.00%, 10/15/26 .................. 937 965,297
6.50%, 10/15/28 .................. 1,426 1,462,527
Crowdstrike Holdings, Inc., 3.00%, 02/15/29 . 3,125 2,929,687
Elastic NV, 4.13%, 07/15/29
(b)
.......... 2,711 2,534,785
Fair Isaac Corp., 4.00%, 06/15/28
(b)
....... 3,387 3,353,130
Helios Software Holdings, Inc., 4.63%,
05/01/28
(b)
..................... 1,048 1,021,800
LogMeIn, Inc., 5.50%, 09/01/27
(b)
........ 605 588,363
Microsoft Corp.
3.45%, 08/08/36 .................. 238 259,297
2.53%, 06/01/50 .................. 856 774,821
2.92%, 03/17/52 .................. 1,931 1,887,912
MicroStrategy, Inc., 6.13%, 06/15/28
(b)
..... 2,426 2,316,830
Minerva Merger Sub, Inc., 6.50%, 02/15/30
(b)
. 2,220 2,214,450
NCR Corp.
(b)
5.75%, 09/01/27 .................. 884 897,914
5.00%, 10/01/28 .................. 1,675 1,664,213
5.13%, 04/15/29 .................. 1,905 1,900,828
6.13%, 09/01/29 .................. 999 1,049,999
NortonLifeLock, Inc., 5.00%, 04/15/25
(b)
.... 475 476,363
Nuance Communications, Inc., 5.63%, 12/15/26 4,573 4,704,474
Open Text Corp.
(b)
3.88%, 02/15/28 .................. 403 394,932
3.88%, 12/01/29 .................. 1,195 1,147,654
Open Text Holdings, Inc., 4.13%, 02/15/30
(b)
. 1,906 1,861,990
Oracle Corp.
2.95%, 04/01/30 .................. 1,400 1,372,480
3.85%, 07/15/36 .................. 850 846,674
5.38%, 07/15/40 .................. 650 735,157
Security
Par (000)
Par (000) Value
Software (continued)
3.65%, 03/25/41 .................. USD 540 $ 502,241
4.13%, 05/15/45 .................. 485 469,380
4.00%, 07/15/46 .................. 350 332,067
4.00%, 11/15/47 .................. 435 412,590
3.60%, 04/01/50 .................. 2,635 2,334,305
3.95%, 03/25/51 .................. 617 581,437
4.38%, 05/15/55 .................. 130 128,485
3.85%, 04/01/60 .................. 190 168,605
PTC, Inc.
(b)
3.63%, 02/15/25 .................. 860 863,225
4.00%, 02/15/28 .................. 1,628 1,613,568
salesforce.com, Inc.
2.70%, 07/15/41 .................. 325 306,205
2.90%, 07/15/51 .................. 355 337,073
3.05%, 07/15/61 .................. 295 279,067
SS&C Technologies, Inc., 5.50%, 09/30/27
(b)
. 12,015 12,408,131
Veritas US, Inc., 7.50%, 09/01/25
(b)
....... 8,219 8,383,380
VMware, Inc.
4.70%, 05/15/30 .................. 375 420,217
2.20%, 08/15/31 .................. 2,015 1,881,557
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(b)
7,188 6,765,705
112,590,559
Specialty Retail — 0.5%
Abercrombie & Fitch Management Co., 8.75%,
07/15/25
(b)
..................... 900 957,375
Academy Ltd., 6.00%, 11/15/27
(b)
........ 750 783,750
Ambience Merger Sub, Inc., 4.88%, 07/15/28
(b)
150 143,355
Arko Corp., 5.13%, 11/15/29
(b)
.......... 1,388 1,320,474
Asbury Automotive Group, Inc.
4.50%, 03/01/28 .................. 234 232,245
4.75%, 03/01/30 .................. 731 720,364
5.00%, 02/15/32
(b)
................. 937 929,663
Bath & Body Works, Inc.
6.95%, 03/01/33 .................. 700 762,139
7.60%, 07/15/37 .................. 200 230,258
Carvana Co.
(b)
5.50%, 04/15/27 .................. 3,051 2,841,702
4.88%, 09/01/29 .................. 1,708 1,518,224
Constellation Automotive Financing plc, 4.88%,
07/15/27
(d)
..................... GBP 1,184 1,484,877
Douglas GmbH, 6.00%, 04/08/26
(d)
....... EUR 800 878,583
Dufry One BV
(d)
2.50%, 10/15/24 .................. 400 440,392
0.75%, 03/30/26
(i)
................. CHF 600 623,974
eG Global Finance plc
4.38%, 02/07/25
(d)
................. EUR 453 499,604
6.75%, 02/07/25
(b)
................. USD 2,476 2,467,644
6.25%, 10/30/25
(d)
................. EUR 2,401 2,706,758
8.50%, 10/30/25
(b)
................. USD 2,845 2,884,332
Goldstory SASU, 5.38%, 03/01/26
(d)
...... EUR 645 732,109
Group 1 Automotive, Inc., 4.00%, 08/15/28
(b)
. USD 897 858,492
GYP Holdings III Corp., 4.63%, 05/01/29
(b)
... 1,793 1,741,451
Home Depot, Inc. (The)
4.20%, 04/01/43 .................. 125 141,658
4.50%, 12/06/48 .................. 815 989,020
3.35%, 04/15/50 .................. 775 787,742
InRetail Consumer, 3.25%, 03/22/28
(b)
..... 1,285 1,243,478
Ken Garff Automotive LLC, 4.88%, 09/15/28
(b)
711 687,373
L Brands, Inc.
9.38%, 07/01/25
(b)
................. 87 104,055
5.25%, 02/01/28 .................. 1,000 1,050,000
7.50%, 06/15/29 .................. 600 655,140
6.63%, 10/01/30
(b)
................. 450 482,936
6.88%, 11/01/35 .................. 4,829 5,553,350
6.75%, 07/01/36 .................. 677 769,241

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
LBM Acquisition LLC, 6.25%, 01/15/29
(b)
.... USD 4,685 $ 4,465,016
LCM Investments Holdings II LLC, 4.88%,
05/01/29
(b)
..................... 2,213 2,131,407
Lithia Motors, Inc., 3.88%, 06/01/29
(b)
...... 999 981,518
Lowe's Cos., Inc.
4.65%, 04/15/42 .................. 310 354,924
3.70%, 04/15/46 .................. 735 748,742
3.00%, 10/15/50 .................. 675 616,909
3.50%, 04/01/51 .................. 130 129,034
Michaels Cos., Inc. (The), 5.25%, 05/01/28
(b)
. 485 467,021
Murphy Oil USA, Inc., 4.75%, 09/15/29 ..... 1,353 1,373,295
Penske Automotive Group, Inc.
3.50%, 09/01/25 .................. 987 980,841
3.75%, 06/15/29 .................. 525 494,172
PetSmart, Inc.
(b)
4.75%, 02/15/28 .................. 3,135 3,126,300
7.75%, 02/15/29 .................. 7,867 8,439,167
Sally Holdings LLC, 5.63%, 12/01/25 ...... 895 909,264
Sonic Automotive, Inc., 4.63%, 11/15/29
(b)
... 336 328,020
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(b)
................ 2,914 2,994,805
SRS Distribution, Inc.
(b)
4.63%, 07/01/28 .................. 4,281 4,137,865
6.13%, 07/01/29 .................. 3,598 3,526,040
6.00%, 12/01/29 .................. 2,968 2,882,848
Staples, Inc.
(b)
7.50%, 04/15/26 .................. 9,572 9,440,385
10.75%, 04/15/27 ................. 1,171 1,091,466
Tendam Brands SAU
(d)
5.00%, 09/15/24 .................. EUR 255 284,618
(EURIBOR 3 Month + 5.25%), 5.25%,
09/15/24
(a)
.................... 270 301,730
Victoria's Secret & Co., 4.63%, 07/15/29
(b)
... USD 605 582,993
White Cap Buyer LLC, 6.88%, 10/15/28
(b)
... 6,654 6,827,137
White Cap Parent LLC, 8.25%, (8.25% Cash or
9.00% PIK), 03/15/26
(b)(j)
............ 1,603 1,627,045
97,464,320
Technology Hardware, Storage & Peripherals — 0.0%
Apple, Inc.
2.20%, 09/11/29 .................. 1,800 1,787,085
4.50%, 02/23/36 .................. 75 89,617
3.45%, 02/09/45 .................. 225 234,151
3.85%, 08/04/46 .................. 1,100 1,211,682
2.65%, 05/11/50 .................. 990 896,916
2.65%, 02/08/51 .................. 960 872,464
2.70%, 08/05/51 .................. 370 338,900
Dell International LLC, 6.02%, 06/15/26 .... 475 539,080
HP, Inc., 1.45%, 06/17/26 ............. 2,170 2,086,863
Xerox Corp., 4.80%, 03/01/35 .......... 391 363,239
8,419,997
Textiles, Apparel & Luxury Goods — 0.1%
BK LC Lux Finco1 SARL, 5.25%, 04/30/29
(d)
. EUR 381 428,214
Crocs, Inc.
(b)
4.25%, 03/15/29 .................. USD 1,279 1,177,064
4.13%, 08/15/31 .................. 1,688 1,506,540
European TopSoho SARL, Series SMCP,
4.00%, 09/21/21
(d)(f)(i)(l)
.............. EUR 1,300 1,256,305
G-III Apparel Group Ltd., 7.88%, 08/15/25
(b)
.. USD 800 844,000
Kontoor Brands, Inc., 4.13%, 11/15/29
(b)
.... 747 716,186
Levi Strauss & Co., 3.50%, 03/01/31
(b)
..... 846 816,779
Prime Bloom Holdings Ltd., 6.95%, 07/05/22
(d)(f)
(l)
.......................... 2,783 556,600
Under Armour, Inc., 3.25%, 06/15/26 ...... 400 393,400
William Carter Co. (The), 5.63%, 03/15/27
(b)
.. 2,360 2,416,050
Security
Par (000)
Par (000) Value
Textiles, Apparel & Luxury Goods (continued)
Wolverine World Wide, Inc., 4.00%, 08/15/29
(b)
USD 774 $ 743,524
10,854,662
Thrifts & Mortgage Finance — 0.2%
BPCE SA
(b)
2.38%, 01/14/25 .................. 845 845,861
(SOFR + 1.09%), 2.05%, 10/19/27
(a)
.... 1,340 1,299,614
Enact Holdings, Inc., 6.50%, 08/15/25
(b)
.... 4,916 5,202,013
Freedom Mortgage Corp.
(b)
8.25%, 04/15/25 .................. 650 650,110
7.63%, 05/01/26 .................. 335 319,925
6.63%, 01/15/27 .................. 275 255,420
Home Point Capital, Inc., 5.00%, 02/01/26
(b)
.. 1,427 1,237,922
Jerrold Finco plc
(d)
4.88%, 01/15/26 .................. GBP 317 425,295
5.25%, 01/15/27 .................. 947 1,272,028
Ladder Capital Finance Holdings LLLP
(b)
4.25%, 02/01/27 .................. USD 2,155 2,097,979
4.75%, 06/15/29 .................. 1,923 1,881,963
MGIC Investment Corp., 5.25%, 08/15/28 ... 1,182 1,221,952
Nationstar Mortgage Holdings, Inc.
(b)
6.00%, 01/15/27 .................. 3,541 3,673,363
5.50%, 08/15/28 .................. 1,235 1,207,163
5.13%, 12/15/30 .................. 3,945 3,700,134
5.75%, 11/15/31 .................. 2,049 1,981,362
Nationwide Building Society, (U.K. Government
Bonds 5 Year Note Generic Bid Yield +
5.39%), 5.87%
(a)(d)(k)
............... GBP 2,134 2,993,060
Nykredit Realkredit A/S, (EUR Swap Annual 5
Year + 4.57%), 4.13%
(a)(d)(k)
........... EUR 1,200 1,408,806
PennyMac Financial Services, Inc., 5.75%,
09/15/31
(b)
..................... USD 1,150 1,099,492
PHH Mortgage Corp., 7.88%, 03/15/26
(b)
.... 2,201 2,234,015
Radian Group, Inc.
6.63%, 03/15/25 .................. 1,135 1,223,530
4.88%, 03/15/27 .................. 1,400 1,449,000
Rocket Mortgage LLC, 2.88%, 10/15/26
(b)
... 785 746,508
38,426,515
Tobacco — 0.1%
Altria Group, Inc.
5.95%, 02/14/49 .................. 1,992 2,313,649
4.00%, 02/04/61 .................. 345 301,441
BAT Capital Corp.
3.46%, 09/06/29 .................. 1,350 1,363,167
4.39%, 08/15/37 .................. 675 682,117
3.73%, 09/25/40 .................. 420 377,957
4.54%, 08/15/47 .................. 688 669,130
4.76%, 09/06/49 .................. 165 165,162
Turning Point Brands, Inc., 5.63%, 02/15/26
(b)
1,280 1,273,600
Vector Group Ltd., 5.75%, 02/01/29
(b)
...... 5,120 4,731,802
11,878,025
Trading Companies & Distributors — 0.2%
Air Lease Corp.
2.88%, 01/15/26 .................. 2,985 3,010,798
1.88%, 08/15/26 .................. 1,880 1,802,194
Alta Equipment Group, Inc., 5.63%, 04/15/26
(b)
734 745,010
Aviation Capital Group LLC, 1.95%, 09/20/26
(b)
1,235 1,177,157
Beacon Roofing Supply, Inc., 4.13%, 05/15/29
(b)
1,313 1,253,521
BlueLinx Holdings, Inc., 6.00%, 11/15/29
(b)
... 4,361 4,306,487
Boise Cascade Co., 4.88%, 07/01/30
(b)
..... 850 884,000
Fortress Transportation & Infrastructure
Investors LLC
(b)
6.50%, 10/01/25 .................. 2,261 2,322,567
9.75%, 08/01/27 .................. 2,788 3,052,860
5.50%, 05/01/28 .................. 2,329 2,253,890

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Par (000)
Par (000) Value
Trading Companies & Distributors (continued)
Foundation Building Materials, Inc., 6.00%,
03/01/29
(b)
..................... USD 1,251 $ 1,207,453
H&E Equipment Services, Inc., 3.88%,
12/15/28
(b)
..................... 326 309,521
Herc Holdings, Inc., 5.50%, 07/15/27
(b)
..... 1,326 1,364,414
Imola Merger Corp., 4.75%, 05/15/29
(b)
..... 6,241 6,072,306
United Rentals North America, Inc.
5.50%, 05/15/27 .................. 3,386 3,502,224
4.88%, 01/15/28 .................. 635 653,990
5.25%, 01/15/30 .................. 6 6,300
3.88%, 02/15/31 .................. 130 126,587
3.75%, 01/15/32 .................. 390 376,204
WESCO Distribution, Inc.
(b)
7.13%, 06/15/25 .................. 3,198 3,348,946
7.25%, 06/15/28 .................. 5,881 6,307,372
44,083,801
Transportation Infrastructure — 0.0%
(d)
Abertis Infraestructuras Finance BV, (EUR
Swap Annual 5 Year + 3.69%), 3.25%
(a)(k)
.. EUR 600 672,385
Autostrade per l'Italia SpA
1.75%, 06/26/26 .................. 200 227,723
1.75%, 02/01/27 .................. 500 566,014
1.63%, 01/25/28 .................. 725 810,365
2.00%, 12/04/28 .................. 495 563,701
2.00%, 01/15/30 .................. 2,482 2,782,269
Getlink SE, 3.50%, 10/30/25 ........... 1,199 1,370,120
6,992,577
Water Utilities — 0.0%
Solaris Midstream Holdings LLC, 7.63%,
04/01/26
(b)
..................... USD 150 154,895
Thames Water Kemble Finance plc, 4.63%,
05/19/26
(d)
..................... GBP 1,089 1,478,277
1,633,172
Wireless Telecommunication Services — 0.6%
America Movil SAB de CV
3.63%, 04/22/29 .................. USD 1,300 1,368,900
4.38%, 04/22/49 .................. 250 286,181
Connect Finco SARL, 6.75%, 10/01/26
(b)
.... 13,145 13,624,530
Globe Telecom, Inc., (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
5.53%), 4.20%
(a)(d)(k)
............... 1,770 1,771,982
Hughes Satellite Systems Corp., 5.25%,
08/01/26 ...................... 300 319,500
Ligado Networks LLC, 0.00%, (0.00% Cash or
15.50% PIK), 11/01/23
(a)(b)(j)
.......... 2,923 2,062,162
Matterhorn Telecom SA, 4.00%, 11/15/27
(d)
.. EUR 1,100 1,233,645
Millicom International Cellular SA
(b)
5.13%, 01/15/28 .................. USD 5,040 5,096,070
4.50%, 04/27/31 .................. 3,715 3,600,671
Oi Movel SA, 8.75%, 07/30/26
(d)
......... 400 409,000
Rogers Communications, Inc.
4.30%, 02/15/48 .................. 77 81,338
4.35%, 05/01/49 .................. 181 192,844
3.70%, 11/15/49 .................. 240 232,730
SoftBank Group Corp.
(d)
2.13%, 07/06/24 .................. EUR 670 731,711
4.50%, 04/20/25 .................. 200 229,240
4.75%, 07/30/25 .................. 1,783 2,058,197
3.13%, 09/19/25 .................. 1,200 1,315,658
2.88%, 01/06/27 .................. 706 726,264
5.00%, 04/15/28 .................. 700 774,652
3.38%, 07/06/29 .................. 479 468,175
4.00%, 09/19/29 .................. 331 336,273
Sprint Communications, Inc., 6.00%, 11/15/22 USD 750 772,500
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
Sprint Corp.
7.88%, 09/15/23 .................. USD 2,785 $ 3,007,800
7.13%, 06/15/24 .................. 1,649 1,797,410
7.63%, 02/15/25 .................. 850 945,625
7.63%, 03/01/26 .................. 3,097 3,546,065
Telefonica Europe BV
(EUR Swap Annual 6 Year + 4.11%),
4.37%
(a)(d)(k)
.................... EUR 1,100 1,313,084
T-Mobile USA, Inc.
2.25%, 02/15/26 .................. USD 1,615 1,556,456
5.38%, 04/15/27 .................. 250 256,825
4.75%, 02/01/28 .................. 2,828 2,923,445
2.63%, 02/15/29 .................. 4,124 3,868,188
2.88%, 02/15/31 .................. 2,438 2,291,720
3.50%, 04/15/31 .................. 2,467 2,406,632
3.50%, 04/15/31
(b)
................. 2,764 2,696,365
2.70%, 03/15/32
(b)
................. 555 531,424
4.38%, 04/15/40 .................. 475 509,640
3.00%, 02/15/41 .................. 580 524,383
4.50%, 04/15/50 .................. 109 119,419
3.30%, 02/15/51 .................. 925 834,607
VEON Holdings BV
(b)
4.00%, 04/09/25 .................. 4,695 4,565,888
3.38%, 11/25/27 .................. 3,230 2,932,840
Vmed O2 UK Financing I plc
4.00%, 01/31/29
(d)
................. GBP 900 1,125,754
4.25%, 01/31/31
(b)
................. USD 493 456,616
4.50%, 07/15/31
(d)
................. GBP 1,204 1,535,868
4.75%, 07/15/31
(b)
................. USD 6,498 6,210,009
Vodafone Group plc
5.25%, 05/30/48 .................. 1,037 1,247,278
(EUR Swap Annual 5 Year + 3.43%), 4.20%,
10/03/78
(a)(d)
................... EUR 732 877,743
(USD Swap Semi 5 Year + 4.87%), 7.00%,
04/04/79
(a)
.................... USD 14,595 16,774,868
Series NC10, (EUR Swap Annual 5 Year +
3.23%), 3.00%, 08/27/80
(a)(d)
........ EUR 400 436,011
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.45%),
3.25%, 06/04/81
(a)
............... USD 7,145 6,805,612
VTR Comunicaciones SpA, 4.38%, 04/15/29
(b)
2,505 2,427,846
112,217,644
Total Corporate Bonds — 30.2%
(Cost: $5,584,626,282) ............................ 5,397,252,689
Equity-Linked Notes — 10.1%
Air Freight & Logistics — 0.1%
Barclays Bank plc (United Parcel Service, Inc.),
11.70%, 02/03/22 ................. 28 5,699,065
BNP Paribas SA (FedEx Corp.),
14.85%, 02/07/22 ................. 15 3,606,992
9,306,057
Automobiles — 0.1%
BNP Paribas SA (General Motors Co.),
19.52%, 02/02/22 ................. 77 4,058,309
Societe Generale SA (Ford Motor Co.),
19.03%, 02/02/22 ................. 1,221 22,593,322
26,651,631
Banks — 0.6%
Barclays Bank plc (Citigroup, Inc.),
20.39%, 03/03/22 ................. 144 9,392,089
Barclays Bank plc (JPMorgan Chase & Co.),
10.60%, 03/03/22 ................. 120 18,027,527

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Par (000)
Par (000) Value
Banks (continued)
BNP Paribas SA (First Republic Bank),
16.17%, 03/03/22 ................. USD 19 $ 3,263,919
BNP Paribas SA (Signature Bank),
24.67%, 03/07/22 ................. 10 3,179,010
BNP Paribas SA (Truist Financial Corp.),
16.39%, 03/07/22 ................. 87 5,531,168
BNP Paribas SA (Wells Fargo & Co.),
20.79%, 03/03/22 ................. 206 11,204,314
Royal Bank of Canada (Bank of America Corp.),
14.12%, 03/04/22
(b)
................ 729 33,758,837
Royal Bank of Canada (Wells Fargo & Co.),
14.54%, 03/08/22
(b)
................ 385 20,706,245
Societe Generale SA (Citizens Financial Group,
Inc.), 20.82%, 03/08/22 .............. 66 3,430,681
Societe Generale SA (KeyCorp),
19.86%, 03/08/22 ................. 92 2,312,403
110,806,193
Beverages — 0.1%
BNP Paribas SA (Molson Coors Beverage Co.),
12.58%, 02/24/22 ................. 111 5,304,425
JPMorgan Structured Products BV (Coca-Cola
Co. (The)), 5.81%, 02/11/22
(b)(d)
........ 142 8,536,742
13,841,167
Biotechnology — 0.1%
(b)
JPMorgan Structured Products BV (AbbVie,
Inc.), 15.19%, 02/03/22
(d)
............ 59 7,590,189
Royal Bank of Canada (AbbVie, Inc.),
19.82%, 02/03/22 ................. 45 6,157,522
13,747,711
Building Products — 0.0%
Credit Suisse AG (Owens Corning),
16.50%, 02/17/22 ................. 40 3,511,924
Capital Markets — 0.4%
Barclays Bank plc (Ameriprise Financial, Inc.),
15.31%, 04/27/22 ................. 15 4,694,842
BNP Paribas SA (Goldman Sachs Group, Inc.
(The)), 17.96%, 03/07/22 ............ 24 8,379,477
BNP Paribas SA (Interactive Brokers Group,
Inc.), 16.98%, 03/08/22 .............. 48 3,285,004
BNP Paribas SA (S&P Global, Inc.),
10.33%, 02/08/22
(b)
................ 47 19,540,921
Royal Bank of Canada (Morgan Stanley),
20.72%, 03/04/22
(b)
................ 282 28,103,132
Royal Bank of Canada (Raymond James
Financial, Inc.), 15.53%, 04/22/22
(b)
..... 23 2,372,265
Societe Generale SA (S&P Global, Inc.),
9.07%, 02/09/22 .................. 10 4,110,720
70,486,361
Chemicals — 0.1%
JPMorgan Structured Products BV (Dow, Inc.),
15.64%, 04/21/22
(b)(d)
............... 142 8,470,786
JPMorgan Structured Products BV (DuPont de
Nemours, Inc.), 12.91%, 02/09/22
(b)(d)
.... 29 2,207,885
Societe Generale SA (Ecolab, Inc.),
7.63%, 02/16/22 .................. 26 4,875,946
Societe Generale SA (Mosaic Co. (The)),
22.60%, 02/17/22 ................. 89 3,571,014
19,125,631
Security
Par (000)
Par (000) Value
Communications Equipment — 0.2%
Royal Bank of Canada (Cisco Systems, Inc.),
8.77%, 02/16/22
(b)
................. USD 338 $ 18,895,107
Societe Generale SA (Juniper Networks, Inc.),
17.26%, 03/14/22 ................. 295 9,902,531
28,797,638
Construction Materials — 0.1%
Barclays Bank plc (Martin Marietta Materials,
Inc.), 11.15%, 02/09/22 .............. 5 2,100,283
Royal Bank of Canada (Martin Marietta
Materials, Inc.), 11.39%, 02/07/22
(b)
..... 23 9,039,005
11,139,288
Consumer Finance — 0.1%
BNP Paribas SA (American Express Co.),
13.41%, 04/21/22 ................. 54 9,655,125
Royal Bank of Canada (Ally Financial, Inc.),
16.38%, 04/18/22
(b)
................ 120 5,795,953
15,451,078
Distributors — 0.0%
BNP Paribas SA (Pool Corp.),
22.83%, 02/14/22 ................. 5 2,255,005
Diversified Consumer Services — 0.7%
Barclays Bank plc (Russell 2000 Index)
8.06%, 03/11/22 .................. 18 35,874,702
9.70%, 03/23/22 .................. 16 33,389,496
Credit Suisse AG (Russell 2000 Index),
8.05%, 02/22/22 .................. 14 28,041,699
Goldman Sachs International (Russell 2000
Index), 8.77%, 02/03/22 ............. 12 23,675,150
120,981,047
Diversified Financial Services — 0.3%
Barclays Bank plc (American Century Mid Cap
Growth Impact ETF), 8.19%, 03/28/22 .... 11 28,367,259
BNP Paribas SA (Berkshire Hathaway),
5.72%, 02/28/22
(b)
................. 107 31,408,850
59,776,109
Diversified Telecommunication Services — 0.2%
Barclays Bank plc (AT&T, Inc.),
18.83%, 04/21/22 ................. 526 13,137,487
JPMorgan Structured Products BV (AT&T, Inc.),
15.38%, 03/08/22
(b)(d)
............... 786 20,325,534
Toronto-Dominion Bank (The) (AT&T, Inc.),
15.06%, 02/17/22 ................. 145 3,675,148
37,138,169
Electronic Equipment, Instruments & Components — 0.1%
BNP Paribas SA (Flex Ltd.), 21.69%, 02/25/22 138 2,254,924
BNP Paribas SA (Zebra Technologies Corp.),
14.70%, 02/11/22 ................. 4 2,023,407
Goldman Sachs International (Flex Ltd.),
17.14%, 02/02/22 ................. 176 2,845,665
Merrill Lynch International & Co. (Flex Ltd.),
17.07%, 05/05/22 ................. 294 4,657,247
Royal Bank of Canada (Corning, Inc.),
12.74%, 04/27/22
(b)
................ 58 2,381,304
Royal Bank of Canada (Zebra Technologies
Corp.), 15.16%, 02/11/22
(b)
........... 4 2,114,620
16,277,167
Equity Real Estate Investment Trusts (REITs) — 0.3%
BNP Paribas SA (Invitation Homes, Inc.),
13.60%, 02/16/22 ................. 84 3,515,785
Goldman Sachs International (VICI Properties,
Inc.), 11.96%, 02/02/22 .............. 340 9,747,358

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Par (000)
Par (000) Value
Equity Real Estate Investment Trusts (REITs) (continued)
JPMorgan Structured Products BV (Prologis,
Inc.), 11.64%, 04/14/22
(b)(d)
........... USD 134 $ 20,923,626
Royal Bank of Canada (American Tower Corp.),
9.83%, 02/24/22
(b)
................. 104 26,203,466
60,390,235
Food & Staples Retailing — 0.1%
Bank of Montreal (Kroger Co. (The)),
16.86%, 03/04/22 ................. 55 2,350,723
Royal Bank of Canada (Walmart, Inc.),
5.39%, 02/18/22
(b)
................. 82 11,429,142
13,779,865
Food Products — 0.1%
BNP Paribas SA (Archer-Daniels-Midland Co.),
11.50%, 04/27/22 ................. 85 6,145,123
JPMorgan Structured Products BV (Kraft Heinz
Co. (The)), 10.51%, 02/11/22
(b)(d)
....... 132 4,738,712
Royal Bank of Canada (Mondelez International,
Inc.), 7.92%, 04/28/22
(b)
............. 70 4,663,762
15,547,597
Health Care Equipment & Supplies — 0.2%
Barclays Bank plc (Medtronic PLC),
11.66%, 02/25/22 ................. 34 3,512,991
BNP Paribas SA (Stryker Corp.),
14.11%, 02/25/22 ................. 14 3,390,701
Credit Suisse AG (Boston Scientific Corp.),
13.40%, 02/03/22 ................. 88 3,717,691
JPMorgan Structured Products BV (Abbott
Laboratories), 11.22%, 04/20/22
(b)(d)
..... 116 14,369,860
Societe Generale SA (Align Technology, Inc.),
13.67%, 02/02/22 ................. 30 14,994,619
39,985,862
Health Care Providers & Services — 0.4%
Barclays Bank plc (Anthem, Inc.),
13.65%, 04/21/22 ................. 24 10,646,035
BNP Paribas SA (CVS Health Corp.),
17.34%, 02/25/22 ................. 34 3,616,354
BNP Paribas SA (Laboratory Corp. of America
Holdings), 17.89%, 02/11/22 .......... 12 3,160,617
BNP Paribas SA (McKesson Corp.),
15.18%, 02/01/22 ................. 11 2,505,358
Royal Bank of Canada (Aneka Tambang Tbk),
13.82%, 02/17/22
(b)
................ 8 3,581,982
Royal Bank of Canada (UnitedHealth Group,
Inc.), 10.93%, 03/04/22
(b)
............ 79 37,039,580
Societe Generale SA (Laboratory Corp of
America Holdings), 17.65%, 02/11/22 .... 8 2,240,082
62,790,008
Hotels, Restaurants & Leisure — 0.1%
BNP Paribas SA (Booking Holdings, Inc.),
11.08%, 02/24/22 ................. 2 5,879,678
BNP Paribas SA (Wendy's Co. (The)),
16.54%, 03/03/22 ................. 109 2,460,124
BNP Paribas SA (Yum! Brands, Inc.),
8.11%, 02/07/22 .................. 18 2,261,305
Credit Suisse AG (Papa John's International,
Inc.), 17.10%, 02/25/22 .............. 29 3,535,931
JPMorgan Structured Products BV (Las Vegas
Sands Corp.), 18.99%, 04/21/22
(b)(d)
..... 109 4,717,259
Societe Generale SA (Domino's Pizza, Inc.)
14.18%, 02/24/22 ................. 7 3,055,178
13.54%, 02/25/22 ................. 7 3,257,780
25,167,255
Security
Par (000)
Par (000) Value
Household Durables — 0.1%
BNP Paribas SA (Tempur Sealy International,
Inc.), 20.31%, 02/10/22 .............. USD 80 $ 3,191,010
Royal Bank of Canada (Netwealth Group Ltd.),
12.24%, 02/14/22
(b)
................ 109 2,437,955
Royal Bank of Canada (Toll Brothers, Inc.),
17.70%, 02/24/22
(b)
................ 140 8,360,242
13,989,207
Household Products — 0.3%
Royal Bank of Canada (Procter & Gamble Co.
(The)), 9.93%, 03/04/22
(b)
............ 209 33,650,432
Societe Generale SA (Colgate-Palmolive Co.),
9.10%, 03/14/22 .................. 281 23,286,120
56,936,552
Insurance — 0.0%
BNP Paribas SA (MetLife, Inc.),
12.84%, 02/03/22 ................. 78 5,018,309
Interactive Media & Services — 0.5%
JPMorgan Structured Products BV (Meta
Platforms, Inc.), 13.91%, 03/25/22
(b)(d)
.... 89 27,784,537
Royal Bank of Canada (Alphabet, Inc.),
12.64%, 02/03/22
(b)
................ 9 24,369,188
Societe Generale SA (Alphabet, Inc.),
12.70%, 02/02/22 ................. 10 28,354,054
80,507,779
Internet & Direct Marketing Retail — 0.3%
Credit Suisse AG (Amazon.com, Inc.),
14.40%, 03/04/22 ................. 7 21,517,822
Societe Generale SA (Amazon.com, Inc.),
15.70%, 02/02/22 ................. 10 31,348,840
52,866,662
IT Services — 0.6%
Barclays Bank plc (Akamai Technologies, Inc.),
10.46%, 02/16/22 ................. 73 8,296,300
Barclays Bank plc (Fidelity National Information
Services, Inc.), 18.89%, 02/09/22 ....... 50 6,004,951
Barclays Bank plc (Global Payments, Inc.),
19.69%, 02/09/22 ................. 40 5,942,598
Barclays Bank plc (Mastercard, Inc.),
%, 03/14/22 ..................... 71 27,167,829
Barclays Bank plc (Visa, Inc.), 9.09%, 03/14/22 130 29,416,515
BNP Paribas SA (Global Payments, Inc.),
16.64%, 02/07/22 ................. 47 6,448,505
Credit Suisse AG (Gartner, Inc.),
16.30%, 02/10/22 ................. 11 3,363,714
JPMorgan Structured Products BV (Mastercard,
Inc.), 14.11%, 04/29/22
(b)(d)
........... 27 9,944,702
Royal Bank of Canada (Block, Inc.),
19.97%, 02/24/22
(b)
................ 10 1,315,437
Royal Bank of Canada (Fidelity
National Information Services, Inc.),
12.29%, 02/17/22
(b)
................ 20 2,440,282
Royal Bank of Canada (Fiserv, Inc.),
11.33%, 02/17/22
(b)
................ 24 2,459,693
Royal Bank of Canada (International Business
Machines Corp.), 12.28%, 04/20/22
(b)
.... 26 3,451,535
Toronto-Dominion Bank (The) (PayPal
Holdings, Inc.), 16.07%, 02/17/22 ....... 45 7,832,215
114,084,276

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Par (000)
Par (000) Value
Life Sciences Tools & Services — 0.1%
BNP Paribas SA (Charles River Laboratories
International, Inc.), 22.55%, 02/17/22 .... USD 7 $ 2,241,570
Royal Bank of Canada (Danaher Corp.),
18.43%, 03/11/22
(b)
................ 35 9,699,628
11,941,198
Machinery — 0.3%
BNP Paribas SA (Caterpillar, Inc.),
16.28%, 02/02/22 ................. 49 9,805,933
BNP Paribas SA (PACCAR, Inc.),
12.89%, 04/27/22 ................. 25 2,299,941
Credit Suisse AG (Deere & Co.),
16.40%, 02/18/22 ................. 21 7,514,634
JPMorgan Structured Products BV (Cummins,
Inc.), 8.26%, 02/03/22
(b)(d)
............ 10 2,282,455
Royal Bank of Canada (Otis Worldwide Corp.),
8.13%, 02/01/22
(b)
................. 69 5,672,634
Societe Generale SA (Caterpillar, Inc.),
9.35%, 03/14/22 .................. 146 29,163,762
56,739,359
Media — 0.2%
Royal Bank of Canada (Comcast Corp.),
13.63%, 04/29/22
(b)
................ 120 5,916,344
Societe Generale SA (Charter Communications,
Inc.), 14.46%, 03/14/22 .............. 39 23,223,725
UBS AG (Omnicom Group, Inc.),
14.10%, 02/18/22 ................. 66 4,910,215
34,050,284
Multiline Retail — 0.1%
BNP Paribas SA (Kohl's Corp.),
21.15%, 03/03/22 ................. 48 2,567,203
JPMorgan Structured Products BV (Dollar
General Corp.), 10.13%, 03/18/22
(b)(d)
.... 11 2,278,530
Royal Bank of Canada (Kohl's Corp.),
18.25%, 03/02/22
(b)
................ 73 3,934,668
Societe Generale SA (Target Corp.),
14.52%, 03/02/22 ................. 36 8,033,505
16,813,906
Oil, Gas & Consumable Fuels — 0.4%
BNP Paribas SA (ConocoPhillips),
14.64%, 02/01/22
(b)
................ 226 17,618,719
BNP Paribas SA (Exxon Mobil Corp.),
11.71%, 02/01/22
(b)
................ 255 17,395,778
BNP Paribas SA (Williams Cos., Inc. (The)),
15.22%, 02/24/22
(b)
................ 87 2,498,881
Societe Generale SA (Chevron Corp.),
19.97%, 03/14/22 ................. 269 35,009,605
72,522,983
Personal Products — 0.0%
Barclays Bank plc (Estee Lauder Cos. Inc.
(The)), 12.37%, 02/04/22 ............ 7 2,069,955
Pharmaceuticals — 0.2%
BNP Paribas SA (Johnson & Johnson),
9.97%, 02/25/22 .................. 55 9,434,094
JPMorgan Structured Products BV (Merck
KGaA), 17.62%, 02/03/22
(b)(d)
.......... 82 6,344,012
Merrill Lynch International & Co. (Bristol-Myers
Squibb Co.), 10.35%, 02/17/22 ........ 60 3,791,439
Merrill Lynch International & Co. (Pfizer, Inc.),
23.43%, 02/03/22 ................. 115 6,090,841
Royal Bank of Canada (Johnson & Johnson),
8.65%, 04/20/22
(b)
................. 104 17,829,306
43,489,692
Security
Par (000)
Par (000) Value
Professional Services — 0.0%
Societe Generale SA (Equifax, Inc.),
26.58%, 02/11/22 ................. USD 9 $ 2,181,611
Road & Rail — 0.3%
Barclays Bank plc (Ryder System, Inc.),
15.82%, 02/17/22 ................. 44 3,187,290
JPMorgan Structured Products BV (Union
Pacific Corp.), 10.14%, 04/14/22
(b)(d)
..... 83 20,401,415
Royal Bank of Canada (Norfolk Southern
Corp.), 11.28%, 04/28/22
(b)
........... 17 4,663,983
Royal Bank of Canada (Union Pacific Corp.),
12.09%, 03/08/22
(b)
................ 39 9,461,480
Royal Bank of Canada (XPO Logistics, Inc.),
11.91%, 02/07/22
(b)
................ 98 6,487,908
Societe Generale SA (JB Hunt Transport
Services, Inc.), 12.37%, 03/04/22 ....... 40 7,845,873
52,047,949
Semiconductors & Semiconductor Equipment — 0.5%
Bank of Montreal (Texas Instruments, Inc.),
18.88%, 02/25/22 ................. 26 4,751,328
BNP Paribas SA (NVIDIA Corp.),
25.18%, 02/24/22 ................. 44 11,007,184
Credit Suisse AG (Applied Materials, Inc.),
14.65%, 02/11/22 ................. 186 25,803,230
Nomura Holdings, Inc. (KLA Corp.),
15.91%, 02/02/22 ................. 54 20,142,303
Royal Bank of Canada (Intel Corp.),
13.67%, 03/08/22
(b)
................ 381 18,770,297
Societe Generale SA (KLA Corp.),
18.12%, 03/14/22 ................. 32 11,797,236
92,271,578
Software — 0.5%
BNP Paribas SA (Adobe, Inc.),
15.25%, 03/23/22 ................. 9 4,861,527
BNP Paribas SA (Oracle Corp.),
13.34%, 03/10/22 ................. 53 4,381,999
BNP Paribas SA (salesforce.com, Inc.),
18.28%, 02/25/22 ................. 21 4,870,985
JPMorgan Structured Products BV (Microsoft
Corp.), 10.88%, 03/25/22
(b)(d)
.......... 185 57,215,129
Royal Bank of Canada (Microsoft Corp.),
10.25%, 02/17/22
(b)
................ 36 11,157,415
Societe Generale SA (Citrix Systems, Inc.),
9.26%, 03/04/22 .................. 130 13,302,967
95,790,022
Specialty Retail — 0.4%
Bank of Montreal (AutoZone, Inc.),
10.99%, 03/02/22 ................. 2 4,672,686
Bank of Montreal (Signet Jewelers Ltd.),
29.73%, 03/18/22 ................. 41 3,471,769
Bank of Montreal (Ulta Beauty, Inc.),
18.43%, 03/09/22 ................. 12 4,288,730
Barclays Bank plc (Advance Auto Parts, Inc.),
12.89%, 02/16/22 ................. 15 3,412,484
BNP Paribas SA (Best Buy Co., Inc.),
14.49%, 02/24/22 ................. 201 20,006,688
BNP Paribas SA (Home Depot, Inc. (The)),
7.14%, 02/23/22 .................. 31 11,279,471
BNP Paribas SA (O'Reilly Automotive, Inc.),
13.50%, 02/10/22 ................. 5 3,449,959
JPMorgan Structured Products BV (Williams-
Sonoma, Inc.), 21.18%, 03/18/22
(b)(d)
..... 23 3,513,248
Royal Bank of Canada (Advance Auto Parts,
Inc.), 13.80%, 02/17/22
(b)
............ 15 3,386,974

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
Royal Bank of Canada (AutoNation, Inc.),
19.16%, 02/16/22
(b)
................ USD 31 $ 3,411,960
Royal Bank of Canada (TJX Cos., Inc. (The)),
15.17%, 02/24/22
(b)
................ 81 5,807,532
66,701,501
Technology Hardware, Storage & Peripherals — 0.6%
Bank of Montreal (Apple, Inc.),
17.51%, 02/25/22 ................. 70 12,096,170
JPMorgan Structured Products BV (Apple, Inc.)
12.29%, 03/08/22
(b)(d)
............... 238 41,518,608
9.20%, 03/25/22
(b)(d)
................ 170 29,106,969
JPMorgan Structured Products BV
(Seagate Technology Holdings PLC),
21.92%, 04/22/22
(b)(d)
............... 44 4,680,836
Toronto-Dominion Bank (The) (Apple, Inc.),
11.94%, 02/17/22 ................. 80 12,668,593
100,071,176
Textiles, Apparel & Luxury Goods — 0.1%
Barclays Bank plc (Lululemon Athletica, Inc.),
12.25%, 03/31/22 ................. 10 3,246,701
BNP Paribas SA (Ralph Lauren Corp.),
17.83%, 02/01/22
(b)
................ 76 8,309,198
Credit Suisse AG (Tapestry, Inc.),
16.80%, 02/11/22 ................. 85 3,243,968
Goldman Sachs International (Deckers Outdoor
Corp.), 15.65%, 02/04/22 ............ 7 2,140,208
Goldman Sachs International (Skechers USA,
Inc.), 20.01%, 02/04/22 .............. 57 2,398,845
19,338,920
Trading Companies & Distributors — 0.1%
Royal Bank of Canada (United Rentals, Inc.),
19.83%, 04/28/22
(b)
................ 8 2,393,472
Societe Generale SA (Fastenal Co.),
16.32%, 03/04/22 ................. 196 11,184,268
Societe Generale SA (United Rentals, Inc.),
13.06%, 02/02/22 ................. 41 13,163,017
26,740,757
Wireless Telecommunication Services — 0.1%
Merrill Lynch International & Co. (T-Mobile US,
Inc.), 8.09%, 02/07/22 .............. 166 18,017,086
Total Equity-Linked Notes — 10.1%
(Cost: $1,857,027,599) ............................ 1,811,143,760
Floating Rate Loan Interests — 7.7%
Aerospace & Defense — 0.3%
(a)
Atlas CC Acquisition Corp., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 4.25%),
5.00%
,
 05/25/28 .................. 9,450 9,483,536
Atlas CC Acquisition Corp., 1st Lien Term
Loan C, (LIBOR USD 3 Month + 4.25%),
5.00%
,
 05/25/28 .................. 1,922 1,928,855
Cobham Ultra US Co., Term Loan, 11/17/28
(o)
. 605 603,300
Dynasty Acquisition Co., Inc., Term Loan
B1, (LIBOR USD 3 Month + 3.50%),
3.72%
,
 04/06/26 .................. 5,358 5,236,970
Dynasty Acquisition Co., Inc., Term Loan
B2, (LIBOR USD 3 Month + 3.50%),
3.72%
,
 04/06/26 .................. 2,881 2,815,576
Peraton Corp., 1st Lien Term Loan B, (LIBOR
USD 1 Month + 3.75%), 4.50%
,
 02/01/28 . 15,062 15,036,805
Peraton Corp., 2nd Lien Term Loan B1, (LIBOR
USD 1 Month + 7.75%), 8.50%
,
 02/01/29 . 3,740 3,811,285
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
Sequa Mezzanine Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 6.75%),
7.75%
,
 11/28/23 .................. USD 1,965 $ 1,977,444
TransDigm, Inc., Term Loan F, (LIBOR USD 1
Month + 2.25%), 2.36%
,
 12/09/25 ...... 4,703 4,650,620
TransDigm, Inc., Term Loan G, (LIBOR USD 1
Month + 2.25%), 2.36%
,
 08/22/24 ...... 4,349 4,308,403
49,852,794
Air Freight & Logistics — 0.0%
AIT Worldwide Logistics Holdings, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month + 4.75%),
5.50%
,
 04/06/28
(a)
................. 509 508,410
Airlines — 0.1%
(a)
AAdvantage Loyality IP Ltd., Term Loan,
04/20/28
(o)
...................... 3,908 4,050,783
Air Canada, Term Loan, (LIBOR USD 3 Month
+ 3.50%), 4.25%
,
 08/11/28 ........... 4,091 4,099,109
American Airlines, Inc., Term Loan, 01/29/27
(o)
818 788,629
American Airlines, Inc., Term Loan B, (LIBOR
USD 1 Month + 2.00%), 2.11%
,
 12/15/23 .. 4,585 4,530,059
Kestrel Bidco, Inc., Term Loan, (LIBOR USD 3
Month + 3.00%), 4.00%
,
 12/11/26 ....... 3,611 3,520,838
United AirLines, Inc., Term Loan B, (LIBOR
USD 3 Month + 3.75%), 4.50%
,
 04/21/28 . 4,503 4,501,081
21,490,499
Auto Components — 0.1%
(a)
Adient US LLC, Term Loan B1, (LIBOR USD 1
Month + 3.50%), 3.61%
,
 04/10/28 ...... 931 930,742
Clarios Global LP, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.36%
,
 04/30/26 . 8,529 8,479,462
Truck Hero, Inc., Term Loan, (LIBOR USD 1
Month + 3.25%), 4.00%
,
 01/31/28 ...... 5,663 5,645,196
Wand Newco 3, Inc., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 3.00%),
3.18%
,
 02/05/26 .................. 5,718 5,627,423
20,682,823
Automobiles — 0.0%
Dealer Tire LLC, Term Loan B1, (LIBOR USD 1
Month + 4.25%), 4.36%
,
 01/01/38
(a)
..... 7,554 7,556,727
Banks — 0.1%
CML Hyatt Lost Pines, Term Loan, (LIBOR USD
1 Month + 0.04%), 3.54%
,
 01/01/28
(a)(c)
... 10,600 10,547,000
Building Products — 0.1%
(a)
Cornerstone Building Brands, Inc., Term
Loan B, (LIBOR USD 1 Month + 3.25%),
3.75%
,
 04/12/28 .................. 566 564,114
CP Atlas Buyer, Inc., Term Loan B, (LIBOR
USD 3 Month + 3.75%), 4.25%
,
 11/23/27 .. 9,769 9,724,849
CP Iris Holdco I, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
4.25%
,
 10/02/28 .................. 801 799,329
CP Iris Holdco I, Inc., Delayed Draw 1st Lien
Term Loan, 10/02/28
(o)
.............. 160 159,878
CPG International LLC, Term Loan, (LIBOR
USD 3 Month + 2.50%), 3.25%
,
 05/05/24 . 1,424 1,422,371
Jeld-Wen, Inc., Term Loan, (LIBOR USD 1
Month + 2.25%), 2.36%
,
 07/28/28 ...... 1,326 1,324,370
MI Windows & Doors LLC, Term Loan B1,
0.00%
,
 12/18/27 .................. 418 417,593

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Par (000)
Par (000) Value
Building Products (continued)
Wilsonart LLC, Term Loan E, (LIBOR USD 3
Month + 3.50%), 4.50%
,
 12/31/26 ...... USD 7,553 $ 7,533,081
21,945,585
Capital Markets — 0.1%
(a)
Azalea TopCo, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 3.75%), 4.50%
,
 07/24/26 . 789 789,934
CML Paradise Plaza, Term Loan, (LIBOR USD
3 Month + 0.04%), 3.75%
,
 01/01/28
(c)
.... 10,900 10,900,000
Cogeco Communications Finance LP, Term
Loan B, (LIBOR USD 1 Month + 2.50%),
3.00%
,
 09/01/28 .................. 5,096 5,081,120
Focus Financial Partners LLC, Delayed Draw
Term Loan, (LIBOR USD 1 Month + 2.50%),
3.00%
,
 06/30/28 .................. 464 462,292
Focus Financial Partners LLC, Term Loan
B4, (LIBOR USD 1 Month + 2.50%),
3.00%
,
 06/30/28 .................. 2,008 1,998,259
Greenhill & Co., Inc., Term Loan, (LIBOR USD
1 Month + 3.25%), 3.36%
,
 04/12/24 ..... 1,275 1,271,669
20,503,274
Chemicals — 0.3%
(a)
Alpha 3 BV, Term Loan, (LIBOR USD 1 Month +
2.50%), 3.00%
,
 03/18/28 ............ 5,701 5,688,123
ARC Falcon I, Inc., Delayed Draw Term Loan,
09/30/28
(o)
...................... 165 165,001
ARC Falcon I, Inc., Term Loan, (LIBOR USD 1
Month + 3.75%), 4.25%
,
 09/30/28 ...... 1,132 1,130,254
Aruba Investments Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 3 Month + 3.75%),
4.50%
,
 11/24/27 .................. 953 952,812
Ascend Performance Materials Operations LLC,
Term Loan, (LIBOR USD 3 Month + 4.75%),
5.50%
,
 08/27/26 .................. 5,027 5,043,462
Axalta Coating Systems Dutch Holding B BV,
Term Loan B3, (LIBOR USD 3 Month +
1.75%), 1.97%
,
 06/01/24 ............ 2,381 2,372,951
CPC Acquisition Corp., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.75%),
4.50%
,
 12/29/27 .................. 868 859,753
Ecovyst Catalyst Technologies LLC, Term
Loan, (LIBOR USD 3 Month + 2.75%),
3.25%
,
 06/09/28 .................. 2,624 2,622,188
Element Solutions, Inc., Term Loan B1, (LIBOR
USD 1 Month + 2.00%), 2.11%
,
 01/31/26 .. 2,226 2,221,721
Greenrock Finance, Inc., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 3.50%),
4.50%
,
 06/28/24 .................. 782 779,895
Herens Holdco SARL, Facility Term Loan B
+ 0.00%), 0.00%, 07/03/28 ........... 423 422,670
(LIBOR USD 6 Month + 4.00%),
4.75%, 07/03/28 ................ 2,273 2,270,103
Lummus Technology Holdings V LLC, Term
Loan B, (LIBOR USD 1 Month + 3.50%),
3.61%
,
 06/30/27 .................. 4,672 4,651,672
Messer Industries GmbH, Term Loan
B1, (LIBOR USD 3 Month + 2.50%),
2.72%
,
 01/01/38 .................. 6,694 6,641,880
Momentive Performance Materials, Inc., 1st
Lien Term Loan, (LIBOR USD 1 Month +
3.25%), 3.36%
,
 05/15/24 ............ 5,710 5,705,526
Security
Par (000)
Par (000) Value
Chemicals (continued)
Oxea Holding Vier GmbH, Term Loan
B2, (LIBOR USD 1 Month + 3.25%),
3.38%
,
 10/14/24 .................. USD 5,312 $ 5,294,473
Sparta US HoldCo LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
4.25%
,
 08/02/28 .................. 1,445 1,443,194
WR Grace Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 3.75%), 4.25%
,
 09/22/28 . 869 869,000
49,134,678
Commercial Services & Supplies — 0.3%
(a)
Allied Universal Holdco LLC, Term Loan,
(LIBOR USD 3 Month + 3.75%),
4.25%
,
 05/12/28 .................. 7,574 7,549,779
Asplundh Tree Expert LLC, Term Loan, (LIBOR
USD 1 Month + 1.75%), 1.86%
,
 09/07/27 . 2,711 2,692,987
Brand Energy & Infrastructure Services, Inc.,
Term Loan, 06/21/24
(o)
.............. 10,721 10,495,844
Covanta Holding Corp., Term Loan B,
11/30/28
(o)
...................... 1,900 1,898,722
Covanta Holding Corp., Term Loan C,
11/30/28
(o)
...................... 142 142,226
KAR Auction Services, Inc., Term Loan B6,
09/19/26
(c)(o)
..................... 1,193 1,175,104
LABL, Inc., Term Loan, (LIBOR USD 3 Month +
5.00%), 5.50%
,
 10/29/28 ............ 2,082 2,093,055
Prime Security Services Borrower LLC, 1st
Lien Term Loan B1, (LIBOR USD 3 Month +
2.75%), 3.50%
,
 09/23/26 ............ 2,743 2,733,402
Spring Education Group, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 0.04%),
4.47%
,
 07/30/25 .................. 2,812 2,741,305
Tempo Acquisition LLC, Term Loan
(LIBOR USD 1 Month + 2.75%),
2.86%, 05/01/24 ................ 1,289 1,290,381
(LIBOR USD 1 Month + 2.75%),
2.86%, 05/01/24 ................ 9,001 9,015,784
TruGreen Ltd., Partnership, 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.00%),
4.75%
,
 11/02/27 .................. 1,400 1,400,710
Viad Corp., Term Loan, (LIBOR USD 3 Month +
5.00%), 5.50%
,
 07/30/28 ............ 1,551 1,543,838
44,773,137
Construction & Engineering — 0.1%
(a)
Pike Corp., Term Loan, (LIBOR USD 1 Month +
3.00%), 3.11%
,
 01/21/28 ............. 6,021 6,001,748
SRS Distribution, Inc., Term Loan, (LIBOR USD
3 Month + 3.75%), 4.25% - 4.27%
,
 06/02/28 5,536 5,527,912
USIC Holdings, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 3.50%),
4.25%
,
 05/12/28 .................. 3,801 3,788,084
15,317,744
Construction Materials — 0.1%
(a)
American Builders & Contractors Supply Co.,
Inc., Term Loan, (LIBOR USD 1 Month +
2.00%), 2.11%
,
 01/15/27 ............. 3,520 3,500,705
Forterra Finance LLC, Term Loan, (LIBOR USD
1 Month + 3.00%), 4.00%
,
 10/25/23 ..... 1,925 1,922,364
Foundation Building Materials, Inc., 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.25%),
3.75%
,
 01/31/28 .................. 4,484 4,457,256
Standard Industries, Inc., Term Loan, (LIBOR
USD 3 Month + 2.50%), 3.00%
,
 09/22/28 . 2,620 2,620,270

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Par (000)
Par (000) Value
Construction Materials (continued)
TAMKO Building Products LLC, Term Loan,
(LIBOR USD 1 Month + 3.00%), 3.11% -
3.30%
,
 05/29/26 .................. USD 856 $ 850,529
13,351,124
Containers & Packaging — 0.2%
(a)
Charter Next Generation, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
4.50%
,
 12/01/27 .................. 11,486 11,495,243
Flex Acquisition Co., Inc., Term Loan, (LIBOR
USD 3 Month + 3.50%), 4.00%
,
 03/02/28 . 3,804 3,795,625
Mauser Packaging Solutions Holding Co.,
Term Loan, (LIBOR USD 1 Month + 3.25%),
3.36%
,
 04/03/24 .................. 6,622 6,554,913
Pactiv Evergreen, Inc., Term Loan B2, (LIBOR
USD 1 Month + 3.25%), 3.36%
,
 02/05/26 . 1,006 998,135
Tosca Services LLC, Term Loan, (LIBOR USD 1
Month + 3.50%), 4.25%
,
 08/18/27 ...... 3,263 3,255,118
Trident TPI Holdings, Inc., Delayed Draw Term
Loan B3, 09/15/28
(o)
................ 68 68,516
Trident TPI Holdings, Inc., Term Loan
B3, (LIBOR USD 3 Month + 4.00%),
4.50%
,
 09/15/28 .................. 1,198 1,198,605
27,366,155
Distributors — 0.0%
PAI Holdco, Inc., 1st Lien Term Loan B, (LIBOR
USD 3 Month + 3.50%), 4.25%
,
 10/28/27
(a)
1,341 1,337,515
Diversified Consumer Services — 0.1%
(a)
Ascend Learning LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
4.00%
,
 12/11/28 .................. 3,299 3,294,876
Ascend Learning LLC, 2nd Lien Term Loan,
12/10/29
(o)
...................... 1,629 1,636,640
Frontdoor, Inc., Term Loan B, (LIBOR USD 1
Month + 2.25%), 2.36%
,
 06/17/28 ...... 966 961,314
Midas Intermediate Holdco II LLC, Term
Loan, (LIBOR USD 3 Month + 6.75%),
7.50%
,
 12/22/25 .................. 1,655 1,550,630
Mileage Plus Holdings LLC, Term Loan,
06/21/27
(o)
...................... 5,417 5,711,955
Research Now Group, Inc., 1st Lien Term Loan,
12/20/24
(o)
...................... 1,238 1,222,735
Sotheby's, Term Loan, (LIBOR USD 3 Month +
4.50%), 5.00%
,
 01/15/27 ............ 3,751 3,757,004
Voyage Australia Pty Ltd., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
4.00%
,
 07/20/28 .................. 1,196 1,193,766
19,328,920
Diversified Financial Services — 1.1%
(a)
Acuris Finance US, Inc., Term Loan, (LIBOR
USD 3 Month + 4.00%), 4.50%
,
 02/16/28 . 4,501 4,499,155
Advisor Group Holdings, Inc., Term Loan
B1, (LIBOR USD 1 Month + 4.50%),
4.61%
,
 07/31/26 .................. 3,765 3,756,895
Alchemy Copyrights LLC, Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.50%
,
 03/10/28
(c)
1,189 1,187,494
APi Group DE, Inc., Term Loan, 01/03/29
(o)
... 425 424,665
Belron Finance LLC, Term Loan, (LIBOR USD 3
Month + 2.25%), 2.56%
,
 10/30/26 ...... 2,090 2,084,519
Belron Group SA, Term Loan, (LIBOR USD 3
Month + 2.75%), 3.25%
,
 04/13/28 ...... 7,510 7,498,821
Security
Par (000)
Par (000) Value
Diversified Financial Services (continued)
Castlelake Aviation Ltd., Term Loan, (LIBOR
USD 3 Month + 2.75%), 3.25%
,
 10/22/26 . USD 3,209 $ 3,196,657
Colorado Plaza, Term Loan, (LIBOR USD 1
Month + 0.04%), 4.11%
,
 05/15/24
(c)
...... 7,906 7,273,412
Connect Finco SARL, Term Loan, 12/11/26
(o)
. 13,210 13,198,137
Deerfield Dakota Holding LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
4.75%
,
 04/09/27 .................. 8,021 8,039,958
Deerfield Dakota Holding LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 6.75%),
7.50%
,
 04/07/28
(c)
................. 1,440 1,465,200
Delta Topco, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 3.75%), 4.50%
,
 12/01/27 . 6,781 6,775,132
Delta Topco, Inc., 2nd Lien Term Loan, (LIBOR
USD 3 Month + 7.25%), 8.00%
,
 12/01/28 . 779 780,464
Gainwell Acquisition Corp., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 4.00%),
4.75%
,
 10/01/27 .................. 10,329 10,332,041
Genuine Financial Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.75%),
3.86%
,
 07/11/25 .................. 3,681 3,674,437
Houston Center, Term Loan, 12/09/22
(c)(o)
.... 39,131 39,130,982
LBM Acquisition LLC, 1st Lien Term Loan,
12/17/27
(o)
...................... 2,156 2,141,718
Lealand Finance Co. BV, Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.11%
,
 06/28/24
(c)
. 41 24,643
Lealand Finance Co. BV, Term Loan, (LIBOR
USD 1 Month + 1.00%), 1.11%
,
 06/30/25 .. 391 183,632
LEB Holdings (USA), Inc., Term Loan, (LIBOR
USD 3 Month + 3.75%), 4.50%
,
 11/02/27 .. 1,602 1,603,660
Mercury Merger Sub, Inc.,1st Lien Term Loan,
08/02/28
(o)
...................... 4,928 4,905,430
OLA Netherlands BV, Term Loan, (LIBOR USD
3 Month + 6.25%), 7.00%
,
 12/15/26 ..... 1,455 1,469,550
Park Avenue Tower, Term Loan, 03/09/24
(c)(o)
. 31,329 31,328,976
Radiate Holdco LLC, Term Loan, (LIBOR USD
1 Month + 3.25%), 4.00%
,
 09/25/26 ..... 3,469 3,460,674
RVR Dealership Holdings LLC, Term
Loan, (LIBOR USD 1 Month + 3.75%),
4.75%
,
 02/08/28 .................. 1,167 1,161,474
SMG US Midco 2, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 2.50%), 2.61% -
2.80%
,
 01/23/25 .................. 2,985 2,926,827
The Vinoy St. Petersburg, Term Loan,
01/01/38
(c)(o)
..................... 10,383 10,339,710
Travelport Finance (Luxembourg) SARL, 1st
Lien Term Loan, (LIBOR USD 3 Month +
5.00%), 6.99%
,
 05/29/26 ............ 2,511 2,066,478
Travelport Finance (Luxembourg) SARL, Term
Loan, (LIBOR USD 3 Month + 1.50%),
2.50%
,
 02/28/25 .................. 2,419 2,479,684
UPC Financing Partnership, Facility Term
Loan AX, (LIBOR USD 1 Month + 3.00%),
3.11%
,
 01/31/29 .................. 413 410,419
Veritas US, Inc., Term Loan B, (LIBOR USD 3
Month + 5.00%), 6.00%
,
 09/01/25 ...... 12,307 12,281,546
VS Buyer LLC, Term Loan, (LIBOR USD 1
Month + 3.00%), 3.11%
,
 02/28/27 ....... 3,349 3,330,179
White Cap Buyer LLC, Term Loan, (LIBOR USD
3 Month + 3.00%), 6.25%
,
 10/19/27 ..... 1,300 1,298,367

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Par (000)
Par (000) Value
Diversified Financial Services (continued)
Ziggo Financing Partnership, Facility Term
Loan I, (LIBOR USD 1 Month + 2.50%),
2.61%
,
 04/30/28 .................. USD 2,902 $ 2,864,361
197,595,297
Diversified Telecommunication Services — 0.2%
(a)
Altice Financing SA, Term Loan
(LIBOR USD 3 Month + 2.75%),
2.99%, 07/15/25 ................ 949 937,726
(LIBOR USD 3 Month + 2.75%),
2.99%, 01/31/26 ................ 3,040 2,999,374
Altice France SA, Term Loan B13, (LIBOR USD
1 Month + 4.00%), 4.11%
,
 08/14/26 ..... 6,353 6,324,316
Cablevision Lightpath LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.75%
,
 11/30/27 .. 776 773,458
Consolidated Communications, Inc., Term
Loan B1, (LIBOR USD 1 Month + 3.50%),
4.25%
,
 10/02/27 .................. 1,328 1,323,480
Frontier Communications Holdings LLC, Term
Loan B, (LIBOR USD 3 Month + 3.75%),
4.50%
,
 05/01/28 .................. 2,707 2,699,456
Iridium Satellite LLC, Term Loan B2, (LIBOR
USD 1 Month + 2.50%), 3.25%
,
 11/04/26 .. 2,238 2,231,524
Orbcomm, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 4.25%), 5.00%
,
 09/01/28 . 1,188 1,189,009
Virgin Media Bristol LLC, Facility Term Loan
Q, (LIBOR USD 1 Month + 3.25%),
3.36%
,
 01/31/29 .................. 2,990 2,983,930
Zayo Group Holdings, Inc., Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.11%
,
 03/09/27 .. 13,744 13,539,850
35,002,123
Electric Utilities — 0.0%
(a)
Calpine Construction Finance Co. LP, Term
Loan B, (LIBOR USD 1 Month + 2.00%),
2.11%
,
 01/15/25 .................. 1,588 1,573,733
Edgewater Generation LLC, Term Loan, (LIBOR
USD 1 Month + 3.75%), 3.86%
,
 12/13/25 . 1,331 1,248,710
2,822,443
Electrical Equipment — 0.1%
(a)
Arcline FM Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.75%),
5.50%
,
 06/23/28 .................. 2,649 2,642,737
Graftech International Ltd., Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.50%
,
 02/12/25 . 684 682,386
MH Sub I LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.50%), 3.61%
,
 09/13/24 . 10,544 10,487,829
13,812,952
Entertainment — 0.1%
(a)
AMC Entertainment Holdings, Inc., Term Loan
B1, 04/22/26
(o)
.................... 1,804 1,602,676
City Football Group Ltd., Term Loan, (LIBOR
USD 3 Month + 3.50%), 4.00%
,
 07/21/28
(c)
2,963 2,948,185
Kingpin Intermediate Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.50%),
4.50%
,
 07/03/24 .................. 2,977 2,963,914
Live Nation Entertainment, Inc., Term Loan
B4, (LIBOR USD 1 Month + 1.75%),
1.88%
,
 10/19/26 .................. 3,009 2,946,095
Playtika Holding Corp., Term Loan B1, (LIBOR
USD 1 Month + 2.75%), 2.86%
,
 03/13/28 . 3,462 3,448,512
Security
Par (000)
Par (000) Value
Entertainment (continued)
Renaissance Holding Corp., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.36%
,
 05/30/25 .................. USD 87 $ 85,984
William Morris Endeavor Entertainment LLC,
1st Lien Term Loan B1, (LIBOR USD 1
Month + 2.75%), 2.86%
,
 05/18/25 ...... 5,820 5,709,875
WMG Acquisition Corp., Term Loan G, (LIBOR
USD 1 Month + 2.13%), 2.23%
,
 01/20/28 . 907 898,950
20,604,191
Food & Staples Retailing — 0.0%
US Foods, Inc., Term Loan B
(a)
(LIBOR USD 1 Month + 2.00%),
2.11%, 09/13/26 ................ 2,403 2,377,414
(LIBOR USD 1 Month + 2.75%),
2.86%, 11/22/28 ................ 2,617 2,610,050
4,987,464
Food Products — 0.2%
(a)
1011778 BC Unlimited Liability Co., Term
Loan B4, (LIBOR USD 1 Month + 1.75%),
1.86%
,
 11/19/26 .................. 2,728 2,685,851
8th Avenue Food & Provisions, Inc., 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.75%),
3.86%
,
 10/01/25
(c)
................. 2,081 1,955,820
B&G Foods, Inc., Term Loan B4, (LIBOR USD 1
Month + 2.50%), 2.61%
,
 10/10/26 ...... 218 218,184
Chobani LLC, Term Loan, (LIBOR USD 1 Month
+ 3.50%), 4.50%
,
 10/25/27 ........... 3,772 3,776,965
Froneri International Ltd., Facility 1st Lien Term
Loan B2, (LIBOR USD 1 Month + 2.25%),
2.36%
,
 01/29/27 .................. 7,646 7,540,874
Hostess Brands LLC, 1st Lien Term Loan
B, (LIBOR USD 3 Month + 2.25%),
3.00%
,
 08/03/25 .................. 1,673 1,666,442
Nomad Foods Ltd., Facility Term Loan
B4, (LIBOR USD 3 Month + 2.25%),
2.40%
,
 05/15/24 .................. 494 491,339
Sovos Brands Intermediate, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.75%),
4.50%
,
 06/08/28 .................. 2,317 2,313,662
Triton Water Holdings, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
4.00%
,
 03/31/28 .................. 11,169 11,075,223
Utz Quality Foods LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.00%),
3.11%
,
 01/20/28 .................. 3,347 3,335,115
35,059,475
Health Care Equipment & Supplies — 0.1%
(a)
Chariot Buyer LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.50%), 4.00%
,
 11/03/28 .. 3,433 3,424,418
Insulet Corp., Term Loan B, (LIBOR USD 1
Month + 3.25%), 3.75%
,
 05/04/28 ...... 898 897,739
Medline Borrower LP, Term Loan, 10/23/28
(o)
. 8,143 8,106,066
Sotera Health Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 2.75%),
3.25%
,
 12/11/26 .................. 3,147 3,134,223
15,562,446

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Par (000)
Par (000) Value
Health Care Providers & Services — 0.2%
(a)
Azalea TopCo, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 3.50%), 3.61% -
3.80%
,
 07/24/26 .................. USD 5,697 $ 5,664,611
CHG Healthcare Services, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
4.00%
,
 09/29/28 .................. 1,025 1,025,686
Electron Bidco, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 3.25%),
3.75%
,
 11/01/28 .................. 4,340 4,328,114
Envision Healthcare Corp., Term Loan, (LIBOR
USD 1 Month + 3.75%), 3.86%
,
 10/10/25 . 2,874 2,219,531
EyeCare Partners LLC, 1st Lien Term Loan
(LIBOR USD 3 Month + 3.75%),
3.97%, 02/18/27 ................ 5,340 5,317,603
(LIBOR USD 3 Month + 3.75%),
4.25%, 11/15/28 ................ 885 881,970
EyeCare Partners LLC, 2nd Lien Term
Loan, (LIBOR USD 3 Month + 6.75%),
7.25%
,
 11/15/29 .................. 611 615,647
EyeCare Partners LLC, Delayed Draw 1st Lien
Term Loan, (LIBOR USD 3 Month + 0.04%),
1.88% - 6.00%
,
 11/15/28 ............. 151 150,336
Medical Solutions LLC, 2nd Lien Term
Loan, (LIBOR USD 3 Month + 7.00%),
7.50%
,
 11/01/29
(c)
................. 1,349 1,331,018
Ortho-Clinical Diagnostics, Inc., Term
Loan, (LIBOR USD 1 Month + 3.00%),
3.11%
,
 06/30/25 .................. 3,386 3,383,036
PetVet Care Centers LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
4.25%
,
 02/14/25 .................. 74 74,148
Phoenix Newco, Inc., 1st Lien Term Loan,
11/15/28
(o)
...................... 5,807 5,804,737
Unified Womens Healthcare LP, 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.25%),
5.00%
,
 12/20/27 .................. 1,542 1,542,135
WCG Purchaser Corp., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.00%),
5.00%
,
 01/08/27 .................. 2,496 2,496,179
WP CityMD Bidco LLC, Term Loan, (LIBOR
USD 3 Month + 3.25%), 3.75%
,
 12/22/28 . 2,449 2,444,915
37,279,666
Health Care Technology — 0.1%
(a)
Athenahealth, Inc., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 4.25%),
4.40%
,
 02/11/26 .................. 348 348,106
Change Healthcare Holdings, Inc., Term
Loan, (LIBOR USD 1 Month + 2.50%),
3.50%
,
 03/01/24 .................. 2,985 2,981,418
GoodRx, Inc., 1st Lien Term Loan, (LIBOR USD
1 Month + 2.75%), 2.86%
,
 10/10/25 ..... 3,776 3,764,571
Polaris Newco LLC, 1st Lien Term Loan,
(LIBOR USD 3 Month + 4.00%),
4.50%
,
 06/02/28 .................. 4,199 4,195,692
Verscend Holding Corp., Term Loan B1, (LIBOR
USD 1 Month + 4.00%), 4.11%
,
 08/27/25 .. 5,669 5,663,745
16,953,532
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure — 0.4%
(a)
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
3.86%
,
 02/02/26 .................. USD 503 $ 490,686
Aristocrat Leisure Ltd., Term Loan, (LIBOR USD
3 Month + 3.75%), 4.75%
,
 10/19/24 ..... 1,517 1,521,329
Bally's Corp., Facility Term Loan B, (LIBOR
USD 3 Month + 3.25%), 3.75%
,
 10/02/28 . 2,070 2,067,123
Caesars Resort Collection LLC, Term Loan
B, (LIBOR USD 1 Month + 2.75%),
2.86%
,
 12/23/24 .................. 6,379 6,341,505
Caesars Resort Collection LLC, Term Loan
B1, (LIBOR USD 1 Month + 3.50%),
3.61%
,
 07/21/25 .................. 5,091 5,084,199
CML La Quinta Resort, Term Loan, (LIBOR
USD 1 Month + 0.03%), 0.00%
,
 01/01/38
(c)
10,600 10,600,000
CML Lake Tahoe Resort Hotel, Term
Loan, (LIBOR USD 1 Month + 0.03%),
0.00%
,
 01/01/38
(c)
................. 5,102 5,102,323
Fertitta Entertainment LLC, Term Loan B,
01/27/29
(o)
...................... 5,085 5,100,095
Flutter Entertainment plc, Term Loan, (LIBOR
USD 3 Month + 2.25%), 2.47%
,
 07/21/26 . 2,086 2,079,197
Four Seasons Holdings, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 2.00%),
2.11%
,
 11/30/23 .................. 1,948 1,940,303
Golden Nugget Online Gaming, Inc., Term
Loan, (LIBOR USD 1 Month + 12.00%),
13.00%
,
 10/04/23
(c)
................ 312 330,812
Hilton Washington Dupont Hotel, Term
Loan, (LIBOR USD 1 Month + 0.04%),
3.50%
,
 04/01/24
(c)
................. 14,633 13,462,101
IRB Holding Corp., Term Loan, (LIBOR USD 3
Month + 3.25%), 4.25%
,
 12/15/27 ...... 4,479 4,478,760
IRB Holding Corp., Term Loan B, (LIBOR USD
3 Month + 2.75%), 3.75%
,
 02/05/25 ..... 2,672 2,664,733
Packers Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 3.25%), 4.00%
,
 03/09/28 . 3,632 3,611,038
Playa Resorts Holding BV, Term Loan,
04/29/24
(o)
...................... 586 575,748
Scientific Games International, Inc., Term
Loan B5, (LIBOR USD 1 Month + 2.75%),
2.86%
,
 08/14/24 .................. 1,516 1,510,590
Station Casinos LLC, Facility Term Loan
B1, (LIBOR USD 1 Month + 2.25%),
2.50%
,
 02/08/27 .................. 2,408 2,386,730
Whatabrands LLC, Term Loan B, (LIBOR USD
1 Month + 3.25%), 3.75%
,
 08/03/28 ..... 3,699 3,687,459
Wyndham Hotels & Resorts, Inc., Term
Loan B, (LIBOR USD 1 Month + 1.75%),
1.86%
,
 05/30/25 .................. 968 958,538
73,993,269
Household Durables — 0.1%
(a)
ACProducts Holdings, Inc., Term Loan, (LIBOR
USD 3 Month + 4.25%), 4.75%
,
 05/17/28 . 5,821 5,783,323
Serta Simmons Bedding LLC, Term Loan
(LIBOR USD 1 Month + 7.50%),
8.50%, 08/10/23 ................ 1,922 1,880,495
Snap One Holdings Corp., Term Loan, (LIBOR
USD 3 Month + 4.50%), 5.00%
,
 12/08/28 . 1,715 1,714,847

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Par (000)
Par (000) Value
Household Durables (continued)
Weber-Stephen Products LLC, Term Loan
B, (LIBOR USD 3 Month + 3.25%),
4.00%
,
 10/30/27 .................. USD 1,307 $ 1,307,155
10,685,820
Household Products — 0.0%
(a)
Pilot Travel Centers LLC, Term Loan B, (LIBOR
USD 1 Month + 2.00%), 2.11%
,
 08/04/28 .. 1,698 1,687,406
Spectrum Brands, Inc., Term Loan, (LIBOR
USD 1 Month + 2.00%), 2.50%
,
 03/03/28 . 639 637,176
2,324,582
Independent Power and Renewable Electricity Producers — 0.0%
ExGen Renewables IV LLC, Term Loan, (LIBOR
USD 3 Month + 2.50%), 3.50%
,
 12/15/27
(a)
1,565 1,562,045
Industrial Conglomerates — 0.1%
(a)
Filtration Group Corp., Term Loan, (LIBOR USD
1 Month + 3.00%), 3.11%
,
 03/31/25 ..... 3,467 3,451,248
Sheraton Austin, Term Loan, 01/01/28
(c)(o)
.... 8,491 8,420,359
11,871,607
Insurance — 0.4%
(a)
Alliant Holdings Intermediate LLC, Term Loan
(LIBOR USD 1 Month + 3.25%),
3.36%, 05/09/25 ................ 6,319 6,257,658
Alliant Holdings Intermediate LLC, Term
Loan B4, (LIBOR USD 1 Month + 3.50%),
4.00%
,
 11/05/27 .................. 7,003 6,990,351
AmWINS Group, Inc., Term Loan, (LIBOR USD
1 Month + 2.25%), 3.00%
,
 02/19/28 ..... 5,831 5,782,620
AssuredPartners, Inc., Term Loan
(LIBOR USD 1 Month + 3.50%),
3.61%, 02/12/27 ................ 3,805 3,777,363
(LIBOR USD 1 Month + 3.50%),
4.00%, 02/12/27 ................ 1,380 1,378,244
Asurion LLC, 2nd Lien Term Loan B3, (LIBOR
USD 1 Month + 5.25%), 5.36%
,
 01/31/28 . 3,051 3,053,532
Asurion LLC, 2nd Lien Term Loan B4, (LIBOR
USD 1 Month + 5.25%), 5.36%
,
 01/20/29 . 2,713 2,714,709
Asurion LLC, Term Loan B6, (LIBOR USD 1
Month + 3.13%), 3.23%
,
 11/03/23 ....... 2,755 2,747,260
Asurion LLC, Term Loan B7, (LIBOR USD 1
Month + 3.00%), 3.11%
,
 11/03/24 ....... 2,676 2,661,048
Asurion LLC, Term Loan B8, (LIBOR USD 1
Month + 3.25%), 3.36%
,
 12/23/26 ...... 2,387 2,368,960
Hub International Ltd., Term Loan, (LIBOR USD
2 Month + 2.75%), 2.94% - 3.02%
,
 04/25/25 1,615 1,596,372
Hub International Ltd., Term Loan B3, (LIBOR
USD 3 Month + 3.25%), 4.00%
,
 04/25/25 . 9,058 9,037,096
Ryan Specialty Group LLC, Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.75%
,
 09/01/27 . 2,274 2,267,572
Sedgwick Claims Management Services, Inc.,
Term Loan
(LIBOR USD 1 Month + 3.25%),
3.36%, 12/31/25 ................ 5,731 5,690,601
(LIBOR USD 1 Month + 3.75%),
3.86%, 09/03/26 ................ 1,989 1,984,157
(LIBOR USD 1 Month + 4.25%),
5.25%, 09/03/26 ................ 923 923,225
USI, Inc., Term Loan
(LIBOR USD 3 Month + 3.00%),
3.22%, 05/16/24 ................ 5,102 5,070,194
Security
Par (000)
Par (000) Value
Insurance (continued)
(LIBOR USD 3 Month + 3.25%),
3.47%, 12/02/26 ................ USD 255 $ 253,439
64,554,401
Interactive Media & Services — 0.2%
(a)
Adevinta ASA, Facility Term Loan B2, (LIBOR
USD 3 Month + 2.75%), 3.50%
,
 06/26/28 . 4,337 4,325,716
Arches Buyer, Inc., Term Loan, (LIBOR USD 1
Month + 3.25%), 3.75%
,
 12/06/27 ...... 2,680 2,660,313
Camelot US Acquisition 1 Co., Term
Loan, (LIBOR USD 1 Month + 3.00%),
4.00%
,
 10/30/26 .................. 10,563 10,539,842
Grab Holdings, Inc., Term Loan, (LIBOR USD 3
Month + 4.50%), 5.50%
,
 01/29/26 ...... 9,867 9,866,780
27,392,651
Internet & Direct Marketing Retail — 0.0%
(a)
CNT Holding I Corp., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.50%),
4.25%
,
 11/08/27 .................. 5,649 5,645,807
Pug LLC, Term Loan B2, (LIBOR USD 1 Month
+ 4.25%), 4.75%
,
 02/12/27 ........... 436 434,818
6,080,625
IT Services — 0.2%
(a)
Applied Systems, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.00%),
3.50%
,
 09/19/24 .................. 5,118 5,108,094
Applied Systems, Inc., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 5.50%),
6.25%
,
 09/19/25 .................. 805 808,647
Camelot US Acquisition 1 Co., Term
Loan, (LIBOR USD 1 Month + 3.00%),
3.11%
,
 10/30/26 .................. 5,054 5,035,490
Epicor Software Corp., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.75%),
8.75%
,
 07/31/28 .................. 2,963 3,020,423
Epicor Software Corp., Term Loan C, (LIBOR
USD 1 Month + 3.25%), 4.00%
,
 07/30/27 . 5,293 5,277,537
Go Daddy Operating Co. LLC, Term Loan
B4, (LIBOR USD 1 Month + 2.00%),
2.11%
,
 08/10/27 .................. 3,828 3,791,356
Ion Trading Finance Ltd., Term Loan, (LIBOR
USD 3 Month + 4.75%), 4.97%
,
 04/01/28 . 724 724,360
Maximus, Inc., Term Loan B, (LIBOR USD 6
Month + 2.00%), 2.50%
,
 05/28/28 ...... 1,557 1,553,282
Presidio Holdings, Inc., Term Loan, (LIBOR
USD 1 Month + 3.50%), 3.61% -
3.80%
,
 01/22/27 .................. 942 938,722
Pug LLC, Term Loan B, (LIBOR USD 1 Month +
3.50%), 3.61%
,
 02/12/27 ............ 5,854 5,800,457
SS&C Technologies Holdings, Inc., Term
Loan B3, (LIBOR USD 1 Month + 1.75%),
1.86%
,
 04/16/25 .................. 1,854 1,831,187
TierPoint LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 4.50%
,
 05/05/26 . 1,748 1,746,782
Trader Interactive LLC, Term Loan, (LIBOR
USD 3 Month + 4.00%), 4.50%
,
 07/28/28
(c)
1,004 999,048
Trans Union LLC, Term Loan B5, (LIBOR USD
1 Month + 1.75%), 1.86%
,
 11/16/26 ..... 1,526 1,509,299
Venga Finance SARL, Term Loan, 12/04/28
(o)
. 1,029 1,000,644
Virtusa Corp., Term Loan B, (LIBOR USD 1
Month + 3.75%), 4.50%
,
 02/11/28 ....... 1,353 1,354,469

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Par (000)
Par (000) Value
IT Services (continued)
WEX, Inc., Term Loan B, (LIBOR USD 1 Month
+ 2.25%), 2.36%
,
 03/31/28 ........... USD 1,042 $ 1,034,966
ZoomInfo LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.11%
,
 02/02/26 .. 389 388,432
41,923,195
Leisure Products — 0.0%
Fender Musical Instruments Corp., Term
Loan, (LIBOR USD 1 Month + 4.00%),
4.06%
,
 12/01/28
(a)(c)
................ 1,554 1,552,405
Life Sciences Tools & Services — 0.1%
(a)
Avantor Funding, Inc., Term Loan B4, (LIBOR
USD 1 Month + 2.00%), 2.50%
,
 11/21/24 .. 538 536,189
Avantor Funding, Inc., Term Loan B5, (LIBOR
USD 1 Month + 2.25%), 2.75%
,
 11/08/27 .. 3,869 3,862,622
Catalent Pharma Solutions, Inc., Term Loan
B3, (LIBOR USD 1 Month + 2.00%),
2.50%
,
 02/22/28 .................. 2,934 2,932,758
eResearchTechnology, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.50%),
5.50%
,
 02/04/27 .................. 7,130 7,143,758
ICON Luxembourg SARL, Term Loan
(LIBOR USD 3 Month + 2.25%),
2.75%, 07/03/28 ................ 5,397 5,382,418
Iqvia, Inc., Term Loan B1, (LIBOR USD 1 Month
+ 1.75%), 1.86%
,
 03/07/24 ........... 1,996 1,990,997
Maravai Intermediate Holdings LLC, Term Loan
B, 0.00%
,
 10/19/27 ................ 1,696 1,693,998
23,542,740
Machinery — 0.3%
(a)
Albion Financing 3 SARL, Term Loan, (LIBOR
USD 3 Month + 5.25%), 5.75%
,
 07/31/26 . 1,873 1,863,635
ASP Blade Holdings, Inc., Term Loan, (LIBOR
USD 1 Month + 4.00%), 4.50%
,
 10/13/28 . 1,427 1,428,184
Clark Equipment Co., Term Loan, (LIBOR USD
3 Month + 2.25%), 2.47%
,
 05/18/24 ..... 1,624 1,619,995
Columbus McKinnon Corp., Term Loan, (LIBOR
USD 6 Month + 2.75%), 3.25%
,
 05/14/28 . 401 400,443
Filtration Group Corp., Term Loan, (LIBOR USD
1 Month + 3.50%), 3.61%
,
 10/21/28 ..... 1,647 1,643,447
Fluidra SA, Term Loan B, 01/19/29
(o)
....... 559 557,837
Gates Global LLC, Term Loan B3, (LIBOR USD
1 Month + 2.50%), 3.25%
,
 03/31/27 ..... 3,785 3,771,769
Husky Injection Molding Systems Ltd., Term
Loan, (LIBOR USD 3 Month + 3.00%),
3.35%
,
 03/28/25 .................. 14,599 14,389,606
Ingersoll-Rand Services Co., Term Loan
B1, (LIBOR USD 1 Month + 1.75%),
1.86%
,
 03/01/27 .................. 1,701 1,682,993
Madison IAQ LLC, Term Loan, (LIBOR USD 3
Month + 3.25%), 3.75%
,
 06/21/28 ...... 5,821 5,795,313
TK Elevator Midco GmbH, Facility Term
Loan B1, (LIBOR USD 6 Month + 3.50%),
4.00%
,
 07/30/27 .................. 5,596 5,595,584
Vertiv Group Corp., Term Loan B, (LIBOR USD
1 Month + 2.75%), 0.00% - 0.10%
,
 03/02/27 5,741 5,708,922
44,457,728
Security
Par (000)
Par (000) Value
Media — 0.4%
AVSC Holding Corp., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 3.25%),
4.25%
,
 03/03/25
(a)
................. USD 8,430 $ 7,792,741
AVSC Holding Corp., 1st Lien Term Loan B3,
5.00%
,
 10/15/26
(p)
................. 2,644 3,056,314
Cable One, Inc., Term Loan B4, (LIBOR USD 1
Month + 2.00%), 2.11%
,
 05/03/28
(a)
..... 1,241 1,232,700
Charter Communications Operating LLC, Term
Loan B1, (LIBOR USD 1 Month + 1.75%),
1.86%
,
 04/30/25
(a)
................. 3,345 3,333,947
Clear Channel Outdoor Holdings, Inc., Term
Loan B, (LIBOR USD 3 Month + 3.50%),
3.61% - 3.80%
,
 08/21/26
(a)
........... 13,667 13,465,424
CMG Media Corp., 1st Lien Term Loan
B, (LIBOR USD 1 Month + 3.50%),
3.61%
,
 12/17/26
(a)
................. 1 502
CSC Holdings LLC, Term Loan
(a)
(LIBOR USD 1 Month + 2.25%),
2.36%, 07/17/25 ................ 2,675 2,632,525
(LIBOR USD 1 Month + 2.50%),
2.61%, 04/15/27 ................ 1,693 1,674,260
DirectV Financing LLC, Term Loan, (LIBOR
USD 3 Month + 5.00%), 5.75%
,
 08/02/27
(a)
9,295 9,300,410
Eagle Broadband Investments LLC, Term
Loan, (LIBOR USD 3 Month + 3.00%),
3.75%
,
 11/12/27
(a)
................. 2,006 1,999,288
Intelsat Jackson Holdings SA, Term
Loan, (LIBOR USD 1 Month + 4.55%),
7.80%
,
 07/13/22
(a)
................. 563 563,059
Intelsat Jackson Holdings SA, Term Loan
B3, (LIBOR USD 1 Month + 4.55%),
7.80%
,
 11/27/23
(a)
................. 1 1,063
Learfield Communications LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
4.25%
,
 12/01/23
(a)
................. 6,313 6,009,188
Lions Gate Capital Holdings LLC, Term
Loan B, (LIBOR USD 1 Month + 2.25%),
2.36%
,
 03/24/25
(a)
................. 1,784 1,773,248
Midcontinent Communications, Term
Loan, (LIBOR USD 1 Month + 1.75%),
1.86%
,
 08/15/26
(a)
................. 1,183 1,182,919
Nexstar Broadcasting, Inc., Term Loan
B4, (LIBOR USD 1 Month + 2.50%),
2.61%
,
 09/18/26
(a)
................. 863 859,505
Nielsen Finance LLC, Term Loan B4, (LIBOR
USD 1 Month + 2.00%), 2.12%
,
 10/04/23
(a)
—
(q)
53
Sinclair Television Group, Inc., Term Loan
B3, (LIBOR USD 1 Month + 3.00%),
3.11%
,
 04/01/28
(a)
................. 682 672,059
Trader Corp., 1st Lien Term Loan, (LIBOR USD
1 Month + 3.00%), 4.00%
,
 09/28/23
(a)(c)
... 4,660 4,648,644
Virgin Media Bristol LLC, Facility Term
Loan N, (LIBOR USD 1 Month + 2.50%),
2.61%
,
 01/31/28
(a)
................. 1,717 1,701,098
61,898,947
Metals & Mining — 0.0%
Equinox Holdings, Inc., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 3.00%),
4.00%
,
 03/08/24
(a)
................. 8,635 8,194,723

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels — 0.0%
(a)
Ascent Resources Utica Holdings LLC, 2nd
Lien Term Loan, (LIBOR USD 3 Month +
9.00%), 10.00%
,
 11/01/25 ............ USD 2,183 $ 2,346,725
EG Group Ltd., Facility Term Loan, (LIBOR
USD 3 Month + 4.00%), 4.22%
,
 02/07/25 . 2,167 2,159,262
Freeport LNG investments, LLLP, Term
Loan B, (LIBOR USD 3 Month + 3.50%),
4.00%
,
 12/21/28 .................. 939 934,245
Murphy Oil USA, Inc., Term Loan B, (LIBOR
USD 1 Month + 1.75%), 2.25%
,
 01/31/28 . 909 909,702
6,349,934
Personal Products — 0.1%
Sunshine Luxembourg VII SARL, Facility Term
Loan B3, (LIBOR USD 3 Month + 3.75%),
4.50%
,
 10/01/26
(a)
................. 11,290 11,274,322
Pharmaceuticals — 0.1%
(a)
Amneal Pharmaceuticals LLC, Term
Loan, (LIBOR USD 1 Month + 3.50%),
3.63%
,
 05/04/25 .................. 2,897 2,866,426
Bausch Health Cos., Inc., Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.11%
,
 06/02/25 .. 5,478 5,432,462
Grifols Worldwide Operations Ltd., Term
Loan B, (LIBOR USD 1 Month + 2.00%),
2.11%
,
 11/15/27 .................. 1,516 1,496,228
Jazz Pharmaceuticals plc, Term Loan, (LIBOR
USD 1 Month + 3.50%), 4.00%
,
 05/05/28 . 2,948 2,947,831
Medical Solutions LLC, 1st Lien Term Loan,
11/01/28
(o)
...................... 3,915 3,906,976
Medical Solutions LLC, Delayed Draw 1st Lien
Term Loan, 11/01/28
(o)
.............. 746 744,186
Organon & Co., Term Loan, (LIBOR USD 3
Month + 3.00%), 3.50%
,
 06/02/28 ...... 2,287 2,283,001
Precision Medicine Group LLC, Delayed Draw
Term Loan, 11/18/27
(o)
.............. 499 496,294
Precision Medicine Group LLC, Term Loan,
11/18/27
(o)
...................... 4,440 4,418,980
Prestige Brands, Inc., Term Loan B5, (LIBOR
USD 1 Month + 2.00%), 2.50%
,
 07/03/28 . 690 688,974
25,281,358
Professional Services — 0.1%
(a)
AlixPartners LLP, Term Loan, (LIBOR USD 1
Month + 2.75%), 3.25%
,
 02/04/28 ...... 4,141 4,124,603
CoreLogic, Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.50%), 4.00%
,
 06/02/28 . 8,430 8,377,186
Dun & Bradstreet Corp. (The), Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.36%
,
 02/06/26 .................. 7,584 7,550,409
Dun & Bradstreet Corp. (The), Term Loan
B2, (LIBOR USD 1 Month + 3.25%),
3.31%
,
 01/18/29
(c)
................. 1,497 1,493,257
Trans Union LLC, Term Loan B6, (LIBOR USD
1 Month + 2.25%), 2.75%
,
 12/01/28 ..... 4,590 4,568,702
26,114,157
Road & Rail — 0.0%
Uber Technologies, Inc., Term Loan, (LIBOR
USD 1 Month + 3.50%), 3.61%
,
 02/25/27
(a)
5,681 5,670,694
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment — 0.0%
(a)
MKS Instruments, Inc., Term Loan, 10/20/28
(o)
USD 3,708 $ 3,699,879
Synaptics, Inc., Term Loan, (LIBOR USD 3
Month + 2.25%), 2.75%
,
 12/02/28 ...... 833 832,080
4,531,959
Software — 0.8%
(a)
Barracuda Networks, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.75%),
4.50%
,
 02/12/25 .................. 5,653 5,659,923
Boxer Parent Co., Inc., Term Loan, (LIBOR
USD 3 Month + 3.75%), 3.97%
,
 10/02/25 . 5,679 5,656,089
Cloudera, Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 4.25%
,
 10/08/28 . 6,622 6,601,339
Cloudera, Inc., 2nd Lien Term Loan, (LIBOR
USD 1 Month + 6.00%), 6.50%
,
 10/08/29
(c)
2,431 2,424,923
ConnectWise LLC, Term Loan, (LIBOR USD 3
Month + 3.50%), 4.00%
,
 09/29/28 ...... 828 825,781
E2open LLC, Term Loan, (LIBOR USD 3 Month
+ 3.50%), 4.00%
,
 02/04/28 ........... 447 447,299
Greeneden US Holdings I LLC, Term
Loan, (LIBOR USD 1 Month + 4.00%),
4.75%
,
 12/01/27 .................. 11,287 11,279,967
Helios Software Holdings, Inc., Term
Loan, (LIBOR USD 3 Month + 3.75%),
3.97%
,
 03/11/28 .................. 8,999 8,971,151
Instructure Holdings, Inc., Term Loan, (LIBOR
USD 3 Month + 2.75%), 3.27%
,
 10/30/28
(c)
1,047 1,045,691
Magenta Buyer LLC, 1st Lien Term Loan,
(LIBOR USD 3 Month + 5.00%),
5.75%
,
 07/27/28 .................. 7,636 7,609,137
Magenta Buyer LLC, 2nd Lien Term
Loan, (LIBOR USD 3 Month + 8.25%),
9.00%
,
 07/27/29 .................. 4,649 4,637,378
McAfee LLC, Term Loan B, (LIBOR USD 1
Month + 3.75%), 3.86%
,
 09/30/24 ...... 3,355 3,351,154
MH Sub I LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 4.75%
,
 09/13/24 . 5,642 5,610,612
MH Sub I LLC, 2nd Lien Term Loan, (LIBOR
USD 1 Month + 6.25%), 6.36%
,
 02/23/29 . 4,512 4,531,763
Netsmart, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 4.00%), 4.75%
,
 10/01/27 . 2,124 2,126,917
Planview Parent, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.00%),
4.75%
,
 12/17/27 .................. 7,287 7,290,245
Proofpoint, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 3.25%), 3.75%
,
 08/31/28 . 4,280 4,256,203
RealPage, Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.75%
,
 04/24/28 . 19,313 19,206,313
Sabre GLBL, Inc., Term Loan B1, (LIBOR USD
1 Month + 3.50%), 4.00%
,
 12/17/27 ..... 748 736,552
Sabre GLBL, Inc., Term Loan B2, (LIBOR USD
1 Month + 3.50%), 4.00%
,
 12/17/27 ..... 1,192 1,174,107
Severin Acquisition LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.00%),
3.11%
,
 08/01/25 .................. 7,638 7,600,105
Sophia LP, 1st Lien Term Loan, (LIBOR USD 3
Month + 3.50%), 4.00%
,
 10/07/27 ...... 11,292 11,281,130
SS&C Technologies Holdings, Inc., Term
Loan B4, (LIBOR USD 1 Month + 1.75%),
1.86%
,
 04/16/25 .................. 1,505 1,486,474
TIBCO Software, Inc., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.25%),
7.36%
,
 03/03/28 .................. 5,559 5,572,834

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Par (000)
Par (000) Value
Software (continued)
UKG, Inc., 1st Lien Term Loan
(LIBOR USD 3 Month + 3.25%),
3.75%, 05/04/26 ................ USD 9,676 $ 9,644,022
(LIBOR USD 1 Month + 3.75%),
3.86%, 05/04/26 ................ 9,039 9,020,407
UKG, Inc., 2nd Lien Term Loan, (LIBOR USD 3
Month + 5.25%), 5.75%
,
 05/03/27 ...... 2,497 2,515,079
150,562,595
Specialty Retail — 0.2%
(a)
Belron Finance US LLC, Term Loan, (LIBOR
USD 3 Month + 2.25%), 2.44%
,
 11/13/25 .. 1,304 1,299,613
EG Group Ltd., Facility Term Loan, (LIBOR
USD 3 Month + 4.25%), 4.75%
,
 03/31/26 . 3,803 3,803,978
Fanatics Commerce Intermediate Holdco LLC,
Term Loan, (LIBOR USD 1 Month + 3.25%),
3.75%
,
 11/24/28 .................. 1,363 1,361,296
Mavis Tire Express Services Topco Corp., 1st
Lien Term Loan, (LIBOR USD 1 Month +
4.00%), 4.75%
,
 05/04/28 ............ 5,676 5,690,666
MED ParentCo. LP, 1st Lien Term Loan, (LIBOR
USD 1 Month + 4.25%), 4.36%
,
 08/31/26 . 2,059 2,054,361
Optiv, Inc., 1st Lien Term Loan, (LIBOR USD 3
Month + 3.25%), 4.25%
,
 02/01/24 ...... 1,820 1,801,306
PetSmart LLC, Term Loan, (LIBOR USD 3
Month + 3.75%), 4.50%
,
 02/11/28 ....... 11,321 11,296,317
Restoration Hardware, Inc., Term Loan, (LIBOR
USD 3 Month + 2.50%), 3.00%
,
 10/20/28 . 1,528 1,522,439
Woof Holdings, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.75%),
4.50%
,
 12/21/27
(c)
................. 694 692,890
29,522,866
Trading Companies & Distributors — 0.1%
(a)
Core & Main LP, Term Loan B, (LIBOR USD 1
Month + 2.50%), 0.00% - 0.11%
,
 07/27/28 . 7,044 6,999,533
SRS Distribution, Inc., Term Loan, 06/02/28
(o)
. 687 686,663
TMK Hawk Parent Corp., Term Loan A, (LIBOR
USD 1 Month + 7.50%), 8.50%
,
 05/30/24 . 1,585 1,510,966
TMK Hawk Parent Corp., Term Loan B, (LIBOR
USD 1 Month + 3.50%), 4.50%
,
 08/28/24 . 5,135 4,473,522
13,670,684
Transportation Infrastructure — 0.0%
(a)
KKR Apple Bidco LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.00%),
3.50%
,
 09/22/28 .................. 1,033 1,029,839
KKR Apple Bidco LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 5.75%),
6.25%
,
 09/21/29 .................. 421 426,966
1,456,805
Wireless Telecommunication Services — 0.1%
(a)
Digicel International Finance Ltd., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 3.25%),
3.50%
,
 05/27/24 .................. 3,696 3,601,665
Gogo Intermediate Holdings LLC, Term
Loan, (LIBOR USD 3 Month + 3.75%),
4.50%
,
 04/30/28 .................. 6,292 6,285,134
MetroNet Systems Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.75%),
4.50%
,
 06/02/28 .................. 858 854,800
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
SBA Senior Finance II LLC, Term Loan, (LIBOR
USD 1 Month + 1.75%), 1.86%
,
 04/11/25 .. USD 1,688 $ 1,673,044
12,414,643
Total Floating Rate Loan Interests — 7.7%
(Cost: $1,370,642,883) ............................ 1,370,260,729
Foreign Agency Obligations — 0.4%
Chile — 0.0%
Corp. Nacional del Cobre de Chile, 3.75%
,
01/15/31
(b)
...................... 1,175 1,222,000
China — 0.0%
Industrial & Commercial Bank of China Ltd.,
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.37%), 3.20%
(a)
(d)(k)
........................... 3,620 3,651,675
Colombia — 0.1%
Ecopetrol SA
5.38%, 06/26/26 .................. 4,642 4,799,828
4.63%, 11/02/31 .................. 4,060 3,734,307
8,534,135
Dominican Republic — 0.0%
Banco de Reservas de la Republica
Dominicana, 7.00%
,
02/01/23
(d)
........ 3,817 3,933,896
Finland — 0.0%
Finnair OYJ, 4.25%
,
05/19/25
(d)
.......... EUR 1,000 1,142,818
France — 0.0%
Electricite de France SA
(a)(d)(k)
(EUR Swap Annual 5 Year + 3.37%), 2.87% 600 657,543
(EUR Swap Annual 5 Year + 3.20%), 3.00% 1,000 1,094,914
(EUR Swap Annual 5 Year + 3.97%), 3.38% 3,000 3,273,938
5,026,395
Greece — 0.0%
Public Power Corp. SA, 3.38%
,
07/31/28
(d)
... 495 538,752
Indonesia — 0.0%
(d)
Bank Tabungan Negara Persero Tbk. PT,
4.20%
,
01/23/25 .................. USD 1,433 1,436,740
Pertamina Persero PT, 3.10%
,
08/27/30 .... 4,972 4,885,537
6,322,277
Italy — 0.0%
Banca Monte dei Paschi di Siena SpA
(d)
3.63%, 09/24/24 .................. EUR 100 111,943
2.63%, 04/28/25 .................. 725 798,211
1.88%, 01/09/26 .................. 100 106,728
Poste Italiane SpA, (EURIBOR Swap Rate 5
Year + 2.68%), 2.62%
(a)(d)(k)
........... 1,275 1,338,892
2,355,774
Mexico — 0.2%
Petroleos Mexicanos
6.50%, 03/13/27 .................. USD 5,226 5,444,839
5.95%, 01/28/31 .................. 7,374 6,993,317
6.70%, 02/16/32
(b)
................. 9,512 9,394,051
7.69%, 01/23/50 .................. 4,135 3,820,740
25,652,947
Pakistan — 0.0%
Pakistan Water & Power Development
Authority, 7.50%
,
06/04/31
(d)
.......... 1,780 1,606,646

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Par (000)
Par (000) Value
Panama — 0.1%
Aeropuerto Internacional de Tocumen SA
(b)
4.00%, 08/11/41 .................. USD 5,506 $ 5,338,411
5.13%, 08/11/61 .................. 2,565 2,487,729
Banco Latinoamericano de Comercio Exterior
SA, 2.38%
,
09/14/25
(b)
.............. 2,960 2,937,430
10,763,570
Qatar — 0.0%
Qatar Petroleum, 3.30%
,
07/12/51
(b)
....... 4,029 3,958,492
Saudi Arabia — 0.0%
Saudi Arabian Oil Co.
(b)
1.25%, 11/24/23 .................. 330 327,360
2.25%, 11/24/30 .................. 565 536,044
863,404
Total Foreign Agency Obligations — 0.4%
(Cost: $76,898,691) ............................... 75,572,781
Foreign Government Obligations — 1.6%
Bahrain — 0.0%
Kingdom of Bahrain
7.00%, 01/26/26
(d)
................. 1,436 1,545,316
4.25%, 01/25/28
(b)
................. 2,115 2,025,112
7.38%, 05/14/30
(d)
................. 1,445 1,560,419
5,130,847
Brazil — 0.1%
Federative Republic of Brazil
6.00%, 04/07/26 .................. 2,272 2,520,926
4.63%, 01/13/28 .................. 6,631 6,785,585
3.88%, 06/12/30 .................. 10,649 10,008,729
19,315,240
Chile — 0.1%
Republic of Chile
2.55%, 07/27/33 .................. 3,955 3,695,948
3.50%, 01/31/34 .................. 1,275 1,295,400
3.10%, 05/07/41 .................. 7,033 6,505,525
4.00%, 01/31/52 .................. 1,095 1,116,421
12,613,294
Colombia — 0.1%
Republic of Colombia
8.13%, 05/21/24 .................. 4,414 4,948,646
3.88%, 04/25/27 .................. 2,562 2,515,243
4.50%, 03/15/29 .................. 3,308 3,247,629
3.00%, 01/30/30 .................. 5,589 4,872,211
3.25%, 04/22/32 .................. 2,205 1,885,275
4.13%, 05/15/51 .................. 1,110 841,727
18,310,731
Dominican Republic — 0.1%
Dominican Republic Government Bond
5.95%, 01/25/27
(d)
................. 2,355 2,575,781
4.50%, 01/30/30
(b)
................. 4,407 4,319,686
4.88%, 09/23/32
(b)
................. 4,650 4,562,231
5.30%, 01/21/41
(d)
................. 1,898 1,807,015
6.40%, 06/05/49
(d)
................. 3,800 3,795,963
17,060,676
Egypt — 0.1%
Arab Republic of Egypt
5.88%, 06/11/25
(d)
................. 3,568 3,603,680
5.25%, 10/06/25
(b)
................. 4,455 4,393,744
7.60%, 03/01/29
(d)
................. 4,215 4,072,744
5.88%, 02/16/31
(b)
................. 695 585,537
Security
Par (000)
Par (000) Value
Egypt (continued)
6.38%, 04/11/31
(b)
................. EUR 4,285 $ 4,212,235
16,867,940
Guatemala — 0.0%
Republic of Guatemala
(b)
5.38%, 04/24/32 .................. USD 1,693 1,825,583
4.65%, 10/07/41 .................. 3,402 3,281,442
5,107,025
Hungary — 0.0%
Hungary Government Bond, 3.13%
,
09/21/51
(b)
2,500 2,325,469
Indonesia — 0.1%
Perusahaan Perseroan Persero PT Perusahaan
Listrik Negara
(d)
6.15%, 05/21/48 .................. 1,400 1,605,646
4.88%, 07/17/49 .................. 1,800 1,775,025
Republic of Indonesia
4.75%, 01/08/26
(d)
................. 4,508 4,944,149
3.50%, 01/11/28 .................. 1,220 1,280,848
4.10%, 04/24/28 .................. 4,070 4,416,713
4.75%, 02/11/29 .................. 1,527 1,714,225
5.13%, 01/15/45
(d)
................. 3,000 3,465,330
19,201,936
Israel — 0.0%
State of Israel Government Bond, 2.75%
,
07/03/30 ....................... 2,503 2,578,090
Mexico — 0.1%
United Mexican States
4.50%, 04/22/29 .................. 5,024 5,438,480
4.75%, 03/08/44 .................. 2,402 2,469,256
4.35%, 01/15/47 .................. 8,830 8,547,440
4.50%, 01/31/50 .................. 2,560 2,533,120
4.40%, 02/12/52 .................. 1,655 1,597,903
20,586,199
Mongolia — 0.0%
State of Mongolia, 5.13%
,
04/07/26
(d)
...... 2,067 2,087,897
Morocco — 0.1%
Kingdom of Morocco
(b)
3.00%, 12/15/32 .................. 5,575 5,149,906
4.00%, 12/15/50 .................. 5,807 4,994,020
10,143,926
Oman — 0.0%
Oman Government Bond, 7.38%
,
10/28/32
(d)
. 2,230 2,528,263
Oman Sovereign Sukuk Co., 4.88%
,
06/15/30
(b)
1,170 1,229,962
3,758,225
Pakistan — 0.0%
Islamic Republic of Pakistan, 7.38%
,
04/08/31
(d)
2,265 2,118,024
Panama — 0.1%
Republic of Panama
3.88%, 03/17/28 .................. 1,187 1,246,572
3.30%, 01/19/33 .................. 1,360 1,353,880
4.50%, 05/15/47 .................. 4,610 4,754,927
4.50%, 04/01/56 .................. 1,320 1,343,760
4.50%, 01/19/63 .................. 1,310 1,324,410
10,023,549
Paraguay — 0.1%
Republic of Paraguay
5.00%, 04/15/26
(d)
................. 4,144 4,485,362
4.95%, 04/28/31
(b)
................. 5,265 5,729,965
2.74%, 01/29/33
(b)
................. 5,498 5,071,218
5.40%, 03/30/50
(b)
................. 4,031 4,313,926

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Par (000)
Par (000) Value
Paraguay (continued)
5.40%, 03/30/50
(d)
................. USD 2,075 $ 2,220,639
21,821,110
Peru — 0.1%
Peru Government Bond, 1.86%
,
12/01/32 ... 2,600 2,286,863
Republic of Peru
7.35%, 07/21/25 .................. 2,094 2,451,027
4.13%, 08/25/27 .................. 3,060 3,297,724
3.00%, 01/15/34 .................. 1,065 1,020,802
3.30%, 03/11/41 .................. 2,230 2,093,970
11,150,386
Philippines — 0.1%
Republic of Philippines
3.75%, 01/14/29 .................. 5,221 5,652,307
2.95%, 05/05/45 .................. 4,573 4,184,798
9,837,105
Qatar — 0.1%
State of Qatar
4.50%, 04/23/28
(d)
................. 4,627 5,182,240
4.00%, 03/14/29
(b)
................. 6,825 7,507,500
12,689,740
Romania — 0.1%
Romania Government Bond
3.00%, 02/14/31
(b)
................. 4,944 4,790,736
3.63%, 03/27/32
(b)
................. 4,026 4,026,000
4.00%, 02/14/51
(d)
................. 2,552 2,383,568
11,200,304
Russia — 0.0%
Russian Federation, 4.25%
,
06/23/27
(d)
..... 4,600 4,595,400
Saudi Arabia — 0.1%
Kingdom of Saudi Arabia
4.00%, 04/17/25
(d)
................. 3,327 3,523,293
3.63%, 03/04/28
(d)
................. 2,470 2,624,375
4.38%, 04/16/29
(b)
................. 7,447 8,332,299
14,479,967
South Africa — 0.0%
Republic of South Africa, 4.88%
,
04/14/26 ... 2,503 2,613,758
Sri Lanka — 0.1%
Democratic Socialist Republic of Sri Lanka
(d)
6.85%, 03/14/24 .................. 4,647 2,373,746
6.35%, 06/28/24 .................. 4,812 2,462,541
7.85%, 03/14/29 .................. 2,972 1,447,550
7.55%, 03/28/30 .................. 3,722 1,812,846
8,096,683
Ukraine — 0.0%
Ukraine Government Bond
8.99%, 02/01/24
(d)
................. 3,160 2,923,000
9.75%, 11/01/28
(d)
................. 3,073 2,896,303
7.25%, 03/15/33
(b)
................. 1,548 1,300,320
7,119,623
Uruguay — 0.0%
Oriental Republic of Uruguay, 4.38%
,
10/27/27 4,449 4,879,048
Total Foreign Government Obligations — 1.6%
(Cost: $285,347,167) .............................. 275,712,192
Security
Shares
Shares Value
Investment Companies — 3.1%
iShares Core Dividend Growth ETF
(r)
....... 3,100,737 $ 166,757,635
iShares iBoxx $ High Yield Corporate Bond
ETF
(h)(r)
......................... 4,111,785 348,268,190
iShares Trust 1-5 Year Investment Grade
Corporate Bond ETF
(r)
.............. 810,949 43,166,815
MPLX LP ......................... 61,895 2,031,394
Western Midstream Partners LP .......... 26,546 632,857
Total Investment Companies — 3.1%
(Cost: $541,882,905) .............................. 560,856,891
Par (000)
Par (000)
Non-Agency Mortgage-Backed Securities — 5.5%
Collateralized Mortgage Obligations — 1.4%
Adjustable Rate Mortgage Trust
(a)
Series 2005-8, Class 2A1, 2.80%, 11/25/35 USD 1,548 1,435,163
Series 2005-8, Class 7A2, (LIBOR USD 1
Month + 0.56%), 0.67%, 11/25/35 .... 874 872,073
Series 2005-9, Class 5A1, (LIBOR USD 1
Month + 0.54%), 0.65%, 11/25/35 .... 643 649,719
Alternative Loan Trust
Series 2005-16, Class A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT + 1.65%), 1.73%, 06/25/35
(a)
.... 451 429,708
Series 2005-36, Class 2A1A, (LIBOR USD 1
Month + 0.62%), 0.73%, 08/25/35
(a)
... 1,329 1,206,725
Series 2005-61, Class 1A1, (LIBOR USD 1
Month + 0.52%), 0.63%, 12/25/35
(a)
... 187 182,894
Series 2005-63, Class 3A3, 2.80%,
11/25/35
(a)
.................... 2,126 2,056,727
Series 2005-63, Class 5A1, 3.34%,
12/25/35
(a)
.................... 64 62,638
Series 2005-64CB, Class 1A1, 5.50%,
12/25/35 ..................... 56 56,217
Series 2005-72, Class A3, (LIBOR USD 1
Month + 0.60%), 0.71%, 01/25/36
(a)
... 2,132 2,046,566
Series 2005-76, Class 2A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 1.00%), 1.09%,
02/25/36
(a)
.................... 4,285 4,089,778
Series 2006-11CB, Class 1A5, 6.00%,
05/25/36 ..................... 701 539,993
Series 2006-15CB, Class A1, 6.50%,
06/25/36 ..................... 1,058 746,250
Series 2006-20CB, Class A9, 6.00%,
07/25/36 ..................... 497 310,835
Series 2006-2CB, Class A6, 5.50%,
03/25/36 ..................... 765 457,212
Series 2006-45T1, Class 1A10, 6.00%,
02/25/37 ..................... 2,795 1,722,099
Series 2006-45T1, Class 2A2, 6.00%,
02/25/37 ..................... 1,846 1,374,577
Series 2006-7CB, Class 1A6, 6.00%,
05/25/36 ..................... 882 645,156
Series 2006-9T1, Class A7, 6.00%, 05/25/36 327 194,332
Series 2006-J7, Class 2A1, (Cost of Funds
for the 11th District of San Francisco +
1.50%), 1.72%, 11/20/46
(a)
......... 4,104 3,127,590
Series 2006-J8, Class A5, 6.00%, 02/25/37 1,309 788,637
Series 2006-OA14, Class 1A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 1.73%), 1.82%,
11/25/46
(a)
.................... 5,432 4,695,361

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2006-OA14, Class 2A1, (LIBOR USD
1 Month + 0.38%), 0.49%, 11/25/46
(a)
.. USD 3,779 $ 3,437,816
Series 2006-OA14, Class 3A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.85%), 0.94%,
11/25/46
(a)
.................... 7,805 7,091,917
Series 2006-OA16, Class A2, (LIBOR USD 1
Month + 0.38%), 0.49%, 10/25/46
(a)
... 342 332,515
Series 2006-OA2, Class A1, (LIBOR USD 1
Month + 0.42%), 0.52%, 05/20/46
(a)
... 1,423 1,289,570
Series 2006-OA3, Class 2A1, (LIBOR USD 1
Month + 0.42%), 0.53%, 05/25/36
(a)
... 7,682 7,081,873
Series 2006-OA8, Class 1A1, (LIBOR USD 1
Month + 0.38%), 0.49%, 07/25/46
(a)
... 10,240 9,323,135
Series 2007-12T1, Class A22, 5.75%,
06/25/37 ..................... 1,966 1,290,590
Series 2007-12T1, Class A5, 6.00%,
06/25/37 ..................... 436 295,149
Series 2007-15CB, Class A7, 6.00%,
07/25/37 ..................... 272 219,212
Series 2007-18CB, Class 2A25, 6.00%,
08/25/37 ..................... 240 183,101
Series 2007-19, Class 1A4, 6.00%, 08/25/37 1,208 831,156
Series 2007-19, Class 1A8, 6.00%, 08/25/37 588 404,391
Series 2007-25, Class 1A3, 6.50%, 11/25/37 3,254 2,092,589
Series 2007-9T1, Class 1A1, 6.00%,
05/25/37 ..................... 494 314,289
Series 2007-9T1, Class 2A1, 6.00%,
05/25/37 ..................... 3,203 2,039,546
Series 2007-9T1, Class 2A2, 6.00%,
05/25/37 ..................... 550 350,094
Series 2007-AL1, Class A1, (LIBOR USD 1
Month + 0.25%), 0.36%, 06/25/37
(a)
... 6,457 5,649,579
Series 2007-J1, Class 2A5, 6.00%, 03/25/37 1,633 904,436
Series 2007-OA11, Class A1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 1.38%), 1.47%,
11/25/47
(a)
.................... 1,616 1,488,985
Series 2007-OA3, Class 1A1, (LIBOR USD 1
Month + 0.28%), 0.39%, 04/25/47
(a)
... 10,111 9,243,033
Series 2007-OA4, Class A1, (LIBOR USD 1
Month + 0.34%), 0.45%, 05/25/47
(a)
... 3,851 3,696,779
Series 2007-OA8, Class 2A1, (LIBOR USD 1
Month + 0.36%), 0.47%, 06/25/47
(a)
... 8,725 7,090,425
Alternative Loan Trust Resecuritization, Series
2006-22R, Class 1A6, 6.00%, 05/25/36 ... 1,095 844,037
American Home Mortgage Assets Trust
Series 2006-3, Class 1A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT + 0.97%), 1.06%, 10/25/46
(a)
.... 10,712 10,287,204
Series 2006-3, Class 2A11, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.94%), 1.03%,
10/25/46
(a)
.................... 5,104 4,144,040
Series 2007-3, Class 22A1, 6.75%,
06/25/37
(e)
.................... 671 640,971
Banc of America Funding Trust
(a)
Series 2006-7, Class T2A3, 5.69%, 10/25/36 337 325,098
Series 2006-D, Class 6A1, 2.82%, 05/20/36 297 299,674
Series 2007-D, Class 1A1, (LIBOR USD 1
Month + 0.42%), 0.52%, 06/20/47 .... 1,179 1,075,521
Banc of America Mortgage Trust, Series 2004-
L, Class 4A1, 2.30%, 01/25/35
(a)
........ 2 1,652
Bear Stearns ALT-A Trust, Series 2006-2, Class
11A1, (LIBOR USD 1 Month + 0.44%),
0.55%, 04/25/36
(a)
................. 4,966 7,248,956
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Bear Stearns Asset-Backed Securities I Trust
(e)
Series 2005-AC9, Class A5, 6.25%,
12/25/35 ..................... USD 713 $ 626,697
Series 2006-AC1, Class 1A2, 6.25%,
02/25/36 ..................... 928 797,707
Bear Stearns Mortgage Funding Trust
(a)
Series 2007-AR2, Class A1, (LIBOR USD 1
Month + 0.17%), 0.28%, 03/25/37 .... 1,220 1,162,724
Series 2007-AR3, Class 1A1, (LIBOR USD 1
Month + 0.14%), 0.25%, 03/25/37 .... 1,819 1,749,345
Series 2007-AR4, Class 1A1, (LIBOR USD 1
Month + 0.20%), 0.31%, 09/25/47 .... 2,111 2,099,441
CHL Mortgage Pass-Through Trust
Series 2005-11, Class 4A1, (LIBOR USD 1
Month + 0.27%), 0.38%, 04/25/35
(a)
... 972 930,509
Series 2005-9, Class 1A1, (LIBOR USD 1
Month + 0.60%), 0.71%, 05/25/35
(a)
... 2,957 2,470,600
Series 2006-OA4, Class A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.96%), 1.05%,
04/25/46
(a)
.................... 2,648 1,000,312
Series 2007-21, Class 1A1, 6.25%, 02/25/38 150 99,740
Series 2007-J2, Class 2A6, 6.00%, 07/25/37 631 334,556
Series 2007-J2, Class 2A8, 6.00%, 07/25/37 964 510,870
CitiMortgage Alternative Loan Trust, Series
2007-A1, Class 1A5, 6.00%, 01/25/37 .... 72 71,913
Credit Suisse Mortgage Capital Certificates,
Series 2008-2R, Class 1A1, 6.00%,
07/25/37
(b)
...................... 467 441,354
CSMC Trust, Series 2011-4R, Class 1A2,
(LIBOR USD 1 Month + 1.50%), 1.60%,
09/27/37
(a)(b)
..................... 5,553 5,118,180
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-OA4, Class 3A1, (LIBOR USD 1
Month + 0.19%), 0.30%, 08/25/47
(a)
..... 11,866 11,317,373
First Horizon Alternative Mortgage Securities
Trust, Series 2006-AA8, Class 1A1, 2.22%,
02/25/37
(a)
...................... 1,194 861,326
GMACM Mortgage Loan Trust, Series 2005-
AR2, Class 4A, 3.17%, 05/25/35
(a)
...... 30 29,386
GreenPoint Mortgage Funding Trust
(a)
Series 2006-AR1, Class GA1B, (LIBOR USD
1 Month + 0.17%), 0.28%, 02/25/36 ... 2,518 2,386,565
Series 2006-AR2, Class 4A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 2.00%), 2.09%,
03/25/36 ..................... 1,397 1,387,674
Impac CMB Trust, Series 2005-6, Class 1A1,
(LIBOR USD 1 Month + 0.50%), 0.61%,
10/25/35
(a)
...................... 1,553 1,548,326
IndyMac IMSC Mortgage Loan Trust
Series 2007-F2, Class 1A4, 6.00%, 07/25/37 671 640,496
Series 2007-F2, Class 2A1, 6.50%, 07/25/37 2,212 1,049,100
IndyMac INDX Mortgage Loan Trust
(a)
Series 2007-AR15, Class 1A1, 2.83%,
08/25/37 ..................... 115 101,247
Series 2007-AR15, Class 2A1, 3.09%,
08/25/37 ..................... 525 474,846
Lehman XS Trust, Series 2007-20N, Class A1,
(LIBOR USD 1 Month + 1.15%), 1.26%,
12/25/37
(a)
...................... 7,927 8,417,255
Loan Revolving Advance Investment Trust
(a)(b)
Series 2021-1, Class A1X, (LIBOR USD 1
Month + 2.75%), 2.85%, 12/31/22 .... 8,020 7,938,893
Series 2021-2, Class A1X, (LIBOR USD 1
Month + 2.75%), 2.84%, 06/30/23 .... 11,430 11,314,068

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Merrill Lynch Mortgage Investors Trust
(a)
Series 2005-A9, Class 2A1E, 2.48%,
12/25/35 ..................... USD 473 $ 462,976
Series 2006-1, Class 2A1, 1.96%, 02/25/36 352 371,226
Prima Capital CRE Securitization Ltd.
(b)(c)
Series 2015-4A, Class C, 4.00%, 08/24/49 . 3,210 3,140,343
Series 2016-6A, Class C, 4.00%, 08/24/40 . 16,500 16,348,200
Prime Mortgage Trust
(b)
Series 2006-DR1, Class 1A2, 6.00%,
05/25/35 ..................... 1 954
Series 2006-DR1, Class 2A1, 5.50%,
05/25/35 ..................... 390 371,243
RALI Trust, Series 2007-QS4, Class 3A2,
6.00%, 03/25/37 .................. 177 171,350
Residential Asset Securitization Trust, Series
2006-A15, Class A12, 6.25%, 01/25/37 ... 316 162,481
RFMSI Trust, Series 2007-S7, Class A20,
6.00%, 07/25/37 .................. 39 36,570
Structured Adjustable Rate Mortgage Loan
Trust, Series 2007-3, Class 3A1, 3.08%,
04/25/47
(a)
...................... 233 144,061
Structured Asset Mortgage Investments II
Trust
(a)
Series 2006-AR2, Class A1, (LIBOR USD 1
Month + 0.46%), 0.57%, 02/25/36 .... 976 920,345
Series 2006-AR4, Class 3A1, (LIBOR USD 1
Month + 0.38%), 0.49%, 06/25/36 .... 7,728 7,304,590
Series 2006-AR6, Class 2A1, (LIBOR USD 1
Month + 0.38%), 0.49%, 07/25/46 .... 10,185 8,635,474
Series 2007-AR4, Class GA4B, (LIBOR USD
1 Month + 0.18%), 0.29%, 09/25/47 ... 2,076 2,134,514
WaMu Mortgage Pass-Through Certificates
Trust
(a)
Series 2007-OA5, Class 1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.75%), 0.84%,
06/25/47 ..................... 5,823 5,625,002
Series 2007-OA6, Class 1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.81%), 0.90%,
07/25/47 ..................... 3,278 2,948,064
Washington Mutual Mortgage Pass-Through
Certificates WMALT Trust
Series 2006-8, Class A5, 6.13%, 10/25/36
(e)
1,118 539,241
Series 2006-AR5, Class 1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.98%), 1.07%,
06/25/46
(a)
.................... 4,005 2,948,240
Series 2006-AR8, Class 2A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.85%), 0.94%,
10/25/46
(a)
.................... 5,188 4,716,568
Series 2007-OA1, Class 2A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.72%), 0.81%,
12/25/46
(a)
.................... 4,710 4,198,640
Series 2007-OA5, Class A1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.84%), 0.93%,
05/25/47
(a)
.................... 2,878 2,648,837
245,917,005
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities — 4.0%
245 Park Avenue Trust, Series 2017-245P,
Class E, 3.66%, 06/05/37
(a)(b)
.......... USD 7,780 $ 7,244,780
280 Park Avenue Mortgage Trust, Series
2017-280P, Class E, (LIBOR USD 1 Month +
2.12%), 2.23%, 09/15/34
(a)(b)
.......... 29,015 28,796,543
Ashford Hospitality Trust, Series 2018-ASHF,
Class D, (LIBOR USD 1 Month + 2.10%),
2.21%, 04/15/35
(a)(b)
................ 3,467 3,410,890
Atrium Hotel Portfolio Trust
(a)(b)
Series 2017-ATRM, Class D, (LIBOR USD 1
Month + 1.95%), 2.06%, 12/15/36 .... 11,310 11,153,308
Series 2017-ATRM, Class E, (LIBOR USD 1
Month + 3.05%), 3.16%, 12/15/36 .... 1,490 1,415,118
BAMLL Commercial Mortgage Securities Trust
(a)
(b)
Series 2017-SCH, Class CL, (LIBOR USD 1
Month + 1.50%), 1.61%, 11/15/32 .... 3,225 2,832,163
Series 2017-SCH, Class DL, (LIBOR USD 1
Month + 2.00%), 2.11%, 11/15/32 ..... 3,965 3,281,870
Series 2018-DSNY, Class D, (LIBOR USD 1
Month + 1.70%), 1.81%, 09/15/34 .... 11,982 11,861,897
Barclays Commercial Mortgage Trust, Series
2019-C3, Class C, 4.18%, 05/15/52 ..... 3,442 3,565,821
Bayview Commercial Asset Trust
(a)(b)
Series 2005-2A, Class A1, (LIBOR USD 1
Month + 0.47%), 0.57%, 08/25/35 .... 3,299 3,172,017
Series 2005-3A, Class A1, (LIBOR USD 1
Month + 0.48%), 0.59%, 11/25/35 .... 728 694,401
Series 2007-1, Class A1, (LIBOR USD 1
Month + 0.22%), 0.33%, 03/25/37 .... 2,525 2,440,259
Series 2007-3, Class A2, (LIBOR USD 1
Month + 0.29%), 0.40%, 07/25/37 .... 3,817 3,626,355
Series 2007-4A, Class A1, (LIBOR USD 1
Month + 0.45%), 0.56%, 09/25/37 .... 1,006 966,613
Series 2007-6A, Class A4A, (LIBOR USD 1
Month + 1.50%), 1.61%, 12/25/37 .... 2,150 2,117,039
BBCMS Mortgage Trust
(a)(b)
Series 2017-DELC, Class E, (LIBOR USD 1
Month + 2.50%), 2.61%, 08/15/36 .... 2,710 2,693,196
Series 2017-DELC, Class F, (LIBOR USD 1
Month + 3.50%), 3.61%, 08/15/36 .... 1,800 1,784,167
Series 2018-CHRS, Class E, 4.27%,
08/05/38 ..................... 1,750 1,530,275
BB-UBS Trust, Series 2012-SHOW, Class E,
4.03%, 11/05/36
(a)(b)
................ 2,672 2,557,274
Benchmark Mortgage Trust
(a)
Series 2018-B3, Class D, 3.04%, 04/10/51
(b)
1,250 1,130,766
Series 2018-B7, Class C, 4.86%, 05/15/53 . 4,770 5,086,572
BFLD Trust, Series 2020-EYP, Class E, (LIBOR
USD 1 Month + 3.70%), 3.81%, 10/15/35
(a)(b)
3,600 3,600,002
BPR Trust, Series 2021-TY, Class E, (LIBOR
USD 1 Month + 3.60%), 3.71%, 09/15/38
(a)(b)
4,495 4,486,442
BWAY Mortgage Trust
(b)
Series 2013-1515, Class D, 3.63%, 03/10/33 3,600 3,643,647
Series 2013-1515, Class E, 3.72%, 03/10/33 2,000 2,002,889
BX Commercial Mortgage Trust
(a)(b)
Series 2018-IND, Class G, (LIBOR USD 1
Month + 2.05%), 2.16%, 11/15/35 .... 10,150 10,111,320
Series 2018-IND, Class H, (LIBOR USD 1
Month + 3.00%), 3.11%, 11/15/35 ..... 11,550 11,492,080
Series 2019-XL, Class G, (LIBOR USD 1
Month + 2.30%), 2.41%, 10/15/36 .... 6,375 6,295,068
Series 2019-XL, Class J, (LIBOR USD 1
Month + 2.65%), 2.76%, 10/15/36 .... 14,288 14,073,495
Series 2020-BXLP, Class G, (LIBOR USD 1
Month + 2.50%), 2.61%, 12/15/36 .... 6,133 6,071,663

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2020-FOX, Class E, (LIBOR USD 1
Month + 3.60%), 3.71%, 11/15/32 .... USD 5,499 $ 5,494,340
Series 2021-21M, Class E, (LIBOR USD 1
Month + 2.17%), 2.28%, 10/15/36 .... 11,186 11,067,142
Series 2021-CIP, Class E, (LIBOR USD 1
Month + 2.82%), 2.93%, 12/15/38 .... 13,437 13,428,903
Series 2021-NWM, Class A, (LIBOR USD 1
Month + 0.91%), 1.02%, 02/15/33
(c)
... 14,812 14,737,940
Series 2021-NWM, Class B, (LIBOR USD 1
Month + 2.15%), 2.26%, 02/15/33
(c)
... 8,685 8,641,575
Series 2021-NWM, Class C, (LIBOR USD 1
Month + 4.25%), 4.36%, 02/15/33
(c)
... 5,735 5,706,325
Series 2021-SOAR, Class J, (LIBOR USD 1
Month + 3.75%), 3.86%, 06/15/38 .... 8,800 8,645,784
Series 2021-VINO, Class F, (LIBOR USD 1
Month + 2.80%), 2.91%, 05/15/38 .... 18,644 18,457,849
Series 2021-XL2, Class F, (LIBOR USD 1
Month + 2.24%), 2.35%, 10/15/38 .... 13,980 13,753,032
BX Trust
(a)(b)
Series 2021-ARIA, Class G, (LIBOR USD 1
Month + 3.14%), 3.25%, 10/15/36 .... 13,310 13,209,959
Series 2021-LBA, Class GJV, (LIBOR USD 1
Month + 3.00%), 3.11%, 02/15/36 .... 11,900 11,712,421
Series 2021-LBA, Class GV, (LIBOR USD 1
Month + 3.00%), 3.11%, 02/15/36 .... 8,900 8,759,709
Series 2021-MFM1, Class E, (LIBOR USD 1
Month + 2.25%), 2.36%, 01/15/34 .... 4,680 4,607,211
Series 2021-MFM1, Class F, (LIBOR USD 1
Month + 3.00%), 3.11%, 01/15/34 .... 7,240 7,203,861
Series 2021-SDMF, Class J, (LIBOR USD 1
Month + 4.03%), 4.14%, 09/15/34 .... 1,259 1,251,253
Series 2021-SOAR, Class G, (LIBOR USD 1
Month + 2.80%), 2.91%, 06/15/38 .... 11,180 10,983,883
Series 2021-VIEW, Class E, (LIBOR USD 1
Month + 3.60%), 3.71%, 06/15/23 .... 9,532 9,513,064
BXP Trust
(a)(b)
Series 2017-CC, Class D, (LIBOR USD 1
Month + 0.00%), 3.55%, 08/13/37 .... 6,800 6,737,422
Series 2017-CC, Class E, (LIBOR USD 1
Month + 0.00%), 3.55%, 08/13/37 .... 10,985 10,687,171
Series 2021-601L, Class D, 2.78%, 01/15/44 5,360 4,829,118
CFCRE Commercial Mortgage Trust
Series 2016-C4, Class C, 4.85%, 05/10/58
(a)
3,330 3,494,332
Series 2018-TAN, Class A, 4.24%,
02/15/33
(b)
.................... 3,600 3,661,399
Series 2018-TAN, Class C, 5.29%,
02/15/33
(b)
.................... 2,100 2,134,277
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class C, 5.09%,
03/10/47
(a)
.................... 2,278 2,372,715
Series 2015-GC27, Class C, 4.42%,
02/10/48
(a)
.................... 2,267 2,317,144
Series 2016-C1, Class C, 4.94%, 05/10/49
(a)
2,870 3,053,062
Series 2016-C1, Class D, 4.94%, 05/10/49
(a)
(b)
.......................... 980 975,958
Series 2016-GC37, Class C, 4.93%,
04/10/49
(a)
.................... 2,640 2,737,544
Series 2016-GC37, Class D, 2.79%,
04/10/49
(b)
.................... 3,446 3,068,375
Series 2016-P3, Class C, 4.89%, 04/15/49
(a)
1,271 1,290,982
Series 2018-C6, Class C, 5.07%, 11/10/51
(a)
3,976 4,317,981
Commercial Mortgage Trust
Series 2013-300P, Class D, 4.39%,
08/10/30
(a)(b)
................... 3,000 3,007,443
Series 2013-GAM, Class E, 3.42%,
02/10/28
(a)(b)
................... 5,000 4,742,888
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2014-CR15, Class C, 4.69%,
02/10/47
(a)
.................... USD 2,050 $ 2,130,661
Series 2015-CR23, Class B, 4.18%,
05/10/48
(a)
.................... 9,520 9,840,065
Series 2015-LC19, Class C, 4.23%,
02/10/48
(a)
.................... 6,513 6,703,934
Series 2015-LC19, Class D, 2.87%,
02/10/48
(b)
.................... 1,580 1,491,315
Series 2015-LC21, Class C, 4.33%,
07/10/48
(a)
.................... 6,010 6,172,687
Series 2016-667M, Class D, 3.18%,
10/10/36
(a)(b)
................... 3,200 3,006,563
Series 2017-COR2, Class D, 3.00%,
09/10/50
(b)
.................... 709 646,464
Series 2018-HCLV, Class B, (LIBOR USD 1
Month + 1.40%), 1.51%, 09/15/33
(a)(b)
.. 2,500 2,472,018
Credit Suisse Mortgage Capital Certificates,
Series 2021-980M, Class E, 3.54%,
07/15/31
(a)(b)
..................... 1,450 1,343,285
CSAIL Commercial Mortgage Trust
(a)
Series 2016-C6, Class C, 4.92%, 01/15/49 3,950 4,051,312
Series 2018-C14, Class D, 4.92%,
11/15/51
(b)
.................... 2,545 2,586,036
CSMC Trust
(a)(b)
Series 2020-FACT, Class E, (LIBOR USD 1
Month + 4.86%), 4.97%, 10/15/37 .... 4,661 4,711,224
Series 2021-BHAR, Class E, (LIBOR USD 1
Month + 3.50%), 3.61%, 11/15/38 .... 1,338 1,338,466
DBGS Mortgage Trust, Series 2018-BIOD,
Class F, (LIBOR USD 1 Month + 2.00%),
2.10%, 05/15/35
(a)(b)
................ 4,998 4,942,102
DBUBS Mortgage Trust
(a)(b)
Series 2017-BRBK, Class E, (LIBOR USD 1
Month + 0.00%), 3.53%, 10/10/34 .... 10,428 10,316,588
Series 2017-BRBK, Class F, 3.53%,
10/10/34 ..................... 2,890 2,799,991
ELP Commercial Mortgage Trust
(a)(b)
Series 2021-ELP, Class G, (LIBOR USD 1
Month + 3.12%), 3.22%, 11/15/38 .... 11,890 11,785,193
Series 2021-ELP, Class J, (LIBOR USD 1
Month + 3.61%), 3.72%, 11/15/38 .... 4,560 4,536,773
Extended Stay America Trust
(a)(b)
Series 2021-ESH, Class D, (LIBOR USD 1
Month + 2.25%), 2.36%, 07/15/38 .... 10,088 10,081,861
Series 2021-ESH, Class E, (LIBOR USD 1
Month + 2.85%), 2.96%, 07/15/38 .... 6,530 6,525,888
Series 2021-ESH, Class F, (LIBOR USD 1
Month + 3.70%), 3.81%, 07/15/38 .... 6,816 6,813,918
GS Mortgage Securities Corp. II, Series 2005-
ROCK, Class J, 5.86%, 05/03/32
(b)
...... 1,500 1,532,180
GS Mortgage Securities Corp. Trust, Series
2021-DM, Class F, (LIBOR USD 1 Month +
3.44%), 3.54%, 11/15/36
(a)(b)
.......... 6,640 6,621,355
GS Mortgage Securities Trust
Series 2015-GC32, Class C, 4.42%,
07/10/48
(a)
.................... 1,075 1,102,164
Series 2015-GC32, Class D, 3.35%,
07/10/48 ..................... 1,162 1,085,661
Series 2017-GS7, Class D, 3.00%,
08/10/50
(b)
.................... 2,749 2,500,441
Harvest Commercial Capital Loan Trust
(a)(b)
Series 2019-1, Class M4, 4.64%, 09/25/46 . 3,150 3,074,312
Series 2019-1, Class M5, 5.73%, 09/25/46 . 2,000 1,902,426
HONO Mortgage Trust
(a)(b)
Series 2021-LULU, Class E, (LIBOR USD 1
Month + 3.35%), 3.46%, 10/15/36 .... 4,743 4,732,890

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2021-LULU, Class F, (LIBOR USD 1
Month + 4.40%), 4.51%, 10/15/36 .... USD 1,177 $ 1,174,549
JPMBB Commercial Mortgage Securities
Trust, Series 2015-C33, Class D1, 4.11%,
12/15/48
(a)(b)
..................... 1,898 1,819,106
JPMCC Commercial Mortgage Securities
Trust
(a)
Series 2017-JP5, Class C, 3.85%, 03/15/50 5,137 5,159,316
Series 2017-JP5, Class D, 4.60%,
03/15/50
(b)
.................... 2,832 2,728,347
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C5, Class C, 4.51%, 03/15/50
(a)
1,486 1,417,343
JPMorgan Chase Commercial Mortgage
Securities Trust
(a)
Series 2015-JP1, Class D, 4.22%, 01/15/49 5,750 5,436,965
Series 2019-OSB, Class E, 3.78%,
06/05/39
(b)
.................... 2,800 2,811,141
Series 2022-OPO, Class D, 3.45%,
01/05/39
(b)
.................... 3,360 3,168,534
KNDL Mortgage Trust, Series 2019-KNSQ,
Class E, (LIBOR USD 1 Month + 1.80%),
1.91%, 05/15/36
(a)(b)
................ 12,751 12,694,618
Life Mortgage Trust, Series 2021-BMR, Class
F, (LIBOR USD 1 Month + 2.35%), 2.46%,
03/15/38
(a)(b)
..................... 10,938 10,801,513
LSTAR Commercial Mortgage Trust, Series
2017-5, Class C, 4.69%, 03/10/50
(a)(b)
.... 3,375 3,448,409
LUXE Trust, Series 2021-TRIP, Class E,
(LIBOR USD 1 Month + 2.75%), 2.86%,
10/15/38
(a)(b)
..................... 920 918,012
MAD Mortgage Trust, Series 2017-330M, Class
D, 4.11%, 08/15/34
(a)(b)
.............. 3,305 3,299,880
Med Trust
(a)(b)
Series 2021-MDLN, Class F, (LIBOR USD 1
Month + 4.00%), 4.11%, 11/15/38 ..... 13,800 13,645,094
Series 2021-MDLN, Class G, (LIBOR USD 1
Month + 5.25%), 5.36%, 11/15/38 .... 25,270 24,953,407
MF1 Multifamily Housing Mortgage Loan Trust,
Series 2021-W10, Class G, (SOFR30A +
4.22%), 4.27%, 12/15/34
(a)(b)
.......... 3,940 3,953,559
MHP, Series 2021-STOR, Class J, (LIBOR USD
1 Month + 3.95%), 4.06%, 07/15/38
(a)(b)
... 1,897 1,889,310
Morgan Stanley Bank of America Merrill Lynch
Trust
Series 2015-C23, Class D, 4.14%,
07/15/50
(a)(b)
................... 727 707,751
Series 2015-C25, Class D, 3.07%, 10/15/48 3,435 3,234,000
Series 2015-C26, Class D, 3.06%,
10/15/48
(b)
.................... 1,812 1,705,763
Series 2017-C33, Class C, 4.56%,
05/15/50
(a)
.................... 3,161 3,209,852
Morgan Stanley Capital I Trust
Series 2015-MS1, Class C, 4.03%,
05/15/48
(a)
.................... 1,530 1,510,359
Series 2015-MS1, Class D, 4.03%,
05/15/48
(a)(b)
................... 3,925 3,610,376
Series 2017-CLS, Class E, (LIBOR USD 1
Month + 1.95%), 2.06%, 11/15/34
(a)(b)
.. 3,998 3,977,917
Series 2017-CLS, Class F, (LIBOR USD 1
Month + 2.60%), 2.71%, 11/15/34
(a)(b)
.. 7,904 7,844,449
Series 2017-H1, Class D, 2.55%, 06/15/50
(b)
7,130 6,164,225
Series 2017-HR2, Class D, 2.73%, 12/15/50 1,570 1,376,321
Series 2018-H3, Class C, 4.86%, 07/15/51
(a)
2,880 3,127,120
Series 2018-MP, Class E, 4.28%, 07/11/40
(a)
(b)
.......................... 2,112 1,877,866
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2018-SUN, Class F, (LIBOR USD 1
Month + 2.55%), 2.66%, 07/15/35
(a)(b)
.. USD 4,040 $ 3,984,322
Motel Trust, Series 2021-MTL6, Class F,
(LIBOR USD 1 Month + 3.55%), 3.66%,
09/15/38
(a)(b)
..................... 2,025 2,022,557
Olympic Tower Mortgage Trust, Series 2017-
OT, Class E, 3.95%, 05/10/39
(a)(b)
....... 8,300 7,296,385
PKHL Commercial Mortgage Trust, Series
2021-MF, Class G, (LIBOR USD 1 Month +
4.35%), 4.46%, 07/15/38
(a)(b)
.......... 1,400 1,399,144
SREIT Trust, Series 2021-MFP2, Class J,
(LIBOR USD 1 Month + 3.92%), 4.02%,
11/15/36
(a)(b)
..................... 2,377 2,367,564
STWD Trust, Series 2021-FLWR, Class G,
(LIBOR USD 1 Month + 3.67%), 3.78%,
07/15/23
(a)(b)
..................... 2,956 2,944,016
TPGI Trust
(a)(b)
Series 2021-DGWD, Class F, (LIBOR USD 1
Month + 3.00%), 3.11%, 06/15/26 .... 5,180 5,148,015
Series 2021-DGWD, Class G, (LIBOR USD
1 Month + 3.85%), 3.96%, 06/15/26 ... 1,794 1,782,249
VCC Trust, Series 2020-MC1, Class A, 4.50%,
06/25/45
(a)(b)
..................... 3,245 3,251,219
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS3, Class B, 4.50%,
09/15/57
(a)
.................... 1,600 1,695,291
Series 2015-P2, Class D, 3.24%, 12/15/48
(b)
593 514,386
Series 2016-C37, Class C, 4.49%,
12/15/49
(a)
.................... 2,803 2,858,385
Series 2016-LC25, Class C, 4.34%,
12/15/59
(a)
.................... 8,320 8,526,419
Series 2016-NXS5, Class B, 4.95%,
01/15/59
(a)
.................... 1,875 1,983,624
Series 2016-NXS5, Class D, 4.98%,
01/15/59
(a)
.................... 400 409,965
Series 2016-NXS6, Class C, 4.39%,
11/15/49
(a)
.................... 4,783 4,936,273
Series 2017-C39, Class C, 4.12%, 09/15/50 3,268 3,349,824
Series 2017-C39, Class D, 4.34%,
09/15/50
(a)(b)
................... 1,690 1,612,284
Series 2017-C41, Class D, 2.60%,
11/15/50
(a)(b)
................... 487 391,430
Series 2018-C44, Class C, 4.83%,
05/15/51
(a)
.................... 2,346 2,510,661
Series 2018-C44, Class D, 3.00%,
05/15/51
(b)
.................... 2,150 1,916,914
Series 2018-C45, Class C, 4.73%, 06/15/51 1,158 1,218,972
WFRBS Commercial Mortgage Trust, Series
2014-C22, Class C, 3.76%, 09/15/57
(a)
... 1,300 1,317,953
717,690,719
Interest Only Commercial Mortgage-Backed Securities — 0.1%
(a)
BBCMS Trust
(b)
Series 2015-SRCH, Class XA, 0.93%,
08/10/35 ..................... 74,974 3,023,703
Series 2015-SRCH, Class XB, 0.19%,
08/10/35 ..................... 35,000 389,200
CFCRE Commercial Mortgage Trust, Series
2016-C6, Class XA, 1.10%, 11/10/49 .... 60,750 2,615,203
Commercial Mortgage Trust
Series 2014-UBS5, Class XB2, 0.74%,
09/10/47
(b)
.................... 12,675 235,248
Series 2015-CR25, Class XA, 0.82%,
08/10/48 ..................... 12,588 311,193

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities (continued)
JPMBB Commercial Mortgage Securities
Trust, Series 2014-C22, Class XA, 0.82%,
09/15/47 ....................... USD 6,458 $ 110,785
JPMDB Commercial Mortgage Securities
Trust, Series 2016-C4, Class XC, 0.75%,
12/15/49
(b)
...................... 40,477 1,228,635
LSTAR Commercial Mortgage Trust, Series
2017-5, Class X, 0.86%, 03/10/50
(b)
..... 36,227 956,728
Morgan Stanley Bank of America Merrill Lynch
Trust
Series 2014-C15, Class XB, 0.33%,
04/15/47
(b)
.................... 80,982 530,319
Series 2015-C26, Class XD, 1.32%,
10/15/48
(b)
.................... 12,675 559,601
Series 2016-C32, Class XA, 0.66%,
12/15/49 ..................... 30,133 828,445
Morgan Stanley Capital I Trust, Series 2016-
UBS9, Class XD, 1.61%, 03/15/49
(b)
..... 13,600 816,136
Natixis Commercial Mortgage Securities Trust
(b)
Series 2017-75B, Class XA, 0.20%,
04/10/37 ..................... 40,610 459,011
Series 2017-75B, Class XB, 0.03%,
04/10/37 ..................... 27,000 78,743
Wells Fargo Commercial Mortgage Trust
Series 2016-BNK1, Class XD, 1.25%,
08/15/49
(b)
.................... 11,784 559,976
Series 2016-LC25, Class XA, 0.84%,
12/15/59 ..................... 19,691 661,049
WFRBS Commercial Mortgage Trust
Series 2014-C20, Class XB, 0.57%,
05/15/47 ..................... 57,079 715,676
Series 2014-LC14, Class XA, 1.25%,
03/15/47 ..................... 25,362 504,367
14,584,018
Total Non-Agency Mortgage-Backed Securities — 5.5%
(Cost: $961,235,392) .............................. 978,191,742
Preferred Securities — 3.5%
Capital Trusts — 2.9%
Banks — 1.2%
(a)(k)
Banco Bilbao Vizcaya Argentaria SA, (EUR
Swap Annual 5 Year + 6.46%), 6.00%
(d)
... EUR 5,600 6,762,666
Bank of America Corp., Series RR, (US
Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 2.76%), 4.38% ....... USD 17,500 17,283,000
Citigroup, Inc.
Series U, (SOFR + 3.81%), 5.00% ...... 39,856 40,299,996
Series V, (SOFR + 3.23%), 4.70% ...... 13,170 13,187,121
Series W, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.60%),
4.00% ....................... 7,270 7,179,125
Series Y, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.00%),
4.15% ....................... 15 14,636
HSBC Holdings plc, (USD Swap Rate 5 Year +
3.71%), 6.37% ................... 2,000 2,100,000
JPMorgan Chase & Co.
Series FF, (SOFR + 3.38%), 5.00% ..... 26,805 27,274,087
Series HH, (SOFR + 3.13%), 4.60% ..... 23,515 23,397,425
PNC Financial Services Group, Inc. (The),
Series T, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 2.60%),
3.40% ......................... 22,250 20,970,402
Security
Par (000)
Par (000) Value
Banks (continued)
US Bancorp, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 2.54%),
3.70% ......................... USD 10,680 $ 10,263,480
Wells Fargo & Co.
Series S, (LIBOR USD 3 Month + 3.11%),
5.90% ....................... 36,100 37,002,500
Series BB, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.45%),
3.90% ....................... 8,065 7,987,979
213,722,417
Capital Markets — 0.6%
(a)(k)
Bank of New York Mellon Corp. (The), Series
H, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.35%), 3.70% . 21,025 21,164,396
Charles Schwab Corp. (The)
Series I, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.17%),
4.00% ....................... 21,725 21,462,779
Series H, (US Treasury Yield Curve Rate T
Note Constant Maturity 10 Year + 3.08%),
4.00% ....................... 25,785 25,263,370
Goldman Sachs Group, Inc. (The)
Series Q, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.62%),
5.50% ....................... 12,030 12,617,665
Series R, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.22%),
4.95% ....................... 6,755 6,948,869
Series T, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 2.97%),
3.80% ....................... 16,500 15,869,535
103,326,614
Consumer Finance — 0.4%
(a)(k)
Ally Financial, Inc., Series B, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.87%), 4.70% .................. 32,950 32,576,017
Discover Financial Services, Series C, (LIBOR
USD 3 Month + 3.08%), 5.50% ........ 20,150 20,956,000
General Motors Financial Co., Inc., Series
C, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.00%), 5.70% . 9,712 10,914,346
64,446,363
Diversified Financial Services — 0.1%
Voya Financial, Inc., Series A, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.36%), 6.13%
(a)(k)
............ 16,815 17,403,525
Electric Utilities — 0.2%
Edison International, Series A, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 4.70%), 5.38%
(a)(k)
............ 36,050 36,568,219
Independent Power and Renewable Electricity Producers — 0.0%
Vistra Corp., (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 5.74%),
7.00%
(a)(b)(k)
...................... 1,923 1,913,385
Insurance — 0.2%
MetLife, Inc., Series G, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.58%), 3.85%
(a)(k)
................ 26,150 26,346,125
Oil, Gas & Consumable Fuels — 0.2%
(a)(k)
Energy Transfer LP
Series B, (LIBOR USD 3 Month + 4.16%),
6.63% ....................... 6,875 6,496,875

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
f
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Series G, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 5.31%),
7.13% ....................... USD 33,025 $ 33,582,297
EnLink Midstream Partners LP, Series C,
(LIBOR USD 3 Month + 4.11%), 6.00% ... 9,499 7,219,240
MPLX LP, Series B, (LIBOR USD 3 Month +
4.65%), 6.87% ................... 170 169,150
47,467,562
Total Capital Trusts — 2.9%
(Cost: $516,172,454) .............................. 511,194,210
Shares
Shares
Preferred Stocks — 0.5%
Consumer Finance — 0.1%
SLM Corp., Series B, (LIBOR USD 3 Month +
1.70%), 1.90%
(a)(k)
................. 136,000 7,942,400
Household Products — 0.0%
Henkel AG & Co. KGaA (Preference) ....... 16,634 1,360,469
Insurance — 0.1%
Allstate Corp. (The), Series H, 5.10%
(k)
..... 735,000 18,940,950
Oil, Gas & Consumable Fuels — 0.1%
Energy Transfer LP, Series E, (LIBOR USD 3
Month + 5.16%), 7.60%
(a)(k)
........... 625,000 15,562,500
Petroleo Brasileiro SA (Preference) ........ 1,072,632 6,538,690
22,101,190
Technology Hardware, Storage &
Peripherals — 0.2%
Samsung Electronics Co. Ltd. (Preference) .. 758,149 42,643,816
Total Preferred Stocks — 0.5%
(Cost: $78,203,770) ............................... 92,988,825
Trust Preferreds — 0.1%
Commercial Services & Supplies — 0.1%
ILFC E-Capital Trust I , (30Y CMT + 1.55%),
3.37%, 12/21/65
(a)(b)
................ 16,872,000 14,045,940
Consumer Finance — 0.0%
ILFC E-Capital Trust II , (LIBOR USD 3 Month +
1.80%), 3.62%, 12/21/65
(a)(b)
.......... 11,944,000 10,361,420
Total Trust Preferreds — 0.1%
(Cost: $27,894,929) ............................... 24,407,360
Total Preferred Securities — 3.5%
(Cost: $622,271,153) .............................. 628,590,395
Security
Par (000)
Par (000) Value
U.S. Government Sponsored Agency Securities — 0.0%
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp. Variable
Rate Notes, Series 2018-W5FX, Class
CFX, (LIBOR USD 1 Month + 0.00%),
3.79%, 04/25/28
(a)(b)
................ USD 4,627 $ 4,477,360
Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp. Variable
Rate Notes, Series 2018-K732, Class B,
4.06%, 05/25/25
(a)(b)
................ 1,500 1,577,465
Total U.S. Government Sponsored Agency Securities — 0.0%
(Cost: $5,955,050) ............................... 6,054,825
Shares
Shares
Warrants — 0.0%
Consumer Finance — 0.0%
Srisawad Corp. PCL (Issued/exercisable
08/14/20, 100 shares for 1 warrant, Expires
08/29/25, Strike Price THB 100.00)
(f)
..... 720 218
Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp. (Issued/exercisable
10/23/20, 1 share for 1 warrant, Expires
10/27/24, Strike Price USD 36.00)
(f)
..... 1,489 22,335
Total Warrants — 0.0%
(Cost: $0) ..................................... 22,553
Total Long-Term Investments — 95.1%
(Cost: $16,504,782,965) ............................ 16,978,757,364
Short-Term Securities — 8.3%
(r)(s)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.01% .................... 1,135,635,173 1,135,635,173
SL Liquidity Series, LLC, Money Market Series,
0.17%
(t)
........................ 357,099,356 357,135,066
Total Short-Term Securities — 8.3%
(Cost: $1,492,773,381) ............................ 1,492,770,239
Total Options Purchased — 0.0%
(Cost: $32,555) ................................. 33,500
Total Investments — 103.4%
(Cost: $17,997,588,901 ) ............................ 18,471,561,103
Liabilities in Excess of Other Assets — (3.4)% ............. (615,507,796)
Net Assets — 100.0% ............................... $ 17,856,053,307
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)
Non-income producing security.
(g)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(h)
All or a portion of this security is on loan.
(i)
Convertible security.
(j)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(k)
Perpetual security with no stated maturity date.
(l)
Issuer filed for bankruptcy and/or is in default.
(m)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $11,683,880, representing 0.07% of its net assets as of period end, and an original cost of $11,734,320.
(n)
Zero-coupon bond.

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
January 31, 2022
(o)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(p)
Fixed rate.
(q)
Rounds to less than 1,000.
(r)
Affiliate of the Fund.
(s)
Annualized 7-day yield as of period end.
(t)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
07/31/21
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/22
Shares
Held at
01/31/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 1,361,801,474 $ — $ (226,166,301) $ — $ — $ 1,135,635,173 1,135,635,173 $ 21,139 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 379,899,919 — (22,689,437) (72,192) (3,224) 357,135,066 357,099,356 2,842,948
(b)
—
iShares Trust 1-5 Year Investment
Grade Corporate Bond ETF .. 44,537,320 — — — (1,370,505) 43,166,815 810,949 333,641 72,166
iShares Core Dividend Growth
ETF .................. 400,880,726 — (236,928,148) 31,059,813 (28,254,756) 166,757,635 3,100,737 2,866,579 —
iShares iBoxx $ High Yield
Corporate Bond ETF ...... 361,179,194 — — — (12,911,004) 348,268,190 4,111,785 6,999,307 —
$ 30,987,621 $ (42,539,489) $ 2,050,962,879 $ 13,063,614 $ 72,166
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
January 31, 2022
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
EURO STOXX 50 Index ..................................................... 2,699 03/18/22 $ 126,860 $ (43,692)
MSCI Emerging Markets E-Mini Index ............................................ 261 03/18/22 15,984 (235,514)
S&P 500 E-Mini Index ...................................................... 2,255 03/18/22 507,854 10,238,435
U.S. Treasury 10 Year Ultra Note ............................................... 11 03/22/22 1,571 (41,608)
U.S. Treasury Ultra Bond .................................................... 232 03/22/22 43,732 (1,052,102)
8,865,519
Short Contracts
Euro-Bund .............................................................. 13 03/08/22 2,470 69,689
GBP Currency ............................................................ 3,936 03/14/22 330,993 (5,348,512)
JPY Currency ............................................................ 654 03/14/22 71,114 868,962
U.S. Treasury 10 Year Note ................................................... 1,281 03/22/22 163,968 3,517,615
U.S. Treasury Long Bond .................................................... 15 03/22/22 2,333 29,152
U.S. Treasury 2 Year Note .................................................... 21 03/31/22 4,549 25,719
U.S. Treasury 5 Year Note .................................................... 911 03/31/22 108,630 1,244,845
407,470
$ 9,272,989
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 2,830,000 USD 3,172,956 Morgan Stanley & Co. International plc 02/10/22 $ 6,909
USD 640,381 CHF 590,000 Westpac Banking Corp. 02/10/22 3,551
USD 141,296,740 EUR 124,750,000 Deutsche Bank AG 02/10/22 1,124,330
USD 247,771,178 EUR 218,690,000 Morgan Stanley & Co. International plc 02/10/22 2,045,292
USD 34,034 EUR 30,000 Standard Chartered Bank 02/10/22 325
USD 66,162,306 GBP 48,710,000 UBS AG 02/10/22 655,496
USD 5,518,510 EUR 4,836,791 Citibank NA 02/22/22 82,573
USD 955,835 AUD 1,326,000 UBS AG 04/13/22 17,925
USD 1,995,485 CHF 1,814,000 UBS AG 04/13/22 33,827
USD 9,322,271 EUR 8,147,000 Bank of America NA 04/13/22 154,044
USD 1,581,815 EUR 1,378,000 Bank of New York Mellon 04/13/22 31,082
USD 956,211 EUR 845,000 UBS AG 04/13/22 5,290
USD 856,611 GBP 624,000 Bank of New York Mellon 04/13/22 17,721
USD 3,326,400 HKD 25,907,000 Bank of New York Mellon 04/13/22 3,529
USD 159,547 HKD 1,243,000 UBS AG 04/13/22 118
4,182,012
EUR 1,730,000 USD 1,958,460 UBS AG 02/10/22 (14,587)
USD 1,074,543 GBP 800,000 Societe Generale SA 02/10/22 (1,323)
AUD 7,568,000 USD 5,532,586 Bank of New York Mellon 04/13/22 (179,568)
CAD 619,000 USD 495,696 Deutsche Bank AG 04/13/22 (8,804)
CAD 18,250,000 USD 14,634,713 UBS AG 04/13/22 (279,668)
CHF 2,318,000 USD 2,535,578 Barclays Bank plc 04/13/22 (28,894)
EUR 276,000 USD 314,607 Barclays Bank plc 04/13/22 (4,010)
EUR 351,000 USD 402,331 UBS AG 04/13/22 (7,333)
GBP 155,000 USD 211,300 Bank of America NA 04/13/22 (2,922)
GBP 2,060,000 USD 2,807,873 Bank of New York Mellon 04/13/22 (38,459)
GBP 1,554,000 USD 2,112,406 Barclays Bank plc 04/13/22 (23,246)
HKD 1,524,000 USD 195,781 UBS AG 04/13/22 (310)
JPY 65,276,000 USD 571,760 Bank of New York Mellon 04/13/22 (4,074)
JPY 25,128,000 USD 221,110 Westpac Banking Corp. 04/13/22 (2,579)
KRW 1,530,726,000 USD 1,278,695 Deutsche Bank AG 04/13/22 (10,945)
NZD 8,702,000 USD 5,980,763 Bank of New York Mellon 04/13/22 (262,247)

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
January 31, 2022
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 2,232,723 AUD 3,190,000 Westpac Banking Corp. 04/13/22 $ (23,637)
USD 1,066,496 EUR 951,000 Bank of New York Mellon 04/13/22 (3,712)
USD 985,503 EUR 882,000 Westpac Banking Corp. 04/13/22 (7,055)
(903,373)
$ 3,278,639
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
U.S. Treasury 10 Year Note ..................... 67 03/25/22 USD 129.00 USD 6,700 $ 33,500
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
ADLER Real Estate AG . 5.00 % Quarterly
Morgan Stanley & Co.
International plc 12/20/25 BB+ EUR 420 $ (27,251) $ 56,576 $ (83,827)
Virgin Media Finance plc . 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 B EUR 360 42,793 37,652 5,141
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 BB+ EUR 290 (18,186) 26,399 (44,585)
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 BB+ EUR 320 (20,067) 32,535 (52,602)
CMA CGM SA ........ 5.00 Quarterly
Credit Suisse
International 06/20/26 BB- EUR 140 12,800 6,356 6,444
CMA CGM SA ........ 5.00 Quarterly
Goldman Sachs
International 06/20/26 BB- EUR 100 9,143 8,167 976
ADLER Real Estate AG . 5.00 Quarterly Bank of America NA 12/20/26 BB- EUR 10 (607) 238 (845)
ADLER Real Estate AG . 5.00 Quarterly Citibank NA 12/20/26 BB- EUR 170 (10,319) 4,053 (14,372)
ADLER Real Estate AG . 5.00 Quarterly
Goldman Sachs
International 12/20/26 BB- EUR 40 (2,428) (92) (2,336)
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/26 BB- EUR 160 (9,712) — (9,712)
ADLER Real Estate AG . 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/26 BB- EUR 60 (3,642) 276 (3,918)
Altice Finco SA ....... 5.00 Quarterly Barclays Bank plc 12/20/26 CCC+ EUR 520 5,270 23,573 (18,303)
Altice France SA ...... 5.00 Quarterly
Credit Suisse
International 12/20/26 B EUR 450 25,739 33,122 (7,383)
CMA CGM SA ........ 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/26 BB- EUR 178 13,378 13,371 7
Ladbrokes Group Finance
plc ............. 1.00 Quarterly
Credit Suisse
International 12/20/26 BB EUR 480 (32,801) (32,782) (19)
TK Elevator Holdco GmbH 5.00 Quarterly
Goldman Sachs
International 12/20/26 CCC+ EUR 476 43,371 17,635 25,736
Telecom Italia SpA ..... 1.00 Quarterly
Credit Suisse
International 12/20/28 BB EUR 490 (74,400) (68,236) (6,164)
CMBX.NA.9.A ........ 2.00 Monthly
Credit Suisse
International 09/17/58 NR USD 3,750 (25,824) (104,805) 78,981
CMBX.NA.9.BBB- ..... 3.00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 NR USD 3,750 (403,231) (350,485) (52,746)
$ (475,974) $ (296,447) $ (179,527)

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
January 31, 2022
(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
(c)
Amount includes $180,337 of net dividends and financing fees.
(e)
Amount includes $173,314 of net dividends and financing fees.
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly HSBC Bank plc
(b)
02/10/23 $ 11,500,553 $ 184,029
(c)
$ 11,504,245 0.1%
Monthly
JPMorgan Chase
Bank NA
(d)
02/08/23 22,755,987 (460,753)
(e)
22,121,920 0.1
$ (276,724) $ 33,626,165
(b) (d)
Range: 95 basis points 60-125 basis points
Benchmarks: USD Overnight Bank Funding Rate USD Overnight Bank Funding Rate
The following table represents the individual long positions and related values of equity securities underlying the total return swap with HSBC Bank plc, as of January
31, 2022, expiration date 02/10/23:
Shares Value
% of Basket
Value
Reference Entity — Long
Vietnam
Vietnam Dairy Products JSC .. 3,122,300 $ 11,504,245 100.0%
Total Reference Entity — Long ............ 11,504,245
Net Value of Reference Entity — HSBC Bank plc $ 11,504,245
The following table represents the individual long positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank NA, as of January 31, 2022, expiration date 02/08/23:
Shares Value
% of Basket
Value
Reference Entity — Long
Egypt
Commerical International .... 992,709 3,253,857 14.7
Shares Value
% of Basket
Value
Russia
X5 Retail Group NV, GDR, GDR 231,615 $ 5,236,868 23.7%
Saudi Arabia
Saudi Tadawul Group Holdings
Co. ................. 27,152 1,172,372 5.3
United Kingdom
Prudential plc ............ 452,924 7,634,367 34.5
Standard Chartered plc ..... 662,449 4,824,456 21.8
12,458,823
Total Reference Entity — Long ............ 22,121,920
Net Value of Reference Entity — JPMorgan Chase
Bank NA ............................ $ 22,121,920
Balances Reported in the Statements of Assets and Liabilities for OTC Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
OTC Swaps ................................................................... $ 259,953 $ (556,400) $ 301,314 $ (757,565)

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
January 31, 2022
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ 10,238,435 $ 868,962 $ 4,887,020 $ — $ 15,994,417
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 4,182,012 — — 4,182,012
Options purchased
Investments at value — unaffiliated
(b)
........... — — — — 33,500 — 33,500
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 377,238 184,029 — — — 561,267
$ — $ 377,238 $ 10,422,464 $ 5,050,974 $ 4,920,520 $ — $ 20,771,196
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
..... — — 279,206 5,348,512 1,093,710 — 6,721,428
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 903,373 — — 903,373
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 853,212 460,753 — — — 1,313,965
$ — $ 853,212 $ 739,959 $ 6,251,885 $ 1,093,710 $ — $ 8,938,766
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes options purchased at value as reported in the Schedule of Investments.
For the period ended January 31, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ (2,321,659) $ 26,246,309 $ 30,341,746 $ — $ 54,266,396
Forward foreign currency exchange contracts .... — — — 17,390,538 — — 17,390,538
Options purchased
(a)
.................... — — (11,152,801) — (37,646) — (11,190,447)
Options written ........................ — — 6,604,303 — 10,355 — 6,614,658
Swaps .............................. — (711,083) — — — — (711,083)
$ — $ (711,083) $ (6,870,157) $ 43,636,847 $ 30,314,455 $ — $ 66,370,062
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... — — 10,709,697 (11,551,970) 46,592,392 — 45,750,119
Forward foreign currency exchange contracts .... — — — 5,012,303 — — 5,012,303
Options purchased
(b)
.................... — — (28,933) — 945 — (27,988)
Swaps .............................. — (349,071) (400,584) — — — (749,655)
$ — $ (349,071) $ 10,280,180 $ (6,539,667) $ 46,593,337 $ — $ 49,984,779
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
January 31, 2022
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 443,582,899
Average notional value of contracts — short ................................................................................. 815,525,420
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... 474,009,799
Average amounts sold — in USD ........................................................................................ 39,951,462
Options
Average value of option contracts purchased ................................................................................ 59,155
Average value of option contracts written ................................................................................... 750
Credit default swaps
Average notional value — buy protection ................................................................................... 5,700,000
Average notional value — sell protection ................................................................................... 11,597,479
Total return swaps
Average notional value ............................................................................................... 5,149,299
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 7,240,459 $ 1,107,626
Forward foreign currency exchange contracts ................................................................. 4,182,012 903,373
Options
(a)
......................................................................................... 33,500 —
Swaps — Centrally cleared ............................................................................. — 243,872
Swaps — OTC
(b)
.................................................................................... 561,267 1,313,965
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 12,017,238 $ 3,568,836
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(7,273,959) (1,351,498)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 4,743,279 $ 2,217,338
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statements of Assets and Liabilities and reported in the Schedule of Investments.
(b)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)(c)
Bank of America NA .............................. $ 154,282 $ (3,767) $ — $ — $ 150,515
Bank of New York ................................ 52,332 (52,332) — — —
Barclays Bank plc ................................ 23,573 (23,573) — — —
Citibank NA .................................... 86,626 (14,372) — — 72,254
Credit Suisse International .......................... 124,903 (124,903) — — —
Deutsche Bank AG ............................... 1,124,330 (19,749) — — 1,104,581
Goldman Sachs International ........................ 52,514 (2,428) — — 50,086
HSBC Bank plc .................................. 184,029 — — — 184,029
JPMorgan Chase Bank NA .......................... 115,105 (115,105) — — —
Morgan Stanley & Co. International plc .................. 2,109,053 (490,976) — — 1,618,077
Standard Chartered Bank ........................... 325 — — — 325
UBS AG ...................................... 712,656 (301,898) — — 410,758
Westpac Banking Corp. ............................ 3,551 (3,551) — — —
$ 4,743,279 $ (1,152,654) $ — $ — $ 3,590,625

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
January 31, 2022
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
(d)
Net Amount of
Derivative
Liabilities
(c)(e)
Bank of America NA .............................. $ 3,767 $ (3,767) $ — $ — $ —
Bank of New York ................................ 488,060 (52,332) — — 435,728
Barclays Bank plc ................................ 74,453 (23,573) — — 50,880
Citibank NA .................................... 14,372 (14,372) — — —
Credit Suisse International .......................... 219,389 (124,903) — — 94,486
Deutsche Bank AG ............................... 19,749 (19,749) — — —
Goldman Sachs International ........................ 2,428 (2,428) — — —
JPMorgan Chase Bank NA .......................... 567,652 (115,105) — (452,547) —
Morgan Stanley & Co. International plc .................. 490,976 (490,976) — — —
Societe Generale SA .............................. 1,323 — — — 1,323
UBS AG ...................................... 301,898 (301,898) — — —
Westpac Banking Corp. ............................ 33,271 (3,551) — — 29,720
$ 2,217,338 $ (1,152,654) $ — $ (452,547) $ 612,137
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount represents the net amount receivable from the counterparty in the event of default.
(c)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)
Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default.

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
January 31, 2022
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities .................................... $ — $ 1,536,096,958 $ 25,205,520 $ 1,561,302,478
Common Stocks
Aerospace & Defense .................................... 1,237,477 7,990,661 — 9,228,138
Air Freight & Logistics .................................... 5,627,787 7,513,270 — 13,141,057
Airlines .............................................. 10,678,849 10,930,579 — 21,609,428
Auto Components ...................................... 531,754 1,331,254 — 1,863,008
Automobiles .......................................... 10,066,439 12,283,419 — 22,349,858
Banks ............................................... 90,287,321 243,632,107 — 333,919,428
Beverages ........................................... 10,761,701 39,029,214 — 49,790,915
Biotechnology ......................................... 33,606,333 920,581 — 34,526,914
Building Products ....................................... 3,527,643 8,986,942 — 12,514,585
Capital Markets ........................................ 40,502,998 — — 40,502,998
Chemicals ............................................ 20,015,561 38,110,948 — 58,126,509
Commercial Services & Supplies ............................. 2,638,603 — 3,171 2,641,774
Communications Equipment ................................ 5,675,714 15,039,418 — 20,715,132
Construction & Engineering ................................ 264,560 11,107,201 — 11,371,761
Construction Materials .................................... 542,221 15,233,279 — 15,775,500
Consumer Finance ...................................... 16,565,420 11,296,894 — 27,862,314
Containers & Packaging .................................. 1,404,343 — — 1,404,343
Distributors ........................................... 5,107,661 — — 5,107,661
Diversified Financial Services ............................... 6,281,372 — — 6,281,372
Diversified Telecommunication Services ........................ 43,947,187 73,902,494 — 117,849,681
Electric Utilities ........................................ 115,537,280 65,933,460 — 181,470,740
Electrical Equipment ..................................... 2,623,936 28,378,214 — 31,002,150
Electronic Equipment, Instruments & Components ................. 16,299,993 14,663,641 — 30,963,634
Energy Equipment & Services .............................. 10,705,668 — — 10,705,668
Entertainment ......................................... 7,535,696 3,470,579 — 11,006,275
Equity Real Estate Investment Trusts (REITs) .................... 484,805,834 132,107,589 — 616,913,423
Food & Staples Retailing .................................. 54,697,054 10,836,718 — 65,533,772
Food Products ......................................... 5,857,969 45,823,160 — 51,681,129
Gas Utilities ........................................... 6,136,865 40,089,412 — 46,226,277
Health Care Equipment & Supplies ........................... 40,818,107 2,296,469 — 43,114,576
Health Care Providers & Services ............................ 47,706,998 4,703,296 — 52,410,294
Health Care Technology .................................. 768,634 — — 768,634
Hotels, Restaurants & Leisure .............................. 21,114,874 11,708,704 — 32,823,578
Household Durables ..................................... 1,937,210 42,222,273 — 44,159,483
Household Products ..................................... 6,026,347 25,487,376 — 31,513,723
Independent Power and Renewable Electricity Producers ............ 159,430 2,965,905 — 3,125,335
Industrial Conglomerates .................................. 3,362,494 7,558,311 — 10,920,805
Insurance ............................................ 69,581,011 132,392,108 — 201,973,119
Interactive Media & Services ............................... 40,855,632 27,252,222 — 68,107,854
Internet & Direct Marketing Retail ............................ 17,726,796 608,556 — 18,335,352
IT Services ........................................... 93,888,961 60,575,476 — 154,464,437
Leisure Products ....................................... 20,488,667 — — 20,488,667
Life Sciences Tools & Services .............................. 12,566,802 24,584,586 — 37,151,388
Machinery ............................................ 33,848,571 51,965,599 — 85,814,170
Marine .............................................. — 229,832 — 229,832
Media ............................................... 32,332,361 3,401,324 — 35,733,685
Metals & Mining ........................................ 8,253,105 26,348,111 — 34,601,216
Multiline Retail ......................................... 2,070,969 8,050,580 — 10,121,549
Multi-Utilities .......................................... 98,520,070 8,752,715 — 107,272,785
Oil, Gas & Consumable Fuels ............................... 112,843,205 64,804,304 — 177,647,509
Personal Products ...................................... 13,092,062 11,752,386 — 24,844,448
Pharmaceuticals ....................................... 46,517,074 160,247,725 — 206,764,799
Professional Services .................................... 1,973,149 57,151,267 — 59,124,416

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
January 31, 2022
Level 1 Level 2 Level 3 Total
Real Estate Management & Development ....................... $ 7,101,164 $ 165,441,741 $ — $ 172,542,905
Road & Rail ........................................... 33,097,846 6,586,766 — 39,684,612
Semiconductors & Semiconductor Equipment .................... 64,177,520 134,205,920 — 198,383,440
Software ............................................. 134,446,617 375,202 — 134,821,819
Specialty Retail ........................................ 26,443,933 14,517,505 — 40,961,438
Technology Hardware, Storage & Peripherals .................... 47,064,731 40,077,611 — 87,142,342
Textiles, Apparel & Luxury Goods ............................ 2,871,520 54,383,477 — 57,254,997
Thrifts & Mortgage Finance ................................ — 10,151,746 — 10,151,746
Tobacco ............................................. 30,755,941 14,748,171 — 45,504,112
Trading Companies & Distributors ............................ 1,053,866 30,424,409 — 31,478,275
Transportation Infrastructure ............................... 15,884,211 118,009,322 — 133,893,533
Water Utilities ......................................... 1,455,079 5,816,141 — 7,271,220
Wireless Telecommunication Services ......................... 2,379,591 38,666,216 62,985 41,108,792
Corporate Bonds
Aerospace & Defense .................................... — 110,716,058 — 110,716,058
Air Freight & Logistics .................................... — 1,687,377 — 1,687,377
Airlines .............................................. — 79,915,734 — 79,915,734
Auto Components ...................................... — 79,694,970 — 79,694,970
Automobiles .......................................... — 46,367,691 — 46,367,691
Banks ............................................... — 693,165,647 — 693,165,647
Beverages ........................................... — 11,801,338 — 11,801,338
Biotechnology ......................................... — 13,886,731 — 13,886,731
Building Products ....................................... — 47,977,984 — 47,977,984
Capital Markets ........................................ — 222,029,752 12,033,105 234,062,857
Chemicals ............................................ — 101,614,731 18,895 101,633,626
Commercial Services & Supplies ............................. — 126,933,434 — 126,933,434
Communications Equipment ................................ — 38,588,683 — 38,588,683
Construction & Engineering ................................ — 29,158,820 — 29,158,820
Construction Materials .................................... — 2,984,500 — 2,984,500
Consumer Finance ...................................... — 162,715,748 — 162,715,748
Containers & Packaging .................................. — 91,082,787 — 91,082,787
Distributors ........................................... — 7,117,993 — 7,117,993
Diversified Consumer Services .............................. — 19,311,124 — 19,311,124
Diversified Financial Services ............................... — 40,542,176 — 40,542,176
Diversified Telecommunication Services ........................ — 288,680,777 — 288,680,777
Electric Utilities ........................................ — 119,487,958 — 119,487,958
Electrical Equipment ..................................... — 16,404,606 — 16,404,606
Electronic Equipment, Instruments & Components ................. — 8,108,497 — 8,108,497
Energy Equipment & Services .............................. — 30,878,867 — 30,878,867
Entertainment ......................................... — 29,603,093 — 29,603,093
Equity Real Estate Investment Trusts (REITs) .................... — 142,686,683 — 142,686,683
Food & Staples Retailing .................................. — 27,561,095 — 27,561,095
Food Products ......................................... — 74,938,220 — 74,938,220
Gas Utilities ........................................... — 7,590,869 — 7,590,869
Health Care Equipment & Supplies ........................... — 41,009,307 — 41,009,307
Health Care Providers & Services ............................ — 202,164,424 — 202,164,424
Health Care Technology .................................. — 7,124,448 — 7,124,448
Hotels, Restaurants & Leisure .............................. — 268,920,553 — 268,920,553
Household Durables ..................................... — 41,416,246 — 41,416,246
Household Products ..................................... — 6,933,303 — 6,933,303
Independent Power and Renewable Electricity Producers ............ — 28,501,102 — 28,501,102
Industrial Conglomerates .................................. — 3,362,822 — 3,362,822
Insurance ............................................ — 135,811,285 — 135,811,285
Interactive Media & Services ............................... — 6,341,019 — 6,341,019
Internet & Direct Marketing Retail ............................ — 24,058,235 — 24,058,235
IT Services ........................................... — 65,304,838 — 65,304,838
Leisure Products ....................................... — 9,814,891 — 9,814,891
Life Sciences Tools & Services .............................. — 10,525,406 — 10,525,406
Machinery ............................................ — 48,060,707 — 48,060,707
Marine .............................................. — 7,572,133 — 7,572,133
Media ............................................... — 256,821,694 — 256,821,694
Metals & Mining ........................................ — 120,172,343 — 120,172,343
Mortgage Real Estate Investment Trusts (REITs) .................. — 2,246,605 — 2,246,605
Multiline Retail ......................................... — 5,278,474 — 5,278,474
Multi-Utilities .......................................... — 16,687,620 — 16,687,620
Oil, Gas & Consumable Fuels ............................... — 566,649,433 — 566,649,433

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
January 31, 2022
Level 1 Level 2 Level 3 Total
Paper & Forest Products .................................. $ — $ 8,484,201 $ — $ 8,484,201
Personal Products ...................................... — 9,140,677 — 9,140,677
Pharmaceuticals ....................................... — 100,958,555 — 100,958,555
Professional Services .................................... — 14,061,737 — 14,061,737
Real Estate Management & Development ....................... — 180,731,125 — 180,731,125
Road & Rail ........................................... — 50,497,819 — 50,497,819
Semiconductors & Semiconductor Equipment .................... — 28,754,472 — 28,754,472
Software ............................................. — 112,590,559 — 112,590,559
Specialty Retail ........................................ — 97,464,320 — 97,464,320
Technology Hardware, Storage & Peripherals .................... — 8,419,997 — 8,419,997
Textiles, Apparel & Luxury Goods ............................ — 10,854,662 — 10,854,662
Thrifts & Mortgage Finance ................................ — 38,426,515 — 38,426,515
Tobacco ............................................. — 11,878,025 — 11,878,025
Trading Companies & Distributors ............................ — 44,083,801 — 44,083,801
Transportation Infrastructure ............................... — 6,992,577 — 6,992,577
Water Utilities ......................................... — 1,633,172 — 1,633,172
Wireless Telecommunication Services ......................... — 112,217,644 — 112,217,644
Equity-Linked Notes ...................................... — 1,811,143,760 — 1,811,143,760
Floating Rate Loan Interests
Aerospace & Defense .................................... — 49,852,794 — 49,852,794
Air Freight & Logistics .................................... — 508,410 — 508,410
Airlines .............................................. — 21,490,499 — 21,490,499
Auto Components ...................................... — 20,682,823 — 20,682,823
Automobiles .......................................... — 7,556,727 — 7,556,727
Banks ............................................... — — 10,547,000 10,547,000
Building Products ....................................... — 21,945,585 — 21,945,585
Capital Markets ........................................ — 9,603,274 10,900,000 20,503,274
Chemicals ............................................ — 49,134,678 — 49,134,678
Commercial Services & Supplies ............................. — 43,598,033 1,175,104 44,773,137
Construction & Engineering ................................ — 15,317,744 — 15,317,744
Construction Materials .................................... — 13,351,124 — 13,351,124
Containers & Packaging .................................. — 27,366,155 — 27,366,155
Distributors ........................................... — 1,337,515 — 1,337,515
Diversified Consumer Services .............................. — 19,328,920 — 19,328,920
Diversified Financial Services ............................... — 106,844,880 90,750,417 197,595,297
Diversified Telecommunication Services ........................ — 35,002,123 — 35,002,123
Electric Utilities ........................................ — 2,822,443 — 2,822,443
Electrical Equipment ..................................... — 13,812,952 — 13,812,952
Entertainment ......................................... — 17,656,006 2,948,185 20,604,191
Food & Staples Retailing .................................. — 4,987,464 — 4,987,464
Food Products ......................................... — 33,103,655 1,955,820 35,059,475
Health Care Equipment & Supplies ........................... — 15,562,446 — 15,562,446
Health Care Providers & Services ............................ — 35,948,648 1,331,018 37,279,666
Health Care Technology .................................. — 16,953,532 — 16,953,532
Hotels, Restaurants & Leisure .............................. — 44,498,033 29,495,236 73,993,269
Household Durables ..................................... — 10,685,820 — 10,685,820
Household Products ..................................... — 2,324,582 — 2,324,582
Independent Power and Renewable Electricity Producers ............ — 1,562,045 — 1,562,045
Industrial Conglomerates .................................. — 3,451,248 8,420,359 11,871,607
Insurance ............................................ — 64,554,401 — 64,554,401
Interactive Media & Services ............................... — 27,392,651 — 27,392,651
Internet & Direct Marketing Retail ............................ — 6,080,625 — 6,080,625
IT Services ........................................... — 40,924,147 999,048 41,923,195
Leisure Products ....................................... — — 1,552,405 1,552,405
Life Sciences Tools & Services .............................. — 23,542,740 — 23,542,740
Machinery ............................................ — 44,457,728 — 44,457,728
Media ............................................... — 57,250,303 4,648,644 61,898,947
Metals & Mining ........................................ — 8,194,723 — 8,194,723
Oil, Gas & Consumable Fuels ............................... — 6,349,934 — 6,349,934
Personal Products ...................................... — 11,274,322 — 11,274,322
Pharmaceuticals ....................................... — 25,281,358 — 25,281,358
Professional Services .................................... — 24,620,900 1,493,257 26,114,157
Road & Rail ........................................... — 5,670,694 — 5,670,694
Semiconductors & Semiconductor Equipment .................... — 4,531,959 — 4,531,959
Software ............................................. — 147,091,981 3,470,614 150,562,595
Specialty Retail ........................................ — 28,829,976 692,890 29,522,866

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
January 31, 2022
Level 1 Level 2 Level 3 Total
Trading Companies & Distributors ............................ $ — $ 13,670,684 $ — $ 13,670,684
Transportation Infrastructure ............................... — 1,456,805 — 1,456,805
Wireless Telecommunication Services ......................... — 12,414,643 — 12,414,643
Foreign Agency Obligations ................................. — 75,572,781 — 75,572,781
Foreign Government Obligations .............................. — 275,712,192 — 275,712,192
Investment Companies .................................... 560,856,891 — — 560,856,891
Non-Agency Mortgage-Backed Securities ........................ — 929,617,359 48,574,383 978,191,742
Preferred Securities
Banks ............................................... — 213,722,417 — 213,722,417
Capital Markets ........................................ — 103,326,614 — 103,326,614
Commercial Services & Supplies ............................. — 14,045,940 — 14,045,940
Consumer Finance ...................................... 7,942,400 74,807,783 — 82,750,183
Diversified Financial Services ............................... — 17,403,525 — 17,403,525
Electric Utilities ........................................ — 36,568,219 — 36,568,219
Household Products ..................................... — 1,360,469 — 1,360,469
Independent Power and Renewable Electricity Producers ............ — 1,913,385 — 1,913,385
Insurance ............................................ 18,940,950 26,346,125 — 45,287,075
Oil, Gas & Consumable Fuels ............................... 22,101,190 47,467,562 — 69,568,752
Technology Hardware, Storage & Peripherals .................... — 42,643,816 — 42,643,816
U.S. Government Sponsored Agency Securities .................... — 6,054,825 — 6,054,825
Warrants .............................................. 22,553 — — 22,553
Short-Term Securities ....................................... 1,135,635,173 — — 1,135,635,173
Options Purchased
Interest rate contracts ...................................... 33,500 — — 33,500
Unfunded Floating Rate Loan Interests
(a)
.............................. — 1,802 1,284 3,086
Liabilities
Unfunded Floating Rate Loan Interests
(a)
.............................. — (229) (24,280) (24,509)
$ 3,852,188,444 $ 14,005,961,110 $ 256,255,060 $ 18,114,404,614
Investments valued at NAV
(b)
...................................... 357,135,066
$ —
$ 18,471,539,680
$ —
Derivative Financial Instruments
(c)
Assets
Credit contracts ........................................... $ — $ 117,285 $ — $ 117,285
Equity contracts ........................................... 10,238,435 184,029 — 10,422,464
Foreign currency exchange contracts ............................ 868,962 4,182,012 — 5,050,974
Interest rate contracts ....................................... 4,887,020 — — 4,887,020
Liabilities
Credit contracts ........................................... — (296,812) — (296,812)
Equity contracts ........................................... (235,514) (504,445) — (739,959)
Foreign currency exchange contracts ............................ (5,348,512) (903,373) — (6,251,885)
Interest rate contracts ....................................... (1,093,710) — — (1,093,710)
$ 9,316,681 $ 2,778,696 $ — $ 12,095,377
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
January 31, 2022
See notes to financial statements.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Common
Stocks
Corporate
Bonds
Floating
Rate
Loan
Interests
Non-Agency
Mortgage-
Backed
Securities
Unfunded
Floating
Rate Loan
Interests Total
Investments
Assets/Liabilities
Opening balance, as of July 31, 2021 ....................................... $ 86,050,284 $ 67,395 $ — $ 147,229,472 $ 50,295,397 $ (6,785) $ 283,635,763
Transfers into Level 3 ................................................. — — — 16,579,664 — — 16,579,664
Transfers out of Level 3 ................................................ (81,257,404) — — (32,198,372) (1,334,500) — (114,790,276)
Other ........................................................... — — — — — — —
Accrued discounts/premiums ............................................. 307 — (246) 21,957 — — 22,018
Net realized gain .................................................... — — — 13,197 — — 13,197
Net change in unrealized depreciation
(a)(b)
.................................... (37,667) (1,239) (178,250) (1,300,219) (386,514) (16,211) (1,920,100)
Purchases ......................................................... 23,950,000 — 12,230,496 137,978,692 — — 174,159,188
Sales ............................................................ (3,500,000) — — (97,944,394) — — (101,444,394)
Closing balance, as of January 31, 2022 .....................................
$ 25,205,520 $ 66,156 $ 12,052,000 $ 170,379,997 $ 48,574,383 $ (22,996) $ 256,255,060
Net change in unrealized depreciation on investments still held at January 31, 2022
(b)
........
$ (29,497) $ (1,239) $ (178,250) $ (1,298,397) $ (386,514) $ (16,211) $ (1,910,108)
(a)
Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at January 31, 2022 is generally due to investments no longer held or categorized as Level 3 at period end.

Statements of Assets and Liabilities
(unaudited)

January 31, 2022

Financial Statements
BlackRock
Dynamic
High Income
Portfolio
BlackRock
Multi-Asset
Income
Portfolio
ASSETS
Investments, at value — unaffiliated
(a) (b)
........................................................................ $ 1,348,416,518 $ 16,420,598,224
Investments, at value — affiliated
(c)
.......................................................................... 289,368,686 2,050,962,879
Cash   .............................................................................................. 533,460 909,947
Cash pledged:
Collateral — OTC derivatives ............................................................................. — 1,330,000
Futures contracts ..................................................................................... 15,007,742 40,161,000
Foreign currency, at value
(d)
............................................................................... 1,730,825 21,610,259
Receivables: – –
Investments sold ..................................................................................... 8,676,565 62,643,045
Securities lending income — affiliated ....................................................................... 61,919 413,350
Swaps   ........................................................................................... 30,383 320,095
Capital shares sold .................................................................................... 3,329,224 26,293,186
Dividends — affiliated .................................................................................. 153,336 4,142
Dividends — unaffiliated ................................................................................ 481,756 8,244,664
Interest — unaffiliated .................................................................................. 8,230,791 99,174,434
From the Manager .................................................................................... 35,257 186,552
Variation margin on futures contracts ........................................................................ 4,288,689 7,240,459
Swap premiums paid .................................................................................... — 259,953
Unrealized appreciation on: – –
Forward foreign currency exchange contracts .................................................................. 30,128 4,182,012
OTC swaps ......................................................................................... 80,051 301,314
Unfunded floating rate loan interests ........................................................................ 121 3,086
Prepaid expenses ...................................................................................... 72,552 200,304
Total assets ..........................................................................................
1,680,528,003 18,745,038,905
LIABILITIES
Collateral on securities loaned .............................................................................. 50,961,029 357,184,679
Payables: – –
Investments purchased ................................................................................. 79,838,114 460,571,683
Accounting services fees ................................................................................ 131,341 412,362
Administration fees .................................................................................... 53,348 504,063
Capital shares redeemed ................................................................................ 4,950,839 42,330,174
Custodian fees ....................................................................................... 63,111 405,762
Deferred foreign capital gain tax ........................................................................... 180,476 2,842,220
Income dividend distributions ............................................................................. 758,775 6,655,626
Investment advisory fees ................................................................................ 656,368 6,867,597
Trustees' and Officer's fees .............................................................................. 1,992 55,102
Other affiliate fees .................................................................................... — 12,383
Professional fees ..................................................................................... 113,378 242,197
Registration fees ..................................................................................... 378 757,432
Service and distribution fees .............................................................................. 75,777 2,295,398
Transfer agent fees ................................................................................... 368,340 4,060,373
Other accrued expenses ................................................................................ 93,592 195,202
Variation margin on futures contracts ........................................................................ 174,090 1,107,626
Variation margin on centrally cleared swaps ................................................................... — 243,872
Swap premiums received ................................................................................. 67,892 556,400
Unrealized depreciation on: – –
Forward foreign currency exchange contracts .................................................................. 101,098 903,373
OTC swaps ......................................................................................... 64,879 757,565
Unfunded floating rate loan interests ........................................................................ 14 24,509
Total liabilities .........................................................................................
138,654,831 888,985,598
NET ASSETS .........................................................................................
$ 1,541,873,172 $ 17,856,053,307

Statements of Assets and Liabilities
(unaudited) (continued)
January 31, 2022
2022
BlackRock Semi-Annual Report to Shareholders

See notes to financial statements.
BlackRock
Dynamic
High Income
Portfolio
BlackRock
Multi-Asset
Income
Portfolio
NET ASSETS CONSIST OF
Paid-in capital ......................................................................................... $ 1,555,385,769 $ 18,021,886,396
Accumulated loss ...................................................................................... (13,512,597) (165,833,089)
NET ASSETS .........................................................................................
$ 1,541,873,172 $ 17,856,053,307
(a)
  Investments, at cost — unaffiliated ......................................................................... $ 1,343,446,980 $ 15,964,962,494
(b)
  Securities loaned, at value ............................................................................... $ 49,926,754 $ 349,741,656
(c)
  Investments, at cost — affiliated ........................................................................... $ 286,835,483 $ 2,032,626,407
(d)
  Foreign currency, at cost ................................................................................ $ 1,731,622 $ 21,423,935

Statements of Assets and Liabilities
(unaudited) (continued)
January 31, 2022

Financial Statements
See notes to financial statements.
BlackRock
Dynamic
High Income
Portfolio
BlackRock
Multi-Asset
Income
Portfolio
NET ASSET VALUE
Institutional
Net assets .......................................................................................
$ 1,070,038,917 $ 9,933,342,724
Shares outstanding ................................................................................
110,505,669 896,871,012
Net asset value ...................................................................................
$ 9.68 $ 11.08
Shares authorized .................................................................................
Unlimited Unlimited
Par value .......................................................................................
$ 0.00 1 $ 0.00 1
Investor A
Net assets .......................................................................................
$ 171,269,624 $ 5,426,015,229
Shares outstanding ................................................................................
17,680,782 490,475,069
Net asset value ...................................................................................
$ 9.69 $ 11.06
Shares authorized .................................................................................
Unlimited Unlimited
Par value .......................................................................................
$ 0.00 1 $ 0.00 1
Investor C
Net assets .......................................................................................
$ 44,734,752 $ 1,316,239,856
Shares outstanding ................................................................................
4,624,042 119,126,120
Net asset value ...................................................................................
$ 9.67 $ 11.05
Shares authorized .................................................................................
Unlimited Unlimited
Par value .......................................................................................
$ 0.00 1 $ 0.00 1
Class K
Net assets .......................................................................................
$ 255,829,879 $ 1,180,455,498
Shares outstanding ................................................................................
26,406,149 106,634,052
Net asset value ...................................................................................
$ 9.69 $ 11.07
Shares authorized .................................................................................
Unlimited Unlimited
Par value .......................................................................................
$ 0.00 1 $ 0.00 1

Statements of Operations
(unaudited)
Six Months Ended January 31, 2022
2022
BlackRock Semi-Annual Report to Shareholders

See notes to financial statements.
BlackRock
Dynamic
High Income
Portfolio
BlackRock
Multi-Asset
Income
Portfolio
INVESTMENT INCOME – –
Dividends — affiliated .................................................................................. $ 2,130,912 $ 10,220,666
Dividends — unaffiliated ................................................................................ 4,310,606 53,649,242
Interest — unaffiliated .................................................................................. 33,708,734 342,948,430
Securities lending income — affiliated — net .................................................................. 393,148 2,842,948
Foreign taxes withheld ................................................................................. (161,741) (2,720,166)
Total investment income ..................................................................................
40,381,659 406,941,120
EXPENSES
Investment advisory ................................................................................... 4,608,492 46,895,741
Transfer agent — class specific ........................................................................... 556,571 5,689,406
Service and distribution — class specific ..................................................................... 454,572 14,013,209
Administration ...................................................................................... 314,007 3,019,139
Accounting services ................................................................................... 214,523 599,189
Administration — class specific ........................................................................... 157,374 1,840,393
Custodian .......................................................................................... 106,438 679,512
Registration ........................................................................................ 45,968 101,441
Trustees and Officer ................................................................................... 4,616 81,450
Miscellaneous ....................................................................................... 120,648 242,294
Total expenses ........................................................................................
6,583,209 73,161,774
Less: – –
Fees waived and/or reimbursed by the Manager ................................................................ (689,279) (5,577,136)
Transfer agent fees waived and/or reimbursed — class specific ...................................................... (228,685) (1,380,781)
Administration fees waived — class specific ................................................................... (157,374) (1,838,053)
Total expenses after fees waived and/or reimbursed ...............................................................
5,507,871 64,365,804
Net investment income ...................................................................................
34,873,788 342,575,316
REALIZED AND UNREALIZED GAIN (LOSS) $ (53,773,782) $ (518,579,093)
Net realized gain (loss) from:
Investments — affiliated .............................................................................. (8,751) 30,987,621
Investments — unaffiliated
(a)
........................................................................... (4,601,060) (1,593,481)
Capital gain distributions from underlying funds — affiliated ....................................................... 31,513 72,166
Forward foreign currency exchange contracts ................................................................ (10,540) 17,390,538
Foreign currency transactions .......................................................................... (490,727) (2,834,529)
Futures contracts ................................................................................... 15,546,683 54,266,396
Options written .................................................................................... 547,796 6,614,658
Swaps   ......................................................................................... (19,704) (711,083)
10,995,210 104,192,286
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated .............................................................................. (1,337,665) (42,539,489)
Investments — unaffiliated
(b)
........................................................................... (54,143,938) (629,871,822)
Forward foreign currency exchange contracts ................................................................ (72,934) 5,012,303
Foreign currency translations ........................................................................... (56,274) (358,197)
Futures contracts ................................................................................... (9,133,189) 45,750,119
Swaps   ......................................................................................... (25,099) (749,655)
Unfunded floating rate loan interests ...................................................................... 107 (14,638)
(64,768,992) (622,771,379)
Net realized and unrealized loss .............................................................................
(53,773,782) (518,579,093)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................
$ (18,899,994) $ (176,003,777)
(a)
  Net of foreign capital gain tax and capital gain tax refund, if applicable of ................................................ $ (67,343) $ (870,950)
(b)
Net of increase in deferred foreign capital gain tax of ............................................................. $ (70,268) $ (513,692)

Statements of Changes in Net Assets

Financial Statements
See notes to financial statements.
BlackRock Dynamic High Income Portfolio BlackRock Multi-Asset Income Portfolio
Six Months Ended
01/31/22
(unaudited)
Year Ended
07/31/21
Six Months Ended
01/31/22
(unaudited)
Year Ended
07/31/21
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .................................................... $ 34,873,788 $ 66,888,983 $ 342,575,316 $ 726,233,359
Net realized gain ........................................................ 10,995,210 106,528,709 104,192,286 745,151,378
Net change in unrealized appreciation (depreciation) ................................ (64,768,992) 53,374,269 (622,771,379) 666,736,381
Net increase (decrease) in net assets resulting from operations ...........................
(18,899,994) 226,791,961 (176,003,777) 2,138,121,118
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Institutional ........................................................... (47,649,965) (46,021,544) (327,485,618) (415,507,129)
  Investor A ............................................................ (7,372,909) (7,767,156) (168,325,698) (197,894,932)
  Investor C ............................................................ (1,795,968) (1,775,088) (37,684,389) (53,454,535)
  Class K .............................................................. (11,535,749) (11,072,850) (36,566,001) (44,778,901)
Decrease in net assets resulting from distributions to shareholders .........................
(68,354,591) (66,636,638) (570,061,706) (711,635,497)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions .........................
117,349,059 167,282,435 331,270,900 335,719,048
NET ASSETS
Total increase (decrease) in net assets ........................................... 30,094,474 327,437,758 (414,794,583) 1,762,204,669
Beginning of period ........................................................
1,511,778,698 1,184,340,940 18,270,847,890 16,508,643,221
End of period ............................................................
$ 1,541,873,172 $ 1,511,778,698 $ 17,856,053,307 $ 18,270,847,890
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2022
BlackRock Semi-Annual Report to Shareholders

(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Aggregate total return.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.
(i)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
BlackRock Dynamic High Income Portfolio
Institutional
Six Months Ended
01/31/22
(unaudited)
Year Ended July 31,
2021 2020 2019 2018 2017
Net asset value, beginning of period ...............
$ 10.23 $ 9.03 $ 9.65 $ 9.77 $ 9.83 $ 9.31
Net investment income
(a)
.......................
0.23 0.50 0.53 0.59 0.63 0.56
Net realized and unrealized gain (loss) ..............
(0.34) 1.20 (0.63) (0.11) (0.04) 0.54
Net increase (decrease) from investment operations ......
(0.11) 1.70 (0.10) 0.48 0.59 1.10
Distributions
(b)
– – – – – –
From net investment income ....................
(0.33) (0.50) (0.46) (0.55) (0.63) (0.58)
From net realized gain .........................
(0.11) — — — (0.02) —
Return of capital .............................
— — (0.06) (0.05) — —
Total distributions .............................
(0.44) (0.50) (0.52) (0.60) (0.65) (0.58)
Net asset value, end of period ....................
$ 9.68 $ 10.23 $ 9.03 $ 9.65 $ 9.77 $ 9.83
Total Return
(c)
(1.12)% 19.22% (0.93)% 5.23% 6.26% —
Based on net asset value ........................
(1.12)%
(d)
19.22%
(e)
(0.93)% 5.23%
(e)
6.26% 12.39%
Ratios to Average Net Assets
(f)
Total expenses ...............................
0.80%
(g)
0.81% 0.80% 0.80% 0.90% 1.24%
(h)
Total expenses after fees waived and/or reimbursed ......
0.65%
(g)
0.65% 0.65% 0.65% 0.66% 0.79%
Net investment income .........................
4.48%
(g)
5.12% 5.79% 6.21% 6.45% 5.84%
Supplemental Data
Net assets, end of period (000) ....................
$ 1,070,039 $ 1,026,159 $ 828,901 $ 898,605 $ 498,892 $ 294,539
Portfolio turnover rate
( i )
..........................
19% 77% 94% 69% 75% 93%
Six Months Ended
01/31/22
(unaudited)
Year Ended July 31,
2021 2020 2019 2018 2017
Portfolio turnover rate (including equity-linked notes) ...... 8 9% 180% 215% 180% 236% 227%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Aggregate total return.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.
(i)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
BlackRock Dynamic High Income Portfolio
Investor A
Six Months Ended
01/31/22
(unaudited)
Year Ended July 31,
2021 2020 2019 2018 2017
Net asset value, beginning of period ...............
$ 10.24 $ 9.03 $ 9.66 $ 9.77 $ 9.83 $ 9.31
Net investment income
(a)
.......................
0.22 0.47 0.51 0.56 0.61 0.53
Net realized and unrealized gain (loss) ..............
(0.34) 1.21 (0.64) (0.10) (0.04) 0.55
Net increase (decrease) from investment operations ......
(0.12) 1.68 (0.13) 0.46 0.57 1.08
Distributions
(b)
– – – – – –
From net investment income ....................
(0.32) (0.47) (0.44) (0.52) (0.61) (0.56)
From net realized gain .........................
(0.11) — — — (0.02) —
Return of capital .............................
— — (0.06) (0.05) — —
Total distributions .............................
(0.43) (0.47) (0.50) (0.57) (0.63) (0.56)
Net asset value, end of period ....................
$ 9.69 $ 10.24 $ 9.03 $ 9.66 $ 9.77 $ 9.83
Total Return
(c)
(1.24)% 19.04% (1.28)% 5.08% 5.99% —
Based on net asset value ........................
(1.24)%
(d)
19.04%
(e)
(1.28)% 5.08%
(e)
5.99% 11.99%
Ratios to Average Net Assets
(f)
Total expenses ...............................
1.01%
(g)
1.04% 1.04% 1.05% 1.16% 1.47%
(h)
Total expenses after fees waived and/or reimbursed ......
0.90%
(g)
0.90% 0.90% 0.90% 0.92% 1.05%
Net investment income .........................
4.24%
(g)
4.87% 5.56% 5.94% 6.15% 5.65%
Supplemental Data
Net assets, end of period (000) ....................
$ 171,270 $ 175,444 $ 147,034 $ 91,064 $ 59,628 $ 38,770
Portfolio turnover rate
( i )
..........................
19% 77% 94% 69% 75% 93%
Six Months Ended
01/31/22
(unaudited)
Year Ended July 31,
2021 2020 2019 2018 2017
Portfolio turnover rate (including equity-linked notes) ...... 8 9% 180% 215% 180% 236% 227%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Semi-Annual Report to Shareholders

(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Aggregate total return.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.
(i)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
BlackRock Dynamic High Income Portfolio
Investor C
Six Months Ended
01/31/22
(unaudited)
Year Ended July 31,
2021 2020 2019 2018 2017
Net asset value, beginning of period ...............
$ 10.22 $ 9.02 $ 9.64 $ 9.76 $ 9.82 $ 9.30
Net investment income
(a)
.......................
0.18 0.40 0.44 0.49 0.53 0.46
Net realized and unrealized gain (loss) ..............
(0.34) 1.20 (0.63) (0.11) (0.03) 0.55
Net increase (decrease) from investment operations ......
(0.16) 1.60 (0.19) 0.38 0.50 1.01
Distributions
(b)
– – – – – –
From net investment income ....................
(0.28) (0.40) (0.37) (0.45) (0.54) (0.49)
From net realized gain .........................
(0.11) — — — (0.02) —
Return of capital .............................
— — (0.06) (0.05) — —
Total distributions .............................
(0.39) (0.40) (0.43) (0.50) (0.56) (0.49)
Net asset value, end of period ....................
$ 9.67 $ 10.22 $ 9.02 $ 9.64 $ 9.76 $ 9.82
Total Return
(c)
(1.62)% 18.06% (1.91)% 4.19% 5.21% —
Based on net asset value ........................
(1.62)%
(d)
18.06%
(e)
(1.91)% 4.19%
(e)
5.21% 11.16%
Ratios to Average Net Assets
(f)
Total expenses ...............................
1.78%
(g)
1.80% 1.80% 1.80% 1.90% 2.25%
(h)
Total expenses after fees waived and/or reimbursed ......
1.65%
(g)
1.65% 1.65% 1.65% 1.66% 1.80%
Net investment income .........................
3.50%
(g)
4.13% 4.79% 5.25% 5.42% 4.88%
Supplemental Data
Net assets, end of period (000) ....................
$ 44,735 $ 46,242 $ 41,749 $ 36,992 $ 30,038 $ 24,638
Portfolio turnover rate
( i )
..........................
19% 77% 94% 69% 75% 93%
Six Months Ended
01/31/22
(unaudited)
Year Ended July 31,
2021 2020 2019 2018 2017
Portfolio turnover rate (including equity-linked notes) ...... 8 9% 180% 215% 180% 236% 227%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Aggregate total return.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.
(i)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
BlackRock Dynamic High Income Portfolio
Class K
Six Months Ended
01/31/22
(unaudited)
Year Ended July 31,
2021 2020 2019 2018 2017
Net asset value, beginning of period ...............
$ 10.24 $ 9.04 $ 9.66 $ 9.78 $ 9.83 $ 9.31
Net investment income
(a)
.......................
0.23 0.50 0.46 0.59 0.66 0.56
Net realized and unrealized gain (loss) ..............
(0.34) 1.20 (0.55) (0.11) (0.05) 0.55
Net increase (decrease) from investment operations ......
(0.11) 1.70 (0.09) 0.48 0.61 1.11
Distributions
(b)
– – – – – –
From net investment income ....................
(0.33) (0.50) (0.47) (0.55) (0.64) (0.59)
From net realized gain .........................
(0.11) — — — (0.02) —
Return of capital .............................
— — (0.06) (0.05) — —
Total distributions .............................
(0.44) (0.50) (0.53) (0.60) (0.66) (0.59)
Net asset value, end of period ....................
$ 9.69 $ 10.24 $ 9.04 $ 9.66 $ 9.78 $ 9.83
Total Return
(c)
(1.09)% 19.27% (0.87)% 5.28% 6.42% —
Based on net asset value ........................
(1.09)%
(d)
19.27%
(e)
(0.87)% 5.28%
(e)
6.42% 12.32%
Ratios to Average Net Assets
(f)
Total expenses ...............................
0.71%
(g)
0.72% 0.82% 0.75% 0.85% 1.21%
(h)
Total expenses after fees waived and/or reimbursed ......
0.60%
(g)
0.60% 0.60% 0.59% 0.61% 0.74%
Net investment income .........................
4.54%
(g)
5.14% 5.05% 6.29% 6.78% 5.93%
Supplemental Data
Net assets, end of period (000) ....................
$ 255,830 $ 263,934 $ 166,657 $ 2,619 $ 2,188 $ 278
Portfolio turnover rate
( i )
..........................
19% 77% 94% 69% 75% 93%
Six Months Ended
01/31/22
(unaudited)
Year Ended July 31,
2021 2020 2019 2018 2017
Portfolio turnover rate (including equity-linked notes) ...... 8 9% 180% 215% 180% 236% 227%
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2022
BlackRock Semi-Annual Report to Shareholders

(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Aggregate total return.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
BlackRock Multi-Asset Income Portfolio
Institutional
Six Months Ended
01/31/22
(unaudited)
Year Ended July 31,
2021 2020 2019 2018 2017
Net asset value, beginning of period ...............
$ 11.54 $ 10.62 $ 10.85 $ 10.79 $ 11.06 $ 10.76
Net investment income
(a)
.......................
0.22 0.49 0.52 0.56 0.55 0.50
Net realized and unrealized gain (loss) ..............
(0.31) 0.91 (0.24) 0.05 (0.25) 0.33
Net increase (decrease) from investment operations ......
(0.09) 1.40 0.28 0.61 0.30 0.83
Distributions
(b)
– – – – – –
From net investment income ....................
(0.37) (0.48) (0.50) (0.54) (0.57) (0.53)
Return of capital .............................
— — (0.01) (0.01) — —
Total distributions .............................
(0.37) (0.48) (0.51) (0.55) (0.57) (0.53)
Net asset value, end of period ....................
$ 11.08 $ 11.54 $ 10.62 $ 10.85 $ 10.79 $ 11.06
Total Return
(c)
(0.85)% 13.40% 2.66% 5.92% 2.75% —
Based on net asset value ........................
(0.85)%
(d)
13.40%
(e)
2.66% 5.92%
(e)
2.75%
(e)
7.90%
Ratios to Average Net Assets
(f)
Total expenses ...............................
0.65%
(g)
0.65% 0.68% 0.66% 0.67% 0.68%
Total expenses after fees waived and/or reimbursed ......
0.55%
(g)
0.55% 0.55% 0.55% 0.55% 0.55%
Net investment income .........................
3.87%
(g)
4.36% 4.88% 5.24% 5.04% 4.66%
Supplemental Data
Net assets, end of period (000) ....................
$ 9,933,343 $ 10,280,019 $ 9,311,984 $ 9,432,829 $ 9,354,503 $ 8,491,880
Portfolio turnover rate
(h)
.........................
25% 74% 86% 67% 61% 75%
Six Months Ended
01/31/22
(unaudited)
Year Ended July 31,
2021 2020 2019 2018 2017
Portfolio turnover rate (including equity-linked notes) ...... 6 3% 135% 148% 127% 140% 144%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Aggregate total return.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
BlackRock Multi-Asset Income Portfolio
Investor A
Six Months Ended
01/31/22
(unaudited)
Year Ended July 31,
2021 2020 2019 2018 2017
Net asset value, beginning of period ...............
$ 11.53 $ 10.61 $ 10.84 $ 10.78 $ 11.04 $ 10.75
Net investment income
(a)
.......................
0.21 0.46 0.49 0.53 0.52 0.47
Net realized and unrealized gain (loss) ..............
(0.3 3 ) 0.91 (0.24) 0.06 (0.24) 0.32
Net increase (decrease) from investment operations ......
(0.1 2 ) 1.37 0.25 0.59 0.28 0.79
Distributions
(b)
– – – – – –
From net investment income ....................
(0.3 5 ) (0.45) (0.47) (0.52) (0.54) (0.50)
Return of capital .............................
— — (0.01) (0.01) — —
Total distributions .............................
(0.3 5 ) (0.45) (0.48) (0.53) (0.54) (0.50)
Net asset value, end of period ....................
$ 11.06 $ 11.53 $ 10.61 $ 10.84 $ 10.78 $ 11.04
Total Return
(c)
(1.07)% 13.13% 2.41% 5.65% 2.59% —
Based on net asset value ........................
(1.07)%
(d)
13.13%
(e)
2.41% 5.65%
(e)
2.59%
(e)
7.54%
Ratios to Average Net Assets
(f)
Total expenses ...............................
0.88%
(g)
0.88% 0.90% 0.90% 0.91% 0.92%
Total expenses after fees waived and/or reimbursed ......
0.80%
(g)
0.80% 0.80% 0.80% 0.80% 0.80%
Net investment income .........................
3.62%
(g)
4.10% 4.64% 4.95% 4.79% 4.39%
Supplemental Data
Net assets, end of period (000) ....................
$ 5,426,015 $ 5,383,460 $ 4,521,699 $ 4,109,096 $ 4,064,777 $ 4,110,878
Portfolio turnover rate
(h)
.........................
25% 74% 86% 67% 61% 75%
Six Months Ended
01/31/22
(unaudited)
Year Ended July 31,
2021 2020 2019 2018 2017
Portfolio turnover rate (including equity-linked notes) ...... 6 3% 135% 148% 127% 140% 144%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Semi-Annual Report to Shareholders

(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Aggregate total return.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
BlackRock Multi-Asset Income Portfolio
Investor C
Six Months Ended
01/31/22
(unaudited)
Year Ended July 31,
2021 2020 2019 2018 2017
Net asset value, beginning of period ...............
$ 11.51 $ 10.59 $ 10.82 $ 10.77 $ 11.03 $ 10.73
Net investment income
(a)
.......................
0.17 0.37 0.41 0.45 0.44 0.39
Net realized and unrealized gain (loss) ..............
(0.32) 0.91 (0.24) 0.05 (0.24) 0.33
Net increase (decrease) from investment operations ......
(0.15) 1.28 0.17 0.50 0.20 0.72
Distributions
(b)
– – – – – –
From net investment income ....................
(0.31) (0.36) (0.39) (0.44) (0.46) (0.42)
Return of capital .............................
— — (0.01) (0.01) — —
Total distributions .............................
(0.31) (0.36) (0.40) (0.45) (0.46) (0.42)
Net asset value, end of period ....................
$ 11.05 $ 11.51 $ 10.59 $ 10.82 $ 10.77 $ 11.03
Total Return
(c)
(1.36)% 12.30% 1.64% 4.77% 1.83% —
Based on net asset value ........................
(1.36)%
(d)
12.30%
(e)
1.64% 4.77%
(e)
1.83%
(e)
6.85%
Ratios to Average Net Assets
(f)
Total expenses ...............................
1.65%
(g)
1.65% 1.68% 1.67% 1.67% 1.68%
Total expenses after fees waived and/or reimbursed ......
1.55%
(g)
1.55% 1.55% 1.55% 1.55% 1.55%
Net investment income .........................
2.88%
(g)
3.36% 3.88% 4.24% 4.03% 3.65%
Supplemental Data
Net assets, end of period (000) ....................
$ 1,316,240 $ 1,498,142 $ 1,757,991 $ 2,323,407 $ 2,651,775 $ 3,006,721
Portfolio turnover rate
(h)
.........................
25% 74% 86% 67% 61% 75%
Six Months Ended
01/31/22
(unaudited)
Year Ended July 31,
2021 2020 2019 2018 2017
Portfolio turnover rate (including equity-linked notes) ...... 6 3% 135% 148% 127% 140% 144%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
(j)
Portfolio turnover rate is representative of the portfolio for the entire year.
BlackRock Multi-Asset Income Portfolio
Class K
Six Months Ended
01/31/22
(unaudited)
Year Ended July 31, Period from
02/03/17
(a)
to 07/31/17 2021 2020 2019 2018
Net asset value, beginning of period ...............
$ 11.53 $ 10.61 $ 10.84 $ 10.79 $ 11.05 $ 10.80
Net investment income
(b)
.......................
0.23 0.49 0.52 0.56 0.58 0.25
Net realized and unrealized gain (loss) ..............
(0.32) 0.91 (0.24) 0.05 (0.27) 0.25
Net increase (decrease) from investment operations ......
(0.09) 1.40 0.28 0.61 0.31 0.50
Distributions
(c)
– – – – – –
From net investment income ....................
(0.37) (0.48) (0.50) (0.55) (0.57) (0.25)
Return of capital .............................
— — (0.01) (0.01) — —
Total distributions .............................
(0.37) (0.48) (0.51) (0.56) (0.57) (0.25)
Net asset value, end of period ....................
$ 11.07 $ 11.53 $ 10.61 $ 10.84 $ 10.79 $ 11.05
Total Return
(d)
(0.83)% 13.47% 2.71% 5.87% 2.90% —
Based on net asset value ........................
(0.83)%
(e)
13.47%
(f)
2.71% 5.87%
(f)
2.90%
(f)
4.66%
(e)
Ratios to Average Net Assets
(g)
Total expenses ...............................
0.59%
(h)
0.58% 0.60% 0.60% 0.60% 0.60%
(h)
Total expenses after fees waived and/or reimbursed ......
0.50%
(h)
0.50% 0.50% 0.50% 0.50% 0.50%
(h)
Net investment income .........................
3.92%
(h)
4.41% 4.93% 5.28% 5.37% 4.65%
(h)
Supplemental Data
Net assets, end of period (000) ....................
$ 1,180,455 $ 1,109,227 $ 916,969 $ 760,635 $ 522,448 $ 35,919
Portfolio turnover rate
( i )
..........................
25% 74% 86% 67% 61% 75%
(j)
Six Months Ended
01/31/22
(unaudited)
Year Ended July 31, Period from
02/03/17
(a)
to 07/31/17 2021 2020 2019 2018
Portfolio turnover rate (including equity-linked notes) ...... 6 3% 135% 148% 127% 140% 144%
See notes to financial statements.

Notes to Financial Statements
(unaudited)
2022
BlackRock Semi-Annual Report to Shareholders

1. ORGANIZATION
BlackRock Funds II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a Massachusetts business trust. The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:
Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the
Investor A Shares distribution and service plan).
(a)
 Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)
 A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the "Manager") or its affiliates, are included in a complex of open-end equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”) . Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Multi-Asset Income does not isolate the portion of the results of operations arising as a result of changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of
Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments.
Realized currency gains (losses) on foreign currency related transactions are reported as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes. Multi-Asset Income has elected to treat realized gains (losses) from certain forward foreign currency exchange contracts as capital gain (loss) for U.S. federal income tax purposes.
Fund Name Herein Referred To As
Diversification
Classification
BlackRock Dynamic High Income Portfolio ........................................ Dynamic High Income Diversified
BlackRock Multi-Asset Income Portfolio .......................................... Multi-Asset Income Diversified
Share Class Initial Sales Charge
Contingent Deferred
Sales Charge ("CDSC")
Conversion Privilege
Institutional and Class K Shares ................................... No No None
Investor A Shares ............................................ Yes No
(a)
None
Investor C Shares ........................................... No Yes
(b)
To Investor A Shares after
approximately 8 years

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2022 , if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts, forward foreign currency exchange contracts, and swaps)
that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investments to be excluded from treatment as a “senior security.”  Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.
Distributions: Distributions paid by each Fund are recorded on the ex-dividend dates. Distributions from net investment income are declared daily and paid monthly.
Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The portion of distributions, if any, that exceeds a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP .
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund's investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value.
The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day's official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day's published net asset value (“NAV”).
The Funds value their investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon their pro rata ownership in the underlying fund's net assets.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-
traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day's price will be used, unless it is determined that the prior day's price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps
(“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all
Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Global Valuation Committee and third-party pricing services utilize one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global
Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is
Standard Inputs Generally Considered By Third-Party Pricing Services
Market approach ........................ (i)         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... (i)         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ (i)         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of January 31, 2022, certain investments of the Funds were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of , or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or the Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the
Mortgage Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of the
Mortgage Assets. Stripped mortgage-backed securities may be privately issued.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Equity-Linked Notes: Equity-linked notes seek to generate income and provide exposure to the performance of an underlying security, group of securities or exchange-
traded funds (the “underlying reference instrument”). In an equity-linked note, a fund purchases a note from a bank or broker-dealer and in return, the issuer provides for interest payments during the term of the note. At maturity or when the security is sold, a fund will either settle by taking physical delivery of the underlying reference instrument or by receipt of a cash settlement amount equal to the value of the note at termination or maturity. The use of equity-linked notes involves the risk that the value of the note changes unfavorably due to movements in the value of the underlying reference instrument. Equity-linked notes are considered general unsecured contractual obligations of the bank or broker-dealer. A fund must rely on the creditworthiness of the issuer for its investment returns.

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders

Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the London Interbank Offered Rate
(“LIBOR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
In connection with floating rate loan interests, the Funds may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, a fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statements of Assets and Liabilities and Statements of Operations. As of period end, the Funds had the following unfunded floating rate loan interests:
Securities Lending: Certain Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of any related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
Fund Name Borrower Par
Commitment
Amount Value
Unrealized
Appreciation
(Depreciation)
Dynamic High Income EyeCare Partners LLC, Delayed Draw 1st Lien Term Loan ..... $ 4,355 $ 4,355 $ 4,341 $ (14)
Dynamic High Income Intelsat Jackson Holdings SA, Term Loan ................. 5,919 5,842 5,919 77
Dynamic High Income Trident TPI Holdings, Inc., Delayed Draw Term Loan B3 ....... 13,557 13,523 13,567 44
Multi-Asset Income EyeCare Partners LLC, Delayed Draw 1st Lien Term Loa n ..... 70,385 70,386 70,157 (229)
Multi-Asset Income Houston Center, Term Loa n .......................... 6,869,018 6,869,018 6,869,018 –
Multi-Asset Income Intelsat Jackson Holdings SA, Term Loa n ................. 112,612 111,136 112,612 1,476
Multi-Asset Income Park Avenue Tower, Term Loa n ....................... 1,004,357 1,004,357 1,004,357 –
Multi-Asset Income Sheraton Austin, Term Loa n .......................... 2,908,763 2,908,763 2,884,483 (24,280)
Multi-Asset Income The Vinoy St. Petersburg, Term Loa n ................... 1,517,165 1,509,579 1,510,863 1,284
Multi-Asset Income Trident TPI Holdings, Inc., Delayed Draw Term Loa n B3 ....... 101,681 101,427 101,753 326

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Funds.
5. Derivative Financial Instruments
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and Liabilities.
A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
As of period end, the following table is a summary of the Funds' securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
Dynamic High Income
Barclays Capital, Inc. .......................... $ 24,457,887 $ (24,457,887) $ — $ —
Citigroup Global Markets, Inc. .................... 25,410,000 (25,410,000) — —
Mizuho Securities USA, Inc. ..................... 58,867 (58,867) — —
$ 49,926,754 $ (49,926,754) $ — $ —
Multi-Asset Income
Barclays Capital, Inc. .......................... 518,364 (518,364) — —
BNP Paribas SA ............................. 63,525,000 (63,525,000) — —
BofA Securities, Inc. ........................... 36,614,730 (36,614,730) — —
Citigroup Global Markets, Inc. .................... 34,459,940 (34,459,940) — —
Credit Suisse Securities (USA) LLC ................ 575,493 (575,493) — —
J.P. Morgan Securities LLC ...................... 102,184,331 (102,184,331) — —
Morgan Stanley .............................. 82,533,459 (82,533,459) — —
SG Americas Securities LLC ..................... 8,131 (8,131) — —
Toronto Dominion Bank ........................ 29,322,208 (29,322,208) — —
$ 349,741,656 $ (349,741,656) $ — $ —
(a)
Collateral received in excess of the market value of securities on loan is not presented in these tables. The total cash collateral received by each Fund is disclosed in the Statements of Assets and Liabilities.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
Options: The Funds may purchase and write call and put options to increase or decrease their exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Funds write a call option, such option is typically “covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statements of Assets and Liabilities.
In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing or selling a security when they otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Funds’ counterparty on the swap. Each Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Pursuant to the contract, each Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation
(depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid
to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Funds will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the
Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Funds receive payment from or make a payment to the counterparty.
Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that each Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders

Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Funds and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Statements of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Funds and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statements of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparties are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds' investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) , to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, Dynamic High Income pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of Dynamic High
Income’s net assets:
For such services, Multi-Asset Income pays the Manager a monthly fee, based on the average daily net assets that are attributable to Multi-Asset Income's direct investments in fixed-income and equity securities and instruments, including exchange-traded funds ("ETFs") advised by the Manager or other investment advisers, other investments, and cash and cash equivalents (including money market funds, whether advised by the Manager or other investment advisers) and excludes investments in other BlackRock equity and/or fixed-income mutual funds, at the following annual rates:
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.60%
$1 billion - $3 billion ..................................................................................................... 0.56
$3 billion - $5 billion ..................................................................................................... 0.54
$5 billion - $10 billion .................................................................................................... 0.52
Greater than $10 billion ................................................................................................... 0.51
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.600%
$1 billion - $2 b illion ..................................................................................................... 0.550
$2 billion - $3 billion ..................................................................................................... 0.525
Greater than $3 billion ................................................................................................... 0.500

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
With respect to each Fund, the Manager entered into separate sub-advisory agreements with each of BlackRock International Limited (“BIL”), BlackRock (Singapore) Limited
(“BSL”) and BlackRock Asset Management North Asia Limited ("BAMNA") (collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays BIL, BSL and BAMNA for services they provide for that portion of each Fund for which BIL, BSL and BAMNA acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by each Fund to the Manager.
Service and Distribution Fees: The Trust , on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments,
LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the six months ended January 31, 2022, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:
Administration: The Trust, on behalf of the Funds, entered into an Administration Agreement with the Manager, an indirect , wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the six months ended January 31, 2022, the following table shows the class specific administration fees borne directly by each share class of each Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended January 31, 2022, the Funds  paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statements of Operations:
The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended January 31, 2022, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:
For the six months ended January 31, 2022, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
Share Class Service Fees Distribution Fees
Investor A ................................................................................................. 0.25% —%
Investor C ................................................................................................. 0.25 0.75
Fund Name Investor A Investor C Total
Dynamic High Income .............................................................................. $ 220,028 $ 234,544 $ 454,572
Multi-Asset Income ............................................................................... 6,882,437 7,130,772 14,013,209
Average Daily Net Assets Administration Fees
First $500 million 0.0425%
$500 million - $1 billion 0.0400
$1 billion - $2 billion 0.0375
$2 billion - $4 billion 0.0350
$4 billion - $13 billion 0.0325
Greater than $13 billion 0.0300
Fund Name Institutional Investor A Investor C Class K Total
Dynamic High Income ............................................................. $ 108,547 $ 17,601 $ 4,690 $ 26,536 $ 157,374
Multi-Asset Income .............................................................. 1,033,067 550,551 142,604 114,171 1,840,393
Fund Name Institutional Investor A Total
Multi-Asset Income ................................................................................ $ 14,908 $ 931 $ 15,839
Fund Name Institutional Investor A Investor C Class K Total
Dynamic High Income ........................................................ $ 518 $ 192 $ 44 $ 64 $ 818
Multi-Asset Income ......................................................... 5,341 4,069 1,494 563 11,467
Fund Name Institutional Investor A Investor C Class K Total
Dynamic High Income ............................................................. $ 489,543 $ 49,619 $ 16,145 $ 1,264 $ 556,571
Multi-Asset Income .............................................................. 3,720,033 1,427,766 516,338 25,269 5,689,406

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders

Other Fees: For the  six months ended  January 31, 2022 , affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund's Investor
A Shares as follows:
For the six months ended January 31, 2022, affiliates received CDSCs as follows:
Expense Limitations, Waivers, Reimbursements and Recoupments: With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not "interested persons" of the Trust, as defined in the 1940 Act ("Independent Trustees"), or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitations described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended January 31, 2022, the amounts waived were as follows:
With respect to Dynamic High Income, the Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund's assets invested in affiliated equity and fixed-income mutual funds and affiliated ETFs that have a contractual management fee through June 30, 2023. With respect to Multi-Asset Income, the
Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income ETFs that have a contractual management fee through June 30, 2023. The contractual agreements may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of
Operations. For the six months ended January 31, 2022, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the
Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. For the six months ended January 31, 2022, the amounts included in fees waived and/or reimbursed by the Manager in the Statements of Operations were as follows:
Fund Name
Dynamic High Income ...................................................................................................... $ 3,792
Multi-Asset Income ....................................................................................................... 75,513
Fund Name Investor A Investor C
Dynamic High Income ........................................................................................... $ 9,232 $ 2,551
Multi-Asset Income ............................................................................................ 150,277 34,759
Fund Name
Dynamic High Income .................................................................................................. $ 12,883
Multi-Asset Income ................................................................................................... 101,855
Fund Name
Dynamic High Income .......................................................................................................... $ 328,211
Multi-Asset Income ........................................................................................................... 1,625,452
Fund Name Institutional Investor A Investor C Class K
Dynamic High Income ................................................................... 0.65% 0.90% 1.65% 0.60%
Multi-Asset Income .................................................................... 0.55 0.80 1.55 0.50
Fund Name
Dynamic High Income ........................................................................................................ $ 348,185
Multi-Asset Income ......................................................................................................... 3,849,829

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived — class specific and transfer agent fees waived and/
or reimbursed — class specific, respectively, in the Statements of Operations. For the six months ended January 31, 2022, class specific expense waivers and/or reimbursements were as follows:
With respect to the contractual expense limitation, if during Dynamic High Income’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and
(b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:
(1) Dynamic High Income, of which the share class is a part, has more than $50 million in assets for the fiscal year, and
(2) the Manager or an affiliate continues to serve as Dynamic High Income’s investment adviser or administrator.
This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time. Effective November 3, 2021, the repayment arrangement between Dynamic High Income and the Manager pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under Dynamic High Income's contractual caps on net expenses was terminated.
The following fund level and class specific waivers and/or reimbursements previously recorded by Dynamic High Income, which were subject to recoupment by the Manager, expired on November 3, 2021:
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending.
The Funds are responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, Money Market Series, managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Funds. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. Each Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
Fund Name/Share Class
Administration Fees
Waived
Transfer Agent Fees
Waived and/or
Reimbursed
Dynamic High Income
Institutional .................................................................................... $ 108,547 $ 217,07 8
Investor A ..................................................................................... 17,601 5,734
Investor C ..................................................................................... 4,690 4,609
Class K ...................................................................................... 26,536 1,26 4
$ 157,374 $ 228,685
Multi-Asset Income
Institutional .................................................................................... 1,033,067 1,143,42 5
Investor A ..................................................................................... 548,211 49,924
Investor C ..................................................................................... 142,604 162,16 3
Class K ...................................................................................... 114,171 25,269
$ 1,838,053 $ 1,380,781
Fund Level ............................................................................................................... $ 1,499,016
Institutional ............................................................................................................... 980,820
Investor A ................................................................................................................ 95,209
Investor C ................................................................................................................ 37,373
Class K ................................................................................................................. 46,398

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the six months ended January 31, 2022, each Fund paid BIM the following amounts for securities lending agent services:
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Dynamic High Income is currently permitted to borrow and lend, and Multi-Asset Income is currently permitted to borrow under the Interfund Lending
Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended January 31, 2022, the Funds did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the  Funds' Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.
Other Transactions: The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended January 31, 2022, the purchase and sale transactions and any net realized gains (losses)
with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
7. PURCHASES AND SALES
For the six months ended January 31, 2022, purchases and sales of investments, excluding short-term investments and equity-linked notes, were as follows:
RULE ABOVE
For the six months ended January 31, 2022, purchases and sales related to equity-linked notes were as follows:
8. INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S.
federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
As of July 31, 2021, Multi-Asset Income had non-expiring capital loss carryforwards available to offset future realized capital gains of $433,596,837.
Fund Name
Dynamic High Income ...................................................................................................... $ 76,275
Multi-Asset Income ....................................................................................................... 558,138
Fund Name Purchases  Sales
Net Realized
Loss
Dynamic High Income ................................................................ $ 12,995,494 $ 449,390 $ (17,484)
Multi-Asset Income ................................................................. 35,960,018 16,766,441 (3,351,363)
Other Securities
Fund Name Purchases Sales
Dynamic High Income ................................................................................... $ 384,737,608 $ 220,757,403
Multi-Asset Income .................................................................................... 3,996,666,496 3,866,323,221
Fund Name Purchases Sales
Dynamic High Income ................................................................................... $ 1,084,082,713 $ 1,089,543,411
Multi-Asset Income .................................................................................... 7,084,670,400 7,294,260,166

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
As of January 31, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate
(but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2022 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.
During the six months ended January 31, 2022, the Funds did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which each Fund is subject.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. The duration of this pandemic and its effects cannot be determined with certainty.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A
Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Dynamic High Income .............................................. $ 1,633,957,795 $ 61,633,359 $ (66,788,556) $ (5,155,197)
Multi-Asset Income ................................................ 18,081,102,626 994,182,438 (591,628,584) 402,553,854

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders

receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded options purchased and exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund's portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
Certain Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a Fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a  phase out of LIBOR. Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
d
Six Months Ended
01/31/22
Year Ended
07/31/21
Fund Name/Share Class
Shares Amount Shares Amount
Dynamic High Income
Institutional
Shares sold .............................................
19,836,015 $ 200,994,468 36,978,739 $ 360,137,640
Shares issued in reinvestment of distributions ........................
4,158,814 41,638,879 4,054,254 39,262,141
Shares redeemed .........................................
(13,779,627) (137,856,921) (32,528,278) (312,789,149)
10,215,202 $ 104,776,426 8,504,715 $ 86,610,632
Investor A
Shares sold and automatic conversion of shares .......................
2,234,130 $ 22,520,624 5,646,394 $ 55,010,625
Shares issued in reinvestment of distributions ........................
668,635 6,700,848 715,130 6,924,743
Shares redeemed .........................................
(2,362,730) (23,958,319) (5,496,105) (53,129,093)
540,035 $ 5,263,153 865,419 $ 8,806,275
Investor C
Shares sold .............................................
519,745 $ 5,277,550 752,199 $ 7,405,861
Shares issued in reinvestment of distributions ........................
167,327 1,674,360 165,369 1,597,712
Shares redeemed and automatic conversion of shares ...................
(586,438) (5,916,894) (1,021,133) (9,851,664)
100,634 $ 1,035,016 (103,565) $ (848,091)

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
As of January 31, 2022, BlackRock HoldCo 2, Inc., an affiliate of the Funds, owned 22,548 Class K Shares of Dynamic High Income.
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
d
Six Months Ended
01/31/22
Year Ended
07/31/21
Fund Name/Share Class
Shares Amount Shares Amount
Class K
Shares sold .............................................
1,586,714 $ 16,039,144 10,860,416 $ 106,564,537
Shares issued in reinvestment of distributions ........................
1,149,709 11,524,403 1,135,031 11,059,899
Shares redeemed .........................................
(2,112,243) (21,289,083) (4,658,108) (44,910,817)
624,180 $ 6,274,464 7,337,339 $ 72,713,619
11,480,051 $ 117,349,059 16,603,908 $ 167,282,435
Multi-Asset Income
Institutional
Shares sold .............................................
94,854,927 $ 1,083,888,199 207,343,006 $ 2,315,009,169
Shares issued in reinvestment of distributions ........................
26,093,509 295,919,219 33,605,958 374,434,804
Shares redeemed .........................................
(114,875,751) (1,308,421,210) (227,189,879) (2,522,482,297)
6,072,685 $ 71,386,208 13,759,085 $ 166,961,676
Investor A
Shares sold and automatic conversion of shares .......................
55,640,773 $ 635,459,478 123,549,315 $ 1,380,081,323
Shares issued in reinvestment of distributions ........................
14,080,730 159,446,744 16,670,362 185,633,828
Shares redeemed .........................................
(46,270,585) (527,323,616) (99,548,215) (1,106,440,021)
23,450,918 $ 267,582,606 40,671,462 $ 459,275,130
Investor C
Shares sold .............................................
5,300,099 $ 60,470,473 13,134,921 $ 146,209,744
Shares issued in reinvestment of distributions ........................
3,249,652 36,760,234 4,671,303 51,783,623
Shares redeemed and automatic conversion of shares ...................
(19,549,508) (223,138,281) (53,644,738) (596,590,183)
(10,999,757) $ (125,907,574) (35,838,514) $ (398,596,816)
Class K
Shares sold .............................................
17,788,259 $ 202,047,956 27,432,282 $ 306,569,184
Shares issued in reinvestment of distributions ........................
3,163,976 35,860,987 3,943,055 43,954,355
Shares redeemed .........................................
(10,481,506) (119,699,283) (21,618,023) (242,444,481)
10,470,729 $ 118,209,660 9,757,314 $ 108,079,058
28,994,575 $ 331,270,900 28,349,347 $ 335,719,048

Statement Regarding Liquidity Risk Management Program
2022
BlackRock Semi-Annual Report to Shareholders

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), BlackRock Funds II (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for BlackRock Dynamic High Income Portfolio and BlackRock Multi-Asset Income Portfolio (the “Funds”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.
The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on November 9-10, 2021 (the “Meeting”) to review the Program. The Board previously appointed
BlackRock Advisors, LLC or BlackRock Fund Advisors (“BlackRock”), each an investment adviser to certain BlackRock funds, as the program administrator for each Fund’s
Program, as applicable. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the
Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the
“Report”). The Report covered the period from October 1, 2020 through September 30, 2021 (the “Program Reporting Period”).
The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each
Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including the imposition of capital controls in certain countries.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:
a)
The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions
. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Where a fund participated in borrowings for investment purposes
(such as tender option bonds or reverse repurchase agreements), such borrowings were factored into the Program’s calculation of a fund’s liquidity bucketing.
Derivative exposure was also considered in such calculation.
b)
Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions
.
During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size (“RATS”). Each Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests. The
Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.
c)
Holdings of cash and cash equivalents, as well as borrowing arrangements
. The Committee considered the terms of the credit facility
committed to each Fund, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple funds (including that a portion of the aggregate commitment amount is specifically designated for BlackRock Floating Rate Income Portfolio, a series of BlackRock Funds V). The
Committee also considered other types of borrowing available to the Funds, such as the ability to use reverse repurchase agreements and interfund lending, as applicable.
There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s methodology.
The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

Additional Information

Additional Information
Regulation Regarding Derivatives
On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted regulations governing the use of derivatives by registered investment companies (“Rule
18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Householding
The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.
The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov . Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports .
Availability of Proxy Voting Policies, Procedures and Voting Records
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to securities held in the Funds' portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800)
441- 7762 ; (2) on the BlackRock website at blackrock.com ; and (3) on the SEC’s website at sec.gov .
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)
2022
BlackRock Semi-Annual Report to Shareholders

BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Advisers
BlackRock (Singapore) Limited
079912 Singapore
BlackRock Asset Management North Asia Limited
Hong Kong
BlackRock International Limited
Edinburgh, EH3 8JB
United Kingdom
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, PA 19103
Distributor
BlackRock Investments, LLC
New York, NY 10022
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

Glossary of Terms Used in this Report

Glossary of Terms Used in this Report
Currency Abbreviation
AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
CNY Chinese Yuan
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
JPY Japanese Yen
KRW South Korean Won
NZD New Zealand Dollar
THB Thai Baht
USD United States Dollar
Portfolio Abbreviation
ADR American Depositary Receipts
CDI Crest Depository Interests
CLO Collateralized Loan Obligation
CMT Constant Maturity Treasury
CSMC Credit Suisse Mortgage Capital
DAC Designated Activity Company
ESG Environmental, Social And Governance
ETF Exchange-Traded Fund
EURIBO R Euro Interbank Offered Rate
GDR Global Depositary Receipts
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
NVDR Non-Voting Depository Receipts
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
PJSC Public Joint Stock Company
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
S&P Standard & Poor's
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.
DHIMAIP-1/22-SAR

Item 2 –  Code of Ethics – Not Applicable to this semi-annual report
Item 3 –  Audit Committee Financial Expert – Not Applicable to this semi-annual report
Item 4 –  Principal Accountant Fees and Services – Not Applicable to this semi-annual report
Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 – Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.
Item 11 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12 –
Disclosure of Securities Lending Activities for Closed-End Management Investment
   Companies
– Not Applicable

Item 13 – Exhibits attached hereto
              (a)(1) Code of Ethics – Not Applicable to this semi-annual report
              (a)(2) Section 302 Certifications are attached

section302
(a)(3)
Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(4)
Change in Registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
section906

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: March 23, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: March 23, 2022

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date: March 23, 2022